[LOGO OF THE NEW ENGLAND APPEARS HERE]

The New England
Insurance and Investment

A MetLife Affiliate
    -------------------------------------------------------------------------

    ZENITH FUND
    VARIABLE PRODUCTS




                                                         SEMIANNUAL REPORTS
                                                         JUNE 30, 1997

                               TABLE OF CONTENTS

Morgan Stanley International Magnum Equity Series and Loomis Sayles Bal-
 anced Series Supplement...................................................   I
Loomis Sayles Small Cap Series.............................................   1
Morgan Stanley International Magnum Equity Series..........................   7
Alger Equity Growth Series.................................................  14
Capital Growth Series......................................................  20
Loomis Sayles Avanti Growth Series.........................................  24
Davis Venture Value Series.................................................  29
Westpeak Growth & Income Series............................................  36
Westpeak Stock Index Series................................................  43
Loomis Sayles Balanced Series..............................................  53
Back Bay Advisors Managed Series...........................................  61
Salomon Brothers Strategic Bond Opportunities Series.......................  69
Back Bay Advisors Bond Income Series.......................................  77
Salomon Brothers U.S. Government Series....................................  83
Back Bay Advisors Money Market Series......................................  87
Notes to Financial Statements..............................................  93
Footnotes to Portfolio Manager Commentary.................................. 102
New England Variable Life Separate Account................................. 104
Fidelity VIP Overseas Portfolio............................................
Fidelity VIP Equity-Income Portfolio.......................................
Fidelity VIP High Income Portfolio.........................................
Fidelity VIPII Asset Manager Portfolio.....................................


                                   IMPORTANT:

  Some funds appearing in this report may not be available under your variable life or variable annuity product.

                                                                   August, 1997

TO OUR POLICYHOLDERS/CONTRACT OWNERS:

We are pleased to provide you with the 1997 Semiannual Report for the Zenith Fund variable life insurance and variable annuity products.* This report includes performance histories, present investments, and financial reports as of June 30, 1997, as well as the outlook and strategy of each fund. It is intended to help you make an informed decision regarding the investment of the cash value of your variable product.

The 1997 Semiannual Report also contains important information pertaining to the Loomis Sayles Balanced Series and the Morgan Stanley International Magnum Equity Series. Please see the enclosed supplement for more details.

The New England and its affiliates offer many variable life and variable annuity products to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and excellent personal service.

Please feel free to contact your Registered Representative with any questions you may have regarding your financial objectives. Thank you for choosing a Zenith Variable product.

Sincerely,

/s/ David Allen                           /s/ Bruce Long

David Allen                               Bruce Long
Senior Vice President                     President
New England Life                          New England Annuities

* Variable products are offered through New England Securities Corporation.

                                                             [LOGO OF RECYCLABLE
                                                             PAPER APPEARS HERE]

                            NEW ENGLAND ZENITH FUND
               MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES
                       AND LOOMIS SAYLES BALANCED SERIES
        SUPPLEMENT DATED AUGUST 1, 1997 TO PROSPECTUS DATED MAY 1, 1997

THE FOLLOWING PARAGRAPH REPLACES THE SECOND PARAGRAPH UNDER MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES IN THE "INVESTMENT OBJECTIVES AND POLICIES"
SECTION:

The countries in which the Series will primarily invest are those comprising the Morgan Stanley Capital International EAFE Index (the "EAFE Index"), which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country," and collectively the "EAFE countries"). The Series may invest up to 5% of its assets in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the Series will be invested in equity securities of issuers in at least three countries outside the United States.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER LOOMIS, SAYLES & COMPANY, L.P. ("LOOMIS SAYLES") IN THE "MANAGEMENT" SECTION:

Carol C. McMurtrie, Tricia H. Mills and Roderic Dillon are the portfolio managers of the equity portion of the Loomis Sayles Balanced Series and are responsible for allocating the assets of the Series between equity and fixed-income securities. Ms. McMurtrie and Ms. Mills have served in these capacities since July 1997, and Mr. Dillon since August 1997. The portfolio management team for the fixed-income portion of the Series consists of Meri Anne Beck, John Hyll and Barr Segal. Ms. Beck and Mr. Hyll have had portfolio management responsibility for the Series' fixed-income investments since 1994, and Mr. Segal joined the team in 1996. Messrs. Dillon, Hyll and Segal and Mses. Beck, McMurtrie and Mills are Vice Presidents of Loomis Sayles. Mses. Beck, McMurtrie and Mills and Mr. Hyll have been employed by Loomis Sayles for more than five years. Mr. Segal was a Senior Portfolio Manager at TCW Group before joining Loomis Sayles in 1996. Mr. Dillon rejoins Loomis Sayles in August 1997 following several years as principal of Dillon Capital Management.



VL-111-97

LOOMIS SAYLES SMALL CAP SERIES
PORTFOLIO MANAGERS: JEFFREY C. PETHERICK AND MARY CHAMPAGNE
LOOMIS, SAYLES & COMPANY, L.P.

[PICTURE APPEARS HERE]                   [PICTURE APPEARS HERE]

Q. HOW HAS THE SERIES PERFORMED DURING THE FIRST HALF OF 1997?

A. The Series performed favorably during the first half of 1997 with a total return 12.36% compared to the Lipper Variable Products Small Company Aver-age/14/ return of 8.11%. The smaller, value orientated stocks the Series fa-vors outpaced the returns of the growth orientated small company stocks for the first half of the year. Relative to large capitalization stocks, however, small capitalization stocks still lagged. But after underperforming large com-pany stocks for about three years we find small company issues are relatively undervalued compared with their growth potential.

Q. HOW DID YOU MANAGE THE SERIES FOR THE FIRST HALF OF THE YEAR?

A. We continued to look for undervalued issues in companies with market capi-talizations under $1 billion. The health care industry is one example of an area offering very attractive valuations, partly due to the difficulties caused by the proposed changes to Medicare and Medicaid. Recently, we pur-chased Sierra Healthcare, a well-managed health maintenance organization whose stock price was suffering when the health care sector was out of favor. An-other promising health care issue is Hologic, Inc., a maker of equipment for assessing the risk of developing osteoporosis. There is high growth potential in this market as the American population ages.

Technology stocks are also currently selling at more reasonable valuations-- with good earnings prospects--after a year-long correction that began in May 1996. On the flip side, financial services stocks are reaching their peak val-uation level after some terrific growth over the past seven years, and we could be trimming those holdings.

Q. WHAT IS YOUR OUTLOOK OVER THE MONTHS AHEAD?

A. Overall, we see the small company stocks benefitting from a number of fac-tors, including a rise in the U.S. dollar that began a year ago. A rising dol-lar reduces some of the competitive edge larger companies had worldwide for their products (because their products are more expensive for foreigners to import), and will likely cut into these firms' relative earnings. Smaller firms generally do not depend on overseas customers a great deal, and there-fore their stocks aren't as susceptible to the dollar's fluctuations.

             A $10,000 Investment Compared to the Russell 2000/17/

Average Annual Return


                          Small Cap        Lipper Variable Small
                           Series         Company Fund Average/14/
           6 mos.*         12.36%                 8.11%
           1 year          26.69%                14.19%
  Since Inception          21.08%                   n/a
 * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE SERIES COMPARED TO THE GROWTH OF A $10,000 INVESTMENT IN THE RUSSELL 2000 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                      Small Cap Series           Russell 2000/17/
Inception 5/1/94                10,000                 10,000
12/31/94                         9,676                 10,026
12/31/95                        12,471                 12,877
12/31/96                        16,295                 15,007
 6/30/97                        18,309                 16,538

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Long-term growth from investment in common stocks or their equivalent.

START DATE: May 1, 1994

SIZE: $138 million as of June 30, 1997

MANAGERS: Jeffrey C. Petherick and Mary Champagne. Mr. Petherick has managed the Series since its inception in May 1994. Ms. Champagne joined the management of the Fund in July 1995. Mr. Petherick has also managed the Loomis Sayles portion of the New England Star Advisers Fund since July 1, 1994. Ms. Champagne has co-managed the Loomis Sayles portion of the New England Star Advisers Fund since July 1995. They also manage the Loomis Sayles Small Cap Value Fund and the Maxim Series--Small Cap Aggressive Growth Fund. Mr. Petherick joined Loomis Sayles in 1990. Ms. Champagne joined Loomis Sayles in 1993.

Performance numbers are net of all Series expenses but do not include any in-surance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--85.6% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                               VALUE (A)
        AEROSPACE--0.5%
 31,400 Gencorp, Inc. ............................................   $   726,125
                                                                     -----------
        AUTOMOBILE & RELATED--1.7%
  9,200 Amcast Industrial Corp. ..................................       230,000
 16,500 Borg Warner Automotive, Inc. .............................       892,031
 35,200 Echlin, Inc. .............................................     1,267,200
                                                                     -----------
                                                                       2,389,231
                                                                     -----------
        BANKS--SAVINGS & LOAN--3.4%
 23,300 Bank Utd. Corp. ..........................................       885,400
 41,100 City National Corp. ......................................       988,969
 28,075 Commercial Federal Corp. .................................     1,042,284
 34,400 Downey Financial Corp. ...................................       812,700
 31,300 First Financial Corp. ....................................       919,437
                                                                     -----------
                                                                       4,648,790
                                                                     -----------
        BUSINESS SERVICES--1.5%
 27,200 Alternative Resources Corp. ..............................       554,200
  6,400 CDI Corp.(c)..............................................       266,800
 40,800 Cort Business Services Corp.(c)...........................     1,203,600
  8,300 Team America Corp. .......................................        69,512
                                                                     -----------
                                                                       2,094,112
                                                                     -----------
        CHEMICALS--SPECIALTY--4.0%
 54,000 Cuno, Inc. ...............................................       904,500
 47,100 Dexter Corp. .............................................     1,507,200
 32,900 Hexcel Corp.(c)...........................................       567,525
 83,900 Lawter International, Inc. ...............................     1,059,237
 13,600 Learonal, Inc. ...........................................       387,600
 32,400 OM Group, Inc. ...........................................     1,073,250
                                                                     -----------
                                                                       5,499,312
                                                                     -----------
        COMPUTER SOFTWARE & SERVICES--4.6%
 25,700 American Management Systems, Inc. ........................       687,475
 35,200 National Computer Systems, Inc. ..........................       937,200
 29,700 Network General Corp. ....................................       441,787
 32,000 Nichols Research Corp. ...................................       672,000
 43,800 Platinum Technology, Inc. ................................       580,350
 34,600 Semitool, Inc. ...........................................       402,225
 38,400 Sterling Software, Inc. ..................................     1,200,000
 37,100 Symantec Corp.(c).........................................       723,450
 45,900 Wonderware Corp. .........................................       648,337
                                                                     -----------
                                                                       6,292,824
                                                                     -----------
        ELECTRICAL EQUIPMENT--1.4%
 30,800 York International Corp. .................................     1,416,800
 26,200 Woodhead Industries.......................................       494,525
                                                                     -----------
                                                                       1,911,325
                                                                     -----------
        ELECTRONIC COMPONENTS--3.5%
 17,800 Dynatech Corp. ...........................................       636,350
 42,200 International Rectifier Corp. ............................       785,975
 38,700 Merix Corp. ..............................................       643,387
 26,700 Perceptron, Inc. .........................................       724,237
 52,400 Trident Microsystems, Inc. ...............................       589,500
 41,000 VLSI Technology, Inc. ....................................       968,625
 76,800 Xicor, Inc. ..............................................       451,200
                                                                     -----------
                                                                       4,799,274
                                                                     -----------
        ENVIROMENTAL SERVICES--1.5%
 47,800 Tetra Technical, Inc. ....................................     1,153,175
 39,400 World Fuel Services Corp. ................................       861,875
                                                                     -----------
                                                                       2,015,050
                                                                     -----------
        FINANCIAL SERVICES--1.9%
 40,000 DVI, Inc.(c)..............................................       580,000
 34,500 Financial Federal Corp. ..................................       759,000
 16,000 Firstplus Financial Group, Inc. ..........................       544,000
 42,880 WFS Financial, Inc.(c)....................................       718,240
                                                                     -----------
                                                                       2,601,240
                                                                     -----------
        FOOD PACKAGING & MISCELLANEOUS--2.5%
 29,200 International Multifoods Corp. ...........................       733,650
 62,500 Lance, Inc. ..............................................     1,195,312
 80,100 Michaels Foods............................................     1,481,850
                                                                     -----------
                                                                       3,410,812
                                                                     -----------
        FREIGHT TRANSPORTATION--1.7%
 48,200 Circle International Group, Inc. .........................     1,271,275
 39,500 Pittston Burlington Group.................................     1,110,937
                                                                     -----------
                                                                       2,382,212
                                                                     -----------
        HEALTH CARE--DRUGS--1.7%
 49,300 Bindley Western Industries, Inc. .........................     1,130,819
 54,500 Gulf South Medical Supply, Inc. ..........................     1,062,750
 10,000 Weider Nutrition International, Inc. .....................       158,750
                                                                     -----------
                                                                       2,352,319
                                                                     -----------
        HEALTH CARE--MEDICAL TECHNOLOGY--4.8%
 59,100 Conmed Corp.(c)...........................................     1,004,700
 23,600 C. R. Bard, Inc. .........................................       856,975
 41,200 Hologic, Inc. ............................................     1,096,950
 56,300 Invacare Corp. ...........................................     1,316,012
 36,000 Marquette Medical Systems, Inc. ..........................       792,000
 15,000 Sofamor/Danek Group, Inc.(c)..............................       686,250
 23,900 Sola International, Inc. .................................       800,650
                                                                     -----------
                                                                       6,553,537
                                                                     -----------
        HEALTH CARE--SERVICES--5.3%
  5,700 Compdent Corp. ...........................................       120,056
 67,245 Grancare, Inc.(c).........................................       727,087
 58,600 Healthplan Services Corp.(c)..............................     1,106,075

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                               VALUE (A)
        HEALTH CARE--SERVICES--(CONTINUED)
 33,000 Integrated Health Services, Inc. .........................   $ 1,270,500
 52,043 Vitalink Pharmacy Services, Inc. .........................       995,322
 29,500 Phymatrix Corp. ..........................................       453,562
 50,400 Physicians Resource Group, Inc. ..........................       453,600
 50,000 Rotech Medical Corp.(c)...................................     1,003,125
 39,400 Sierra Health Services, Inc. .............................     1,231,250
                                                                     -----------
                                                                       7,360,577
                                                                     -----------
        HOME PRODUCTS--2.4%
  9,600 Aptargroup, Inc. .........................................       434,400
 17,700 Bush Boake Allen, Inc.(c).................................       550,912
 49,600 Premark International, Inc. ..............................     1,326,800
 72,550 US Can Corp.(c)...........................................     1,033,837
                                                                     -----------
                                                                       3,345,949
                                                                     -----------
        HOTELS & RESTAURANTS--0.4%
 36,600 Buffets, Inc. ............................................       308,812
 19,500 Cooker Restaurant Corp. ..................................       208,406
                                                                     -----------
                                                                         517,218
                                                                     -----------
        HOUSING & BUILDING MATERIALS--2.2%
 12,700 Crossman Communities, Inc.(c).............................       269,875
 26,700 Dayton Superior Corp. ....................................       340,425
 56,400 Giant Cement Holdings, Inc.(c)............................     1,057,500
 35,600 Toro Co. .................................................     1,348,350
                                                                     -----------
                                                                       3,016,150
                                                                     -----------
        INSURANCE--7.7%
 34,050 Allied Group, Inc. .......................................     1,293,900
 23,900 Capital Resource Corp. ...................................     1,278,650
 24,900 Capmac Holdings, Inc. ....................................       837,262
 50,900 Everest Reinsurance Holdings..............................     2,016,912
 35,500 Protective Life Corp. ....................................     1,783,875
 22,400 Reinsurance Group of America, Inc. .......................     1,288,000
 42,200 TIG Holdings, Inc. .......................................     1,318,750
 16,225 Triad Guaranty, Inc.(c)...................................       736,209
                                                                     -----------
                                                                      10,553,558
                                                                     -----------
        LEISURE--1.7%
 28,095 Harman International......................................     1,183,502
 53,600 Scientific Games Holdings Corp.(c)........................     1,105,500
                                                                     -----------
                                                                       2,289,002
                                                                     -----------
        MACHINERY--1.7%
 31,500 Brown & Sharpe Manufacturing Co.(c).......................       476,437
 40,800 BW/IP, Inc. ..............................................       828,750
 31,900 Greenfield Industries Inc. ...............................       861,300
  6,700 Hardinge Brothers, Inc. ..................................       195,975
                                                                     -----------
                                                                       2,362,462
                                                                     -----------
        MEDIA & ENTERTAINMENT--2.1%
 39,100 Banta Corp. ..............................................     1,060,587
 41,200 Cadmus Communications Corp. ..............................       638,600
 17,700 Houghton Mifflin Co. .....................................     1,181,475
                                                                     -----------
                                                                       2,880,662
                                                                     -----------
        METALS--3.3%
 62,100 Agnico Eagle Mines, Ltd. .................................       597,712
 38,400 Citation Corp.(c).........................................       657,600
 30,200 Lone Star Technologies, Inc. .............................       864,475
 44,700 LTV Corp. ................................................       636,975
 67,200 Oregon Steel Mills, Inc. .................................     1,339,800
 59,600 UNR Industries, Inc. .....................................       409,750
                                                                     -----------
                                                                       4,506,312
                                                                     -----------
        MULTI-INDUSTRY--2.6%
 11,700 Apogee Enterprises, Inc. .................................       251,550
 75,900 Griffon Corp.(c)..........................................     1,038,881
 98,700 Vaid Corp. ...............................................     1,899,975
 10,500 Insilco Corp.(c)..........................................       393,750
                                                                     -----------
                                                                       3,584,156
                                                                     -----------
        NATURAL GAS PIPELINES--0.3%
 24,500 Public Service Co. North Carolina, Inc. ..................       470,094
                                                                     -----------
        OFFICE EQUIPMENT--0.4%
 31,500 Telxon Corp. .............................................       567,000
                                                                     -----------
        OIL--INDEPENDENT PRODUCERS--1.4%
 56,900 Lomak Petroleum, Inc.(c)..................................     1,013,531
 32,200 Vintage Petroleum, Inc.(c)................................       990,150
                                                                     -----------
                                                                       2,003,681
                                                                     -----------
        OIL--SERVICES--4.6%
 15,200 Falcon Drilling...........................................       875,900
 35,100 Key Energy Group, Inc. ...................................       625,219
 58,500 Pride International, Inc. ................................     1,404,000
 25,000 Seitel, Inc.(c)...........................................       950,000
 51,200 Tuboscope Vetco International Corp. ......................     1,017,600
 38,000 Weatherford Enterra, Inc.(c)..............................     1,463,000
                                                                     -----------
                                                                       6,335,719
                                                                     -----------
        PAPER PRODUCTS--0.1%
  5,700 Wausau Paper Mills, Inc. .................................       107,587
                                                                     -----------
        REAL-ESTATE INVESTMENT TRUSTS--7.7%
 58,100 American General Hospitality Corp. .......................     1,437,975
 52,800 Brandywine Realty Trust...................................     1,069,200
 46,700 Cali Realty Corp. ........................................     1,587,800
 60,300 Capstone Capital Corp.(c).................................     1,477,350
 39,800 Health Care Property Investments, Inc. ...................     1,402,950
 68,300 Koger Equity, Inc.(c).....................................     1,246,475

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        REAL-ESTATE INVESTMENT TRUSTS--(CONTINUED)
 49,000 Liberty Property.........................................   $  1,218,875
 33,700 Sun Communities, Inc. ...................................      1,131,065
                                                                    ------------
                                                                      10,571,690
                                                                    ------------
        RETAIL--GENERAL MERCHANDISE--0.6%
 30,800 Family Dollar Stores, Inc. ..............................        839,300
                                                                    ------------
        RETAIL--SPECIALTY--3.5%
 18,200 Carson Pirie Scott & Co. ................................        577,850
 40,650 Cato Corp.(c)............................................        221,036
 61,400 Heilig Meyers Co. .......................................      1,204,975
 36,600 Tandycrafts, Inc. .......................................        173,850
 35,600 United Auto Group, Inc. .................................        705,325
 26,700 Wet Seal, Inc. ..........................................        842,719
 57,600 Zale Corp. ..............................................      1,141,200
                                                                    ------------
                                                                       4,866,955
                                                                    ------------
        TELECOMMUNICATIONS--1.7%
 57,600 Alliant Communications, Inc. ............................      1,123,200
 55,500 Inter Tel, Inc. .........................................      1,179,375
                                                                    ------------
                                                                       2,302,575
                                                                    ------------
        TEXTILE & APPAREL--0.3%
  6,600 Timberland Co. ..........................................        425,700
                                                                    ------------
        UTILITIES--ELECTRIC--0.9%
 67,600 Calpine Corp. ...........................................      1,284,400
                                                                    ------------
        Total Common Stocks
         (Identified Cost $101,126,001)..........................    117,866,910
                                                                    ------------

-----------------------------
SHORT-TERM INVESTMENTS--14.2%
-----------------------------

    FACE
   AMOUNT                                                            VALUE (A)
 $6,392,668 Associates Corp. North America
             6.080%, 7/01/97.....................................   $  6,392,668
  6,400,000 Chevron Oil Finance Co.
             5.350%, 7/02/97.....................................      6,400,000
  5,800,000 Exxon Asset Management
             6.250%, 7/02/97.....................................      5,800,000
  1,000,000 General Electric 5.500%, 7/01/97.....................      1,000,000
                                                                    ------------
                                                                      19,592,668
                                                                    ------------
            Total Short-Term Investments
             (Identified Cost $19,592,668).......................     19,592,668
                                                                    ------------
            Total Investments--99.8%
             (Identified Cost $120,718,669)(b)...................    137,459,578
            Other assets less liabilities........................        181,166
                                                                    ------------
            TOTAL NET ASSETS--100%...............................   $137,640,744
                                                                    ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $120,718,669 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost.....................................   $ 19,331,802
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value...................................     (2,590,893)
                                                                  ------------
            Net unrealized appreciation........................   $ 16,740,909
                                                                  ============

(c) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value....................................           $137,459,578
 Receivable for:
  Fund shares sold.......................................                598,808
  Securities sold........................................                812,890
  Dividends and interest.................................                127,490
                                                                    ------------
                                                                     138,998,766
LIABILITIES
 Payable for:
  Securities purchased...................................  $948,931
  Fund shares redeemed...................................   214,296
 Accrued expenses:
  Management fees........................................   161,602
  Deferred trustees' fees................................     1,637
  Other expenses.........................................    31,556
                                                           --------
                                                                       1,358,022
                                                                    ------------
                                                                    $137,640,744
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in........................................           $112,338,672
  Undistributed net investment income....................                514,242
  Accumulated net realized gains.........................              8,046,921
  Unrealized appreciation on investments.................             16,740,909
                                                                    ------------
NET ASSETS...............................................           $137,640,744
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($137,640,744 divided by 848,992 shares of beneficial
 interest)...............................................           $     162.12
                                                                    ============
Identified cost of investments...........................           $120,718,669
                                                                    ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends...............................................            $   641,703(a)
 Interest................................................                403,828
                                                                     -----------
                                                                       1,045,531
EXPENSES
 Management fees.........................................  $540,630
 Trustees' fees and expenses.............................    11,411
 Custodian...............................................    37,869
 Audit and tax services..................................     3,796
 Legal...................................................     9,340
 Printing................................................    18,339
 Miscellaneous...........................................     1,820
                                                           --------
   Total expenses........................................   623,205
   Less expenses assumed by the investment adviser.......   (82,574)     540,631
                                                           --------  -----------
NET INVESTMENT INCOME....................................                504,900
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net.......................................              7,344,960
 Unrealized appreciation on:
  Investments--net.......................................              6,534,301
                                                                     -----------
Net gain on investment transactions......................             13,879,261
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS...............            $14,384,161
                                                                     ===========

(a) Net of foreign taxes of: $161

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $    591,899  $    504,900
 Net realized gain on investments..................     5,566,031     7,344,960
 Unrealized appreciation on investments............     7,966,226     6,534,301
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    14,124,156    14,384,161
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................      (597,412)            0
 Net realized gain on investments..................    (5,269,235)            0
                                                     ------------  ------------
                                                       (5,866,647)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    66,168,269    50,597,912
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       597,412             0
 Distributions from net realized gain..............     5,269,235             0
                                                     ------------  ------------
                                                       72,034,916    50,597,912
 Cost of shares redeemed...........................   (18,839,546)  (16,535,354)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    53,195,370    34,062,558
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    61,452,879    48,446,719
NET ASSETS
 Beginning of the period...........................    27,741,146    89,194,025
                                                     ------------  ------------
 End of the period.................................  $ 89,194,025  $137,640,744
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $     14,855  $      9,342
                                                     ============  ============
 End of the period.................................  $      9,342  $    514,242
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       482,269       343,671
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........         7,195             0
 Distributions from net realized gain..............        34,411             0
                                                     ------------  ------------
                                                          523,875       343,671
 Redeemed..........................................      (139,206)     (112,850)
                                                     ------------  ------------
 Net change........................................       384,669       230,821
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                   MAY 2, 1994(A)                    SIX MONTHS
                                      THROUGH       YEAR     YEAR      ENDED
                                    DECEMBER 31,    ENDED    ENDED    JUNE 30,
                                        1994        1995     1996       1997
                                   --------------  -------  -------  ----------
Net Asset Value, Beginning of
 Period..........................     $100.00      $ 96.61  $118.80   $ 144.29
                                      -------      -------  -------   --------
Income From Investment Operations
 Net Investment Income...........        0.14         0.85     1.05       0.59
 Net Realized and Unrealized Gain
  (Loss) on Investments..........       (3.38)       26.93    35.03      17.24
                                      -------      -------  -------   --------
 Total From Investment
  Operations.....................       (3.24)       27.78    36.08      17.83
                                      -------      -------  -------   --------
Less Distributions
 Distributions From Net
  Investment Income..............       (0.15)       (0.78)   (1.03)      0.00
 Distributions From Net Realized
  Capital Gains..................        0.00        (4.81)   (9.56)      0.00
                                      -------      -------  -------   --------
 Total Distributions.............       (0.15)       (5.59)  (10.59)      0.00
                                      -------      -------  -------   --------
Net Asset Value, End of Period...     $ 96.61      $118.80  $144.29   $ 162.12
                                      =======      =======  =======   ========
TOTAL RETURN (%).................       (3.23)(b)    28.88    30.67      12.36(b)
Ratio of Operating Expenses to
 Average Net Assets (%)..........        1.00 (c)     1.00     1.00       1.00(c)
Ratio of Net Investment Income to
 Average Net Assets (%)..........        0.32 (c)     1.26     1.15       0.92(c)
Portfolio Turnover Rate (%)......          80 (c)       98       62         83(c)
Average Commission Rate(d).......          --           --  $0.0568   $ 0.0547
Net Assets, End of Period (000)..     $ 3,105      $27,741  $89,194   $137,641
The ratios of expenses to average
 net assets without giving effect
 to the voluntary expense
 agreement described in Note 4 to
 the Financial Statements would
 have been (%)...................        2.31 (c)     1.91     1.29       1.15(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES
PORTFOLIO MANAGER: FRANCINE J. BOVICH MORGAN STANLEY ASSET MANAGEMENT INC.

[PICTURE APPEARS HERE]

Morgan Stanley Asset Management, Inc. ("MSAM") took over management of the Draycott International Equity Series on May 1, 1997. Accordingly, the portfo-lio was renamed the Morgan Stanley International Magnum Equity Series and re-structured to reflect Morgan Stanley's own ideas. Specifically, as a result of the stocks we selected, we increased the portfolio's exposure to Austria, Switzerland, Denmark, the Netherlands, Sweden, Hong Kong, Japan, Malaysia, Singapore and New Zealand, while reducing exposure to Australia, the United Kingdom, Finland, Italy and Norway. Every attempt was made to minimize the cost of the transition in the portfolio.

Q. HOW HAS THE SERIES PERFORMED SINCE YOU TOOK OVER THE MANAGEMENT OF THE PORTFOLIO IN MAY?

A. Since taking over the investment management from Draycott Partners,Ltd. on May 1, 1997, the International Magnum portfolio has slightly underperformed the EAFE Index/2/, the Series' benchmark. The Series matched an impressive EAFE Index performance in the month of May despite the fact the portfolio was still in a transition period during the month. The portfolio slightly underperformed in June due to a bounce back of Japanese banks in late May and into June. For the second quarter, the series was below median performance of its peer group but outperformed the average for each of the two months since Morgan Stanley took over.

Q. WHAT WERE THE IMPORTANT WINNERS OR LOSERS IN TERMS OF INDIVIDUAL SECURITIES, SECTORS OR COUNTRIES?

A. During the months of May and June the Japanese stocks in the Series gave the Series no exposure to banks and limited exposure to finance companies, in-stead favoring investment in companies which experienced clear earnings growth such as blue chip export-orientated companies like NEC and Sony. The Japanese stocks in which we are invested had a very strong run during the period November 1996 through May 1997; in June, however, these stocks succumbed to profit-taking while the oversold bank sector staged what we believe will be a short-lived recovery.

Among our top performing stocks was Philips Electronics of the Netherlands, which was up over 30% during June alone on the news of the company's link-up with Lucent Technologies to develop telecommunications equipment. Stock selec-tion in the United Kingdom and in Germany was strong, with Kwik Save Group, Reckitt & Colman, Volkswagen and Lufthansa among top contributors to perfor-mance.

                A $10,000 Investment Compared to the EAFE Index

Average Annual Return


                               International       Lipper Variable International
                               Equity Series             Funds Average/12/
             6 mos.*               7.79%                   12.13%
             1 year                8.05%                   16.75%
    Since Inception                8.84%                      n/a
   * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE INTERNATIONAL MAGNUM EQUITY SERIES COMPARED TO THE GROWTH OF A $10,000 INVESTMENT IN THE RUSSELL 2000 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                                      International Magnum
                                          Equity Series        EAFE/2/
10/31/94                                          10,000       10,000
12/31/94                                          10,260        9,579
12/31/95                                          10,879       10,653
12/31/96                                          11,627       11,297
 6/30/97                                          12,533       12,563

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Total return from long-term growth of capital

START DATE: October 31, 1994

SIZE: $49 million as of June 30, 1997

MANAGER: Francine J. Bovich manages the Morgan Stanley International Magnum Equity Series. Ms. Bovich joined MSAM as Principal in 1993. Previously she was a Principal and Executive Vice President of Westwood Management Corp., a registered investment adviser.


Performance numbers are net of all Series expenses but do not include any in-surance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--94.6% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                               VALUE (A)
        AUSTRIA--0.6%
  3,500 Bochler Uddeholm..........................................   $   271,415
    480 Radex Heraklith...........................................        20,314
                                                                     -----------
                                                                         291,729
                                                                     -----------
        AUSTRALIA--2.9%
 28,400 Amcor, Ltd. ..............................................       188,877
 19,000 Broken Hill Proprietary, Ltd..............................       279,761
 15,500 Commonwealth Bank.........................................       187,426
  8,400 Lend Lease Corp...........................................       177,752
 12,700 National Australia Bank, Ltd..............................       182,075
 39,000 News Corp., Ltd. .........................................       187,161
 38,500 WMC, Ltd. ................................................       242,955
                                                                     -----------
                                                                       1,446,007
                                                                     -----------
        BELGIUM--0.5%
  5,600 GB Inno...................................................       267,704
                                                                     -----------
        DENMARK--1.5%
  6,200 BG Bank AS................................................       342,686
  7,100 Unidanmark................................................       398,846
                                                                     -----------
                                                                         741,532
                                                                     -----------
        FINLAND--2.2%
 10,000 Amer-Yhtymae(e)...........................................       180,059
  5,000 Huhtamaki OY..............................................       215,204
  1,000 Kone OY Series B..........................................       119,397
 41,300 Merita Ltd................................................       137,594
    358 Rauma OY..................................................         8,204
 26,700 Rautaruukki OY............................................       280,227
  8,000 Valmet OY.................................................       138,347
                                                                     -----------
                                                                       1,079,032
                                                                     -----------
        FRANCE--6.6%
  1,200 Alcatel Alsthom...........................................       150,288
  3,200 Banque Nationale de Paris.................................       131,884
    600 Bongrain S.A. ............................................       234,724
  2,700 Cie de St. Gobain.........................................       393,741
  2,300 Cie General des Eaux......................................         1,378
  1,800 Groupe Danone.............................................       297,412
  3,200 Elf Aquitaine.............................................       345,227
  1,800 Eridanig Beghin-Say.......................................       269,539
  4,000 Lafarge-Coppee............................................       248,779
  5,000 Legris....................................................       235,676
  1,800 SGS Thomson Microelectronics(e)...........................       142,121
  4,200 Total S.A., Series B......................................       424,524
 21,690 Usinor....................................................       391,230
                                                                     -----------
                                                                       3,266,523
                                                                     -----------
        GERMANY--7.9%
  7,400 Basf AG...................................................       273,453
  6,900 Bayer AG..................................................       265,144
    250 Buderus AG................................................       137,607
    800 Dyckerhoff AG, Preferred..................................       288,974
 12,300 Gerresheimer Glas.........................................       211,570
  3,700 Hornbach Holdings AG, Preferred...........................       313,973
 23,850 Lufthansa AG..............................................       457,418
    300 Mannesmann AG.............................................       133,651
  1,200 Metro AG..................................................       131,483
    360 Sudzucker AG, Preferred...................................       192,994
  8,510 Veba AG...................................................       478,172
    800 Viag AG...................................................       363,741
    900 Volkswagen................................................       689,926
                                                                     -----------
                                                                       3,938,106
                                                                     -----------
        GREAT BRITAIN--12.6%
 32,100 Associated British Foods..................................       276,368
 21,355 Bank of Scotland..........................................       137,271
 24,000 Bass PLC..................................................       292,960
 30,700 Bat Industries PLC........................................       274,796
 37,500 BG PLC....................................................       137,387
 47,800 British Telecom PLC.......................................       355,022
 24,550 Burmah Castrol............................................       415,373
 54,300 Courtaulds Textiles PLC...................................       277,607
 52,600 Grand Metropolitan........................................       506,298
 68,400 Imperial Tobacco Group....................................       439,680
 53,800 Kwik Save Group...........................................       271,333
 13,400 P & O Steam Navigation Co. ...............................       133,443
  1,900 Premier Farnell...........................................        14,776
 35,500 Racal Electronics PLC.....................................       141,884
 34,500 Reckitt & Colman..........................................       515,352
 36,600 Royal Sun Alliance Insurance..............................       270,618
 58,200 Salveson Christian........................................       272,347
 38,600 Scottish Hydro-Electric...................................       266,765
 33,000 Southern Electric PLC.....................................       242,901
 47,100 Tate & Lyle PLC...........................................       350,215
  9,600 Unilever PLC..............................................       274,815
 86,200 WPP Group PLC.............................................       352,413
                                                                     -----------
                                                                       6,219,624
                                                                     -----------
        HONG KONG--4.0%
 38,000 Cheung Kong Holdings......................................       375,228
 50,000 China Resources Enterprises...............................       245,247
 22,000 Dao Heng Bank Group.......................................       120,403
 25,000 Henderson Land Development................................       221,851
 12,800 HSBC Holdings.............................................       384,960
 22,000 Hutchison Whampoa.........................................       190,260
 19,000 New World Development Co. ................................       113,304
 38,000 Shanghai Industrial Holdings..............................       236,418
  9,000 Sun Hung Kai Properties...................................       108,328
                                                                     -----------
                                                                       1,995,999
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                               VALUE (A)
         ITALY--1.4%
  74,200 Sogefi...................................................   $   187,730
  75,800 Stet Risp................................................       263,137
 131,000 Telecom Italia Spa.......................................       259,369
                                                                     -----------
                                                                         710,236
                                                                     -----------
         JAPAN--29.6%
  28,000 Amada, Ltd. .............................................       246,728
  24,000 Asahi Tech Corp..........................................       116,838
  16,000 Canon, Inc. .............................................       435,526
  13,000 Dai Nippon Printing......................................       293,753
  31,000 Daicel Chemical..........................................       119,813
  19,000 Daifuku..................................................       250,305
  18,000 Daikin Industries........................................       163,322
   5,000 Familymart Co., Ltd. ....................................       245,158
  12,000 Fuji Machine Manufacturing...............................       434,479
  10,000 Fuji Photo Film, Ltd.....................................       402,199
  33,000 Fujitsu, Ltd. ...........................................       457,774
  18,000 Fujitec Co. .............................................       213,575
  46,000 Furukawa Electric Co. ...................................       292,567
  10,000 Hitachi Credit Corp. ....................................       193,684
  43,000 Hitachi, Ltd. ...........................................       480,196
  15,000 Inabata & Co. ...........................................       102,207
  35,000 Kaneka Corp..............................................       219,246
  11,000 Kurita Water Industries..................................       292,706
   5,000 Kyocera..................................................       396,964
  16,000 Kyudenko Corp............................................       134,846
  11,000 Lintec Corp..............................................       200,576
  22,000 Matsushita Electric Industries...........................       443,378
  68,000 Mitsubishi Chemical Industries...........................       221,881
  15,000 Mitsubishi Estate........................................       217,240
  44,000 Mitsubishi Heavy Industries..............................       337,428
  16,000 Mitsumi Electric.........................................       381,085
   7,000 Murata Manufacturing.....................................       278,485
  31,000 NEC Corp. ...............................................       432,734
  10,000 Nifco, Inc. .............................................       104,694
   5,000 Nintendo, Ltd. ..........................................       418,775
  39,000 Nissan Motors............................................       302,487
  13,000 Nissha Printing Co.......................................       149,712
      38 NTT......................................................       364,683
  30,000 Obayashi Corp............................................       200,750
  33,000 Ricoh....................................................       431,862
   6,000 Rinnai Corp. ............................................       128,773
   5,000 Sangetsu.................................................       106,439
  14,000 Sankyo Co. ..............................................       470,250
  19,000 Sanwa Shutter Corp.......................................       172,396
  20,000 Sekisui Chemical.........................................       202,408
  19,000 Sekisui House............................................       192,288
   4,000 Shimamura, Ltd...........................................       142,384
   5,500 Sony Corp. ..............................................       479,367
  19,000 Sumitomo Marine and Fire.................................       155,819
  20,000 Suzuki Motor.............................................       253,010
  44,000 Taisei Corp., Ltd. ......................................       203,839
   5,000 TDK.......................................................      366,864
   9,000 Tokyo Electyron, Ltd......................................      430,291
  64,000 Toshiba Corp. ............................................      411,516
     300 Toto......................................................        3,691
  12,000 Toyota Motor Corp. .......................................      353,865
  28,000 Tsubakimoto Chain.........................................      171,000
   8,000 Yamaha Corp. .............................................      146,571
  11,000 Yamanouchi Pharmaceutical.................................      295,585
                                                                     -----------
                                                                      14,664,012
                                                                     -----------
         MALAYSIA--2.4%
  85,000 Berjaya Group BHD.........................................      104,398
  18,000 Berjaya Sports Toto.......................................       84,865
  18,000 Commerce Asset Holdings...................................       47,425
   3,000 Dialog Group..............................................       43,383
   6,000 Edaran Otomobil Nasional..................................       51,109
  13,000 Genting BHD...............................................       62,322
  10,000 Jaya Tiasa Holdings.......................................       50,317
   5,000 Lityan Holding BHD........................................       60,915
  13,000 Malayan Bank BHD..........................................      136,490
  19,000 Malaysian Resources Corp..................................       52,318
  18,000 Rashid Hussain BHD........................................      114,105
  22,000 Resorts World BHD.........................................       66,244
  43,000 Sime Darby BHD............................................      143,106
  14,000 United Engineers BHD......................................      100,951
                                                                     -----------
                                                                       1,117,948
                                                                     -----------
         NETHERLANDS--4.9%
  14,300 ABN Amro Holdings NV......................................      266,636
   3,000 Akzo Nobel NV.............................................      411,127
   9,034 ING Groep NV..............................................      416,515
   4,400 KLM Royal Dutch Air.......................................      135,616
   3,600 Koninklijke KNP, BT.......................................      251,811
  13,000 Koninklijke KNP...........................................      296,042
   3,300 Koninklijke Van Ommeren...................................      128,106
   6,700 Philips Electronics.......................................      479,912
                                                                     -----------
                                                                       2,385,765
                                                                     -----------
         NEW ZEALAND--0.3%
   2,000 Fletcher Challenge Forests Division.......................        2,907
  50,000 Fletcher Challenge Paper Shares...........................      121,246
                                                                     -----------
                                                                         124,153
                                                                     -----------
         NORWAY--0.6%
  15,700 Saga Petroleum, Series B..................................      274,191
                                                                     -----------
         SINGAPORE--2.0%
  35,000 Data Craft Asia...........................................      111,300
   7,000 Development Bank of Singapore.............................       88,130
  36,000 Electronic Resources, Ltd. ...............................       56,655
  14,500 Electronic Resources (Rights).............................        8,215
  49,000 Natsteel, Ltd.............................................      124,754

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                               VALUE (A)
        SINGAPORE--(CONTINUED)
  8,400 Overseas Chinese Bank.....................................   $    86,955
 40,000 Pacific Century Regional Development, Ltd.................        55,676
 13,000 Parkway Holdings..........................................        58,194
  6,000 Singapore Press...........................................       120,865
 77,000 Small Summit Holdings, Ltd. ..............................        58,166
 61,000 Super Coffeemix Manufacturing.............................        50,773
  8,000 United Overseas Bank......................................        82,255
 19,200 Want Want Holding.........................................        63,744
 21,000 Wing Tai Holdings.........................................        60,516
                                                                     -----------
                                                                       1,026,198
                                                                     -----------
        SPAIN--2.7%
  3,500 Banco Bilboa Vizcaya......................................       284,323
 21,200 Iberdrola S.A.............................................       267,608
 16,600 Telefonica de Espana, S.A. ...............................       479,918
 28,200 Uralita, S.A..............................................       314,822
                                                                     -----------
                                                                       1,346,671
                                                                     -----------
        SWEDEN--3.6%
  5,100 Esselte AB, Series B......................................       119,992
 16,600 Nordbanken AB.............................................       560,093
  4,100 Pharmacia & Upjohn........................................       138,336
    533 Pricer AB Series B........................................        18,328
  5,400 SKF AB....................................................       139,616
  6,100 Skandia Forsakrings AB....................................       224,743
  9,500 Sparbanken Sverige AB.....................................       211,234
 11,500 Spectra Physics AB........................................       206,645
  4,500 Svenska Handelsbkn........................................       143,107
                                                                     -----------
                                                                       1,762,094
                                                                     -----------
        SWITZERLAND--8.0%
    230 Ascom Holdings AG.........................................       321,527
    110 Baloise Holdings..........................................       262,192
    160 Bobst AG..................................................       271,781
    930 Forbo Holdings............................................       401,301
    430 Holderbank Financiere Glarus..............................       406,144
    410 Nestle S.A................................................       540,863
    227 Novartis AG...............................................       362,889
  1,180 Oerlikon Buehrle Holdings.................................       138,206
     30 Schindler Holdings AG.....................................        38,527
    172 Schindler Holdings Ptg. AG................................       215,000
    170 Sig Schweiz Industry Holdings AG..........................       252,671
    510 Sulzer AG.................................................       436,644
    860 Valora Holdings AG........................................       182,603
    360 Zuerich Versicherung......................................       143,260
                                                                     -----------
                                                                       3,973,608
                                                                     -----------
        UNITED STATES--0.3%
  7,000 Coltec Industries, Inc. ..................................       136,500
                                                                     -----------
        Total Common Stocks
         (Identified Cost $42,525,412)............................    46,767,632
                                                                     -----------

---------------------------
SHORT-TERM INVESTMENT--7.4%
---------------------------

    FACE
   AMOUNT
 $3,640,000 Repurchase agreement with State Street Bank & Trust
             Company dated 6/30/97 at 5% to be repurchased at
             $3,640,506 on 7/01/97 collateralized by $3,520,000
             U.S. Treasury Note 7.25% due 5/15/16 with a value
             of $3,716,349......................................     3,640,000
                                                                   -----------
            Total Short-Term Investment
             (Identified Cost $3,640,000).......................     3,640,000
                                                                   -----------
            Total Investments--102.0%
             (Identified Cost $46,165,412)(b)...................    50,407,632
            Other assets less liabilities(c)....................      (966,577)
                                                                   -----------
            TOTAL NET ASSETS--100%..............................   $49,441,055
                                                                   ===========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------------
FORWARD CONTRACTS OUTSTANDING AT JUNE 30, 1997
----------------------------------------------

                                  LOCAL                             UNREALIZED
                      DELIVERY  CURRENCY   AGGREGATE              APPRECIATION/
                        DATE     AMOUNT    FACE VALUE TOTAL VALUE (DEPRECIATION)
Belgian Franc
 (sold).............  08/29/97   7,411,950 $  210,000 $  206,826     $  3,174
Belgian Franc
 (bought)...........  08/29/97   5,315,550    150,000    148,328       (1,672)
Swiss Franc (sold)..  08/18/97   2,399,530  1,660,000  1,653,176        6,824
Swiss Franc
 (bought)...........  08/18/97   1,033,125    725,000    711,780      (13,220)
Deutsche Mark
 (sold).............  08/29/97   2,663,544  1,560,000  1,533,782       26,218
Deutsche Mark
 (bought)...........  08/29/97   1,029,960    600,000    593,095       (6,905)
French Franc (sold).  09/15/97   7,972,673  1,406,909  1,363,509       43,400
French Franc
 (bought)...........  09/15/97   3,471,720    600,000    593,743       (6,257)
Japanese Yen (sold).  08/25/97 356,889,600  3,200,000  3,138,925       61,075
Japanese Yen (sold).  08/25/97 182,905,920  1,640,000  1,608,699       31,301
Japanese Yen (sold).  09/16/97 170,059,500  1,530,000  1,500,361       29,639
Netherland Guilder
 (sold).............  08/18/97   1,633,568    865,000    850,426       14,574
Netherland Guilder
 (bought)...........  08/18/97     580,230    300,000    296,617       (3,383)
                                                                     --------
                                                                     $184,768
                                                                     ========

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30,1997 the net unrealized appreciation on investments based on cost of $46,165,412 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost.........   $4,666,843
     Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value.........     (426,330)
                                                                    ----------
     Net unrealized appreciation.................................   $4,240,513
                                                                    ==========

(c) Including deposits in foreign denominated currencies with a value of $595,017 and a cost of $596,724.
(d) Rights attached.
(e) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value...................................             $50,407,632
 Cash...................................................                      69
 Foreign cash at value..................................                 595,017
 Receivable for:
  Fund shares sold......................................                 268,179
  Securities sold.......................................                 359,812
  Open forward currency contracts--net..................                 184,768
  Dividends and interest................................                  79,218
  Foreign taxes.........................................                  46,129
 Unamortized organization...............................                   4,691
                                                                     -----------
                                                                      51,945,515
LIABILITIES
 Payable for:
  Securities purchased..................................  $2,237,486
  Fund shares redeemed..................................     182,070
  Withholding taxes.....................................       7,263
 Accrued expenses:
  Management fees.......................................      30,374
  Deferred trustees' fees...............................       3,501
  Other expenses........................................      43,766
                                                          ----------
                                                                       2,504,460
                                                                     -----------
                                                                     $49,441,055
                                                                     ===========
NET ASSETS
 Net Assets consist of:
  Capital paid in.......................................             $43,985,790
  Undistributed net investment income...................                 247,735
  Accumulated net realized gains........................                 782,405
  Unrealized appreciation on investments, forward
   contracts and foreign currency.......................               4,425,125
                                                                     -----------
NET ASSETS..............................................             $49,441,055
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($49,441,055 divided by 4,062,435 shares of beneficial
 interest)..............................................             $     12.17
                                                                     ===========
Identified cost of investments..........................             $46,165,412
                                                                     ===========

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends...........................................              $  503,316(a)
 Interest............................................                  65,467
                                                                   ----------
                                                                      568,783
EXPENSES
 Management fees.....................................  $  184,136
 Trustees' fees and expenses.........................      12,367
 Custodian...........................................      83,905
 Audit and tax services..............................       8,626
 Legal...............................................       9,340
 Printing............................................       9,404
 Amortization of organization expenses...............         997
 Miscellaneous.......................................       1,837
                                                       ----------
  Total expenses.....................................     310,612
  Less expenses assumed by the investment adviser....     (44,638)    265,974
                                                       ----------  ----------
NET INVESTMENT INCOME................................                 302,809
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
  Investments--net...................................   1,019,883
  Foreign currency transactions--net.................    (258,768)
                                                       ----------
  Total realized gain on investments and foreign
   currency transactions.............................     761,115
                                                       ----------
 Unrealized appreciation on:
  Investments--net...................................   2,337,768
  Foreign currency transactions--net.................     179,046
                                                       ----------
  Total unrealized appreciation on investments,
   futures contracts and foreign currency
   transactions......................................   2,516,814
                                                       ----------
Net gain on investment transactions..................               3,277,929
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........              $3,580,738
                                                                   ==========

(a) Net of foreign taxes of: $71,139

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                     SIX MONTHS
                                                        YEAR ENDED      ENDED
                                                       DECEMBER 31,   JUNE 30,
                                                           1996         1997
                                                       ------------  -----------
FROM OPERATIONS
 Net investment income...............................  $   191,479   $   302,809
 Net realized gain on investments and foreign
  currency transactions..............................      536,541       761,115
 Unrealized appreciation on investments, and foreign
  currency transactions..............................    1,051,280     2,516,814
                                                       -----------   -----------
 INCREASE IN NET ASSETS FROM OPERATIONS..............    1,779,300     3,580,738
                                                       -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...............................      (50,813)            0
 Net realized gain on investments....................     (542,008)            0
                                                       -----------   -----------
                                                          (592,821)            0
                                                       -----------   -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares........................   30,118,413    14,958,063
 Net asset value of shares issued in connection with
  the reinvestment of:
 Distributions from net investment income............       50,813             0
 Distributions from net realized gain................      542,008             0
                                                       -----------   -----------
                                                        30,711,234    14,958,063
 Cost of shares redeemed.............................   (8,773,034)   (8,489,932)
                                                       -----------   -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.......................................   21,938,200     6,468,131
                                                       -----------   -----------
 TOTAL INCREASE IN NET ASSETS........................   23,124,679    10,048,869
NET ASSETS
 Beginning of the period.............................   16,267,507    39,392,186
                                                       -----------   -----------
 End of the period...................................  $39,392,186   $49,441,055
                                                       ===========   ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
 Beginning of the period.............................  $    (6,800)  $   (55,074)
                                                       ===========   ===========
 End of the period...................................  $   (55,074)  $   247,735
                                                       ===========   ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares......................    2,705,127     1,342,704
 Issued in connection with the reinvestment of:
 Distributions from net investment income............        4,565             0
 Distributions from net realized gain................       48,698             0
                                                       -----------   -----------
                                                         2,758,390     1,342,704
 Redeemed............................................     (784,531)     (770,845)
                                                       -----------   -----------
 Net change..........................................    1,973,859       571,859
                                                       ===========   ===========

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                              OCTOBER 31, 1994(A)                   SIX MONTHS
                                    THROUGH        YEAR     YEAR      ENDED
                                 DECEMBER 31,      ENDED    ENDED    JUNE 30,
                                     1994          1995     1996       1997
                              ------------------- -------  -------  ----------
Net Asset Value, Beginning
 of Period..................        $10.00        $ 10.23  $ 10.73   $ 11.29
                                    ------        -------  -------   -------
Income From Investment
 Operations
 Net Investment Income......          0.03           0.09     0.06      0.08
 Net Realized and Unrealized
  Gain on Investments.......          0.23           0.53     0.68      0.80
                                    ------        -------  -------   -------
 Total From Investment
  Operations................          0.26           0.62     0.74      0.88
                                    ------        -------  -------   -------
Less Distributions
 Distributions From Net
  Investment Income.........         (0.02)         (0.09)   (0.02)     0.00
 Distributions in Excess of
  Net Investment Income.....          0.00          (0.03)    0.00      0.00
 Distributions From Net
  Realized Capital Gains....          0.00           0.00    (0.16)     0.00
 Distributions From Paid-in
  Capital...................         (0.01)          0.00     0.00      0.00
                                    ------        -------  -------   -------
 Total Distributions........         (0.03)         (0.12)   (0.18)     0.00
                                    ------        -------  -------   -------
Net Asset Value, End of
 Period.....................        $10.23        $ 10.73  $ 11.29   $ 12.17
                                    ======        =======  =======   =======
TOTAL RETURN (%)............          2.60(b)        6.03     6.67      7.79(b)
Ratio of Operating Expenses
 to Average Net Assets (%)..          1.30(c)        1.30     1.30      1.30(c)
Ratio of Net Investment
 Income to Average Net
 Assets (%).................          2.56(c)        1.29     0.67      1.45(c)
Portfolio Turnover Rate (%).             4(c)          89       64       192(c)
Average Commission Rate(d)..            --             --  $0.0204   $0.0094
Net Assets, End of Period
 (000)......................        $2,989        $16,268  $39,392   $49,441
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense agreement
 described in Note 4 to the
 Financial Statements would
 have been (%)..............          5.38(c)        3.12     1.66      1.52(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

ALGER EQUITY GROWTH SERIES
PORTFOLIO MANAGER: DAVID ALGER
FRED ALGER MANAGEMENT, INC.

[PICTURE APPEARS HERE]

Q. HOW DID THE SERIES PERFORM DURING THE FIRST HALF OF 1997?

A. During the first quarter of 1997, the S&P 500 Index/18/ posted a modest gain in excess of 2.5%. In comparison the Alger Equity Growth Series declined slightly during this period. Specifically, underperformance can in part be at-tributed to a difficult February, when unseasonably warm weather caused oil stock holdings to decline and several technology holdings were negatively im-pacted by the poor performance of the networking sector.

The second quarter was much more favorable. The stock market had an exceptional quarter and the portfolio kept pace. Fueled by a 17.3% second quarter return, the portfolio ended the first half of the year with a 16.67% return through June 30, 1997.

Q. HOW DID YOU MANAGE THE SERIES?

A. While the first half of 1997 produced impressive gains across the board, the discrepancy between the various indices' modest to poor showing in the first quarter and the strong results of the second quarter proves that the road was not a smooth one. Despite a strong January, the first quarter was extremely challenging for growth managers as investors continued the trend toward blue-chip type stocks with predictable earnings and away from speculative growth stocks with more explosive earnings growth potential. This trend, which began in the second quarter of 1996, was in response to overriding concern of invest-ors that the economy was growing too quickly and that this would touch off a series of preemptive strikes on inflation by the Federal Reserve Board. These concerns caused the market to behave erratically, particularly in the growth stock discipline.

As we entered the second quarter the multiples of quality growth stocks had compressed to the point where these stocks were selling at a discount to the broader market. In reviewing the outlook for growth stocks in our universe of followed companies, we concluded that the drop in growth stock multiples did not reflect deteriorating company fundamentals, but negative investor psycholo-gy. As investor confidence started to rebuild, premiums for quality growth stocks started to expand which, coupled with strong earnings, helped the Alger Equity Growth Series to rebound significantly from an unimpressive first quar-ter.

Although most sectors performed well during the second quarter, top to bottom, communications and communications equipment stood out as exceptional with hold-ings such as Tellabs (up 54.7%), Worldcom (up 45.5%), Cisco Systems (up 39.5%) and Nokia (up 26.6%) leading the way. The Series' 6.8% stake across these two sectors as of the end of the second quarter helped returns. At the present time, the Series remains well diversified with pharmaceuticals, semiconductors and retailing representing the most heavily weighted sectors.

Q. WHAT IS YOUR INVESTMENT OUTLOOK FOR THE MONTHS AHEAD?

A. Looking ahead, as concerns about interest rates wane, we believe that in-vestors will continue their return to growth stocks with possibly favorable re-sults in the second half of the year. We are encouraged by the reversal of neg-ative investor psychology toward growth stocks and excited by the fact that there is still a long way to go until these explosive stocks are fairly valued relative to the broad market.

            A $10,000 Investment Compared to the S&P 500 Index/18/

Average Annual Return


                             Alger            Lipper Variable Growth
                         Equity Growth           Fund Average/10/
          6 mos.*            16.69%                  13.57%
          1 year             25.18%                  23.67%
 Since Inception             26.72%                     n/a
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE ALGER EQUITY GROWTH FUND SERIES COMPARED TO THE GROWTH OF A $10,000 INVESTMENT IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                                  Alger Equity
                                 Growth Series           S&P 500/18/
10/31/94                              10,000                10,000
12/31/94                               9,580                 9,779
12/31/95                              14,256                13,449
12/31/96                              16,122                16,535
 6/30/97                              18,802                19,942

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Long-term capital appreciation.

START DATE: October 31, 1994

SIZE: $166 million as of June 30, 1997

MANAGER: David D. Alger, President and Chief Financial Officer (since 1975), Executive Vice President, portfolio Manager and Director of Research (since
1971), Fred Alger Management, Inc.; Portfolio Manager, The Alger Growth Portfolio (since 1986), The Alger American Fund Growth Portfolio (since 1989) and the Alger Retirement Fund (since 1993).

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--95.7% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                              VALUE (A)
        AEROSPACE--7.0%
 27,300 AlliedSignal, Inc........................................   $  2,293,200
  7,300 AMR Corp.................................................        675,250
 60,900 Boeing Co................................................      3,231,506
 31,500 Gulfstream Aerospace Corp................................        929,250
 55,100 United Technologies Corp.................................      4,573,300
                                                                    ------------
                                                                      11,702,506
                                                                    ------------
        AGRICULTURE--0.9%
 10,100 Pioneer Hi-Bred International............................        808,000
 21,000 IMC Global, Inc. ........................................        735,000
                                                                    ------------
                                                                       1,543,000
                                                                    ------------
        APPAREL--1.1%
 45,000 Tommy Hilfiger Corp.(c)..................................      1,808,437
                                                                    ------------
        BANKS--3.6%
 18,071 Banc One Corp. ..........................................        875,336
 42,900 Citicorp.................................................      5,172,131
                                                                    ------------
                                                                       6,047,467
                                                                    ------------
        BIO TECHNOLOGY--0.3%
 20,000 Biochem Pharmacy, Inc.(c)................................        445,000
                                                                    ------------
        CASINOS & RESORTS--2.1%
 70,500 Carnival Corp. ..........................................      2,908,125
 24,300 Mirage Resorts, Inc. ....................................        613,575
                                                                    ------------
                                                                       3,521,700
                                                                    ------------
        CHEMICALS--2.8%
 54,200 E.I. duPont de Nemours...................................      3,407,825
 27,000 Monsanto Co..............................................      1,162,688
                                                                    ------------
                                                                       4,570,513
                                                                    ------------
        COMMUNICATIONS--3.2%
 14,500 L.M. Ericsson Telephone Co., Class B (ADR)(d)............        570,938
 29,000 Nokia Corp. (ADR)(d).....................................      2,138,750
 80,600 Worldcom, Inc.(c)........................................      2,579,200
                                                                    ------------
                                                                       5,288,888
                                                                    ------------
        COMMUNICATIONS EQUIPMENT--3.6%
 62,200 Cisco Systems, Inc.(c)...................................      4,175,175
 31,000 Tellabs, Inc.(c).........................................      1,732,125
                                                                    ------------
                                                                       5,907,300
                                                                    ------------
        COMPUTER RELATED & BUSINESS EQUIPMENT--3.1%
 35,800 Bay Networks, Inc........................................        950,938
 39,502 First Data Corp..........................................      1,735,619
 26,700 International Business Machines..........................      2,408,006
                                                                    ------------
                                                                       5,094,563
                                                                    ------------
        COMPUTER SOFTWARE--5.6%
 24,200 Microsoft Corp. ........................................       3,058,275
 62,400 Parametric Technology Corp. ............................       2,655,900
 72,100 Oracle Systems Corp.....................................       3,632,037
                                                                    ------------
                                                                       9,346,212
                                                                    ------------
        COMPUTER TECHNOLOGY--0.5%
 22,400 Adaptec, Inc.(c)........................................         778,400
                                                                    ------------
        CONSUMER PRODUCTS--11.1%
 25,700 ADT, Ltd................................................         848,100
 83,650 CUC International, Inc.(c)..............................       2,159,216
 28,000 Colgate Palmolive Co....................................       1,827,000
 30,500 Corning Inc.............................................       1,696,562
 45,000 Gillette Co. ...........................................       4,263,750
 10,000 McKesson Corp...........................................         775,000
 10,800 Newell Co. .............................................         427,950
 82,300 Sunbeam Corp. ..........................................       3,106,825
 47,700 Tyco International, Ltd.................................       3,318,131
                                                                    ------------
                                                                      18,422,534
                                                                    ------------
        CONGLOMERATE--2.4%
 62,000 General Electric Co. ...................................       4,053,250
                                                                    ------------
        DEFENSE--1.0%
 30,500 Sundstrand Corp. .......................................       1,702,281
                                                                    ------------
        ELECTRONICS--2.5%
 30,000 Hewlett-Packard Co. ....................................       1,680,000
104,800 Westinghouse Electric...................................       2,423,500
                                                                    ------------
                                                                       4,103,500
                                                                    ------------
        ENERGY & ENERGY SERVICES--2.1%
 19,000 Halliburton Co..........................................       1,505,750
 16,500 Schlumberger, Ltd.......................................       2,062,500
                                                                    ------------
                                                                       3,568,250
                                                                    ------------
        FINANCIAL SERVICES--6.1%
 37,700 Charles Schwab Corp.....................................       1,533,919
 35,000 Equifax, Inc. ..........................................       1,301,562
  6,800 Household International.................................         798,575
 39,300 Money Store, Inc........................................       1,127,419
107,250 Morgan Stanley/Dean Witter..............................       4,618,453
 21,400 Paine Webber Group, Inc. ...............................         749,000
                                                                    ------------
                                                                      10,128,928
                                                                    ------------
        FOOD & BEVERAGE--1.0%
 42,600 PepsiCo, Inc............................................       1,600,163
                                                                    ------------
        HEALTH CARE--8.9%
 30,000 Becton, Dickinson.......................................       1,518,750
 47,500 Eli Lilly & Co..........................................       5,192,344

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        HEALTH CARE--(CONTINUED)
 47,700 Merck & Co...............................................   $  4,936,950
 11,400 Oxford Health Plans, Inc.................................        817,950
 18,400 Warner-Lambert Co........................................      2,286,200
                                                                    ------------
                                                                      14,752,194
                                                                    ------------
        INSURANCE--2.6%
 22,200 American International Group.............................      3,316,125
 20,000 MGIC Investment Corp.....................................        958,750
                                                                    ------------
                                                                       4,274,875
                                                                    ------------
        LEISURE & ENTERTAINMENT--0.8%
 76,000 International Game Technology............................      1,349,000
                                                                    ------------
        MINING--1.0%
 21,800 Diamond Offshore Drilling, Inc...........................      1,703,125
                                                                    ------------
        MISCELLANEOUS--0.4%
 19,800 Service Corp. International..............................        650,925
                                                                    ------------
        PHARMACEUTICALS--2.0%
 10,200 Bristol-Myers Squibb Co. ................................        826,200
 13,800 Pfizer, Inc. ............................................      1,649,100
 16,800 Schering-Plough..........................................        804,300
                                                                    ------------
                                                                       3,279,600
                                                                    ------------
        POLLUTION CONTROL--0.9%
 40,100 USA Waste Services, Inc.(c)..............................      1,548,864
                                                                    ------------
        RETAIL--8.6%
 15,700 Cintas Corp..............................................      1,079,375
 42,700 Gucci Group N.V.(c)......................................      2,748,812
 72,000 Home Depot, Inc..........................................      4,963,500
 25,000 Rite Aid Corp............................................      1,246,875
 40,000 TJX Companies, Inc. .....................................      1,055,000
 95,000 Wal-Mart Stores, Inc. ...................................      3,212,188
                                                                    ------------
                                                                      14,305,750
                                                                    ------------
        SEMI-CONDUCTORS/CAPITAL
         EQUIPMENT--10.5%
 39,100 Altera Corp.(c)..........................................      1,974,550
 23,700 Applied Materials........................................      1,678,256
 10,500 Intel Corp...............................................      1,489,031
 65,300 Linear Technology Corp. .................................      3,379,275
 27,300 Maxim Integrated Products, Inc.(c).......................      1,552,687
 18,500 Motorola, Inc. ..........................................      1,406,000
 47,300 Texas Instruments........................................      3,976,156
 38,600 Xilinx, Inc.(c)..........................................      1,893,812
                                                                    ------------
                                                                      17,349,767
                                                                    ------------
        Total Common Stocks
         (Identified Cost $129,448,720)..........................    158,846,992
                                                                    ------------

----------------------------
SHORT-TERM INVESTMENTS--7.7%
----------------------------

    FACE
   AMOUNT                                                          VALUE (A)
 $3,000,000 Merrill Lynch & Company, Inc., 5.560%, 7/02/97.....   $  2,999,537
  4,000,000 OGE Energy Corp., 5.650%, 7/02/97..................      3,996,233
  5,753,225 Seven Seas U.S. Government Money Market Fund.......      5,753,225
                                                                  ------------
            Total Short-Term Investments
             (Identified Cost $12,748,995).....................     12,748,995
                                                                  ------------
            Total Investments--103.4%
             (Identified Cost $142,197,715)(b).................    171,595,987
            Other assets less liabilities......................     (5,634,210)
                                                                  ------------
            TOTAL NET ASSETS--100%.............................   $165,961,777
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $142,197,715 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost.....................................   $ 29,820,686
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value...................................       (422,414)
                                                                  ------------
            Net unrealized appreciation........................   $ 29,398,272
                                                                  ============

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value.................................             $171,595,987
 Receivable for:
  Fund shares sold....................................                  605,484
  Securities sold.....................................                3,866,477
  Dividends and interest..............................                   82,711
 Unamortized organization.............................                    4,691
                                                                   ------------
                                                                    176,155,350
LIABILITIES
 Payable for:
  Securities purchased................................  $9,898,790
  Fund shares redeemed................................     151,628
 Accrued expenses:
  Management fees.....................................      98,885
  Deferred trustees' fees.............................       1,989
  Other expenses......................................      42,281
                                                        ----------
                                                                     10,193,573
                                                                   ------------
                                                                   $165,961,777
                                                                   ============
NET ASSETS
 Net Assets consist of:
  Capital paid in.....................................             $129,654,291
  Undistributed net investment income.................                  111,815
  Accumulated net realized gains......................                6,797,399
  Unrealized appreciation on investments and foreign
   currency...........................................               29,398,272
                                                                   ------------
NET ASSETS............................................             $165,961,777
                                                                   ============
Computation of offering price:
Net asset value and redemption price per share
 ($165,961,777 divided by 9,130,834 shares of
 beneficial interest).................................             $      18.18
                                                                   ============
Identified cost of investments........................             $142,197,715
                                                                   ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends.............................................           $   518,926(a)
 Interest..............................................               201,942
                                                                  -----------
                                                                      720,868
EXPENSES
 Management fees.......................................  $517,190
 Trustees' fees and expenses...........................    14,231
 Custodian.............................................    31,944
 Audit and tax services................................     6,211
 Legal.................................................     9,340
 Printing..............................................    29,592
 Amortization of organization expenses.................       997
 Miscellaneous.........................................     1,820
                                                         --------
   Total expenses......................................               611,325
                                                                  -----------
NET INVESTMENT INCOME..................................               109,543
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net.....................................             6,678,156
 Unrealized appreciation on:
  Investments--net.....................................            15,538,223
                                                                  -----------
Net gain on investment transactions....................            22,216,379
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............           $22,325,922
                                                                  ===========

(a)Net of foreign taxes of: $4,090

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $    204,002  $    109,543
 Net realized gain on investments..................       965,295     6,678,156
 Unrealized appreciation on investments............     9,359,159    15,538,223
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    10,528,456    22,325,922
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................      (206,060)            0
                                                     ------------  ------------
                                                         (206,060)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    92,225,724    41,410,347
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       206,060             0
                                                     ------------  ------------
                                                       92,431,784    41,410,347
 Cost of shares redeemed...........................   (28,685,075)  (18,229,999)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    63,746,709    23,180,348
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    74,069,105    45,506,270
NET ASSETS
 Beginning of the period...........................    46,386,402   120,455,507
                                                     ------------  ------------
 End of the period.................................  $120,455,507  $165,961,777
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $      1,354  $      2,272
                                                     ============  ============
 End of the period.................................  $      2,272  $    111,815
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................     6,311,990     2,502,499
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        13,117             0
                                                     ------------  ------------
                                                        6,325,107     2,502,499
 Redeemed..........................................    (1,954,136)   (1,104,832)
                                                     ------------  ------------
 Net change........................................     4,370,971     1,397,667
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                             OCTOBER 31, 1994(A)                    SIX MONTHS
                                   THROUGH        YEAR      YEAR      ENDED
                                DECEMBER 31,      ENDED    ENDED     JUNE 30,
                                    1994          1995      1996       1997
                             ------------------- -------  --------  ----------
Net Asset Value, Beginning
 of Period.................        $10.00        $  9.56  $  13.80   $  15.58
                                   ------        -------  --------   --------
Income From Investment
 Operations
 Net Investment Income.....          0.02           0.01      0.04       0.01
 Net Realized and
  Unrealized Gain (Loss) on
  Investments..............         (0.44)          4.65      1.78       2.59
                                   ------        -------  --------   --------
 Total From Investment
  Operations...............         (0.42)          4.66      1.82       2.60
                                   ------        -------  --------   --------
Less Distributions
 Distributions From Net
  Investment Income........         (0.02)         (0.01)    (0.04)      0.00
 Distributions From Net
  Realized Capital Gains...          0.00          (0.41)     0.00       0.00
                                   ------        -------  --------   --------
 Total Distributions.......         (0.02)         (0.42)    (0.04)      0.00
                                   ------        -------  --------   --------
Net Asset Value, End of
 Period....................        $ 9.56        $ 13.80  $  15.58   $  18.18
                                   ======        =======  ========   ========
TOTAL RETURN (%)...........         (4.20)(b)      48.80     13.17      16.69(b)
Ratio of Operating Expenses
 to Average Net Assets (%).          0.85 (c)       0.85      0.90       0.89(c)
Ratio of Net Investment
 Income to Average Net
 Assets (%)................          1.07 (c)       0.14      0.24       0.16(c)
Portfolio Turnover Rate
 (%).......................            32 (c)        107        78        111(c)
Average Commission Rate(d).            --             --  $ 0.0716   $ 0.0722
Net Assets, End of Period
 (000).....................        $1,917        $46,386  $120,456   $165,962
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense
 agreement described in
 Note 4 to the Financial
 Statements would have been
 (%).......................          2.74 (c)       2.45      0.90         --

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

CAPITAL GROWTH SERIES
PORTFOLIO MANAGER: G. KENNETH HEEBNER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP

[PICTURE APPEARS HERE]

Q. HOW DID THE CAPITAL GROWTH SERIES PERFORM FOR THE FIRST SIX MONTHS OF 1997?

A. The first half of the year provided an optimal investment scenario for the
Series: a strong economy, low inflation and a stable interest rate environ-ment. As of June 30, 1997 the Series had posted a return of 18.71%. This com-pares favorably to the Lipper Variable Growth Fund Average return of 13.57% over the first six months of the year.

Q. HOW DID YOU MANAGE THE SERIES DURING THE FIRST HALF OF THE YEAR?

A. The success of the Series over the years is due in large part to a contin-ued commitment to quality, long term investments in well-established companies that are reasonably priced. During the first half of the year, we continued to invest in these types of companies--with modest valuations (the value or worth placed on an asset) and strong prospects for growth.

The industry concentration focused mainly in the areas of insurance, computers and pharmaceuticals. Notable among the strong performers were American Inter-national Group, Allstate and Eli Lilly. We remained fully invested, concen-trating in companies which provided significant opportunities for apprecia-tion.

As the market reached new highs, we kept watch on price-to-earnings ratios, which helped indicate how much we pay for the company's earnings power. Most stocks in the portfolio featured lower price-to-earnings ratios than the mar-ket--giving us room to grow even with market peaks and cushioning us somewhat from declines. Consequently, the Capital Growth Series is in a good position to take full advantage of the overall market's continued strength.

Q. WHAT IS YOUR ECONOMIC OUTLOOK FOR THE SECOND HALF OF 1997?

A. For the second half of the year, we anticipate moderate economic growth with relatively low inflation. And, after one-quarter percent interest in-crease in February, the Federal Reserve seems content to maintain stable in-terest rate environment. We feel that these factors should provide the basis for a favorable investment climate.

Accordingly, we will continue to invest in growth companies at reasonable prices with long term investment horizon in mind. We further believe that by carefully selecting the companies we invest in, and by maintaining a long view on performance, this approach will moderate any periodic bursts of market vol-atility along the way.

            A $10,000 Investment Compared to the S&P 500 Index/18/

Average Annual Return


                                Capital         Lipper Variable Growth
                             Growth Series         Fund Average/10/
               6 mos.*           18.71%                13.57%
               1 year            36.48%                26.67%
              5 years            16.21%                17.97%
             10 years            12.42%                13.35%
     * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE CAPITAL GROWTH SERIES COMPARED TO THE GROWTH OF A $10,000 INVESTMENT IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                             Capital Growth Series           S&P 500/18/
 6/30/87                                    10,000             10,000
12/31/87                                     9,130              8,259
12/31/88                                     8,328              9,631
12/31/89                                    10,889             12,682
12/31/90                                    10,509             12,287
12/31/91                                    16,184             16,032
12/31/92                                    15,205             17,254
12/31/93                                    17,482             18,989
12/31/94                                    16,246             19,238
12/31/95                                    22,424             26,459
12/31/96                                    27,150             32,530
 6/30/97                                    32,229             39,232

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Long-term growth of capital.

START DATE: August 26, 1983

SIZE: $1.4 billion as of June 30, 1997

MANAGER: G. Kenneth Heebner, since 1983; portfolio manager of New England Growth Fund since 1976; CGM Capital Development Fund since 1976; CGM Mutual Fund since 1981; CGM Realty Fund since May 1994; CGM Fixed Income Fund since June 1993.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(CAPITAL GROWTH SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--99.9% OF TOTAL NET ASSETS
----------------------------------------


  SHARES                                                            VALUE (A)
           AUTO & RELATED--3.1%
   275,000 Volkswagen AG (ADR)(d)..............................   $   41,800,000
                                                                  --------------
           BEVERAGES & TOBACCO--9.3%
 1,503,000 Anheuser-Busch Companies, Inc.......................       63,032,063
 1,445,000 Philip Morris Companies, Inc........................       64,121,875
                                                                  --------------
                                                                     127,153,938
                                                                  --------------
           COMPUTER SOFTWARE &
            SERVICES--18.6%
   650,000 Compaq Computer Corp.(c)............................       64,512,500
   745,000 Computer Sciences Corp.(c)..........................       53,733,125
   565,000 Dell Computer Corp.(c)..............................       66,352,187
   538,000 Microsoft Corp.(c)..................................       67,989,750
                                                                  --------------
                                                                     252,587,562
                                                                  --------------
           DRUGS--14.1%
   715,000 Eli Lilly & Co......................................       78,158,437
   245,000 Pfizer, Inc.........................................       29,277,500
   681,000 Warner Lambert Co. .................................       84,614,250
                                                                  --------------
                                                                     192,050,187
                                                                  --------------
           FINANCIAL SERVICES--0.0%
    10,000 Hanover Compressor Co.(c)...........................          195,000
                                                                  --------------
           FOOD--RETAILERS/
            WHOLESALERS--7.1%
 1,188,000 Hershey Foods Corp..................................       65,711,250
   450,000 Nestle S.A. (ADR)(d)................................       29,925,000
                                                                  --------------
                                                                      95,636,250
                                                                  --------------
           HOME PRODUCTS & COSMETIC--3.7%
   385,000 Clorox Co...........................................       50,820,000
                                                                  --------------
           INSURANCE--17.9%
   665,000 Aetna. Inc..........................................       68,079,375
 1,165,000 Allstate Corp.......................................       85,045,000
   603,850 American International Group, Inc. .................       90,200,094
                                                                  --------------
                                                                     243,324,469
                                                                  --------------
           MACHINERY--10.0%
   630,000 Caterpillar Inc. ...................................       67,646,250
 1,250,000 Deere & Co..........................................       68,593,750
                                                                  --------------
                                                                     136,240,000
                                                                  --------------
           OFFICE EQUIPMENT & SUPPLY--4.8%
   730,000 International Business Machines.....................       65,836,875
                                                                  --------------
           OIL--SERVICE--6.2%
   540,000 Halliburton Co. ....................................       42,795,000
   336,000 Schlumberger, Ltd. .................................       42,000,000
                                                                  --------------
                                                                      84,795,000
                                                                  --------------
           TELEPHONE--5.1%
   455,000 Telebras (ADR)(d)...................................       69,046,250
                                                                  --------------
           Total Common Stocks
            (Identified Cost $1,101,818,488)...................    1,359,485,531
                                                                  --------------

---------------------------
SHORT-TERM INVESTMENT--0.4%
---------------------------

    FACE
   AMOUNT
 $5,455,000 Chevron Oil Finance Co., 5.800%, 07/01/97..........        5,455,000
                                                                  --------------
            Total Short-Term Investment
             (Identified Cost $5,455,000)......................        5,455,000
                                                                  --------------
            Total Investments--100.3%
             (Identified Cost $1,107,273,488)(b)...............    1,364,940,531
            Other assets less liabilities......................       (3,594,507)
                                                                  --------------
            TOTAL NET ASSETS--100%.............................   $1,361,346,024
                                                                  ==============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $1,107,273,488 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost...................................   $  263,691,039
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value.................................       (6,023,996)
                                                                --------------
            Net unrealized appreciation .....................   $  257,667,043
                                                                ==============

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(CAPITAL GROWTH SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value...............................              $1,364,940,531
 Cash...............................................                       1,629
 Receivable for:
  Fund shares sold..................................                   1,307,520
  Securities sold...................................                   5,679,403
  Dividends and interest............................                   1,434,374
  Miscellaneous.....................................                      41,566
                                                                  --------------
                                                                   1,373,405,023
LIABILITIES
 Payable for:
  Securities purchased..............................  $10,398,264
  Fund shares redeemed..............................      657,838
  Withholding taxes.................................       36,017
  Miscellaneous.....................................       23,225
 Accrued expenses:
  Management fees...................................      688,032
  Deferred trustees' fees...........................       68,379
  Other expenses....................................      187,244
                                                      -----------
                                                                      12,058,999
                                                                  --------------
                                                                  $1,361,346,024
                                                                  ==============
NET ASSETS
 Net Assets consist of:
  Capital paid in...................................              $  868,197,722
  Undistributed net investment income...............                   5,287,086
  Accumulated net realized gains....................                 230,194,173
  Unrealized appreciation on investments............                 257,667,043
                                                                  --------------
NET ASSETS..........................................              $1,361,346,024
                                                                  ==============
Computation of offering price:
Net asset value and redemption price per share
 ($1,361,346,024 divided by 2,685,203 shares of
 beneficial interest)...............................              $       506.98
                                                                  ==============
Identified cost of investments......................              $1,107,273,488
                                                                  ==============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends..........................................             $  9,213,567(a)
 Interest...........................................                  234,522
                                                                 ------------
                                                                    9,448,089
EXPENSES
 Management fees....................................  $3,872,900
 Trustees' fees and expenses........................      32,692
 Custodian..........................................      84,287
 Audit and tax services.............................       4,831
 Legal..............................................       9,340
 Printing...........................................     187,746
 Miscellaneous......................................       5,601
                                                      ----------
 Total expenses.....................................                4,197,397
                                                                 ------------
NET INVESTMENT INCOME...............................                5,250,692
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net..................................              198,852,747
 Unrealized appreciation on:
  Investments--net..................................                9,593,639
                                                                 ------------
Net gain on investment transactions.................              208,446,386
                                                                 ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........             $213,697,078
                                                                 ============

(a)Net of foreign taxes of: $119,267

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(CAPITAL GROWTH SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                   SIX MONTHS
                                                   YEAR ENDED        ENDED
                                                  DECEMBER 31,      JUNE 30,
                                                      1996            1997
                                                 --------------  --------------
FROM OPERATIONS
 Net investment income.........................  $    7,929,365  $    5,250,692
 Net realized gain on investments..............      68,632,360     198,852,747
 Unrealized appreciation on investments........     121,815,567       9,593,639
                                                 --------------  --------------
 INCREASE IN NET ASSETS FROM OPERATIONS........     198,377,292     213,697,078
                                                 --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.........................      (7,921,505)              0
 Net realized gain on investments..............     (57,069,463)              0
                                                 --------------  --------------
                                                    (64,990,968)              0
                                                 --------------  --------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares..................     236,084,630     138,479,960
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income......       7,921,505               0
 Distributions from net realized gain..........      57,069,463               0
                                                 --------------  --------------
                                                    301,075,598     138,479,960
 Cost of shares redeemed.......................    (213,245,567)   (133,491,189)
                                                 --------------  --------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS...........................      87,830,031       4,988,771
                                                 --------------  --------------
 TOTAL INCREASE IN NET ASSETS..................     221,216,355     218,685,849
NET ASSETS
 Beginning of the period.......................     921,443,820   1,142,660,175
                                                 --------------  --------------
 End of the period.............................  $1,142,660,175  $1,361,346,024
                                                 ==============  ==============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period.......................  $       28,556  $       36,394
                                                 ==============  ==============
 End of the period.............................  $       36,394  $    5,287,086
                                                 ==============  ==============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares................         647,661         297,114
 Issued in connection with the reinvestment of:
 Distributions from net investment income......          18,320               0
 Distributions from net realized gain..........          83,188               0
                                                 --------------  --------------
                                                        749,169         297,114
 Redeemed......................................        (533,320)       (287,416)
                                                 --------------  --------------
 Net change....................................         215,849           9,698
                                                 ==============  ==============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------
                                                                              SIX MONTHS
                                     YEAR ENDED DECEMBER 31,                    ENDED
                          --------------------------------------------------   JUNE 30,
                            1992      1993      1994      1995       1996        1997
                          --------  --------  --------  --------  ----------  ----------
Net Asset Value,
 Beginning of Period....  $ 347.36  $ 322.23  $ 351.63  $ 312.30  $   374.62  $   427.08
                          --------  --------  --------  --------  ----------  ----------
Income From Investment
 Operations
 Net Investment Income..      4.04      2.12      5.28      3.47        3.08        1.96
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........    (25.10)    46.21    (30.54)   114.91       74.80       77.94
                          --------  --------  --------  --------  ----------  ----------
 Total From Investment
  Operations............    (21.06)    48.33    (25.26)   118.38       77.88       79.90
                          --------  --------  --------  --------  ----------  ----------
Less Distributions
 Distributions From Net
  Investment Income.....     (4.07)    (2.18)    (5.15)    (3.48)      (3.08)       0.00
 Distributions From Net
  Realized Capital
  Gains.................      0.00    (16.75)    (8.92)   (52.58)     (22.34)       0.00
                          --------  --------  --------  --------  ----------  ----------
 Total Distributions....     (4.07)   (18.93)   (14.07)   (56.06)     (25.42)       0.00
                          --------  --------  --------  --------  ----------  ----------
Net Asset Value, End of
 Period.................  $ 322.23  $ 351.63  $ 312.30  $ 374.62  $   427.08  $   506.98
                          ========  ========  ========  ========  ==========  ==========
TOTAL RETURN (%)........     (6.05)    14.97     (7.07)    38.03       21.08       18.71(a)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............      0.70      0.68      0.67      0.71        0.69        0.68(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............      1.53      0.67      1.61      0.92        0.79        0.78(b)
Portfolio Turnover Rate
 (%)....................       207       169       140       242         207         236(b)
Average Commission
 Rate(c)................        --        --        --        --  $   0.0669  $   0.0693
Net Assets, End of
 Period (000)...........  $472,017  $644,384  $667,127  $921,444  $1,142,660  $1,361,346

(a) Not computed on an annualized basis.
(b) Computed on an annualized basis.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

LOOMIS SAYLES AVANTI GROWTH SERIES
PORTFOLIO MANAGERS: SCOTT F. PAPE AND BRUCE A. EBEL
LOOMIS, SAYLES & COMPANY, L.P.

[PICTURE APPEARS HERE]

Q. PLEASE DISCUSS THE SERIES' PERFORMANCE IN LIGHT OF THE CURRENT INVESTMENT ENVIRONMENT.

A. Loomis Sayles Avanti Growth Series produced a total return of 11.01% for the six month period ended June 30, 1997. While the Series performance lagged the 20.59% return on the Standard & Poor's 500 Stock Index/18/, results were more in line with the average growth Series' return of 13.57%, as measured by the Lipper Variable Growth Fund Average.

Our position in smaller, emerging growth stocks dampened results relative to large company stocks. As in 1996, the market favored a few large-capitaliza-tion stocks for their liquidity and perceived lower risk. Mid- and smaller-capitalization companies were sold off or ignored, often despite strong funda-mentals. In May and June, these emerging sectors began to recover, improving performance.

Q. WHAT WERE THE SERIES' KEY PORTFOLIO SECTORS AND STRATEGIES?

A. We emphasized consumer staples, including household products and food com-panies with strong international recognition. We also liked technology, a sec-tor whose customers reaped the benefits of declining costs. In business serv-ices, another group we favored, credit-card processors, insurers and others continued to prosper as a basic raw material--computing power--became less costly. Larger holdings that did well include Microsoft, Coca Cola, Gillette and American International Group.

Meanwhile, we minimized holdings in utilities, where we see little growth ahead, and in energy, where current growth rates appeared unsustainable.

We committed more than 30% of the Series to emerging growth companies, a sec-tor whose valuations now appear more attractive than they have in years. Com-pared to larger companies, these firms rely less on cost cuts and restructur-ing to boost earnings, focusing instead on product innovation and niche mar-kets. Some better-known holdings are Parametric Technologies, CUC Interna-tional and Thermo Electron.

Q. WHAT IS YOUR MARKET OUTLOOK?

A. Factors supporting current price levels should persist: low inflation and moderate growth, stable interest rates, record earnings, and strong dollar flows into financial assets.

Appreciation may slow for those few corporate giants that have accounted for much of the market's rise. We believe investor interest will broaden, to en-compass smaller companies whose valuations appear reasonable. Finally, we re-main committed to our basic strategy of owning "America's premier companies"-- industry leaders with outstanding growth potential.

              A $10,000 Investment Compared to the S&P 500 Index

Average Annual Return


                             Avanti                Lipper Variable Growth
                         Growth Series                Fund Average/10/
          6 mos.*           11.01%                         13.57%
          1 year            17.76%                         23.67%
 Since Inception            17.34%                            n/a
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE LOOMIS SAYLES AVANTI GROWTH SERIES COMPARED TO THE SAME INVESTMENT IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                             Avanti Growth Series     S&P 500/18/
Inception 4/30/93                   10,000               10,000
12/31/93                            11,474               10,807
12/31/94                            11,443               10,949
12/31/95                            14,916               15,058
12/31/96                            17,538               18,513
 6/30/97                            19,469               22,327

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Long-term growth of capital.

START DATE: April 30, 1993

SIZE: $104 million as of June 30, 1997

MANAGERS: Scott F. Pape has co-managed the Series since 1993; Bruce Ebel began co-managing the Series in June 1996. They also both manage the New England Capital Growth Fund. Mr. Pape joined Loomis Sayles in 1991 and Mr. Ebel joined Loomis Sayles in 1994.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------
COMMON STOCKS--96.7% OF NET ASSETS
----------------------------------


 SHARES                                                              VALUE (A)

        AEROSPACE--1.5%
 30,000 Boeing Co................................................   $  1,591,875
                                                                    ------------
        AIRLINES--1.1%
 43,400 Southwest Airlines Co....................................      1,122,975
                                                                    ------------
        APPAREL & TEXTILES--0.5%
  9,600 NIKE, Inc., Class B......................................        560,400
                                                                    ------------
        BANKS--2.0%
  3,900 Chase Manhattan Corp., New...............................        378,544
 19,800 First Bank Systems, Inc. ................................      1,690,425
                                                                    ------------
                                                                       2,068,969
                                                                    ------------
        BEVERAGES--1.2%
 19,200 Coca-Cola Co. ...........................................      1,296,000
                                                                    ------------
        BUSINESS SERVICES--12.4%
 40,000 ABR Information Services, Inc.(c)........................      1,160,000
 33,700 Automatic Data Processing................................      1,583,900
 48,000 Checkfree Corp.(c).......................................        846,000
 28,200 Cintas Corp..............................................      1,938,750
 26,400 Danka Business Systems...................................      1,079,100
 46,200 First Data Corp..........................................      2,029,913
 47,250 Fiserv, Inc.(c)..........................................      2,108,531
 35,850 Paychex, Inc.............................................      1,362,300
  4,900 Stewart Enterprises, Inc.................................        205,800
 21,750 Sykes Enterprises, Inc.(c)...............................        565,500
                                                                    ------------
                                                                      12,879,794
                                                                    ------------
        CHEMICALS--1.8%
 43,300 Monsanto Co..............................................      1,864,606
                                                                    ------------
        COMPUTER SOFTWARE & SERVICES--7.2%
 15,000 Aurum Software, Inc......................................        360,000
 10,400 Computer Associates International, Inc...................        579,150
 24,200 HBO & Co.................................................      1,666,775
 25,000 HNC Software, Inc.(c)....................................        953,125
 17,700 Microsoft Corp.(c).......................................      2,236,838
 31,000 Oracle Systems Corp.(c)..................................      1,561,625
                                                                    ------------
                                                                       7,357,513
                                                                    ------------
        CONGLOMERATES--1.2%
 36,600 Thermo Electron Corp.(c).................................      1,244,400
                                                                    ------------
        CONSTRUCTION MATERIALS--0.6%
 13,000 Fastenal Co. ............................................        637,000
                                                                    ------------
        ELECTRICAL EQUIPMENT--2.2%
 34,800 General Electric Co......................................      2,275,050
                                                                    ------------
        ELECTRONIC COMPONENTS--8.2%
 11,500 Altera Corp. ............................................        580,750
 27,600 Andrew Corp. ............................................        776,250
 16,000 Cymer, Inc...............................................        780,000
 12,300 Intel Corp...............................................      1,744,294
 30,800 LSI Logic Corp.(c).......................................        985,600
  5,000 Molex, Inc. .............................................        182,500
 51,225 Molex, Inc. Class A......................................      1,786,472
 22,200 Solectron Corp.(c).......................................      1,554,000
  2,500 Texas Instruments, Inc. .................................        210,156
                                                                    ------------
                                                                       8,600,022
                                                                    ------------
        FINANCIAL SERVICES--2.7%
 20,700 Charles Schwab Corp......................................        842,231
 40,400 MGIC Investment Corp.....................................      1,936,675
                                                                    ------------
                                                                       2,778,906
                                                                    ------------
        FOODS--0.2%
  4,300 Hershey Foods Corp.......................................        237,844
                                                                    ------------
        GAS & PIPELINE UTILITIES--0.4%
 10,900 Enron Corp...............................................        444,856
                                                                    ------------
        HEALTH CARE--MEDICAL TECHNOLOGY--2.5%
 14,300 Boston Scientific Corp.(c)...............................        878,556
 36,300 Indexx Laboratories, Inc.(c).............................        451,481
 16,100 Medtronic, Inc...........................................      1,304,100
                                                                    ------------
                                                                       2,634,137
                                                                    ------------
        HEALTH CARE--DRUGS--8.2%
 17,000 Abbott Laboratories......................................      1,134,750
 29,300 Amgen, Inc.(c)...........................................      1,703,063
 24,800 Biogen, Inc.(c)..........................................        840,100
  9,200 Eli Lilly & Co...........................................      1,005,675
 18,000 Johnson & Johnson........................................      1,158,750
 21,600 Merck & Co. .............................................      2,235,600
107,000 Oncor, Inc.(c)...........................................        421,313
 23,000 Somatogen, Inc.(c).......................................        106,375
                                                                    ------------
                                                                       8,605,626
                                                                    ------------
        HEALTH CARE--SERVICES--3.4%
 24,700 Columbia/HCA Healthcare Corp.............................        971,019
 70,700 Healthsouth Corp.(c).....................................      1,763,081
 24,250 Phycor, Inc.(c)..........................................        835,109
                                                                    ------------
                                                                       3,569,209
                                                                    ------------
        HOTELS & RESTAURANTS--4.0%
  5,900 Boston Chicken, Inc.(c)..................................         82,600
  9,100 Circus Circus Enterprises, Inc.(c).......................        224,088
 10,000 Einstein Noah Bagel Corp.(c).............................        119,375
 30,500 Lone Star Steakhouse Saloon(c)...........................        793,000
 15,900 Primadonna Resorts, Inc.(c)..............................        307,069
 67,000 Starbucks Corp.(c).......................................      2,608,813
                                                                    ------------
                                                                       4,134,945
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)

        HOUSEHOLD PRODUCTS--4.3%
 10,000 Corning, Inc. ...........................................   $    556,250
 25,868 Gillette Co..............................................      2,450,993
  8,000 Kimberly-Clark Corp......................................        398,000
 27,500 Newell Co................................................      1,089,688
                                                                    ------------
                                                                       4,494,931
                                                                    ------------
        INSURANCE--2.0%
 12,300 American International Group, Inc.(c)....................      1,837,313
  3,600 Travelers Group, Inc.....................................        227,025
                                                                    ------------
                                                                       2,064,338
                                                                    ------------
        LEISURE TIME--0.6%
  8,800 Eastman Kodak Co.........................................        675,400
                                                                    ------------
        MACHINERY--1.5%
 30,400 Illinois Tool Works, Inc.................................      1,518,100
                                                                    ------------
        MEDIA & ENTERTAINMENT--0.9%
 12,100 Walt Disney Co. .........................................        971,025
                                                                    ------------
        MEDICAL PRODUCTS--0.5%
 37,300 Cardiothoracic Systems, Inc..............................        522,200
                                                                    ------------
        MISCELLANEOUS--1.2%
  2,700 Pioneer Hi Bred International, Inc. .....................        216,000
 23,000 Sun Guard Data Systems...................................      1,069,500
                                                                    ------------
                                                                       1,285,500
                                                                    ------------
        OFFICE EQUIPMENT & SUPPLIES--6.4%
 40,100 Cascade Communications Corp.(c)..........................      1,107,763
 23,900 Cisco Systems, Inc.(c)...................................      1,604,288
 14,400 Hewlett-Packard Co. .....................................        806,400
 48,500 Parametric Technology Corp.(c)...........................      2,064,281
 23,625 3Com Corp................................................      1,063,125
                                                                    ------------
                                                                       6,645,857
                                                                    ------------
        OIL--INDEPENDENT PRODUCERS--1.6%
 27,700 Anadarko Petroleum Corp..................................      1,662,000
                                                                    ------------
        OIL--MAJOR INTEGRATED--0.3%
  3,600 Amoco Corp...............................................        312,975
                                                                    ------------
        OIL SERVICES--2.0%
 13,700 Baker Hughes, Inc........................................        530,019
 15,900 Rowan Companies(c).......................................        448,181
  9,200 Schlumberger, Ltd. ......................................      1,150,000
                                                                    ------------
                                                                       2,128,200
                                                                    ------------
        PAPER & CONTAINERS--0.3%
  6,800 Crown Cork & Seal, Inc. .................................        363,375
                                                                    ------------
        PHARMACEUTICALS--1.0%
  6,200 Pfizer, Inc..............................................        740,900
  2,200 Warner Lambert Co........................................        273,350
                                                                    ------------
                                                                       1,014,250
                                                                    ------------
        RETAIL--0.4%
 13,600 Wal-Mart Stores, Inc. ...................................        459,850
                                                                    ------------
        RETAIL SPECIALTY--5.2%
 88,525 CUC International, Inc. .................................      2,285,052
 22,500 Home Depot, Inc..........................................      1,551,094
135,000 Petsmart, Inc.(c)........................................      1,552,500
                                                                    ------------
                                                                       5,388,646
                                                                    ------------
        SOFTWARE--1.3%
  6,600 Electronic Arts..........................................        221,925
 17,500 McAfee Associates, Inc...................................      1,104,688
                                                                    ------------
                                                                       1,326,613
                                                                    ------------
        TELECOMMUNICATION--4.3%
  5,700 MCI Communications.......................................        218,203
 10,700 Paging Network, Inc.(c)..................................         93,953
 40,800 PairGain Technologies, Inc.(c)...........................        632,400
 23,900 QUALCOMM, Inc.(c)........................................      1,215,913
 33,700 Tellabs, Inc.(c).........................................      1,882,988
 13,200 Worldcom, Inc.(c)........................................        422,400
                                                                    ------------
                                                                       4,465,857
                                                                    ------------
        TOBACCO--1.6%
 38,100 Philip Morris Companies, Inc.............................      1,690,688
                                                                    ------------
        Total Common Stocks
         (Identified Cost $81,271,550)...........................    100,893,932
                                                                    ------------

---------------------------
SHORT TERM INVESTMENT--3.4%
---------------------------

    FACE
   AMOUNT
 $3,511,911 Associates Corp. North America
             6.10% 7/01/97.....................................      3,511,911
                                                                  ------------
            Total Short-Term Investment
             (Identified Cost $3,511,911)......................      3,511,911
                                                                  ------------
            Total Investments--100.1%
             (Identified Cost $84,783,461)(b)..................    104,405,843
            Other assets less liabilities......................        (63,670)
                                                                  ------------
            TOTAL NET ASSETS--100%.............................   $104,342,173
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $84,783,461 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost.....................................   $ 23,695,258
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value...................................     (4,072,876)
                                                                  ------------
            Net unrealized appreciation........................   $ 19,622,382
                                                                  ============

(c) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value...................................           $104,405,843
 Receivable for:
  Fund shares sold......................................                280,918
  Securities sold.......................................                139,995
  Dividends and interest................................                 59,061
  Foreign taxes.........................................                     45
                                                                   ------------
                                                                    104,885,862
LIABILITIES
 Payable for:
  Securities purchased..................................  $204,250
  Fund shares redeemed..................................   196,202
  Withholding taxes.....................................       419
  Miscellaneous.........................................       474
 Accrued expenses:
  Management fees.......................................   113,656
  Deferred trustees' fees...............................     2,494
  Other expenses........................................    26,194
                                                          --------
                                                                        543,689
                                                                   ------------
                                                                   $104,342,173
                                                                   ============
NET ASSETS
 Net Assets consist of:
  Capital paid in.......................................           $ 80,672,222
  Undistributed net investment loss.....................                (34,675)
  Accumulated net realized gains........................              4,082,244
  Unrealized appreciation on investments................             19,622,382
                                                                   ------------
NET ASSETS..............................................           $104,342,173
                                                                   ============
Computation of offering price:
Net asset value and redemption price per share
 ($104,342,173 divided by 595,315 shares of beneficial
 interest)..............................................           $     175.27
                                                                   ============
Identified cost of investments..........................           $ 84,783,461
                                                                   ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)

INVESTMENT INCOME
 Dividends.............................................            $  267,230(a)
 Interest..............................................                85,935
                                                                   ----------
                                                                      353,165
EXPENSES
 Management fees.......................................  $319,398
 Trustees' fees and expenses...........................    11,422
 Custodian.............................................    28,219
 Audit and tax services................................     3,796
 Legal.................................................     9,340
 Printing..............................................    27,465
 Miscellaneous.........................................     1,819
                                                         --------
   Total expenses......................................   401,459
   Less expenses assumed by the investment adviser.....   (13,619)    387,840
                                                         --------  ----------
NET INVESTMENT LOSS....................................               (34,675)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net.....................................             2,919,801
 Unrealized appreciation on:
  Investments--net.....................................             7,051,374
                                                                   ----------
Net gain on investment transactions....................             9,971,175
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............            $9,936,500
                                                                   ==========

(a)Net of foreign taxes of: $414

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income (loss)......................  $     49,436  $    (34,675)
 Net realized gain on investments..................     4,796,759     2,919,801
 Unrealized appreciation on investments............     5,241,031     7,051,374
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    10,087,226     9,936,500
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................       (56,514)            0
 Net realized gain on investments..................    (4,542,510)            0
                                                     ------------  ------------
                                                       (4,599,024)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    40,573,027    24,515,697
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........        56,514             0
 Distributions from net realized gain..............     4,542,510             0
                                                     ------------  ------------
                                                       45,172,051    24,515,697
 Cost of shares redeemed...........................   (16,825,278)  (12,777,369)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    28,346,773    11,738,328
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    33,834,975    21,674,828
NET ASSETS
 Beginning of the period...........................    48,832,370    82,667,345
                                                     ------------  ------------
 End of the period.................................  $ 82,667,345  $104,342,173
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
 Beginning of the period...........................  $      6,362  $          0
                                                     ============  ============
 End of the period.................................  $          0  $    (34,675)
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       265,834       150,634
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........           313             0
 Distributions from net realized gain..............        22,968             0
                                                     ------------  ------------
                                                          289,115       150,634
 Redeemed..........................................      (108,338)      (78,919)
                                                     ------------  ------------
 Net change........................................       180,777        71,715
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                          APRIL 30, 1993(A)                            SIX MONTHS
                               THROUGH       YEAR     YEAR     YEAR      ENDED
                            DECEMBER 31,     ENDED    ENDED    ENDED    JUNE 30,
                                1993         1994     1995     1996       1997
                          ----------------- -------  -------  -------  ----------
Net Asset Value,
 Beginning of Period....       $100.00      $113.67  $112.77  $142.44   $ 157.88
                               -------      -------  -------  -------   --------
Income From Investment
 Operations
 Net Investment Income..          0.18         0.59     0.42     0.11      (0.06)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         14.56        (0.89)   33.80    24.88      17.45
                               -------      -------  -------  -------   --------
 Total From Investment
  Operations............         14.74        (0.30)   34.22    24.99      17.39
                               -------      -------  -------  -------   --------
Less Distributions
 Distributions From Net
  Investment Income.....         (0.18)       (0.60)   (0.40)   (0.13)      0.00
 Distributions From Net
  Realized Capital
  Gains.................         (0.67)        0.00    (4.15)   (9.42)      0.00
 Distributions From
  Paid-in Capital.......         (0.22)        0.00     0.00     0.00       0.00
                               -------      -------  -------  -------   --------
 Total Distributions....         (1.07)       (0.60)   (4.55)   (9.55)      0.00
                               -------      -------  -------  -------   --------
Net Asset Value, End of
 Period.................       $113.67      $112.77  $142.44  $157.88   $ 175.27
                               =======      =======  =======  =======   ========
TOTAL RETURN (%)........         14.74(b)     (0.27)   30.35    17.58      11.01 (b)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............          0.85(c)      0.84     0.85     0.85       0.85 (c)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          0.46(c)      0.67     0.37     0.08      (0.07)(c)
Portfolio Turnover Rate
 (%)....................            21(c)        67       58       65         36 (c)
Average Commission
 Rate(d)................            --           --       --  $0.0508   $ 0.0503
Net Assets, End of
 Period (000)...........       $11,972      $25,622  $48,832  $82,667   $104,342
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............          0.89(c)      0.84     1.06     0.92     0.88(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

DAVIS VENTURE VALUE SERIES
PORTFOLIO MANAGER: CHRISTOPHER C. DAVIS
DAVIS SELECTED ADVISERS, L.P.

[PICTURE APPEARS HERE]

Q. HOW DID THE SERIES PERFORM DURING THE FIRST HALF OF THE YEAR?

A. The Series had six month and one year total returns of 18.77% and 38.76%, respectively. These numbers compare favorably to the Lipper Variable Growth and Income Fund Average of 15.81% and 28.12% over the same period.

Q. HOW DID YOU MANAGE THE SERIES DURING THE FIRST HALF OF 1997?

A. During the last six months we continued to see strong market returns, low unemployment and low inflation. Looking at the current investment climate we remain optimistic about the role of U.S.-style capitalism, the ability for com-panies to grow and prosper over time, and the impact of good management. Our approach is strictly long-term--that is, a 10 to 20 year time frame. And we judge every investment in relation to the risk-free return available from bonds. With U.S. Treasury Bonds now yielding around 7%, you could buy a zero coupon Treasury and double your money in 10 years or quadruple it in 20 years. That's a tough bogey for stocks. Yet over 70 years, stocks have compounded at more than 10% as an annual average.

Today, financial brand names are emerging as baby boomers enter their peak earning, saving and investing years. We have large investments in Wells Fargo and Travelers, both of which we purchased at less than 10 times earnings, and American Express--one of the great brand names worldwide--remains a top hold-ing. We also have a core investment in Citicorp which has performed well.

In the energy services area, Halliburton, Schlumberger, Burlington Resources and Smith International are among our holdings, and our largest technology holdings include Intel, Hewlett Packard and IBM.

First-rate pharmaceutical companies should also benefit as the baby boomers age. Our holdings in this sector include Merck, Pfizer and Eli Lilly, among others.

Q. WHAT IS YOUR INVESTMENT OUTLOOK?

A. Our vision is for the Dow Jones Industrial average to approach 10,000 around the turn of the century, punctuated by volatility and corrections along the way. There can, of course, be no assurance that this will occur. The Dow has gone from 1,000 to 7,000 very rapidly, and the percentage gains won't be what we're used to. The big question to ask after any market decline is: "And then what?" As long-term investors, we will undoubtedly be investing even through market drops, so that we are positioned to participate in the optimism that has always followed pessimism.

We never lose sight of the fact that our firm's 28-year track record has built as much by avoiding the big losers as by picking winners.

                 A $10,000 Investment Compared to the S&P 500

Average Annual Return


                            Venture            Lipper Variable
                             Value             Growth Fund/10/
            6 mos.*          18.77%               13.57%
            1 year           38.76%               23.67%
   Since Inception           29.91%                  n/a
  * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE DAVIS VENTURE VALUE SERIES COMPARED TO THE SAME INVESTMENT IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                         Davis Venture
                         Value Series            S&P 500/18/
10/31/94                      10,000               10,000
12/31/94                       9,650                9,779
12/31/95                      13,441               13,449
12/31/96                      16,914               16,535
 6/30/97                      20,089               19,942

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Growth of capital.

START DATE: October 31, 1994

SIZE: $186 million as of June 30, 1997

MANAGER: Christopher C. Davis has been the manager of the Series since February 19, 1997. He was co-portfolio manager with Shelby M.C. Davis from October 1995 to February 1997.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(DAVIS VENTURE VALUE SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--90.5% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                              VALUE (A)
         AEROSPACE--1.2%
  43,000 Boeing Co. .............................................   $  2,281,688
                                                                    ------------
         AGRICULTURE--1.5%
 117,655 Archer-Daniels-Midland Co...............................      2,764,893
                                                                    ------------
         BANKS AND SAVINGS & LOANS--12.4%
  59,560 Banc One Corp...........................................      2,884,938
  66,800 BankAmerica Corp........................................      4,312,775
  10,200 Barnett Banks, Inc. ....................................        535,500
  34,180 Citicorp................................................      4,120,826
  28,500 First Bank Systems, Inc. ...............................      2,433,187
     500 First Union Corp. ......................................         46,250
  15,800 Golden West Financial Corp. ............................      1,106,000
  51,500 State Street Corp.......................................      2,381,875
  19,500 Wells Fargo & Co. ......................................      5,255,250
                                                                    ------------
                                                                      23,076,601
                                                                    ------------
         CONSUMER PRODUCTS--5.6%
     500 American Home Products Corp.............................         38,250
   7,100 Coca-Cola Co............................................        479,250
     900 Fortune Brands, Inc.....................................         33,581
     900 Gallaher Group (ADR)(c)(d)..............................         16,594
   2,600 General Electric Co. ...................................        169,975
  86,300 Masco Corp..............................................      3,603,025
  23,400 Nestle S.A. (ADR)(d)....................................      1,545,713
 104,100 Philip Morris Companies, Inc. ..........................      4,619,438
                                                                    ------------
                                                                      10,505,826
                                                                    ------------
         DIVERSIFIED FINANCIAL SERVICES--5.0%
  85,100 American Express Co. ...................................      6,339,950
  73,900 Federal Home Loan Mortgage Corp.........................      2,540,313
   9,700 TCF Financial Corp. ....................................        478,937
                                                                    ------------
                                                                       9,359,200
                                                                    ------------
         DRILLING--1.5%
   2,700 Nabors Industries, Inc.(c)..............................         67,500
  40,200 Smith International, Inc.(c)............................      2,442,150
                                                                    ------------
                                                                       2,509,650
                                                                    ------------
         ELECTRIC--0.0%
     200 New England Elecricial Systems..........................          7,400
                                                                    ------------
         ENERGY--6.7%
     400 Amerada Hess Corp.......................................         22,225
     300 Amoco Corp..............................................         26,081
   1,000 Atlantic Richfield Co...................................         70,500
  52,100 Burlington Resources, Inc...............................      2,298,913
   1,700 Chevron Corp............................................        125,694
   5,300 Exxon Corp. ............................................        325,950
  34,400 Evi, Inc.(c)............................................      1,444,800
  54,900 Halliburton Co..........................................      4,350,825
     600 Mobil Corp..............................................         41,925
  46,264 Noble Affiliates, Inc. .................................      1,789,838
  16,200 Schlumberger, Ltd. .....................................      2,025,000
     500 Sonat, Inc..............................................         25,625
                                                                    ------------
                                                                      12,547,376
                                                                    ------------
         ENTERTAINMENT--0.5%
  11,700 Walt Disney Co..........................................        938,925
                                                                    ------------
         FOOD & RESTAURANT--3.4%
 117,400 McDonald's Corp. .......................................      5,671,888
  28,550 Tyson Foods Inc.........................................        546,019
                                                                    ------------
                                                                       6,217,907
                                                                    ------------
         HOUSING & BUILDING MATERIALS--1.2%
  67,900 Martin Marietta Materials, Inc. ........................      2,198,262
                                                                    ------------
         INFORMATION SERVICES--0.0%
     100 Cognizant Corp..........................................          4,050
                                                                    ------------
         INTERNATIONAL CLOSED-END INVESTMENT COMPANY--0.5%
  92,434 Morgan Stanley Asia Pacific Fund, Inc. .................        970,557
                                                                    ------------
         INVESTMENT FIRMS--4.5%
  29,400 Donaldson Lufkin & Jenrette, Inc. ......................      1,756,650
  17,800 J.P. Morgan & Co., Inc..................................      1,857,875
 110,355 Morgan Stanley/Dean Witter..............................      4,752,162
                                                                    ------------
                                                                       8,366,687
                                                                    ------------
         LIFE INSURANCE--1.4%
  53,800 SunAmerica, Inc.........................................      2,622,750
                                                                    ------------
         MANUFACTURING--0.0%
     200 Dow Chemical Co. .......................................         17,425
     800 Maytag Corp. ...........................................         20,900
                                                                    ------------
                                                                          38,325
                                                                    ------------
         MARKETING ANALYSIS--0.7%
      33 ACNeilson Corp.(c)......................................            648
  33,800 Sun Microsystems, Inc...................................      1,257,994
                                                                    ------------
                                                                       1,258,642
                                                                    ------------
         OIL--0.5%
  14,500 British Petrol (ADR)(d).................................      1,085,687
  27,100 Tosco Corp..............................................        811,306
                                                                    ------------
                                                                       1,896,993
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DAVIS VENTURE VALUE SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        PAPER PRODUCTS--0.9%
 21,600 Fort Howard Corp.(c).....................................   $  1,093,500
    300 International Paper Co. .................................         14,569
  9,400 Kimberly-Clark Corp......................................        467,650
    400 Union Camp Corp..........................................         20,000
                                                                    ------------
                                                                       1,595,719
                                                                    ------------
        PHARMACEUTICAL AND HEALTH CARE--6.0%
 14,500 Bristol-Myers Squibb Co. ................................      1,174,500
  9,900 Eli Lilly & Co. .........................................      1,082,194
 12,200 Johnson & Johnson........................................        785,375
  5,500 Merck & Co...............................................        569,250
 16,300 Novartis AG (ADR)(c)(d)..................................      1,306,038
 20,100 Pfizer, Inc. ............................................      2,401,950
 41,000 SmithKline Beecham (ADR)(d)..............................      3,756,625
                                                                    ------------
                                                                      11,075,932
                                                                    ------------
        PROPERTY/CASUALTY INSURANCE--12.0%
 39,581 The Allstate Corp. ......................................      2,889,413
  8,000 American International Group, Inc. ......................      1,195,000
 25,700 W.R. Berkley Corp. ......................................      1,513,087
 34,800 Chubb Corp...............................................      2,327,250
 32,074 General Re Corp..........................................      5,837,468
 19,400 Progressive Corp.........................................      1,687,800
 17,800 Transatlantic Holdings, Inc. ............................      1,766,650
 62,433 The Travelers Group, Inc.................................      3,937,181
 28,200 20th Century Industries, Inc.(c).........................        592,200
 15,800 UNUM Corp. ..............................................        663,600
                                                                    ------------
                                                                      22,409,649
                                                                    ------------
        PUBLISHING--1.6%
    100 Dun & Bradstreet Corp....................................          2,625
 20,500 Gannet Co., Inc. ........................................      2,024,375
 19,400 Tribune Co. .............................................        932,413
                                                                    ------------
                                                                       2,959,413
                                                                    ------------
        RAILROAD--4.8%
 58,800 Burlington Northern Santa Fe.............................      5,284,650
 29,000 Illinois Central Corp....................................      1,013,187
 33,600 Union Pacific Corp.......................................      2,368,800
                                                                    ------------
                                                                       8,666,637
                                                                    ------------
        REAL ESTATE--2.7%
  9,280 Crescent Operations, Inc.................................        111,360
 92,800 Crescent Real Estate Equities............................      2,946,400
 10,300 Federal Realty Investment Trust..........................        278,100
  2,400 Kimco Realty Corp. ......................................         76,200
  5,900 Mid-Atlantic Realty Trust................................         66,375
  6,300 Saul Centers, Inc........................................        108,675
 11,100 United Dominion Realty Trust, Inc. ......................        157,481
 16,200 Vornado Realty Trust.....................................      1,168,425
  3,300 Weingarten Realty........................................        139,425
                                                                    ------------
                                                                       5,052,441
                                                                    ------------
        RETAIL--0.5%
 17,200 Harcourt General, Inc....................................        819,150
                                                                    ------------
        TECHNOLOGY--10.8%
115,200 Hewlett-Packard Co. .....................................      6,451,200
 27,600 Intel Corp...............................................      3,914,025
 81,700 International Business Machines..........................      7,368,319
 45,100 Komag, Inc.(c)...........................................        738,512
  5,350 Molex, Inc. .............................................        195,275
 14,400 Novellus Systems, Inc.(c)................................      1,245,600
  6,100 Seagate Technology(c)....................................        214,644
                                                                    ------------
                                                                      20,127,575
                                                                    ------------
        TELECOMMUNICATIONS--3.5%
 89,700 Airtouch Communications, Inc.(c).........................      2,455,538
  4,852 Globalstar Telecommunications(c).........................        148,592
 18,300 Loral Space Communications(c)............................        274,500
 32,600 Motorola, Inc. ..........................................      2,477,600
    300 SBC Communications, Inc. ................................         18,562
 64,700 360 Communications Co.(c)................................      1,107,987
                                                                    ------------
                                                                       6,482,779
                                                                    ------------
        UTILITIES--1.1%
    300 Carolina Power & Light Co. ..............................         10,762
 40,000 Cooper Cameron Corp.(c)..................................      1,870,000
    300 Duke Power Co............................................         14,381
    200 Edison International.....................................          4,975
    100 Enova Corp. .............................................          2,406
    600 Southern Co..............................................         13,125
    200 Wisconsin Energy Corp. ..................................          4,975
                                                                    ------------
                                                                       1,920,624
                                                                    ------------
        WASTE MANAGEMENT--0.0%
    400 Waste Management International (ADR)(d)..................         12,850
                                                                    ------------
        Total Common Stocks
         (Identified Cost $128,526,355)..........................    168,688,501
                                                                    ------------

----------------------
PREFERRED STOCKS--0.5%
----------------------

   4,420 Airtouch Communications, Inc.,
          Class B, 6.000%........................................        125,970
   2,896 Airtouch Communications, Inc.,
          Class C, 4.250%........................................        139,008
   1,600 Banc One Corp., $3.50, Series C.........................        148,800
   6,800 Devon Financing Trust, 6.500%...........................        477,700
   2,000 Vornada Realty Trust....................................        106,000
                                                                    ------------
         Total Preferred Stocks
          (Identified Cost $932,865).............................        997,478
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DAVIS VENTURE VALUE SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------
SHORT-TERM INVESTMENTS--8.7%
----------------------------


    FACE
   AMOUNT                                                          VALUE (A)
 $ 5,490,000 Federal Home Loan Mortgage,
              5.420%, 7/03/97..................................   $  5,488,347
  10,660,000 Federal Home Loan Bank,
              5.470%, 7/03/97..................................     10,656,760
                                                                  ------------
             Total Short-Term Investment
              (Identified Cost $16,145,107)....................     16,145,107
                                                                  ------------
             Total Investments--99.7%
              (Identified Cost $145,604,327)(b)................    185,831,086
             Other assets less liabilities(e)..................        601,771
                                                                  ------------
             TOTAL NET ASSETS--100%............................   $186,432,857
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $145,604,327 for federal income tax purposes was as follows:

             Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost ...................................   $ 41,101,528
             Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value .................................       (874,769)
                                                                  ------------
             Net unrealized appreciation.......................   $ 40,226,759
                                                                  ============

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) Including deposits in foreign denominated currencies with a value of $25,381 and a cost of $24,455.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DAVIS VENTURE VALUE SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value....................................           $185,831,086
 Cash....................................................                  6,074
 Foreign cash at value...................................                 25,381
 Receivable for:
  Fund shares sold.......................................                838,843
  Securities sold........................................                689,485
  Dividends and interest.................................                180,769
  Foreign taxes..........................................                  3,179
  Miscellaneous..........................................                 12,323
 Unamortized organization................................                  4,691
                                                                    ------------
                                                                     187,591,831
 Payable for:
  Securities purchased...................................  $736,444
  Fund shares redeemed...................................   243,607
 Accrued expenses:
  Management fees........................................   128,583
  Deferred trustees' fees................................     1,964
  Other expenses.........................................    48,376
                                                           --------
                                                                       1,158,974
                                                                    ------------
                                                                    $186,432,857
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in........................................           $142,541,141
  Undistributed net investment income....................                715,526
  Accumulated net realized gains.........................              2,948,440
  Unrealized appreciation on investments and foreign
   currency..............................................             40,227,750
                                                                    ------------
NET ASSETS...............................................           $186,432,857
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($186,432,857 divided by 9,757,678 shares of beneficial
 interest)...............................................           $      19.11
                                                                    ============
Identified cost of investments...........................           $145,604,327
                                                                    ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends.........................................               $   963,662(a)
 Interest..........................................                   373,232
                                                                  -----------
                                                                    1,336,894
EXPENSES
 Management fees...................................  $   554,852
 Trustees' fees and expenses.......................       14,125
 Custodian.........................................       33,032
 Audit and tax services............................        6,211
 Legal.............................................        9,340
 Printing..........................................       18,308
 Amortization of organization expenses.............          997
 Miscellaneous.....................................        1,820
                                                     -----------
   Total expenses..................................                   638,685
                                                                  -----------
NET INVESTMENT INCOME..............................                   698,209
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 AND FOREIGN CURRENCY TRANSACTIONS
 Realized gain on:
  Investments--net.................................    2,689,611
                                                     -----------
 Unrealized appreciation (depreciation) on:
  Investments--net.................................   22,015,796
  Foreign currency transactions--net...............          (26)
                                                     -----------
   Total unrealized appreciation on investments and
    foreign currency transactions..................   22,015,770
                                                     -----------
 Net gain on investment transactions...............                24,705,381
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........               $25,403,590
                                                                  ===========

(a)Net of foreign taxes of: $6,983

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DAVIS VENTURE VALUE SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $    833,527  $    698,209
 Net realized gain on investments..................     1,885,474     2,689,611
 Unrealized appreciation on investments, and
  foreign currency transactions....................    14,269,167    22,015,770
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    16,988,168    25,403,590
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................      (818,557)            0
 Net realized gain on investments..................    (1,709,985)            0
                                                     ------------  ------------
                                                       (2,528,542)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    73,335,902    68,940,005
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       818,557             0
 Distributions from net realized gain..............     1,709,985             0
                                                     ------------  ------------
                                                       75,864,444    68,940,005
 Cost of shares redeemed...........................   (17,180,011)  (16,099,764)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    58,684,433    52,840,241
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    73,144,059    78,243,831
NET ASSETS
 Beginning of the period...........................    35,044,967   108,189,026
                                                     ------------  ------------
 End of the period.................................  $108,189,026  $186,432,857
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $      3,911  $     17,317
                                                     ============  ============
 End of the period.................................  $     17,317  $    715,526
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................     5,082,303     3,959,185
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        49,916             0
 Distributions from net realized gain..............       106,943             0
                                                     ------------  ------------
                                                        5,239,162     3,959,185
 Redeemed..........................................    (1,190,115)     (924,976)
                                                     ------------  ------------
 Net change........................................     4,049,047     3,034,209
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                             OCTOBER 31, 1994(A)                    SIX MONTHS
                                   THROUGH        YEAR      YEAR      ENDED
                                DECEMBER 31,      ENDED    ENDED     JUNE 30,
                                    1994          1995      1996       1997
                             ------------------- -------  --------  ----------
Net Asset Value, Beginning
 of Period.................        $10.00        $  9.62  $  13.10   $  16.09
                                   ------        -------  --------   --------
Income From Investment
 Operations
 Net Investment Income.....          0.03           0.10      0.13       0.07
 Net Realized and
  Unrealized Gain (Loss) on
  Investments..............         (0.38)          3.68      3.26       2.95
                                   ------        -------  --------   --------
 Total From Investment
  Operations...............         (0.35)          3.78      3.39       3.02
                                   ------        -------  --------   --------
Less Distributions
 Distributions From Net
  Investment Income........         (0.03)         (0.10)    (0.13)      0.00
 Distributions From Net
  Realized Capital Gains...          0.00          (0.20)    (0.27)      0.00
                                   ------        -------  --------   --------
 Total Distributions.......         (0.03)         (0.30)    (0.40)      0.00
                                   ------        -------  --------   --------
Net Asset Value, End of
 Period....................        $ 9.62        $ 13.10  $  16.09   $  19.11
                                   ======        =======  ========   ========
TOTAL RETURN (%)...........         (3.50)(b)      39.28     25.84      18.77(b)
Ratio of Operating Expenses
 to Average Net Assets (%).          0.90 (c)       0.90      0.90       0.90(c)
Ratio of Net Investment
 Income to Average Net
 Assets (%)................          2.54 (c)       1.39      1.25       1.08(c)
Portfolio Turnover Rate
 (%).......................             1 (c)         20        18         25(c)
Average Commission Rate
 (d).......................            --             --  $ 0.0599   $ 0.0600
Net Assets, End of Period
 (000).....................        $3,371        $35,045  $108,189   $186,433
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense
 agreement described in
 Note 4 to the Financial
 Statements would have been
 (%).......................          3.97 (c)       1.51      0.96       0.90(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

WESTPEAK GROWTH & INCOME SERIES
PORTFOLIO MANAGERS: GERALD H. SCRIVER AND PHILIP J. COOPER WESTPEAK INVESTMENT ADVISORS, L.P.

[PICTURE APPEARS HERE]                      [PICTURE APPEARS HERE]


Q. HOW DID THE WESTPEAK GROWTH AND INCOME SERIES PERFORM DURING THE FIRST HALF OF THE YEAR?

A. Westpeak Growth and Income Series generated a total return of 19.35% in the six months ended June 30, 1997. The Series' performance falls just below that of its benchmark, the S&P 500/18/, which posted a 20.59% return.

We're pleased to report that Lipper Analytical Services, an independent mutual Series' tracking service, ranked Westpeak Growth & Income Series #7 out of 96 in the Lipper Growth and Income Variable Insurance peer group for its one-year performance and 13th out of 57 for three-year performance through June 30, 1997. Past performance is no guarantee of future return.

One of our goals is to adjust the portfolio in favor of growth stocks when it seems appropriate to do so, and to favor value stocks when the market seems poised to shift toward them. The Series' strong first-half return came in large part from our decision to tilt the portfolio away from so-called high momentum stocks and toward companies with attractive value credentials. This positioning of the Series' portfolio--more exposure to value investments and less to growth--began to take shape a year ago, and some modification remains underway.

Q. WHAT WERE THE KEY STRATEGIC AND PORTFOLIO CHANGES DURING THIS PERIOD?

A. At the start of the period, we felt that the economy would stay strong, based on upward trends in consumer confidence and several other key indicators. In fact, first quarter growth widely exceeded expectations as consumers, buoyed by vigorous employment prospects, continued to spend.

Interestingly, most stocks have not participated in this year's dramatic gains. According to our analysis, sharp price rises in a small number of very large company stocks--no more than 20-- account for the bulk of the increases in the widely publicized market averages. During the early part of the year, the Se-ries was slightly underweight in these stocks compared to the S&P 500.

Among our more successful holdings during the last six months were "baby bells" Ameritech and Bell Atlantic, computer manufacturers IBM and Compaq, and various other companies, such as BankAmerica, Royal Dutch and Unilever.

The Series' underweighting in growth stocks helped the portfolio in the first quarter. By the second quarter, however, we began to view them more favorably, and increased participation in that sector. To help manage price risk, we fo-cused on variables such as return-on-equity, future earnings prospects, short and long-term profit history and trends in Wall Street's earnings estimates for each company.

Q. WHAT IS YOUR MARKET OUTLOOK AND WHAT DOES IT IMPLY FOR THE SERIES?

A. During the second quarter economic growth slowed, a trend we believe will continue. We have begun to detect signs of wage inflation, an economic compo-nent that the Federal Reserve watches closely. If that trend continues, a sec-ond hike in short-term interest rates could follow.

We believe the market will slow during the second half of the year. However, a sharp drop seems unlikely unless the Fed aggressively raises interest rates. If the economy slows in the near term, the likelihood of rate increases would di-minish.

We plan to pursue growth opportunities where they are available at reasonable prices. Any decline in stock prices would create more attractive buying oppor-tunities; in this case, we will become more aggressive in our pursuit of long-term growth for 1998 and beyond.

             A 10,000 Investment Compared to the S&P 500 Index/18/

Average Annual Return


                             Growth          Lipper Variable Growth
                            & Income       and Income Fund Average/12/
          6 mos.*             19.35%              15.81%
          1 year              34.62%              28.12%
 Since Inception              20.44%                 n/a
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE GROWTH AND INCOME SERIES COMPARED TO THE SAME INVESTMENT IN THE S&P
500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                               Growth and
                              Income Series          S&P 500/18/
 4/30/93                            10,000             10,000
12/31/93                            11,424             10,807
12/31/94                            11,286             10,949
12/31/95                            15,402             15,058
12/31/96                            18,189             18,513
 6/30/97                            21,709             22,327

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Long-term total return through investment in equity securities.

START DATE: May 1, 1993

SIZE: $115 million as of June 30, 1997

MANAGERS: Gerald Scriver and Philip Cooper. Mr. Scriver and Mr. Cooper have managed the Series from its inception in 1993; they also have managed Westpeak Stock Index Series since August 1993 and New England Growth Opportunities Fund since May 1, 1995. Mr. Scriver joined Westpeak in June, 1991 and Mr. Cooper joined Westpeak in December 1991.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(WESTPEAK GROWTH & INCOME SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--96.6% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                               VALUE (A)
        AEROSPACE--2.1%
  4,400 Boeing Co. ...............................................   $   233,475
 25,600 United Technologies Corp. ................................     2,124,800
                                                                     -----------
                                                                       2,358,275
                                                                     -----------
        AIRLINES--2.9%
 22,700 AMR, Corp.(c).............................................     2,099,750
  1,100 Delta Airlines, Inc. .....................................        90,200
 15,300 UAL, Inc.(c)..............................................     1,094,906
                                                                     -----------
                                                                       3,284,856
                                                                     -----------
        AUTOMOTIVE & RELATED--1.6%
 29,000 Chrysler Corp. ...........................................       951,562
 16,500 General Motors Corp. .....................................       918,844
                                                                     -----------
                                                                       1,870,406
                                                                     -----------
        BANKS--6.6%
 41,000 BankAmerica Corp. ........................................     2,647,063
  2,300 First Union Corp. ........................................       212,750
 38,600 NationsBank Corp. ........................................     2,489,700
 40,000 Popular, Inc. ............................................     1,615,000
  5,800 Republic New York Corp. ..................................       623,500
                                                                     -----------
                                                                       7,588,013
                                                                     -----------
        BUSINESS SERVICES--5.0%
 84,150 Comdisco, Inc. ...........................................     2,187,900
 25,400 Manpower, Inc. ...........................................     1,130,300
 23,500 Omnicom Group.............................................     1,448,187
 30,900 Pittston Brinks Group.....................................       927,000
                                                                     -----------
                                                                       5,693,387
                                                                     -----------
        CHEMICALS--3.0%
  4,600 Albemarle Corp. ..........................................        96,888
 22,500 Dow Chemical Co. .........................................     1,960,312
 21,800 Lubrizol Corp. ...........................................       914,237
  5,800 Rohm & Haas Co. ..........................................       522,363
                                                                     -----------
                                                                       3,493,800
                                                                     -----------
        COMPUTER SOFTWARE & SERVICES--0.2%
  7,500 Adobe Systems, Inc. ......................................       262,969
                                                                     -----------
        COMPUTERS & BUSINESS EQUIPMENT--2.7%
  7,900 Compaq Computer Corp.(c)..................................       784,075
 17,400 International Business Machines...........................     1,569,262
 16,900 Lexmark International Group, Inc.(c)......................       513,338
 11,800 Quantum Corp.(c)..........................................       239,688
                                                                     -----------
                                                                       3,106,363
                                                                     -----------
        CONSUMER DURABLES--0.1%
  2,400 HON Industries, Inc. .....................................       106,200
                                                                     -----------
        DOMESTIC OIL--0.0%
    300 Amoco Corp. ..............................................        26,081
                                                                     -----------
        DRUGS--8.9%
 20,400 Abbott Laboratories.......................................     1,361,700
  7,900 Amgen, Inc. ..............................................       459,188
 34,875 Bergen Brunswig Corp. ....................................       972,141
 14,700 Bristol-Myers & Squibb Co. ...............................     1,190,700
  6,600 McKesson Corp. ...........................................       511,500
 13,800 Merck & Co. ..............................................     1,428,300
  4,600 Pfizer, Inc. .............................................       549,700
  9,300 Rhone Poulenc Rorer, Inc. ................................       845,137
 31,600 Schering-Plough Corp. ....................................     1,512,850
 11,700 Warner-Lambert Co. .......................................     1,453,725
                                                                    ------------
                                                                      10,284,941
                                                                    ------------
        ELECTRIC UTILITIES--1.7%
 52,600 Pinnacle West Capital Corp. ..............................     1,581,287
 13,000 Public Service Enterprise Group...........................       325,000
                                                                    ------------
                                                                       1,906,287
                                                                    ------------
        ELECTRONICS--3.9%
  6,600 Intel Corp. ..............................................       935,962
 57,075 Molex, Inc. ..............................................     2,083,237
  8,600 Motorola, Inc. ...........................................       653,600
  5,800 SCI Systems, Inc.(c)......................................       369,750
  7,700 Tektronix, Inc. ..........................................       462,000
                                                                    ------------
                                                                       4,504,549
                                                                    ------------
        FINANCE--2.7%
 27,700 Bear Stearns Companies, Inc. .............................       946,994
  6,200 Donaldson, Lufkin & Jenrette, Inc. .......................       370,450
 24,200 Lehman Brothers Holdings, Inc. ...........................       980,100
 14,400 Salomon, Inc. ............................................       801,000
                                                                    ------------
                                                                       3,098,544
                                                                    ------------
        FOOD & BEVERAGES--5.4%
 43,300 Archer-Daniels-Midland Co. ...............................     1,017,550
  6,700 CPC International, Inc. ..................................       618,494
 28,800 IBP, Inc. ................................................       669,600
 33,900 Quaker Oats Co. ..........................................     1,521,263
 19,450 Tyson Foods, Inc. del.....................................       371,981
  9,300 Unilever N.V. ............................................     2,027,400
                                                                    ------------
                                                                       6,226,288
                                                                    ------------
        FOREIGN OIL RESERVES--0.1%
  1,600 Kerr-McGee Corp. .........................................       101,400
                                                                    ------------
        GAS & PIPELINE UTILITIES--0.5%
  9,300 National Fuel Gas Co. ....................................       390,019
  5,000 Nicor, Inc. ..............................................       179,375
                                                                    ------------
                                                                         569,394
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK GROWTH & INCOME SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        HEALTH CARE--7.5%
 25,700 Beckman Instruments, Inc. ...............................   $  1,240,025
 68,300 Beverly Enterprises, Inc.(c).............................      1,109,875
  3,800 Columbia HCA/Healthcare Corp. ...........................        149,388
 42,000 Johnson & Johnson........................................      2,703,750
 71,175 Tenet Healthcare Corp.(c)................................      2,104,111
  3,000 United Healthcare Corp. .................................        156,000
 26,000 Wellpoint Health Networks, Inc.(c).......................      1,192,750
                                                                    ------------
                                                                       8,655,899
                                                                    ------------
        INSURANCE--5.3%
  7,600 Allstate Corp. ..........................................        554,800
  4,300 AMBAC, Inc. .............................................        328,413
 13,100 CIGNA Corp. .............................................      2,325,250
 23,900 Everest Reinsurance Holdings.............................        947,037
 14,700 Loews Corp. .............................................      1,471,837
 16,350 Old Republic International Corp. ........................        495,609
                                                                    ------------
                                                                       6,122,946
                                                                    ------------
        INTERNATIONAL OIL--2.4%
  3,600 Chevron Corp. ...........................................        266,175
 40,000 Exxon Corp. .............................................      2,460,000
                                                                    ------------
                                                                       2,726,175
                                                                    ------------
        LIFE INSURANCE--0.4%
  5,600 American National Insurance Co. .........................        499,800
                                                                    ------------
        LIQUOR--0.9%
 26,600 Fortune Brands, Inc. ....................................        992,512
                                                                    ------------
        MEDIA & ENTERTAINMENT--1.5%
 15,300 Clear Channel Communications(c)..........................        940,950
 23,100 King World Productions, Inc. ............................        808,500
                                                                    ------------
                                                                       1,749,450
                                                                    ------------
        METAL--1.2%
 16,600 ASARCO, Inc. ............................................        508,375
 10,500 Phelps Dodge Corp. ......................................        894,469
                                                                    ------------
                                                                       1,402,844
                                                                    ------------
        MISCELLANEOUS--0.1%
  5,400 American Water Works, Inc. ..............................        115,425
                                                                    ------------
        MORTGAGE--0.5%
 11,900 Federal National Mortgage Association....................        519,138
                                                                    ------------
        OIL--2.3%
 49,600 Royal Dutch Petroleum Co. ...............................      2,697,000
                                                                    ------------
        OIL SERVICE--0.9%
  8,400 Noble Drilling Corp.(c)..................................        189,525
  2,600 Smith International, Inc.(c).............................        157,950
 30,600 Union Texas Peteroleum Holdings, Inc. ...................        640,688
                                                                    ------------
                                                                         988,163
                                                                    ------------
        PAPER & FOREST PRODUCTS--0.3%
  8,000 Rayonier, Inc. ..........................................        336,500
                                                                    ------------
        PHOTOGRAPHY--0.2%
  2,400 Eastman Kodak Co. .......................................        184,200
                                                                    ------------
        PRODUCER OF GOODS--9.5%
 24,500 Caterpillar, Inc. .......................................      2,630,687
 33,200 Cummins Engine, Inc. ....................................      2,342,675
 19,600 Harsco Corp. ............................................        793,800
  9,600 Illinois Tool Works, Inc. ...............................        479,400
 40,300 Ingersoll-Rand Co. ......................................      2,488,525
  4,500 Lancaster Colony Corp. ..................................        217,688
  6,400 Lucent Technologies, Inc. ...............................        461,200
 38,400 Premark International, Inc. .............................      1,027,200
 14,400 Timken Co. ..............................................        512,100
                                                                    ------------
                                                                      10,953,275
                                                                    ------------
        PUBLISHING--0.7%
 39,200 Moore Corp., Ltd. .......................................        771,750
                                                                    ------------
        RAILROAD & EQUIPMENT--0.5%
  8,700 Kansas City Southern Industries, Inc. ...................        561,150
                                                                    ------------
        RETAIL--2.7%
 19,000 Dayton Hudson Corp. .....................................      1,010,562
 30,600 Sears Roebuck & Co. .....................................      1,644,750
 17,800 TJX Companies, Inc. .....................................        469,475
                                                                    ------------
                                                                       3,124,787
                                                                    ------------
        RETAIL--FOOD & DRUG--1.3%
 31,000 American Stores Co. .....................................      1,530,625
                                                                    ------------
        SOAPS--0.8%
 19,500 Ecolab, Inc. ............................................        931,125
                                                                    ------------
        STEEL--1.5%
 49,700 USX-U.S. Steel Group.....................................      1,742,606
                                                                    ------------
        TELECOMMUNICATION--7.6%
 56,100 AT&T Corp. ..............................................      1,967,006
 28,000 Ameritech Corp. .........................................      1,902,250
 24,600 Bell Atlantic Corp. .....................................      1,866,525
 22,400 BellSouth Corp. .........................................      1,038,800
 23,800 MCI Communications Corp. ................................        911,094
  9,900 Sprint Corp. ............................................        520,988
 14,300 U.S. West, Inc. .........................................        538,931
                                                                    ------------
                                                                       8,745,594
                                                                    ------------
        TOBACCO--1.1%
  2,000 Philip Morris Companies, Inc. ...........................         88,750
 35,600 RJR Nabisco Holdings Corp. ..............................      1,174,800
                                                                    ------------
                                                                       1,263,550
                                                                    ------------
        Total Common Stocks
         (Identified Cost $90,491,771)...........................    111,096,267
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK GROWTH & INCOME SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

---------------------------
SHORT-TERM INVESTMENT--3.2%
---------------------------


    FACE
   AMOUNT                                VALUE (A)
 $3,679,000 Repurchase agreement with
             State Street Bank &
             Trust Company dated
             6/30/97 at 5.000% to be
             repurchased at
             $3,679,511 on 7/1/97.
             Collateralized by
             $3,555,000 U.S. Treasury
             Bond 7.250% due 5/15/16
             with a value of
             $3,753,301..............   $  3,679,000
                                        ------------
            Total Short-Term
             Investment
             (Identified cost
             $3,679,000)...............    3,679,000
                                        ------------
            Total Investments--99.8%
             (Identified cost
             $94,170,771)(b).........    114,775,267
            Other assets less
             liabilities.............        220,445
                                        ------------
            TOTAL NET ASSETS--100%...   $114,995,712
                                        ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30,1997 the net unrealized appreciation on investments based on cost of $94,170,771 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation
             for all investments in which there is an
             excess of value over tax cost............   $ 21,090,380
            Aggregate gross unrealized depreciation
             for all investments in which there in an
             excess of tax cost over value............       (485,884)
                                                         ------------
            Net unrealized appreciation...............   $ 20,604,496
                                                         ============

(c) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK GROWTH & INCOME SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value....................................           $114,775,267
 Cash....................................................                    168
 Receivable for:
  Fund shares sold.......................................                292,936
  Dividends and interest.................................                158,077
                                                                    ------------
                                                                     115,226,448
LIABILITIES
 Payable for:
  Fund shares redeemed...................................  $ 80,645
  Withholding taxes......................................     1,382
  Miscellaneous..........................................       471
 Accrued expenses:
  Management fees........................................   111,702
  Deferred trustees' fees................................     2,622
  Other expenses.........................................    33,914
                                                           --------
                                                                         230,736
                                                                    ------------
                                                                    $114,995,712
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in........................................           $ 85,535,328
  Undistributed net investment income....................                694,529
  Accumulated net realized gains.........................              8,161,359
  Unrealized appreciation on investments.................             20,604,496
                                                                    ------------
NET ASSETS...............................................           $114,995,712
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($114,995,712 divided by 634,854 shares of beneficial
 interest)...............................................           $     181.14
                                                                    ============
Identified cost of investments...........................           $ 94,170,771
                                                                    ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends.............................................           $ 1,023,565(a)
 Interest..............................................                72,574
                                                                  -----------
                                                                    1,096,139
EXPENSES
 Management fees.......................................  $332,622
 Trustees' fees and expenses...........................    11,533
 Custodian.............................................    21,185
 Audit and tax services................................     3,796
 Legal.................................................     9,340
 Printing..............................................    21,785
 Miscellaneous.........................................     1,818
                                                         --------
   Total expenses......................................               402,079
                                                                  -----------
NET INVESTMENT INCOME..................................               694,060
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net.....................................             6,023,834
 Unrealized appreciation on:
  Investments--net.....................................            10,676,226
                                                                  -----------
Net gain on investment transactions....................            16,700,060
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............           $17,394,120
                                                                  ===========

(a)Net of foreign taxes of: $13,697

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK GROWTH & INCOME SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $    890,831  $    694,060
 Net realized gain on investments..................     8,163,321     6,023,834
 Unrealized appreciation on investments............     2,277,386    10,676,226
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    11,331,538    17,394,120
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................      (904,227)            0
 Net realized gain on investments..................    (6,507,691)            0
                                                     ------------  ------------
                                                       (7,411,918)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    35,852,491    28,057,500
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       904,227             0
 Distributions from net realized gain..............     6,507,691             0
                                                     ------------  ------------
                                                       43,264,409    28,057,500
 Cost of shares redeemed...........................   (12,982,923)  (12,786,051)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    30,281,486    15,271,449
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    34,201,106    32,665,569
NET ASSETS
 Beginning of the period...........................    48,129,037    82,330,143
                                                     ------------  ------------
 End of the period.................................  $ 82,330,143  $114,995,712
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $     13,865  $        469
                                                     ============  ============
 End of the period.................................  $        469  $    694,529
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       239,114       171,272
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........         5,851             0
 Distributions from net realized gain..............        42,976             0
                                                     ------------  ------------
                                                          287,941       171,272
 Redeemed..........................................       (86,095)      (78,867)
                                                     ------------  ------------
 Net change........................................       201,846        92,405
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                          APRIL 30, 1993(A)                            SIX MONTHS
                               THROUGH       YEAR     YEAR     YEAR      ENDED
                            DECEMBER 31,     ENDED    ENDED    ENDED    JUNE 30,
                                1993         1994     1995     1996       1997
                          ----------------- -------  -------  -------  ----------
Net Asset Value,
 Beginning of Period....       $100.00      $112.32  $109.03  $141.31   $ 151.77
                               -------      -------  -------  -------   --------
Income From Investment
 Operations
Net Investment Income...          0.92         1.90     1.77     1.78       1.09
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........         13.33        (3.25)   37.91    23.69      28.28
                               -------      -------  -------  -------   --------
Total From Investment
 Operations.............         14.25        (1.35)   39.68    25.47      29.37
                               -------      -------  -------  -------   --------
Less Distributions
Distributions From Net
 Investment Income......         (0.92)       (1.92)   (1.71)   (1.82)      0.00
Distributions From Net
 Realized Capital Gains.         (1.00)        0.00    (5.69)  (13.19)      0.00
Distributions in Excess
 of Net Realized Capital
 Gains..................         (0.01)        0.00     0.00     0.00       0.00
Distributions From Paid-
 in Capital.............          0.00        (0.02)    0.00     0.00       0.00
                               -------      -------  -------  -------   --------
Total Distributions.....         (1.93)       (1.94)   (7.40)  (15.01)      0.00
                               -------      -------  -------  -------   --------
Net Asset Value, End of
 Period.................       $112.32      $109.03  $141.31  $151.77   $ 181.14
                               =======      =======  =======  =======   ========
TOTAL RETURN (%)........         14.24(b)     (1.21)   36.46    18.10      19.35(b)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............          0.85(c)      0.85     0.85     0.85       0.85(c)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          2.16(c)      2.30     1.63     1.40       1.45(c)
Portfolio Turnover Rate
 (%)....................            49(c)       133       92      104         80(c)
Average Commission
 Rate(d)................            --           --       --  $0.0344   $ 0.0329
Net Assets, End of
 Period (000)...........       $ 9,082      $22,934  $48,129  $82,330   $114,996
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............          0.94(c)      0.86     1.06     0.91       0.85(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

WESTPEAK STOCK INDEX SERIES
PORTFOLIO MANAGERS: GERALD H. SCRIVER AND PHILIP J. COOPER
WESTPEAK INVESTMENT ADVISORS, L.P.

[PICTURE APPEARS HERE]                         [PICTURE APPEARS HERE]

Q. HOW DID THE SERIES' PERFORM DURING THE FIRST HALF OF 1997?

A. The Westpeak Stock Index returned 20.13% compared to 20.59% posted by the S&P 500 Index/18/ for the six months ended June 30, 1997. For the one-year period the Series has returned 33.90% as compared to the S&P 500 Index/18/ return of 34.62%.

Q. HOW WAS THE SERIES MANAGED DURING THE FIRST SIX MONTHS?

A. The Series is managed so as to track the performance of the S&P 500 Index. Westpeak's approach is to seek and emulate the S&P 500 Index by owning a majority of the stocks in the Index in the same proportion as the index. This process seeks to minimize the tracking error (the difference between the performance of the series to the index). For example, during the second quarter the Series returned 17.13% while the Index returned 17.43%.

              A $10,000 Investment Compared to the S&P 500 Index

Average Annual Return


                         Stock Index                Lipper Variable S&P 500
                          Series                     Fund Index Average/15/
           6 mos.*        20.13%                            20.21%
           1 year         33.90%                            34.14%
          5 years         19.24%                            19.20%
         10 years         14.82%                            13.99%
 * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE WESTPEAK STOCK INDEX COMPARED TO THE SAME IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]

                                  Stock Index Series         S&P 500/18/
 6/30/87                                      10,000           10,000
   12/87                                       8,271            8,257
   12/88                                       9,623            9,619
   12/89                                      12,524           12,658
   12/90                                      12,006           12,264
   12/91                                      15,652           15,984
   12/92                                      16,794           17,700
   12/93                                      18,427           18,926
   12/94                                      18,637           19,183
   12/95                                      25,511           26,366
   12/96                                      31,243           32,404
 6/30/97                                      37,532           39,075

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Investment results that correspond to the composite price and yield performance of United States publicly traded common stocks.

START DATE: May 1, 1987

SIZE: $106 million as of June 30, 1997

MANAGERS: Gerald Scriver and Philip Cooper. Mr. Scriver and Mr. Cooper have managed the Series since 1993; they have also managed Westpeak Growth and Income Series since August 1993 and New England Growth Opportunities Fund since May 1, 1995. Mr. Scriver joined Westpeak in June 1991 and Mr. Cooper joined Westpeak in December 1991.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--99.3% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                              VALUE (A)
        AEROSPACE--2.0%
  4,400 Allied Signal, Inc.......................................   $    369,600
    800 B.F. Goodrich Co. .......................................         34,650
 11,294 Boeing Co................................................        599,288
    900 General Dynamics Corp....................................         67,500
  2,915 Lockheed Martin Corp. ...................................        301,885
  3,200 McDonnell Douglas Corp. .................................        219,200
    900 Northrop Grumman Corp. ..................................         79,031
  3,600 United Technologies Corp.................................        298,800
                                                                    ------------
                                                                       1,969,954
                                                                    ------------
        AIRLINES--0.4%
  1,400 AMR Corp.(c).............................................        129,500
  1,100 Delta Airlines, Inc. ....................................         90,200
  1,700 Federal Express Corp.(c).................................         98,175
  2,200 Southwest Airlines Co....................................         56,925
  1,200 US Air Group, Inc.(c)....................................         42,000
                                                                    ------------
                                                                         416,800
                                                                    ------------
        ALUMINUM--0.4%
  3,600 Alcan Aluminum, Ltd. ....................................        124,875
  2,600 Aluminum Company of America..............................        195,975
  1,100 Reynolds Metals Co.......................................         78,375
                                                                    ------------
                                                                         399,225
                                                                    ------------
        APPAREL & TEXTILES--0.5%
  1,100 Fruit of the Loom, Inc.(c)...............................         34,100
  1,100 Liz Claiborne, Inc. .....................................         51,288
  4,500 Nike, Inc. Class B.......................................        262,687
    800 Reebok International Ltd.(c).............................         37,400
    600 Russell Corp.............................................         17,775
    300 Springs Industries, Inc..................................         15,825
    700 Stride Rite Corp. .......................................          9,013
    900 VF Corp. ................................................         76,275
                                                                    ------------
                                                                         504,363
                                                                    ------------
        AUTOMOTIVE & RELATED--1.9%
 10,800 Chrysler Corp............................................        354,375
  1,500 Dana Corp................................................         57,000
    900 Echlin, Inc. ............................................         32,400
    500 Fleetwood Enterprises, Inc...............................         14,906
 18,600 Ford Motor Co. ..........................................        702,150
 11,800 General Motors Corp......................................        657,112
  1,120 Navistar International Corp., Inc.(c)....................         19,320
  1,290 Paccar, Inc..............................................         59,904
  1,900 TRW, Inc.................................................        107,944
                                                                    ------------
                                                                       2,005,111
                                                                    ------------
        BANKS--7.6%
  8,775 Banc One Corp............................................        425,039
  2,300 Bank Boston Corp.........................................        165,744
  6,100 Bank of New York, Inc....................................        265,350
 11,056 BankAmerica Corp. .......................................        713,803
  1,200 Bankers Trust New York Corp..............................        104,400
  3,200 Barnett Banks of Florida, Inc............................        168,000
  6,770 Chase Manhattan Corp. ...................................        657,113
  7,200 Citicorp.................................................        868,050
  1,600 Comerica, Inc............................................        108,800
  3,500 Core States Financial Corp. .............................        188,125
  1,600 Fifth Third Bancorp......................................        131,300
  2,000 First Bank Systems, Inc. ................................        170,750
  4,910 First Chicago Corp. .....................................        297,055
  4,450 First Union Corp. .......................................        411,625
  3,962 Fleet Financial Group, Inc...............................        250,596
  2,800 J.P. Morgan & Co., Inc...................................        292,250
  3,400 Keycorp..................................................        189,975
  4,100 Mellon Bank Corp.........................................        185,012
  3,500 National City Corp. .....................................        183,750
 11,542 NationsBank Corp.........................................        744,459
  5,800 Norwest Corp.............................................        326,250
  5,200 PNC Bank Corp. ..........................................        216,450
    800 Republic New York Corp. .................................         86,000
  3,500 Suntrust Banks, Inc......................................        192,719
  2,300 U.S. Bancorp. ...........................................        147,487
  2,500 Wachovia Corp. ..........................................        145,781
  1,433 Wells Fargo & Co.........................................        386,193
                                                                    ------------
                                                                       8,022,076
                                                                    ------------
        BUSINESS SERVICES--0.9%
  1,200 Deluxe Corp. ............................................         40,950
  1,400 Dow Jones & Co., Inc. ...................................         56,263
  2,720 Dun & Bradstreet Corp....................................         71,400
    700 EG & G, Inc. ............................................         15,750
  2,300 Equifax, Inc. ...........................................         85,531
  6,900 First Data Corp..........................................        303,169
  2,000 Ikon Office Solutions, Inc...............................         49,875
  1,200 Interpublic Group Companies, Inc.........................         73,575
  2,400 Marsh & McLennan Cos.....................................        171,300
  1,200 Ryder Systems, Inc.......................................         39,600
  2,600 Unisys, Corp.(c).........................................         19,825
                                                                    ------------
                                                                         927,238
                                                                    ------------
        CHEMICALS--3.0%
  1,700 Air Products and Chemicals, Inc..........................        138,125
  1,600 Avery Dennison Corp......................................         64,200
  3,650 Dow Chemical Co..........................................        318,006
  1,200 Eastman Chemical Co. ....................................         76,200
 17,700 E.I. Du Pont de Nemours & Co.............................      1,112,887
  2,125 Engelhard Corp. .........................................         44,492
    600 FMC Corp.(c).............................................         47,663
    900 Great Lakes Chemical Corp................................         47,138
  1,500 Hercules, Inc. ..........................................         71,812
  9,300 Monsanto Co..............................................        400,481
  2,100 Morton International, Inc. ..............................         63,394

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        CHEMICALS--(CONTINUED)
  1,000 Nalco Chemical Co........................................   $     38,625
  5,100 Occidental Petroleum Corp. ..............................        127,819
  2,900 PPG Industries, Inc......................................        168,562
  2,500 Praxair, Inc. ...........................................        140,000
  1,000 Rohm & Haas Co. .........................................         90,062
  1,500 Sigma-Aldrich Corp.......................................         52,594
  1,900 Union Carbide Corp. .....................................         89,419
  1,100 W.R. Grace & Co..........................................         60,638
                                                                    ------------
                                                                       3,152,117
                                                                    ------------
        COMPUTER SOFTWARE & SERVICES--3.6%
  1,100 Adobe Systems, Inc.......................................         38,569
    700 Autodesk, Inc............................................         26,819
  4,500 Automatic Data Processing, Inc...........................        211,500
  1,200 Ceridian Corp.(c)........................................         50,700
  2,520 Cognizant Corp. .........................................        102,060
  5,600 Computer Associates International, Inc...................        311,850
  1,100 Computer Sciences Corp.(c)...............................         79,337
    700 Intergraph Corp.(c)......................................          5,950
 18,600 Microsoft Corp.(c).......................................      2,350,575
  5,400 Novell, Inc.(c)..........................................         37,463
 10,425 Oracle Systems Corp.(c)..................................        525,159
  1,900 Parametric Technology Corp.(c)...........................         80,869
    400 Shared Medical System....................................         21,600
                                                                    ------------
                                                                       3,842,451
                                                                    ------------
        COMPUTERS & BUSINESS EQUIPMENT--5.1%
  5,200 3Com Corp.(c)............................................        234,000
  1,800 Amdahl Corp.(c)..........................................         15,750
  1,900 Apple Computer, Inc.(c)..................................         27,075
  3,000 Bay Networks, Inc.(c)....................................         79,687
  2,300 Cabletron Systems, Inc.(c)...............................         65,119
 10,400 Cisco Systems, Inc.(c)...................................        698,100
  4,300 Compaq Computer Corp.(c).................................        426,775
    600 Data General Corp.(c)....................................         15,600
  2,700 Dell Computer Corp.(c)...................................        317,081
  2,400 Digital Equipment Corp.(c)...............................         85,050
  3,900 EMC Corp.(c).............................................        152,100
 15,800 Hewlett-Packard Co. .....................................        884,800
 16,100 International Business Machines..........................      1,452,019
  2,200 Pitney Bowes, Inc. ......................................        152,900
  3,800 Seagate Technology(c)....................................        133,712
  2,700 Silicon Graphics, Inc.(c)................................         40,500
  5,700 Sun Microsystems, Inc.(c)................................        212,147
  1,800 Tandem Computers, Inc.(c)................................         36,450
  5,000 Xerox Corp. .............................................        394,375
                                                                    ------------
                                                                       5,423,240
                                                                    ------------
        CONSTRUCTION--0.3%
    600 Armstrong World Industries, Inc. ........................         44,025
    400 Centex Corp..............................................         16,250
  1,200 Fluor Corp...............................................         66,225
    600 Kaufman & Broad Home Corp................................         10,538
  2,400 Masco Corp...............................................        100,200
  2,600 Sherwin Williams Co......................................         80,275
                                                                    ------------
                                                                         317,513
                                                                    ------------
        CONSUMER GOODS & SERVICES--0.4%
  1,400 Black & Decker Corp......................................         52,063
  6,400 CUC International, Inc.(c)...............................        165,200
  1,500 Maytag Corp..............................................         39,188
  3,700 Service Corporation International........................        121,637
  1,100 Whirlpool Corp. .........................................         60,019
                                                                    ------------
                                                                         438,107
                                                                    ------------
        CONTAINERS & GLASS--0.3%
    500 Ball Corp. ..............................................         15,031
    800 Bemis, Inc. .............................................         34,600
  1,900 Crown Cork & Seal, Inc. .................................        101,531
    800 Temple Inland, Inc. .....................................         43,200
  2,600 Tenneco, Inc. ...........................................        117,487
                                                                    ------------
                                                                         311,849
                                                                    ------------
        COSMETICS & TOILETRIES--0.2%
    800 Alberto Culver Co........................................         22,400
  2,000 Avon Products, Inc.......................................        141,125
                                                                    ------------
                                                                         163,525
                                                                    ------------
        DOMESTIC OIL--1.5%
  7,700 Amoco Corp. .............................................        669,419
  1,100 Ashland, Inc. ...........................................         51,013
  5,000 Atlantic Richfield Co....................................        352,500
  1,900 Burlington Resources, Inc................................         83,837
    500 Louisiana Land & Exploration.............................         28,563
    700 Pennzoil Co..............................................         53,725
  4,100 Phillips Petroleum Co. ..................................        179,375
  1,511 Santa Fe Energy Research, Inc.(c)........................         22,193
  1,300 Sonat, Inc. .............................................         66,625
  3,964 Union Pacific Res. Group, Inc............................         98,605
                                                                    ------------
                                                                       1,605,855
                                                                    ------------
        DRUGS--8.2%
 12,100 Abbott Laboratories......................................        807,675
  1,000 Allergan, Inc. ..........................................         31,813
  1,300 Alza Corp.(c)............................................         37,700
 10,100 American Home Products Corp..............................        772,650
  4,000 Amgen, Inc. .............................................        232,500
 15,580 Bristol-Myers & Squibb Co................................      1,261,980
  1,700 Cardinal Health, Inc. ...................................         97,325
  8,700 Eli Lilly & Co...........................................        951,019
 18,900 Merck & Co...............................................      1,956,150
 10,100 Pfizer, Inc. ............................................      1,206,950

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        DRUGS--(CONTINUED)
  7,880 Pharmacia & Upjohn, Inc. ................................   $    273,830
 11,400 Schering-Plough Corp.....................................        545,775
  4,300 Warner-Lambert Co........................................        534,275
                                                                    ------------
                                                                       8,709,642
                                                                    ------------
        ELECTRIC UTILITIES--2.4%
  3,000 American Electric Power Co., Inc. .......................        126,000
  2,200 Baltimore Gas & Electric Co. ............................         58,713
  2,300 Carolina Power & Light Co. ..............................         82,512
  3,200 Central & South West Corp................................         68,000
  2,411 Cinergy Corp.............................................         83,933
  3,700 Consolidated Edison Co. of New York......................        108,919
  2,850 Dominion Resources, Inc..................................        104,381
  2,200 DTE Energy Co............................................         60,775
  5,627 Duke Power Co............................................        269,744
  6,700 Edison International.....................................        166,662
  3,700 Entergy Corp.............................................        101,287
  2,800 FPL Group, Inc. .........................................        128,975
  1,800 GPU, Inc.................................................         64,575
  3,600 Houston Industries, Inc. ................................         77,175
  2,200 Niagara Mohawk Power Corp.(c)............................         18,838
  1,000 Northern States Power Co.................................         51,750
  2,300 Ohio Edison Co. .........................................         50,169
  6,400 Pacific Gas & Electric Corp..............................        155,200
  4,600 Pacificorp...............................................        101,200
  3,500 PECO Energy Co...........................................         73,500
  2,600 P.P. & L Res, Inc. ......................................         51,838
  3,600 Public Service Enterprise Group..........................         90,000
 10,700 Southern Co..............................................        234,062
  3,400 Texas Utilities Co. .....................................        117,087
  3,400 Unicom Corp. ............................................         75,650
  1,500 Union Electric Co. ......................................         56,531
                                                                    ------------
                                                                       2,577,476
                                                                    ------------
        ELECTRONICS--4.4%
  2,200 Advanced Micro Devices, Inc.(c)..........................         79,200
  3,456 AMP, Inc.................................................        144,288
  1,330 Andrew Corp.(c)..........................................         37,406
  1,800 Cooper Industries, Inc...................................         89,550
    600 Harris Corp. ............................................         50,400
  1,900 Honeywell, Inc. .........................................        144,162
 12,800 Intel Corp. .............................................      1,815,200
  2,100 LSI Logic Corp.(c).......................................         67,200
  3,300 Micron Technology, Inc...................................        131,794
  9,300 Motorola, Inc. ..........................................        706,800
  2,100 National Semiconductor Corp.(c)..........................         64,313
  4,100 Northern Telecom, Ltd. ..................................        373,100
    700 Raychem Corp. ...........................................         52,063
  3,700 Raytheon Co. ............................................        188,700
  3,300 Rockwell International Corp..............................        194,700
  1,100 Scientific Atlanta, Inc. ................................         24,063
    500 Tektronix, Inc. .........................................         30,000
  2,700 Tellabs, Inc.(c).........................................        150,862
  3,000 Texas Instruments, Inc...................................        252,187
    800 Thomas & Betts Corp. ....................................         42,050
                                                                    ------------
                                                                       4,638,038
                                                                    ------------
        FINANCE--2.5%
  7,300 American Express Co......................................        543,850
    800 Beneficial Corp..........................................         56,850
  2,700 Charles Schwab Corp. ....................................        109,856
  1,500 H & R Block, Inc.........................................         48,375
  1,700 Household International, Inc.............................        199,644
  5,187 MBNA Corp. ..............................................        189,974
  5,200 Merrill Lynch & Company, Inc. ...........................        310,050
  8,899 Morgan Stanley Group, Inc................................        383,213
  1,400 Providian Corp...........................................         44,975
  1,600 Salomon, Inc. ...........................................         89,000
 10,068 Travelers Group, Inc.....................................        634,913
                                                                    ------------
                                                                       2,610,700
                                                                    ------------
        FOOD & BEVERAGES--6.1%
  8,425 Archer-Daniels-Midland Co. ..............................        197,988
  7,200 Campbell Soup Co. .......................................        360,000
 38,800 Coca Cola Co. ...........................................      2,619,000
  3,650 Conagra, Inc. ...........................................        234,056
  2,200 CPC International, Inc...................................        203,087
  2,400 General Mills, Inc. .....................................        156,300
  5,700 H.J. Heinz Co............................................        262,912
  2,300 Hershey Foods Corp. .....................................        127,219
  3,200 Kellogg Co. .............................................        274,000
 24,200 PepsiCo, Inc.............................................        909,012
  1,200 Pioneer Hi Bred International, Inc. .....................         96,000
  2,000 Quaker Oats Co...........................................         89,750
  7,400 Sara Lee Corp. ..........................................        308,025
  2,400 Unilever N.V. ...........................................        523,200
  1,500 Whitman Corp. ...........................................         37,969
  1,700 William Wrigley Jr. Co...................................        113,900
                                                                    ------------
                                                                       6,512,418
                                                                    ------------
        FOREIGN OIL RESERVES--0.0%
    700 Kerr-McGee Corp. ........................................         44,363
                                                                    ------------
        GAS & PIPELINE UTILITIES--0.5%
    800 Columbia Gas System, Inc.................................         52,200
  1,400 Consolidated Natural Gas Co. ............................         75,338
    300 Eastern Enterprises......................................         10,406
  4,000 Enron Corp...............................................        163,250
  1,000 Ensearch Corp............................................         22,250
    700 Nicor, Inc. .............................................         25,113
  2,200 Noram Energy Corp........................................         33,550
    400 Oneok, Inc...............................................         12,875
  1,300 Pacific Enterprises, Ltd. ...............................         43,713

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        GAS & PIPELINE UTILITIES--(CONTINUED)
    500 Peoples Energy Corp. ....................................   $     18,719
  2,400 Williams Companies, Inc. ................................        105,000
                                                                    ------------
                                                                         562,414
                                                                    ------------
        HEALTH CARE--3.2%
    800 Bausch & Lomb, Inc.......................................         37,700
  4,400 Baxter International, Inc. ..............................        229,900
  1,800 Becton Dickinson & Co....................................         91,125
  1,500 Beverly Enterprises, Inc.(c).............................         24,375
  1,700 Biomet, Inc. ............................................         31,663
  3,100 Boston Scientific Corp.(c)...............................        190,456
 10,386 Columbia HCA/Healthcare Corp. ...........................        408,300
    800 C.R. Bard, Inc. .........................................         29,050
  1,100 Guidant Corp.............................................         93,500
  5,400 HEALTHSOUTH Corp.(c).....................................        134,662
  2,600 Humana, Inc.(c)..........................................         60,125
 20,900 Johnson & Johnson........................................      1,345,437
  1,100 Mallinckrodt Group, Inc. ................................         41,800
    900 Manor Care, Inc..........................................         29,363
  3,600 Medtronics, Inc..........................................        291,600
    600 Millipore Corp. .........................................         26,400
  1,300 St. Jude Medical, Inc.(c)................................         50,700
  4,700 Tenet Healthcare Corp.(c)................................        138,944
  2,800 United Healthcare Corp. .................................        145,600
  1,100 United States Surgical Corp..............................         40,975
                                                                    ------------
                                                                       3,441,675
                                                                    ------------
        HOTELS & RESTAURANTS--1.0%
  2,400 Darden Restaurants, Inc..................................         21,750
  1,550 Harrahs Entertainment, Inc.(c)...........................         28,288
  2,400 HFS, Inc.(c).............................................        139,200
  3,800 Hilton Hotels Corp.......................................        100,938
  1,700 ITT Corp. ...............................................        103,806
  1,900 Marriott International, Inc. ............................        116,612
 10,800 McDonald's Corp. ........................................        521,775
  2,100 Wendys International, Inc. ..............................         54,469
                                                                    ------------
                                                                       1,086,838
                                                                    ------------
        INSURANCE--3.0%
  6,886 Allstate Corp. ..........................................        502,678
  7,212 American International Group, Inc........................      1,077,292
  2,600 Aon Corp. ...............................................        134,550
  2,600 Chubb Corp...............................................        173,875
  1,100 CIGNA Corp. .............................................        195,250
  1,200 General Reinsurance Corp.................................        218,400
  1,800 Hartford Financial Services Group........................        148,950
  1,700 Loews Corp. .............................................        170,213
    600 MBIA, Inc. ..............................................         67,688
  1,800 MGIC Investment Corp.....................................         86,287
  1,900 Safeco Corp. ............................................         88,706
  1,200 St. Paul Companies, Inc. ................................         91,500
  1,050 Torchmark, Inc. .........................................         74,812
  2,200 UNUM Corp. ..............................................         92,400
  1,700 USF&G Corp. .............................................         40,800
                                                                    ------------
                                                                       3,163,401
                                                                    ------------
        INTERNATIONAL OIL--4.2%
 10,300 Chevron Corp.............................................        761,556
 38,800 Exxon Corp. .............................................      2,386,200
 12,200 Mobil Corp. .............................................        852,475
  1,600 Oryx Energy Corp.(c).....................................         33,800
  4,000 Texaco, Inc. ............................................        435,000
                                                                    ------------
                                                                       4,469,031
                                                                    ------------
        LEISURE TIME--0.2%
  1,500 Brunswick Corp...........................................         46,875
  1,950 Hasbro, Inc. ............................................         55,331
  4,450 Mattel, Inc..............................................        150,744
                                                                    ------------
                                                                         252,950
                                                                    ------------
        LIFE INSURANCE--0.7%
  2,283 Aetna Life & Casualty Co. ...............................        233,722
  3,698 American General Corp. ..................................        176,580
  2,900 Conseco, Inc. ...........................................        107,300
  1,025 Jefferson Pilot Corp. ...................................         71,622
  1,600 Lincoln National Corp., Inc. ............................        103,000
  1,000 Transamerica Corp. ......................................         93,562
                                                                    ------------
                                                                         785,786
                                                                    ------------
        LIQUOR--0.7%
    600 Adolph Coors Co. ........................................         15,975
  7,700 Anheuser-Busch Companies, Inc. ..........................        322,919
  1,000 Brown Forman Corp. "B"...................................         48,813
  2,600 Fortune Brands, Inc. ....................................         97,013
  5,800 Seagram Company, Ltd. ...................................        233,450
                                                                    ------------
                                                                         718,170
                                                                    ------------
        MEDIA & ENTERTAINMENT--2.1%
  5,100 Comcast Corp. ...........................................        109,012
  2,000 General Instrument Corp.(c)..............................         50,000
    550 King World Productions, Inc. ............................         19,250
 10,400 Tele-Communications A(c).................................        154,700
  8,800 Time-Warner, Inc. .......................................        424,600
  1,800 Tribune Co. .............................................         86,512
  9,600 U.S. West Media Group, Inc...............................        194,400
  5,457 Viacom, Inc.(c)..........................................        163,710
 10,398 Walt Disney Co. .........................................        834,439
 10,000 Westinghouse Electric Corp...............................        231,250
                                                                    ------------
                                                                       2,267,873
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        METAL--0.2%
    600 ASARCO, Inc..............................................   $     18,375
  2,500 Inco, Ltd. ..............................................         75,156
  1,000 Phelps Dodge Corp. ......................................         85,187
                                                                    ------------
                                                                         178,718
                                                                    ------------
        MINING--0.0%
  1,350 Cyprus Amax Minerals Co. ................................         33,075
                                                                    ------------
        MORTGAGE--1.2%
  1,600 Countrywide Credit Industries, Inc.......................         49,900
 11,000 Federal Home Loan Mortgage Corp..........................        378,125
 17,000 Federal National Mortgage Association....................        741,625
  2,100 Green Tree Acceptance Corp...............................         74,812
                                                                    ------------
                                                                       1,244,462
                                                                    ------------
        OIL--2.1%
  1,400 Amerada Hess Corp. ......................................         77,787
  1,600 Coastal Corp. ...........................................         85,100
 33,200 Royal Dutch Petroleum Co. ADR(d).........................      1,805,250
  1,100 Sun, Inc. ...............................................         34,100
  3,800 Unocal Corp. ............................................        147,487
  4,500 USX Marathon Group.......................................        129,937
                                                                    ------------
                                                                       2,279,661
                                                                    ------------
        OIL SERVICES--0.8%
  2,200 Baker Hughes, Inc........................................         85,113
  1,900 Halliburton Co. .........................................        150,575
    400 Helmerich & Payne, Inc. .................................         23,050
  1,300 Rowan Companies, Inc.(c).................................         36,644
  3,900 Schlumberger, Ltd. ......................................        487,500
    800 Western Atlas, Inc.(c)...................................         58,600
                                                                    ------------
                                                                         841,482
                                                                    ------------
        PAPER & FOREST PRODUCTS--1.3%
    733 Boise Cascade Corp. .....................................         25,884
  1,400 Champion International Corp..............................         77,350
  1,400 Georgia Pacific Corp.....................................        119,525
  4,710 International Paper Co. .................................        228,729
  1,300 James River Corp.........................................         48,100
  8,712 Kimberly Clark Corp. ....................................        433,422
  1,600 Louisiana Pacific Corp. .................................         33,800
    800 Mead Corp. ..............................................         49,800
    400 Potlatch Corp............................................         18,100
  1,500 Stone Container Corp.(c).................................         21,469
  1,000 Union Camp Corp..........................................         50,000
  1,475 Westvaco Corp............................................         46,370
  3,000 Weyerhaeuser Co..........................................        156,000
    800 Willamette Industries, Inc...............................         56,000
                                                                    ------------
                                                                       1,364,549
                                                                    ------------
        PHOTOGRAPHY--0.4%
  5,050 Eastman Kodak Co. .......................................        387,587
    700 Polaroid Corp............................................         38,850
                                                                    ------------
                                                                         426,437
                                                                    ------------
        POLLUTION CONTROL--0.3%
  3,200 Browning-Ferris Industries, Inc..........................        106,400
    900 Safety Kleen Corp........................................         15,188
  7,000 Waste Management, Inc....................................        224,875
                                                                    ------------
                                                                         346,463
                                                                    ------------
        PRECIOUS METALS--0.4%
  5,800 Barrick Gold Corp........................................        127,600
  3,600 Battle Mountain Gold Co. ................................         20,475
  2,100 Echo Bay Mines, Ltd.(c)..................................         12,075
  3,100 Freeport McMoran Copper & Gold...........................         96,487
  2,200 Homestake Mining Co. ....................................         28,738
  2,341 Newmont Mining Corp......................................         91,299
  3,800 Placer Dome, Inc.........................................         62,225
                                                                    ------------
                                                                         438,899
                                                                    ------------
        PRODUCER OF GOODS--7.4%
    400 Aeroquip-Vickers, Inc. ..................................         18,900
  2,700 Applied Materials, Inc.(c)...............................        191,194
    400 Briggs & Stratton Corp...................................         20,000
  1,100 Case Equipment Corp......................................         75,763
  2,900 Caterpillar, Inc. .......................................        311,387
    600 Cincinnati Milacron, Inc. ...............................         15,563
    700 Crane Co. ...............................................         29,269
    600 Cummins Engine, Inc. ....................................         42,338
  4,000 Deere & Co...............................................        219,500
  1,700 Dover Corp. .............................................        104,550
  2,800 Dresser Industries, Inc..................................        104,300
  1,700 DSC Communications Corp.(c)..............................         37,825
  1,100 Eaton Corp. .............................................         96,044
  6,900 Emerson Electric Co......................................        379,931
    600 Foster Wheeler Corp. ....................................         24,300
 51,400 General Electric Co......................................      3,360,275
    700 General Signal Corp. ....................................         30,538
  2,700 Genuine Parts Co. .......................................         91,462
    500 Giddings & Lewis, Inc. ..................................         10,438
    700 Harnischfeger Industries, Inc. ..........................         29,050
  3,800 Illinois Tool Works, Inc.................................        189,762
  1,600 Ingersoll-Rand Co. ......................................         98,800
  1,800 ITT Industries Inc.(c)...................................         46,350
  1,200 Johnson Controls, Inc....................................         49,275
 10,006 Lucent Technologies, Inc. ...............................        721,057
    800 McDermott International, Inc.............................         23,350
  6,500 Minnesota Mining & Mfg. Co. .............................        663,000
    700 National Services Industries, Inc. ......................         34,081
    800 Owens Corning Fiberglas Co...............................         34,500
  1,900 Pall Corp................................................         44,175

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        PRODUCER OF GOODS--(CONTINUED)
 1,100  Parker Hannifin Corp.....................................   $     66,756
   600  Perkin Elmer Corp........................................         47,738
   850  Snap-On Tools Corp. .....................................         33,469
 1,300  Stanley Works............................................         52,000
 2,600  Textron, Inc. ...........................................        172,575
 2,400  Thermo Electron Corp.(c).................................         81,600
 1,000  Timken Co................................................         35,563
 2,500  TYCO International Ltd. .................................        173,906
   800  W.W. Grainger, Inc.......................................         62,550
                                                                    ------------
                                                                       7,823,134
                                                                    ------------
        PUBLISHING--0.7%
 1,100  American Greetings Corp. ................................         40,838
 2,100  Gannet Co., Inc. ........................................        207,375
 1,100  Harcourt General, Inc. ..................................         52,388
   500  John H. Harland Co. .....................................         11,406
   600  Jostens, Inc. ...........................................         16,050
 1,400  Knight-Ridder, Inc. .....................................         68,688
 1,500  McGraw-Hill Companies, Inc...............................         88,219
   800  Meredith Corp. ..........................................         23,200
 1,500  Moore Corp., Ltd. .......................................         29,531
 1,400  New York Times Co........................................         69,300
 2,300  R.R. Donnelley & Sons Co.................................         84,237
 1,500  Time Mirror Co...........................................         82,875
                                                                    ------------
                                                                         774,107
                                                                    ------------
        RAILROADS & EQUIPMENT--0.9%
 2,322  Burlington Northern, Inc. ...............................        208,690
 3,400  CSX Corp. ...............................................        188,700
 4,900  Laidlaw, Inc.............................................         67,681
 1,900  Norfolk Southern Corp....................................        191,425
 3,900  Union Pacific Corp. .....................................        274,949
                                                                    ------------
                                                                         931,445
                                                                    ------------
        REAL ESTATE--0.0%
   300  Pulte Corp...............................................         10,369
                                                                    ------------
        RETAIL--4.1%
 2,300  Autozone, Inc.(c)........................................         54,194
 1,600  Charming Shoppes, Inc.(c)................................          8,350
 1,500  Circuit City Stores, Inc. ...............................         53,344
 2,600  CVS Corp. ...............................................        133,250
 3,400  Dayton Hudson Corp.......................................        180,837
 1,700  Dillard Department Stores, Inc. .........................         58,863
 3,300  Federated Department Stores(c)...........................        114,675
 7,649  Home Depot, Inc..........................................        527,303
 3,800  J.C. Penney Company, Inc. ...............................        198,312
 7,500  K-Mart Corp.(c)..........................................         91,875
   600  Longs Drug Stores Corp. .................................         15,713
 2,600  Lowes Companies, Inc. ...................................         96,525
 3,700  May Department Stores Co. ...............................        174,825
   550  Mercantile Stores Co., Inc...............................         34,616
 1,200  Nordstrom, Inc. .........................................         58,875
   900  Pep Boys: Manny, Moe & Jack..............................         30,656
 3,339  Price Costco.(c).........................................        109,770
 1,800  Rite Aid Corp. ..........................................         89,775
 6,100  Sears, Roebuck & Co......................................        327,875
   900  Tandy Corp. .............................................         50,400
 4,300  The Gap, Inc. ...........................................        167,162
 4,293  The Limited, Inc.........................................         86,933
 2,400  TJX Companies, Inc. .....................................         63,300
 4,475  Toys R Us, Inc.(c).......................................        156,625
 3,900  Walgreen Co..............................................        209,137
35,600  Wal-Mart Stores, Inc. ...................................      1,203,725
 2,000  Woolworth Corp.(c).......................................         48,000
                                                                    ------------
                                                                       4,344,915
                                                                    ------------
        RETAIL--FOOD & DRUG--0.6%
 3,800  Albertson's, Inc.........................................        138,700
 2,200  American Stores Co.......................................        108,625
   600  Fleming Companies, Inc. .................................         10,800
   900  Giant Foods, Inc.........................................         29,363
   600  Great Atlantic & Pacific Tea Company, Inc................         16,313
 4,000  Kroger Co.(c)............................................        116,000
 1,000  SuperValu Stores, Inc....................................         34,500
 2,700  Sysco Corp. .............................................         98,550
 2,200  Winn-Dixie Stores, Inc. .................................         81,950
                                                                    ------------
                                                                         634,801
                                                                    ------------
        SOAPS--3.2%
   800  Clorox Co................................................        105,600
 4,600  Colgate Palmolive Co. ...................................        300,150
 3,600  Corning, Inc.............................................        200,250
 1,000  Ecolab, Inc..............................................         47,750
 8,700  Gillette Co..............................................        824,325
 1,600  International Flavours & Fragrances, Inc.................         80,800
   100  Nacco Industries, Inc. ..................................          5,644
 2,400  Newell Co................................................         95,100
10,460  Procter & Gamble Co. ....................................      1,477,475
 1,600  Ralston Purina Co. ......................................        131,500
 2,400  Rubbermaid, Inc. ........................................         71,400
   900  Tupperware Corp. ........................................         32,850
                                                                    ------------
                                                                       3,372,844
                                                                    ------------
        STEEL--0.2%
 2,632  Allegheny Teldyne, Inc. .................................         71,064
 1,600  Armco, Inc.(c)...........................................          6,200
 1,700  Bethlehem Steel Corp.(c).................................         17,744
   700  Inland Steel Industries, Inc.............................         18,288
 1,300  Nucor Corp...............................................         73,450

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        STEEL--(CONTINUED)
  1,220 USX-U.S. Steel Group.....................................   $     42,776
  1,400 Worthington Industries, Inc. ............................         25,638
                                                                    ------------
                                                                         255,160
                                                                    ------------
        TELECOMMUNICATION--6.1%
  7,900 Airtouch Communications(c)...............................        216,263
  2,800 ALLTEL Corp..............................................         93,625
  8,500 Ameritech Corp. .........................................        577,469
 25,435 AT&T Corp. ..............................................        891,815
  6,800 Bell Atlantic Corp. .....................................        515,950
 15,600 BellSouth Corp. .........................................        723,450
  2,600 Frontier Corp. ..........................................         51,838
 15,000 GTE Corp. ...............................................        658,125
 10,800 MCI Communications Corp. ................................        413,437
  6,800 NYNEX Corp...............................................        391,850
 14,308 SBC Communications, Inc. ................................        885,307
  6,700 Sprint Corp. ............................................        352,587
  7,500 U.S. West, Inc.(c).......................................        282,656
 14,000 Worldcom, Inc. ..........................................        448,000
                                                                    ------------
                                                                       6,502,372
                                                                    ------------
        THRIFT--0.2%
    900 Golden West Financial Corp...............................         63,000
  2,050 Great Western Financial Corp. ...........................        110,187
  1,600 H.F. Ahmanson & Co.......................................         68,800
                                                                    ------------
                                                                         241,987
                                                                    ------------
        TIRES & RUBBER--0.2%
  1,200 Cooper Tire & Rubber Co..................................         26,400
  2,300 Goodyear Tire & Rubber Co. ..............................        145,619
                                                                    ------------
                                                                         172,019
                                                                    ------------
        TOBACCO--1.7%
 37,900 Philip Morris Companies, Inc.............................      1,681,812
  2,800 UST, Inc. ...............................................         77,700
                                                                    ------------
                                                                       1,759,512
                                                                    ------------
        TRUCKING & FREIGHT FORWARDING--0.0%
    600 Caliber Systems, Inc. ...................................         22,350
                                                                    ------------
        Total Common Stocks
         (Identified Cost $61,990,165)...........................    105,338,960
                                                                    ------------

---------------------------
SHORT-TERM INVESTMENT--1.5%
---------------------------

    FACE
   AMOUNT                                                          VALUE (A)
 $1,575,000 Repurchase Agreement with State Street Bank & Trust
             Co. dated 6/30/97 at 5.000% to be repurchased at
             $1,575,219, on 7/01/97 collateralized by
             $1,525,000, U.S. Treasury Bond 7.250% due 5/15/16,
             with a value of $1,610,066........................   $  1,575,000
                                                                  ------------
            Total Short-Term Investment
             (Identified Cost $1,575,000)......................      1,575,000
                                                                  ------------
            Total Investments--100.8%
             (Identified Cost $63,565,165)(b)..................    106,913,960
            Other assets less liabilities......................       (807,272)
                                                                  ------------
            TOTAL NET ASSETS--100%.............................   $106,106,688
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $63,565,165 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost.....................................   $ 44,216,659
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value...................................       (867,864)
                                                                  ------------
            Net unrealized appreciation........................   $ 43,348,795
                                                                  ============

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value....................................           $106,913,960
 Cash....................................................                    235
 Receivable for:
  Fund shares sold.......................................                170,185
  Dividends and interest.................................                123,575
  Foreign taxes..........................................                    290
                                                                    ------------
                                                                     107,208,245
LIABILITIES
 Payable for:
  Securities purchased...................................  $904,678
  Fund shares redeemed...................................    79,483
  Withholding taxes......................................        55
 Accrued expenses:
  Management fees........................................    58,325
  Deferred trustees' fees................................    51,073
  Other expenses.........................................     7,943
                                                           --------
                                                                       1,101,557
                                                                    ------------
                                                                    $106,106,688
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in........................................           $ 61,597,482
  Undistributed net investment income....................                698,212
  Accumulated net realized gains.........................                462,199
  Unrealized appreciation on investments.................             43,348,795
                                                                    ------------
NET ASSETS...............................................           $106,106,688
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($106,106,688 divided by 738,394 shares of beneficial
 interest)...............................................           $     143.70
                                                                    ============
Identified cost of investments...........................           $ 63,565,165
                                                                    ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends............................................            $   841,149(a)
 Interest.............................................                 30,899
                                                                  -----------
                                                                      872,048
EXPENSES
 Management fees......................................  $113,925
 Trustees' fee and expenses...........................    18,844
 Custodian............................................    38,921
 Audit and tax services...............................     3,796
 Legal................................................     9,340
 Printing.............................................    23,307
 Miscellaneous........................................     1,818
                                                        --------
   Total expenses.....................................   209,951
   Less expenses assumed by the investment adviser....   (27,670)     182,281
                                                        --------  -----------
NET INVESTMENT INCOME.................................                689,767
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net....................................                174,769
 Unrealized appreciation on:
  Investments--net....................................             16,152,770
                                                                  -----------
Net gain on investment transactions...................             16,327,539
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS............            $17,017,306
                                                                  ===========

(a) Net of foreign taxes of: $5,811

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $  1,258,557  $    689,767
 Net realized gain on investments..................       995,215       174,769
 Unrealized appreciation on investments............    11,760,936    16,152,770
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    14,014,708    17,017,306
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................    (1,270,368)            0
 Net realized gain on investments..................      (675,238)            0
                                                     ------------  ------------
                                                       (1,945,606)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    21,863,034    19,366,891
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     1,270,368             0
 Distributions from net realized gain..............       675,238             0
                                                     ------------  ------------
                                                       23,808,640    19,366,891
 Cost of shares redeemed...........................   (13,784,516)  (11,041,357)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    10,024,124     8,325,534
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    22,093,226    25,342,840
NET ASSETS
 Beginning of the period...........................    58,670,622    80,763,848
                                                     ------------  ------------
 End of the period.................................  $ 80,763,848  $106,106,688
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $     20,255  $      8,445
                                                     ============  ============
 End of the period.................................  $      8,445  $    698,212
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       198,327       148,139
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        10,371             0
 Distributions from net realized gain..............         5,855             0
                                                     ------------  ------------
                                                          214,553       148,139
 Redeemed..........................................      (125,580)      (84,891)
                                                     ------------  ------------
 Net change........................................        88,973        63,248
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                                                       SIX MONTHS
                                  YEAR ENDED DECEMBER 31,                ENDED
                          -------------------------------------------   JUNE 30,
                           1992     1993     1994     1995     1996       1997
                          -------  -------  -------  -------  -------  ----------
Net Asset Value,
 Beginning of Period....  $137.39  $ 72.00  $ 76.48  $ 75.35  $100.09   $ 119.62
                          -------  -------  -------  -------  -------   --------
Income From Investment
 Operations
 Net Investment Income..     8.35     1.54     1.80     1.88     1.91       0.93
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........     2.02     5.18    (0.92)   25.89    20.58      23.15
                          -------  -------  -------  -------  -------   --------
 Total From Investment
  Operations............    10.37     6.72     0.88    27.77    22.49      24.08
                          -------  -------  -------  -------  -------   --------
Less Distributions
 Distributions From Net
  Investment Income.....    (8.35)   (1.36)   (1.82)   (1.85)   (1.93)      0.00
 Distributions in Excess
  of Net Investment
  Income................     0.00    (0.18)    0.00     0.00     0.00       0.00
 Distributions From Net
  Realized Capital
  Gains.................   (67.41)   (0.55)   (0.16)   (1.18)   (1.03)      0.00
 Distributions in Excess
  of Net Realized
  Capital Gains.........     0.00    (0.15)    0.00     0.00     0.00       0.00
 Distributions From
  Paid-in Capital.......     0.00     0.00    (0.03)    0.00     0.00       0.00
                          -------  -------  -------  -------  -------   --------
 Total Distributions....   (75.76)   (2.24)   (2.01)   (3.03)   (2.96)      0.00
                          -------  -------  -------  -------  -------   --------
Net Asset Value, End of
 Period.................  $ 72.00  $ 76.48  $ 75.35  $100.09  $119.62   $ 143.70
                          =======  =======  =======  =======  =======   ========
TOTAL RETURN (%)........     7.30     9.72     1.14    36.88    22.47      20.13(a)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............     0.35     0.34     0.33     0.40     0.40       0.40(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     2.63     2.52     2.59     2.20     1.84       1.50(b)
Portfolio Turnover Rate
 (%)....................       17       12        2        5        4          4(b)
Average Commission Rate
 (c)....................       --       --       --       --  $0.0309   $ 0.0304
Net Assets, End of
 Period (000)...........  $10,172  $28,817  $37,164  $58,671  $80,764   $106,107
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............       --       --       --     0.54     0.50       0.46(b)

(a) Not computed on an annualized basis.
(b) Computed on an annualized basis.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

LOOMIS SAYLES BALANCED SERIES
PORTFOLIO MANAGERS: CAROL MCMURTRIE, TRICIA MILLS,MERI ANNE BECK, RODERIC DILLON, JOHN HYLL AND BARR SEGAL LOOMIS, SAYLES & COMPANY, L.P.


[PICTURE APPEARS HERE]                    [PICTURE APPEARS HERE]

[PICTURE APPEARS HERE]

Q. HOW DID LOOMIS SAYLES BALANCED SERIES PERFORM IN THE FIRST HALF OF 1997?

A. For the six-month period ending June 30, 1997, the Series generated a total return of 8.49%.

We're pleased to announce that Lipper ranked the Series in the top 19% (#7 out of 37) of its balanced fund peer group for the one-year period ended June 30, 1997. Lipper is an independent mutual fund monitor whose rankings do not re-flect sales charges and may change each month. Past performance doesn't guar-antee future results.

Q. WHAT FACTORS INFLUENCED YOUR MANAGEMENT OF THE PORTFOLIO'S EQUITY PORTION?

A. An overweighting in strong financial stocks, such as BankAmerica and NationsBank, helped to boost Series performance in the first half of 1997. Several other companies, including Philips NV and Federal Express, also en-joyed returns of 20% or more.

However, developments in specific holdings, such as York International, Greentree Financial and United Meridian, combined to offset gains contributed by the high-return stocks. In the case of York International, a commercial air-conditioner and heating manufacturer and servicer, earnings were impacted by weaker-than-expected business conditions in Europe and by cooler-than-an-ticipated weather in the northeastern United States.

We eliminated some positions where our confidence in the fundamentals had de-creased. We continued to focus on issue selection, adding consumer-related companies such as Warnaco and Dayton Hudson to the portfolio--demonstrating our more positive outlook for company prospects.

Q. AND ON THE FIXED-INCOME SIDE OF THE SERIES' PORTFOLIO?

A. Corporate bond yield spreads (the additional yield to maturity over compa-rable Treasuries) widened in the first quarter after the Federal Reserve Board raised interest rates in March. We added investments in brokerage-related com-panies like Smith Barney Holdings, and positive credit trends led us to new purchases in Archer Daniels Midland, and Northwest Airlines.

In the second quarter, improving credit outlooks spurred opportunities for price appreciation in a number of issues, and led us to buy Sears, Roebuck Ac-ceptance Notes, Norfolk Southern Corporation bonds, Loewen Group, and Sprint Spectrum Senior Notes. We sold Federated Department Stores after spreads nar-rowed, and we continue to avoid the utility sector as heavy merger and acqui-sition activity have increased event risk in that area.

From a credit quality viewpoint we increased our holdings in BBB and BB rated bonds, which outperformed higher-rated corporate bonds. The overall credit quality of the Series, however, remains very high at AA.

Q. WHAT IS YOUR OUTLOOK FOR THE REST OF THE YEAR?

A. While inflation remains well behaved and we expect growth to remain steady, the Federal Reserve may raise interest rates later this year to keep infla-tionary pressures at bay. In this environment we expect higher short-term rates and stable-to-slightly higher long-term rates. Economic activity should continue to moderate, while the stock market volatility of the past few months could continue through the rest of the year.

Issue selection will remain key to performance going forward. We'll continue to keep our focus away from the larger growth stocks and on low price-to-earn-ings, large and mid-capitalization companies, as is consistent with the Se-ries' value investment strategy. We plan to retain our corporate bond emphasis and slightly reduce our U.S. Treasury holdings.

             A $10,000 Investment Compared to the S&P 500/18/ and
                    Lehman Borthers Gov't/Corp./4/ Indices

Average Annual Return


                                 Balanced             Lipper Variable Balanced
                                  Series                   Fund Average/7/
               6 mos.*             8.49%                       10.19%
               1 year             21.65%                       18.94%
      Since Inception             18.75%                          n/a
     * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE LOOMIS SAYLES BALANCED SERIES COMPARED TO THE SAME IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                          Balanced Series      S&P 500/18/    Leh/Gov't Corp./5/
10/31/94                           10,000        10,000                10,000
12/31/94                            9,990         9,779                10,048
12/31/95                           12,467        13,449                11,981
12/31/96                           14,575        16,535                12,329
 6/30/97                           15,812        19,942                12,667

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

START DATE: October 31, 1994

SIZE: $86 million as of June 30, 1997

MANAGERS: Effective August 1997, the Loomis Sayles Balanced Series equity management team consists of Carol C. McMurtrie, Tricia H. Mills and Roderic Dillon. The fixed-income team consists of Meri Anne Beck, John Hyll and Barr Segal. Please refer to the prospectus supplement at the beginning of this report for more details.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--60.8% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                               VALUE (A)

        AEROSPACE--2.5%
  6,700 Lockheed Martin Corp. ....................................   $   693,869
  8,600 Northrop Grumman Corp. ...................................       755,188
 13,600 Raytheon Co. .............................................       693,600
                                                                     -----------
                                                                       2,142,657
                                                                     -----------
        APPAREL & TEXTILES--2.5%
 23,500 Reebok International, Ltd.................................     1,098,625
 33,400 Warnaco Group, Inc........................................     1,064,625
                                                                     -----------
                                                                       2,163,250
                                                                     -----------
        BANKS--4.5%
 14,800 BankAmerica Corp. ........................................       955,525
  8,400 Chase Manhattan Corp., New................................       815,325
 18,200 NationsBank Corp..........................................     1,173,900
 16,300 Norwest Corp. ............................................       916,875
                                                                     -----------
                                                                       3,861,625
                                                                     -----------
        BEVERAGES--1.2%
 41,400 Whitman Corp..............................................     1,047,938
                                                                     -----------
        CHEMICALS--4.8%
 48,800 Crompton & Knowles Corp. .................................     1,085,800
 24,000 EI du Pont de Nemours & Co................................     1,509,000
  7,500 PPG Industries, Inc.......................................       435,938
 20,400 W.R. Grace & Co...........................................     1,124,550
                                                                     -----------
                                                                       4,155,288
                                                                     -----------
        COMPUTERS & BUSINESS EQUIPMENT--1.9%
 21,300 EMC Corp.(c)..............................................       830,700
 18,500 3Com Corp.................................................       832,500
                                                                     -----------
                                                                       1,663,200
                                                                     -----------
        CONGLOMERATES--4.2%
 14,200 Allied Signal, Inc........................................     1,192,800
 20,000 Dover Corp. ..............................................     1,230,000
 17,100 Philips Electronics NV (ADR)(d)...........................     1,229,063
                                                                     -----------
                                                                       3,651,863
                                                                     -----------
        ELECTRICAL EQUIPMENT--1.2%
 22,200 York International Corp., New.............................     1,021,200
                                                                     -----------
        ELECTRONIC COMPONENTS--0.4%
  2,700 Intel Corp. ..............................................       382,894
                                                                     -----------
        FINANCIAL SERVICES--2.8%
 30,200 Federal Home Loan Mortgage Corp. .........................     1,038,125
 23,000 Federal National Mortgage Association.....................     1,003,375
 11,400 Green Tree Financial Corp. ...............................       406,125
                                                                     -----------
                                                                       2,447,625
                                                                     -----------
        FREIGHT TRANSPORTATION--4.3%
 13,000 Burlington Northern Santa Fe..............................     1,168,375
 21,700 Canadian Pacific, Ltd., New...............................       617,094
 16,400 Federal Express Corp.(c)..................................       947,100
 29,400 Ryder Systems, Inc. ......................................       970,200
                                                                     -----------
                                                                       3,702,769
                                                                     -----------
        HEALTH CARE--SERVICES--4.3%
 10,500 Aetna, Inc................................................     1,074,938
 33,300 Beverly Enterprises, Inc..................................       541,125
 27,950 Columbia/HCA Healthcare Corp. ............................     1,098,784
 35,340 Foundation Health Corp.(c)................................     1,071,244
                                                                     -----------
                                                                       3,786,091
                                                                     -----------
        HOUSEHOLD PRODUCTS--1.3%
 23,300 Kimberly-Clark Corp. .....................................     1,159,175
                                                                     -----------
        HOUSING & BUILDING MATERIALS--4.6%
 16,700 Armstrong World Industries, Inc. .........................     1,225,363
 32,900 Leggett & Platt, Inc......................................     1,414,700
 31,000 Masco Corp. ..............................................     1,294,250
                                                                     -----------
                                                                       3,934,313
                                                                     -----------
        INSURANCE--4.9%
 16,700 ACE, Ltd..................................................     1,233,713
 10,800 Allstate Corp. ...........................................       788,400
 32,900 Everest Reinsurance Holdings, Inc.........................     1,303,663
 27,900 TIG Holdings, Inc. .......................................       871,872
                                                                     -----------
                                                                       4,197,648
                                                                     -----------
        LEISURE TIME--3.1%
 29,600 American Greetings Corp...................................     1,098,900
 37,900 Carnival Corp. ...........................................     1,563,375
                                                                     -----------
                                                                       2,662,275
                                                                     -----------
        OIL & GAS--1.5%
 28,800 Tosco Corp. ..............................................       862,200
 14,100 United Meridian Corp. ....................................       423,000
                                                                     -----------
                                                                       1,285,200
                                                                     -----------
        PACKAGING--1.3%
 20,600 Crown Cork & Seal Co., Inc. ..............................     1,100,813
                                                                     -----------
        RETAIL--1.9%
 19,800 Dayton Hudson Corp........................................     1,053,113
 29,400 Office Depot..............................................       571,463
                                                                     -----------
                                                                       1,624,576
                                                                     -----------
        RETAIL--FOOD & DRUG--1.0%
 28,300 The Kroger Co.(c).........................................       820,700
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


   SHARES                                                             VALUE (A)

            SOFTWARE--0.4%
     16,700 Symantec Corp. .......................................   $   325,650
                                                                     -----------
            TELECOMMUNICATION--3.9%
     17,400 Ameritech Corp. ......................................     1,182,113
     24,400 GTE Corp. ............................................     1,070,550
     18,286 SBC Communications, Inc. .............................     1,131,443
                                                                     -----------
                                                                       3,384,106
                                                                     -----------
            TOBACCO--2.3%
     11,000 Loews Corp. ..........................................     1,101,375
     30,900 UST, Inc. ............................................       857,475
                                                                     -----------
                                                                       1,958,850
                                                                     -----------
            Total Common Stocks
             (Identified Cost $42,684,023)........................    52,479,706
                                                                     -----------

---------------------------------------
MEDIUM & LONG TERM BONDS & NOTES--35.2%
---------------------------------------

    FACE
   AMOUNT
            AIRLINES--0.7%
 $  600,000 Northwest Airlines, 8.375%, 03/15/04..................       605,160
                                                                     -----------
            BANKS--0.9%
    350,000 Capital One Bank, 6.830%, 5/17/99.....................       350,627
     50,000 Chase Manhattan Corp., 9.050%, 2/01/02................        50,122
    310,000 Mellon Bank N A, 7.000%, 3/15/06......................       306,853
     50,000 Norwest Corp., 7.650%, 3/15/05........................        51,940
                                                                     -----------
                                                                         759,542
                                                                     -----------
            CABLE & MEDIA--0.4%
    350,000 TCI Communications, Inc.,
             7.250%, 6/15/99......................................       352,674
                                                                     -----------
            COMPUTER--0.3%
    300,000 Comdisco, Inc., 5.760%, 1/19/99.......................       297,666
                                                                     -----------
            ENERGY--0.2%
    125,000 Coastal Corp., 8.125% 9/15/02.........................       131,595
                                                                     -----------
            FINANCE--3.4%
    125,000 Associates Corp. NA, 8.350%, 12/22/98.................       128,866
    115,000 Avalon Properties, Inc., 7.375%, 9/15/02..............       116,785
    260,000 Dean Witter Discover & Co.,
             6.750%, 1/01/16......................................       239,442
    200,000 Ford Motor Credit Corp., 6.850%, 8/15/00..............       201,646
    244,000 General Motors Acceptance Corp.,
             5.500%, 12/15/01.....................................       231,229
    280,000 Oasis Residential, Inc., 7.000%, 11/15/03.............       275,190
    520,000 Sears Roebuck Acceptance Corp.,
             6.95% 05/15/02.......................................       522,558
    100,000 Secured Finance, 9.050%, 12/15/04.....................       111,059
    575,000 Transamerica Finance Corp.,
             6.750%, 6/01/00......................................       575,558
    300,000 Western Financial Services,
             6.950%, 11/20/03.....................................       302,583
    199,854 World Omni Automobile Lease Finance Corp., 6.550%,
             6/25/02..............................................       201,277
                                                                     -----------
                                                                       2,906,193
                                                                     -----------
            FOOD & BEVERAGES--0.8%
    720,000 Archer Daniels Midland Co.,
             7.500%, 03/15/27.....................................       729,461
                                                                     -----------
            FOREST PRODUCTS--0.8%
    700,000 MacMillan Bloedel, Ltd.,
             7.700%, 02/15/26.....................................       652,071
                                                                     -----------
            GOVERNMENT AGENCIES--14.9%
    350,000 Federal Home Loan Bank,
             7.151%, 9/13/05......................................       346,346
  1,020,000 United States Treasury Notes,
             6.750%, 6/30/99......................................     1,032,434
    455,000 United States Treasury Notes,
             6.125%, 7/31/00......................................       453,435
    600,000 United States Treasury Notes,
             8.750%, 8/15/00......................................       641,718
    500,000 United States Treasury Notes, 7.500%, 11/15/01........       521,015
    600,000 United States Treasury Notes,
             7.250%, 05/15/04.....................................       625,404
    910,000 United States Treasury Notes,
             6.500%, 8/15/05......................................       907,443
  4,000,000 United States Treasury Notes,
             7.000%, 7/15/06......................................     4,115,000
    800,000 United States Treasury Notes,
             Zero Coupon 11/15/09.................................       345,408
  1,300,000 United States Treasury Bonds,
             10.375%, 11/15/12....................................     1,650,181
  1,100,000 United States Treasury Bonds,
             9.125%, 5/15/18......................................     1,373,801
    890,000 United States Treasury Bonds,
             6.625%, 2/15/27......................................       870,812
                                                                     -----------
                                                                      12,882,997
                                                                     -----------
            HEALTHCARE--0.6%
     50,000 Columbia/HCA Healthcare Co.,
             8.020%, 8/5/02.......................................        52,568
    440,000 National Health Investments, Inc.,
             7.300%, 07/16/07.....................................       437,800
                                                                     -----------
                                                                         490,368
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

---------------------------------------------
MEDIUM & LONG TERM BONDS & NOTES--(CONTINUED)
---------------------------------------------


    FACE
   AMOUNT                                                            VALUE (A)


            INDUSTRIALS--2.0%
 $  325,000 Amerco, 7.850%, 5/15/03..............................   $   334,451
    535,000 Loewen Group International, Inc.,
             7.750%, 10/15/01....................................       543,025
    260,000 Philips Electronics NV, 7.250%, 8/15/13..............       250,890
    420,000 SKF AB, 7.125%, 07/01/07.............................       417,190
    200,000 Tektronix, Inc., 7.625%, 8/15/02.....................       203,304
                                                                    -----------
                                                                      1,748,860
                                                                    -----------
            INSURANCE--0.3%
    275,000 Travelers Aetna, 6.750%, 4/15/01.....................       275,454
                                                                    -----------
            LEISURE & LODGING--0.5%
    100,000 Carnival Corp., 7.050%, 5/15/05......................        99,964
    300,000 La Quinta Inns, Inc., 7.400%, 9/15/05................       289,500
                                                                    -----------
                                                                        389,464
                                                                    -----------
            MORTGAGE--1.7%
    352,759 Federal National Mortgage Association, 7.000%,
             12/01/11............................................       351,986
    271,557 Federal National Mortgage Association, 7.000%,
             12/01/11............................................       270,963
    813,859 Federal National Mortgage Association, 7.500%,
             2/01/27.............................................       814,022
                                                                    -----------
                                                                      1,436,971
                                                                    -----------
            MORTGAGED BACKED--2.0%
    200,000 Federal Home Loan Mortgage Corp., 8.000%, 7/15/21....       204,436
    685,812 Federal Home Loan Mortgage Association, 6.000%,
             8/15/22.............................................       597,726
    620,000 Federal National Mortgage Association, 6.000%,
             2/25/24.............................................       544,937
     50,000 General Electric Capital Mortgage Services, Inc.,
             10.000%, 3/25/24....................................        51,171
     75,000 Westam Mortgage Financial Corp.,
             8.950%, 8/01/18.....................................        78,539
    200,000 Westam Mortgage Financial Corp.,
             9.400%, 12/01/18....................................       208,062
                                                                    -----------
                                                                      1,684,871
                                                                    -----------
            RAILROADS--0.5%
    460,000 Norfolk Southern Corp.,
             7.050%, 05/01/37....................................       466,638
                                                                    -----------
            SECURITIES--2.7%
    225,000 Alex Brown, Inc., 7.625%, 8/15/05....................       229,963
    200,000 Donaldson Lufkin & Jennrette, Inc.,
             6.875%, 11/01/05....................................       195,754
    100,000 Lehman Brothers Holdings, Inc.,
             5.750%, 11/15/98....................................        99,241
    200,000 Lehman Brothers Holdings, Inc.,
             7.360%, 12/15/03....................................       201,568
    100,000 Merrill Lynch & Co., 8.375%, 2/09/00.................       104,377
    390,000 Salomon Brothers, Inc., 7.125%, 8/01/99..............       392,894
    145,000 Salomon, Inc., 7.500%, 2/01/03.......................       146,963
    480,000 Smith Barney Holdings, Inc.,
             7.000%, 03/15/04....................................       480,394
    450,000 Van Kampen Merritt Companies, Inc., 9.750%, 02/15/03.       475,168
                                                                    -----------
                                                                      2,326,322
                                                                    -----------
            TECHNOLOGY--0.2%
    200,000 Digital Equipment Corp.,
             8.625%, 11/01/12....................................       203,306
                                                                    -----------
            TELECOMMUNICATION--1.0%
    200,000 Southern Bell Telephone & Telegraph Co., 7.625%,
             3/15/13.............................................       198,766
    950,000 Sprint Spectrum L.P.,
             Zero Coupon, 08/15/06...............................       693,500
                                                                    -----------
                                                                        892,266
                                                                    -----------
            TRANSPORTATION--0.2%
    100,000 AMR Corp., 10.290%, 03/08/21.........................       124,798
     25,000 AMR Corp., 10.180%, 1/02/13..........................        29,951
                                                                    -----------
                                                                        154,749
                                                                    -----------
            UTILITIES--1.1%
    250,000 Cincinnati Gas & Electric Co.,
             7.375%, 11/01/01....................................       252,780
    520,000 Waterford 3 Funding Energy,
             8.090%, 1/01/17.....................................       521,508
    195,000 Detroit Edison Co., 6.340%, 3/15/00..................       193,001
                                                                    -----------
                                                                        967,289
                                                                    -----------
            Total Bonds & Notes
             (Identified Cost $30,334,694).......................    30,353,917
                                                                    -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

---------------------------
SHORT-TERM INVESTMENT--4.3%
---------------------------


    FACE
   AMOUNT                                                           VALUE (A)

 $3,714,000 Associates Corp. of North America,
             5.450%, 7/01/97....................................   $ 3,714,000
                                                                   -----------
            Total Short-Term Investment
             (Identified Cost $3,714,000).......................     3,714,000
                                                                   -----------
            Total Investments--100.3%
             (Identified Cost $76,732,717(b)....................    86,547,623
            Other assets less liabilities.......................      (230,952)
                                                                   -----------
            TOTAL NET ASSETS--100%..............................   $86,316,671
                                                                   ===========

(a) See Note 1a.
(b) Federal Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of $76,732,717 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost......................................   $10,513,851
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value.........................................      (698,945)
                                                                   -----------
            Net unrealized appreciation.........................   $ 9,814,906
                                                                   ===========

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value...................................             $86,547,623
 Cash...................................................                      66
 Receivable for:
  Fund shares sold......................................                 400,704
  Securities sold.......................................                 616,563
  Dividends and interest................................                 536,087
  Foreign taxes.........................................                      44
 Unamortized organization...............................                   4,691
                                                                     -----------
                                                                      88,105,778
LIABILITIES
 Payable for:
  Securities purchased..................................  $1,424,425
  Fund shares redeemed..................................     255,503
  Miscellaneous.........................................         347
 Accrued expenses:
  Management fees.......................................      81,685
  Deferred trustees' fees...............................       1,564
  Other expenses........................................      25,583
                                                          ----------
                                                                       1,789,107
                                                                     -----------
                                                                     $86,316,671
                                                                     ===========
NET ASSETS
 Net Assets consist of:
  Capital paid in.......................................             $74,038,468
  Undistributed net investment income...................                 978,331
  Accumulated net realized gains........................               1,484,951
  Unrealized appreciation on investments and foreign
   currency.............................................               9,814,921
                                                                     -----------
NET ASSETS..............................................             $86,316,671
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($86,316,671 divided by 5,872,879 shares of beneficial
 interest)..............................................             $     14.70
                                                                     ===========
Identified cost of investments..........................             $76,732,717
                                                                     ===========

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends..............................................              $  323,890(a)
 Interest...............................................                 943,092
                                                                      ----------
                                                                       1,266,982
EXPENSES
 Management fees........................................  $  246,414
 Trustees' fees and expenses............................      11,113
 Custodian..............................................      25,475
 Audit and tax services.................................       6,901
 Legal..................................................       9,340
 Printing...............................................       6,170
 Amortization of organization expenses..................         997
 Miscellaneous..........................................       1,819
                                                          ----------
   Total expenses.......................................     308,229
   Less expenses assumed by the
    investment adviser..................................      (9,012)    299,217
                                                          ----------  ----------
NET INVESTMENT INCOME...................................                 967,765
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS
 Realized gain on:
  Investments--net......................................     963,269
                                                          ----------
 Unrealized appreciation on:
  Investments--net......................................   4,306,472
  Foreign currency transactions--net....................          16
                                                          ----------
   Total unrealized appreciation on
    investments and foreign
    currency transactions...............................   4,306,488
                                                          ----------
Net gain on investment transactions.....................               5,269,757
                                                                      ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............              $6,237,522
                                                                      ==========

(a) Net of foreign taxes of: $1,470

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                     SIX MONTHS
                                                        YEAR ENDED      ENDED
                                                       DECEMBER 31,   JUNE 30,
                                                           1996         1997
                                                       ------------  -----------
FROM OPERATIONS
 Net investment income...............................  $ 1,121,822   $   967,765
 Net realized gain on investments and foreign
  currency transactions..............................      940,791       963,269
 Unrealized appreciation on investments and foreign
  currency transactions..............................    4,480,648     4,306,488
                                                       -----------   -----------
 INCREASE IN NET ASSETS FROM OPERATIONS..............    6,543,261     6,237,522
                                                       -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...............................   (1,114,677)            0
 Net realized gain on investments....................     (557,561)            0
                                                       -----------   -----------
                                                        (1,672,238)            0
                                                       -----------   -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares........................   41,044,288    31,028,607
 Net asset value of shares issued in connection with
  the reinvestment of:
 Distributions from net investment income............    1,114,677             0
 Distributions from net realized gain................      557,561             0
                                                       -----------   -----------
                                                        42,716,526    31,028,607
 Cost of shares redeemed.............................   (7,885,382)   (9,474,301)
                                                       -----------   -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.......................................   34,831,144    21,554,306
                                                       -----------   -----------
 TOTAL INCREASE IN NET ASSETS........................   39,702,167    27,791,828
NET ASSETS
 Beginning of the period.............................   18,822,676    58,524,843
                                                       -----------   -----------
 End of the period...................................  $58,524,843   $86,316,671
                                                       ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period.............................  $     1,050   $    10,566
                                                       ===========   ===========
 End of the period...................................  $    10,566   $   978,331
                                                       ===========   ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares......................    3,250,311     2,238,651
 Issued in connection with the reinvestment of:
 Distributions from net investment income............       82,445             0
 Distributions from net realized gain................       30,535             0
                                                       -----------   -----------
                                                         3,363,291     2,238,651
 Redeemed............................................     (619,940)     (684,216)
                                                       -----------   -----------
 Net change..........................................    2,743,351     1,554,435
                                                       ===========   ===========

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                              OCTOBER 31, 1994(A)                   SIX MONTHS
                                    THROUGH        YEAR     YEAR      ENDED
                                 DECEMBER 31,      ENDED    ENDED    JUNE 30,
                                     1994          1995     1996       1997
                              ------------------- -------  -------  ----------
Net Asset Value, Beginning
 of Period..................        $10.00        $  9.94  $ 11.95   $ 13.55
                                    ------        -------  -------   -------
Income From Investment
 Operations
 Net Investment Income......          0.05           0.26     0.27      0.16
 Net Realized and Unrealized
  Gain (Loss) on
  Investments...............         (0.06)          2.20     1.73      0.99
                                    ------        -------  -------   -------
 Total From Investment
  Operations................         (0.01)          2.46     2.00      1.15
                                    ------        -------  -------   -------
Less Distributions
 Distributions From Net
  Investment Income.........         (0.05)         (0.26)   (0.27)     0.00
 Distributions From Net
  Realized Capital Gains....          0.00          (0.19)   (0.13)     0.00
                                    ------        -------  -------   -------
 Total Distributions........         (0.05)         (0.45)   (0.40)     0.00
                                    ------        -------  -------   -------
Net Asset Value, End of
 Period.....................        $ 9.94        $ 11.95  $ 13.55   $ 14.70
                                    ======        =======  =======   =======
TOTAL RETURN (%)............         (0.10)(b)      24.79    16.91      8.49(b)
Ratio of Operating Expenses
 to Average Net Assets (%)..          0.85 (c)       0.85     0.85      0.85(c)
Ratio of Net Investment
 Income to Average Net
 Assets (%).................          4.16 (c)       4.03     3.08      2.72(c)
Portfolio Turnover Rate (%).             0 (c)         72       59        46(c)
Average Commission Rate (d).            --             --  $0.0594   $0.0594
Net Assets, End of Period
 (000)......................        $2,722        $18,823  $58,525   $86,317
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense agreement
 described in Note 4 to the
 Financial Statements would
 have been (%)..............          3.73 (c)       1.85     0.99      0.88(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

BACK BAY ADVISORS MANAGED SERIES
PORTFOLIO MANAGER: PETER PALFREY BACK BAY ADVISORS, L.P.


[PICTURE APPEARS HERE]

The Zenith Managed Series is a "Flexible" managed Series, typically targeting a 65/35 split between stocks and bond/money market holdings. As market condi-tions dictate, the stock allocation can vary from 50% to 80% of the total, based on market outlook, and the relative valuation between stocks and bonds. During the first half of 1997, the stock allocation ranged from 68-73%. Over the past five years, the stock allocation has ranged from 50-78%.

Q. HOW DID THE SERIES PERFORM DURING THE FIRST HALF OF THE YEAR?

A. The Managed Series continued its strong relative and absolute performance during the first six months of 1997, returning 15.60% versus 10.46% for the median Lipper "Flexible Portfolio Fund." This represented 514 basis points of outperformance. This should be viewed in the context of a 2.74% return for the Lehman Government/Corporate Index/5/ (the Series' fixed income benchmark), and a 20.59% return for the S&P 500 Index/18/, including the reinvestment of dividends (the Series' equity benchmark), during the first half of 1997. The Managed Series now ranks among the top six Lipper Variable Products Flexible Portfolio Funds for 1, 3, 5 and 10 year periods.

During the first quarter, above-trend economic growth, an increasingly tight labor market, and strong gains in personal income and consumer expenditures prompted the Federal Reserve to preemptively raise short term interest rates as an insurance policy against "persisting strength in consumer demand." While the rate increase was widely anticipated by the market, investors subsequently began to price in a series of Federal Reserve rate hikes, despite the absence of any measurable increase in inflationary pressures. Over the next several weeks, stocks corrected nearly 10% and the 30-year bond yield rose above 7%, before recovering a part of their losses late in March. However, by early in the second quarter, growing evidence of significantly less robust economic growth, coupled with continued benign inflation data, caused an "about face" in investor expectations for additional Federal Reserve monetary policy tight-ening. This allowed financial markets to stage a dramatic rally throughout the quarter. While bonds posted respectable gains during this period, stocks were the real beneficiary of the change in investor sentiment. Under the backdrop of the moderate decline in interest rates and very solid corporate earnings, stocks turned in one of their best quarterly performances ever, gaining more than 17% during the second quarter alone.

The Managed Series benefited from its relative overweight position in stocks. Additionally, large capitalization, growth stocks, which are well-represented in the Series, continued to perform very well relative to the broader market. Bonds also turned in a solid total return during the second quarter, recover-ing from the sharp selloff in March, as fears of a monetary tightening "proc-ess" by the Federal Reserve proved unfounded. Long duration US and Canadian pay securities performed very well, as did crossover (Baa/Ba)* and emerging market issues. The Series' issue selection and yield curve positioning allowed it to significantly outperform the Lehman Index during the first half of the year.

With stock market technicals and fundamentals remaining strong through the first half of 1997, I maintained the portfolio equity allocation at a 3 to 8 percent overweight level versus my normally "targeted" 65 percent stock/35 percent bond/money market holdings split. Despite considerable volatility caused by investor angst over the possibility of additional Federal Reserve action after strong first quarter GDP growth, stock market capital flows re-sumed in force in the second quarter (after a brief hiatus during the March market correction), providing a ready "bid" for any market dip. Corporate earnings have also continued to surprise to the upside, particularly among larger capitalization, industry sales leaders, supporting our corporate earn-ings outlook of 12-14 percent growth per year through 1998.

As interest rate concerns abated late in the first quarter, I modestly length-ened the bond portfolio duration, but maintained the defensive structure of the portfolio through a barbelled combination of short and intermediate higher yielding US and Yankee securities and long-dated Canadian pay issues. This structure provides a hedge against a resurgence in upward pressure on US in-terest rates. Throughout this period, a substantial portion of the portfolio duration has been achieved with 30-year Canadian Government and Provincial zero coupon bonds--a strategy that has added substantially to the superior performance of the bond portfolio thus far in 1997. The Series' overweight po-sition in cable/media bonds also contributed significantly to its overall per-formance, as improving sector and individual credit fundamentals drove issue spreads considerably tighter through the second quarter.

Q. WHAT IS YOUR INVESTMENT OUTLOOK FOR THE MONTHS AHEAD?

A. After a pronounced slowdown in economic activity in the second quarter (largely due to a sharp pullback in consumer demand), and with continued be-nign inflationary pressures, market sentiment has become increasingly bullish in recent weeks for both stocks and bonds. Many analysts are now looking for a sidelined Federal Reserve, perhaps through year-end. As of June 30, 1997 the 2-year Treasury was currently trading around 5.9 percent (only 40 basis points over the Fed Series' Rate) and the 30-year was flirting with 6.5%--back to levels last seen in February of this year, before the Federal Reserve tight-ened.

While bonds should remain in the current trading range over the near term, perhaps with a yield curve flattening bias, I believe there is now an in-creased risk that a rebound in consumer activity (housing, retail) later in the third quarter or early in the fourth quarter could reignite fears of an-other preemptive strike by the Federal Reserve in its bid to contain demand-pull price pressures. With current equity valuations very full by most histor-ical measures, not only will investors scrutinize quarterly earnings results, severely penalizing underperformers, but they will also keep a watchful eye towards any sign of a reversal in the recent downward trend in interest rates. Therefore, despite a strong start to the "earnings reporting season," I be-lieve additional upside over the near term in stocks will be largely dependent upon a well-behaved bond market.

               A $10,000 Investment Compared to the S&P 500 and
                 Lehman Brothers Government/Corporation Index

Average Annual Return


                                                  Lipper Variable Flexible
                       Zenith Managed Series      Portfolio Fund Average/8/
          6 mos.*           15.60%                      10.35%
          1 year            26.35%                      19.40%
         5 years            15.28%                      13.18%
        10 years            12.59%                      11.01%
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE BACK-BAY MANAGED SERIES COMPARED TO THE SAME IN THE S&P 500 INDEX AND THE LEHMAN/GOVERNMENT CORP. INDEX OF WHICH THE PLOT POINTS ARE AS FOLLOWS:]



               Managed Series          S&P 500/19/        Leh/Gov't Corp./5/
 6/30/87          10,000                10,000                 10,000
12/31/87           9,545                 8,251                 10,356
12/31/88          10,450                10,205                 11,141
12/31/89          12,444                13,020                 12,728
12/31/90          12,844                16,988                 13,782
12/31/91          15,435                18,283                 16,004
12/31/92          16,469                20,121                 17,217
12/31/93          18,223                20,386                 19,117
12/31/94          18,020                20,386                 18,448
12/31/95          23,653                28,037                 21,997
12/31/96          27,210                34,470                 22,636
 6/30/97          31,455                41,571                 23,256

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: A favorable total return through investment in diversified portfolio. The Series' portfolio is expected to include a mix of (1) common stocks, (2) notes and bonds and (3) money market instruments.

START DATE: May 1, 1987

SIZE: $177 million as of June 30, 1997

MANAGER: Peter Palfrey has managed the Series since January 1994 and joined Back Bay Advisors in 1993. Mr. Palfrey also manages several other fixed income and separate accounts.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.
LOGO

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--69.6% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                               VALUE (A)
        AEROSPACE--1.2%
 11,276 Boeing Co.................................   $    598,333
  5,400 Lockheed Martin Corp. ....................        559,237
 14,600 Rockwell International Corp...............        861,400
                                                     ------------
                                                        2,018,970
                                                     ------------
        AIR TRANSPORTATION--0.3%
  2,900 Delta Air Lines, Inc. ....................        237,800
 10,100 Southwest Airlines Co. ...................        261,338
                                                     ------------
                                                          499,138
                                                     ------------
        AUTOMOBILE & RELATED--1.7%
 37,764 Chrysler Corp. ...........................      1,239,131
 12,500 General Motors Corp.......................        696,094
 10,125 Genuine Parts Co. ........................        342,984
  4,500 Goodyear Tire & Rubber Co. ...............        284,906
  7,200 Paccar, Inc...............................        334,350
                                                     ------------
                                                        2,897,465
                                                     ------------
        BANKS--5.5%
 15,186 Banc One Corp. ...........................        735,572
 20,288 BankAmerica Corp..........................      1,309,844
 10,600 Bankers Trust New York Corp. .............        922,200
  8,700 Chase Manhattan Corp. New.................        844,444
  9,400 Citicorp .................................      1,133,287
  7,800 First Chicago Corp. ......................        471,900
 10,900 J.P. Morgan & Co., Inc. ..................      1,137,687
 14,400 NationsBank Corp. ........................        928,800
 17,100 Norwest Corp..............................        961,875
  5,000 Republic NY Corp..........................        537,500
  2,800 Wells Fargo & Co..........................        754,600
                                                     ------------
                                                        9,737,709
                                                     ------------
        BEVERAGES--0.3%
 20,000 Whitman Corp. ............................        506,250
                                                     ------------
        BUSINESS MACHINES--2.0%
  8,500 Apple Computer............................        121,125
 28,400 Digital Equipment Corp.(c)..................    1,006,425
 27,400 International Business Machines Corp. ....      2,471,138
                                                     ------------
                                                        3,598,688
                                                     ------------
        BUSINESS SERVICES--0.7%
 28,500 Browning Ferris Industries, Inc. .........        947,625
  9,200 H & R Block, Inc..........................        296,700
                                                     ------------
                                                        1,244,325
                                                     ------------
        CHEMICALS--2.7%
 14,200 Allied-Signals, Inc. .....................      1,192,800
  8,200 Dow Chemical Co...........................        714,425
 27,400 E.I. Du Pont de Nemours & Co..............      1,722,775
 11,000 Great Lakes Chemical Corp.................        576,125
  3,900 Pitney Bowes, Inc. .......................        271,050
  5,100 Union Carbide Corp. ......................        240,019
                                                     ------------
                                                        4,717,194
                                                     ------------


        COMMUNICATION--5.0%
 15,500 Airtouch Communications, Inc. ............        424,313
 13,100 Ameritech Corp. ..........................        889,981
 39,261 AT&T Co...................................      1,376,589
 16,200 BellSouth Corp. ..........................        751,275
 10,600 GTE Corp. ................................        465,075
  6,400 Harris Corp. .............................        537,600
  8,834 Lucent Technologies, Inc. ................        636,600
 11,900 Northern Telecom LTD......................      1,082,900
 14,600 NYNEX Corp................................        841,325
 14,137 SBC Communications, Inc. .................        874,727
 23,900 US West, Inc..............................        900,731
                                                     ------------
                                                        8,781,116
                                                     ------------
        CONGLOMERATES--1.0%
 11,100 Frontier Corp. ...........................        221,306
  2,200 ITT Corp. ................................        134,338
 13,800 Minnesota Mining & Manufacturing..........      1,407,600
                                                     ------------
                                                        1,763,244
                                                     ------------
        CONSTRUCTION--0.9%
 13,400 Home Depot, Inc. .........................        923,763
 14,900 Masco Corp. ..............................        622,075
                                                     ------------
                                                        1,545,838
                                                     ------------
        CONSUMER DURABLES--2.2%
  7,300 Black & Decker Corp.......................        271,469
 53,400 General Electric Co.......................      3,491,025
    800 Whirlpool Corp............................         43,650
                                                     ------------
                                                        3,806,144
                                                     ------------
        CONTAINERS--0.2%
  6,000 Bemis, Inc. ..............................        259,500
                                                     ------------
        DATA PROCESSING--2.6%
 16,100 Intel Corp. ..............................      2,283,181
 17,900 Microsoft Corp............................      2,262,113
    100 Oracle Sys Corp...........................          5,038
                                                     ------------
                                                        4,550,332
                                                     ------------
        DOMESTIC OIL--1.2%
  4,300 Amerada Hess Corp. .......................        238,919
  2,800 Amoco Corp. ..............................        243,425
  5,400 Atlantic Richfield Co.....................        380,700
  3,600 Halliburton Co. ..........................        285,300
    934 Santa Fe Energy, Inc.(c)..................         13,718
  3,601 Sun, Inc. ................................        111,631

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        DOMESTIC OIL--(CONTINUED)
  7,000 Tenneco, Inc.............................................   $    316,312
 15,600 Unocal Corp. ............................................        605,475
                                                                    ------------
                                                                       2,195,480
                                                                    ------------
        DRUGS & MEDICINE--6.3%
  8,800 Abbott Laboratories......................................        587,400
 10,600 American Home Products Corp. ............................        810,900
 12,800 Bausch & Lomb, Inc.......................................        603,200
 17,500 Baxter International, Inc. ..............................        914,375
  9,600 Becton Dickerson & Co....................................        486,000
 17,000 C. R. Bard, Inc..........................................        617,312
 12,600 Corning, Inc.............................................        700,875
 15,200 Eli Lilly & Co. .........................................      1,661,550
 11,200 Mallinckrodt, Inc........................................        425,600
 19,500 Merck & Co., Inc. .......................................      2,018,250
 10,400 Pfizer, Inc. ............................................      1,242,800
 21,600 Schering-Plough Corp. ...................................      1,034,100
                                                                    ------------
                                                                      11,102,362
                                                                    ------------
        ELECTRONICS--2.5%
 21,400 AMP, Inc.................................................        893,450
 18,800 Emerson Electric Co......................................      1,035,175
 20,000 Hewlett-Packard..........................................      1,120,000
 15,400 Raytheon Co. ............................................        785,400
  9,600 Tektronix, Inc. .........................................        576,000
                                                                    ------------
                                                                       4,410,025
                                                                    ------------
        ENERGY & UTILITIES--2.3%
 11,700 Consolidated Edison Co. .................................        344,419
 40,200 Edison International.....................................        999,975
 45,700 Pacific Gas & Electric Corp..............................      1,108,225
 10,700 Pepco Energy Co..........................................        224,700
  7,700 Public Service Enterprise Group..........................        192,500
  8,900 Texas Utilities Co.......................................        306,494
 38,500 Unicom Corp. ............................................        856,625
                                                                    ------------
                                                                       4,032,938
                                                                    ------------
        ENERGY RAW MATERIALS--0.8%
 27,200 Occidental Petroleum Corp. ..............................        681,700
                                                                    ------------
        ENTERTAINMENT--0.0%
  2,200 ITT Industry, Inc........................................         56,650
                                                                    ------------
        FINANCE--2.5%
 10,400 American Express Co......................................        774,800
 21,800 Federal Home Loan Mortgage Corp. ........................        749,375
 21,400 Federal National Mortgage Association....................        933,575
 14,508 Morgan Stanley/Dean Witter...............................        624,751
 25,100 Salomon, Inc.............................................      1,396,188
                                                                    ------------
                                                                       4,478,689
                                                                    ------------
        FOOD & AGRICULTURE--3.8%
 36,900 Coca Cola Co. ...........................................      2,490,750
 20,450 H. J. Heinz Co...........................................        943,256
 11,200 Kellogg Co. .............................................        959,000
 30,700 PepsiCo, Inc. ...........................................      1,153,169
 16,000 Sara Lee Corp. ..........................................        666,000
 15,200 Supervalu, Inc...........................................        524,400
                                                                    ------------
                                                                       6,736,575
                                                                    ------------
        GAS UTILITIES--0.3%
 14,200 Eastern Enterprises......................................        492,562
                                                                    ------------
        GOLD--0.1%
  8,900 Barrick Gold Corp........................................        195,800
                                                                    ------------
        INSURANCE--2.7%
 11,500 Aetna Life & Casualty Co. ...............................      1,177,312
 10,568 Allstate Corp. ..........................................        771,464
 14,400 American General Corp. ..................................        687,600
  6,468 American International Group, Inc. ......................        966,157
  2,700 Cigna Corp...............................................        479,250
  2,200 Hartford Financial Services Group........................        182,050
  4,600 Loews Corp. .............................................        460,575
                                                                    ------------
                                                                       4,724,408
                                                                    ------------
        INTERNATIONAL OIL--4.4%
 11,000 Chevron Corp.............................................        813,312
 38,400 Exxon Corp. .............................................      2,361,600
 15,600 Mobil Corp. .............................................      1,090,050
 39,200 Royal Dutch Petroleum Co. (ADR)(d).......................      2,131,500
 11,900 Texaco, Inc. ............................................      1,294,125
                                                                    ------------
                                                                       7,690,587
                                                                    ------------
        LEISURE--0.3%
 17,000 Brunswick Corp. .........................................        531,250
                                                                    ------------
        LIQUOR--0.4%
  6,600 Anheuser-Busch Companies, Inc. ..........................        276,787
 11,700 Seagram, Ltd. ...........................................        470,925
                                                                    ------------
                                                                         747,712
                                                                    ------------
        MEDIA--1.1%
  3,000 Gannett Company, Inc.....................................        296,250
 15,200 Tele-Communications, Inc. ...............................        226,100
 26,500 Time Warner, Inc. .......................................      1,278,625
  9,700 US West, Inc. ...........................................        196,425
                                                                    ------------
                                                                       1,997,400
                                                                    ------------
        MISCELLANEOUS--1.1%
  8,000 American Greetings Corp. ................................        297,000
 10,000 Cognizant Corp. .........................................        405,000

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        MISCELLANEOUS--(CONTINUED)
 10,900 EG & G, Inc..............................................   $    245,250
  8,500 Fortune Brands, Inc. ....................................        317,156
  8,500 Gallaher Group PLC.......................................        156,719
  4,400 Nacco Industries, Inc. ..................................        248,325
  7,926 Newmont Mining Corp......................................        309,114
                                                                    ------------
                                                                       1,978,564
                                                                    ------------
        NON-FERROUS METALS--0.0%
 14,000 Aluminum Company of America..............................      1,055,250
                                                                    ------------
        OFFICE EQUIPMENT--1.1%
 24,000 Xerox Corp. .............................................      1,893,000
                                                                    ------------
        OPTICAL PHOTO, EQUIPMENT--0.2%
  3,600 Eastman Kodak Co. .......................................        276,300
                                                                    ------------
        PAPER & FOREST PRODUCTS--1.1%
  3,300 Burlington Northern Santa Fe.............................        296,587
  3,600 Georgia-Pacific Corp. ...................................        307,350
 19,000 Kimberly-Clark Corp. ....................................        945,250
  8,400 Westvaco Corp. ..........................................        264,075
  4,050 Weyerhaeuser Co..........................................        210,600
                                                                    ------------
                                                                       2,023,862
                                                                    ------------
        POLLUTION CONTROL--0.2%
  9,500 Waste Management, Inc....................................        305,188
                                                                    ------------
        PRODUCER OF GOODS--0.3%
 21,200 Cincinnati Milacron, Inc. ...............................        549,875
  1,100 Deere & Co...............................................         60,363
                                                                    ------------
                                                                         610,238
                                                                    ------------
        PUBLISHING--0.3%
 12,000 Knight Ridder, Inc. .....................................        588,750
                                                                    ------------
        RAILROADS & SHIPPING--0.6%
  5,100 CSX Corp. ...............................................        283,050
  4,500 Norfolk Southern Corp....................................        453,375
  4,200 Union Pacific Corp. .....................................        296,100
  3,557 Union Pacific Resources Group............................         88,480
                                                                    ------------
                                                                       1,121,005
                                                                    ------------
        RESTAURANTS--0.3%
  9,200 McDonald's Corp. ........................................        444,475
                                                                    ------------
        RETAIL--3.5%
 19,000 Albertsons, Inc. ........................................        693,500
  5,000 J. C. Penney, Inc........................................        260,938
 38,900 Kmart Corp.(c)...........................................        476,525
 26,400 Mattel, Inc. ............................................        894,300
  7,800 May Department Stores Co. ...............................        368,550
 10,000 Mercantile Stores, Inc...................................        629,375
 11,600 Nike, Inc. ..............................................        677,150
 11,400 Sears Roebuck & Co. .....................................        612,750
  5,400 The Limited, Inc. .......................................        109,350
 44,900 Wal-Mart Stores, Inc.  ..................................      1,518,181
                                                                    ------------
                                                                       6,240,619
                                                                    ------------
        SOAPS & COSMETICS--4.1%
 17,000 Alberto Culver Co. ......................................        476,000
  3,900 Avon Products, Inc. .....................................        275,194
 26,920 Bristol-Myers Squibb Co. ................................      2,180,520
  1,900 Clorox Co. ..............................................        250,800
  9,000 Gillette Co..............................................        852,750
 26,100 Johnson & Johnson........................................      1,680,187
 10,300 Procter & Gamble Co. ....................................      1,454,875
                                                                    ------------
                                                                       7,170,326
                                                                    ------------
        STEEL--0.2%
  7,720 USX-US Steel Group.......................................        270,683
                                                                    ------------
        TOBACCO--1.0%
 40,800 Philip Morris Companies, Inc. ...........................      1,810,500
                                                                    ------------
        TRAVEL & RECREATION--0.6%
 13,235 Walt Disney Co. .........................................      1,062,109
                                                                    ------------
        Total Common Stocks
         (Identified Cost $74,776,354)...........................    122,850,920
                                                                    ------------


--------------------
BONDS & NOTES--29.4%
--------------------

    FACE
   AMOUNT
             CORPORATE BONDS--15.5%
 $ 2,000,000 Comcast Cellular Holding, Inc,
              9.500%, 5/01/07, 144A(e)...........................      2,010,000
   3,000,000 Comcast Corp.,
              10.625%, 7/15/12...................................      3,540,000
   3,000,000 Conseco Financial Trust III,
              8.796%, 4/01/27....................................      3,102,030
   1,000,000 Maxus Energy Corp.,
              9.375%, 11/01/03...................................      1,075,000
   4,525,000 News America Holdings, Inc.,
              10.125%, 10/15/12..................................      5,099,358
   3,750,000 Norfolk Southern Corp.,
              7.050%, 5/01/37....................................      3,804,113
     900,000 Owens Illinois, Inc.,
              8.100%, 5/15/07....................................        918,207
  10,000,000 Time Warner, Inc.,
              Zero Coupon, 12/17/12..............................      3,925,000
   2,000,000 Total Access Communication,
              8.375%, 11/04/06...................................      1,932,720

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
BONDS & NOTES--(CONTINUED)
--------------------------


    FACE
   AMOUNT                                                           VALUE (A)
             CORPORATE BONDS--(CONTINUED)
 $    30,000 Viacom, Inc.,
              8.000%, 7/07/06...................................   $     29,100
   2,000,000 Worldcom, Inc.,
              7.750%, 4/01/27...................................      2,045,060
                                                                   ------------
                                                                     27,480,588
                                                                   ------------
             FOREIGN--7.6%
   5,000,000 Government of Canada,
              Zero Coupon, 3/15/21(d)...........................        696,984
  11,500,000 Government of Canada,
              Zero Coupon, 12/01/20(d)..........................      1,633,875
   5,000,000 Government of Canada,
              8.000%, 6/01/23(d)................................      4,109,490
  30,000,000 Ontario Province,
              Zero Coupon, 09/08/23(d)..........................      3,334,661
   4,250,000 Quebec Province,
              Zero Coupon, 03/03/23(d)..........................        454,868
   3,600,000 Quebec Province,
              8.50%, 4/01/26(d).................................      2,991,419
                                                                   ------------
                                                                     13,221,297
                                                                   ------------
             YANKEE--5.8%
   3,250,000 Republic of Argentina,
              11.375%, 1/30/17..................................      3,656,250
   5,000,000 Republic of Panama,
              7.875%, 2/13/02, 144A(e)..........................      4,938,850
   1,500,000 United Mexican States,
              9.750%, 2/06/01...................................      1,586,250
                                                                   ------------
                                                                     10,181,350
                                                                   ------------
             U.S. GOVERNMENT BONDS--0.5%
     373,822 Government National Mortgage Association, 10.000%,
              9/15/18...........................................        410,879
     455,992 Government National Mortgage Association, 11.500%
              with various maturities to 2013...................        517,249
                                                                   ------------
                                                                        928,128
                                                                   ------------
             Total Bonds & Notes
              (Identified Cost $48,433,755).....................     51,811,363
                                                                   ------------


---------------------------
SHORT-TERM INVESTMENT--0.2%
---------------------------

   FACE
  AMOUNT                                                           VALUE (A)
 $356,000 Household Finance Corp.,
           6.080%, 7/01/97......................................   $    356,000
                                                                   ------------
          Total Short-Term Investment
           (Identified Cost $356,000)...........................        356,000
                                                                   ------------
          Total Investments--99.2%
           (Identified Cost $123,566,109)(b)....................    175,018,283
          Other assets less liabilities.........................      1,487,233
                                                                   ------------
          TOTAL NET ASSETS--100%................................   $176,505,516
                                                                   ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $123,566,109 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
           investments in which there is an excess of value
           over tax cost.......................................   $ 52,880,667
          Aggregate gross unrealized depreciation for all
           investments in which there is an excess of tax cost
           over value..........................................     (1,428,493)
                                                                  ------------
          Net unrealized appreciation..........................   $ 51,452,174
                                                                  ============

(c) Non-income producing security.
(d) Denominated in Canadian dollars.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)


ASSETS
 Investments at value..............................                 $175,018,283
 Cash..............................................                          907
 Receivable for:
  Fund shares sold.................................                      125,864
  Securities sold..................................                    2,480,026
  Dividends and interest...........................                    1,133,162
  Foreign taxes....................................                          632
                                                                    ------------
                                                                     178,758,874
LIABILITIES
 Payable for:
  Securities purchased.............................  $2,048,500
  Fund shares redeemed.............................      47,996
 Accrued expenses:
  Management fees..................................      72,099
  Deferred trustees' fees..........................      42,361
  Other expenses...................................      42,402
                                                     ----------
                                                                       2,253,358
                                                                    ------------
                                                                    $176,505,516
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in..................................                 $110,792,028
  Undistributed net investment income..............                    2,780,345
  Accumulated net realized gains...................                   11,480,706
  Unrealized appreciation on investments and foreign
   currency........................................                   51,452,437
                                                                    ------------
NET ASSETS.........................................                 $176,505,516
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($176,505,516 divided by 896,183 shares of
 beneficial interest)..............................                 $     196.95
                                                                    ============
Identified cost of investments.....................                 $123,566,109
                                                                    ============


-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends.........................................               $ 1,222,980(a)
 Interest..........................................                 2,035,297
                                                                  -----------
                                                                    3,258,277
EXPENSES
 Management fees...................................  $   414,226
 Trustees' fees and expenses.......................       19,367
 Custodian.........................................       41,400
 Audit and tax services............................        5,176
 Legal.............................................        9,340
 Printing..........................................       26,636
 Miscellaneous.....................................        1,816
                                                     -----------
  Total expenses...................................                   517,961
                                                                  -----------
NET INVESTMENT INCOME..............................                 2,740,316
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
 Realized gain (loss) on:
  Investments--net.................................   11,341,982
  Foreign currency transactions--net...............       (2,092)
                                                     -----------
  Total realized gain on investments and foreign
   currency transactions...........................   11,339,890
                                                     -----------
 Unrealized appreciation on:
  Investments--net.................................   10,238,831
  Foreign currency transactions--net...............        1,185
                                                     -----------
  Total unrealized appreciation on investments and
   foreign currency transactions...................   10,240,016
                                                     -----------
Net gain on investment transactions................                21,579,906
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........               $24,320,222
                                                                  ===========

(a) Net of foreign taxes of: $5,990

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $  5,527,070  $  2,740,316
 Net realized gain on investments and foreign
  currency transactions............................     9,531,773    11,339,890
 Unrealized appreciation on investments, and
  foreign currency transactions....................     6,443,761    10,240,016
                                                     ------------  ------------
 Increase in net assets from operations............    21,502,604    24,320,222
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................    (5,442,217)            0
 Net realized gain on investments..................    (9,837,965)            0
                                                     ------------  ------------
                                                      (15,280,182)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    20,225,126    10,804,763
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     5,442,217             0
 Distributions from net realized gain..............     9,837,965             0
                                                     ------------  ------------
                                                       35,505,308    10,804,763
 Cost of shares redeemed...........................   (28,375,038)  (19,507,897)
                                                     ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS.......................     7,130,270    (8,703,134)
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    13,352,692    15,617,088
NET ASSETS
 Beginning of the period...........................   147,535,736   160,888,428
                                                     ------------  ------------
 End of the period.................................  $160,888,428  $176,505,516
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $     45,930  $     40,029
                                                     ============  ============
 End of the period.................................  $     40,029  $  2,780,345
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       120,220        59,463
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        31,471             0
 Distributions from net realized gain..............        55,351             0
                                                     ------------  ------------
                                                          207,042        59,463
 Redeemed..........................................      (164,939)     (107,650)
                                                     ------------  ------------
 Net change........................................        42,103       (48,187)
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                                                           SIX MONTHS
                                    YEAR ENDED DECEMBER 31,                  ENDED
                          -----------------------------------------------   JUNE 30,
                           1992      1993      1994      1995      1996       1997
                          -------  --------  --------  --------  --------  ----------
Net Asset Value,
 Beginning of Period....  $127.87  $ 130.26  $ 137.18  $ 130.30  $ 163.52   $ 170.37
                          -------  --------  --------  --------  --------   --------
Income From Investment
 Operations
 Net Investment Income..     5.14      4.35      5.42      6.34      6.43       3.06
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........     3.45      9.58     (6.92)    34.33     18.21      23.52
                          -------  --------  --------  --------  --------   --------
 Total From Investment
  Operations............     8.59     13.93     (1.50)    40.67     24.64      26.58
                          -------  --------  --------  --------  --------   --------
Less Distributions
 Distributions From Net
  Investment Income.....    (5.13)    (4.36)    (5.38)    (6.34)    (6.34)      0.00
 Distributions in Excess
  of Net Investment
  Income................     0.00      0.00      0.00     (0.23)     0.00       0.00
 Distributions From Net
  Realized Capital
  Gains.................    (1.07)    (2.65)     0.00     (0.88)   (11.45)      0.00
                          -------  --------  --------  --------  --------   --------
 Total Distributions....    (6.20)    (7.01)    (5.38)    (7.45)   (17.79)      0.00
                          -------  --------  --------  --------  --------   --------
Net Asset Value, End of
 Period.................  $130.26  $ 137.18  $ 130.30  $ 163.52  $ 170.37   $ 196.95
                          =======  ========  ========  ========  ========   ========
TOTAL RETURN (%)........     6.70     10.65     (1.11)    31.26     15.01      15.60(a)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............     0.54      0.53      0.54      0.64      0.62       0.63(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     5.32      3.65      3.98      4.06      3.64       3.28(b)
Portfolio Turnover Rate
 (%)....................       36        22        76        51        72         66(b)
Average Commission Rate
 (c)....................       --        --        --        --  $ 0.0318   $ 0.0247
Net Assets, End of
 Period (000)...........  $77,575  $121,339  $121,877  $147,536  $160,888   $176,506

(a) Not computed on an annualized basis.
(b) Computed on an annualized basis.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES
PORTFOLIO MANAGERS: STEVEN GUTERMAN, PETER WILBY AND DAVID SCOTT SALOMON BROTHERS ASSET MANAGEMENT INC

[PICTURE APPEARS HERE]                     [PICTURE APPEARS HERE]

[PICTURE APPEARS HERE]

Q. HOW DID THE PORTFOLIO PERFORM DURING THE FIRST HALF OF 1997?

A. For the six month period ending June 30, 1997, the Series posted a 5.08% return versus 3.6% for the Lipper Variable Annuity General Bond Average.

Major government bond market yields ended the first half of the year at simi-lar levels to those prevailing at the beginning of 1997. However, this appar-ent calmness masks significant volatility in the interim period. The U.S. Treasury market experienced upward pressure on yields early in the year sup-ported by evidence of an exceptionally robust economy driven by above-trend consumer expenditures. The strength of activity prompted the Federal Reserve to hike its key Fed Funds target rate by 25 basis points to 5.50% in March. European bond markets continued to be dominated by the moves towards European Monetary Union. Despite a widespread perception that several European Adminis-trations would have to "fudge" their fiscal arithmetic in order to comply with the Maastricht Treaty criteria, yields spreads generally tightened within Eu-rope.

Q. HOW DID YOU MANAGE THE SERIES?

A. The Series' allocation to the high yield and emerging markets debt sectors had a positive affect on performance. High yield bonds continued to be star performers, spurred by the anticipated heavy issuance of Collateralized Bond Obligations (CBOs). CBOs are structured securities that pass through principal and interest payments from high yield bonds to investors via distinct tranches. The issuance of CBOs has increased the demand for high yield securi-ties and tightened yield spreads to Treasuries. The sector has been supported by strong credit quality and healthy corporate profitability. Similarly, yield spreads in the emerging markets debt sector have narrowed to record levels versus Treasuries. This has been led by 1) strong institutional demand, 2) positive fundamentals, and 3) large scale programs to retire secured Brady Bonds and issue unsecured Eurobonds. We expect to trim our allocation to this sector over the next six months based on current spread levels.

Q. WHAT IS YOUR INVESTMENT OUTLOOK FOR THE MONTHS AHEAD?

A. Our outlook for the global investment grade bond markets remains cautious. In the U.S., the underlying fundamentals for the consumer including high con-fidence levels, strong disposable income growth, and low unemployment support a snap-back in consumer activity over the balance of this year. This will likely prompt further Federal Reserve tightening. In Europe the debate over EMU will continue to dominate activity in the fixed income and currency mar-kets. Recent events, such as the Bundesbank dispute over reserve revaluation with the Kohl Administration, only serve to increase the uncertainty surround-ing the move towards monetary union.

We expect the global high yield markets to perform well supported by positive fundamentals and institutional investors seeking incremental yield.

   A $10,000 Investment Compared to the Lehman Brothers Aggregate Bond Index

Average Annual Return


                             Strategic          Lipper Variable General
                             Bond Opp.            Bond Fund Average/9/
          6 mos.*               5.08%                   3.64%
          1 year               13.87%                  10.09%
 Since Inception               13.89%                     n/a
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN STRATEGIC BOND OPPORTUNITIES SERIES COMPARED TO THE SAME IN THE LEHMAN AGGREGATE BOND INDEX PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                    Strategic Bond                  Lehman Aggregate
                     Opp. Series                         Bond/3/
10/31/94                10,000                           10,000
12/31/94                 9,860                           10,047
12/31/95                11,771                           11,902
12/31/96                13,461                           12,332
 6/30/97                14,145                           12,716


[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: A high level of total return consistent with the preservation of capital.

START DATE: October 31, 1994

SIZE: $54 million as of June 30, 1997

MANAGERS: Peter Wilby, Beth Semmel, Steven Guterman and David Scott have managed the Series since its inception in October of 1994. Mr. Wilby and Mr. Scott also have managed the Salomon Brothers Investment Series--Strategic Bond Fund since March 1995. Mr. Wilby has also managed the Salomon Brothers Investment Series-- High Yield Bond Fund since March 1995. They have also managed the North American Strategic Income Fund since March 1995.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
BONDS & NOTES--81.8% OF TOTAL NET ASSETS
----------------------------------------


    FACE
   AMOUNT                                                              VALUE (A)
            CORPORATE BONDS--43.9%
 $  125,000 Airplane Pass Thru Trust, 10.875%, 3/15/19.............  $   143,804
    150,000 Alvey Systems, Inc., 11.375%, 1/31/03..................      155,250
    400,000 Allied Waste Industries, Inc., 6/01/07(j)..............      248,000
    250,000 American Builders 10.625%, 5/15/07.....................      257,500
    150,000 American Media Operations 11.625%, 11/15/04............      163,500
    250,000 Atlantic Express Transportation Corp. 10.750%, 2/01/04.      260,937
    250,000 Bellwether Exploration Co. 10.875%, 4/01/07............      268,125
    200,000 Benton Oil & Gas Co. 11.625%, 5/01/03..................      219,500
    150,000 Berry Plastics 12.250%, 4/15/04........................      165,000
    150,000 Borg Warner Security Corp. 9.125% 5/01/03..............      150,000
    250,000 CFP Holdings, Inc. 11.625%, 1/15/04....................      259,688
    150,000 CSK Auto, Inc. 11.000%, 11/01/06.......................      156,750
    150,000 Cablevision Systems Corp. 10.500%, 5/15/16.............      166,125
    150,000 Carr Gottstein Foods Co. 12.000%, 11/15/05.............      167,063
    166,000 Central Transportation Rental Finance Corp.
             9.500%, 4/30/03.......................................      161,435
    150,000 Clark Schwebel, Inc.
             10.500%, 4/15/06......................................      160,125
    150,000 Cobb Theatres 10.625%, 3/01/03.........................      164,813
    250,000 Cole National Group, Inc. 9.875%, 12/31/06.............      263,750
    400,000 Coleman Escrow Corp. Zero Coupon, 5/15/01..............      253,000
    250,000 Collins & Aikman Floorcovering 10.000%, 1/15/07........      253,125
    250,000 Commonwealth Aluminum Corp. 10.750%, 10/1/06...........      264,375
    150,000 Cross Timbers Oil Co.
             9.250%, 4/01/07.......................................      153,375
    200,000 Crown Paper Co. 11.000%, 9/01/05.......................      201,500
    250,000 DVI, Inc. 9.875%, 2/01/04..............................      255,313
    250,000 Dawson Production Services, Inc. 9.375%, 2/01/07.......      256,250
    200,000 Dole Foods, Inc. 6.750%, 7/15/00.......................      200,262
    150,000 Dollar Financial Group, Inc. 10.875%, 11/15/06.........      160,875
    200,000 Envirosource, Inc. 9.750%, 6/15/03.....................      197,750
    100,000 Exide Electronics Group, Inc. 11.500%, 3/15/06(h)......      106,000
    200,000 Eye Care Centers of America, Inc. 12.000%, 10/01/03....      218,750
    100,000 Finlay Fine Jewelry Corp. 10.625%, 5/01/03.............      106,000
    250,000 Foamex L.P/Foamex Cap. Corp. 9.875%, 6/15/07...........      257,500
    250,000 Freedom Chemical Co. 10.625%, 10/15/06.................      258,125
    250,000 French Fragrances, Inc. 10.375%, 5/15/07...............      258,125
    150,000 Fresenius Medical Care Cap 9.000%, 12/01/06............      153,000
    400,000 Harnischfeger Industries, Inc. 6.875%, 2/15/27.........      396,092
    150,000 Harveys Casino Resorts 10.625%, 6/01/06................      160,500
    100,000 Herff Jones, Inc. 11.000%, 8/15/05.....................      108,500
    150,000 Hills Stores Co. 12.500%, 7/01/03......................      117,750
    150,000 Hines Horticulture 11.750%, 10/15/05...................      160,875
    150,000 Hollinger International
             9.250%, 2/01/06.......................................      153,750
    275,000 ICG Holdings, Inc. 13.500%, 9/15/05(j).................      200,750
    200,000 Imed Corp. 9.750%, 12/01/06............................      203,500
    250,000 Integrated Health Services, Inc. 9.500%, 9/15/07.......      258,125
    200,000 Intermedia Communications 12.500%, 5/15/06.............      140,000
    350,000 International Cabletel, Inc., 2/01/06(j)...............      242,375
    250,000 Intertek Financial PLC 10.250%, 11/01/06...............      259,375
    150,000 Iron Mountain, Inc. 10.125%, 10/01/06..................      160,500
    200,000 Jacor Communications Co. 9.750%, 12/15/06..............      211,500
    150,000 Jitney Jungle Stores 12.000%, 3/01/06..................      167,250
    250,000 Jordan Industries, Inc. 10.375%, 8/01/03...............      262,500
    150,000 KCS Energy, Inc. 11.000%, 1/15/03......................      163,500
    200,000 Lamar Advertising Co. 9.625%, 12/01/06.................      205,500
    250,000 Loomis Fargo & Co. 10.000%, 1/15/04....................      255,000
    350,000 Marcus Cable Co. 0/14.250%, 12/15/05(j)................      278,250
    150,000 Maxxim Medical, Inc. 10.500%, 8/01/06..................      162,750
    150,000 Mesa Operating Co.
             10.625%, 7/01/06......................................      171,000
  3,000,000 Mid State Trust 0/13.000%, 7/01/35(j)..................    3,016,875
    250,000 NL Industries, Inc., 10/15/05(j).......................      236,875
    200,000 National Energy Group, Inc. 10.750%, 11/01/06..........      207,500
    250,000 Norcal Waste Systems, Inc. 13.250%, 11/15/05...........      280,000
    400,000 Occidental Petroleum Corp. 9.250%, 8/01/19.............      466,236

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
BONDS & NOTES--(CONTINUED)
--------------------------


    FACE
   AMOUNT                                                             VALUE (A)
            CORPORATE BONDS--(CONTINUED)
 $  250,000 Packard Bioscience, Inc. 9.375%, 3/01/07..............   $   254,375
    450,000 Paine Webber Group, Inc. 7.000%, 3/01/00..............       453,074
    150,000 Parker Drilling Co. 9.750%, 11/15/06..................       156,750
    250,000 Pen Tab Industries, Inc. 10.875%, 2/01/07.............       256,250
    200,000 Pierce Leahy Corp. 11.125%, 7/15/06...................       220,000
    150,000 Printpack, Inc. 10.625%, 8/15/06......................       159,187
    250,000 Pueblo Xtra International 9.500%, 8/01/03.............       242,500
    200,000 Radnor Holdings Corp. 10.000%, 12/01/03...............       202,500
    150,000 Rayovac Corp. 10.250%, 11/01/06.......................       157,875
    150,000 Renco Metals, Inc. 11.500%, 7/01/03...................       160,500
    350,000 Revlon Worldwide Corp. Zero Coupon, 3/15/01...........       237,125
    250,000 Riddell Sports, Inc. 10.500%, 7/15/07.................       256,250
    150,000 Rogers Cablesystems, LTD 10.000%, 3/15/05.............       163,125
    200,000 Ryder Transportation, Inc. 10.000%, 12/01/06..........       206,000
    150,000 SFX Broadcasting, Inc. 10.750%, 5/15/06...............       164,250
    150,000 Selmer, Inc. 11.000%, 5/15/05.........................       164,250
    150,000 Shop Vac Corp. 10.625%, 9/01/03.......................       159,750
    125,000 Southdown, Inc. 10.000%, 3/01/06......................       136,562
    150,000 Specialty Equipment Companies, Inc. 11.375%, 12/01/03.       161,437
    250,000 Speedy Muffler King, Inc. 10.875%, 10/01/06...........       255,000
    250,000 Stone Container Corp. 12.250%, 4/01/02................       256,875
    150,000 Stroh Brewery Co. 11.100%, 7/01/06....................       156,562
    200,000 Sun International, Ltd. 9.000%, 3/15/07...............       204,000
    200,000 Synthetic Industries, Inc. 9.250%, 2/15/07............       204,500
    400,000 TFM SA DE CV, 6/15/09(j)..............................       230,500
    250,000 Talley Manufacturing & Technology, Inc. 10.750%,
             10/15/03.............................................       261,250
    250,000 Tekni Plex, Inc. 11.250%, 4/01/07.....................       271,250
    250,000 Texas Petrochemicals Corp. 11.125%, 7/01/06...........       269,375
    350,000 Transamerican Energy Corp., 6/15/02(j)................       252,000
    150,000 Trump Atlantic City Associates 11.250%, 5/01/06.......       147,000
    150,000 Twin Laboratories, Inc. 10.250%, 5/15/06..............       159,000
    350,000 U.S. West Capital Funding, Inc. 6.850%, 1/15/02.......       350,795
    250,000 United Refining Co. 10.750%, 6/15/07..................       252,500
    100,000 United States Leasing International
             8.450%, 1/25/05......................................       107,003
    150,000 Universal Outdoor, Inc. 9.750%, 10/15/06..............       155,625
    250,000 Urohealth Systems, Inc. 12.500%, 4/01/04..............       244,375
    250,000 William Scotsman, Inc.
             9.875%, 6/01/07......................................       252,500
    150,000 Wyndham Hotel Corp. 10.500%, 5/15/06..................       165,750
                                                                     -----------
                                                                      23,839,138
                                                                     -----------
            FOREIGN CORPORATE BONDS--4.2%
    150,000 Algoma Steel, Inc.,12.375%, 7/15/05...................       168,375
    250,000 Costilla Energy, Inc.
             10.250%, 10/01/06....................................       260,000
    250,000 Diamond Cable Communication 0/11.750%, 12/15/05(j)....       172,500
    250,000 Doane Products Co. 10.625%, 3/01/06...................       264,375
    250,000 Doman Industries, Ltd.
             8.750%, 3/15/04......................................       241,875
    300,000 International Semi Tech. 0/11.500%, 8/15/03(e)(j).....       183,000
    400,000 Korea Development Bank 9.600%, 12/01/00...............       434,152
    300,000 Midland Bank PLC 7.650%, 5/01/25......................       313,623
    250,000 Nextlink Communications, Ltd. 12.500%, 4/15/06........       266,250
                                                                     -----------
                                                                       2,304,150
                                                                     -----------
            FOREIGN GOVERNMENT BONDS--17.5%
     40,000 Commonwealth of Australia 10.000%, 10/15/07(c)........        36,553
    174,000 Federal Republic of Brazil 6.500%, 1/01/01............       171,716
  1,288,748 Federal Republic of Brazil 8.000%, 4/15/14(k).........     1,035,831
    250,000 Federal Republic of Brazil 5.250%, 4/15/24............       170,312
     50,000 Federal Republic of Brazil 10.125%, 5/15/27...........        48,125
     80,000 Federal Republic of Germany 8.250%, 9/20/01(f)........        52,524
    120,000 Federal Republic of Germany 6.000%, 7/04/07(f)........        70,343
    330,000 Government of Canada 7.500%, 9/01/00(d)...............       253,643
     60,000 Government of Canada 7.000%, 12/01/06(d)..............        45,577
    710,000 Kingdom of Denmark 8.000%, 3/15/06(e).................       120,338

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
BONDS & NOTES--(CONTINUED)
--------------------------


    FACE
   AMOUNT                                                            VALUE (A)
            FOREIGN GOVERNMENT BONDS--(CONTINUED)
 $1,300,000 Kingdom of Morocco 6.812%, 1/01/09...................   $ 1,187,063
  3,700,000 Republic of Argentina 5.250%, 3/31/23................     2,516,000
    500,000 Republic of Ecuador 3.500%, 2/28/25..................       235,938
    210,000 Republic of Ireland 6.250%, 4/01/99(g)...............       319,212
    500,000 Republic of Panama 3.500%, 7/17/14...................       386,250
    750,000 Republic of Venezuela 6.750%, 12/18/07...............       695,888
  1,100,000 Russian Ian, 6.812%, 6/30/2016.......................       840,813
    250,000 United Mexican States 6.250%, 12/31/19...............       191,875
    750,000 United Mexican States 6.250%, 12/31/19...............       575,625
    500,000 United Mexican States 11.500%, 5/15/26...............       570,625
                                                                    -----------
                                                                      9,524,251
                                                                    -----------
            U.S. GOVERNMENT BONDS--16.2%
    500,000 Federal Home Loan Bank 6.490%, 9/08/97...............       500,650
    257,920 Federal Home Loan Mortgage 10.000%, 5/15/20..........       277,280
    500,000 Federal National Mortgage Association 7.000%,
             1/01/99.............................................       489,840
    600,000 Federal National Mortgage Association 7.000%,
             1/01/99.............................................       587,808
     25,092 Federal National Mortgage Association 13.000%,
             11/15/15............................................        29,702
    500,000 Federal National Mortgage Association 7.000%,
             11/18/15............................................       503,828
    103,770 Federal National Mortgage Association 10.400%,
             4/25/19.............................................       110,699
  4,204,700 Federal National Mortgage Association 0.639%,
             3/17/20(j)..........................................       132,546
    144,879 Federal National Mortgage Association 7.000%,
             5/01/26.............................................       142,162
  8,591,000 Federal National Mortgage Association 0.569%,
             10/17/36(j).........................................       258,066
    750,000 Government National Mortgage Association
             7.000%, 11/15/99....................................       736,170
    180,000 United States Treasury Bonds 6.625%, 2/15/27.........       176,213
  2,000,000 United States Treasury Notes 5.750%, 12/31/98........     1,994,340
    730,000 United States Treasury Notes 6.250%, 5/31/99.........       732,154
  1,000,000 United States Treasury Notes 5.625%, 2/28/01.........       978,180
    250,000 United States Treasury Notes 6.500%, 8/31/01.........       251,233
    140,000 United States Treasury Notes 6.125%, 12/31/01........       138,622
    500,000 United States Treasury Notes 6.625%, 3/31/02.........       504,475
    210,000 United States Treasury Notes 3.375%, 1/15/07.........       205,012
     60,000 United States Treasury Notes 6.625%, 5/15/07.........        60,490
                                                                    -----------
                                                                      8,809,470
                                                                    -----------
            Total Bonds & Notes
             (Identified Cost $43,312,558).......................    44,477,009
                                                                    -----------

--------------
WARRANTS--0.0%
--------------

        100 Exide Electronics Group, Inc.........................         2,500
                                                                    -----------
            Total Warrants
             (Identified Cost $1,815)............................         2,500
                                                                    -----------

----------------------------
SHORT-TERM INVESTMENT--21.2%
----------------------------

 11,499,000 Repurchase agreement with UBS Securities dated
             6/30/97 at 5.875% to be repurchased at $11,500,877
             on 7/1/97 collateralized by $11,628,000. U. S.
             Treasury Note 5.625% due 10/31/97 with a value of
             $11,729,745.........................................    11,499,000
                                                                    -----------
            Total Short-Term Investments
             (Identified Cost $11,499,000).......................    11,499,000
                                                                    -----------
            Total Investments--103.0%
             (Identified Cost $54,813,373)(b)....................    55,978,509
            Other assets less liabilities(i).....................    (1,639,701)
                                                                    -----------
            TOTAL NET ASSETS--100%...............................   $54,338,808
                                                                    ===========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

---------------------------------------------
FORWARD CONTRACT OUTSTANDING AT JUNE 30, 1997
---------------------------------------------


                                   LOCAL   AGGREGATE               UNREALIZED
       CURRENCY         DELIVERY CURRENCY     FACE      TOTAL    APPRECIATION/
       CONTRACT           DATE    AMOUNT     VALUE      VALUE    (DEPRECIATION)
Australian Dollar
 (sold)                 07/16/97    38,546 $   29,913 $   29,137    $   776
Canadian Dollar (sold)  07/16/97 2,323,705  1,678,977  1,684,553     (5,576)
Canadian Dollar
 (bought)               07/16/97 1,995,503  1,436,647  1,446,625      9,978
Canadian Dollar (sold)  10/03/97    12,334      8,912      8,983        (71)
Deutsche Mark (bought)  10/06/97   119,064     69,628     68,753       (875)
Danish Krone (sold)     07/16/97 1,283,014    196,902    193,411      3,491
Danish Krone (bought)   07/16/97   549,587     84,959     82,864     (2,095)
French Franc (sold)     07/03/97 1,008,060    180,333    171,571      8,762
French Franc (bought)   07/03/97 1,013,562    174,466    172,507     (1,959)
Irish Pound (sold)      10/03/97   212,003    321,609    320,533      1,076
                                                                    -------
Total Appreciation on Forward Currency Contracts...............     $13,507
                                                                    =======

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of $54,813,373 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost..............  $1,340,505
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value..............    (175,369)
                                                                   ----------
   Net unrealized appreciation...................................  $1,165,136
                                                                   ==========

(c) Denominated in Australian Dollars.
(d) Denominated in Canadian Dollars.
(e) Denominated in Danish Krone.
(f) Denominated in German Marks.
(g) Denominated in Irish Pounds.
(h) Rights attached.
(i) Including deposits in foreign denominated currencies with a value of $2,845 and a cost of $2,912.
(j) Step Bond; Coupon rate is zero or below market for an initial period and then increased to a higher coupon rate at a specified date and rate.
(k) Payment-in-kind security for which all or part of the interest earned is paid by the issuance of additional bonds.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value...................................             $55,978,509
 Cash...................................................                 108,101
 Foreign cash at value..................................                   2,845
 Receivable for:
  Fund shares sold......................................                 232,510
  Securities sold.......................................               3,218,238
  Open forward currency contracts--net..................                  13,507
  Dividends and interest................................                 736,480
  Miscellaneous.........................................                     399
 Unamortized organization...............................                   4,699
                                                                     -----------
                                                                      60,295,288
LIABILITIES
 Payable for:
  Securities purchased..................................  $5,814,466
  Fund shares redeemed..................................      65,041
  Withholding taxes.....................................         258
 Accrued expenses:
  Management fees.......................................      55,256
  Deferred trustees' fees...............................       1,264
  Other expenses........................................      20,195
                                                          ----------
                                                                       5,956,480
                                                                     -----------
                                                                     $54,338,808
                                                                     ===========
NET ASSETS
 Net Assets consist of:
  Capital paid in.......................................             $51,216,568
  Undistributed net investment income...................               1,699,013
  Accumulated net realized gains........................                 244,816
  Unrealized appreciation on investments, forward
   contracts and foreign currency.......................               1,178,411
                                                                     -----------
NET ASSETS..............................................             $54,338,808
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($54,338,808 divided by 4,449,078 shares of beneficial
 interest)..............................................             $     12.21
                                                                     ===========
Identified cost of investments..........................             $54,813,373
                                                                     ===========


-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends..............................................             $      304(a)
 Interest...............................................              1,871,303
                                                                     ----------
                                                                      1,871,607
EXPENSES
 Management fees........................................    $145,939
 Trustees' fees and expenses............................       8,399
 Custodian..............................................      25,028
 Audit and tax services.................................       6,556
 Legal..................................................       9,340
 Printing...............................................       2,143
 Amortization of organization expenses..................         996
 Miscellaneous..........................................       1,817
                                                            --------
   Total expenses.......................................     200,218
   Less expenses assumed by the investment
    adviser.............................................      (9,373)   190,845
                                                            -------- ----------
NET INVESTMENT INCOME...................................              1,680,762
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FORWARD CURRENCY CONTRACTS AND
 FOREIGN CURRENCY TRANSACTIONS
 Realized gain (loss) on:
  Investments--net......................................     319,891
  Foreign currency transactions--net....................     (53,872)
                                                            --------
   Total realized gain on investments and foreign
    currency transactions...............................     266,019
                                                            --------
 Unrealized appreciation on:
  Investments--net......................................     362,910
  Foreign currency transactions--net....................      42,806
                                                            --------
   Total unrealized appreciation on investments and
    foreign currency transactions.......................     405,716
                                                            --------
Net gain on investment transactions.....................                671,735
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............             $2,352,497
                                                                     ==========

(a) Net of foreign taxes of: $258.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                     SIX MONTHS
                                                        YEAR ENDED      ENDED
                                                       DECEMBER 31,   JUNE 30,
                                                           1996         1997
                                                       ------------  -----------
FROM OPERATIONS
 Net investment income...............................  $ 1,559,506   $ 1,680,762
 Net realized gain on investments and foreign
  currency transactions..............................      587,758       266,019
 Unrealized appreciation on investments and foreign
  currency transactions..............................      619,201       405,716
                                                       -----------   -----------
 INCREASE IN NET ASSETS FROM OPERATIONS..............    2,766,465     2,352,497
                                                       -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...............................   (1,704,472)            0
 Net realized gain on investments....................     (518,385)            0
                                                       -----------   -----------
                                                        (2,222,857)            0
                                                       -----------   -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares........................   29,554,662    23,490,552
 Net asset value of shares issued in connection with
  the reinvestment of:
 Distributions from net investment income............    1,704,472             0
 Distributions from net realized gain................      518,385             0
                                                       -----------   -----------
                                                        31,777,519    23,490,552
 Cost of shares redeemed.............................   (5,997,600)   (7,311,892)
                                                       -----------   -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.......................................   25,779,919    16,178,660
                                                       -----------   -----------
 TOTAL INCREASE IN NET ASSETS........................   26,323,527    18,531,157
NET ASSETS
 Beginning of the period.............................    9,484,124    35,807,651
                                                       -----------   -----------
 End of the period...................................  $35,807,651   $54,338,808
                                                       ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period.............................  $    50,354   $    18,251
                                                       ===========   ===========
 End of the period...................................  $    18,251   $ 1,699,013
                                                       ===========   ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares......................    2,532,646     1,985,587
 Issued in connection with the reinvestment of:
 Distributions from net investment income............      144,891             0
 Distributions from net realized gain................       42,731             0
                                                       -----------   -----------
                                                         2,720,268     1,985,587
 Redeemed............................................     (513,384)     (617,870)
                                                       -----------   -----------
 Net change..........................................    2,206,884     1,367,717
                                                       ===========   ===========


--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                OCTOBER 31, 1994(A)                  SIX MONTHS
                                      THROUGH        YEAR    YEAR      ENDED
                                   DECEMBER 31,     ENDED    ENDED    JUNE 30,
                                       1994          1995    1996       1997
                                ------------------- ------  -------  ----------
Net Asset Value, Beginning of
 Period.......................        $10.00        $ 9.74  $ 10.85   $ 11.62
                                      ------        ------  -------   -------
Income From Investment
 Operations
 Net Investment Income........          0.12          0.58     0.51      0.38
 Net Realized and Unrealized
  Gain (Loss) on Investments..         (0.26)         1.30     1.05      0.21
                                      ------        ------  -------   -------
 Total From Investment
  Operations..................         (0.14)         1.88     1.56      0.59
                                      ------        ------  -------   -------
Less Distributions
 Distributions From Net
  Investment Income...........         (0.12)        (0.55)   (0.60)     0.00
 Distributions From Net
  Realized Capital Gains......          0.00         (0.22)   (0.19)     0.00
                                      ------        ------  -------   -------
 Total Distributions..........         (0.12)        (0.77)   (0.79)     0.00
                                      ------        ------  -------   -------
Net Asset Value, End of
 Period.......................        $ 9.74        $10.85  $ 11.62   $ 12.21
                                      ======        ======  =======   =======
TOTAL RETURN (%)..............         (1.40)(b)     19.38    14.36      5.08(b)
Ratio of Operating Expenses to
 Average Net Assets (%).......          0.85 (c)      0.85     0.85      0.85(c)
Ratio of Net Investment Income
 to Average Net Assets (%)....          7.05 (c)      8.39     7.79      7.43(c)
Portfolio Turnover Rate (%)...           403 (c)       202      176       239(c)
Net Assets, End of Period
 (000)........................        $3,450        $9,484  $35,808   $54,339
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense agreement
 described in Note 4 to the
 Financial Statements would
 have been (%)................          2.01 (c)      2.44     1.19      0.89(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

BACK BAY ADVISORS BOND INCOME SERIES
PORTFOLIO MANAGER: CATHERINE L. BUNTING
BACK BAY ADVISORS, L.P.

[PICTURE APPEARS HERE]

Q. WHAT WAS THE INVESTMENT BACKDROP FOR BACK BAY ADVISORS BOND INCOME SERIES DURING THE PERIOD?

A. Interest rates were relatively volatile on the heels of the Federal Re-serve's March hike in short-term interest rates, though fluctuations were gen-erally contained within a narrow range. Rising interest rates during the first quarter tended to push bond prices lower and yields higher, as reflected in the Series' total return of -0.24% for the first three months of this year. As interest rates stabilized during the second quarter, the Series more than made up for lost ground, finishing the six-month period ended June 30, 1997 with a positive total return of 3.90%. Select investments in corporate bonds also helped the Series' performance, which was significantly better than that of the 2.84% average total return of the Series' peer group of A-Rated Corporate Bond Funds, as measured by Lipper Analytical Services.

Q. HOW DID YOU STRUCTURE THE SERIES DURING THE PERIOD?

A. Corporate bonds encompassed 60% of the portfolio--and were the biggest con-tributor to the Series' performance. Strong economic conditions helped these bonds perform better than U.S. Government Securities. Among the portfolio's standout corporate issues were those whose credit ratings had been upgraded to what major ratings agencies, such as Standard & Poor's, consider investment-grade terrain--the four highest bond ratings categories. (Lower-quality bonds are limited to no more than 20% of the portfolio.) Improving fundamentals in certain industries and companies fostered credit upgrades in select holdings, subsequently translating into higher bond prices.

Utility bonds also contributed positively to the Series' performance. These bonds, which constituted about 14% of the portfolio at the end of the period, recently completed a round of consolidation, paving the way for credit-upgrade opportunities.

We also maintained holdings in Canadian dollar securities, whose prices rose as yields fell across the maturity spectrum. Thanks to Canada's low inflation rate, these bonds provided better inflation-adjusted returns than comparable U.S. Securities. Mortgage-backed securities and Treasury issues continued to make up the high-quality component of the Series. During the period, lower volatility levels enhanced their performance.

Q. WHERE DO YOU SEE OPPORTUNITY IN THE MONTHS AHEAD?

A. We continue to favor Yankee bonds (U.S. dollar-denominated bonds issued by foreign companies), which worked well for the Series during the period. The universe of Yankees continues to look promising, having expanded from primar-ily Canadian issues to a competitive market that now covers the globe. Yankee bonds represent an opportunity to participate in global bond markets without exposure to currency risk.

Other investments that remain attractive include the Series' cable/media hold-ings, given our expectations for credit upgrades in the cable industry. This industry continues to benefit from global consolidation.

Q. WHAT IS YOUR OUTLOOK FOR THE SERIES?

A. Slowing economic growth and well contained inflation levels will probably keep the Fed from raising interest rates--this translates into a stable envi-ronment for bonds, especially select corporate securities.

Going forward, we expect to increase emphasis on higher-grade securities. The yield gap between bonds at different credit levels has narrowed substantial-ly--so investors are not compensated for taking added credit risk. This means the Series can invest in better-quality securities, such as investment-grade corporate bonds and Treasury securities, without giving up much in yield.

 A $10,000 Investment Compared to the Lehman Brothers Intermediate Government
                  Corporate Bond Index and the Cost of Living

Average Annual Report


                                  Zenith           Lipper Variable A-Rate
                                Bond Income          Corp. Bond Fund Avg.
          6 mos.*                   3.90%                  2.84%
          1 year                   10.47%                  7.80%
         5 years                    8.56%                  7.04%
        10 years                    9.39%                  8.55%
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE BACK BAY BOND INCOME SERIES COMPARED TO THE SAME IN THE LEHMAN INTERMEDIATE GOV'T/CORP. INDEX AND THE COST OF LIVING, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                    Bond Income         Lehman Intermediate       Cost of
                      Series               Gov't/Corp./5/        Living/1/
 6/30/87              10,000                  10,000               10,000
12/31/87              10,198                  10,321               10,167
12/31/88              11,051                  11,009               10,617
12/31/89              12,410                  12,415               11,110
12/31/90              13,414                  13,551               11,789
12/31/91              15,822                  15,533               12,150
12/31/92              17,117                  16,647               12,502
12/31/93              19,275                  18,110               12,846
12/31/94              18,627                  17,761               13,189
12/31/95              22,575                  20,484               13,524
12/31/96              23,616                  21,313               13,974
 6/30/97              24,537                  21,916               14,106

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: A high level of current income consistent with the protection of capital and moderate investment risk.

START DATE: August 26, 1983

SIZE: $185 million as of June 30, 1997

MANAGER: Catherine Bunting has managed the Series since 1989 she has also acted as portfolio manager of New England Bond Income Fund since 1989. She joined Back Bay Advisors in April 1987.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
BONDS & NOTES--93.6% OF TOTAL NET ASSETS
----------------------------------------


    FACE
   AMOUNT                                                           VALUE (A)

             BROADCASTING--5.3%
 $ 2,050,000 Cablevision Industrial Corp.,
              9.250%, 4/01/08...................................   $  2,173,000
   4,520,000 Continental Cablevision, Inc.,
              11.000%, 6/01/07..................................      5,065,202
   2,300,000 Continental Cablevision, Inc.,
              9.500%, 8/01/13...................................      2,610,684
                                                                   ------------
                                                                      9,848,886
                                                                   ------------
             CONTAINERS--0.6%
   1,000,000 Owens Illinois, Inc., 8.100%, 5/15/07..............      1,020,230
                                                                   ------------
             ELECTRIC UTILITIES--3.8%
   5,800,000 Arizona Public Service Corp.,
              8.000%, 12/30/15..................................      6,007,814
   1,000,000 Ohio Edison Corp., 8.680%, 6/01/17.................      1,035,670
                                                                   ------------
                                                                      7,043,484
                                                                   ------------
             FEDERAL AGENCIES--8.6%
      34,536 Federal Home Loan Bank,
              9.000%, 5/01/01...................................         35,734
      13,395 Federal Home Loan Bank,
              9.000%, 9/01/01...................................         13,859
   7,482,108 Government National Mortgage Association, 7.000%
              with various maturities to 2025...................      7,353,491
   6,366,826 Government National Mortgage Association, 7.500%
              with various maturities to 2025...................      6,390,701
   1,849,881 Government National Mortgage Association, 8.5000%
              with various maturities to 2022...................      1,923,876
     221,350 Government National Mortgage Association, 9.000%,
              10/15/16..........................................        234,078
                                                                   ------------
                                                                     15,951,739
                                                                   ------------
             FINANCIAL--11.6%
   2,500,000 American General Financing,
              8.450%, 10/15/09..................................      2,779,650
   5,660,000 Associates Corporation of North America, 8.550%,
              7/15/09...........................................      6,310,051
   2,972,000 EIP Funding Corp.,
              10.250%, 10/01/12.................................      3,373,131
   3,000,000 Intermediate American Development Bank, 6.950%,
              8/01/26...........................................      3,082,560
   1,800,000 Pitney Bowes Credit Corp.,
              8.550%, 9/15/09...................................      2,026,080
   3,750,000 Toronto Dominion Bank,
              7.875%, 8/15/04...................................      3,803,138
                                                                   ------------
                                                                     21,374,610
                                                                   ------------
             FOREIGN--6.9%
   4,500,000 British Columbia Province Canada, 7.750%,
              6/16/03(c)........................................      3,534,632
   8,665,000 Government of Canada,
              8.000%, 6/01/23(c)................................      7,121,746
  15,000,000 Ontario Hydro,
              Zero Coupon, 11/27/20(c)..........................      1,987,762
   1,050,000 Ontario Hydro,
              Zero Coupon, 8/06/21(c)...........................        132,300
                                                                   ------------
                                                                     12,776,440
                                                                   ------------
             LEISURE--0.9%
   1,500,000 Time Warner, Inc., 9.150%, 2/01/23.................      1,651,350
                                                                   ------------
             OIL AND GAS--2.4%
   1,900,000 Gulf CDA Res. LTD., 8.350%, 8/01/06................      2,014,000
   2,250,000 Mitchell Energy & Development Corp., 9.250%,
              1/15/02...........................................      2,430,113
                                                                   ------------
                                                                      4,444,113
                                                                   ------------
             PAPER--0.5%
   1,000,000 Pope and Talbot, Inc.,
              8.375%, 6/01/13...................................        953,180
                                                                   ------------
             PUBLISHING--3.1%
   2,150,000 Golden Books Publishing, Inc.,
              7.650%, 9/15/02...................................      2,031,750
   1,500,000 News America Holdings, Inc.,
              7.750%, 2/01/24...................................      1,424,160
   2,300,000 News America Holdings, Inc.,
              8.250%, 8/10/18...................................      2,318,032
                                                                   ------------
                                                                      5,773,942
                                                                   ------------
             RAILROADS--1.1%
   2,000,000 Norfolk Southern Corp.,
              7.050%, 5/01/37...................................      2,028,860
                                                                   ------------
             TELECOMMUNICATIONS--10.7%
   3,300,000 AT&T Corp., 8.350%, 1/15/25........................      3,450,249
   3,000,000 Bellsouth Telecomm, Inc.,
              5.850%, 11/15/45..................................      2,962,020
   1,500,000 LCI International, Inc.,
              7.250%, 6/15/07...................................      1,485,750
   4,420,000 MFS Communications, Inc.,
              Zero Coupon, 1/15/06..............................      3,499,712

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
BONDS & NOTES--(CONTINUED)
--------------------------


    FACE
   AMOUNT                                                           VALUE (A)

             TELECOMMUNICATIONS--(CONTINUED)
 $ 1,500,000 Tele-Communications, Inc.,
              9.800%, 2/01/12...................................   $  1,711,485
   2,935,000 Tele-Communications, Inc.,
              9.250%, 1/15/22...................................      3,077,494
   1,000,000 Total Access Communication,
              8.375%, 11/04/06..................................        966,360
   2,500,000 Worldcom, Inc., 7.750%, 4/01/07....................      2,556,700
                                                                   ------------
                                                                     19,709,770
                                                                   ------------
             U.S. GOVERNMENT--18.2%
  10,000,000 U.S. Treasury Notes,
              5.750%, 8/15/03...................................      9,659,700
   1,500,000 U.S. Treasury Notes,
              6.375%, 7/15/99...................................      1,508,865
   2,500,000 U.S. Treasury Notes,
              6.500%, 8/15/05...................................      2,493,525
   6,500,000 U.S. Treasury Notes,
              6.875%, 7/30/99...................................      6,595,160
   3,500,000 U.S. Treasury Notes,
              8.000%, 5/15/01...................................      3,697,295
   9,000,000 U.S. Treasury Notes,
              8.500%, 11/15/00..................................      9,596,700
                                                                   ------------
                                                                     33,551,245
                                                                   ------------
             UTILITIES--(DIVERSIFIED)--8.7%
   2,000,000 Long Island Lighting Co.,
              9.000%, 11/01/22..................................      2,194,380
   4,400,000 Long Island Lighting Co.,
              8.200%, 3/15/23...................................      4,513,960
   4,250,000 New York State Electric & Gas Co., 8.875%,
              11/01/21..........................................      4,498,200
   5,000,000 Tennessee Valley Authority,
              6.125%, 7/15/03...................................      4,849,400
                                                                   ------------
                                                                     16,055,940
                                                                   ------------
             UTILITIES--(ELECTRIC)--1.6%
   1,700,000 Texas Utilities Electric Co.,
              8.875%, 2/01/22...................................      1,797,903
   1,100,000 Toledo Edison Co., 7.875%, 8/01/04.................      1,116,214
                                                                   ------------
                                                                      2,914,117
                                                                   ------------
             YANKEE--9.6%
     900,000 British Columbia Hydro & Power, 12.500%, 9/01/13...        994,302
   1,000,000 British Columbia Hydro & Power, 12.500%, 1/15/14...      1,125,530
   2,000,000 Hydro Quebec, 8.050%, 7/07/24......................      2,170,560
   2,500,000 Petroleos Mexicanos,
              9.000%, 6/01/07...................................      2,521,875
   4,400,000 Petroleos Mexicanos,
              8.625%, 12/01/23..................................      3,899,500
   1,000,000 Province of Quebec,
              8.625%, 12/01/26..................................      1,104,300
     750,000 Republic of Argentina,
              11.375%, 1/30/17..................................        843,750
   2,900,000 Republic of Columbia,
              8.660%, 10/07/16..................................      3,075,189
   2,000,000 Republic of Columbia,
              7.250%, 2/23/04...................................      1,945,040
                                                                   ------------
                                                                     17,680,046
                                                                   ------------
             Total Bonds and Notes
              (Identified Cost $171,634,263)....................    172,777,952
                                                                   ------------


----------------------------
SHORT-TERM INVESTMENTS--4.7%
----------------------------

             COMMERCIAL PAPER--4.7%
   2,680,000 American Express Credit Corp.,
              6.150%, 7/01/97...................................      2,680,000
   6,000,000 Household Finance Corp.,
              6.080%, 7/01/97...................................      6,000,000
                                                                   ------------
             Total Short-Term Investments
              (Identified Cost $8,680,000)......................      8,680,000
                                                                   ------------
             Total Investments--98.3%
              (Identified Cost $180,314,263)(b).................    181,457,952
             Other assets less liabilities......................      3,040,116
                                                                   ------------
             TOTAL NET ASSETS--100%.............................   $184,498,068
                                                                   ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $180,314,263 for federal income tax purposes was as follows:

             Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost....................................   $  2,899,898
             Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value..................................     (1,756,209)
                                                                  ------------
             Net unrealized appreciation.......................   $  1,143,689
                                                                  ============

(c) Denominated in Canadian dollars.
(d) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)


ASSETS
 Investments at value....................................           $181,457,952
 Cash....................................................                  2,075
 Receivable for:
  Fund shares sold.......................................                289,202
  Dividends and interest.................................              3,197,069
                                                                    ------------
                                                                     184,946,298
LIABILITIES
 Payable for:
  Fund shares redeemed...................................  $290,840
  Withholding taxes......................................     1,989
  Miscellaneous..........................................    27,647
 Accrued expenses:
  Management fees........................................    60,499
  Deferred trustees' fees................................    38,926
  Other expenses.........................................    28,329
                                                           --------
                                                                         448,230
                                                                    ------------
                                                                    $184,498,068
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in........................................           $176,077,594
  Undistributed net investment income....................              6,493,914
  Accumulated net realized gains.........................                782,754
  Unrealized appreciation on investments.................              1,143,806
                                                                    ------------
NET ASSETS...............................................           $184,498,068
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($184,498,068 divided by 1,681,122 shares of beneficial
 interest)...............................................           $     109.75
                                                                    ============
Identified cost of investments...........................           $180,314,263
                                                                    ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Interest................................................             $6,820,008(a)
EXPENSES
 Management fees.........................................  $358,529
 Trustees' fees and expenses.............................    15,577
 Custodian...............................................    43,301
 Audit and tax services..................................     4,831
 Legal...................................................     9,340
 Printing................................................    39,689
 Miscellaneous...........................................     1,821
                                                           --------
  Total expenses.........................................                473,088
                                                                      ----------
NET INVESTMENT INCOME....................................              6,346,920
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
 Realized gain (loss) on:
  Investments--net.......................................   442,126
  Foreign currency transactions--net.....................   (87,473)
                                                           --------
   Total realized gain on investments and foreign
    currency transactions................................   354,653
                                                           --------
 Unrealized appreciation on:
  Investments--net.......................................   259,160
  Foreign currency transactions--net.....................       297
                                                           --------
   Total unrealized appreciation on investments and
    foreign currency transactions........................   259,457
                                                           --------
Net gain on investment transactions......................                614,110
                                                                      ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS...............             $6,961,030
                                                                      ==========

(a) Net of foreign taxes of: $1,989.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $ 12,169,158  $  6,346,920
 Net realized gain on investments and foreign
  currency transactions............................     1,434,380       354,653
 Unrealized appreciation (depreciation) on
  investments, and foreign currency transactions...    (5,669,381)      259,457
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............     7,934,157     6,961,030
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................   (12,191,823)            0
 Net realized gain on investments..................      (496,515)            0
                                                     ------------  ------------
                                                      (12,688,338)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    53,162,089    23,818,271
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........    12,191,823             0
 Distributions from net realized gain..............       496,515             0
                                                     ------------  ------------
                                                       65,850,427    23,818,271
 Cost of shares redeemed...........................   (43,449,240)  (26,640,189)
                                                     ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS.......................    22,401,187    (2,821,918)
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    17,647,006     4,139,112
NET ASSETS
 Beginning of the period...........................   162,711,950   180,358,956
                                                     ------------  ------------
 End of the period.................................  $180,358,956  $184,498,068
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $     53,292  $    146,994
                                                     ============  ============
 End of the period.................................  $    146,994  $  6,493,914
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       491,882       222,770
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........       114,880             0
 Distributions from net realized gain..............         4,700             0
                                                     ------------  ------------
                                                          611,462       222,770
 Redeemed..........................................      (401,180)     (249,171)
                                                     ------------  ------------
 Net change........................................       210,282       (26,401)
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                                                           SIX MONTHS
                                    YEAR ENDED DECEMBER 31,                  ENDED
                          -----------------------------------------------   JUNE 30,
                           1992      1993      1994      1995      1996       1997
                          -------  --------  --------  --------  --------  ----------
Net Asset Value,
 Beginning of Period....  $103.44  $ 103.47  $ 106.14  $  95.53  $ 108.67   $ 105.63
                          -------  --------  --------  --------  --------   --------
Income From Investment
 Operations
 Net Investment Income..     7.96      5.70      7.05      7.34      7.72       3.78
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........     0.51      7.38    (10.61)    12.85     (2.70)      0.34
                          -------  --------  --------  --------  --------   --------
 Total From Investment
  Operations............     8.47     13.08     (3.56)    20.19      5.02       4.12
                          -------  --------  --------  --------  --------   --------
Less Distributions
 Distributions From Net
  Investment Income.....    (6.87)    (6.20)    (7.05)    (7.05)    (7.74)      0.00
 Distributions in Excess
  of Net Investment
  Income................     0.00     (0.05)     0.00      0.00      0.00       0.00
 Distributions From Net
  Realized Capital
  Gains.................    (1.57)    (4.16)     0.00      0.00     (0.32)      0.00
                          -------  --------  --------  --------  --------   --------
 Total Distributions....    (8.44)   (10.41)    (7.05)    (7.05)    (8.06)      0.00
                          -------  --------  --------  --------  --------   --------
Net Asset Value, End of
 Period.................  $103.47  $ 106.14  $  95.53  $ 108.67  $ 105.63   $ 109.75
                          =======  ========  ========  ========  ========   ========
TOTAL RETURN (%)........     8.18     12.61     (3.36)    21.20      4.61       3.90(a)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............     0.44      0.43      0.44      0.55      0.52       0.53(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     7.70      6.47      6.75      7.22      7.22       7.00(b)
Portfolio Turnover Rate
 (%)....................       71       177        82        73        98         42(b)
Net Assets, End of
 Period (000)...........  $83,057  $131,242  $126,234  $162,712  $180,359   $184,498

(a) Not computed on an annualized basis.
(b) Computed on an annualized basis.
As of January 1, 1993, the Bond Income Series discontinued the use of equalization accounting.

                See accompanying notes to financial statements.

SALOMON BROTHERS U.S. GOVERNMENT SERIES
PORTFOLIO MANAGERS: STEVEN GUTERMAN AND ROGER LAVAN SALOMON BROTHERS ASSET MANAGEMENT INC

[PICTURE APPEARS HERE]              [PICTURE APPEARS HERE]

Q. HOW DID THE PORTFOLIO PERFORM DURING THE FIRST HALF OF 1997?

A. For the six months of 1997, the Series posted a 3.05% return outperforming the 2.76% return of the Lehman Intermediate Government index.

The first half of 1997 was a turbulent period for the U.S. financial markets. Economic growth surged in the first quarter, forcing the Federal Reserve to raise the Federal funds target rate 25 basis points to 5.5% in March. The move marked the first tightening in monetary policy in more than two years. In the second quarter, with the economy showing almost no signs of inflation, and the Federal Reserve remaining on the sidelines, interest rates fell 30-40 basis points across the yield curve. Although, most believe the Federal Reserve is content for now, many market participants speculate that wage pressures will boost inflation and the chances for a Federal Reserve tightening later this year.

Q. HOW DID YOU MANAGE THE SERIES?

A. For the six month period ending June 30, 1997 the Series continued to over-weight mortgage backed securities and underweight Treasuries. Over the period, mortgage backed securities outperformed Treasuries supported by the threat of higher rates. The Series' interest rate sensitivity was reduced from 4.0 years to 3.2 years. We remained defensive believing that the US economy was not weakening, but pausing. First half GDP growth is likely to be close to 4%.

Q. WHAT IS YOUR INVESTMENT OUTLOOK FOR THE MONTHS AHEAD?

A. Our outlook for the US fixed income markets remains cautious. The under-lying fundamentals for the consumer; high confidence levels, strong disposable income growth, and low unemployment, remain very supportive, suggesting a snap-back in consumer activity over the balance of this year. This will likely prompt further Federal Reserve tightening.

      A $10,000 Investment Compared to Lehman Intermediate Gov't. Index

Average Annual Return


                      US Gov't            Lipper Variable US Mortgage
                       Series                  and GNMA Average/18/
          6 mos.*        3.05%                     3.18%
          1 year         7.63%                     7.95%
 Since Inception         8.14%                       n/a
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE U.S. GOV'T SERIES COMPARED TO THE SAME IN THE LEHMAN INTERMEDIATE INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                             Salomon US Gov't         Lehman Intermediate
10/31/94                           10,000                 10,000
12/31/94                           10,060                  9,989
12/31/95                           11,571                 11,430
12/31/96                           11,955                 11,912
 6/30/97                           12,319                 12,241

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: A high level of current income consistent with the preservation of capital and maintenance of liquidity.

START DATE: October 31, 1994

SIZE: $16 million as of June 30, 1997

MANAGERS: Steven Guterman and Roger Lavan have managed the Series since its inception in 1994. Mr. Guterman and Mr. Lavan have also managed the Salomon Brothers Investment Series--U.S. Government Income Fund since March 1995 and the North American U.S. Government Securities Fund since January 1992. They both joined Salomon Brothers Asset Management Inc in 1990.

Performance numbers are net of all Series expenses but do not include any in-surance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS U.S. GOVERNMENT SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
BONDS & NOTES--83.1% OF TOTAL NET ASSETS
----------------------------------------


    FACE
   AMOUNT                                                             VALUE (A)
            FEDERAL AGENCY--81.8%
 $  250,000 Federal Home Loan Banks 6.490%, 9/08/97...............   $   250,325
    300,000 Federal Home Loan Banks 5.940%, 6/13/00...............       296,883
    301,288 Federal Home Loan Mortgage 7.500%, 5/01/07............       304,301
     21,089 Federal Home Loan Mortgage 6.000%, 10/01/10...........        20,357
    389,295 Federal Home Loan Mortgage 7.000%, 7/01/11............       389,175
     68,860 Federal Home Loan Mortgage 11.750%, 1/01/12...........        77,791
    431,898 Federal Home Loan Mortgage 8.250%, 4/01/17............       450,556
     59,288 Federal Home Loan Mortgage 6.500%, 5/01/26............        56,860
     62,140 Federal Home Loan Mortgage 6.500%, 6/01/26............        59,596
    882,852 Federal Home Loan Mortgage 6.500%, 7/01/26............       846,708
    600,000 Federal National Mortgage Association 7.148%,
             10/17/09.............................................       605,555
     18,474 Federal National Mortgage Association 12.500%, 8/01/15
             .....................................................        21,626
     82,445 Federal National Mortgage Association
             13.000%, 11/15/15....................................        97,594
     33,221 Federal National Mortgage Association 14.500%,
             11/01/14.............................................        41,070
     83,888 Federal National Mortgage Association 12.500%,
             9/01/15..............................................        98,568
    719,164 Federal National Mortgage Association 12.000%,
             10/01/15.............................................       821,199
     43,580 Federal National Mortgage Association 12.000%,
             1/01/16..............................................        50,498
    422,467 Federal National Mortgage Association 12.500%,
             1/01/16..............................................       495,607
     28,443 Federal National Mortgage Association 11.500%,
             9/01/19..............................................        32,425
    635,929 Federal National Mortgage Association 11.000%,
             9/01/20..............................................       709,747
    429,923 Federal National Mortgage Association 6.500%, 3/01/26.       411,518
  1,830,000 Federal National Mortgage Association
             TBA 6.500%, 1/01/2099................................     1,793,400
  1,250,000 Federal National Mortgage Association
             TBA 7.000%, 12/01/2099...............................     1,224,600
  1,550,000 Federal National Mortgage Association
             Pool TBA 7.500%, 1/01/2099...........................     1,553,379
    281,978 Government National Mortgage Association TBA 9.000%,
             12/15/16.............................................       299,881
  1,500,000 Government National Mortgage Association TBA 7.000%,
             12/15/2099...........................................     1,472,340
    300,000 Student Loan Marketing Association 7.500%, 3/08/00....       308,727
                                                                     -----------
                                                                      12,790,286
                                                                     -----------
            U.S. TREASURY--1.3%
    200,000 U.S. Treasury Notes 6.500%, 5/31/01...................       201,146
                                                                     -----------
            Total Bonds & Notes
             (Identified Cost $12,971,623)........................    12,991,432
                                                                     -----------

-----------------------------
SHORT-TERM INVESTMENTS--55.0%
-----------------------------

  1,000,000 Federal Farm Credit, Discount Note, 5.380%, 7/01/97...     1,000,000
  2,000,000 Federal Farm Credit, Discount Note, 5.400%, 7/11/97...     1,997,000
  2,000,000 Student Loan Marketing, Discount Note, 5.380%,
             7/31/97..............................................     1,991,033
  1,808,000 Repurchase agreement with J.P. Morgan Securities dated 6/30/97 at 5.950% to be repurchased at
             $1,808,299 on 7/1/97. Collaterized by $1,823,000
             U.S. Treasury Note 7.375% due 11/15/97 with a value
             of $1,850,345........................................     1,808,000
  1,808,000 Repurchase agreement with UBS Securities dated
             6/30/97 at 5.875% to be repurchased at $1,808,295
             on 7/1/97. Collaterized by $1,229,000 U.S. Treasury
             Bond 11.250% due 2/15/15 with a value of
             $1,845,036...........................................     1,808,000
                                                                     -----------
            Total Short-Term Investments
             (Identified Cost $8,604,033).........................     8,604,033
                                                                     -----------
            Total Investments--138.1%
             (Identified Cost $21,575,656)(b).....................    21,595,465
            Liabilities...........................................    (5,953,747)
                                                                     -----------
            TOTAL NET ASSETS--100%................................   $15,641,718
                                                                     ===========

(a) See Note 1a.
(b) Federal Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of $21,575,656 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost......................................   $    55,704
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value.........................................       (35,895)
                                                                   -----------
            Net unrealized appreciation.........................   $    19,809
                                                                   ===========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS U.S. GOVERNMENT SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value..................................             $21,595,465
 Cash..................................................                     233
 Receivable for:
  Fund shares sold.....................................                  92,113
  Securities sold......................................                 512,538
  Dividends and interest...............................                  76,861
  Due from advisor.....................................                   6,102
 Unamortized organization..............................                   4,699
                                                                    -----------
                                                                     22,288,011
LIABILITIES
 Payable for:
  Securities purchased.................................  $6,544,332
  Fund shares redeemed.................................      68,929
 Accrued expenses:
  Management fees......................................       3,240
  Deferred trustees' fees..............................       1,195
  Other expenses.......................................      28,597
                                                         ----------
                                                                      6,646,293
                                                                    -----------
                                                                    $15,641,718
                                                                    ===========
NET ASSETS
 Net Assets consist of:
  Capital paid in......................................             $15,177,499
  Undistributed net investment income..................                 509,743
  Accumulated net realized losses......................                 (65,333)
  Unrealized appreciation on investments...............                  19,809
                                                                    -----------
NET ASSETS.............................................             $15,641,718
                                                                    ===========
Computation of offering price:
Net asset value and redemption price per share
 ($15,641,718 divided by 1,401,348 shares of beneficial
 interest).............................................             $     11.16
                                                                    ===========
Identified cost of investments.........................             $21,575,656
                                                                    ===========

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends.............................................                $473,184(a)
 Interest..............................................                  82,677
                                                                       --------
                                                                        555,861
EXPENSES
 Management fees.......................................    $ 41,558
 Trustees' fees and expenses...........................       8,158
 Custodian.............................................       8,202
 Audit and tax services................................       6,211
 Legal.................................................       9,340
 Printing..............................................         820
 Amortization of organization expenses.................         996
 Miscellaneous.........................................       1,821
                                                           --------
   Total expenses......................................      77,106
   Less expenses assumed by the
    investment adviser.................................     (24,212)     52,894
                                                           --------    --------
NET INVESTMENT INCOME..................................                 502,967
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Realized loss on:
  Investments--net.....................................                 (85,947)
 Unrealized appreciation on:
  Investments--net.....................................                  40,345
                                                                       --------
Net loss on investment transactions....................                 (45,602)
                                                                       --------
NET INCREASE IN NET ASSETS FROM
 OPERATIONS............................................                $457,365
                                                                       ========

(a) Net of foreign taxes of:

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS U.S. GOVERNMENT SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                     SIX MONTHS
                                                        YEAR ENDED      ENDED
                                                       DECEMBER 31,   JUNE 30,
                                                           1996         1997
                                                       ------------  -----------
FROM OPERATIONS
 Net investment income...............................  $   664,231   $   502,967
 Net realized gain (loss) on investments and foreign
  currency transactions..............................        1,275       (85,947)
 Unrealized appreciation (depreciation) on
  investments, and foreign currency transactions.....     (214,900)       40,345
                                                       -----------   -----------
 INCREASE IN NET ASSETS FROM OPERATIONS..............      450,606       457,365
                                                       -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...............................     (639,626)            0
 Net realized gain on investments....................      (16,259)            0
                                                       -----------   -----------
                                                          (655,885)            0
                                                       -----------   -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares........................    9,363,646     5,683,610
 Net asset value of shares issued in connection with
  the reinvestment of:
 Distributions from net investment income............      639,626             0
 Distributions from net realized gain................       16,259             0
                                                       -----------   -----------
                                                        10,019,531     5,683,610
 Cost of shares redeemed.............................   (4,145,624)   (3,709,921)
                                                       -----------   -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.......................................    5,873,907     1,973,689
                                                       -----------   -----------
 TOTAL INCREASE IN NET ASSETS........................    5,668,628     2,431,054
NET ASSETS
 Beginning of the period.............................    7,542,036    13,210,664
                                                       -----------   -----------
 End of the period...................................  $13,210,664   $15,641,718
                                                       ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period.............................  $       735   $     6,776
                                                       ===========   ===========
 End of the period...................................  $     6,776   $   509,743
                                                       ===========   ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares......................      852,094       520,825
 Issued in connection with the reinvestment of:
 Distributions from net investment income............       58,698             0
 Distributions from paid in capital..................            0             0
 Distributions from net realized gain................            0             0
                                                       -----------   -----------
                                                           910,792       520,825
 Redeemed............................................     (374,295)     (339,436)
                                                       -----------   -----------
 Net change..........................................      536,497       181,389
                                                       ===========   ===========

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                OCTOBER 31, 1994(A)                  SIX MONTHS
                                      THROUGH        YEAR    YEAR      ENDED
                                   DECEMBER 31,     ENDED    ENDED    JUNE 30,
                                       1994          1995    1996       1997
                                ------------------- ------  -------  ----------
Net Asset Value, Beginning of
 Period.......................        $10.00        $ 9.96  $ 11.04   $ 10.83
                                      ------        ------  -------   -------
Income From Investment
 Operations
 Net Investment Income........          0.10          0.33     0.58      0.36
 Net Realized and Unrealized
  Gain (Loss) on Investments..         (0.04)         1.16    (0.21)    (0.03)
                                      ------        ------  -------   -------
 Total From Investment
  Operations..................          0.06          1.49     0.37      0.33
                                      ------        ------  -------   -------
Less Distributions
 Distributions From Net
  Investment Income...........         (0.10)        (0.33)   (0.56)     0.00
 Distributions From Net
  Realized Capital Gains......          0.00         (0.08)   (0.02)     0.00
                                      ------        ------  -------   -------
 Total Distributions..........         (0.10)        (0.41)   (0.58)     0.00
                                      ------        ------  -------   -------
Net Asset Value, End of
 Period.......................        $ 9.96        $11.04  $ 10.83   $ 11.16
                                      ======        ======  =======   =======
TOTAL RETURN (%)..............          0.60(b)      15.02     3.31      3.05(b)
Ratio of Operating Expenses to
 Average Net Assets (%).......          0.70(c)       0.70     0.70      0.70(c)
Ratio of Net Investment Income
 to Average Net Assets (%)....          5.70(c)       5.62     6.13      6.62(c)
Portfolio Turnover Rate (%)...         1,409(c)        415      388       578(c)
Net Assets, End of Period
 (000)........................        $2,012        $7,542  $13,211   $15,642
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense agreement
 described in Note 4 to the
 Financial Statements would
 have been (%)................          2.54(c)       2.90     1.37      1.02(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

BACK BAY ADVISORS MONEY MARKET SERIES
PORTFOLIO MANAGER: JOHN MALONEY BACK BAY ADVISORS, L.P.

[PICTURE APPEARS HERE]

Q. HOW DID BACK BAY ADVISORS MONEY MARKET SERIES PERFORM OVER THE LAST SIX
MONTHS?

A. Back Bay Advisors Money Market Series performed as it is intended, provid-ing shareholders with a high degree of safety and liquidity. The Series main-tained a constant share price of $100.00* and generated competitive money mar-ket returns. For the six months ended June 30, 1997, the Money Market Series produced a return of 2.55%. The seven-day effective yield on June 30 was 5.43%.

Q. WHAT WAS THE ENVIRONMENT LIKE FOR THE SERIES?

A. Short-term interest rates--the chief influence on money market perfor-mance--ended the period largely unchanged from one year ago, although they fluctuated significantly during the period. Throughout the past year, invest-ors were concerned that stronger-than-expected economic growth would stimulate inflation. As a preemptive strike against inflation, the Federal Reserve Board raised the benchmark federal funds rate--the rate at which banks lend to each other overnight--by one quarter percentage point to 5.5% in March 1997. De-spite these concerns, inflation has remained well-contained, and with the economy slowing from its frantic first quarter pace, investors have become less concerned about the prospect of rising prices.

Q. WHAT STRATEGIES DID YOU USE IN MANAGING THE SERIES?

A. We managed the Series' average maturity and targeted attractive relative value among money market instruments. We sought to shorten the average matu-rity when interest rates were rising and lengthen when we thought rates would decline. A shorter average maturity enables the portfolio to benefit faster from the higher rate environment. A longer average maturity helps preserve the Series' yield for an extended period of time. As of June 30, 1997, the Series' average maturity stood at 43 days; we were investing primarily in instruments with two- to four-month maturities.

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?

A. We expect investors' expectations of economic activity and its effect on inflation will continue to guide the direction of short-term rates. While eco-nomic growth appears to have slowed considerably in the second quarter, we are anticipating a rebound later this year. We think the magnitude of that rebound will be key to any changes in short-term rates.


[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: The highest possible level of current income consistent with the preservation of capital.

START DATE: August 1, 1983

SIZE: $120 million as of June 30, 1997

MANAGER: John Maloney has served as portfolio manager since 1996. Mr. Maloney also manages the New England Tax Exempt Money Market Fund.

* Past performance does not guarantee future results. Money market funds are neither insured nor guaranteed by the U.S. government. These Series seek but cannot assure a stable share price of $100.00.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

---------------------------------------
INVESTMENTS--100.0% OF TOTAL NET ASSETS
---------------------------------------


    FACE                                         INTEREST MATURITY
   VALUE    DESCRIPTION                            RATE     DATE    VALUE (A)
            BANK NOTE--2.5%
 $3,000,000 Morgan Guarantee Trust New York...    6.150%  02/19/98 $  2,998,982
                                                                   ------------
            Total Bank Note (Cost $2,998,982).                        2,998,982
                                                                   ------------
            CERTIFICATES OF DEPOSIT--11.3%
  1,000,000 Mitsubishi Bank, Ltd. ............    5.810%  07/07/97    1,000,000
  2,000,000 Sanwa Bank, Ltd. .................    5.680%  07/10/97    2,000,005
  2,000,000 Dai Ichi Kangyo Bank..............    5.850%  07/18/97    2,000,122
  2,000,000 Morgan Guaranty Trust Co. ........    5.900%  09/30/97    2,000,921
  3,000,000 Societe Generale..................    5.740%  10/07/97    2,997,374
  1,500,000 Deutsche Bank AG..................    5.690%  10/28/97    1,498,007
  2,000,000 Deutsche Bank Finance, Inc. ......    5.690%  10/28/97    2,001,010
                                                                   ------------
            Total Certificates of Deposit
             (Cost $13,497,439)...............                       13,497,439
                                                                   ------------
            CERTIFICATES OF DEPOSIT--EURO
             DOLLAR--7.5%
  3,000,000 Sanwa Bank........................    5.730%  07/31/97    3,000,024
  4,000,000 Mitsubishi........................    5.700%  08/20/97    4,000,055
  2,000,000 Canadian Imperial Bank............    5.710%  09/24/97    1,999,284
                                                                   ------------
            Total Certificate of Deposit--Euro
             Dollar (Cost $8,999,363).........                        8,999,363
                                                                   ------------
            COMMERCIAL PAPER--78.7%
            AUTOMOTIVE--12.1%
  1,600,000 General Motors Acceptance Corp. ..    5.600%  07/02/97    1,599,751
  2,500,000 Ford Motor Credit Corp. ..........    5.520%  07/08/97    2,497,317
  2,000,000 American Honda Finance............    5.420%  07/21/97    1,993,978
  1,000,000 American Honda Finance............    5.420%  07/22/97      996,838
  2,365,000 General Motors Acceptance Corp. ..    5.660%  07/23/97    2,356,820
  2,000,000 American Honda Finance............    5.620%  07/24/97    1,992,819
  1,050,000 General Motors Acceptance Corp. ..    5.690%  08/22/97    1,041,370
  2,000,000 Ford Motor Credit Corp. ..........    5.570%  10/09/97    1,969,055
                                                                   ------------
                                                                     14,447,948
                                                                   ------------
            BANKING--13.7%
  2,915,000 Bank of Montreal..................    5.370%  07/03/97    2,914,130
  1,950,000 Societe General Canada............    5.640%  07/07/97    1,948,167
  4,150,000 Bankers Trust Corp. ..............    5.410%  07/17/97    4,140,022
  2,000,000 Svenska Handelsbanken, Inc. ......    5.680%  07/25/97    1,992,427
  1,125,000 Commerzbank U.S. Finance..........    5.300%  08/01/97    1,119,866
    595,000 Svenska Handelsbanken, Inc. ......    5.650%  08/01/97      592,105
    500,000 Banque National de Paris..........    5.400%  08/20/97      496,250
  2,315,000 Banque National de Paris..........    5.650%  12/10/97    2,256,141
  1,000,000 Banque National de Paris..........    5.650%  12/10/97      974,575
                                                                   ------------
                                                                     16,433,683
                                                                   ------------
            DRUGS--2.4%
  1,000,000 American Home Products Corp. .....    5.650%  08/08/97      994,036
  1,855,000 American Home Products Corp. .....    5.560%  08/21/97    1,840,389
                                                                   ------------
                                                                      2,834,425
                                                                   ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

------------------------
INVESTMENTS--(CONTINUED)
------------------------


    FACE                                          INTEREST MATURITY
   VALUE    DESCRIPTION                             RATE     DATE    VALUE (A)
            FINANCE--17.9%
 $1,500,000 General Electric Capital Corp. ....    5.360%  07/07/97 $  1,498,660
    425,000 CIT Group Holdings, Inc. ..........    5.520%  07/14/97      424,153
  2,285,000 American Express Credit Corp. .....    5.530%  07/24/97    2,276,927
  1,000,000 Heller Financial, Inc. ............    5.680%  07/24/97      996,371
  1,300,000 Heller Financial, Inc. ............    5.600%  07/28/97    1,294,540
    500,000 Heller Financial, Inc. ............    5.620%  07/31/97      497,658
  1,120,000 General Electric Capital Corp. ....    5.550%  08/12/97    1,112,748
  1,465,000 Avco Financial Services, Inc. .....    5.620%  08/13/97    1,455,166
  1,260,000 American General Corp. ............    5.550%  08/18/97    1,250,676
  2,145,000 CIT Group Holdings, Inc. ..........    5.550%  08/19/97    2,128,796
  3,000,000 Household Finance Corp. ...........    5.570%  08/26/97    2,974,007
  2,200,000 Heller Financial, Inc. ............    5.610%  08/28/97    2,180,116
  1,900,000 Avco Financial Services, Inc. .....    5.600%  09/03/97    1,881,084
  1,500,000 Avco Financial Services, Inc. .....    5.570%  09/15/97    1,482,362
                                                                    ------------
                                                                      21,453,264
                                                                    ------------
            FOOD & TOBACCO--3.9%
  2,125,000 BAT Capital Corp. .................    5.580%  07/22/97    2,118,083
  1,035,000 BAT Capital Corp. .................    5.580%  07/23/97    1,031,471
  1,500,000 BAT Capital Corp. .................    5.570%  08/01/97    1,492,805
                                                                    ------------
                                                                       4,642,359
                                                                    ------------
            INSURANCE--3.5%
  1,885,000 Prudential Funding Corp. ..........    5.530%  07/09/97    1,882,683
  2,365,000 Prudential Funding Corp. ..........    5.520%  07/11/97    2,361,374
                                                                    ------------
                                                                       4,244,057
                                                                    ------------
            MISCELLANEOUS--5.5%
  1,500,000 PHH Corp. .........................    5.550%  07/14/97    1,496,994
  3,000,000 PHH Corp. .........................    5.600%  07/15/97    2,993,467
  2,090,000 Clipper Receivables Corp. .........    5.580%  08/07/97    2,078,014
                                                                    ------------
                                                                       6,568,475
                                                                    ------------
            RETAIL--4.3%
  1,500,000 Sears Roebuck Acceptance Corp. ....    5.560%  07/16/97    1,496,525
  2,610,000 Sears Roebuck Acceptance Corp. ....    5.630%  07/18/97    2,603,061
  1,000,000 Sears Roebuck Acceptance Corp. ....    5.650%  10/08/97      984,462
                                                                    ------------
                                                                       5,084,048
                                                                    ------------
            SECURITIES--11.5%
  1,000,000 Lehman Brothers, Inc. .............    6.400%  07/01/97    1,000,000
  2,000,000 Merrill Lynch & Co., Inc. .........    5.650%  07/15/97    1,995,605
  1,890,000 Lehman Brothers, Inc. .............    5.650%  09/08/97    1,869,533
  2,000,000 Goldman Sachs Group................    5.650%  07/09/97    1,997,489
  2,000,000 Merrill Lynch & Co., Inc. .........    5.570%  09/11/97    1,977,720
  1,000,000 Lehman Brothers, Inc. .............    5.660%  09/08/97      989,152
  1,000,000 Merrill Lynch & Co., Inc. .........    5.700%  10/08/97      984,325
  3,000,000 Goldman Sachs Group................    5.820%  11/17/97    2,932,585
                                                                    ------------
                                                                      13,746,409
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

------------------------
INVESTMENTS--(CONTINUED)
------------------------


    FACE                                         INTEREST MATURITY
   VALUE    DESCRIPTION                            RATE     DATE    VALUE (A)
            TELECOMMUNICATION--3.9%
 $1,730,000 Bell Atlantic Financial Services..    5.560%  07/01/97 $  1,730,000
  1,000,000 Bell Atlantic Financial Services..    5.650%  07/02/97      999,843
    500,000 Bell Atlantic Financial Services..    5.550%  07/11/97      499,229
  1,500,000 Bell Atlantic Financial Services..    5.550%  07/14/97    1,496,994
                                                                   ------------
                                                                      4,726,066
                                                                   ------------
            Total Commercial Paper (Cost
             $94,180,734).....................                       94,180,734
                                                                   ------------
            Total Investments--100.0% (Cost
             $119,676,518)(b).................                      119,676,518
            Other assets less liabilities.....                           46,414
                                                                   ------------
            TOTAL NET ASSETS--100%............                     $119,722,932
                                                                   ============

(a) See Note 1A.
(b) The aggregate cost for federal income tax purposes was $119,676,518.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)


ASSETS
 Investments at value.................................             $119,676,518
 Cash.................................................                    2,328
 Receivable for:
 Fund shares sold.....................................                1,329,044
 Dividends and interest...............................                  471,826
                                                                   ------------
                                                                    121,479,716
LIABILITIES
 Payable for:
 Fund shares redeemed.................................  $1,184,103
 Withholding taxes....................................      23,792
 Dividends declared...................................     474,609
 Accrued expenses:
 Management fees......................................      33,869
 Deferred trustees' fees..............................      30,762
 Other expenses.......................................       9,649
                                                        ----------
                                                                      1,756,784
                                                                   ------------
                                                                   $119,722,932
                                                                   ============
NET ASSETS
 Net Assets consist of:
 Capital paid in......................................             $119,722,932
                                                                   ------------
NET ASSETS............................................             $119,722,932
                                                                   ============
Computation of offering price:
Net asset value and redemption price per share
 ($119,722,932 divided by 1,197,230 shares of
 beneficial interest).................................             $     100.00
                                                                   ============
Cost of investments...................................             $119,676,518
                                                                   ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Interest.............................................               $3,267,968
EXPENSES
 Management fees......................................    $204,467
 Trustees' fees and expenses..........................      14,051
 Custodian............................................      20,102
 Audit and tax services...............................       3,451
 Legal................................................       9,340
 Printing.............................................       9,655
 Miscellaneous........................................       1,821
                                                          --------
  Total expenses......................................                  262,887
                                                                     ----------
 NET INVESTMENT INCOME................................                3,005,081
                                                                     ----------
 NET INCREASE IN NET ASSETS FROM OPERATIONS...........               $3,005,081
                                                                     ==========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                   SIX MONTHS
                                                    YEAR ENDED        ENDED
                                                   DECEMBER 31,     JUNE 30,
                                                       1996           1997
                                                   -------------  -------------
FROM OPERATIONS
 Net investment income...........................  $   5,024,507  $   3,005,081
                                                   -------------  -------------
 INCREASE IN NET ASSETS FROM OPERATIONS..........      5,024,507      3,005,081
                                                   -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...........................     (5,024,507)    (3,005,081)
                                                   -------------  -------------
                                                      (5,024,507)    (3,005,081)
                                                   -------------  -------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares....................    234,677,851    156,004,363
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income........      4,966,805      2,986,843
                                                   -------------  -------------
                                                     239,644,656    158,991,206
 Cost of shares redeemed.........................   (212,794,096)  (156,266,993)
                                                   -------------  -------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS.............................     26,850,560      2,724,213
                                                   -------------  -------------
 TOTAL INCREASE IN NET ASSETS....................     26,850,560      2,724,213
NET ASSETS
 Beginning of the period.........................     90,148,159    116,998,719
                                                   -------------  -------------
 End of the period...............................  $ 116,998,719  $ 119,722,932
                                                   =============  =============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares..................      2,346,128      1,560,050
 Issued in connection with the reinvestment of:
 Distributions from net investment income........         50,319         29,868
                                                   -------------  -------------
                                                       2,396,447      1,589,918
 Redeemed........................................     (2,127,942)    (1,562,675)
                                                   -------------  -------------
 Net change......................................        268,505         27,243
                                                   =============  =============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                  YEAR ENDED DECEMBER 31,                 SIX MONTHS
                          --------------------------------------------  ENDED JUNE 30,
                           1992     1993     1994     1995      1996         1997
                          -------  -------  -------  -------  --------  --------------
Net asset value,
 beginning of period....  $100.00  $100.00  $100.00  $100.00  $ 100.00     $ 100.00
                          -------  -------  -------  -------  --------     --------
Income From Investment
 Operations
 Net investment income..     3.73     2.93     3.89     5.50      4.99         2.38
                          -------  -------  -------  -------  --------     --------
 Total from Investment
  Operations............     3.73     2.93     3.89     5.50      4.99         2.38
Distributions from net
 investment income......    (3.73)   (2.93)   (3.89)   (5.50)    (4.99)       (2.38)
                          -------  -------  -------  -------  --------     --------
 Total Distribution.....    (3.73)   (2.93)   (3.89)   (5.50)    (4.99)       (2.38)
                          -------  -------  -------  -------  --------     --------
Net asset value, end of
 period.................  $100.00  $100.00  $100.00  $100.00  $ 100.00     $ 100.00
                          =======  =======  =======  =======  ========     ========
TOTAL RETURN (%)........     3.79     2.97     4.01     5.64      5.11         2.55(a)
Ratio of operating
 expenses to average net
 assets (%).............     0.38     0.38     0.40     0.50      0.50         0.45(b)
Ratio of net investment
 income to average net
 assets (%).............     3.71     2.93     3.89     5.50      4.99         2.38(b)
Net Assets, End of
 Period (000)...........  $61,607  $59,044  $73,960  $90,148  $116,999     $119,723
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............       --       --       --     0.51      0.50           --

(a) Not computed on an annualized basis.
(b) Computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND

--------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------

1. New England Zenith Fund (the "Fund") is organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 16, 1986. The Fund succeeded to the operations of The New England Zenith Fund, Inc. on February 27, 1987. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

Shares in the Fund are not offered directly to the general public and, currently, are available only to certain separate accounts of Metropolitan Life Insurance Company ("MetLife") and New England Life Insurance Company ("NELICO"), a subsidiary of MetLife, as an investment vehicle for variable life insurance or variable annuity products, although not all Series are available to all such separate accounts.

The Fund's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value, in separate Series, with shares of each Series representing interests in a separate portfolio of assets. Each Series is separately managed and has its own investment objective and policies. Each Series (or their predecessors) commenced operations on the date set forth below:

Bond Income Series............................................. August 26, 1983
Capital Growth Series.......................................... August 26, 1983
Money Market Series............................................ August 26, 1983
Stock Index Series............................................. March 30, 1987
Managed Series................................................. May 1, 1987
Avanti Growth Series........................................... April 30, 1993
Growth and Income Series....................................... April 30, 1993
Small Cap Series............................................... May 1, 1994
Balanced Series................................................ October 31, 1994
International Magnum Equity Series............................. October 31, 1994
U.S. Government Series......................................... October 31, 1994
Strategic Bond Opportunities Series............................ October 31, 1994
Venture Value Series........................................... October 31, 1994
Equity Growth Series........................................... October 31, 1994

The following is a summary of significant accounting policies followed by the Fund in the preparation of the Financial Statements of the Series. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION

   MONEY MARKET SERIES--The Money Market Series employs the amortized cost method of security valuation which, in the opinion of the Board of Trustees, approximates the fair market value of the particular security. The Board monitors the deviations between the Series' net asset value per share, as determined by using available market quotations, and its amortized cost price per share. If the deviation exceeds 1/2 of 1%, the Board will consider what action, if any, should be initiated to provide fair valuation of the Series.

   BOND INCOME, MANAGED, BALANCED, U.S. GOVERNMENT AND STRATEGIC BOND OPPORTUNITIES SERIES--Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term notes are stated at amortized cost, which approximates market value.

   CAPITAL GROWTH, MANAGED, STOCK INDEX, AVANTI GROWTH, GROWTH AND INCOME, SMALL CAP, BALANCED, INTERNATIONAL MAGNUM EQUITY, VENTURE VALUE AND EQUITY GROWTH SERIES--Equity securities are valued on the basis of market valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ National Market System, or if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, the last bid price. Securities for which current market quotations are not readily available are reported at fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees, although

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

   the actual calculations may be made by persons acting pursuant to the direction of the Board. Short-term notes are stated at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

   Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate.

   FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statements of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedules of Investments under the caption "Forward Contracts Outstanding." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

   All contracts are "marked-to-market" daily at the applicable translation rates, and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. In determining gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FUTURES CONTRACTS--The Growth and Income, Stock Index, Managed, Balanced, International Magnum Equity, U.S. Government, Strategic Bond Opportunities and Venture Value Series each may enter into futures contracts on the S&P 500 Index or other indices of stocks or on interest-bearing securities or indices thereof, to hedge against changes in the values of securities the Series owns or expects to purchase. Upon entering into a futures contract, the Series is required to deposit with a broker an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Series each day, dependent on the daily fluctuations in the value of the underlying security or index, and are recorded for financial reporting purposes as unrealized gains or losses by the Series. When entering into a closing transaction, the Series will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued by or under the direction of the Board of Trustees. Certain risks are associated with investments in futures contracts, including risk of imperfect

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

   correlation between the value of a position in futures contracts and the value of the stocks or bonds that the Series is attempting to hedge. In addition, there is a risk that the Series may not be able to close out its futures positions due to an illiquid secondary market.

E. REPURCHASE AGREEMENTS--The Series, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Series' policy that the market value of the collateral be at least equal to 100% of the repurchase price. Each Series' adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Series may be delayed or limited.

F. SHORT SALES AGAINST THE BOX--The Equity Growth Series may hedge against changes in the value of investments by engaging in short sales against the box. In a short sale against the box, the fund sells a borrowed security, while at the same time either owning an identical security or having the right to obtain such a security. By selling short against the box the equity underlying one of its convertible holdings, the Series would seek to offset the effect that a decline in the underlying equity might have on the value of the convertible security. While the short sale is outstanding, the Series will not dispose of the security hedged by the short sale. The Series is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Series instructs the custodian to maintain in a separate account securities having a value at least equal to the amount of the securities sold short. The Series had no such transactions during the six months ended June 30, 1997.

G. FEDERAL TAXES--Each Series, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Money Market Series dividends are declared daily to shareholders of record at the time and are paid monthly. Dividends and distributions are recorded by all other Series on the ex-dividend date. Net realized gains from security transactions are distributed at least annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital. These differences primarily relate to tax equalization, investments in mortgage backed securities and investments in foreign securities.

I. OTHER--The Money Market Series invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories by a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The weighted average maturity of the Series is less than ninety days. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by foreign economic, political and legal developments in the case of foreign banks or of foreign branches or subsidiaries of U.S. banks or domestic economic developments in a specific industry, state or region.

2. At June 30, 1997 MetLife held 21,464,006 shares in separate investment accounts for annuity contracts issued by MetLife. NELICO, held the remaining 22,487,480 shares then outstanding in separate investment accounts for life insurance and annuity contracts issued by NELICO.

As long as MetLife owns (directly or through NELICO) more than 25% of the Fund's outstanding shares, it will be presumed to be in control (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund.

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

3. For the six months ended June 30, 1997, purchases and sales of securities (excluding short-term investments) for each of the Series were as follows:

                                    PURCHASES                        SALES
                          ------------------------------ ------------------------------
    SERIES                    OTHER      U.S. GOVERNMENT     OTHER      U.S. GOVERNMENT
    ------                -------------- --------------- -------------- ---------------
Back Bay Advisors Bond
 Income.................  $   32,614,159   $ 8,508,242   $   30,998,206   $ 3,842,239
Capital Growth..........   1,440,358,981            --    1,405,305,600            --
Westpeak Stock Index....      10,553,307            --        1,819,233            --
Back Bay Advisors
 Managed................      54,965,963            --       61,503,589        89,439
Loomis Sayles Avanti
 Growth.................      25,228,594            --       15,929,125            --
Westpeak Growth &
 Income.................      51,369,069            --       37,325,189            --
Loomis Sayles Small Cap.      64,686,580            --       39,128,161            --
Loomis Sayles Balanced..      24,408,519    12,245,926        8,193,053     7,145,416
Morgan Stanley
 International Magnum
 Equity.................      44,648,721            --       37,986,035            --
Salomon Brothers U.S.
 Government.............              --    39,000,974               --    38,688,875
Salomon Brothers
 Strategic Bond
 Opportunities..........      33,822,626    24,318,057       18,255,910    29,214,003
Davis Venture Value.....      62,478,110            --       16,103,183            --
Alger Equity Growth.....      97,292,045            --       73,776,891            --

Purchases and sales of corporate short-term obligations for the Back Bay Advisors Money Market Series aggregated $421,940,372 and $420,167,306, respectively.

4. MANAGEMENT FEES.

TNE Advisers, Inc. ("TNE Advisers") acts as adviser to all of the Series except the Capital Growth Series, for which Capital Growth Management Limited Partnership ("CGM") serves as adviser. Separate advisory agreements for each Series provide for fees as set forth below:

                            GROSS FEES EARNED
                           BY TNE ADVISERS FOR
                          THE SIX MONTHS ENDED            MANAGEMENT FEE RATE
                              JUNE 30, 1997              PAYABLE BY SERIES TO
                          BEFORE REDUCTION DUE               TNE ADVISERS
     SERIES               TO EXPENSE LIMITS (A)   (BASED ON % OF AVERAGE NET ASSETS)
     ------               --------------------- ---------------------------------------
Loomis Sayles Small Cap
 Series.................        $540,630        1.00% all assets
Morgan Stanley
 International Magnum
 Equity Series(b) ......         184,136        0.90% all assets
Alger Equity Growth
 Series.................         517,190        0.75% all assets
Loomis Sayles Avanti
 Growth Series..........         319,398        0.70% the first $200 million
                                                0.65% the next $300 million
                                                0.60% amounts in excess of $500 million
Davis Venture Value
 Series.................         554,852        0.75% all assets
Westpeak Growth and
 Income Series..........         332,622        0.70% the first $200 million
                                                0.65% the next $300 million
                                                0.60% amounts in excess of $500 million
Westpeak Stock Index
 Series.................         113,925        0.25% all assets
Loomis Sayles Balanced
 Series.................         246,414        0.70% of all assets
Back Bay Managed Series.         414,226        0.50% of all assets
Salomon Brothers
 Strategic Bond
 Opportunities Series...         145,939        0.65% of all assets
Back Bay Advisors Bond
 Income Series..........         358,529        0.40% the first $400 million
                                                0.35% the next $300 million
                                                0.30% the next $300 million
                                                0.25% amounts in excess of $1 billion
Salomon Brothers U.S.
 Government Series......          41,558        0.55% all assets
Back Bay Advisors Money
 Market Series..........         204,467        0.35% the first $500 million
                                                0.30% the next $500 million
                                                0.25% amounts in excess of $1 billion

(a) There are two forms of expense limit, a Voluntary Expense Limitation and an Expense Deferral Arrangement. Only one pertains to each of these Series, as described below.
(b) Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series.

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

The Capital Growth Series pays its adviser, CGM, a management fee at an annual rate of 0.70% of the first $200 million of average net assets, 0.65% of the next $300 million of such assets and 0.60% of such assets in excess of $500 million. For advisory services rendered during the six months ended June 30, 1997, CGM was paid at an annual rate of 0.64% of the Capital Growth Series' average net assets, totaling $3,872,900.

SUB-ADVISORY FEES. TNE Advisers has sub-contracted day-to-day portfolio management responsibilities for the Series to each of the following sub-advisers: Loomis, Sayles & Company, L.P. ("Loomis Sayles") for the Loomis Sayles Small Cap, Loomis Sayles Avanti Growth and Loomis Sayles Balanced Series, Draycott Partners, Ltd. for the Draycott International Equity Series (for the period January 1, 1997 through April 30, 1997) and Morgan Stanley Asset Management Inc. for the Morgan Stanley International Magnum Equity Series; Fred Alger Management, Inc. for the Alger Equity Growth Series; Davis Selected Advisers, L.P. for the Davis Venture Value Series; Westpeak Investment Advisors, L.P. ("Westpeak") for the Westpeak Growth and Income and Westpeak Stock Index Series; Back Bay Advisors, L.P. ("Back Bay Advisors") for the Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series and Salomon Brothers Asset Management Inc for the Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government Series. TNE Advisers pays each sub-adviser at the following rates for providing sub-advisory services to the Series:

                                  FEES
                               PAYABLE TO        ANNUAL
                           SUB-ADVISER BY TNE  PERCENTAGE
                                ADVISERS       RATES PAID               BASED ON
                          FOR SIX MONTHS ENDED  TO SUB-      SERIES AVERAGE DAILY NET ASSET
     SERIES                  JUNE 30, 1997      ADVISER               VALUE LEVELS
     ------               -------------------- ---------- ------------------------------------
Loomis Sayles Small Cap
 Series.................        $273,978         0.55%    of the first $25 million
                                                 0.50%    of the next $75 million
                                                 0.45%    of the next $100 million
                                                 0.40%    of amounts in excess of $200 million
Morgan Stanley
 International Magnum
 Equity Series*.........          53,355         0.75%    of the first $30 million
(Period May 1, 1997
 through June 30, 1997)                          0.60%    of the next $40 million
                                                 0.45%    of the next $30 million
                                                 0.40%    of amounts in excess of $100 million
Draycott International
 Equity Series *........          81,855         0.75%    of the first $10 million
(Period January 1, 1997
 through April 30, 1997)                         0.60%    of the next $40 million
                                                 0.45%    of amounts in excess of $50 million
Alger Equity Growth
 Series.................         268,630         0.45%    of the first $100 million
                                                 0.40%    of the next $400 million
                                                 0.35%    of amounts in excess of $500 million
Loomis Sayles Avanti
 Growth Series..........         194,807         0.50%    of the first $25 million
                                                 0.40%    of the next $75 million
                                                 0.35%    of the next $100 million
                                                 0.30%    of amounts in excess of $200 million
Davis Venture Value
 Series.................         308,655         0.45%    of the first $100 million
                                                 0.40%    of the next $400 million
                                                 0.35%    of amounts in excess of $500 million
Westpeak Growth and
 Income Series..........         201,985         0.50%    of the first $25 million
                                                 0.40%    of the next $75 million
                                                 0.35%    of the next $100 million
                                                 0.30%    of amounts in excess of $200 million
Westpeak Stock Index
 Series.................          45,570         0.10%    of all assets
Loomis Sayles Balanced
 Series.................         153,206         0.50%    of the first $25 million
                                                 0.40%    of the next $75 million
                                                 0.30%    of amounts in excess of $100 million
Back Bay Advisors
 Managed Series.........         178,087         0.25%    of the first $50 million
                                                 0.20%    of amounts in excess of $50 million

-------
* Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series and a new Sub-advisory agreement between TNE Advisers and Morgan Stanley Asset Management Inc. went into effect, replacing the prior Sub-advisory agreement between TNE Advisers and Draycott Partners, Ltd. The Sub-advisory fees listed above reflect all agreements which were in place during the six months ended June 30, 1997.

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

                                 FEES
                              PAYABLE TO        ANNUAL
                          SUB-ADVISER BY TNE  PERCENTAGE
                               ADVISERS       RATES PAID               BASED ON
                         FOR SIX MONTHS ENDED  TO SUB-      SERIES AVERAGE DAILY NET ASSET
         SERIES             JUNE 30, 1997      ADVISER               VALUE LEVELS
         ------          -------------------- ---------- ------------------------------------
Salomon Brothers
 Strategic Bond
 Opportunities Series...       $ 78,468         0.35%    of the first $50 million
                                                0.30%    of the next $150 million
                                                0.25%    of the next $300 million
                                                0.20%    of amounts in excess of $500 million
Back Bay Advisors Bond
 Income Series..........        191,662         0.25%    of the first $50 million
                                                0.20%    of the next $200 million
                                                0.15%    of amounts in excess of $250 million
Salomon Brothers U.S.
 Government Series......         17,001         0.225%   of the first $200 million
                                                0.150%   of the next $300 million
                                                0.100%   of amounts in excess of $500 million
Back Bay Advisors Money
 Market Series..........         83,214         0.15%    of the first $100 million
                                                0.10%    of amounts in excess of $100 million

TNE Advisers, which acts as adviser to each Series except the Capital Growth Series, is a direct wholly-owned subsidiary of New England Life Holdings, Inc. which in turn is a wholly-owned subsidiary of NELICO. Loomis Sayles, Westpeak and Back Bay Advisors are each independently operated subsidiaries, and CGM is an independently operated affiliate, of New England Investment Companies, L.P. ("NEIC"). The general partners of each of Loomis Sayles, Westpeak and Back Bay Advisors are special purpose corporations which are indirect wholly-owned subsidiaries of NEIC. NEIC's sole general partner, New England Investment Companies, Inc., is an indirect wholly-owned subsidiary of MetLife, which also owns a majority of the limited partnership interest in NEIC. NEIC is the owner of a majority limited partnership interest in the Capital Growth Series' investment adviser, CGM. Consequently, the subadvisers (Loomis Sayles, Westpeak and Back Bay Advisors) of eight Series of the Fund are currently wholly-owned subsidiaries of NEIC and an additional Series is advised by a majority-owned subsidiary (CGM) of NEIC. The sub-advisers of the remaining five Series are not affiliated with MetLife or NEIC.

VOLUNTARY EXPENSE LIMITATION AND EXPENSE DEFERRAL AGREEMENT.

Each Series (except the Capital Growth Series) is subject to one of two forms of expense limit. The first form of expense limit is a Voluntary Expense Limitation, which relates to the Loomis Sayles Avanti Growth Series, Loomis Sayles Small Cap Series, Westpeak Growth and Income Series, Westpeak Stock Index Series, Back Bay Advisors Managed Series, Back Bay Advisors Bond Income Series and Back Bay Advisors Money Market Series. Pursuant to this arrangement TNE Advisers bears expenses (other than advisory fees and any brokerage costs, interest, taxes or extraordinary expenses) of each Series (except the Loomis Sayles Small Cap Series) in excess of 0.15% of average daily net assets. In the case of the Loomis Sayles Small Cap Series, TNE Advisers bears all the expenses (other than any brokerage costs, interest, taxes or extraordinary expenses) in excess of 1.00% of the Series' average daily net assets. Similar Voluntary Expense Limitations with New England Mutual Life Insurance Company ("The New England") were in effect with respect to the Capital Growth Series from November 1, 1994 to April 30, 1996 and with respect to the Back Bay Advisors Money Market, Back Bay Advisors Bond Income, Back Bay Advisors Managed and Westpeak Stock Index Series from November 1, 1994 to April 30, 1995 and with respect to the Loomis Sayles Small Cap, Loomis Sayles Avanti Growth and Westpeak Growth & Income Series from December 1, 1994 to April 30, 1995.

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

The Voluntary Expense Limitations currently limit total expenses for each of the affected series to the following levels:

                                                           TOTAL EXPENSE RATIO
                                                         UNDER CURRENT VOLUNTARY
            SERIES                                         EXPENSE LIMITATION
            ------                                       -----------------------
       Back Bay Advisors Money Market Series............          0.50%
       Back Bay Advisors Bond Income Series.............          0.55%
       Back Bay Advisors Managed Series.................          0.65%
       Westpeak Growth and Income Series................          0.85%
       Westpeak Stock Index Series......................          0.40%
       Loomis Sayles Small Cap Series...................          1.00%
       Loomis Sayles Avanti Growth Series...............          0.85%

TNE Advisers may terminate these expense arrangements at any time. If these expense arrangements were terminated, some of the expense ratios would be higher.

Prior to November 1, 1994, The New England had agreed to pay the charges and expenses of preparing, printing and distributing prospectuses and reports to shareholders, custodian and transfer agent charges and expenses of shareholders' and trustees' meetings.

The second form of expense limit is an Expense Deferral Agreement which has been in effect since November 1, 1994 and relates to the Morgan Stanley International Magnum Equity Series, Alger Equity Growth Series, Davis Venture Value Series, Loomis Sayles Balanced Series, Salomon Brothers Strategic Bond Opportunities Series and Salomon Brothers U.S. Government Series. Under this Agreement, which TNE Advisers can terminate at any time, TNE Advisers has agreed to pay expenses of the Series' operations (exclusive of any brokerage costs, interest, taxes or extraordinary expenses) in excess of the annual percentages of the Series net assets set forth below, subject to the obligation of the Series to repay TNE Advisers such expenses in future years, if any, when the Series' expenses fall below that percentage; provided, however, that no Series is obligated to repay any expenses paid by TNE Advisers more than two years after the end of the fiscal year in which such expenses were incurred. The percentage applicable to each Series is as follows:

                                                                         % OF
                                                                       AVERAGE
               SERIES                                                 NET ASSETS
               ------                                                 ----------
       Morgan Stanley International Magnum Equity Series.............   1.30%
       Alger Equity Growth Series....................................   0.90%
       Davis Venture Value Series....................................   0.90%
       Loomis Sayles Balanced Series.................................   0.85%
       Salomon Brothers Strategic Bond Opportunities Series..........   0.85%
       Salomon Brothers U.S. Government Series.......................   0.70%

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

For the period January 1, 1997 to June 30, 1997, the effective expense ratios for each Series after giving effect to the foregoing arrangements, the amounts of expenses assumed by TNE Advisers for those Series to which the Voluntary Expense Limitation applies, and the amounts of expenses deferred for those Series to which the Expense Deferral Agreement applies, are as follows:

                          TOTAL EXPENSE RATIO
                             UNDER CURRENT       EXPENSES ASSUMED
                           VOLUNTARY EXPENSE   BY TNE ADVISERS AS A   EXPENSES DEFERRED IN EXPENSES DEFERRED IN
                             LIMITATION OR     RESULT OF THE SERIES     1995 (SUBJECT TO     1996 (SUBJECT TO
                           EXPENSE DEFERRAL        EXCEEDING THE        REPAYMENT UNTIL      REPAYMENT UNTIL
         SERIES                AGREEMENT      VOLUNTARY EXPENSE LIMIT  DECEMBER 31, 1997)   DECEMBER 31, 1998)
         ------           ------------------- ----------------------- -------------------- --------------------
Back Bay Advisors Money
 Market Series..........         0.45%                  --               not applicable       not applicable
Back Bay Advisors Bond
 Income Series..........         0.53%                  --               not applicable       not applicable
Back Bay Advisors
 Managed Series.........         0.63%                  --               not applicable       not applicable
Westpeak Growth & Income
 Series.................         0.85%                  --               not applicable       not applicable
Westpeak Stock Index
 Series.................         0.40%                $27,670            not applicable       not applicable
Loomis Sayles Small Cap
 Series.................         1.00%                 82,574            not applicable       not applicable
Loomis Sayles Avanti
 Growth Series..........         0.85%                 13,619            not applicable       not applicable
Morgan Stanley
 International Magnum
 Equity Series..........         1.30%            not applicable            $176,796             $102,652
Alger Equity Growth
 Series.................         0.89%*           not applicable              77,254                --
Davis Venture Value
 Series.................         0.90%            not applicable              88,357               41,906
Loomis Sayles Balanced
 Series.................         0.85%            not applicable              96,085               52,078
Salomon Brothers
 Strategic Bond
 Opportunities Series...         0.85%            not applicable              88,120               68,374
Salomon Brothers U.S.
 Government Series......         0.70%            not applicable              84,623               72,404

-------
* Effective May 1, 1996, Fred Alger Management, Inc. has agreed with TNE Advisers that the sub-advisory fee payable by TNE Advisers to Fred Alger Management, Inc. will be reduced by 0.05% of the first $240 million of the excess of the Series' average daily net assets over $10 million, and by 0.10% of the excess of the Series' average daily net assets over $250 million. This fee reduction benefits TNE Advisers and does not reduce the management fee payable by the Series. The fee reduction agreement will expire on (a) January 1, 1998 or (b) at such time as TNE Advisers has recovered certain expenses (generally those expenses borne by TNE Advisers under the Expense Deferral Arrangement prior to January 1, 1996 which were not recovered from the Series), whichever occurs first.

For the period January 1, 1997 to June 30, 1997 the amounts of expense deferral recovered from each Series by TNE Advisers is:

                                            DECEMBER 31, 1997 DECEMBER 31, 1998
                                                RECOVERED         RECOVERED
             SERIES                         EXPENSES DEFERRED EXPENSES DEFERRED
             ------                         ----------------- -----------------
      Alger Equity Growth Series...........         None            None
      Davis Venture Value Series...........      $22,614            None
      Loomis Sayles Balanced Series........         None            None
      Salomon Brothers Strategic Bond
       Opportunities Series................         None            None
      Salomon Brothers U.S. Government
       Series..............................         None            None

5. The Fund does not pay any compensation to its officers or to any trustees who are directors, officers or employees of MetLife, NELICO, New England Funds, L.P. or their affiliates, other than registered investment companies. Each disinterested trustee is compensated by each Series as follows:

                          BOND  CAPITAL MONEY  STOCK          AVANTI GROWTH AND SMALL
                         INCOME GROWTH  MARKET INDEX  MANAGED GROWTH   INCOME    CAP
                         ------ ------- ------ ------ ------- ------ ---------- ------
Annual Retainer......... $1,766 $3,183  $1,672 $1,119 $1,737  $1,122   $1,121   $1,131
Meeting Fee............. $  133 $  133  $  133 $  133 $  133  $  133   $  133   $  133
Committee Chairman
 Annual Retainer
 (Contract Review)...... $  228 $1,442  $  148 $  102 $  203  $  104   $  104   $  113
Committee Chairman
 Annual Retainer
 (Audit)................ $  152 $  962  $   98 $   68 $  135  $   70   $   69   $   75

                                                             STRATEGIC
                                  INTERNATIONAL    U.S.        BOND      VENTURE EQUITY
                         BALANCED MAGNUM EQUITY GOVERNMENT OPPORTUNITIES  VALUE  GROWTH
                         -------- ------------- ---------- ------------- ------- ------
Annual Retainer.........  $1,086      $558         $520        $553      $1,659  $1,677
Meeting Fee.............  $  133      $133         $133        $133      $  133  $  133
Committee Chairman
 Annual Retainer
 (Contract Review)......  $   74      $ 50         $ 17        $ 45      $  137  $  152
Committee Chairman
 Annual Retainer
 (Audit)................  $   49      $ 33         $ 11        $ 30      $   91  $  101

A deferred compensation plan is available to trustees on a voluntary basis. Each participating trustee will receive deferred compensation in an amount equal to the value that such compensation would have had if it had been invested in the relevant Series on the normal payment date.

6. SHAREHOLDER MEETING (UNAUDITED)

At a Special Meeting of shareholders of the Morgan Stanley International Magnum Equity Series held on April 24, 1997, such shareholders voted for the following proposals:

                                                  VOTED      VOTED     TOTAL
                                                   FOR      AGAINST    VOTES
                                                ---------- --------- ----------
1. To approve a new Sub-Advisory Agreement
   (the "New Sub-Advisory Agreement") relating
   to the Morgan Stanley International Magnum
   Equity Series (the "Series") by and between
   TNE Advisers, Inc. and Morgan Stanley Asset
   Management Inc. ("MSAM")...................  427,434.82 15,401.04 442,835.86
2. To approve a second new Sub-Advisory
   Agreement relating to the Series by and
   between TNE Advisers, Inc. and MSAM, such
   Sub-Advisory Agreement to replace the New
   Sub-Advisory Agreement at the time of the
   merger of MSAM's parent company, Morgan
   Stanley Group Inc. with Dean Witter,
   Discover & Co..............................  426,196.37 14,600.41 440,795.78

FOOTNOTES TO PORTFOLIO MANAGER COMMENTARY
---------------------------------

 (1) COL (Cost of Living) is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

 (2) EAFE-Morgan Stanley Capital International Europe, Australasia, Far East Index is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of 1,036 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sale charges applicable to mutual fund investments.

 (3) Lehman Brothers Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds, and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The index has not been adjusted for ongoing management, distribution and operating expenses and applicable sales charges applicable to mutual fund investment.

 (4) Lehman Brothers Intermediate Government Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations having maturities of 1 to 10 years. The index has not been adjusted for ongoing management, distribution and operating expenses and applicable sales charges applicable to mutual fund investment.

 (5) Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index of investment grade bonds issued by the U.S. government and U.S. corporations having maturities between one and ten years. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

 (6) Lipper Variable A-Rated Corporate Bond Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

 (7) Lipper Variable Balanced Fund Average is an average of the total return performance (calculated on the basis of net asset level) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

 (8) Lipper Variable Flexible Portfolio Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

 (9) Lipper Variable General Bond Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(10) Lipper Variable Growth Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(11) Lipper Variable Growth and Income Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(12) Lipper Variable International Funds Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(13) Lipper Variable Intermediate Investment Grade Debt Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(14) Lipper Variable Small Company Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(15) Lipper Variable S&P 500 Index Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(16) Lipper Variable U.S. Mortgage and GNMA Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(17) Russell 2000 Index consists of 2000 small market capitalization stocks having an average market cap of $160 million.

(18) Standard & Poor's 500 Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

                                                                     NEW ENGLAND ZENITH FUND
                                           -------------------------------------------------
                                             CAPITAL       BOND        MONEY       STOCK
                                              GROWTH      INCOME      MARKET       INDEX
                                               SUB-        SUB-        SUB-        SUB-
                                             ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT
                                           ------------ ----------- ----------- -----------
ASSETS
 Investments in New England Zenith Fund,
  Variable Insurance Products Fund, and
  Variable Insurance Products Fund II at
  value (Note 2).......................... $712,241,856 $40,101,448 $40,089,800 $50,672,196
                      SHARES      COST
                    --------- ------------
  Capital Growth
   Series.........  1,404,955 $464,415,210
  Back Bay Advisors
   Bond Income
   Series.........    365,422   38,594,374
  Back Bay Advisors
   Money Market
   Series.........    400,898   40,089,800
  Westpeak Stock
   Index Series...    352,625   35,252,284
  Back Bay Advisors
   Managed Series.    189,504   26,307,789
  Loomis Sayles
   Avanti Growth
   Series.........    185,520   24,591,218
  Westpeak Growth
   and Income
   Series.........    151,901   20,226,092
  Loomis Sayles
   Small Cap
   Series.........    244,550   32,516,041
  Salomon Bros.
   U.S. Government
   Series.........      9,582      105,770
  Loomis Sayles
   Balanced
   Series.........    421,799    5,528,598
  Alger Equity
   Growth Series..  2,136,897   31,660,575
  Morgan Stanley
   International
   Magnum Equity
   Series.........    545,942    6,014,094
  Davis Venture
   Value Series...  1,986,477   30,608,720
  Salomon Bros.
   Bond
   Opportunities
   Series.........     37,128      439,609
  VIP Equity-
   Income Series..  4,738,660   82,625,965
  VIP Overseas
   Series.........  3,814,220   61,841,661
  VIP High Income
   Series.........    486,519    5,679,618
  VIP II Asset
   Manager Series.    310,903    4,641,156
 Amount due and accrued from policy-related
  transactions, net.......................       547,517      21,004     348,276     123,062
 Dividends receivable.....................            --          --     158,406          --
                                            ------------ ----------- ----------- -----------
  Total Assets............................   712,789,373  40,122,452  40,596,482  50,795,258
LIABILITIES
 Due New England Life Insurance Company...    64,968,451   4,085,320   5,144,544   5,239,452
                                            ------------ ----------- ----------- -----------
  Total Liabilities.......................    64,968,451   4,085,320   5,144,544   5,239,452
                                            ------------ ----------- ----------- -----------
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES.................................  $647,820,922 $36,037,132 $35,451,938 $45,555,806
                                            ============ =========== =========== ===========

                                            -----------------------------------
                                                                      GROWTH
                                                          AVANTI        AND
                                              MANAGED     GROWTH      INCOME
                                               SUB-        SUB-        SUB-
                                              ACCOUNT     ACCOUNT     ACCOUNT
                                            ----------- ----------- -----------
ASSETS
 Investments in New England Zenith Fund,
  Variable Insurance Products Fund, and
  Variable Insurance Products Fund II at
  value (Note 2)..........................  $37,320,911 $32,517,863 $27,513,740
                      SHARES      COST
                    --------- ------------
  Capital Growth
   Series.........  1,404,955 $464,415,210
  Back Bay Advisors
   Bond Income
   Series.........    365,422   38,594,374
  Back Bay Advisors
   Money Market
   Series.........    400,898   40,089,800
  Westpeak Stock
   Index Series...    352,625   35,252,284
  Back Bay Advisors
   Managed Series.    189,504   26,307,789
  Loomis Sayles
   Avanti Growth
   Series.........    185,520   24,591,218
  Westpeak Growth
   and Income
   Series.........    151,901   20,226,092
  Loomis Sayles
   Small Cap
   Series.........    244,550   32,516,041
  Salomon Bros.
   U.S. Government
   Series.........      9,582      105,770
  Loomis Sayles
   Balanced
   Series.........    421,799    5,528,598
  Alger Equity
   Growth Series..  2,136,897   31,660,575
  Morgan Stanley
   International
   Magnum Equity
   Series.........    545,942    6,014,094
  Davis Venture
   Value Series...  1,986,477   30,608,720
  Salomon Bros.
   Bond
   Opportunities
   Series.........     37,128      439,609
  VIP Equity-
   Income Series..  4,738,660   82,625,965
  VIP Overseas
   Series.........  3,814,220   61,841,661
  VIP High Income
   Series.........    486,519    5,679,618
  VIP II Asset
   Manager Series.    310,903    4,641,156
 Amount due and accrued from policy-related
  transactions, net.......................       48,678      49,089      57,223
 Dividends receivable.....................           --          --          --
                                            ----------- ----------- -----------
  Total Assets............................   37,369,589  32,566,952  27,570,963
LIABILITIES
 Due New England Life Insurance Company...    2,932,896   4,366,867   3,254,925
                                            ----------- ----------- -----------
  Total Liabilities.......................    2,932,896   4,366,867   3,254,925
                                            ----------- ----------- -----------
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES.................................  $34,436,693 $28,200,085 $24,316,038
                                            =========== =========== ===========

                       See Notes to Financial Statements
104

                                            -------------------------------------------------------------------------
                                               SMALL        U.S.                 EQUITY    INTERNATIONAL   VENTURE
                                                CAP      GOVERNMENT  BALANCED    GROWTH       EQUITY        VALUE
                                               SUB-         SUB-       SUB-       SUB-         SUB-         SUB-
                                              ACCOUNT     ACCOUNT    ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT
                                            -----------  ---------- ---------- ----------- ------------- -----------
ASSETS
 Investments in New England Zenith Fund,
  Variable Insurance Products Fund, and
  Variable Insurance Products Fund II at
  value (Note 2)..........................  $39,646,374   $106,935  $6,200,452 $38,848,794  $6,649,576   $37,961,574
                      SHARES      COST
                    --------- ------------
  Capital Growth
   Series.........  1,404,955 $464,415,210
  Back Bay Advisors
   Bond Income
   Series.........    365,422   38,594,374
  Back Bay Advisors
   Money Market
   Series.........    400,898   40,089,800
  Westpeak Stock
   Index Series...    352,625   35,252,284
  Back Bay Advisors
   Managed Series.    189,504   26,307,789
  Loomis Sayles
   Avanti Growth
   Series.........    185,520   24,591,218
  Westpeak Growth
   and Income
   Series.........    151,901   20,226,092
  Loomis Sayles
   Small Cap
   Series.........    244,550   32,516,041
  Salomon Bros.
   U.S. Government
   Series.........      9,582      105,770
  Loomis Sayles
   Balanced
   Series.........    421,799    5,528,598
  Alger Equity
   Growth Series..  2,136,897   31,660,575
  Morgan Stanley
   International
   Magnum Equity
   Series.........    545,942    6,014,094
  Davis Venture
   Value Series...  1,986,477   30,608,720
  Salomon Bros.
   Bond
   Opportunities
   Series.........     37,128      439,609
  VIP Equity-
   Income Series..  4,738,660   82,625,965
  VIP Overseas
   Series.........  3,814,220   61,841,661
  VIP High Income
   Series.........    486,519    5,679,618
  VIP II Asset
   Manager Series.    310,903    4,641,156
 Amount due and accrued from policy-related
  transactions, net.......................      126,841      1,856      22,518     110,913      18,220       143,268
 Dividends receivable.....................           --         --          --          --          --            --
                                            -----------   --------  ---------- -----------  ----------   -----------
  Total Assets............................   39,773,215    108,791   6,222,970  38,959,707   6,667,796    38,104,842
LIABILITIES
 Due New England Life Insurance Company...    5,181,514      6,108     733,951   6,029,124   1,046,305     4,561,948
                                            -----------   --------  ---------- -----------  ----------   -----------
  Total Liabilities.......................    5,181,514      6,108     733,951   6,029,124   1,046,305     4,561,948
                                            -----------   --------  ---------- -----------  ----------   -----------
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES.................................  $34,591,701   $102,683  $5,489,019 $32,930,583  $5,621,491   $33,542,894
                                            ===========   ========  ========== ===========  ==========   ===========

                                                                                                VARIABLE
                                                                                               INSURANCE
                                                                  VARIABLE INSURANCE            PRODUCTS
                                                                     PRODUCTS FUND              FUND II
                                            ------------- -----------------------------------  ---------- --------------
                                                BOND        EQUITY-                   HIGH       ASSET
                                            OPPORTUNITIES    INCOME     OVERSEAS     INCOME     MANAGER
                                                SUB-          SUB-        SUB-        SUB-        SUB-
                                               ACCOUNT      ACCOUNT      ACCOUNT    ACCOUNT     ACCOUNT       TOTAL
                                            ------------- ------------ ----------- ----------  ---------- --------------
ASSETS
 Investments in New England Zenith Fund,
  Variable Insurance Products Fund, and
  Variable Insurance Products Fund II at
  value (Note 2)..........................    $453,330    $104,534,843 $76,436,961 $6,047,428  $5,160,996 $1,262,505,077
                      SHARES      COST
                    --------- ------------
  Capital Growth
   Series.........  1,404,955 $464,415,210
  Back Bay Advisors
   Bond Income
   Series.........    365,422   38,594,374
  Back Bay Advisors
   Money Market
   Series.........    400,898   40,089,800
  Westpeak Stock
   Index Series...    352,625   35,252,284
  Back Bay Advisors
   Managed Series.    189,504   26,307,789
  Loomis Sayles
   Avanti Growth
   Series.........    185,520   24,591,218
  Westpeak Growth
   and Income
   Series.........    151,901   20,226,092
  Loomis Sayles
   Small Cap
   Series.........    244,550   32,516,041
  Salomon Bros.
   U.S. Government
   Series.........      9,582      105,770
  Loomis Sayles
   Balanced
   Series.........    421,799    5,528,598
  Alger Equity
   Growth Series..  2,136,897   31,660,575
  Morgan Stanley
   International
   Magnum Equity
   Series.........    545,942    6,014,094
  Davis Venture
   Value Series...  1,986,477   30,608,720
  Salomon Bros.
   Bond
   Opportunities
   Series.........     37,128      439,609
  VIP Equity-
   Income Series..  4,738,660   82,625,965
  VIP Overseas
   Series.........  3,814,220   61,841,661
  VIP High Income
   Series.........    486,519    5,679,618
  VIP II Asset
   Manager Series.    310,903    4,641,156
 Amount due and accrued from policy-related
  transactions, net.......................       1,464         206,329     180,874     33,067         803      2,041,002
 Dividends receivable.....................          --              --          --         --          --        158,406
                                              --------    ------------ ----------- ----------  ---------- --------------
  Total Assets............................     454,794     104,741,172  76,617,835  6,080,495   5,161,799  1,264,704,485
LIABILITIES
 Due New England Life Insurance Company...      25,646      12,055,654   9,871,819    721,753     659,976    130,886,253
                                              --------    ------------ ----------- ----------  ---------- --------------
  Total Liabilities.......................      25,646      12,055,654   9,871,819    721,753     659,976    130,886,253
                                              --------    ------------ ----------- ----------  ---------- --------------
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES.................................    $429,148    $ 92,685,518 $66,746,016 $5,358,742  $4,501,823 $1,133,818,232
                                              ========    ============ =========== ==========  ========== ==============

                       See Notes to Financial Statements
                                                                             105

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)


                                                                                        NEW ENGLAND ZENITH FUND
                          -------------------------------------------------------------------------------------
                                                                                                       GROWTH
                            CAPITAL        BOND       MONEY       STOCK                    AVANTI       AND
                             GROWTH       INCOME      MARKET      INDEX       MANAGED      GROWTH      INCOME
                              SUB-         SUB-        SUB-       SUB-         SUB-         SUB-        SUB-
                            ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT
                          ------------  ----------  ---------- -----------  -----------  ----------  ----------
INCOME
 Dividends..............  $         --  $       --  $1,055,187 $        --  $        --  $       --  $       --
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     1,966,878     115,467     114,848     139,612      104,829      94,795      78,667
                          ------------  ----------  ---------- -----------  -----------  ----------  ----------
 Net investment income
  (loss)................    (1,966,878)   (115,467)    940,339    (139,612)    (104,829)    (94,795)    (78,667)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....   138,009,405      40,519          --   7,633,013    6,137,629   4,823,316   3,107,090
 End of period..........   247,826,646   1,507,074          --  15,419,912   11,013,122   7,926,645   7,287,648
                          ------------  ----------  ---------- -----------  -----------  ----------  ----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   109,817,241   1,466,555          --   7,786,899    4,875,493   3,103,329   4,180,558
 Net realized gain on
  investments...........       784,609       4,340          --      14,471      100,607      20,284       8,216
                          ------------  ----------  ---------- -----------  -----------  ----------  ----------
 Net realized and
  unrealized gain (loss)
  on investments........   110,601,850   1,470,895          --   7,801,370    4,976,100   3,123,613   4,188,774
                          ------------  ----------  ---------- -----------  -----------  ----------  ----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.............  $108,634,972  $1,355,428  $  940,339 $ 7,661,758  $ 4,871,271  $3,028,818  $4,110,107
                          ============  ==========  ========== ===========  ===========  ==========  ==========

                       See Notes to Financial Statements
106

                          -----------------------------------------------------------------------------------
                            SMALL        U.S.                EQUITY    INTERNATIONAL  VENTURE        BOND
                             CAP      GOVERNMENT BALANCED    GROWTH       EQUITY       VALUE     OPPORTUNITIE
                             SUB-        SUB-      SUB-       SUB-         SUB-         SUB-         SUB-
                           ACCOUNT     ACCOUNT   ACCOUNT    ACCOUNT       ACCOUNT     ACCOUNT       ACCOUNT
                          ----------  ---------- --------  ----------  ------------- ----------  ------------
INCOME
 Dividends..............  $       --    $   --   $     --  $       --    $     --    $       --     $    --
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     105,626       762     20,427     109,997      20,925        99,056       2,694
                          ----------    ------   --------  ----------    --------    ----------     -------
 Net investment income
  (loss)................    (105,626)     (762)   (20,427)   (109,997)    (20,925)      (99,056)     (2,694)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....   3,059,565      (819)   236,625   2,084,389     136,191     2,398,023      (1,153)
 End of period..........   7,130,333     1,165    671,854   7,188,219     635,482     7,352,854      13,721
                          ----------    ------   --------  ----------    --------    ----------     -------
 Net change in
  unrealized
  appreciation
  (depreciation)........   4,070,768     1,984    435,229   5,103,830     499,291     4,954,831      14,874
 Net realized gain on
  investments...........       4,114        --      2,553       8,907       3,098        21,388         --
                          ----------    ------   --------  ----------    --------    ----------     -------
 Net realized and
  unrealized gain (loss)
  on investments........   4,074,882     1,984    437,782   5,112,737     502,389     4,976,219      14,874
                          ----------    ------   --------  ----------    --------    ----------     -------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS............. $3,969,256    $1,222   $417,355  $5,002,740    $481,464    $4,877,163     $12,180
                         ==========    ======   ========  ==========    ========    ==========     =======
                                                              VARIABLE
                                                              INSURANCE
                                  VARIABLE INSURANCE          PRODUCTS
                                    PRODUCTS FUND              FUND II
                           --------------------------------   ---------
                             EQUITY-                 HIGH       ASSET
                             INCOME     OVERSEAS    INCOME     MANAGER
                              SUB-        SUB-       SUB-       SUB-
                             ACCOUNT     ACCOUNT   ACCOUNT     ACCOUNT      TOTAL
                           ----------- ----------- --------  --------  ------------
INCOME
 Dividends..............   $ 8,872,794 $ 5,434,055 $393,295  528,401   $ 16,283,732
EXPENSE
 Mortality and expense
  risk charge (Note 3)..       303,865     212,711   17,318   14,772      3,523,249
                           ----------- ----------- --------  -------   ------------
 Net investment income
  (loss)................     8,568,929   5,221,344  375,977  513,629     12,760,483
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....    16,409,989   9,502,216  362,600  547,647    194,486,245
 End of period..........    21,908,878  14,595,300  367,810  519,840    351,366,503
                           ----------- ----------- --------  -------   ------------
 Net change in
  unrealized
  appreciation
  (depreciation)........     5,498,889   5,093,084    5,210  (27,807)   156,880,258
 Net realized gain on
  investments...........        47,260      30,225    3,347    2,316      1,055,735
                           ----------- ----------- --------  -------   ------------
 Net realized and
  unrealized gain (loss)
  on investments........     5,546,149   5,123,309    8,557  (25,491)   157,935,993
                           ----------- ----------- --------  -------   ------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.............   $14,115,078 $10,344,653 $384,534  488,138   $170,696,476
                           =========== =========== ========  =======   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED)

                                                                      NEW ENGLAND ZENITH FUND
                          -------------------------------------------------------------------
                            CAPITAL      BOND      MONEY     STOCK                   AVANTI
                            GROWTH      INCOME     MARKET    INDEX      MANAGED      GROWTH
                             SUB-        SUB-       SUB-      SUB-        SUB-        SUB-
                            ACCOUNT     ACCOUNT   ACCOUNT   ACCOUNT     ACCOUNT     ACCOUNT
                          -----------  ---------  -------- ----------  ----------  ----------
INCOME
 Dividends..............  $        --  $      --  $585,542 $       --  $       --  $       --
EXPENSE
 Mortality and expense
  risk charge (Note 3)..    1,359,863     89,218    71,108     70,375      71,483      59,213
                          -----------  ---------  -------- ----------  ----------  ----------
 Net investment income
  (loss)................   (1,359,863)   (89,218)  514,434    (70,375)    (71,483)    (59,213)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....   71,963,590    997,195        --  2,853,587   5,216,548   2,881,100
 End of period..........   95,845,614    500,732        --  5,081,172   6,512,722   4,886,026
                          -----------  ---------  -------- ----------  ----------  ----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   23,882,024   (496,463)       --  2,227,585   1,296,174   2,004,926
 Net realized gain
  (loss) on investments.      209,809       (657)       --      1,270      14,663       9,736
                          -----------  ---------  -------- ----------  ----------  ----------
 Net realized and
  unrealized gain (loss)
  on investments........   24,091,833   (497,120)       --  2,228,855   1,310,837   2,014,662
                          -----------  ---------  -------- ----------  ----------  ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $22,731,970  $(586,338) $514,434 $2,158,480  $1,239,354  $1,955,449
                          ===========  =========  ======== ==========  ==========  ==========

                       See Notes to Financial Statements
108

                                                                                                    VARIABLE INSURANCE
                                                                                                      PRODUCTS FUND
                          ------------------------------------------------------------------  ------------------------------
                           GROWTH
                             AND        SMALL                EQUITY   INTERNATIONAL VENTURE    EQUITY-                HIGH
                            INCOME       CAP      BALANCED   GROWTH      EQUITY      VALUE      INCOME    OVERSEAS   INCOME
                            SUB-         SUB-       SUB-      SUB-        SUB-        SUB-       SUB-       SUB-      SUB-
                           ACCOUNT     ACCOUNT    ACCOUNT   ACCOUNT      ACCOUNT    ACCOUNT    ACCOUNT    ACCOUNT   ACCOUNT
                          ---------   ----------  --------  --------  ------------- --------  ---------- ---------- --------
INCOME
 Dividends..............  $      --   $       --  $    --   $     --    $     --    $     --  $2,662,990 $1,164,550 $199,463
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     42,766       31,125    3,065     35,347       6,487      19,771     188,019    147,792    7,913
                          ---------   ----------  -------   --------    --------    --------  ---------- ---------- --------
 Net investment income
  (loss)................    (42,766)     (31,125)  (3,065)   (35,347)     (6,487)    (19,771)  2,474,971  1,016,758  191,550
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....  2,105,777      768,552    3,769     65,901      24,089     171,931   9,642,454  4,022,725  167,043
 End of period..........  2,708,687    2,199,216   44,807    494,214     175,471     632,159  10,410,830  6,408,615  140,279
                          ---------   ----------  -------   --------    --------    --------  ---------- ---------- --------
 Net change in
  unrealized
  appreciation
  (depreciation)........    602,910    1,430,664   41,038    428,313     151,382     460,228     768,376  2,385,890  (26,764)
 Net realized gain
  (loss) on investments.      2,792       32,052      305       (302)        793         635       4,426     23,389    1,502
                          ---------   ----------  -------   --------    --------    --------  ---------- ---------- --------
 Net realized and
  unrealized gain (loss)
  on investments........    605,702    1,462,716   41,343    428,011     152,175     460,863     772,802  2,409,279  (25,262)
                          ---------   ----------  -------   --------    --------    --------  ---------- ---------- --------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $ 562,936   $1,431,591  $38,278   $392,664    $145,688    $441,092  $3,247,773 $3,426,037 $166,288
                          =========   ==========  =======   ========    ========    ========  ========== ========== ========

                          VARIABLE
                          INSURANCE
                          PRODUCTS
                           FUND II
                          ---------  -----------
                            ASSET
                           MANAGER
                            SUB-
                           ACCOUNT      TOTAL
                          ---------  -----------
INCOME
 Dividends..............  $174,907   $ 4,787,452
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     8,876     2,212,421
                          --------   -----------
 Net investment income
  (loss)................   166,031     2,575,031
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....   269,255   101,153,516
 End of period..........   256,990   136,297,534
                          --------   -----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   (12,265)   35,144,018
 Net realized gain
  (loss) on investments.     2,495       302,908
                          --------   -----------
 Net realized and
  unrealized gain (loss)
  on investments........    (9,770)   35,446,926
                          --------   -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $156,261   $38,021,957
                          ========   ===========

                       See Notes to Financial Statements
                                                                             109

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)

                                                                              NEW ENGLAND ZENITH FUND
                          --------------------------------------------------------------------------------
                                                                                                  GROWTH
                            CAPITAL       BOND      MONEY     STOCK                   AVANTI       AND
                            GROWTH       INCOME     MARKET    INDEX      MANAGED      GROWTH      INCOME
                             SUB-         SUB-       SUB-      SUB-        SUB-        SUB-        SUB-
                            ACCOUNT     ACCOUNT    ACCOUNT   ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT
                          -----------  ----------  -------- ----------  ----------  ----------  ----------
INCOME
 Dividends..............  $        --  $       --  $564,140 $       --  $       --  $       --  $       --
EXPENSE
 Mortality and expense
  risk charge (Note 3)..      957,237      65,466    56,121     40,416      51,579      30,976      20,921
                          -----------  ----------  -------- ----------  ----------  ----------  ----------
 Net investment income
  (loss)................     (957,237)    (65,466)  508,019    (40,416)    (51,579)    (30,976)    (20,921)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....    9,892,073  (2,028,893)       -- (1,645,744)    703,242     205,680       1,918
 End of period..........   97,554,400     875,829        --    959,698   3,649,734   2,235,192   1,397,000
                          -----------  ----------  -------- ----------  ----------  ----------  ----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   87,662,327   2,904,722        --  2,605,442   2,946,492   2,029,512   1,395,082
 Net realized gain
  (loss) on investments.      472,396         591        --      1,234      14,137      10,282       3,797
                          -----------  ----------  -------- ----------  ----------  ----------  ----------
 Net realized and
  unrealized gain (loss)
  on investments........   88,134,723   2,905,313        --  2,606,676   2,960,629   2,039,794   1,398,879
                          -----------  ----------  -------- ----------  ----------  ----------  ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $87,177,486  $2,839,847  $508,019 $2,566,260  $2,909,050  $2,008,818  $1,377,958
                          ===========  ==========  ======== ==========  ==========  ==========  ==========

                       See Notes to Financial Statements.
110

                                                                                     VARIABLE INSURANCE
                                                                                       PRODUCTS  FUND
                          ---------------------------------------------------   -----------------------------
                           SMALL              EQUITY   INTERNATIONAL VENTURE      EQUITY               HIGH
                            CAP      BALANCED GROWTH      EQUITY     GROWTH       INCOME    OVERSEAS  INCOME
                            SUB-       SUB-    SUB-        SUB-       SUB-         SUB-       SUB-     SUB-
                          ACCOUNT    ACCOUNT  ACCOUNT     ACCOUNT    ACCOUNT     ACCOUNT    ACCOUNT   ACCOUNT
                          --------   -------- -------  ------------- -------    ---------- ---------- -------
INCOME
 Dividends..............  $     --     $ --   $    --     $    --    $    --    $1,740,446 $  282,520 $ 8,412
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     6,642       13       675         128        508        93,571    111,562   1,846
                          --------     ----   -------     -------    -------    ---------- ---------- -------
 Net investment income
  (loss)................    (6,642)     (13)     (675)       (128)      (508)    1,646,875    170,958   6,566
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....     4,662       --        --          --         --       149,659    260,895     213
 End of period..........   264,055      573    79,573      (3,820)    27,865     3,425,550  1,750,898  55,614
                          --------     ----   -------     -------    -------    ---------- ---------- -------
 Net change in
  unrealized
  appreciation
  (depreciation)........   259,393      573    79,573      (3,820)    27,865     3,275,891  1,490,003  55,401
 Net realized gain
  (loss) on investments.     1,553       52         6         (62)        33         2,706      3,044     932
                          --------     ----   -------     -------    -------    ---------- ---------- -------
 Net realized and
  unrealized gain (loss)
  on investments........   260,946      625    79,579      (3,882)    27,898     3,278,597  1,493,047  56,333
                          --------     ----   -------     -------    -------    ---------- ---------- -------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $254,304     $612   $78,904     $(4,010)   $27,390   $4,925,472 $1,664,005 $62,899
                          ========     ====   =======     =======    =======   ========== ========== =======
                          VARIABLE
                          INSURANCE
                          PRODUCTS
                           FUND II
                          --------- ------------
                            ASSET
                           MANAGER
                            SUB-
                           ACCOUNT     TOTAL
                          --------- ------------
INCOME
 Dividends..............   $11,896  $  2,607,414
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     3,303     1,440,964
                           -------  ------------
 Net investment income
  (loss)................     8,593     1,166,450
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....    (1,503)    7,542,202
 End of period..........    65,677   112,337,838
                           -------  ------------
 Net change in
  unrealized
  appreciation
  (depreciation)........    67,180   104,795,636
 Net realized gain
  (loss) on investments.     1,426       512,127
                           -------  ------------
 Net realized and
  unrealized gain (loss)
  on investments........    68,606   105,307,763
                           -------  ------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $77,199  $106,474,213
                          =======  ============

                       See Notes to Financial Statements.
                                                                             111

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                                    NEW ENGLAND ZENITH FUND
                   --------------------------------------------------------------------------------------------------------
                                                                                                     GROWTH
                     CAPITAL        BOND         MONEY         STOCK                    AVANTI         AND         SMALL
                      GROWTH       INCOME        MARKET        INDEX       MANAGED      GROWTH       INCOME         CAP
                       SUB-         SUB-          SUB-         SUB-         SUB-         SUB-         SUB-         SUB-
                     ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
FROM OPERATING
 ACTIVITIES
 Net investment
  income (loss)..  $ (1,966,878) $  (115,467) $    940,339  $  (139,612) $  (104,829) $   (94,795) $   (78,667) $  (105,626)
 Net realized and
  unrealized gain
  (loss) on
  investments....   110,601,850    1,470,895            --    7,801,370    4,976,100    3,123,613    4,188,774    4,074,882
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net Increase in
  net assets
  resulting from
  operations.....   108,634,972    1,355,428       940,339    7,661,758    4,871,271    3,028,818    4,110,107    3,969,256
FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company (Note
  4).............    56,520,652    4,346,975    55,787,399    4,588,248    3,007,426    3,903,848    2,907,098    5,749,209
 Net transfers
  (to) from other
  sub-accounts...     6,498,958      551,436   (44,595,358)   6,285,322      837,432    1,053,374    2,182,810    7,205,020
 Net transfers to
  New England
  Life Insurance
  Company........   (48,833,280)  (2,967,563)   (6,492,721)  (4,306,684)  (2,864,440)  (2,277,315)  (2,055,673)  (3,854,515)
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net increase in
  net assets
  resulting from
  policy related
  transactions...    14,186,330    1,930,848     4,699,320    6,566,886      980,418    2,679,907    3,034,235    9,099,714
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
 Net increase in
  net assets.....   122,821,302    3,286,276     5,639,659   14,228,644    5,851,689    5,708,725    7,144,342   13,068,970
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD..........   524,999,620   32,750,856    29,812,279   31,327,162   28,585,004   22,491,360   17,171,696   21,522,731
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS, AT
 END OF THE
 PERIOD..........  $647,820,922  $36,037,132  $ 35,451,938  $45,555,806  $34,436,693  $28,200,085  $24,316,038  $34,591,701
                   ============  ===========  ============  ===========  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements.
112

                    -----------------------------------------------------------------------------
                       U.S.                   EQUITY     INTERNATIONAL   VENTURE        BOND
                    GOVERNMENT   BALANCED     GROWTH        EQUITY        VALUE     OPPORTUNITIES
                       SUB-        SUB-        SUB-          SUB-         SUB-          SUB-
                     ACCOUNT     ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT
                    ----------  ----------  -----------  ------------- -----------  -------------
FROM OPERATING
 ACTIVITIES
 Net investment
  income (loss)..    $   (762)  $  (20,427) $  (109,997)  $  (20,925)  $   (99,056)   $ (2,694)
 Net realized and
  unrealized gain
  (loss) on
  investments....       1,984      437,782    5,112,737      502,389     4,976,219      14,874
                     --------   ----------  -----------   ----------   -----------    --------
 Net Increase in
  net assets
  resulting from
  operations.....       1,222      417,355    5,002,740      481,464     4,877,163      12,180
FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company (Note
  4).............          --    1,111,548    6,841,683    1,034,523     5,168,250          --
 Net transfers
  (to) from other
  sub-accounts...      59,973    1,505,370    3,134,758      553,175    11,036,004     412,666
 Net transfers to
  New England
  Life Insurance
  Company........      (4,549)    (778,663)  (4,118,880)    (685,646)   (4,200,493)    (22,466)
                     --------   ----------  -----------   ----------   -----------    --------
 Net increase in
  net assets
  resulting from
  policy related
  transactions...      55,424    1,838,255    5,857,561      902,052    12,003,761     390,200
                     --------   ----------  -----------   ----------   -----------    --------
 Net increase in
  net assets.....      56,646    2,255,610   10,860,301    1,383,516    16,880,924     402,380
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD..........      46,037    3,233,409   22,070,282    4,237,975    16,661,970      26,768
                     --------   ----------  -----------   ----------   -----------    --------
NET ASSETS, AT
 END OF THE
 PERIOD..........    $102,683   $5,489,019  $32,930,583   $5,621,491   $33,542,894    $429,148
                     ========   ==========  ===========   ==========   ===========    ========
                                                          VARIABLE
                                                         INSURANCE
                           VARIABLE INSURANCE             PRODUCTS
                             PRODUCTS FUND                FUND II
                   ------------------------------------  ---------
                     EQUITY-                    HIGH       ASSET
                     INCOME      OVERSEAS      INCOME     MANAGER
                      SUB-         SUB-         SUB-        SUB-
                     ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT         TOTAL
                   -----------  -----------  ----------  ----------   ---------------
FROM OPERATING
 ACTIVITIES
 Net investment
  income (loss)..  $ 8,568,929  $ 5,221,344  $  375,977  $  513,629   $   12,760,483
 Net realized and
  unrealized gain
  (loss) on
  investments....    5,546,149    5,123,309       8,557     (25,491)     157,935,993
                   -----------  -----------  ----------  ----------   ---------------
 Net Increase in
  net assets
  resulting from
  operations.....   14,115,078   10,344,653     384,534     488,138      170,696,476
FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company (Note
  4).............   11,959,647    8,382,629     846,296     779,767      172,935,198
 Net transfers
  (to) from other
  sub-accounts...    1,066,910    1,507,769     700,799       3,582               --
 Net transfers to
  New England
  Life Insurance
  Company........   (6,815,689)  (4,898,376)   (671,528)   (349,759)     (96,198,240)
                   -----------  -----------  ----------  ----------   ---------------
 Net increase in
  net assets
  resulting from
  policy related
  transactions...    6,210,868    4,992,022     875,567     433,590       76,736,958
                   -----------  -----------  ----------  ----------   ---------------
 Net increase in
  net assets.....   20,325,946   15,336,675   1,260,101     921,728      247,433,434
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD..........   72,359,572   51,409,341   4,098,641   3,580,095      886,384,798
                   -----------  -----------  ----------  ----------   ---------------
NET ASSETS, AT
 END OF THE
 PERIOD..........  $92,685,518  $66,746,016  $5,358,742  $4,501,823   $1,133,818,232
                   ===========  ===========  ==========  ==========   ===============

                       See Notes to Financial Statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED)


                                                                                NEW ENGLAND ZENITH FUND
                          -----------------------------------------------------------------------------------
                            CAPITAL        BOND         MONEY         STOCK                    AVANTI
                             GROWTH       INCOME        MARKET        INDEX       MANAGED      GROWTH
                              SUB-         SUB-          SUB-         SUB-         SUB-         SUB-
                            ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT
                          ------------  -----------  ------------  -----------  -----------  -----------
FROM OPERATING
 ACTIVITIES
 Net investment income
  (loss)................  $ (1,359,863) $   (89,218) $    514,434  $   (70,375) $   (71,483) $   (59,213)
 Net realized and
  unrealized gain (loss)
  on investments........    24,091,833     (497,120)           --    2,228,855    1,310,837    2,014,662
                          ------------  -----------  ------------  -----------  -----------  -----------
 Increase (decrease) in
  net assets resulting
  from operations.......    22,731,970     (586,338)      514,434    2,158,480    1,239,354    1,955,449
FROM POLICY-RELATED
 TRANSACTIONS
 Net premiums
  transferred from New
  England Life Insurance
  Company (Note 4)......    53,435,648    4,218,292    33,049,580    2,902,396    2,664,297    3,149,453
 Net transfers (to) from
  other sub-accounts....     1,339,350      592,254   (28,343,980)   2,111,786      190,777    1,126,268
 Net transfers to New
  England Life Insurance
  Company...............   (38,294,306)  (2,633,015)   (3,802,787)  (2,505,089)  (1,948,255)  (2,324,302)
                          ------------  -----------  ------------  -----------  -----------  -----------
 Increase in net assets
  resulting from policy
  related transactions..    16,480,692    2,177,531       902,813    2,509,093      906,819    1,951,419
                          ------------  -----------  ------------  -----------  -----------  -----------
 Net increase in net
  assets................    39,212,662    1,591,193     1,417,247    4,667,573    2,146,173    3,906,868
NET ASSETS, AT BEGINNING
 OF THE PERIOD..........   394,834,656   26,679,137    19,431,856   18,575,150   21,999,000   14,337,457
                          ------------  -----------  ------------  -----------  -----------  -----------
NET ASSETS, AT END OF
 THE PERIOD.............  $434,047,318  $28,270,330  $ 20,849,103  $23,242,723  $24,145,173  $18,244,325
                          ============  ===========  ============  ===========  ===========  ===========


                       See Notes to Financial Statements.
114

                          -----------------------------------------------------------------------------
                                           SMALL                   EQUITY     INTERNATIONAL   VENTURE
                          GROWTH AND        CAP       BALANCED     GROWTH        EQUITY        VALUE
                          INCOME SUB-      SUB-         SUB-        SUB-          SUB-         SUB-
                            ACCOUNT       ACCOUNT     ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT
                          -----------   -----------  ----------  -----------  ------------- -----------
FROM OPERATING
 ACTIVITIES
 Net investment income
  (loss)................  $   (42,766)  $   (31,125) $   (3,065) $   (35,347)  $   (6,487)  $   (19,771)
 Net realized and
  unrealized gain (loss)
  on investments........      605,702     1,462,716      41,343      428,011      152,175       460,863
                          -----------   -----------  ----------  -----------   ----------   -----------
 Increase (decrease) in
  net assets resulting
  from operations.......      562,936     1,431,591      38,278      392,664      145,688       441,092
FROM POLICY-RELATED
 TRANSACTIONS
 Net premiums
  transferred from New
  England Life Insurance
  Company (Note 4)......    2,342,172     1,905,133     242,433    3,550,409      546,876     1,778,905
 Net transfers (to) from
  other sub-accounts....    1,245,146     2,952,358     794,239    7,071,895    1,398,090     3,421,648
 Net transfers to New
  England Life Insurance
  Company...............   (1,400,233)   (1,548,285)   (233,889)  (2,842,352)    (411,886)   (1,418,288)
                          -----------   -----------  ----------  -----------   ----------   -----------
 Increase in net assets
  resulting from policy
  related transactions..    2,187,085     3,309,206     802,783    7,779,952    1,533,080     3,782,265
                          -----------   -----------  ----------  -----------   ----------   -----------
 Net increase in net
  assets................    2,750,021     4,740,797     841,061    8,172,616    1,678,768     4,223,357
NET ASSETS, AT BEGINNING
 OF THE PERIOD..........   10,310,478     6,544,996     418,211    5,712,498      953,848     3,386,440
                          -----------   -----------  ----------  -----------   ----------   -----------
NET ASSETS, AT END OF
 THE PERIOD.............  $13,060,499   $11,285,793  $1,259,272  $13,885,114   $2,632,616   $ 7,609,797
                          ===========   ===========  ==========  ===========   ==========   ===========

                                                                  VARIABLE
                                                                 INSURANCE
                                   VARIABLE INSURANCE             PRODUCTS
                                     PRODUCTS FUND                FUND II
                           ------------------------------------  ---------
                             EQUITY-                    HIGH       ASSET
                             INCOME      OVERSEAS      INCOME     MANAGER
                              SUB-         SUB-         SUB-        SUB-
                             ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT          TOTAL
                           -----------  -----------  ----------  ----------    -------------
FROM OPERATING
 ACTIVITIES
 Net investment income
  (loss)................   $ 2,474,971  $ 1,016,758  $  191,550  $  166,031    $  2,575,031
 Net realized and
  unrealized gain (loss)
  on investments........       772,802    2,409,279     (25,262)     (9,770)     35,446,926
                           -----------  -----------  ----------  ----------    -------------
 Increase (decrease) in
  net assets resulting
  from operations.......     3,247,773    3,426,037     166,288     156,261      38,021,957
FROM POLICY-RELATED
 TRANSACTIONS
 Net premiums
  transferred from New
  England Life Insurance
  Company (Note 4)......     9,205,421    8,101,022     427,597     577,897     128,097,531
 Net transfers (to) from
  other sub-accounts....     5,173,468       76,744     483,284     366,673)             --
 Net transfers to New
  England Life Insurance
  Company...............    (6,412,413)  (5,503,590)   (252,768)   (356,241)    (71,887,699)
                           -----------  -----------  ----------  ----------    -------------
 Increase in net assets
  resulting from policy
  related transactions..     7,966,476    2,674,176     658,113     588,329      56,209,832
                           -----------  -----------  ----------  ----------    -------------
 Net increase in net
  assets................    11,214,249    6,100,213     824,401     744,590      94,231,789
NET ASSETS, AT BEGINNING
 OF THE PERIOD..........    47,352,852   38,382,219   1,742,493   1,972,993     612,634,284
                           -----------  -----------  ----------  ----------    -------------
NET ASSETS, AT END OF
 THE PERIOD.............   $58,567,101  $44,482,432  $2,566,894  $2,717,583    $706,866,073
                           ===========  ===========  ==========  ==========    =============

                       See Notes to Financial Statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)

                                                                                NEW ENGLAND ZENITH FUND
                          -----------------------------------------------------------------------------
                            CAPITAL
                             GROWTH        BOND         MONEY        STOCK                    AVANTI
                              SUB-        INCOME       MARKET        INDEX       MANAGED      GROWTH
                            ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                          ------------  -----------  -----------  -----------  -----------  -----------
FROM OPERATING
 ACTIVITIES
 Net investment income
  (loss)................  $   (957,237) $   (65,466) $   508,019  $   (40,416) $   (51,579) $   (30,976)
 Net realized and
  unrealized gain (loss)
  on investments........    88,134,723    2,905,313           --    2,606,676    2,960,629    2,039,794
                          ------------  -----------  -----------  -----------  -----------  -----------
 Increase (decrease) in
  net assets resulting
  from operations.......    87,177,486    2,839,847      508,019    2,566,260    2,909,050    2,008,818
FROM POLICY-RELATED
 TRANSACTIONS
 Net premiums
  transferred from New
  England Life Insurance
  Company (Note 4)......    49,734,998    3,544,173   18,550,018    2,071,157    2,195,879    2,349,422
 Net transfers (to) from
  other sub-accounts....    (6,736,788)   1,120,498  (16,699,146)   1,420,830      263,128    1,761,125
 Net transfers to New
  England Life Insurance
  Company...............   (33,892,334)  (2,096,225)  (2,543,340)  (1,506,471)  (1,743,836)  (1,650,709)
                          ------------  -----------  -----------  -----------  -----------  -----------
 Increase (decrease) in
  net assets resulting
  from policy related
  transactions..........     9,105,876    2,568,446     (692,468)   1,985,516      715,171    2,459,838
                          ------------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
  in net assets.........    96,283,362    5,408,293     (184,449)   4,551,776    3,624,221    4,468,656
NET ASSETS, AT BEGINNING
 OF THE PERIOD..........   249,494,737   16,750,131   16,880,743    9,678,964   14,759,578    6,411,211
                          ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS, AT END OF
 THE PERIOD.............  $345,778,099  $22,158,424  $16,696,294  $14,230,740  $18,383,799  $10,879,867
                          ============  ===========  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements.
116

                           ---------------------------------------------------------------------
                             GROWTH
                              AND         SMALL                 EQUITY    INTERNATIONAL VENTURE
                             INCOME        CAP      BALANCED    GROWTH       EQUITY      GROWTH
                              SUB-         SUB-       SUB-       SUB-         SUB-        SUB-
                            ACCOUNT      ACCOUNT    ACCOUNT    ACCOUNT       ACCOUNT    ACCOUNT
                           ----------   ----------  --------  ----------  ------------- --------
FROM OPERATING
 ACTIVITIES
 Net investment income
  (loss)................   $  (20,921)  $   (6,642) $   (13)  $     (675)   $   (128)   $   (508)
 Net realized and
  unrealized gain (loss)
  on investments........    1,398,879      260,946      625       79,579      (3,882)     27,898
                           ----------   ----------  -------   ----------    --------    --------
 Increase (decrease) in
  net assets resulting
  from operations.......    1,377,958      254,304      612       78,904      (4,010)     27,390
FROM POLICY-RELATED
 TRANSACTIONS
 Net premiums
  transferred from New
  England Life Insurance
  Company (Note 4)......    1,497,200      674,650      900       24,947       9,485      24,004
 Net transfers (to) from
  other sub-accounts....    1,634,366    3,015,492   54,304    1,247,281     279,885     898,179
 Net transfers to New
  England Life Insurance
  Company...............   (1,125,185)    (806,258)  (5,066)    (179,460)    (42,059)   (127,498)
                           ----------   ----------  -------   ----------    --------    --------
 Increase (decrease) in
  net assets resulting
  from policy related
  transactions..........    2,006,381    2,883,884   50,138    1,092,768     247,311     794,685
                           ----------   ----------  -------   ----------    --------    --------
 Net increase (decrease)
  in net assets.........    3,384,339    3,138,188   50,750    1,171,672     243,301     822,075
NET ASSETS, AT BEGINNING
 OF THE PERIOD..........    4,092,981      190,830       --           --          --          --
                           ----------   ----------  -------   ----------    --------    --------
NET ASSETS, AT END OF
 THE PERIOD.............   $7,477,320   $3,329,018  $50,750   $1,171,672    $243,301    $822,075
                           ==========   ==========  =======   ==========    ========    ========
                                                                VARIABLE
                                                               INSURANCE
                                  VARIABLE INSURANCE            PRODUCTS
                                    PRODUCTS FUND               FUND II
                           ----------------------------------  ----------   -------------
                                                       HIGH      ASSET
                             EQUITY                   INCOME    MANAGER
                             INCOME      OVERSEAS      SUB-       SUB-
                           SUB-ACCOUNT  SUB-ACCOUNT  ACCOUNT    ACCOUNT        TOTAL
                           -----------  -----------  --------  ----------   -------------
FROM OPERATING
 ACTIVITIES
 Net investment income
  (loss)................   $ 1,646,875  $   170,958  $  6,566  $    8,593   $  1,166,450
 Net realized and
  unrealized gain (loss)
  on investments........    3,278,597    1,493,047    56,333      68,606    105,307,763
                          -----------  -----------  --------  ----------   -------------
 Increase (decrease) in
  net assets resulting
  from operations.......    4,925,472    1,664,005    62,899      77,199    106,474,213
FROM POLICY-RELATED
 TRANSACTIONS
 Net premiums
  transferred from New
  England Life Insurance
  Company (Note 4)......    6,224,222    8,425,634   112,982     270,411     95,710,082
 Net transfers (to) from
  other sub-accounts....    8,902,110      492,201   973,615   1,372,920             --
 Net transfers to New
  England Life Insurance
  Company...............   (4,621,563)  (4,184,101) (198,454)   (440,380)   (55,162,939)
                          -----------  -----------  --------  ----------   -------------
 Increase (decrease) in
  net assets resulting
  from policy related
  transactions..........   10,504,769    4,733,734   888,143   1,202,951     40,547,143
                          -----------  -----------  --------  ----------   -------------
 Net increase (decrease)
  in net assets.........   15,430,241    6,397,739   951,042   1,280,150    147,021,356
NET ASSETS, AT BEGINNING
 OF THE PERIOD..........   19,132,167   27,868,832    30,422     200,694    365,491,290
                          -----------  -----------  --------  ----------   -------------
NET ASSETS, AT END OF
 THE PERIOD.............  $34,562,408  $34,266,571  $981,464  $1,480,844   $512,512,646
                          ===========  ===========  ========  ==========   =============

                       See Notes to Financial Statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS. New England Variable Life Separate Account (the "Account") of New England Life Insurance Company ("NELICO"), formerly New England Variable Life Insurance Company ("NEVLICO"), was established by NELICO's Board of Directors on January 31, 1983 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO.

Effective with the merger on August 30, 1996 of New England Mutual Life Insurance Company ("NEMLICO") and Metropolitan Life Insurance Company ("MLI"), NEMLICO ceased to exist, with MLI as the surviving company of the merger. NELICO then became an indirect wholly-owned subsidiary of MLI.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS. The Account has eighteen investment sub-accounts each of which invest in the shares of one portfolio of the New England Zenith Fund ("Zenith Fund"), the Variable Insurance Products Fund or the Variable Insurance Products Fund II. The portfolios of the Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II are diversified, open-end management investment companies. The Account purchases or redeems shares of the eighteen Eligible Funds based on the amount of net premiums invested in the Account, transfers among the sub-accounts, policy loans, surrender payments, and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISK CHARGES. NELICO charges the Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Currently, the charges are made daily at an annual rate of .35% of the Account assets attributable to fixed premium ("Zenith Life") variable life policies, .45% of the Account assets attributable to single premium ("Zenith Life One") variable life policies, .60% of the Account assets attributable to variable ordinary ("Zenith Life Plus" and "Zenith Life Plus II") life policies and limited payment ("Zenith Life Executive 65") variable life policies, .90% of the Account assets attributable to variable survivorship ("Zenith Survivorship Life") life policies, and .75% of the Accounts assets attributable to flexible premium ("Zenith Flexible Life") variable life policies. For the modified single premium ("American Gateway") variable life policies mortality and expense risk charges are not charged against the sub-account assets but are deducted from the policy cash value monthly at an annual rate of .90%.

4. NET PREMIUM TRANSFERS AND DEDUCTIONS FROM CASH VALUE. Certain deductions are made from each premium payment paid to NELICO to arrive at a net premium that is transferred to the Account. Certain deductions are made from cash value in the sub-accounts. These deductions, depending on the policy, could include sales load, administrative charges, premium tax charges, risk charges, cost of insurance charges, and charges for rider benefits and special risk charges.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


5. FEDERAL INCOME TAXES. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

6. INVESTMENT ADVISERS. The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. TNE Advisers, Inc., which is an indirect subsidiary of NELICO, Capital Growth Management Limited Partnership ("CGM"), and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

        SERIES                ADVISER                    SUB-ADVISER
        ------           ------------------ -------------------------------------
Capital Growth           CGM*
Back Bay Advisors Money
 Market                  TNE Advisers, Inc. Back Bay Advisors, L.P.*
Back Bay Advisors Bond
 Income                  TNE Advisers, Inc. Back Bay Advisors, L.P.*
Back Bay Advisors
 Managed                 TNE Advisers, Inc. Back Bay Advisors, L.P.*
Westpeak Stock Index     TNE Advisers, Inc. Westpeak Investment Advisors, L.P.*
Westpeak Growth and
 Income                  TNE Advisers, Inc. Westpeak Investment Advisors, L.P.*
Loomis Sayles Avanti
 Growth                  TNE Advisers, Inc. Loomis, Sayles & Company, L.P.*
Loomis Sayles Small Cap  TNE Advisers, Inc. Loomis, Sayles & Company, L.P.*
Loomis Sayles Balanced   TNE Advisers, Inc. Loomis, Sayles & Company, L.P.*
Morgan Stanley
 International Magnum
 Equity                  TNE Advisers, Inc. Morgan Stanley Asset Management Inc.
Davis Venture Value      TNE Advisers, Inc. Davis Selected Advisers, L.P.
Alger Equity Growth      TNE Advisers, Inc. Fred Alger Management, Inc.
Salomon Brothers U.S.
 Government              TNE Advisers, Inc. Salomon Brothers Asset Management Inc
Salomon Brothers
 Strategic Bond
 Opportunities           TNE Advisers, Inc. Salomon Brothers Asset Management Inc

* An affiliate of NELICO

Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series and a new Sub-advisory agreement between TNE Advisers, Inc. and Morgan Stanley Asset Management Inc. went into effect replacing the prior Sub-advisory agreement between TNE Advisers, Inc. and Draycott Partners, Ltd.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


7. INVESTMENT PURCHASES AND SALES. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the six months ended June 30, 1997:

                                                       PURCHASES     SALES
                                                      ----------- -----------
   Capital Growth Series                              $93,092,813 $73,998,817
   Back Bay Advisors Money Market Series               84,253,224  76,284,463
   Back Bay Advisors Bond Income Series                 8,601,049   6,832,575
   Back Bay Advisors Managed Series                     6,285,601   4,976,804
   Westpeak Stock Index Series                         14,017,967   6,497,165
   Westpeak Growth and Income Series                    7,259,681   4,045,407
   Loomis Sayles Avanti Growth Series                   8,177,500   5,399,589
   Loomis Sayles Small Cap Series                      16,649,945   6,072,223
   Loomis Sayles Balanced Series                        3,371,630   1,362,224
   Morgan Stanley International Magnum Equity Series    3,014,481   1,844,458
   Davis Venture Value Series                          18,500,924   4,670,828
   Alger Equity Growth Series                          13,715,910   6,367,926
   Salomon Brothers U.S. Government Series                113,938      55,877
   Salomon Brothers Strategic Bond Opportunities
    Series                                                414,683       3,481
   VIP Equity-Income Portfolio                         29,838,166  14,861,047
   VIP Overseas Portfolio                              22,461,113  12,408,580
   VIP High Income Portfolio                            2,866,338   1,460,082
   VIP II Asset Manager Portfolio                       2,400,907   1,347,147

[LOGO APPEARS HERE]                                                  Bulk Rate
                                                                        U.S.
                                                                      Postage
                                                                        PAID
                                                                     Hudson, MA
                                                                     Permit No.
                                                                         19

NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MASSACHUSETTS 02116


EQUAL OPPORTUNITY EMPLOYER M/F
(C) 1997 NEW ENGLAND LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

This booklet has been prepared for variable contract owners of New England Life Insurance Company.


VL VIP



(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III
MONEY MARKET PORTFOLIO
INVESTMENT GRADE BOND PORTFOLIO
HIGH INCOME PORTFOLIO
ASSET MANAGER PORTFOLIO
BALANCED PORTFOLIO
ASSET MANAGER: GROWTH PORTFOLIO
EQUITY-INCOME PORTFOLIO
GROWTH & INCOME PORTFOLIO
INDEX 500 PORTFOLIO
GROWTH OPPORTUNITIES PORTFOLIO
CONTRAFUND PORTFOLIO
GROWTH PORTFOLIO
OVERSEAS PORTFOLIO
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


MONEY MARKET PORTFOLIO            4     PERFORMANCE
                                  5     FUND TALK: THE MANAGER'S OVERVIEW
                                  6     INVESTMENTS
                                  9     FINANCIAL STATEMENTS

INVESTMENT GRADE BOND PORTFOLIO   11    PERFORMANCE AND INVESTMENT SUMMARY
                                  12    FUND TALK: THE MANAGER'S OVERVIEW
                                  13    INVESTMENTS
                                  18    FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO             20    PERFORMANCE AND INVESTMENT SUMMARY
                                  21    FUND TALK: THE MANAGER'S OVERVIEW
                                  22    INVESTMENTS
                                  30    FINANCIAL STATEMENTS

ASSET MANAGER PORTFOLIO           32    PERFORMANCE AND INVESTMENT SUMMARY
                                  33    FUND TALK: THE MANAGERS' OVERVIEW
                                  35    INVESTMENTS
                                  48    FINANCIAL STATEMENTS

BALANCED PORTFOLIO                50    PERFORMANCE AND INVESTMENT SUMMARY
                                  51    FUND TALK: THE MANAGER'S OVERVIEW
                                  52    INVESTMENTS
                                  61    FINANCIAL STATEMENTS

ASSET MANAGER: GROWTH PORTFOLIO   63    PERFORMANCE AND INVESTMENT SUMMARY
                                  64    FUND TALK: THE MANAGERS' OVERVIEW
                                  66    INVESTMENTS
                                  78    FINANCIAL STATEMENTS

EQUITY-INCOME PORTFOLIO           80    PERFORMANCE AND INVESTMENT SUMMARY
                                  81    FUND TALK: THE MANAGER'S OVERVIEW
                                  82    INVESTMENTS
                                  87    FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO         89    PERFORMANCE AND INVESTMENT SUMMARY
                                  90    FUND TALK: THE MANAGER'S OVERVIEW
                                  91    INVESTMENTS
                                  95    FINANCIAL STATEMENTS

INDEX 500 PORTFOLIO               97    PERFORMANCE AND INVESTMENT SUMMARY
                                  98    FUND TALK: THE MANAGER'S OVERVIEW
                                  99    INVESTMENTS
                                  105   FINANCIAL STATEMENTS

GROWTH OPPORTUNITIES PORTFOLIO    107   PERFORMANCE AND INVESTMENT SUMMARY
                                  108   FUND TALK: THE MANAGER'S OVERVIEW
                                  109   INVESTMENTS
                                  113   FINANCIAL STATEMENTS

CONTRAFUND PORTFOLIO              115   PERFORMANCE AND INVESTMENT SUMMARY
                                  116   FUND TALK: THE MANAGER'S OVERVIEW
                                  117   INVESTMENTS
                                  126   FINANCIAL STATEMENTS

GROWTH PORTFOLIO                  128   PERFORMANCE AND INVESTMENT SUMMARY
                                  129   FUND TALK: THE MANAGER'S OVERVIEW
                                  130   INVESTMENTS
                                  134   FINANCIAL STATEMENTS

OVERSEAS PORTFOLIO                136   PERFORMANCE AND INVESTMENT SUMMARY
                                  137   FUND TALK: THE MANAGER'S OVERVIEW
                                  138   INVESTMENTS
                                  143   FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS     145   NOTES TO THE FINANCIAL STATEMENTS



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
PERFORMANCE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED    PAST 1   PAST 5   PAST 10
JUNE 30, 1997    YEAR     YEARS    YEARS

MONEY MARKET     5.42%    4.64%    5.93%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
If Fidelity had not reimbursed certain fund expenses, the past five and 10 year total returns would have been lower. Yield will vary.
YIELD
Row: 1, Col: 1, Value: 5.37
Row: 1, Col: 2, Value: 2.65
Row: 2, Col: 1, Value: 5.19
Row: 2, Col: 2, Value: 2.63
Row: 3, Col: 1, Value: 5.28
Row: 3, Col: 2, Value: 2.64
Row: 4, Col: 1, Value: 5.3
Row: 4, Col: 2, Value: 2.67
Row: 5, Col: 1, Value: 5.159999999999999
Row: 5, Col: 2, Value: 2.66
Money Market
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
  7/2/97 4/2/97 12/30/96 10/2/96 6/26/96

 MONEY MARKET 5.37% 5.19% 5.28% 5.30% 5.16%

 MMDA 2.65% 2.63% 2.64% 2.67% 2.66%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR. TM

COMPARING PERFORMANCE
There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
Government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.
Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Robert Duby became
Portfolio Manager of
Money Market Portfolio
on April 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS, BOB?
A. Most market observers have been surprised at the strength of the economy over the past six months. While economic growth slowed unexpectedly in the second quarter of 1997 from the rapid pace of the first quarter, the economy remains quite healthy. Earlier in 1997, the Federal Reserve Board felt that we would see this economic growth translate into inflationary pressure. Speaking before Congress in February, Fed Chairman Alan Greenspan indicated the Fed's tendency to strike pre-emptively against inflation. That is, he said the Fed might raise the rates banks charge each other for overnight loans - known as the fed funds rate - even before inflation appeared, to slow the economy down and head off potential inflation. The Fed followed through by raising the fed funds rate by 0.25% to 5.50% at its March meeting. Most market participants felt the Fed would raise rates again in May, but it did not. Economic growth tailed off and there were very few signs of inflation. That backdrop, coupled with political pressure from many who were unhappy with the Fed's pre-emptive stance, convinced the Fed to stand pat through the end of the period. At this point, it appears that the Fed has shifted its stance from one that is pre-emptive to one that is more reactive.
Q. HOW WAS THE FUND MANAGED DURING THIS PERIOD?
A. The fund was positioned more aggressively in the first quarter than in the second. As the first quarter unfolded and interest rates rose in anticipation of the Fed's March move to raise the fed funds rate, the fund employed what is known as a barbell strategy - concentrating investments on either end of the maturity spectrum - purchasing overnight to two-month securities on the one hand and one-year bank investments on the other. Both areas were offering attractive rates, with one-year securities at about a 6.20% annual rate and overnight securities offering a 5.25% rate. The fund's approach became more cautious in the second quarter as the Fed's May meeting approached and it appeared rates would rise again. As the one-year rate fell toward 5.85% and the overnight rate stood at 5.50%, there were less appealing yield opportunities on the longer end of the maturity spectrum. At the end of the period, the fund's average maturity stood at 44 days, a range that reflects a more neutral interest rate outlook.
Q. WHAT'S YOUR OUTLOOK?
A. While it softened in the second quarter, overall economic growth remains fairly strong. Consumer spending is robust and confidence is quite high. As a result, I expect some inflationary pressures to arise as we head into the fall. At that point, I would expect the Fed to raise interest rates slightly if growth proves to be stronger and if some inflationary pressure builds up. In addition, I believe that any program of rate increases by the Fed will be gradual, where the Fed raises interest rates, then waits a month or two to gauge the effect.



FUND FACTS
GOAL: income and share price stability by investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of June 30, 1997, more than
$1.0 billion
MANAGER: Robert Duby, since April 1997;
joined Fidelity in 1982
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


BANKERS' ACCEPTANCES - 1.0%
DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
Chase Manhattan Bank
8/22/97 5.82% $ 7,000,000 $ 6,942,569
Royal Bank of Canada
7/7/97 5.58  4,000,000  3,996,300
TOTAL BANKERS' ACCEPTANCES   10,938,869
CERTIFICATES OF DEPOSIT - 41.2%
DOMESTIC CERTIFICATES OF DEPOSIT - 2.3%
Chase Manhattan Bank (USA)
7/28/97 5.55  5,000,000  5,000,000
CoreStates Capital Corp.
7/10/97 5.66 (a)  10,000,000  9,998,668
Morgan Guaranty Trust, NY
8/12/97 5.78  4,000,000  3,999,739
8/12/97 5.80  5,000,000  4,999,599
    23,998,006
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.9%
ABN-AMRO Bank
12/23/97 5.70  5,000,000  4,998,849
Bank of Montreal
7/1/97 5.55  5,000,000  5,000,000
    9,998,849
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 31.3%
Bank of Nova Scotia
4/1/98 6.20  6,000,000  5,997,422
Bank of Tokyo - Mitsubishi Ltd.
7/10/97 5.83  4,000,000  4,000,000
8/6/97 5.85  4,000,000  4,000,000
8/13/97 5.82  2,000,000  2,000,000
8/27/97 5.75  5,000,000  5,000,000
8/29/97 5.79  2,000,000  2,000,000
9/30/97 5.76  6,000,000  6,000,000
Banque Nationale de Paris
7/21/97 5.63  2,000,000  2,000,000
9/30/97 5.85  5,000,000  5,000,000
Barclays U.S. Funding Corp.
7/7/97 5.56  15,000,000  15,000,000
Bayerische Hypotheken-und Weschel
7/23/97 5.56  3,000,000  3,000,000
8/11/97 5.68  10,000,000  10,000,000
Bayerische Vereinsbank A.G.
7/14/97 5.56  5,000,000  5,000,000
Caisse Nationale de Credit Agricole
7/21/97 5.60  30,000,000  30,000,000
11/13/97 5.86  2,000,000  2,000,000
Canadian Imperial Bank of Commerce
7/21/97 5.61  5,000,000  5,000,000
Commerzbank, Germany
7/7/97 5.56  8,000,000  8,000,000
Deutsche Bank, Germany A.G.
7/9/97 5.56  20,000,000  20,000,000
Landesbank Hessen - Thuringen
9/5/97 6.20  15,000,000  15,000,259
9/11/97 6.11  14,000,000  13,999,473
National Westminster Bank, PLC
7/9/97 5.56  25,000,000  25,000,000
8/5/97 5.50  5,000,000  5,000,000

DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
Royal Bank of Canada
8/13/97 5.80% $ 5,000,000 $ 4,999,589
Sanwa Bank Ltd. Japan
7/10/97 5.81  4,000,000  4,000,000
7/21/97 5.82  11,000,000  11,000,000
8/1/97 5.85  3,000,000  3,000,000
8/27/97 5.75  2,000,000  2,000,000
Societe Generale, France
7/11/97 5.70  5,000,000  5,000,000
7/28/97 5.55  17,000,000  17,000,000
8/7/97 5.52  10,000,000  10,000,000
11/12/97 5.90  5,000,000  5,000,000
Sumitomo Bank, Ltd.
7/21/97 5.79  4,000,000  4,000,000
7/29/97 5.75  2,000,000  2,000,000
8/4/97 5.75  2,000,000  2,000,000
8/4/97 5.75  2,000,000  2,000,000
8/19/97 5.75  2,000,000  2,000,000
8/25/97 5.75  3,000,000  3,000,000
Swiss Bank Corp.
7/22/97 5.53  12,000,000  12,000,000
8/4/97 5.50  12,000,000  12,000,000
12/22/97 5.99  8,000,000  8,000,000
2/23/98 5.80  20,000,000  20,000,000
Westdeutsche Landesbank
7/14/97 5.56  15,000,000  15,000,000
    336,996,743
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 6.7%
ABN-AMRO Bank
7/24/97 5.45  5,000,000  5,000,055
9/22/97 5.65  1,000,000  1,000,023
Abbey National, Treasury Services
7/22/97 5.60  10,000,000  10,000,000
7/28/97 5.72  10,000,000  10,000,000
9/24/97 5.65  18,000,000  18,000,000
3/4/98 5.87  5,000,000  5,000,000
Bank of Nova Scotia
7/23/97 5.60  4,000,000  4,000,000
11/12/97 5.86  4,000,000  4,000,000
Bayerische Landesbank Girozentrale
7/7/97 5.56  4,000,000  3,999,966
12/31/97 5.75  2,000,000  2,000,090
Bayerische Vereinsbank A.G.
9/17/97 5.65  2,000,000  1,999,946
12/29/97 5.75  5,000,000  5,000,122
National Australia Bank
9/23/97 5.65  2,000,000  2,000,000
    72,000,202
TOTAL CERTIFICATES OF DEPOSIT   442,993,800
COMMERCIAL PAPER - 32.7%
Abbey National, North America
7/18/97 5.70  6,000,000  5,984,077
AC Acquisition Holding Company
7/7/97 5.60  3,000,000  2,997,220
7/11/97 5.63  4,100,000  4,093,622
8/27/97 5.62  2,000,000  1,982,393
COMMERCIAL PAPER - CONTINUED
DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
American Home Products
7/16/97 5.58% $ 5,000,000 $ 4,988,438
Asset Securitization Coop. Corp.
8/21/97 5.61  6,000,000  5,952,740
Associates Corp. of North America
7/1/97 5.69  5,000,000  5,000,000
Bear Stearns Cos., Inc.
7/9/97 5.60  3,000,000  2,996,293
7/10/97 5.61  2,000,000  1,997,215
Berliner Handels-und Frankfurter Bank
7/7/97 5.57  2,000,000  1,998,153
BHF Finance (Delaware), Inc.
7/11/97 5.62  1,000,000  998,444
BMW US Capital Corp.
7/9/97 5.60  2,188,000  2,185,297
7/7/97 5.63  1,000,000  999,067
7/15/97 5.60  3,000,000  2,993,502
8/5/97 5.64  2,600,000  2,585,844
8/12/97 5.61  2,000,000  1,987,003
8/25/97 5.62  1,100,000  1,090,639
Chrysler Financial Corporation
8/4/97 5.66  2,000,000  1,989,384
8/5/97 5.66  1,000,000  994,536
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/7/97 5.61  6,000,000  5,994,420
CIT Group Holdings, Inc.
7/1/97 6.30  10,000,000  10,000,000
Cregem North America, Inc.
7/11/97 5.72  2,300,000  2,296,397
9/18/97 5.65  2,000,000  1,975,554
9/23/97 5.66  1,000,000  986,980
9/24/97 5.66  1,000,000  986,825
Enterprise Funding Corp.
7/7/97 5.57  5,000,000  4,995,375
7/7/97 5.63  2,672,000  2,669,506
7/21/97 5.61  1,687,000  1,681,780
7/22/97 5.76  3,000,000  2,990,060
8/19/97 5.67  1,000,000  992,351
Fina Oil and Chemical Company
8/28/97 5.64  10,000,000  9,910,100
Ford Motor Credit Corp.
7/14/97 5.70  10,000,000  9,979,669
7/21/97 5.62  11,000,000  10,965,961
7/23/97 5.61  6,000,000  5,979,613
Generale Bank
7/30/97 5.53  5,000,000  4,978,331
General Electric Capital Corp.
7/7/97 5.50  10,000,000  9,991,000
7/28/97 5.52  10,000,000  9,959,725
9/17/97 5.64  10,000,000  9,879,533
9/22/97 5.80  6,000,000  5,921,980
9/23/97 5.80  15,000,000  14,802,600
General Electric Capital Services, Inc.
7/9/97 5.59  10,000,000  9,987,644
General Motors Acceptance Corp.
8/7/97 5.61  3,000,000  2,982,826
8/27/97 5.50  4,000,000  3,966,117
10/14/97 6.00  12,000,000  11,796,300
10/16/97 6.01  1,000,000  982,687
10/20/97 6.03  4,000,000  3,927,912
10/29/97 6.02  2,000,000  1,961,033

DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
11/3/97 6.02% $ 4,000,000 $ 3,918,958
11/10/97 6.02  6,000,000  5,871,520
11/12/97 6.02  2,000,000  1,956,562
Goldman Sachs Group, L.P. (The)
11/12/97 5.87  15,000,000  14,681,750
GTE Corp.
7/21/97 5.63  2,000,000  1,993,778
Halifax PLC
7/21/97 5.60  5,000,000  4,984,583
IBM Credit Corp.
7/21/97 5.60  10,000,000  9,969,111
8/19/97 5.61  4,000,000  3,969,729
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
7/8/97 5.57  5,005,000  4,999,599
Merrill Lynch & Co., Inc.
7/9/97 5.61  1,000,000  998,760
7/28/97 5.54  15,000,000  14,939,363
7/28/97 5.61  5,000,000  4,979,113
8/18/97 5.79  3,000,000  2,977,200
Morgan Stanley Dean Witter Discover & Company
8/20/97 5.61  9,000,000  8,930,500
Morgan Stanley Group, Inc.
7/23/97 5.64  6,000,000  5,979,540
Nationwide Building Society
7/21/97 5.64  5,500,000  5,482,889
Norfolk Southern Corp.
7/8/97 5.80  2,000,000  1,997,756
7/14/97 5.78  2,000,000  1,995,847
7/16/97 5.80  1,000,000  997,596
PHH Corp.
7/8/97 5.68  5,000,000  4,994,526
7/14/97 5.63  1,000,000  997,981
Preferred Receivables Funding Corp.
7/16/97 5.58  5,000,000  4,988,438
7/30/97 5.60  2,000,000  1,991,026
8/19/97 5.67  3,000,000  2,977,052
REXAM PLC
7/16/97 5.58  5,000,000  4,988,438
Sears Roebuck Acceptance Corp.
7/11/97 5.63  2,000,000  1,996,894
7/15/97 5.64  2,000,000  1,995,644
8/25/97 5.62  3,000,000  2,974,471
Toronto Dominion Holdings USA, Inc.
7/21/97 5.60  3,000,000  2,990,750
12/23/97 5.75  2,000,000  1,945,653
TOTAL COMMERCIAL PAPER   351,821,173
FEDERAL AGENCIES - 7.4%
FEDERAL HOME LOAN BANK - AGENCY COUPONS -  0.5%
9/4/97 5.71 (a)  5,000,000  4,998,140
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS -  4.6%
7/1/97 5.67 (a)  15,000,000  14,997,517
9/9/97 5.71 (a)  25,000,000  24,990,406
9/13/97 5.71 (a)  10,000,000  9,995,420
    49,983,343
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES -  2.3%
7/3/97 5.61  25,000,000  24,992,319
TOTAL FEDERAL AGENCIES   79,973,802
BANK NOTES - 2.1%
DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
Comerica Bank
3/27/98 6.20% $ 5,000,000 $ 4,992,970
First Bank NA
7/16/97 5.65 (a)  5,000,000  4,995,975
Huntington National Bank
9/30/97 5.50  2,000,000  2,001,053
Key Bank of New York
7/1/97 5.66 (a)  5,000,000  4,999,713
7/1/97 5.69 (a)  1,000,000  999,913
PNC Bank, Inc.
7/11/97 5.65 (a)  5,000,000  4,998,597
TOTAL BANK NOTES   22,988,221
MASTER NOTES (A) - 3.6%
Goldman Sachs Group, L.P. (The)
8/5/97 5.82  5,000,000  5,000,000
9/16/97 5.81 (c)  10,000,000  10,000,000
J.P. Morgan Securities
7/1/97 6.38  18,000,000  18,000,000
Norwest Corp.
7/1/97 5.69  6,000,000  6,000,000
TOTAL MASTER NOTES   39,000,000
MEDIUM-TERM NOTES - 4.5%
Associates Corp. of North America
7/15/97 5.95  2,250,000  2,250,557
Capital One Funding Corp. (1994-B)
7/8/97 5.63 (a)  3,289,000  3,289,000
Capital One Funding Corp. (1995-E)
7/8/97 5.63 (a)  5,700,000  5,700,000
General Motors Acceptance Corp.
7/1/97 5.69 (a)  2,000,000  1,999,751
8/1/97 5.82 (a)  5,000,000  5,000,000
Liquid Asset Backed Securities Trust (1996-1) (b)
7/15/97 5.72 (a)  5,000,000  5,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
7/1/97 5.72 (a)  7,000,000  7,000,000
Merrill Lynch & Co., Inc.
7/7/97 5.67 (a)  2,000,000  1,999,669
7/18/97 5.69 (a)  5,000,000  4,999,867
Morgan Stanley Group, Inc.
7/1/97 5.68 (a)  5,000,000  5,000,000
Norwest Corp.
7/22/97 5.86 (a)  6,000,000  6,000,000
TOTAL MEDIUM-TERM NOTES   48,238,844
SHORT-TERM NOTES (A) - 2.8%
SMM Trust (1996-B) (b)
7/7/97 5.74  5,500,000  5,500,000
SMM Trust (1996-P) (b)
7/16/97 5.72  7,000,000  7,000,000
SMM Trust (1997-V) (b)
7/28/97 5.69  8,000,000  8,000,000

DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
SMM Trust (1997-W) (b)
7/16/97 5.69% $ 7,000,000 $ 7,000,000
Transamerica Life Insurance and Annuity Co.
9/16/97 5.81  3,000,000  3,000,000
TOTAL SHORT-TERM NOTES   30,500,000
TIME DEPOSITS - 4.6%
Bank of Tokyo - Mitsubishi Ltd.
7/3/97 5.69  4,000,000  4,000,000
Canadian Imperial Bank of Commerce
7/1/97 6.25  42,000,000  42,000,000
Sumitomo Bank, Ltd.
7/9/97 5.75  3,000,000  3,000,000
TOTAL TIME DEPOSITS   49,000,000
REPURCHASE AGREEMENTS - 0.1%
   MATURITY
   AMOUNT
In a joint trading account
 (U.S. Government Obligations)
 dated 6/30/97 due 7/1/97
 At 5.99%  $ 1,381,230  1,381,000
TOTAL INVESTMENTS - 100%  $1,076,835,709
Total Cost for Income Tax Purposes - $ 1,076,835,709
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,500,000 or 3.7% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Goldman Sachs
Group, L.P. (The)
5.81%, 9/16/97 6/16/97 $ 10,000,000
INCOME TAX INFORMATION
At December 31, 1996, the fund had a capital loss carryforward of approximately $29,000 which will expire on December 31, 2002.
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $1,381,000) - See accompanying            $ 1,076,835,709
schedule

Receivable for investments sold                                                                                   188,000

Interest receivable                                                                                               7,287,661

 TOTAL ASSETS                                                                                                     1,084,311,370

LIABILITIES

Payable to custodian bank                                                                           $ 1,591

Payable for investments purchased                                                                    2,000,410

Share transactions in process                                                                        1,474,015

Accrued management fee                                                                               189,680

Other payables and                                                                                   101,660
accrued expenses

 TOTAL LIABILITIES                                                                                                3,767,356

NET ASSETS                                                                                                        $ 1,080,544,014

Net Assets consist of:

Paid in capital                                                                                                   $ 1,080,585,466

Accumulated net realized gain                                                                                     (41,452)
(loss) on investments

NET ASSETS, for 1,080,585,466 shares outstanding                                                                 $ 1,080,544,014

NET ASSET VALUE, offering price                                                                                    $1.00
and redemption price per
share ($1,080,544,014 (divided by) 1,080,585,466 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                       $ 31,913,288

EXPENSES

Management fee                                          $ 1,183,256

Transfer agent fees                                      418,988

Accounting fees and expenses                             68,373

Non-interested trustees' compensation                    262

Custodian fees and expenses                              19,215

Audit                                                    8,680

Legal                                                    1,590

Miscellaneous                                            37,731

 Total expenses before reductions                        1,738,095

 Expense reductions                                      (4,815        1,733,280
                                                        )

NET INTEREST INCOME                                                    30,180,008

NET REALIZED GAIN (LOSS)                                               (27,802
 ON INVESTMENTS                                                       )

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 30,152,206

OTHER INFORMATION
Expense reductions

 Custodian interest credits                                           $ 4,815




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   YEAR ENDED
                                    JUNE 30, 1997      DECEMBER 31,
                                    (UNAUDITED)        1996


Operations                                                                  $ 30,180,008       $ 49,421,275
Net interest income

 Net realized gain (loss)                                                    (27,802)           49,076

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             30,152,206         49,470,351

Distributions to shareholders from net interest income                       (30,180,008)       (49,421,275)

Share transactions at net asset value of $1.00 per share                     1,049,791,223      1,994,407,823
Proceeds from sales of shares

 Reinvestment of distributions from net interest income                      30,180,006         49,421,275

 Cost of shares redeemed                                                     (1,125,554,506)    (1,726,597,066)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS     (45,583,277)       317,232,032

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (45,611,079)       317,281,108

NET ASSETS

 Beginning of period                                                         1,126,155,093      808,873,985

 End of period                                                              $ 1,080,544,014    $ 1,126,155,093



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)        1996                       1995   1994   1993   1992




Net asset value, beginning of period                     $ 1.000       $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000


Income from Investment Operations                         .026          .052          .057        .042        .032        .038

Net interest income





Less Distributions


 From net interest income                                 (.026)        (.052)        (.057)      (.042)      (.032)      (.038)


Net asset value, end of period                           $ 1.000       $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000


TOTAL RETURN B, C                                         2.65%         5.41%         5.87%       4.25%       3.23%       3.90%


RATIOS AND SUPPLEMENTAL DATA


Net assets, end of period (000 omitted)                  $ 1,080,544   $ 1,126,155   $ 808,874   $ 748,606   $ 353,104   $ 301,002


Ratio of expenses to average net assets after expense     .30% A        .30%          .33%        .27%        .22%        .24%

reductions                                                                                                   D


Ratio of net interest income to average net assets        5.29% A       5.28%         5.72%       4.32%       3.16%       3.85%



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1   PAST 5   LIFE OF
JUNE 30, 1997                          YEAR     YEARS    FUND

INVESTMENT GRADE BOND                  7.74%    6.64%    8.05%

Lehman Brothers Aggregate Bond Index   8.15%    7.12%    n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for
example, generally move in the opposite
direction of interest rates. In turn, the share price,
return and yield of a fund that invests in bonds
will vary. That means if you sell your shares
during a market downturn, you might lose
money. But if you can ride out the market's ups
and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 5, 1988.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
  1988/12/31      10000.00                    10000.00
  1989/01/31      10086.92                    10143.88
  1989/02/28      10109.25                    10070.36
  1989/03/31      10172.02                    10113.90
  1989/04/30      10285.31                    10325.54
  1989/05/31      10399.91                    10596.87
  1989/06/30      10600.00                    10919.52
  1989/07/31      10765.35                    11151.64
  1989/08/31      10679.56                    10986.42
  1989/09/30      10721.69                    11042.65
  1989/10/31      10887.69                    11314.55
  1989/11/30      10981.36                    11422.39
  1989/12/31      11026.21                    11452.96
  1990/01/31      11001.11                    11316.86
  1990/02/28      11063.52                    11353.48
  1990/03/31      11097.11                    11361.84
  1990/04/30      11101.82                    11257.75
  1990/05/31      11276.11                    11591.07
  1990/06/30      11364.07                    11777.05
  1990/07/31      11476.89                    11939.97
  1990/08/31      11475.79                    11780.51
  1990/09/30      11520.66                    11877.97
  1990/10/31      11521.38                    12028.78
  1990/11/30      11590.77                    12287.71
  1990/12/31      11711.43                    12479.17
  1991/01/31      11735.04                    12633.43
  1991/02/28      11853.10                    12741.27
  1991/03/31      12053.80                    12828.93
  1991/04/30      12230.89                    12967.91
  1991/05/31      12325.33                    13043.74
  1991/06/30      12348.94                    13037.11
  1991/07/31      12455.20                    13217.90
  1991/08/31      12714.93                    13503.94
  1991/09/30      12951.04                    13777.57
  1991/10/31      13092.71                    13930.97
  1991/11/30      13234.39                    14058.71
  1991/12/31      13629.42                    14476.23
  1992/01/31      13494.11                    14279.29
  1992/02/29      13567.97                    14372.13
  1992/03/31      13543.27                    14291.11
  1992/04/30      13642.04                    14394.34
  1992/05/31      13851.92                    14665.96
  1992/06/30      14012.41                    14867.80
  1992/07/31      14296.36                    15171.13
  1992/08/31      14382.78                    15324.82
  1992/09/30      14555.62                    15506.47
  1992/10/31      14370.44                    15300.89
  1992/11/30      14333.40                    15304.35
  1992/12/31      14536.36                    15547.71
  1993/01/31      14841.14                    15845.85
  1993/02/28      15093.07                    16123.24
  1993/03/31      15159.39                    16190.42
  1993/04/30      15252.23                    16303.16
  1993/05/31      15278.75                    16323.92
  1993/06/30      15570.53                    16619.76
  1993/07/31      15676.64                    16713.76
  1993/08/31      15955.15                    17006.72
  1993/09/30      16034.73                    17053.43
  1993/10/31      16114.31                    17117.15
  1993/11/30      16034.73                    16971.54
  1993/12/31      16129.93                    17063.52
  1994/01/31      16312.59                    17293.91
  1994/02/28      16045.19                    16993.45
  1994/03/31      15678.93                    16574.49
  1994/04/30      15538.06                    16442.14
  1994/05/31      15495.80                    16439.84
  1994/06/30      15453.53                    16403.51
  1994/07/31      15707.10                    16729.33
  1994/08/31      15721.19                    16750.09
  1994/09/30      15552.14                    16503.56
  1994/10/31      15566.23                    16488.86
  1994/11/30      15594.40                    16452.24
  1994/12/31      15523.97                    16565.84
  1995/01/31      15749.36                    16893.69
  1995/02/28      16053.30                    17295.35
  1995/03/31      16155.46                    17401.46
  1995/04/30      16374.37                    17644.53
  1995/05/31      17031.09                    18327.33
  1995/06/30      17162.44                    18461.69
  1995/07/31      17104.06                    18420.46
  1995/08/31      17308.38                    18642.77
  1995/09/30      17468.91                    18824.14
  1995/10/31      17702.41                    19068.94
  1995/11/30      17965.10                    19354.69
  1995/12/31      18213.20                    19626.31
  1996/01/31      18329.95                    19756.64
  1996/02/29      17995.20                    19413.22
  1996/03/31      17857.01                    19278.28
  1996/04/30      17749.53                    19169.86
  1996/05/31      17718.82                    19130.94
  1996/06/30      17933.78                    19387.85
  1996/07/31      17979.84                    19440.90
  1996/08/31      17964.49                    19408.32
  1996/09/30      18256.22                    19746.55
  1996/10/31      18655.43                    20183.96
  1996/11/30      18962.52                    20529.68
  1996/12/31      18793.62                    20338.80
  1997/01/31      18839.68                    20401.08
  1997/02/28      18864.60                    20451.83
  1997/03/31      18668.78                    20225.20
  1997/04/30      18946.20                    20527.95
  1997/05/31      19093.07                    20722.01
  1997/06/30      19321.53                    20967.97
Let's say hypothetically that $10,000 was invested in Investment Grade Bond Portfolio on December 31, 1988, shortly after the fund started. By June 30, 1997, the value of the investment would have grown to $19,322 - a 93.22% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,968 - a 109.68% increase.
INVESTMENT SUMMARY
QUALITY DIVERSIFICATION AS OF JUNE 30, 1997
(MOODY'S RATINGS)   % OF FUND'S
                    INVESTMENTS

Aaa                 55.7

Aa                  4.4

A                   15.0

Baa                 13.7

Ba                  6.0

B                   0

Not rated           0.5

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1997, ACCOUNT FOR 0.5% OF THE FUND'S INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
Years   8.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S
                     INVESTMENTS

Finance              20.7

Utilities            5.4

Retail & Wholesale   2.8

Media & Leisure      2.3

Technology           1.9

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Kevin Grant became Portfolio Manager of Investment Grade Bond Portfolio on February 3, 1997.
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the six- and 12-month periods that ended June 30, 1997, the fund slightly underperformed the Lehman Brothers Aggregate Bond Index, a broad measure of U.S. taxable bonds, which returned 3.09% for the six-month period and 8.15% for the 12-month period.
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE FIRST HALF OF 1997?
A. It's been a good environment for investors, both in the stock and bond markets. We've had virtually no inflation and we've seen solid growth in the economy and in corporate earnings. Companies have paid down debt; even the airlines are paying down debt. The average corporate balance sheet is in the best shape we've seen in probably 30 years. This has been a good investing environment, particularly for corporate bonds and mortgage-backed securities.
Q. WHAT WAS YOUR STRATEGY FOR CORPORATE BONDS IN THIS MARKET?
A. We haven't seen companies take on a lot of new debt to do such things as acquisitions, which makes it a very good environment for corporate bonds. In particular, we focused on three areas of the corporate bond market. First, we used short-maturity corporate bonds - which have two-, three- and four-year maturities - to replace Treasuries. They have marginally more risk than Treasuries, but offer a yield advantage over them. Second, we invested in puttable corporate bonds, which can offer attractive yields as well as favorable price action because they can be redeemed by the fund prior to maturity in the event interest rates rise. Third, we invested in bank capital securities, which are long corporate bonds issued by banks. We were overweighted in those three areas of the corporate market during the period and that helped us.
Q. HOW HAVE MORTGAGE-BACKED SECURITIES FARED IN THIS ENVIRONMENT?
A. It's been a good environment for the mortgage market. Interest rates haven't been particularly volatile, and rates are high enough that prepayment risk was not an issue during the period. In 1993, when interest rates dropped so low, many mortgage holders refinanced into lower rate mortgages. Interest rates are now quite a bit higher. During the first half of 1997, the mortgage market was a discount market, which means there was very little prepayment risk. We would probably need a drop in interest rates of about 50 basis points for prepayment risk to become a real problem.
Q. AT THE END OF 1996, THE FUND OWNED A FAIR AMOUNT OF YANKEE BONDS. DID THE FUND CONTINUE TO INVEST IN THIS TYPE OF SECURITY DURING THE FIRST HALF OF THE YEAR?
A. Yes. We've continued to own yankee bonds, which are issued by foreign entities and denominated in U.S. dollars. They often trade more cheaply than domestic corporates and frequently carry better credit quality characteristics. The nice thing about yankee bonds is that you can get the same or better yield spread than you get in corporate bonds, but you have much less event risk. By that I mean, you don't really have the possibility of the issuer being bought by a junk-bond company, for example, so you don't have the possibility of the bonds going from a single-A rating to a double-B in a week. We've focused mainly on sovereign names, such as the Canadian provinces of Ontario and Alberta. We also owned some Korean notes. Korea carries a single-A rating, so it's a very high-grade country. The tension between North and South Korea has not really affected the bonds.
Q. VALUATIONS OF CORPORATE BONDS WERE VERY EXPENSIVE AT THE END OF LAST YEAR. DID THAT CONTINUE DURING THIS SIX-MONTH PERIOD?
A. Yes, that's still the case. This is an environment we're probably going to have to live with for a while, with optimism built into the prices of most bonds. The fund continues to hold corporate bonds. We're not going to own just Treasuries. That would not make sense, because even though corporate bonds are expensive, they still have a yield advantage over Treasuries. So, we're in a defensive posture, but we're not betting on a blow-up in corporate America. I think that would be foolhardy.
Q. WHAT'S YOUR OUTLOOK GOING INTO THE SECOND HALF OF 1997?
A. I think it's really going to be more of the same. We'll continue to focus on the three areas of the corporate bond market that I mentioned earlier. The mortgage market is very expensive right now, so we're probably going to continue to be defensive in mortgage securities. The overall market was about 30% invested in mortgage securities, and we were modestly underweighted in that sector at the end of the period. Unless conditions change, I think we'll stay underweighted in these securities.



FUND FACTS
GOAL: income and share price stability by investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of June 30, 1997, more than
$1.0 billion
MANAGER: Robert Duby, since April 1997;
joined Fidelity in 1982
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 40.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.4%
Praxair, Inc.,
 6.90% 11/1/06 A3 $ 1,000,000 $ 987,300
DURABLES - 1.0%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Tennessee Gas Pipeline Co.
 7%, 3/15/27 Baa3  540,000  539,671
TEXTILES & APPAREL - 0.8%
Levi Strauss & Co.
 7%, 11/1/06 (c) Baa2  2,000,000  1,978,400
TOTAL DURABLES   2,518,071
ENERGY - 0.9%
ENERGY SERVICES - 0.4%
Petroliam Nasional BHD
 yankee 6 7/8%, 7/1/03 (c) A1  1,040,000  1,036,402
OIL & GAS - 0.5%
Husky Oil Ltd. yankee
 6 7/8%, 11/15/03 Baa3  340,000  335,192
Pennzoil Co.
 9 5/8%, 11/15/99 Baa3  460,000  490,089
Ras Laffan Liquid Natural Gas
 Co. Ltd. yankee
 7.628%, 9/15/06 (c) A3  500,000  506,405
  1,331,686
TOTAL ENERGY   2,368,088
FINANCE - 20.7%
ASSET-BACKED SECURITIES - 3.4%
Discover Card Master Trust I
 6.90%, 2/16/00 A2  260,000  260,242
Ford Credit Grantor Trust
 5.90%, 10/15/00  Aaa  480,649  480,048
Green Tree Financial Corp.
 6.10%, 4/15/27 Aaa  862,654  861,032
KeyCorp Auto Grantor Trust
 5.80%, 7/15/00 A3  39,886  39,758
PNC Student Loan Trust I
 6.314%, 1/25/01  Aaa  3,100,000  3,100,000
Premier Auto Trust:
 4.90%, 12/15/98 Aaa  141,429  140,898
 8.05%, 4/4/00 Aaa  1,430,000  1,453,238
 6%, 5/6/00 Aaa  500,000  499,530
Railcar Trust 7 3/4%, 6/1/04 Aaa  761,410  789,963
Sears Credit Account Master
 Trust II 7%, 1/15/04 Aaa  1,000,000  1,012,500
Standard Credit Card Master
 Trust I 7.65%, 2/15/00 A2  150,000  151,359
Union Federal Savings Bank
 Grantor Trust
 8.20%, 1/10/01 Baa2  47,629  48,313
  8,836,881

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
BANKS - 8.4%
ABN Amro Bank NV
 6 5/8%, 10/31/01 Aa3 $ 1,000,000 $ 995,870
Banc One Corp.
 6.70%, 3/24/00 Aa3  1,450,000  1,456,757
BankBoston Capital Trust II
 7 3/4%, 12/15/26 Baa1  1,080,000  1,036,282
BanPonce Corp.:
 5 3/4%, 3/1/99 A3  370,000  364,975
 6.378%, 4/8/99 A3  430,000  427,725
BanPonce Trust I
 8.327%, 2/1/27 (c) Baa1  1,230,000  1,243,013
Capital One Bank
 6.42%, 11/12/99 Baa3  2,000,000  1,989,500
Corporacion Andina
 de Fomento yankee
 7.10%, 2/1/03 A3  1,000,000  1,004,820
Export-Import Bank of Korea
 6 3/8%, 2/15/06 A1  1,500,000  1,405,680
First Fidelity Bancorp
 8 1/2%, 4/1/98 A2  250,000  254,048
First Maryland Bancorp
 10 3/8%, 8/1/99 Baa1  500,000  536,415
Firstar Corp. 7.15%, 9/1/00 A3  640,000  643,782
Hartford National Corp.
 9.85%, 6/1/99 A3  1,150,000  1,219,943
Kansallis-Osake-Pankki
 10%, 5/1/02 A3  260,000  291,577
KeyCorp 8.40%, 4/1/99 A2  310,000  319,883
Korea Development Bank
 yankee 6 3/4%, 12/1/05 A1  2,350,000  2,276,962
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  700,000  720,895
NB Capital Trust IV
 8 1/4%, 4/15/27 A1  3,000,000  3,074,220
Signet Bank 7.80%, 9/15/06 Baa1  500,000  516,240
Sovran Financial Corp.
 9 3/4%, 6/15/99 A2  770,000  816,647
Union Planters Corp.
 6 3/4%, 11/1/05 Baa2  400,000  387,448
Union Planters National Bank
 6.81%, 8/20/01 A3  500,000  500,625
  21,483,307
CREDIT & OTHER FINANCE - 5.6%
AT&T Capital Corp.:
 6.02%, 12/1/98 Baa3  1,000,000  997,060
 6.16%, 12/3/99 Baa3  500,000  494,605
Associates Corp. of North
 America 6 7/8%, 2/15/00 Aa3  3,000,000  3,028,260
BCH Cayman Islands Ltd.
 yankee 7.70%, 7/15/06 A3  500,000  510,840
Chase Capital I
 7.67%, 12/1/26 A1  2,650,000  2,565,757
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  1,240,000  1,236,280
Finova Capital Corp.
 6.14%, 11/2/98 Baa1  400,000  399,892
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
First Security Capital I
 8.41%, 12/15/26 A3 $ 210,000 $ 214,087
General Electric Capital Corp.
 6.94%, 4/13/09 (b) Aaa  1,000,000  1,009,410
General Motors Acceptance Corp.:
 6.40%, 5/17/99 A3  1,000,000  1,000,680
 6.65%, 5/24/00 A3  1,650,000  1,651,568
KeyCorp Institutional Capital A
 7.826%, 12/1/26 A1  800,000  776,968
Secured Finance, Inc. gtd.
 secured 9.05%, 12/15/04 Aaa  500,000  555,295
  14,440,702
INSURANCE - 1.1%
Executive Risk Capital Trust
 8 5/8%, 2/1/27 Baa3  1,750,000  1,739,150
Nationwide Mutual Insurance Co.
 6 1/2%, 2/15/04 (c) A1  130,000  125,562
SunAmerica, Inc.
 6.20%, 10/31/99 Baa1  1,000,000  992,910
  2,857,622
SAVINGS & LOANS - 2.2%
Ahmanson (H.F.) & Co.
 9 7/8%, 11/15/99 Baa2  3,000,000  3,220,560
Great West Financial Trust II
 8.206%, 2/1/27 Baa2  2,500,000  2,493,050
  5,713,610
TOTAL FINANCE   53,332,122
HEALTH - 0.7%
MEDICAL FACILITIES MANAGEMENT - 0.7%
Columbia/HCA Healthcare Corp.:
 6 1/2%, 3/15/99 A2  1,000,000  1,003,470
 6 7/8%, 7/15/01 A2  750,000  753,900
  1,757,370
HOLDING COMPANIES - 0.7%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1  1,700,000  1,725,398
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
POLLUTION CONTROL - 1.6%
WMX Technologies, Inc.:
 6 1/4%, 4/1/99 A3  1,200,000  1,197,300
 7.10%, 8/1/26 A3  3,000,000  3,056,910
  4,254,210
MEDIA & LEISURE - 2.3%
BROADCASTING - 2.2%
TCI Communication, Inc.:
 7 1/4%, 6/15/99 Ba1  3,680,000  3,708,115
 7 3/8%, 2/15/00 Ba1  750,000  755,700
Time Warner, Inc.
 7.95%, 2/1/00 Ba1  1,170,000  1,202,865
  5,666,680

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
RESTAURANTS - 0.1%
Darden Restaurants, Inc.
 6 3/8%, 2/1/06 Baa1 $ 310,000 $ 286,793
TOTAL MEDIA & LEISURE   5,953,473
NONDURABLES - 1.7%
FOODS - 0.5%
ConAgra, Inc.
 7 1/8%, 10/1/26 Baa1  1,270,000  1,275,639
TOBACCO - 1.2%
Philip Morris Companies, Inc.
 6.95%, 6/1/06 A2  3,000,000  3,009,990
TOTAL NONDURABLES   4,285,629
RETAIL & WHOLESALE - 2.8%
GENERAL MERCHANDISE STORES - 2.0%
Dayton Hudson Corp.
 6.40%, 2/15/03 Baa1  500,000  487,065
Federated Department Stores, Inc.
 8 1/2%, 6/15/03 Baa2  3,000,000  3,190,050
Penney (J.C.) Co., Inc.
 6.95%, 4/1/00 A2  1,000,000  1,008,420
Sears, Roebuck & Co.
 9.23% 8/6/98 A2  450,000  465,120
  5,150,655
GROCERY STORES - 0.8%
American Stores Co.
 7 1/2%, 5/1/37 Baa2  1,400,000  1,426,558
Kroger Co. 8.15%, 7/15/06 Baa3  500,000  527,180
  1,953,738
TOTAL RETAIL & WHOLESALE   7,104,393
TECHNOLOGY - 1.9%
COMPUTERS & OFFICE EQUIPMENT - 1.2%
Comdisco, Inc.
 6 3/8%, 11/30/01 Baa1  3,200,000  3,132,448
ELECTRONICS - 0.7%
Texas Instruments, Inc.
 6 7/8%, 7/15/00 A3  1,692,000  1,705,604
TOTAL TECHNOLOGY   4,838,052
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
AMR Corp. 9.55%, 3/6/98 Baa3  400,000  408,564
Delta Air Lines, Inc. equipment
 trust certificate
 8.54%, 1/2/07 Baa1  416,138  442,646
  851,210
UTILITIES - 5.4%
CELLULAR - 0.9%
360 Degrees Communications Co.:
 7 1/8%, 3/1/03 Ba1  1,420,000  1,412,176
 7 1/2%, 3/1/06 Ba1  850,000  847,926
  2,260,102
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 1.1%
British Columbia Hydro &
 Power Authority yankee
 12 1/2%, 1/15/14 Aa2 $ 360,000 $ 405,558
DR Investment yankee
 7.10%, 5/15/02 (c) Baa1  1,500,000  1,510,860
Israel Electric Corp. Ltd. yankee
 7 1/4%, 12/15/06 (c) A3  1,000,000  991,970
  2,908,388
GAS - 1.2%
Florida Gas Transmission Co.
 7 3/4%, 11/1/97 (c) Baa2  220,000  221,250
Mitchell Energy & Development
 Corp. 8%, 7/15/99 Ba1  1,730,000  1,770,188
Southwest Gas Corp.
 9 3/4%, 6/15/02 Baa2  1,000,000  1,111,370
  3,102,808
TELEPHONE SERVICES - 2.2%
LCI International, Inc.
 7 1/4%, 6/15/07 Ba1  950,000  940,975
MFS Communications, Inc.
 0%, 1/15/04 (f) Ba3  2,000,000  1,861,600
WorldCom, Inc.
 7 3/4%, 4/1/07  Ba1  2,700,000  2,761,236
  5,563,811
TOTAL UTILITIES   13,835,109
TOTAL NONCONVERTIBLE BONDS
 (Cost $103,327,484)   103,810,425
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 35.3%
U.S. TREASURY OBLIGATIONS - 23.9%
 6 5/8%, 6/30/01 Aaa  11,960,000  12,072,065
 7 7/8%, 8/15/01 Aaa  510,000  537,494
 10 3/4%, 5/15/03 Aaa  138,000  166,657
 11 7/8%, 11/15/03 Aaa  3,000,000  3,835,770
 12 3/8%, 5/15/04 Aaa  1,914,000  2,528,566
 7%, 7/15/06 Aaa  21,000,000  21,603,750
 12 3/4%, 11/15/10
  (callable) Aaa  1,747,000  2,424,242
 13 7/8%, 5/15/11 (callable) Aaa  30,000  44,367
 12%, 8/15/13 (callable) Aaa  3,772,000  5,309,694
 9%, 11/15/18 Aaa  7,679,000  9,499,153
 8 7/8%, 2/15/19 Aaa  1,400,000  1,713,250
 7 1/4%, 2/15/23 Aaa  1,680,000  1,730,400
  61,465,408
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.4%
Federal Agricultural Mortgage
 Corporation
 7.01%, 2/10/05 Aaa  10,000  10,125
Federal Home Loan Bank:
 6 3/4%, 4/5/04 Aaa  375,000  376,114
 7.31%, 6/16/04 Aaa  4,155,000  4,295,231
 7.36%, 7/1/04 Aaa  3,100,000  3,221,582

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
 7.38%, 8/5/04 Aaa $ 110,000 $ 114,193
 7.56%, 9/01/04 Aaa  310,000  324,725
 7.46%, 9/9/04 Aaa  50,000  52,102
 7.70%, 9/20/04 Aaa  40,000  42,225
 6.46%, 12/15/04 Aaa  1,745,000  1,713,922
 8.09%, 12/28/04 Aaa  10,000  10,794
 7.59%, 3/10/05 Aaa  10,000  10,513
Federal Home Loan
 Mortgage Corporation
  6.77%, 9/15/02 Aaa  150,000  150,678
  8%, 1/26/05 Aaa  520,000  556,561
  8.115%, 1/31/05 Aaa  1,140,000  1,229,593
  6.783%, 8/18/05 Aaa  1,000,000  999,220
  planned amortization class
   Series 1727 Class D,
   6 1/2%, 8/15/14 Aaa  190,000  190,475
Federal National Mortgage
 Association:
  6.72%, 8/1/05 Aaa  1,180,000  1,174,100
  sequential pay Series 1996-M5
   Class A1, 7.141%,
   6/25/08 Aaa  224,488  227,408
  Series 1994-M3 Class A,
   7.71%, 4/1/06 Aaa  14,523  14,686
Financing Corp. stripped
 principal 0%, 3/26/00 -  512,000  430,249
Government Loan Trusts
 (assets of Trust guaranteed
 by U.S. Government through
 Agency for International
 Development)
 8 1/2%, 4/1/06 Aaa  1,760,000  1,898,002
Government Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through
 Defense Security Assistance
 Agency):
  Class T-3,
   9 5/8%, 5/15/02 Aaa  67,365  71,570
  Class 1-C,
   9 1/4%, 11/15/01 Aaa  1,119,342  1,188,484
  Class 2-E,
   9.40%, 5/15/02 Aaa  955,284  1,013,662
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank):
  Series 1993-C,
   5.20%, 10/15/04 Aaa  6,667  6,383
  Series 1993-D,
   5.23%, 5/15/05 Aaa  13,617  12,991
  Series 1994-A,
   7.12%, 4/15/06 Aaa  8,230  8,379
  Series 1994-C,
   6.61%, 9/15/99 Aaa  57,747  57,987
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Guaranteed Trade Trust
 Certificates (assets of Trust
 guaranteed by U.S. Government
 through Export-Import Bank)
 Series 1994-B,
 7 1/2%, 1/26/06 Aaa $ 8,330 $ 8,605
Israel Export Trust Certificates
 (assets of Trust guaranteed
 by U.S. Government through
 Export-Import Bank) Series
 1994-1, 6.88%, 1/26/03 Aaa  14,118  14,228
Overseas Private Investment
 Corp. U.S. Government
 guaranteed participation
 certificate Series 1994-1995,
 6.08%, 8/15/04 (callable) Aaa  140,000  136,898
Private Export Funding Corp.:
 secured 5.65%, 3/15/03 Aaa  243,000  238,169
 secured 6.86%, 4/30/04 Aaa  1,604,283  1,615,160
State of Israel (guaranteed by
 U.S. Government through
 Agency for International
 Development):
  6 1/8%, 8/15/99 Aaa  770,000  768,429
  7 1/8%, 8/15/99 Aaa  435,000  442,527
  7 3/4%, 11/15/99 Aaa  144,000  148,349
  0%, 11/15/01 Aaa  2,875,000  2,176,174
  6 1/4%, 8/15/02 Aaa  352,000  347,725
  6 1/8%, 3/15/03 Aaa  70,000  68,178
  6 5/8%, 2/15/04 Aaa  180,000  179,890
  6 3/4%, 8/15/04 Aaa  1,000,000  1,004,330
  7 5/8%, 8/15/04 Aaa  330,000  347,612
  5.89%, 8/15/05 Aaa  1,175,000  1,113,332
U.S. Department of Housing
 and Urban Development
 Government guaranteed
 participation certificates:
  Series 1995-A:
   8.27%, 8/1/03 Aaa  415,000  448,208
   8.24%, 8/1/04 Aaa  500,000  540,065
  Series 1996-A,
   6.98%, 8/1/05 Aaa  180,000  181,903
  29,181,736
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $89,688,627)   90,647,144
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 14.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.7%
 7%, 5/01/01 Aaa  172,509  173,501
 8 1/2%, 3/01/20 Aaa  1,570,252  1,649,487
  1,822,988


 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.5%
 6.345%, 3/01/99 Aaa $ 77,838 $ 77,546
 5 1/2%, 5/01/00 to 7/01/01 Aaa  2,647,237  2,565,126
 6%, 3/01/01 to 6/01/11 Aaa  14,466,801  14,074,564
 6 1/2%, 2/01/10 to 5/01/26 Aaa  8,192,990  7,842,304
 8%, 12/01/24 to 7/01/27 Aaa  2,362,595  2,417,036
  26,976,576
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.0%
 6%, 8/15/08 to 4/15/11 Aaa  5,433,429  5,284,630
 10%, 7/15/13 to 11/15/24 Aaa  1,891,746  2,081,200
 8%, 2/15/17 Aaa  346,667  359,429
  7,725,259
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $36,012,975)   36,524,823
COMMERCIAL MORTGAGE SECURITIES - 3.3%
BKB Commercial Mortgage Trust
 Series 1997-C1 Class A-1,
 6 7/8%, 2/25/43 (c) Aaa  3,072,923  3,084,446
CS First Boston Mortgage
 Securities Corp.:
  Series 1995-AEWI
   Class A-1,
   6.665%, 11/25/27 Aaa  79,465  79,365
  floater Series 1994-CFB1
   Class A-1,
   6.2375%, 1/25/28 (d) Aaa  77,890  77,914
Equitable Life Assurance Society
 of the United States (The):
 Series 1996-1 (c):
  Class B1,
   7.33%, 5/15/06  Aa2  500,000  508,640
  Class C1,
   7.52%, 5/15/06  A2  500,000  512,065
Meritor Mortgage Security Corp.
 Series 1987-1 Class A-3,
 9.40%, 6/1/99 Baa3  26,987  26,954
Nomura Asset Securities
 Corp. floater
 Series 1994-MD-II Class A-6,
 6.9564% 7/4/03 (d) -  179,477  180,907
Oregon Commercial Mortgage,
 Inc. Series 1995-1 Class A,
 7.15%, 6/25/23 (c)(d) Aaa  204,328  204,967
Resolution Trust Corp.:
 floater Series 1993-C2
  Class A-2,
  6.62%, 3/25/25 (d) Aaa  264,647  265,061
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Resolution Trust Corp.: - continued
 commercial Series 1995-C1
  Class A-4B, 6.65%,
  2/25/27 Aaa $ 740,000 $ 738,844
 floater Series 1994-C1
  Class A-3,
  6.30%, 6/25/26 (d) Aaa  228,240  228,240
SC Finance Corp. floater
 7.2375%, 8/1/04 (c)(d) -  600,000  601,875
Structured Asset Securities
 Corp. sequential pay:
  Series 1993-C1 Class A-1A,
   6.60%, 10/25/24 AA+  39,274  39,139
  Series 1996 Class A-2A,
   7 3/4%, 2/25/28 Aaa  1,020,086  1,034,431
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (c) Aaa  750,000  739,770
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $8,267,612)   8,322,618
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.8%
Alberta Province yankee
 9 1/4%, 4/1/00 Aa2  2,500,000  2,673,000
British Columbia Province
 7%, 1/1/03 Aa2  500,000  507,230
Manitoba Province
 6 3/4%, 3/1/03 A1  500,000  499,265
Ontario Province yankee
 7 3/4%, 6/4/02 Aa3  1,000,000  1,044,870
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $4,824,375)   4,724,365
SUPRANATIONAL OBLIGATIONS - 0.3%
African Development Bank
 7 3/4%, 12/15/01
 (Cost $691,799) Aa1  660,000  687,166
CASH EQUIVALENTS - 4.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97   $ 12,192,008  12,190,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $255,002,872)  $ 256,906,541
LEGEND
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,265,625 or 5.1% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
9. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $195,928,403 and $170,908,345, respectively, of which U.S. government and government agency obligations aggregated $120,223,036 and $137,847,077, respectively.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 73.2% AAA, AA, A 70.2%
Baa 13.7% BBB 21.3%
Ba 6.0% BB 1.2%
B 0.0% B 0.0%
Caa 0.0% CCC 0.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.5%.
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $255,006,227. Net unrealized appreciation aggregated $1,900,314, of which $2,956,441 related to appreciated investment securities and $1,056,127 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $1,523,000 of which $230,000, and $1,293,000 will expire on December 31, 2003 and 2004, respectively.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 JUNE 30, 1997 (UNAUDITED)


ASSETS


Investment in securities, at                                                                                         $ 256,906,541

value (including repurchase agreements of $12,190,000)

(cost $255,002,872) - See accompanying schedule


Cash                                                                                                                  299


Receivable for fund shares sold                                                                                       441,929


Interest receivable                                                                                                   3,489,812


 TOTAL ASSETS                                                                                                         260,838,581


LIABILITIES


Payable for investments purchased                                                                      $ 2,048,469


Accrued management fee                                                                                  93,494


Other payables and accrued expenses                                                                     49,401


 TOTAL LIABILITIES                                                                                                    2,191,364


NET ASSETS                                                                                                           $ 258,647,217


Net Assets consist of:


Paid in capital                                                                                                      $ 251,000,862


Undistributed net investment income                                                                                   7,603,855


Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                   (1,861,169

                                                                                                                     )


Net unrealized appreciation (depreciation) on investments                                                             1,903,669


NET ASSETS, for 21,842,464                                                                                           $ 258,647,217

shares outstanding


NET ASSET VALUE, offering price                                                                                       $11.84

and redemption price per share ($258,647,217 (divided by) 21,842,464 shares)



STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                            $ 8,376,565
Interest

EXPENSES

Management fee                                                                   $ 527,568

Transfer agent fees                                                               95,695

Accounting fees and expenses                                                      48,849

Non-interested trustees' compensation                                             552

Custodian fees and expenses                                                       8,018

Registration fees                                                                 25

Audit                                                                             18,627

Legal                                                                             326

Miscellaneous                                                                     7,852

 Total expenses before reductions                                                 707,512

 Expense reductions                                                               (971        706,541
                                                                                 )

NET INVESTMENT INCOME                                                                         7,670,024

REALIZED AND UNREALIZED GAIN (LOSS)                                                           (333,170
Net realized gain (loss) on                                                                  )
investment securities

Change in net unrealized appreciation (depreciation) on investment securities                 (432,325
                                                                                             )

NET GAIN (LOSS)                                                                               (765,495
                                                                                             )

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 6,904,529

OTHER INFORMATION                                                                            $ 971
 Expense reduction
  Custodian credits


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS      YEAR ENDED
                                    ENDED           DECEMBER 31,
                                    JUNE 30, 1997   1996
                                    (UNAUDITED)




Operations                                                                                          $ 7,670,024     $ 13,175,925
Net investment income

 Net realized gain (loss)                                                                            (333,170        (1,136,463
                                                                                                    )               )

 Change in net unrealized appreciation (depreciation)                                                (432,325        (5,278,792
                                                                                                    )               )

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     6,904,529       6,760,670

Distributions to shareholders from net investment income                                             (13,381,760     (9,612,980
                                                                                                    )               )

Share transactions                                                                                   61,651,406      108,335,706
Net proceeds from sales of shares

 Reinvestment of distributions                                                                       13,381,760      9,612,980

 Cost of shares redeemed                                                                             (38,502,521     (68,048,460
                                                                                                    )               )

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                             36,530,645      49,900,226

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            30,053,414      47,047,916

NET ASSETS

 Beginning of period                                                                                 228,593,803     181,545,887

 End of period (including undistributed net investment income of $7,603,855 and $13,165,742,
respectively)                                                                                       $ 258,647,217   $ 228,593,803

OTHER INFORMATION
Shares

 Sold                                                                                               5,288,011       9,066,652

 Issued in reinvestment of distributions                                                             1,151,614       807,813

 Redeemed                                                                                            (3,271,497      (5,752,069
                                                                                                    )               )

 Net increase (decrease)                                                                             3,168,128       4,122,396



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)        1996                       1995   1994   1993 E   1992





Net asset value, beginning of period    $ 12.240    $ 12.480    $ 11.020    $ 11.480    $ 10.970    $ 11.080

Income from Investment Operations       .376 D      .670        .320        .733        .641        .672
Net investment income

 Net realized and unrealized gain (loss) (.046)      (.290)      1.530       (1.163)     .559        .058

 Total from investment operations        .330        .380        1.850       (.430)      1.200       .730



Less Distributions

 From net investment income              (.730)      (.620)      (.390)      -           (.628)      (.680)

 In excess of net investment income      -           -           -           -           (.002)      -

 From net realized gain                  -           -           -           (.010)      (.050)      (.160)

 In excess of net realized gain          -           -           -           (.020)      (.010)      -

 Total distributions                     (.730)      (.620)      (.390)      (.030)      (.690)      (.840)

Net asset value, end of period           $ 11.840    $ 12.240    $ 12.480    $ 11.020    $ 11.480    $ 10.970

TOTAL RETURN B, C                        2.81%       3.19%       17.32%      (3.76)%     10.96%      6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)  $ 258,647   $ 228,594   $ 181,546   $ 111,381   $ 122,376   $ 73,598

Ratio of expenses to average net assets  .60% A      .58%        .59%        .67%        .68%        .76%

Ratio of net investment income to average
net assets                                6.46% A     6.49%       6.53%       6.53%       6.85%       7.11%

Portfolio turnover rate                   151% A      81%         182%        143%        70%         119%

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE
THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF
POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT
PRESENTATION OF INCOME, CAPITAL GAIN,
AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A
RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO
TAX DIFFERENCES.


VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                           PAST 1   PAST 5   PAST 10
JUNE 30, 1997                           YEAR     YEARS    YEARS

HIGH INCOME                             14.47%   13.24%   11.48%

Merrill Lynch High Yield Master Index   14.30%   11.60%   11.41%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for
example, generally move in the opposite
direction of interest rates. In turn, the share price,
return and yield of a fund that invests in bonds
will vary. That means if you sell your shares
during a market downturn, you might lose
money. But if you can ride out the market's ups
and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10010.70                    10054.41
  1987/08/31      10093.62                    10155.16
  1987/09/30       9742.14                     9921.51
  1987/10/31       9276.27                     9656.42
  1987/11/30       9549.48                     9900.62
  1987/12/31       9702.32                    10032.09
  1988/01/31      10021.30                    10306.61
  1988/02/29      10321.34                    10586.28
  1988/03/31      10247.18                    10568.77
  1988/04/30      10327.05                    10599.29
  1988/05/31      10311.70                    10654.61
  1988/06/30      10527.82                    10858.33
  1988/07/31      10637.41                    10973.07
  1988/08/31      10586.60                    11009.12
  1988/09/30      10671.47                    11120.09
  1988/10/31      10787.64                    11293.35
  1988/11/30      10746.45                    11335.65
  1988/12/31      10831.84                    11383.62
  1989/01/31      11092.14                    11554.33
  1989/02/28      11146.70                    11631.98
  1989/03/31      11003.47                    11621.63
  1989/04/30      10881.61                    11655.93
  1989/05/31      11082.67                    11870.51
  1989/06/30      11400.09                    12038.69
  1989/07/31      11325.04                    12095.70
  1989/08/31      11259.35                    12155.45
  1989/09/30      10865.39                    12039.73
  1989/10/31      10399.58                    11849.29
  1989/11/30      10408.34                    11875.85
  1989/12/31      10379.81                    11865.11
  1990/01/31      10150.37                    11633.21
  1990/02/28       9994.07                    11463.80
  1990/03/31       9888.62                    11618.76
  1990/04/30       9917.92                    11677.80
  1990/05/31      10121.70                    11888.73
  1990/06/30      10281.14                    12119.06
  1990/07/31      10439.95                    12375.17
  1990/08/31      10265.30                    11901.42
  1990/09/30      10021.90                    11383.81
  1990/10/31       9778.71                    11094.12
  1990/11/30      10008.07                    11188.11
  1990/12/31      10148.02                    11349.32
  1991/01/31      10363.32                    11509.75
  1991/02/28      10937.47                    12364.04
  1991/03/31      11325.02                    12895.64
  1991/04/30      11726.92                    13354.88
  1991/05/31      11899.16                    13420.09
  1991/06/30      12157.53                    13690.06
  1991/07/31      12616.84                    14018.08
  1991/08/31      12789.09                    14312.71
  1991/09/30      13076.16                    14495.01
  1991/10/31      13521.12                    14925.74
  1991/11/30      13635.95                    15098.15
  1991/12/31      13707.72                    15273.55
  1992/01/31      14439.75                    15807.56
  1992/02/29      14964.03                    16200.15
  1992/03/31      15447.75                    16426.18
  1992/04/30      15556.98                    16545.74
  1992/05/31      15744.22                    16809.66
  1992/06/30      15915.86                    17018.51
  1992/07/31      16227.94                    17363.32
  1992/08/31      16571.22                    17593.20
  1992/09/30      16742.86                    17793.66
  1992/10/31      16493.20                    17568.92
  1992/11/30      16696.05                    17817.74
  1992/12/31      16883.30                    18047.16
  1993/01/31      17335.81                    18491.55
  1993/02/28      17631.52                    18841.57
  1993/03/31      18038.40                    19168.23
  1993/04/30      18157.08                    19305.82
  1993/05/31      18428.33                    19565.70
  1993/06/30      18903.02                    19933.29
  1993/07/31      19089.51                    20147.55
  1993/08/31      19292.95                    20339.61
  1993/09/30      19360.77                    20439.97
  1993/10/31      19818.51                    20825.00
  1993/11/30      20004.99                    20938.90
  1993/12/31      20327.11                    21148.27
  1994/01/31      21005.24                    21611.74
  1994/02/28      20980.06                    21456.32
  1994/03/31      20273.29                    20757.12
  1994/04/30      20068.69                    20514.55
  1994/05/31      20105.89                    20441.46
  1994/06/30      20031.49                    20516.70
  1994/07/31      20105.89                    20660.93
  1994/08/31      20105.89                    20804.44
  1994/09/30      20254.69                    20796.56
  1994/10/31      20068.69                    20849.41
  1994/11/30      19901.30                    20672.06
  1994/12/31      19994.30                    20902.00
  1995/01/31      20217.49                    21197.35
  1995/02/28      20911.39                    21858.73
  1995/03/31      21171.78                    22162.93
  1995/04/30      21792.71                    22681.84
  1995/05/31      22353.55                    23390.48
  1995/06/30      22413.64                    23569.13
  1995/07/31      22954.45                    23838.58
  1995/08/31      23134.72                    23983.26
  1995/09/30      23515.29                    24257.65
  1995/10/31      23735.63                    24429.61
  1995/11/30      23855.81                    24668.07
  1995/12/31      24136.23                    25064.04
  1996/01/31      24697.07                    25459.88
  1996/02/29      25104.99                    25498.22
  1996/03/31      25039.04                    25428.97
  1996/04/30      25412.75                    25440.49
  1996/05/31      25764.49                    25623.96
  1996/06/30      25896.39                    25777.88
  1996/07/31      25808.45                    25952.89
  1996/08/31      26182.17                    26220.91
  1996/09/30      26951.59                    26783.49
  1996/10/31      26863.65                    27077.02
  1996/11/30      27149.44                    27624.44
  1996/12/31      27523.15                    27837.00
  1997/01/31      27896.87                    28050.93
  1997/02/28      28402.88                    28444.43
  1997/03/31      27520.51                    28128.51
  1997/04/30      27949.77                    28448.66
  1997/05/31      29118.32                    29021.99
  1997/06/30      29642.97                    29463.84
Let's say hypothetically that $10,000 was invested in High Income Portfolio on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $29,643 - a 196.43% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,464 - a 194.64% increase.
INVESTMENT SUMMARY
TOP FIVE HOLDINGS AS OF JUNE 30, 1997
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S
                                          INVESTMENTS

PanAmSat Corp.                            3.3

Time Warner, Inc.                         2.8

NextLink Communications, Inc.             1.9

Millicom International Cellular SA        1.8

Intermedia Communications, Inc.           1.8

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                   % OF FUND'S
                   INVESTMENTS

Media & Leisure    31.8

Utilities          12.1

Basic Industries   11.3

Finance            5.1

Services           5.0

QUALITY DIVERSIFICATION AS OF JUNE 30, 1997
(MOODY'S RATINGS)   % OF FUND'S
                    INVESTMENTS

Aaa, Aa, A          0.0

Baa                 0.0

Ba                  5.5

B                   51.5

Caa, Ca, C          8.0

Nonrated            5.2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1997, ACCOUNT FOR 5.2% OF THE FUND'S INVESTMENTS.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Barry Coffman, Portfolio Manager of High Income Portfolio
Q. BARRY, HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS AND THE PAST
YEAR?
A. It did well, outperforming its benchmark, the Merrill Lynch High Yield Master Index, which had a total return of 5.84% for the six months that ended June 30, 1997, and 14.30% for the 12-month period.
Q. WHY DID THE FUND BEAT ITS BENCHMARK?
A. The fund had a lighter weighting in higher-quality BB-rated securities and a heavier weighting in lower-quality B-rated securities than its benchmark. During the period, credit spreads narrowed, meaning there was an ever smaller gap in yield between the B- and BB-rated securities. As spreads narrowed, B-rated securities performed better than the higher-rated BB securities and helped the fund outpace its benchmark. There were both fundamental and technical reasons for the performance of B-rated securities. From a fundamental standpoint, there was continued economic strength and the stock market's impressive rise. And from a technical standpoint, demand for the lower-quality tiers of the high-yield market was solid.
Q. WHICH OF THE FUND'S HOLDINGS PERFORMED PARTICULARLY WELL?
A. Many of the fund's larger media and telecommunications holdings - including PanAmSat and Millicom International Cellular - were some of its best performers. PanAmSat was upgraded upon the completion of its merger with GM Hughes. Millicom not only benefited from its quickly growing cellular businesses in emerging countries, but it also rose on the news that it is planning to undertake a significant restructuring by selling off its Latin American business and spinning off its Asian operations. Other strong performers included stocks issued by high-yield companies - those with below-investment-grade credit ratings. For example, the stock price of Allied Waste performed well over the past six months. That rise was due, in part, to Allied's successful integration of a recent acquisition.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Some of our paging holdings proved to be disappointing, but the industry as a whole was plagued by a number of developments during the past six months. First, investors became concerned that pager sales would decline in light of new competitive products. Second, there was the bankruptcy of a high-profile paging company and the failure of another company to successfully introduce a new product. While the fund did not own either of those troubled pagers, it did hold others that appeared to fall in price in sympathy, including Arch Communications. While I reduced the fund's stake in Arch, I continued to hold onto Pagemart because it continued to be one of the fastest-growing paging companies and one with a strategy that I believe should distinguish it from its competitors.
Q. IN ADDITION TO PAGING COMPANIES, THE FUND ALSO HAD SIGNIFICANT HOLDINGS IN OTHER TELECOMMUNICATIONS-RELATED COMPANIES. WHAT IS THE ATTRACTION TO THESE COMPANIES?
A. The growth potential for many telecommunications companies is significant and, in my view, will be independent of the economic environment. The companies I emphasized have fast-growing businesses in fast-growing industries. For example, the competitive local exchange companies - including Intermedia Communications, Nextlink, GST USA, Brooks Fiber and McLeodUSA - gained market share in the $100 billion local telephone market at the expense of regional Bell operating companies. Another large telecommunications holding is McCaw International, which is a subsidiary of Nextel and owns enhanced specialized mobile radio licenses in Latin America and Asia used for dispatch, messaging and voice purposes.
Q. WHAT'S YOUR OUTLOOK?
A. The market is at risk to a slowing economy that likely would hurt the weakest companies in the high-yield market. I will probably focus on improving the overall credit quality of the fund, while concentrating the fund's aggressive holdings in situations I believe have strong fundamental momentum and an attractive risk/reward tradeoff.



FUND FACTS
GOAL: income and share price stability by investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of June 30, 1997, more than
$1.0 billion
MANAGER: Robert Duby, since April 1997;
joined Fidelity in 1982
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 70.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CONVERTIBLE BONDS - 0.7%
MEDIA & LEISURE - 0.6%
RESTAURANTS - 0.6%
Boston Chicken, Inc.
 4 1/2%, 2/1/04 B2 $ 14,000,000 $ 10,640,000
RETAIL & WHOLESALE - 0.1%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Corporate Express, Inc.
 4 1/2%, 7/1/00 B3  1,500,000  1,335,000
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
 0%, 12/15/05 (d)(g) -  630,000  409,500
TOTAL CONVERTIBLE BONDS   12,384,500
NONCONVERTIBLE BONDS - 69.5%
AEROSPACE & DEFENSE - 1.3%
AEROSPACE & DEFENSE - 0.5%
Alliant Techsystems, Inc.
 11 3/4%, 3/1/03 B2  40,000  44,100
Fairchild Corp.
 12%, 10/15/01 Caa  1,945,000  1,964,450
RHI Holdings, Inc.
 11 7/8%, 3/1/99 B2  3,160,000  3,160,000
Wyman-Gordon Co.
 10 3/4%, 3/15/03 Ba3  4,740,000  5,071,800
  10,240,350
DEFENSE ELECTRONICS - 0.5%
Tracor, Inc.
 8 1/2%, 3/1/07 B1  9,430,000  9,524,300
SHIP BUILDING & REPAIR - 0.3%
Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06 Ba2  670,000  691,775
 9 1/4%, 12/1/06 B1  4,650,000  4,847,625
  5,539,400
TOTAL AEROSPACE & DEFENSE   25,304,050
BASIC INDUSTRIES - 10.7%
CHEMICALS & PLASTICS - 2.6%
Atlantis Group, Inc.
 11%, 2/15/03 B2  7,785,000  8,038,013
BPC Holdings Corp.
 12 1/2%, 6/15/06 Caa  350,000  381,500
Foamex LP/Foamex Capital
 Corp. 9 7/8%, 6/15/07 (g) B3  5,840,000  5,913,000
Freedom Chemical Co.
 10 5/8%, 10/15/06 B3  6,260,000  6,385,200
Pioneer Americas Acquisition
 Corp. 9 1/4%, 6/15/07 (g) B1  5,780,000  5,693,300
Plastic Specialties & Technologies,
 Inc. 11 1/4%, 12/1/03 B3  5,990,000  6,409,300
Sterling Chemicals Holdings,
 Inc. 11 3/4%, 8/15/06 B3  15,560,000  16,765,900
  49,586,213

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
IRON & STEEL - 1.0%
GS Technologies Operating, Inc.
 12 1/4%, 10/1/05 B2 $ 3,410,000 $ 3,733,950
Republic Engineered Steels, Inc.
 9 7/8%, 12/15/01 Caa  7,810,000  7,282,825
WCI Steel, Inc. 10%, 12/1/04 B2  8,070,000  8,392,800
  19,409,575
METALS & MINING - 0.6%
Commonwealth Aluminum Corp.
 10 3/4%, 10/1/06 B2  10,110,000  10,615,500
PAPER & FOREST PRODUCTS - 6.5%
Asia Pulp & Paper Finance II
 Mauritius Ltd.
 12%, 3/15/04 (g) B3  11,785,000  12,079,625
American Pad & Paper Co.,
 Inc. 13%, 11/15/05 B3  2,290,000  2,679,300
Container Corp. of America:
 10 3/4%, 5/1/02 B1  50,000  54,688
 gtd. 9 3/4%, 4/1/03 B1  490,000  518,175
 gtd. 11 1/4%, 5/1/04 B1  150,000  164,250
Crown Paper Co.
 11%, 9/1/05 B3  3,780,000  3,789,450
Doman Industries Ltd. yankee
 8 3/4%, 3/15/04 B1  11,660,000  11,251,900
Florida Coast Paper Co.
 LLC\Florida Coast Paper
 Finance Corp., Series B,
 12 3/4%, 6/1/03 Caa  3,110,000  3,211,075
Gaylord Container Corp.
 11 1/2%, 5/15/01 B3  1,160,000  1,219,450
Indah Kiat International
 Finance Co. BV
 12 1/2%, 6/15/06 Ba2  2,680,000  3,041,800
Mail-Well Corp.
 10 1/2%, 2/15/04 B  1,640,000  1,705,600
Malette, Inc. yankee
 12 1/4%, 7/15/04 Ba3  1,340,000  1,500,800
Repap Wisconsin, Inc.:
 9 1/4%, 2/1/02 B2  11,170,000  11,225,850
 9 7/8%, 5/1/06 Caa  12,510,000  12,603,825
Repap New Brunswick, Inc.
 yankee 10 5/8%, 4/15/05 Caa  5,110,000  4,816,175
Riverwood International
 10 7/8%, 4/1/08 Caa  8,750,000  7,940,625
SD Warren Co., Series B,
 12%, 12/15/04 B1  7,330,000  8,209,600
Specialty Paperboard, Inc.
 9 3/8%, 10/15/06 B1  5,000,000  5,062,500
Stone Container Corp.:
 12 5/8%, 7/15/98 B2  10,000,000  10,512,500
 10 3/4%, 10/1/02 B1  10,510,000  11,088,050
 11 7/8%, 8/1/16 B2  8,400,000  9,072,000
Tembec Finance Corp. yankee
 9 7/8%, 9/30/05 B1  1,365,000  1,405,950
  123,153,188
TOTAL BASIC INDUSTRIES   202,764,476
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 2.4%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Jordan Industries, Inc.
 10 3/8%, 8/1/03 B3 $ 11,895,000 $ 12,311,325
HOME FURNISHINGS - 0.9%
Guitar Center Management
 Co., Inc. 11%, 7/1/06 B2  2,527,000  2,767,065
Interlake Corp.
 12 1/8%, 3/1/02 B3  10,275,000  10,763,063
Knoll, Inc. 10 7/8%, 3/15/06 B1  3,426,000  3,790,013
  17,320,141
TEXTILES & APPAREL - 0.9%
Dan River, Inc.
 10 1/8%, 12/15/03 B3  4,700,000  4,982,000
GFSI, Inc.
 9 5/8%, 3/1/07 (g) B3  1,410,000  1,424,100
Synthetic Industries, Inc.
 9 1/4%, 2/15/07 (g) B2  9,610,000  9,730,125
  16,136,225
TOTAL DURABLES   45,767,691
ENERGY - 3.8%
ENERGY SERVICES - 0.8%
DI Industries, Inc.
 8 7/8%, 7/1/07 B1  3,875,000  3,816,875
McDermott International, Inc.
 9 3/8%, 3/15/02 Ba3  11,680,000  12,246,363
  16,063,238
OIL & GAS - 3.0%
Belden & Blake Corp.
 9 7/8%, 6/15/07 (g) B3  5,805,000  5,746,950
Chesapeake Energy Corp.
 10 1/2%, 6/1/02 Ba2  690,000  727,950
Cross Timbers Oil Co.
 9 1/4%, 4/1/07 B2  8,000,000  8,260,000
Flores & Rucks, Inc.:
 13 1/2%, 12/1/04 B1  390,000  468,975
 9 3/4%, 10/1/06 B3  9,860,000  10,303,700
Harcor Energy, Inc.
 14 7/8%, 7/15/02 B3  13,060,000  15,410,800
Ocean Energy, Inc.
 8 7/8%, 7/15/07 (g) B3  10,850,000  10,850,000
United Meridian Corp.
 10 3/8%, 10/15/05 B2  190,000  206,150
United Refining Co.
 10 3/4%, 6/15/07 (g) B2  4,050,000  4,009,500
  55,984,025
TOTAL ENERGY   72,047,263
FINANCE - 4.1%
ASSET-BACKED SECURITIES - 0.4%
Airplanes Pass Through Trust
 10 7/8%, 3/15/19 Ba2  6,710,000  7,750,050

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CREDIT & OTHER FINANCE - 1.8%
APP International Finance Co.
 BV yankee
 11 3/4%, 10/1/05 Ba3 $ 2,165,000 $ 2,392,325
GST Equipment Funding, Inc.
 13 1/4%, 5/1/07 (g) -  10,360,000  11,085,200
Imperial Credit Capital Trust I
 10 1/4%, 6/14/02 (g) B2  4,870,000  4,882,175
Imperial Credit Industries, Inc.
 9 7/8%, 1/15/07 B2  11,200,000  11,088,000
PTC International Finance BV
 0%, 7/1/07 (d)(g) B3  3,440,000  2,085,500
Polytama International Finance
 BV 11 1/4%, 6/15/07 B2  2,750,000  2,839,375
  34,372,575
INSURANCE - 0.4%
Integon Corp.:
 8%, 8/15/99 B1  1,500,000  1,526,250
 9 1/2%, 10/15/01 B1  5,200,000  5,603,000
  7,129,250
SAVINGS & LOANS - 1.5%
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  7,240,000  7,855,400
First Nationwide Parent Holdings
 Ltd. 12 1/2%, 4/15/03 B3  18,180,000  20,270,700
  28,126,100
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible
 14%, 6/1/02 (g) -  235,942  259,537
TOTAL FINANCE   77,637,512
HEALTH - 2.8%
DRUGS & PHARMACEUTICALS - 0.1%
Leiner Health Products, Inc.
 9 5/8%, 7/1/07 (g) B3  1,150,000  1,164,375
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
Wright Medical Technology, Inc.
 10 3/4%, 7/1/00 B3  20,920,000  21,286,089
MEDICAL FACILITIES MANAGEMENT - 1.6%
Integrated Health Services, Inc. (g):
 11%, 4/30/06 (e)  B1  4,890,000  5,256,750
 9 1/2%, 9/15/07 B1  3,460,000  3,537,850
Mariner Health Group, Inc.
 9 1/2%, 4/1/06 B2  1,180,000  1,215,400
Tenet Healthcare Corp.
 8 5/8%, 1/15/07 Ba3  20,370,000  20,675,550
  30,685,550
TOTAL HEALTH   53,136,014
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 3.1%
ELECTRICAL EQUIPMENT - 1.1%
Amphenol Corp.
 9 7/8%, 5/15/07 B2 $ 1,680,000 $ 1,730,400
Motors & Gears, Inc.
 10 3/4%, 11/15/06 B3  19,030,000  19,600,900
  21,331,300
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Calmar, Inc.
 11 1/2%, 8/15/05 B3  1,570,000  1,664,200
Continental Global Group, Inc.
 11%, 4/1/07 (g) B2  4,000,000  4,200,000
Goss Graphic System, Inc.
 12%, 10/15/06 B2  9,630,000  10,593,000
International Knife & Saw, Inc.
 11 3/8%, 11/15/06 B3  2,460,000  2,626,050
MVE, Inc. 12 1/2%, 2/15/02 B3  5,735,000  5,878,375
Thermadyne Holdings Corp.:
 10 1/4%, 5/1/02 B1  1,484,000  1,537,795
 10 3/4%, 11/1/03 B3  5,226,000  5,421,975
  31,921,395
POLLUTION CONTROL - 0.3%
Allied Waste of North America, Inc.
 10 1/4%, 12/1/06 (g) B3  4,750,000  5,082,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   58,335,195
MEDIA & LEISURE - 17.4%
BROADCASTING - 7.1%
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B3  990,000  940,500
 9 7/8%, 3/1/07 (g) B3  20,610,000  19,888,650
Benedek Communications Corp.
 0%, 5/15/06 (d) -  11,830,000  7,127,575
Capstar Broadcasting Partners,
 Inc. 0%, 2/1/09 (d)(g) CCC  12,830,000  8,243,275
Capstar Radio Broadcasting
 Partners, Inc.
 9 1/4%, 7/1/07 (g) -  9,710,000  9,394,425
Chancellor Radio Broadcasting
 Co. 8 3/4%, 6/15/07 (g) B3  8,640,000  8,532,000
Citadel Broadcasting Co.
 10 1/4%, 7/1/07 (g) B3  5,550,000  5,550,000
CS Wireless Systems, Inc.
 0%, 3/1/06 (d) Caa  12,770,000  3,064,800
Diamond Cable Communications
 PLC yankee
 0%, 9/30/04 (d) B3  2,030,000  1,639,225
Echostar DBS Corp.
 12 1/2%, 7/1/02 (g) Caa  7,250,000  7,186,563
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (d) Caa  5,410,000  3,841,100
Echostar Communications Corp.
 0%, 6/1/04 (d) B2  17,750,000  14,910,000

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Intermedia Capital Partners IV
 L P/Intermedia Partners IV
 Capital Corp.
 11 1/4%, 8/1/06 B2 $ 590,000 $ 634,988
Jacor Communications Co.:
 9 3/4%, 12/15/06 B2  3,190,000  3,317,600
 8 3/4%, 6/15/07 (g) B2  5,260,000  5,194,250
Lenfest Communications, Inc.:
 8 3/8%, 11/1/05 Ba3  2,710,000  2,669,350
 10 1/2%, 6/15/06 B2  1,660,000  1,809,400
Olympus Communications LP/
 Olympus Capital Corp
 10 5/8%, 11/15/06 B1  5,550,000  5,799,750
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  3,845,000  4,142,988
Telewest PLC
 0%, 10/1/07 (d) B1  16,990,000  12,275,275
UIH Australia/PAC, Inc., Series B,
 0%, 5/15/06 (d) B2  13,875,000  8,394,375
  134,556,089
ENTERTAINMENT - 2.6%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 (g) B2  10,940,000  11,104,100
AMF Group, Inc.
 0%, 3/15/06 (d) B2  12,280,000  8,749,500
Cinemark USA, Inc.
 9 5/8%, 8/1/08 B2  8,240,000  8,363,600
Viacom, Inc. 8%, 7/7/06 B1  21,700,000  21,049,000
  49,266,200
LEISURE DURABLES & TOYS - 1.7%
Coleman Escrow Corp. secured (g):
 1st priority 0%, 5/15/01 B3  20,350,000  12,820,500
 2nd priority 0%, 5/15/01 Caa  3,700,000  2,136,750
Icon Health And Fitness, Inc.
 13%, 7/15/02 B3  12,750,000  14,311,875
Icon Fitness Corp.
 0%, 11/15/06 (d) CCC+  5,650,000  3,079,250
  32,348,375
LODGING & GAMING - 4.1%
American Skiing Co.
 12%, 7/15/06 B3  7,480,000  7,854,000
Casino Magic Financial Corp.
 11 1/2%, 10/15/01 B1  3,760,000  3,290,000
HMH Properties, Inc.
 9 1/2%, 5/15/05 Ba3  14,610,000  15,230,925
Hollywood Casino Corp.
 12 3/4%, 11/1/03 B2  6,050,000  6,413,000
Horseshoe Gaming LLC
 12 3/4%, 9/30/00 B1  15,220,000  17,008,350
KSL Recreation Group, Inc.
 10 1/4%, 5/1/07 (g) B3  5,570,000  5,792,800
Prime Hospitality Corp.
 9 3/4%, 4/1/07 -  5,190,000  5,462,475
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Sun International Hotels Ltd./
 Sun International North
 America, Inc. yankee
 9%, 3/15/07 Ba3 $ 15,030,000 $ 15,255,450
Wyndham Hotel Corp.
 10 1/2%, 5/15/06 B2  1,920,000  2,145,600
  78,452,600
PUBLISHING - 0.8%
Big Flower Press Holdings, Inc.
 8 7/8%, 7/1/07 (g) -  16,300,000  16,014,750
RESTAURANTS - 1.1%
AFC Enterprises, Inc.
 10 1/4%, 5/15/07 (g) B3  11,420,000  11,362,900
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 B1  8,790,000  9,141,600
  20,504,500
TOTAL MEDIA & LEISURE   331,142,514
NONDURABLES - 1.4%
FOODS - 0.1%
International Home Foods, Inc.
 10 3/8%, 11/1/06 B2  2,830,000  2,914,900
HOUSEHOLD PRODUCTS - 1.2%
Renaissance Cosmetic, Inc.
 11 3/4%, 2/15/04 B3  10,000,000  10,350,000
Revlon Consumer Products Corp.
 10 1/2%, 2/15/03 B3  11,470,000  12,215,550
  22,565,550
TOBACCO - 0.1%
North Atlantic Trading, Inc.
 11%, 6/15/04 (g) B3  1,810,000  1,837,150
TOTAL NONDURABLES   27,317,600
RETAIL & WHOLESALE - 4.5%
APPAREL STORES - 1.5%
Lamonts Apparel, Inc.
 10 1/4%, 11/1/99
 pay-in-kind (b)(g) -  2,201,000  88,040
Mothers Work, Inc.
 12 5/8%, 8/1/05 B3  21,970,000  22,684,025
Specialty Retailers, Inc. (g):
 8 1/2%, 7/15/05 Ba3  4,480,000  4,468,800
 9%, 7/15/07 B2  1,990,000  1,980,050
  29,220,915
GENERAL MERCHANDISE STORES - 0.0%
K mart Corp. 8.70%, 8/1/97 Ba2  250,000  250,625
GROCERY STORES - 3.0%
Food 4 Less Holdings, Inc.
 13 5/8%, 6/15/07 -  1,826,493  2,135,207
Grand Union Co.
 12%, 9/1/04 Caa  7,270,000  5,379,800

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Pantry, Inc. 12%, 11/15/00 B2 $ 660,000 $ 676,500
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02 Caa  10,760,000  10,894,500
 9 5/8%, 5/1/03 B3  1,960,000  1,891,400
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  7,850,000  6,751,000
 8 5/8%, 12/15/03 B3  3,780,000  3,052,350
 10 3/8%, 10/1/04 B3  3,860,000  3,281,000
 11 1/2%, 4/15/06 B3  3,180,000  2,814,300
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03 B3  11,340,000  10,858,050
 9 1/2%, 8/1/03 (g) B3  3,540,000  3,416,100
Randalls Food Markets, Inc.
 9 3/8%, 7/1/07 (g) B2  5,080,000  5,060,950
  56,211,157
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Corporate Expess, Inc., Series B,
 9 1/8%, 3/15/04 B2  1,070,000  1,070,000
TOTAL RETAIL & WHOLESALE   86,752,697
SERVICES - 4.1%
LEASING & RENTAL - 0.0%
GPA Holland 8.94%, 2/16/99 -  500,000  513,750
PRINTING - 1.2%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  21,300,000  21,885,750
SERVICES - 2.9%
Orion Network Systems, Inc. unit:
 11 1/4%, 1/15/07 B2  5,585,000  5,710,663
 0%, 1/15/07 (d) B2  45,930,000  26,180,100
Outsourcing Solutions, Inc.
 11%, 11/1/06 B3  3,960,000  4,296,600
Protection One Alarm Monitoring,
 Inc. 13 5/8%, 6/30/05 Caa  18,300,000  18,757,500
  54,944,863
TOTAL SERVICES   77,344,363
TECHNOLOGY - 2.9%
COMMUNICATIONS EQUIPMENT - 0.3%
Intermedia Communications,
 Inc. 0%, 5/15/06 (d) B2  6,430,000  4,420,625
COMPUTER SERVICES & SOFTWARE - 0.5%
Verio, Inc. 13 1/2%, 6/15/04
  unit (g) -  10,050,000  10,100,250
COMPUTERS & OFFICE EQUIPMENT - 1.6%
Dictaphone Corp.
 11 3/4%, 8/1/05 B3  14,530,000  13,367,600
Exide Electronics Group, Inc.
 11 1/2%, 5/15/06 B3  6,950,000  7,453,875
Unisys Corp.:
 10 5/8%, 10/1/99 B1  4,080,000  4,212,600
 12%, 4/15/03 B1  4,400,000  4,763,000
 11 3/4%, 10/15/04 B1  1,020,000  1,101,600
  30,898,675
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.3%
Wavetek Corp.
 10 1/8%, 6/15/07 (g) B3 $ 5,270,000 $ 5,375,400
ELECTRONICS - 0.2%
Fairchild Semiconductor Corp.
 10 1/8%, 3/15/07 (g) B2  470,000  495,850
Viasystems, Inc.
 9 3/4%, 6/1/07 (g) B3  3,150,000  3,205,125
  3,700,975
TOTAL TECHNOLOGY   54,495,925
TRANSPORTATION - 1.8%
AIR TRANSPORTATION - 0.2%
US Air Inc., pass through trust
 8 5/8%, 9/1/98 B1  5,000,000  5,075,000
RAILROADS - 1.2%
TFM SA de CV (g):
 10 1/4%, 6/15/07 B2  2,520,000  2,564,100
 0%, 6/15/09 (d) B2  8,660,000  5,001,150
Transtar Holdings LP/Transtar
 Capital Corp. 0%,
 12/15/03 (d) B-  17,941,000  15,249,850
  22,815,100
TRUCKING & FREIGHT - 0.4%
Greyhound Lines, Inc.
 11 1/2%, 4/15/07 (g) B3  6,860,000  7,305,900
TOTAL TRANSPORTATION   35,196,000
UTILITIES - 9.2%
CELLULAR - 6.0%
Arch Communications Group,
 Inc. 0%, 3/15/08 (d) B3  12,070,000  6,366,925
Clearnet Communications, Inc.
 yankee 0%, 12/15/05 (d) B3  11,420,000  7,508,650
Fonorola, Inc.
 12 1/2%, 8/15/02 B2  1,020,000  1,122,000
McCaw International Ltd. unit
 0%, 4/15/07 (d)(g) CCC  27,110,000  13,012,800
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (d) B3  28,060,000  15,713,600
Millicom International Cellular
 SA 0%, 6/1/06 (d) B3  49,000,000  35,035,000
Mobile Telecommunications
 Technologies Corp.
 13 1/2%, 12/15/02 B3  10,825,000  11,420,375
Omnipoint Corp.:
 11 5/8%, 8/15/06 B2  2,150,000  2,031,750
 Series A, 11 5/8%, 8/15/06 B3  5,980,000  5,651,100
Pagemart, Inc.
 0%, 11/1/03 (d) -  3,250,000  2,811,250
Pagemart Nationwide, Inc.
 0%, 2/1/05 (d) -  7,070,000  5,267,150
Telesystem International Wireless,
 Inc. 0%, 6/30/07 (d)(g) B-  7,670,000  4,084,275

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
USA Mobile Communications,
 Inc. II 9 1/2%, 2/1/04 B2 $ 3,970,000 $ 3,692,100
  113,716,975
ELECTRIC UTILITY - 0.3%
CMS Energy Corp.
 8 1/8%, 5/15/02 Ba3  5,680,000  5,722,600
TELEPHONE SERVICES - 2.9%
Brooks Fiber Properties, Inc.
 11 7/8%, 11/1/06 -  5,730,000  3,695,850
GST USA, Inc.
 0%, 12/15/05 (d) -  11,110,000  6,888,200
Hyperion Telecommunications,
 Inc., Series B,
 0%, 4/15/03 (d) -  12,560,000  6,311,400
McLeodUSA, Inc.
 0%, 3/1/07 (d)(g) B3  11,000,000  7,012,500
Nextlink Communications, Inc.
 12 1/2%, 4/15/06 -  700,000  743,750
RSL Communications Ltd./
 RSL Communications PLC
 12 1/4%, 11/15/06 -  9,140,000  9,299,950
Shared Technologies Fairchild
 Communications Corp.
 0%, 3/1/06 (d) Caa  18,290,000  16,323,825
Teleport Communications
 Group, Inc.:
  8%, 8/1/05 B1  5,550,000  4,002,938
  9 7/8%, 7/1/06 B1  310,000  330,925
  54,609,338
TOTAL UTILITIES   174,048,913
TOTAL NONCONVERTIBLE BONDS   1,321,290,213
TOTAL CORPORATE BONDS
 (Cost $1,309,051,600)  1,333,674,713
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Lennar Central Partners LP
 Series 1995-1 Class F,
 11.70%, 5/15/05 (g) -  63,357  63,951
Meritor Mortgage Security Corp.
 Series 1987-1 Class B,
 9.40%, 2/1/00 (b)(g) -  1,350,000  267,165
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $220,926)   331,116
COMMON STOCKS - 7.9%
 SHARES
AEROSPACE & DEFENSE - 0.3%
Fairchild Corp. Class A  289,000  5,202,000
BASIC INDUSTRIES - 0.5%
CHEMICALS & PLASTICS - 0.1%
Foamex International, Inc. (a)  182,800  2,399,250
Foamex-JPS Automotive LP/Foamex
 JPS Capital Corp. warrants 7/1/99 (a)  530  14,840
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Sterling Chemical Holdings
 warrants 8/15/08 (a)  340 $ 11,900
  2,425,990
PAPER & FOREST PRODUCTS - 0.4%
Gaylord Container Corp. Class A (a)  860,600  6,723,438
SDW Holdings Corp. (a):
 warrants 12/15/06  7,609  38,045
 Series B warrants 12/16/06  4,450  75,650
  6,837,133
TOTAL BASIC INDUSTRIES   9,263,123
DURABLES - 0.1%
TEXTILES & APPAREL - 0.1%
Arena Brands Holdings Corp. Class B 48,889 1,974,630 HM/Hat Brands Trust Class I unit (a)(f) 340,000 -
  1,974,630
ENERGY - 1.0%
OIL & GAS - 1.0%
Harcor Energy, Inc. (a)  469,000  2,814,000
Harcor Energy, Inc.
 warrants 7/24/00 (a)  330,000  742,500
Ocean Energy, Inc. (a)  304,200  14,069,250
Snyder Oil Corp.   50,000  918,750
  18,544,500
FINANCE - 0.0%
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (g)  3,000  300,000
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology,
 Inc. warrants 6/30/03 (a)  3,212  321,200
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
POLLUTION CONTROL - 0.7%
Allied Waste Industries, Inc. (a)  717,300  12,463,088
MEDIA & LEISURE - 3.3%
BROADCASTING - 1.9%
American Radio Systems Corp. Class A (a) 216,900 8,648,888 Benedek Communications Corp.
 warrants 7/1/00 (a)  57,600  115,200
CS Wireless Systems, Inc. (a)(g)  3,514  -
Jacor Communications, Inc. Class A (a) 310,600 11,880,450 PanAmSat Corp. (a) 342,400 9,929,600
United International Holdings, Inc.
 Class A (a)  441,100  4,576,413
  35,150,551
ENTERTAINMENT - 0.0%
Live Entertainment, Inc. (a)(f):
 $2.00 warrants 3/28/98  232,000  11,600
 $2.72 warrants 3/28/98  221,765  11,088
  22,688
LEISURE DURABLES & TOYS - 0.1%
IHF Capital, Inc. (a)(g):
 Series H warrants 11/15/04  10,250  1,691,250
 Series I warrants 11/14/99  5,890  323,950
  2,015,200

 SHARES VALUE (NOTE 1)
LODGING & GAMING - 1.0%
Bally Gaming International, Inc.
 warrants 7/29/98 (a)  90,000 $ 112,500
Host Marriott Corp. (a)  651,300  11,601,281
Motels of America, Inc. (a)  3,000  93,000
Showboat, Inc.   437,300  7,625,419
  19,432,200
PUBLISHING - 0.3%
Big Flower Press Holdings, Inc. (a)  304,200  6,312,150
TOTAL MEDIA & LEISURE   62,932,789
NONDURABLES - 0.3%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc.
 warrants 8/31/06 (a)(g)  12,750  1,402,500
TOBACCO - 0.3%
North Atlantic Trading, Inc.
 unit (a)(g)  210,000  5,302,500
TOTAL NONDURABLES   6,705,000
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.1%
Lamonts Apparel, Inc. (a)  35,870  3,364
Lamonts Apparel, Inc.
 warrants 6/10/99 (a)  66,214  -
Mothers Work (a)(h)  209,100  1,515,975
  1,519,339
GROCERY STORES - 0.1%
Food 4 Less Holdings, Inc.
 warrants 12/31/02 (a)(f)  155,047  2,248,182
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Jewelry Manufacturing
 Corp. Class A (a)  8,374  2,094
TOTAL RETAIL & WHOLESALE   3,769,615
SERVICES - 0.6%
Orion Network Systems, Inc. (a)  358,700  3,945,700
Protection One, Inc. (a)  469,200  6,334,200
Protection One, Inc.
 warrants 6/30/05 (a)  74,560  708,320
Vestar/LPA Investment Corp. (a)  5,177  103,540
  11,091,760
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Exide Electronics Group, Inc. (a)  117,600  1,389,150
Exide Electronics Group, Inc.
 warrants 3/15/06 (a)(g)  6,770  169,250
  1,558,400
UTILITIES - 0.8%
CELLULAR - 0.8%
Intercel, Inc. warrants 2/1/06 (a)  56,448  282,240
Microcell Telecommunications, Inc. (a):
 warrants 6/1/06  112,240  1,403,000
 conditional warrants 6/1/06  112,240  70,150
Pagemart Wireless, Inc. Class A (a)  1,446,000  12,291,000
  14,046,390
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.0%
Hyperion Telecommunications, Inc.
 warrants 4/15/01 (a)(g)  12,560 $ 376,800
NextLink Communications, Inc.
 warrants 2/1/09 (a)  663,204  6,632
RSL Communications Ltd./RSL
 Communications PLC
 warrants 11/15/06 (a)  9,140  274,200
  657,632
TOTAL UTILITIES   14,704,022
TOTAL COMMON STOCKS
 (Cost $121,699,279)   148,830,127
PREFERRED STOCKS - 16.2%
CONVERTIBLE PREFERRED STOCKS - 0.9%
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.2%
Benedek Communications Corp. 15% (a)  33,600  3,679,200
LODGING & GAMING - 0.7%
Host Marriott Financial Trust
 $3.375 (g)  251,200  14,538,200
TOTAL MEDIA & LEISURE   18,217,400
RETAIL & WHOLESALE - 0.0%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Corp. pay-in-kind  128  64
TOTAL CONVERTIBLE PREFERRED STOCKS   18,217,464
NONCONVERTIBLE PREFERRED STOCKS - 15.3%
BASIC INDUSTRIES - 0.1%
PAPER & FOREST PRODUCTS - 0.1%
SDW Holdings Corp. 15% (g)  44,500  1,596,438
FINANCE - 1.0%
CREDIT & OTHER FINANCE - 0.5%
American Annuity Group Capital
 Trust II 8 3/4%  8,910  8,865,450
SAVINGS & LOANS - 0.5%
California Federal Bank FSB:
 Series B, 10 5/8%  15,610  1,713,198
 11 1/2%  1,778  199,136
California Federal Preferred Capital Corp.
 9 1/8%  308,750  7,873,125
  9,785,459
TOTAL FINANCE   18,650,909
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Ampex Corp. 8% (a)(f)  1,589  1,235,114
MEDIA & LEISURE - 9.6%
BROADCASTING - 9.4%
American Radio Systems Corp.
 11 3/8% pay-in-kind  133,856  14,255,664
Cablevision System Corp.:
 11 1/8% depositary shares pay-in-kind  140,667  14,137,034
 Series H, $11.75 pay-in-kind  157,433  16,294,316

 SHARES VALUE (NOTE 1)
Capstar Broadcasting Partners, Inc.
 12% (g)  35,630 $ 3,607,538
Chancellor Radio Broadcasting Co.:
 12% pay-in-kind (g)  10,317  1,114,236
 Series A, 12 1/4%  64,300  8,198,250
Citadel Broadcasting Co.
 13 1/4% pay-in-kind (g)  84,000  8,400,000
PanAmSat Corp. 12 3/4% pay-in-kind  43,047  52,517,340
Sinclair Capital 11 5/8%, (g)  75,000  7,912,500
Time Warner, Inc., Series M,
 10 1/4% pay-in-kind  47,834  52,856,570
  179,293,448
PUBLISHING - 0.2%
K-III Communications Corp.:
 Series B, $11.625 pay-in-kind  29,748  3,246,251
 Series D, $10  5,400  544,050
  3,790,301
TOTAL MEDIA & LEISURE   183,083,749
NONDURABLES - 0.6%
HOUSEHOLD PRODUCTS - 0.6%
Renaissance Cosmetics, Inc.
 pay-in-kind 14%  14,156  12,457,280
SERVICES - 0.3%
Loewen Group Capital LP,
 Series A, $2.36  200,000  5,300,000
TECHNOLOGY - 1.5%
COMMUNICATIONS EQUIPMENT - 1.5%
Intermedia Communications, Inc.
 pay-in-kind 13 1/2%  27,596  28,492,870
UTILITIES - 2.1%
TELEPHONE SERVICES - 2.1%
ICG Holdings, Inc. 14 1/4% pay-in-kind  3,713  3,954,345
NextLink Communications, Inc.
 pay-in-kind 14%  684,175  35,406,056
  39,360,401
TOTAL NONCONVERTIBLE PREFERRED STOCKS   290,176,761
TOTAL PREFERRED STOCKS
 (Cost $289,883,326)   308,394,225
CASH EQUIVALENTS - 5.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account dated
 6/30/97 due 7/1/97:
 at 5 7/8%  $ 11,175,824  11,174,000
 at 5.93%   97,367,036  97,351,000
TOTAL CASH EQUIVALENTS   108,525,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,829,380,131)   $ 1,899,755,181
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION COST
SECURITY DATE (000S)
Ampex Corp. 8%  2/16/95 $ 834,225
Food 4 Less Holdings,  12/30/92 $ 229,281
 Inc. warrants 12/31/02 to 5/17/93
HM/Hat Brands Trust
 Class I unit  2/22/94 $ 340,000
Live Entertainment, Inc.:
  $2.00 warrants 3/28/98 3/23/93 $ 220,717
  $2.72 warrants 3/28/98 3/23/93 $ 131,863
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $338,705,668 or 17.7% of net assets.
8. An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Mothers Work  $ - $ - $ - $1,515,975
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,303,270,433 and $1,021,325,332, respectively, of which U.S. government and government agency obligations aggregated $49,578,125 and $97,601,563, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,362 for the period (see
Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB 0.0%
Ba 5.5% BB 5.9%
B 50.4% B 49.6%
Caa 6.7% CCC 5.2%
Ca, C 0.0% CC, C 0.9%
  D 0.0%
The percentage not rated by both S&P and Moody's amounted to 5.2%. FMR has determined that unrated debt securities that are lower quality account for 5.2% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,829,386,624. Net unrealized appreciation aggregated $70,368,557, of which $95,952,177 related to appreciated investment securities and $25,583,620 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $108,525,000) (cost $1,829,380,131) -      $ 1,899,755,181
See accompanying schedule

Cash                                                                                                              12,332,427

Receivable for investments sold                                                                                    17,307,645

Dividends receivable                                                                                               3,882,207

Interest receivable                                                                                               26,709,841

Other receivables                                                                                                 13,035

 TOTAL ASSETS                                                                                                     1,960,000,336

LIABILITIES

Payable for investments purchased                                                                  $ 45,858,116

Payable for fund shares redeemed                                                                    1,878,115

Accrued management fee                                                                             935,372

Other payables and                                                                                 206,898
accrued expenses

 TOTAL LIABILITIES                                                                                                 48,878,501

NET ASSETS                                                                                                       $ 1,911,121,835

Net Assets consist of:

Paid in capital                                                                                                   $ 1,732,723,161

Undistributed net investment income                                                                               73,506,048

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                34,517,576

Net unrealized appreciation (depreciation) on investments                                                         70,375,050

NET ASSETS, for 153,746,684                                                                                      $ 1,911,121,835
shares outstanding

NET ASSET VALUE, offering price                                                                                   $12.43
and redemption price per share ($1,911,121,835 (divided by)
153,746,684 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                $ 13,388,030
Dividends

Interest                                                                          67,053,640

 TOTAL INCOME                                                                     80,441,670

EXPENSES

Management fee                                                     $ 5,086,045

Transfer agent fees                                                 632,302

Accounting fees and expenses                                        405,554

Non-interested trustees' compensation                               3,770

Custodian fees and expenses                                         27,408

Registration fees                                                   2,989

Audit                                                               20,017

Legal                                                               5,001

Miscellaneous                                                       49,506

 Total expenses before reductions                                   6,232,592

 Expense reductions                                                 (10,217       6,222,375
                                                                   )

NET INVESTMENT INCOME                                                             74,219,295

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              36,015,078

 Foreign currency transactions                                      355           36,015,433

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              19,411,450

 Assets and liabilities in                                          16            19,411,466
 foreign currencies

NET GAIN (LOSS)                                                                   55,426,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 129,646,194

OTHER INFORMATION                                                                $ 7,004
Expense reductions
 Directed brokerage arrangements

 Custodian credits                                                                3,213

                                                                                 $ 10,217


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS      YEAR ENDED
                                    ENDED           DECEMBER 31,
                                    JUNE 30, 1997   1996
                                    (UNAUDITED)



Operations                                                                                        $ 74,219,295      $ 113,508,707

Net investment income


 Net realized gain (loss)                                                                          36,015,433        15,837,127


 Change in net unrealized appreciation (depreciation)                                              19,411,466        35,065,622


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   129,646,194       164,411,456


Distributions to shareholders                                                                      (116,014,735)     (81,893,762)

From net investment income


 From net realized gain                                                                            (14,338,900)      (16,022,693)


 TOTAL DISTRIBUTIONS                                                                               (130,353,635)     (97,916,455)


Share transactions                                                                                 645,716,095       1,058,212,273

Net proceeds from sales of shares


 Reinvestment of distributions                                                                     130,353,635       97,916,455


 Cost of shares redeemed                                                                           (453,062,260)     (673,801,481)


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                           323,007,470       482,327,247


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                          322,300,029       548,822,248


NET ASSETS


 Beginning of period                                                                               1,588,821,806     1,039,999,558


 End of period (including undistributed net investment income of $73,506,048 and $113,174,121,    $ 1,911,121,835   $ 1,588,821,806

respectively)


OTHER INFORMATION

Shares


 Sold                                                                                              53,868,295        89,104,560


 Issued in reinvestment of distributions                                                           11,056,288        8,680,536


 Redeemed                                                                                          (38,063,304)      (57,202,172)


 Net increase (decrease)                                                                           26,861,279        40,582,924




SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)        1996                       1995   1994   1993 E   1992





Net asset value, beginning of period         $ 12.520      $ 12.050      $ 10.750      $ 11.990    $ 10.820    $ 9.550

Income from Investment Operations            .519 D        .927          .856          .770        .728        .790
Net investment income

 Net realized and unrealized gain (loss)     (.391)        .643          1.224         (.910)      1.332       1.290

 Total from investment operations            .910          1.570         2.080         (.140)      2.060       2.080



Less Distributions

 From net investment income                  (.890)        (.920)        (.780)        (.730)      (.794)      (.810)

 In excess of net investment income          -             -             -             -           (.036)      -

 From net realized gain                      (.110)        (.180)        -             (.370)      (.060)      -

 Total distributions                         (1.000)       (1.100)       (.780)        (1.100)     (.890)      (.810)

Net asset value, end of period               $ 12.430      $ 12.520      $ 12.050      $ 10.750    $ 11.990    $ 10.820

TOTAL RETURN B, C                            7.70%         14.03%        20.72%        (1.64)%     20.40%      23.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 1,911,122   $ 1,588,822   $ 1,040,000   $ 569,417   $ 463,931   $ 200,591

Ratio of expenses to average net assets      .73% A        .71%          .71%          .71%        .64% F      .67%

Ratio of net investment income to average
net assets                                    8.70% A       9.09%         9.32%         8.75%       8.69%       10.98%

Portfolio turnover rate                       130% A        123%          132%          122%        155%        160%

Average commission rate G                     $ .0379       $ .0370

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S SEPARATE ACCOUNT.
INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. C
THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS
SHOWN. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E  EFFECTIVE JANUARY
1, 1993, THE FUND ADOPTED
STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL
STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL
DISTRIBUTIONS BY INVESTMENT
COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT
CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F  FMR
AGREED TO REIMBURSE A PORTION
OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER. G  FOR FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1   PAST 5   LIFE OF
JUNE 30, 1997                   YEAR     YEARS    FUND

ASSET MANAGER                   20.45%   12.43%   12.43%

S&P 500(registered trademark)   34.70%   19.78%   15.73%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return figure would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
  1989/09/30      10000.00                    10000.00
10000.00
  1989/10/31      10020.02                     9768.00
10056.80
  1989/11/30      10060.06                     9967.27
10176.58
  1989/12/31      10091.09                    10206.48
10276.51
  1990/01/31       9868.42                     9521.63
10028.74
  1990/02/28       9969.64                     9644.46
10092.83
  1990/03/31      10050.61                     9900.03
10192.14
  1990/04/30       9919.03                     9652.53
10098.07
  1990/05/31      10425.10                    10593.65
10527.54
  1990/06/30      10506.07                    10521.62
10593.12
  1990/07/31      10485.83                    10487.95
10657.74
  1990/08/31      10141.70                     9539.84
10328.10
  1990/09/30       9929.15                     9075.25
10235.77
  1990/10/31       9979.76                     9036.22
10309.16
  1990/11/30      10465.59                     9619.96
10618.33
  1990/12/31      10769.23                     9888.36
10792.26
  1991/01/31      11284.56                    10319.49
10998.06
  1991/02/28      11726.26                    11057.34
11273.46
  1991/03/31      11915.56                    11324.93
11395.89
  1991/04/30      12094.35                    11352.11
11470.64
  1991/05/31      12367.79                    11842.52
11652.80
  1991/06/30      12146.94                    11300.13
11501.78
  1991/07/31      12451.92                    11826.72
11732.96
  1991/08/31      12704.33                    12107.01
11941.81
  1991/09/30      12777.94                    11904.82
11998.53
  1991/10/31      12862.08                    12064.35
12105.32
  1991/11/30      12651.74                    11578.15
12021.91
  1991/12/31      13198.62                    12902.69
12614.23
  1992/01/31      13366.89                    12662.70
12476.36
  1992/02/29      13626.47                    12827.32
12556.08
  1992/03/31      13593.27                    12577.19
12465.30
  1992/04/30      13792.52                    12946.96
12618.63
  1992/05/31      13936.42                    13010.40
12742.54
  1992/06/30      13925.35                    12816.54
12748.15
  1992/07/31      14157.81                    13340.74
13094.39
  1992/08/31      14113.53                    13067.25
13044.11
  1992/09/30      14202.09                    13221.45
13188.37
  1992/10/31      14224.22                    13267.72
13135.88
  1992/11/30      14534.17                    13720.15
13311.12
  1992/12/31      14744.49                    13888.91
13474.31
  1993/01/31      15010.15                    14005.57
13642.74
  1993/02/28      15150.92                    14196.05
13832.92
  1993/03/31      15579.83                    14495.59
13974.84
  1993/04/30      15672.57                    14144.79
13889.88
  1993/05/31      15939.19                    14523.87
14039.05
  1993/06/30      16066.70                    14565.99
14188.15
  1993/07/31      16263.77                    14507.73
14206.31
  1993/08/31      16739.04                    15057.57
14555.79
  1993/09/30      16750.64                    14941.63
14540.94
  1993/10/31      17202.73                    15250.92
14690.42
  1993/11/30      17179.54                    15106.04
14577.30
  1993/12/31      17875.07                    15288.82
14678.18
  1994/01/31      18443.09                    15808.64
14966.46
  1994/02/28      17857.33                    15380.23
14682.69
  1994/03/31      17017.99                    14709.65
14303.29
  1994/04/30      17030.15                    14897.93
14340.48
  1994/05/31      17176.13                    15142.26
14437.14
  1994/06/30      16847.69                    14771.27
14292.76
  1994/07/31      17139.63                    15255.77
14594.63
  1994/08/31      17541.06                    15881.26
14845.95
  1994/09/30      17334.15                    15492.17
14628.31
  1994/10/31      17419.36                    15840.74
14768.45
  1994/11/30      17163.73                    15263.82
14553.89
  1994/12/31      16786.37                    15490.18
14689.12
  1995/01/31      16676.82                    15891.84
14963.69
  1995/02/28      16946.97                    16511.15
15337.61
  1995/03/31      17170.77                    16998.39
15572.33
  1995/04/30      17444.31                    17498.99
15852.32
  1995/05/31      17668.12                    18198.43
16377.48
  1995/06/30      17817.32                    18621.18
16596.81
  1995/07/31      18451.43                    19238.66
16808.32
  1995/08/31      18675.24                    19286.95
16918.98
  1995/09/30      18911.47                    20100.85
17284.77
  1995/10/31      18662.80                    20029.09
17383.15
  1995/11/30      19147.71                    20908.37
17811.48
  1995/12/31      19632.62                    21311.07
18066.96
  1996/01/31      20055.36                    22036.50
18374.75
  1996/02/29      20001.35                    22240.77
18307.28
  1996/03/31      20213.99                    22454.95
18329.47
  1996/04/30      20426.62                    22785.94
18405.65
  1996/05/31      20586.10                    23373.59
18599.57
  1996/06/30      20772.16                    23462.64
18738.02
  1996/07/31      20426.62                    22426.06
18440.99
  1996/08/31      20466.49                    22899.03
18597.29
  1996/09/30      21210.73                    24187.79
19153.95
  1996/10/31      21755.62                    24854.88
19550.66
  1996/11/30      22832.10                    26733.66
20293.51
  1996/12/31      22499.85                    26204.07
20066.55
  1997/01/31      23177.64                    27841.30
20726.94
  1997/02/28      23377.96                    28059.58
20837.00
  1997/03/31      22488.67                    26906.61
20325.55
  1997/04/30      23257.38                    28512.93
21062.97
  1997/05/31      24372.77                    30248.80
21793.43
  1997/06/30      25020.90                    31603.95
22394.49
Let's say hypothetically that $10,000 was invested in Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By June 30, 1997, the value of the investment would have grown to $25,021 - a 150.21% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500, would have grown to $31,604 over the same period - a 216.04% increase on the initial investment.
You can also look at how the Fidelity Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (216.04%), Lehman Brothers Aggregate Bond Index (89.88%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (47.88%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $22,394 - a 123.94% increase.
* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                         % OF FUND'S
                                         INVESTMENT
                                         S

Philip Morris Companies, Inc.            5.2

Federal National Mortgage Association    4.5

Federal Home Loan Mortgage Corporation   2.1

General Motors Corp.                     1.9

International Business Machines Corp.    1.8

TOP FIVE BOND ISSUERS AS OF JUNE 30, 1997
(WITH MATURITIES MORE THAN ONE YEAR)       % OF FUND'S
                                           INVESTMENT
                                           S

U.S. Treasury Obligations                  5.8

Federal National Mortgage Association      4.0

Government National Mortgage Association   1.1

Ford Motor Credit Co.                      0.8

AT&T Capital Corp.                         0.5

ASSET ALLOCATION AS OF JUNE 30, 1997*
Row: 1, Col: 1, Value: 5.9
Row: 1, Col: 2, Value: 31.7
Row: 1, Col: 3, Value: 62.2
Stock class  62.0%
Bond class  31.9%
Short-term class  6.1%
FOREIGN INVESTMENTS  11.4%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF ASSETS AS
DEFINED
IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.
% OF FUND'S INVESTMENTS

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Richard Habermann (top left), Portfolio Manager of Asset Manager Portfolio, George Vanderheiden (top right), sub-manager for stocks, Charles Morrison (bottom left), sub-manager for bonds, and John Todd (bottom right), sub-manager for short-term/money market instruments. Charles Morrison became sub-manager for bonds on February 3, 1997, and John Todd became sub-manager for short-term/money market instruments on December 1, 1996.
Q. HOW DID THE FUND PERFORM, DICK?
D.H. The fund's performance historically has been compared to that of the Standard & Poor's 500 Index. However, there are some significant differences between the make-up of the fund and the composition of the index. While the S&P 500 is made up exclusively of stocks, the fund invests in stocks, bonds and short-term/money market instruments. The fund allocates assets among these three categories in order to help control both volatility and risk relative to funds or indexes that invest only in stocks. That being said, the S&P 500 posted a strong 20.61% return during the six months that ended June 30, 1997, and 34.70% over the 12 months ended June 30, 1997. Since the fund is diversified into other asset classes that didn't perform as well as stocks, the fund's performance lagged that of the S&P 500. However, the fund did benefit from the performance of its equity investments and its small stake in high-yield bonds, while the bond and short-term money market portions of the fund performed in line with their respective markets.
Q. WHAT WAS THE FUND'S ASSET MIX AT THE END OF THE PERIOD?
D.H. At the end of June 1997, the fund's equity position stood at about 62%, 12% above the new neutral mix the fund instituted on January 1, 1997. That neutral mix comprises 50% stocks, 40% bonds and 10% short-term/money market instruments. In order to add to the equity portion, we reduced both the fund's bond and short-term/money market positions. At the end of the period, the fund held about 32% in bonds and approximately 6% in short-term/money market instruments.
Q. WHY DID YOU INCREASE THE FUND'S STOCK INVESTMENTS?
D.H. Because the investing environment was very favorable not only for all financial assets, but especially for stocks. We've had limited inflation and corporate earnings continued to be strong. Another key factor was the strength of the dollar, although that can act as a double-edged sword. On the negative side, a rising dollar acts as a drag on the economy by slowing exports and suppressing corporate earnings. This especially affects large, multinational corporations. These companies, however, generally were able to post earnings surprises through cost cutting and to sustain their stock prices by buying back shares. The positive side of the strong dollar is that it helps to control inflation by keeping import prices down. In addition, investors, especially those abroad, tend to feel more comfortable investing in U.S. markets when the dollar is strong, helping to sustain prices for both stocks and bonds.
Q. WHAT WAS THE ENVIRONMENT LIKE FOR THE BOND MARKET?
D.H. During the latter stages of the first quarter and the beginning of the second quarter, the bond market struggled because of concerns that continued economic growth might lead to inflation. Employment had reached a level where historically there should have been increased upward pressure on wages. The Federal Reserve Board tried to anticipate and head off incipient inflation by raising the fed funds rate - the rate banks charge each other for overnight loans - by 0.25% to 5.50% at the end of March. This move was well-telegraphed, so the rate increase was already priced into the market when the Fed acted. The Fed chose to keep rates steady in May, a stance that surprised many in the market who were anticipating another rate increase. The Fed stood pat mainly because economic growth slowed and there were few if any signs of inflationary pressure. From that point on, the bond market responded favorably.
Q. TURNING TO YOU, GEORGE, HOW DID YOU MANAGE THE STOCK PORTION OF THE FUND IN A VIRTUALLY NO-INFLATION ENVIRONMENT?
G.V. I concentrated on four areas during the period. First, I looked at innovators and unit growers because these companies use unit growth to increase earnings and don't have to rely on price increases. Technology, health care and telecommunications fall within these areas. Second were the interest-sensitive sectors that benefited from low interest rates, including mortgage companies, insurance, finance and construction. Third, I looked at global growers - companies with proprietary advantages, such as low costs or unique distribution channels and strong brands - which are seizing market share on a global basis. Fourth were the acquisitive companies in consolidating industries. Certain industries have stopped growing, but certain companies have been able to show great earnings growth by acquiring market share and paring costs.
Q. PHILIP MORRIS IS THE FUND'S LARGEST STOCK HOLDING. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
G.V. I own tobacco stocks because they operate a profitable business that historically has offered above-average returns to shareholders over the long term. In the past, the stocks have provided better-than-average earnings growth, lower-than-average price-to-earnings ratios and high yields. Nothing this year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" in excess of any reasonable estimate of potential liabilities. The cost of the proposed settlement is high, but should be passed completely along to consumers.
Q. STOCK VALUATIONS WERE QUITE HIGH. WHY WAS THAT, AND WILL THEY STAY
INFLATED?
G.V. We had a nearly perfect investing environment during the period - experiencing growth without inflation. Accelerating inflation is usually the killer of all bond and equity bull markets, but inflation just kept receding as the economic expansion continued. During the worst bear market I ever encountered - the 1973-1974 bear that took prices down about 50% - everything that could go wrong did go wrong. Today is an environment where everything that could go right has gone right - from a declining budget deficit, to falling inflation, to surging earnings, to big flows into mutual funds and rising consumer confidence. If any of these factors change for the worse, valuations should deflate. My biggest concern going forward is that the low level of inflation and pricing power in a strong economy will deteriorate to deflation in a slowing or contracting economy, thereby leading to sizable earnings declines.
Q. CHARLIE, WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND'S BOND INVESTMENTS?
C.M. For most of the period, I focused on positioning the bond portion of the portfolio more aggressively by increasing its weighting in corporate and mortgage-backed securities, while decreasing the percentage held in Treasuries. Part of that move was accomplished with Dick's reallocation of assets away from bonds. In reducing the fund's stake in bonds, I sold Treasuries. At the same time, I tended to focus any new purchases on investments that offered a yield advantage over Treasuries. Specific areas of focus included BBB-rated corporate bonds and commercial mortgage-backed securities.
Q. WHAT KINDS OF BONDS DID YOU FOCUS ON IN THE CORPORATE MARKET?
C.M. One area of interest over the period was in the bank market. I continued to add long-term bank paper in the form of capital securities. Last fall, the Federal Reserve Board ruled that domestic banking companies could issue capital securities, which offered the banks significant tax advantages, as well as the opportunity to strengthen their balance sheets. Numerous banks took advantage of this opportunity and inundated the market with these securities. The large amount of supply in a relatively concentrated period of time allowed us to purchase many capital securities at cheap levels. This market has performed well following the initial supply.
Q. JOHN, WHAT HAS THE BACKDROP FOR THE SHORT-TERM AND MONEY MARKETS BEEN LIKE SINCE YOU CAME ON BOARD?
J.T. As Dick pointed out, the Fed raised the fed funds rate at its March meeting, but then chose not to continue to raise rates at its late May meeting. For now, the Fed appears to be in a holding pattern. Some believe that the Fed has abandoned the notion of being pre-emptive - seeking to head off inflation before it actually appears - and instead will respond only to actual evidence of inflation rather than trying to respond to underlying inflationary pressures.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE?
J.T. Because Fed Chairman Alan Greenspan warned that the Fed might raise rates, I reduced the short-term/money market portion's average maturity to about 50 days in the first quarter. Once the market adjusted to the new, higher rate level and expectations of further Fed interest rate increases were built into the yield curve, the maturity was extended. That's because many longer-maturity instruments were attractively valued because their prices and yields reflected a more aggressive Fed interest rate posture than I felt was likely.
Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?
D.H. I believe that a lack of pricing power, among other things, makes it clear that corporations are not operating with a very strong wind at their backs. At the same time, U.S. companies - helped by advances in technology that help cut costs - are operating very efficiently, leading to many positive earnings surprises. I don't see much that would change that over the near future. Still, the economic pattern over the past year has been like a seesaw. That is, the economy has grown in spurts, picking up for one quarter then tailing off into weakness during the next. If the economy shows sustained strength, interest rates could rise and put some pressure on the markets. On the other hand, one could argue that rates might fall because inflation is at such a low level. As always, we'll have to wait and see what the future holds.



FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: September 6, 1989
SIZE: as of June 30, 1997, more than $4 billion
MANAGER: Richard Habermann, since March
1996; joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 61.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.2%
AEROSPACE & DEFENSE - 0.9%
Boeing Co.   625,500 $ 33,190,594
Gulfstream Aerospace Corp. (a)  44,000  1,298,000
  34,488,594
DEFENSE ELECTRONICS - 0.3%
Raytheon Co.   258,800  13,198,800
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)   21,600  453,600
Newport News Shipbuilding, Inc.   62,300  1,210,956
  1,664,556
TOTAL AEROSPACE & DEFENSE   49,351,950
BASIC INDUSTRIES - 3.0%
CHEMICALS & PLASTICS - 2.2%
Air Products & Chemicals, Inc.   74,500  6,053,125
du Pont (E.I.) de Nemours & Co.   848,100  53,324,288
Raychem Corp.   242,300  18,021,063
Union Carbide Corp.   227,800  10,720,838
  88,119,314
PACKAGING & CONTAINERS - 0.2%
Owens-Illinois, Inc. (a)  227,500  7,052,500
PAPER & FOREST PRODUCTS - 0.6%
Boise Cascade Corp.   145,100  5,123,844
Champion International Corp.   216,900  11,983,725
International Paper Co.   86,200  4,186,088
Willamette Industries, Inc.   29,400  2,058,000
  23,351,657
TOTAL BASIC INDUSTRIES   118,523,471
CONSTRUCTION & REAL ESTATE - 0.7%
CONSTRUCTION - 0.5%
Centex Corp.   89,800  3,648,125
D.R. Horton, Inc.   192,224  1,994,324
Fleetwood Enterprises, Inc.   364,581  10,869,071
Kaufman & Broad Home Corp.   183,700  3,226,231
U.S. Home Corp. (a)  19,700  523,281
  20,261,032
ENGINEERING - 0.2%
Fluor Corp.   143,600  7,924,925
TOTAL CONSTRUCTION & REAL ESTATE   28,185,957
DURABLES - 3.4%
AUTOS, TIRES, & ACCESSORIES - 2.9%
Cummins Engine Co., Inc.   148,500  10,478,531
Dana Corp.   56,900  2,162,200
Discount Auto Parts, Inc. (a)  111,000  2,164,500
Federal-Mogul Corp.   59,500  2,082,500
General Motors Corp.   1,355,090  75,461,574
Gentex Corp. (a)   53,400  1,054,650
Goodyear Tire & Rubber Co.   62,000  3,925,375
Honda Motor Co. Ltd.   99,000  2,979,197
Magna International, Inc. Class A  165,200  9,931,264
Superior Industries International, Inc.   250,300  6,632,950
  116,872,741
CONSUMER ELECTRONICS - 0.1%
Newell Co.   120,600  4,778,775

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.4%
Arena Brands Holdings Corp. Class B 8,445 $ 341,094 Burlington Industries, Inc. (a) 307,100 3,685,200
Liz Claiborne, Inc.   84,700  3,949,138
NIKE, Inc. Class B  116,300  6,789,013
Reebok International Ltd.   18,600  869,550
  15,633,995
TOTAL DURABLES   137,285,511
ENERGY - 5.0%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   275,800  8,049,913
OIL & GAS - 4.8%
Amerada Hess Corp.   119,600  6,645,275
Anadarko Petroleum Corp.   13,100  786,000
Atlantic Richfield Co.   223,500  15,756,750
British Petroleum PLC ADR  396,568  29,693,029
Burlington Resources, Inc.   304,400  13,431,650
Canada Occidental Petroleum Ltd.   5,800  130,229
Chevron Corp.   17,600  1,301,300
Elf Aquitaine SA sponsored ADR  61,800  3,364,238
Enron Oil & Gas Co.   38,400  696,000
Kerr-McGee Corp.   58,100  3,682,088
Louisiana Land & Exploration Co.   239,200  13,664,300
Mobil Corp.   35,200  2,459,600
Noble Affiliates, Inc.   22,800  882,075
Occidental Petroleum Corp.   515,100  12,909,694
Royal Dutch Petroleum Co. Ord.   119,200  6,196,385
Royal Dutch Petroleum Co.   911,600  49,568,250
Santa Fe Energy Resources, Inc. (a)  178,000  2,614,375
Sun Co., Inc.   74,400  2,306,400
Tosco Corp.   545,700  16,336,894
Total SA:
 Class B  30,733  3,104,555
 sponsored ADR  89,837  4,547,998
Union Pacific Resources Group, Inc.   40,600  1,009,925
  191,087,010
TOTAL ENERGY   199,136,923
FINANCE - 13.0%
BANKS - 0.4%
Canadian Imperial Bank of Commerce  5,000  126,028
Credit Suisse Group (Reg.)  63,600  8,159,425
NationsBank Corp.   87,500  5,643,750
  13,929,203
CLOSED END INVESTMENT COMPANY - 0.1%
First NIS Regional Fund (a)  200,000  3,700,000
CREDIT & OTHER FINANCE - 1.1%
Fleet Financial Group, Inc.   710,900  44,964,425
FEDERAL SPONSORED CREDIT - 6.6%
Federal Home Loan Mortgage
 Corporation  2,427,100  83,431,563
Federal National Mortgage Association  4,189,890  182,783,951
  266,215,514
INSURANCE - 4.4%
AFLAC, Inc.   96,600  4,564,350
Aegon NV (Reg.)  97,743  6,848,119
Allmerica Financial Corp.   126,900  5,060,138
Allstate Corp.   704,300  51,413,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
American International Group, Inc.   265,000 $ 39,584,375
CIGNA Corp.   40,500  7,188,750
Equitable of Iowa Companies   15,100  845,600
General Re Corp.   66,000  12,012,000
Loews Corp.   43,400  4,345,425
MGIC Investment Corp.   306,700  14,702,431
Nationwide Financial Services, Inc.
 Class A  14,400  382,500
PMI Group, Inc.   112,500  7,017,188
Provident Companies, Inc.   9,600  513,600
Providian Financial Corp. (a)  242,500  7,790,313
Reliastar Financial Corp.   42,081  3,077,173
Torchmark Corp.   142,300  10,138,875
Travelers Property Casualty Corp.
 Class A  34,500  1,375,688
UNUM Corp.   25,200  1,058,400
  177,918,825
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   131,400  9,198,000
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp.   219,800  6,223,088
TOTAL FINANCE   522,149,055
HEALTH - 4.8%
DRUGS & PHARMACEUTICALS - 1.7%
American Home Products Corp.   10,700  818,550
Amgen, Inc.   211,800  12,310,875
Astra AB Class A Free shares  1,038,801  19,374,080
Merck & Co., Inc.   51,900  5,371,650
Novartis AG (Reg.)  9,900  15,810,195
Schering-Plough Corp.   339,100  16,234,413
  69,919,763
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Allegiance Corp.   20,180  549,905
Bard (C.R.), Inc.   99,000  3,594,938
Baxter International, Inc.   42,100  2,199,725
Biomet, Inc.   235,100  4,378,738
Boston Scientific Corp. (a)  12,000  737,250
Johnson & Johnson  26,900  1,731,688
St. Jude Medical, Inc. (a)  272,000  10,608,000
  23,800,244
MEDICAL FACILITIES MANAGEMENT - 2.5%
Columbia/HCA Healthcare Corp.   1,730,050  68,012,591
Health Management Associates, Inc.
 Class A (a)  12,900  367,650
Humana, Inc. (a)  465,400  10,762,375
Tenet Healthcare Corp. (a)  317,600  9,389,050
United HealthCare Corp.   198,300  10,311,600
  98,843,266
TOTAL HEALTH   192,563,273
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc. (a)  158,900  5,660,813
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.   59,200  3,259,700
General Electric Co.   268,400  17,546,650

 SHARES VALUE (NOTE 1)
Scientific-Atlanta, Inc.   135,300 $ 2,959,688
Sensormatic Electronics Corp.   46,200  594,825
Westinghouse Electric Corp.   205,600  4,754,500
  29,115,363
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Caterpillar, Inc.   118,700  12,745,413
JLK Direct Distribution, Inc. Class A  1,000  25,625
Ultratech Stepper, Inc. (a)   150,000  3,431,250
  16,202,288
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   143,400  4,768,050
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   50,085,701
MEDIA & LEISURE - 1.9%
BROADCASTING - 0.1%
Cox Communications, Inc. Class A (a)  35,500  852,000
HSN, Inc. (a)  27,045  845,156
TCI Group Class A  118,900  1,768,638
  3,465,794
ENTERTAINMENT - 0.1%
Cedar Fair LP (depositary unit)  10,200  446,250
Royal Caribbean Cruises Ltd.   64,200  2,242,988
  2,689,238
LEISURE DURABLES & TOYS - 0.4%
Nintendo Co. Ltd. Ord.   208,400  17,450,738
LODGING & GAMING - 0.7%
Bally Gaming International, Inc.
 warrants 7/29/98 (a)  38,400  48,000
Circus Circus Enterprises, Inc. (a)  319,300  7,862,763
Fitzgeralds South, Inc. warrants
 3/15/99 (a)(d)  420  -
HFS, Inc. (a)   56,100  3,253,800
Harrah's Entertainment, Inc. (a)  148,600  2,711,950
Mirage Resorts, Inc. (a)   317,000  8,004,250
Sun International Hotels Ltd. Ord. (a)  152,600  5,636,663
  27,517,426
PUBLISHING - 0.1%
Cognizant Corp.   89,200  3,612,600
RESTAURANTS - 0.5%
Brinker International, Inc. (a)   107,000  1,524,750
Lone Star Steakhouse Saloon (a)  79,100  2,056,600
McDonald's Corp.   334,700  16,170,194
Papa John's International, Inc. (a)  29,300  1,076,775
  20,828,319
TOTAL MEDIA & LEISURE   75,564,115
NONDURABLES - 6.0%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   36,300  971,025
TOBACCO - 6.0%
Philip Morris Companies, Inc.   4,715,400  209,245,875
RJR Nabisco Holdings Corp.   925,330  30,535,890
UST, Inc.   42,400  1,176,600
  240,958,365
TOTAL NONDURABLES   241,929,390
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   34,800 $ 757,426
Newmont Mining Corp.   29,905  1,166,295
  1,923,721
RETAIL & WHOLESALE - 4.8%
APPAREL STORES - 0.3%
Gap, Inc.   80,600  3,133,325
TJX Companies, Inc.   273,400  7,210,925
  10,344,250
DRUG STORES - 0.0%
CVS Corp.   37,500  1,921,875
GENERAL MERCHANDISE STORES - 1.6%
Federated Department Stores, Inc. (a)   229,900  7,989,025
Proffitts, Inc. (a)  7,800  342,225
Wal-Mart Stores, Inc.   1,719,300  58,133,831
  66,465,081
GROCERY STORES - 0.2%
Safeway, Inc. (a)  186,900  8,620,763
RETAIL & WHOLESALE, MISCELLANEOUS - 2.7%
Circuit City Stores, Inc. -
 CarMax Group  21,900  313,444
Corporate Express, Inc.   149,600  2,159,850
Home Depot, Inc. (The)  732,000  50,462,250
Lowe's Companies, Inc.   623,600  23,151,150
Officemax, Inc. (a)  425,600  6,144,600
Office Depot, Inc. (a)  66,200  1,286,763
Rex Stores Corp. (a)  51,900  525,488
Staples, Inc. (a)   177,800  4,133,850
Toys "R" Us, Inc. (a)  356,300  12,470,500
U.S. Office Products Co. (a)  122,000  3,728,625
Viking Office Products, Inc. (a)  169,300  3,216,700
  107,593,220
TOTAL RETAIL & WHOLESALE   194,945,189
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.  19,100  1,171,069
LEASING & RENTAL - 0.0%
Hanover Compressor Co.   2,600  50,700
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   4,800  175,800
SERVICES - 0.0%
PEAPOD, Inc.   8,400  94,500
TOTAL SERVICES   1,492,069
TECHNOLOGY - 9.7%
COMMUNICATIONS EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  15,900  401,475
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  130,100  16,284,072
Andrew Corp.   48,300  1,358,438
Cisco Systems, Inc. (a)  64,600  4,336,275
Nokia Corp. AB sponsored ADR  28,200  2,079,750
  24,460,010
COMPUTER SERVICES & SOFTWARE - 1.8%
American Management Systems, Inc. (a)  21,000  561,750
Automatic Data Processing, Inc.   195,300  9,179,100

 SHARES VALUE (NOTE 1)
CUC International, Inc.   140,500 $ 3,626,656
Ceridian Corp. (a)  125,300  5,293,925
CompUSA, Inc. (a)  82,400  1,771,600
Electronic Data Systems Corp.   341,600  14,005,600
First Data Corp.   254,300  11,173,306
Microsoft Corp. (a)   91,500  11,563,313
Netscape Communications Corp. (a)  22,100  708,581
Oracle Systems Corp. (a)  158,500  7,984,438
Paychex, Inc.   127,200  4,833,600
Policy Management Systems Corp. (a)  94,400  4,436,800
  75,138,669
COMPUTERS & OFFICE EQUIPMENT - 3.3%
Bay Networks, Inc. (a)  199,300  5,293,906
Compaq Computer Corp. (a)  298,100  29,586,425
Hewlett-Packard Co.   133,900  7,498,400
Ingram Micro, Inc. Class A (a)  26,900  648,963
International Business Machines Corp.   809,700  73,024,819
SCI Systems, Inc. (a)  189,700  12,093,375
Tech Data Corp. (a)   155,200  4,879,100
  133,024,988
ELECTRONIC INSTRUMENTS - 1.0%
Applied Materials, Inc. (a)   115,600  8,185,925
Cognex Corp. (a)  67,300  1,783,450
KLA Instruments Corp. (a)   24,200  1,179,750
Lam Research Corp. (a)  158,700  5,881,819
Novellus Systems, Inc. (a)   91,400  7,906,100
Teradyne, Inc. (a)  125,700  4,933,725
Thermo Electron Corp. (a)  141,300  4,804,200
Varian Associates, Inc.   80,800  4,383,400
  39,058,369
ELECTRONICS - 3.0%
AMP, Inc.   458,700  19,150,725
Atmel Corp. (a)   28,700  803,600
Intel Corp.   216,500  30,702,406
Methode Electronics, Inc. Class A  129,500  2,573,813
Microchip Technology, Inc. (a)  25,350  754,163
Micron Technology, Inc.  527,300  21,059,044
Molex, Inc.   83,000  2,894,625
Motorola, Inc.   17,200  1,307,200
Solectron Corp. (a)   393,700  27,559,000
Storage Technology Corp. (a)  67,400  2,999,300
Texas Instruments, Inc.   105,100  8,834,969
Thomas & Betts Corp.   5,000  262,813
  118,901,658
TOTAL TECHNOLOGY   390,583,694
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.1%
Continental Airlines, Inc. Class B (a)  31,300  1,093,544
Delta Air Lines, Inc.   21,200  1,738,400
Northwest Airlines Corp. Class A (a)  50,600  1,840,575
  4,672,519
RAILROADS - 0.4%
Bombardier, Inc. Class B  119,200  2,702,321
Burlington Northern Santa Fe Corp.   52,600  4,727,425
CSX Corp.   164,860  9,149,730
  16,579,476
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  105,500 $ 2,044,063
Stolt-Nielsen SA  31,300  590,788
  2,634,851
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   25,200  589,050
Yellow Corp. (a)  107,300  2,400,838
  2,989,888
TOTAL TRANSPORTATION   26,876,734
UTILITIES - 5.5%
CELLULAR - 1.8%
AirTouch Communications, Inc. (a)   734,100  20,095,988
360 Degrees Communications Co. (a)  35,900  614,788
Vodafone Group PLC sponsored ADR  620,800  30,070,000
Vodafone Group PLC  4,810,755  23,464,799
  74,245,575
ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc.   59,700  2,507,400
Entergy Corp.   181,000  4,954,875
  7,462,275
GAS - 0.1%
Enron Corp.   81,200  3,313,975
TELEPHONE SERVICES - 3.4%
AT&T Corp.   215,200  7,545,450
Ameritech Corp.   196,400  13,342,925
Bell Atlantic Corp.   141,700  10,751,488
BellSouth Corp.   332,000  15,396,500
Deutsche Telekom AG  82,400  1,978,450
MCI Communications Corp.   668,600  25,594,844
NextLink Communications, Inc.
 warrants 2/1/09 (a)  43,900  439
NYNEX Corp.   274,500  15,818,063
Qwest Communications
 International, Inc.   5,100  138,975
SBC Communications, Inc.   267,900  16,576,313
Sprint Corp.   531,200  27,954,400
WorldCom, Inc. (a)  72,600  2,323,200
  137,421,047
TOTAL UTILITIES   222,442,872
TOTAL COMMON STOCKS
 (Cost $1,979,750,356)   2,458,700,438
PREFERRED STOCKS - 1.0%
CONVERTIBLE PREFERRED STOCKS - 0.0%
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp.
 $3.52 pay-in-kind (a)   20,000  405,000
NONCONVERTIBLE PREFERRED STOCKS - 1.0%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Walden Residential Properties,
 Inc. 9.20%  49,000  1,237,250

 SHARES VALUE (NOTE 1)
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.0%
American Annuity Group Capital
 Trust II 8 3/4%  1,490 $ 1,482,550
SAVINGS & LOANS - 0.1%
California Federal Preferred Capital
 Corp. 9 1/8%  156,890  4,000,695
TOTAL FINANCE   5,483,245
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Fresenius Medical Care Capital
 Trust 9%  1,381  1,415,180
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.6%
American Radio Systems Corp.
 11.375% pay-in-kind  27,126  2,888,919
Cablevision System Corp. 11 1/8%
 depositary shares pay-in-kind  49,472  4,971,936
PanAmSat Corp. 12 3/4% pay-in-kind  202  246,440
SFX Broadcasting, Inc. 12 5/8%  29,474  3,175,824
Sinclair Capital 11 5/8% (d)  28,380  2,994,090
Time Warner, Inc., Series M, 10 1/4%
 pay-in-kind  8,770  9,690,850
  23,968,059
PUBLISHING - 0.1%
K-III Communications Corp.:
 Series B, $11.625 pay-in-kind  1,750  190,969
 Series D, $10  31,050  3,128,288
  3,319,257
TOTAL MEDIA & LEISURE   27,287,316
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B, 14 7/8%  5,100  510,000
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
NextLink Communications, Inc.
 14% pay-in-kind  45,453  2,352,193
TOTAL NONCONVERTIBLE PREFERRED STOCKS   38,285,184
TOTAL PREFERRED STOCKS
 (Cost $37,307,667)   38,690,184
NONCONVERTIBLE CORPORATE BONDS - 17.1%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.0%
Be Aerospace, Inc. 9 7/8%,
 2/1/06 B2 $ 270,000  284,175
Rohr, Inc. 11 5/8%, 5/15/03 Ba3  340,000  378,250
  662,425
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07  B1  1,170,000  1,181,700
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
AEROSPACE & DEFENSE - CONTINUED
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06 Ba2 $ 920,000 $ 949,900
 9 1/4%, 12/1/06 B1  3,830,000  3,992,775
  4,942,675
TOTAL AEROSPACE & DEFENSE   6,786,800
BASIC INDUSTRIES - 0.7%
CHEMICALS & PLASTICS - 0.2%
Acetex Corp. yankee
 9 3/4%, 10/1/03 B1  1,270,000  1,289,050
Foamex LP/Foamex Capital Corp.
 9 7/8%, 6/15/07 (d) B3  320,000  324,000
General Chemical Corp.
 9 1/4%, 8/15/03 B2  1,320,000  1,349,700
Pioneer Americas Acquisition
 Corp. 9 1/4%, 6/15/07 (d) B1  200,000  197,000
Praxair, Inc. 6.90%, 11/1/06 A3  4,000,000  3,949,200
Sterling Chemicals Holdings,
 Inc. 11 1/4%, 4/1/07 B3  1,870,000  1,982,200
  9,091,150
IRON & STEEL - 0.1%
Neenah Corp. 11 1/8%,
 5/1/07 (d) B3  1,690,000  1,791,400
METALS & MINING - 0.0%
Well Aluminum Corp.
 10 1/8%, 6/1/05 (d) B2  80,000  82,400
PACKAGING & CONTAINERS - 0.2%
BWAY Corp. 10 1/4%,
 4/15/07 (d) B2  1,490,000  1,601,750
Owens-Illinois, Inc.:
 7.85%, 5/15/04 Ba1  1,180,000  1,196,225
 9.95%, 10/15/04 Ba3  3,030,000  3,211,800
 8.10%, 5/15/07 Ba1  940,000  952,925
Silgan Holdings, Inc.
 9%, 6/1/09 (d) B1  2,060,000  2,075,450
  9,038,150
PAPER & FOREST PRODUCTS - 0.2%
Asia Pulp & Paper Finance II
 Mauritius Ltd. 12%,
 3/15/04 (d) B3  860,000  881,500
Florida Coast Paper Co. LLC/
 Florida Coast Paper Finance
 Corp., Series B, 12 3/4%,
 6/1/03 Caa  900,000  929,250
Gaylord Container Corp.
 11 1/2%, 5/15/01 B3  220,000  231,275
Repap Wisconsin, Inc.:
 9 1/4%, 2/1/02 B2  1,780,000  1,788,900
 9 7/8%, 5/1/06 Caa  190,000  191,425
Repap New Brunswick, Inc.
 yankee 10 5/8%, 4/15/05 Caa  690,000  650,325
Riverwood International Corp.
 10 1/4%, 4/1/06 B3  1,730,000  1,704,050

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Stone Container Corp.
 10 3/4%, 10/1/02 B1 $ 2,540,000 $ 2,679,700
  9,056,425
TOTAL BASIC INDUSTRIES   29,059,525
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.1%
Building Materials Corp. of
 America 0%, 7/1/04 (b) B1  3,790,000  3,448,900
Falcon Building Products, Inc.
 9 1/2%, 6/15/07 (d) B3  90,000  89,325
Nortek, Inc. 9 1/4%, 3/15/07 Ba3  790,000  805,800
  4,344,025
CONSTRUCTION - 0.1%
Greystone Homes, Inc.
 10 3/4%, 3/1/04 Ba3  1,950,000  2,130,375
REAL ESTATE - 0.0%
Iron Mountain, Inc. 10 1/8%,
 10/1/06 B3  1,050,000  1,115,625
TOTAL CONSTRUCTION & REAL ESTATE   7,590,025
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Aftermarket Technology Corp.
 12%, 8/1/04 B3  1,313,000  1,463,995
Blue Bird Body Co. 10 3/4%,
 11/15/06 B2  1,545,000  1,637,700
Delco Remy International, Inc.
 10 5/8%, 8/1/06 (d) B2  390,000  413,400
Tennessee Gas Pipeline Co.
 7%, 3/15/27 Baa3  2,630,000  2,628,422
  6,143,517
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%,
 3/1/02 B3  2,470,000  2,587,325
Knoll, Inc. 10 7/8%,
 3/15/06 B1  623,000  689,194
  3,276,519
TEXTILES & APPAREL - 0.3%
GFSI, Inc. 9 5/8%, 3/1/07 (d) B3  2,480,000  2,504,800
Levi Strauss & Co. 7%,
 11/1/06 (d) Baa2  7,700,000  7,616,840
  10,121,640
TOTAL DURABLES   19,541,676
ENERGY - 0.9%
ENERGY SERVICES - 0.3%
Falcon Drilling, Inc. 9 3/4%,
 1/15/01 Ba3  930,000  953,250
Parker Drilling Co. 9 3/4%,
 11/15/06 B1  310,000  323,950
Petroliam Nasional BHD yankee
 7 1/8%, 10/18/06 (d) A1  7,000,000  7,023,870
Pride Petroleum Services, Inc.
 9 3/8%, 5/1/07 Ba3  1,690,000  1,749,150
  10,050,220
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 0.6%
Energy Corp. America 9 1/2%,
 5/15/07 (d) B2 $ 2,800,000 $ 2,758,000
Flores & Rucks, Inc. 9 3/4%,
 10/1/06 B3  1,780,000  1,860,100
Forcenergy, Inc. 8 1/2%,
 2/15/07 B2  1,300,000  1,270,750
Gulf Canada Resources Ltd.
 yankee 9 5/8%, 7/1/05 Ba2  990,000  1,060,538
Husky Oil Ltd. yankee
 6 7/8%, 11/15/03 Baa3  2,680,000  2,642,105
Occidental Petroleum Corp.:
 10.94%, 5/17/00 Baa3  2,700,000  2,989,575
 6.39%, 11/9/00 Baa3  1,000,000  987,290
 8 1/2%, 11/9/01 Baa2  1,251,000  1,325,022
Ocean Energy, Inc. 8 7/8%,
 7/15/07 (d) B3  1,860,000  1,860,000
Pennzoil Co. 9 5/8%,
 11/15/99 Baa3  2,260,000  2,407,827
Petsec Energy, Inc. 9 1/2%,
 6/15/07 (d) B3  190,000  190,000
Ras Laffan Liquid Natural
 Gas Co. Ltd. yankee
 7.628%, 9/15/06 (d) A3  4,880,000  4,942,513
United Refining Co. 10 3/4%,
 6/15/07 (d) B2  760,000  752,400
  25,046,120
TOTAL ENERGY   35,096,340
FINANCE - 6.4%
ASSET-BACKED SECURITIES - 1.1%
Airplanes Pass Through Trust
 10 7/8%, 3/15/19 Ba2  8,550,000  9,875,250
Caterpillar Financial Asset Trust
 6.55%, 5/22/02 A3  880,000  881,925
CPS Auto Grantor Trust
 6.55%, 12/15/02 Aaa  3,269,748  3,276,900
Green Tree Financial Corp.:
 6 1/2%, 6/15/27 Aaa  1,800,000  1,803,924
 6.80%, 6/15/27 Aaa  1,900,000  1,909,500
 6.45%, 9/15/28 Aaa  3,640,000  3,629,763
Olympic Automobile Receivables
 Trust:
  6.40%, 9/15/01 Aaa  4,550,000  4,561,577
  6.70%, 3/15/02 Aaa  2,150,000  2,159,407
Premier Auto Trust:
 8.05%, 4/4/00 Aaa  6,804,000  6,914,565
 6%, 5/6/00  Aaa  2,320,000  2,317,819
WFS Financial Owner Trust
 6.55%, 10/20/04  Aaa  4,430,000  4,417,984
  41,748,614
BANKS - 1.7%
ABN Amro Bank NV 6 5/8%,
 10/31/01 Aa3  7,000,000  6,971,090
Banc One Corp. 6.70%,
 3/24/00 Aa3  4,500,000  4,520,970

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
BanPonce Financial Corp.
 7.72%, 4/13/00 A3 $ 2,000,000 $ 2,042,740
BanPonce Corp. 6.665%,
 3/5/01 A3  4,450,000  4,428,952
BanPonce Trust I 8.327%,
 2/1/27 (d) Baa1  6,450,000  6,518,241
Capital One Bank:
 6.74%, 5/31/99 Baa3  4,000,000  4,005,080
 7.20%, 7/19/99 Baa3  8,000,000  8,093,760
 6.42%, 11/12/99 Baa3  4,900,000  4,874,275   8 1/8%, 3/1/00 Baa3
1,500,000  1,550,250
Den Danske Bank AS
 7.40%, 6/15/10 (d)(g) A1  4,580,000  4,576,611
Korea Development Bank yankee
 7 1/4%, 5/15/06 A1  5,660,000  5,614,890
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  3,000,000  3,089,550
NB Capital Trust IV 8 1/4%,
 4/15/27 A1  4,000,000  4,098,960
Signet Bank 7.80%, 9/15/06 Baa1  3,000,000  3,097,440
Signet Banking Corp.
 9 5/8%, 6/1/99 Baa2  790,000  831,981
Summit Bancorp. 8 5/8%,
 12/10/02 BBB  1,730,000  1,855,269
Union Planters National Bank
 6.81%, 8/20/01 A3  3,500,000  3,504,375
  69,674,434
CREDIT & OTHER FINANCE - 3.0%
AT&T Capital Corp.:
 6.02%, 12/1/98 Baa3  7,500,000  7,477,950
 6.39%, 1/22/99 Baa3  1,520,000  1,522,918
 6.26%, 2/18/99 Baa3  8,000,000  7,983,120
 6.16%, 12/3/99 Baa3  2,750,000  2,720,328
Ahmanson Capital Trust I
 8.36%, 12/1/26 (d) Baa3  4,250,000  4,285,488
BCH Cayman Islands Ltd.
 yankee 7.70%, 7/15/06 A3  2,600,000  2,656,368
CIT Group Holdings, Inc.
 6 1/4%, 10/4/99 Aa3  6,500,000  6,483,750
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  7,600,000  7,577,200
Finova Capital Corp.:
 6.44%, 11/6/01 Baa1  5,500,000  5,422,780
 6.12%, 5/28/02 Baa1  2,000,000  1,936,840
First Security Capital I
 8.41%, 12/15/26 A3  1,690,000  1,722,887
Ford Motor Credit Co.:
 5.73%, 2/23/00 A1  3,250,000  3,185,423
 6.65%, 5/22/00 A1  9,000,000  9,008,910
 5.68%, 2/15/01 A1  5,000,000  4,835,000
 6.57%, 3/19/01 A1  700,000  696,220
 7%, 9/25/01 A1  12,500,000  12,605,500
General Electric Capital Corp.
 6.94%, 4/13/09 (f) Aaa  7,000,000  7,065,870
General Motors Acceptance
 Corp. 5 5/8%, 2/1/99 A3  5,000,000  4,947,250
GreenPoint Capital Trust I
 9.10%, 6/1/27 (d) Ba1  1,200,000  1,207,200
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Heller Financial, Inc.
 7 7/8%, 11/1/99 A2 $ 5,050,000 $ 5,187,461
Household Finance Corp.
 5.7825%, 6/4/98 (g) A2  12,500,000  12,500,000
KeyCorp Institutional Capital
 Series A, 7.826%, 12/1/26 A1  3,600,000  3,496,356
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  3,500,000  3,558,450
TransAmerican Energy Corp.
 11 1/2%, 6/15/02 (d) B3  230,000  224,250
Triton Energy Ltd./Triton Energy
 Corp. 9 1/4%, 4/15/05 Ba2  930,000  984,638
  119,292,157
INSURANCE - 0.2%
Reliance Group:
 9%, 11/15/00 Ba3  180,000  185,400
 9 3/4%, 11/15/03 B1  3,390,000  3,534,075
SunAmerica, Inc. 6.20%,
 10/31/99 Baa1  5,500,000  5,461,005
  9,180,480
SAVINGS & LOANS - 0.4%
Bank UTD Corp. 8 7/8%,
 5/1/07 Ba3  3,760,000  3,886,900
Chevy Chase Savings Bank FSB
 9 1/4%, 12/1/08 B1  2,410,000  2,416,025
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  1,050,000  1,139,250
First Nationwide Parent Holdings
 Ltd. 12 1/2%, 4/15/03 B3  3,530,000  3,935,950
Great Western Financial Corp.
 8.60%, 2/1/02 Baa1  2,000,000  2,131,500
Long Island Savings Bank FSB
 7%, 6/13/02 Baa3  2,500,000  2,503,125
  16,012,750
TOTAL FINANCE   255,908,435
HEALTH - 0.5%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
McKesson Corp. 6.60%,
 3/1/00 (d)  A3  4,570,000  4,574,570
MEDICAL FACILITIES MANAGEMENT - 0.4%
Columbia/HCA Healthcare Corp.:
 6 1/2%, 3/15/99 A2  4,500,000  4,515,615
 6 7/8%, 7/15/01 A2  2,000,000  2,010,400
Integrated Health Services, Inc.
 9 1/2%, 9/15/07 (d) B1  1,300,000  1,329,250
Tenet Healthcare Corp.:
 8%, 1/15/05 Ba1  280,000  280,000
 10 1/8%, 3/1/05 Ba3  3,760,000  4,098,400
 8 5/8%, 1/15/07 Ba3  5,120,000  5,196,800
  17,430,465
TOTAL HEALTH   22,005,035

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
HOLDING COMPANIES - 0.2%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1 $ 6,610,000 $ 6,708,753
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Continental Global Group, Inc.
 11%, 4/1/07 (d) B2  730,000  766,500
Exide Corp. 10%, 4/15/05 B1  825,000  853,875
Goss Graphic System, Inc.
 12%, 10/15/06 B2  1,890,000  2,079,000
  3,699,375
POLLUTION CONTROL - 0.1%
Allied Waste of North America,
 Inc. 10 1/4%, 12/1/06 (d) B3  1,990,000  2,129,300
WMX Technologies, Inc.
 7.10%, 8/1/26 A3  2,700,000  2,751,219
  4,880,519
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,579,894
MEDIA & LEISURE - 2.8%
BROADCASTING - 1.8%
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B3  4,130,000  3,923,500
 9 7/8%, 3/1/07 (d) -  1,020,000  984,300
Cablevision System Corp.:
 9 1/4%, 11/1/05 B2  1,370,000  1,407,675
 9 7/8%, 5/15/06 B2  1,330,000  1,413,125
 sr. sub. deb. 9 7/8%,
  2/15/13 B2  340,000  357,850
Capstar Radio Broadcasting
 Partners, Inc. (d):
 9 1/4%, 7/1/07  -  2,930,000  2,834,775
 0%, 2/1/09 (b) CCC  600,000  385,500
Diamond Cable Communications
 PLC yankee (b):
 0%, 9/30/04  B3  2,320,000  1,873,400
 0%, 2/15/07 (d)  -  1,930,000  1,083,213
Echostar Communications Corp.
 secured discount 0%,
 6/1/04 (b) B2  2,320,000  1,948,800
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (b) Caa  1,600,000  1,136,000
Echostar DBS Corp. 12 1/2%,
 7/1/02 (d) Caa  930,000  921,863
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  710,000  718,875
 9 3/8%, 12/1/05 B3  265,000  255,063
Intermedia Capital Partners IV LP/
 Intermedia Partners IV Capital
 Corp. 11 1/4%, 8/1/06 B2  890,000  957,863
International Cabletel, Inc.:
 0%, 2/1/06 (b) B3  1,480,000  1,021,200
 10%, 2/15/07 (d) -  2,480,000  2,504,800
Jacor Communications Co.
 8 3/4%, 6/15/07 (d) B2  250,000  246,875
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Lenfest Communications, Inc.
 8 3/8%, 11/1/05 Ba3 $ 2,500,000 $ 2,462,500
Olympus Communications LP/
 Olympus Capital Corp.
 10 5/8%, 11/15/06 B1  1,070,000  1,118,150
Rogers Cablesystems Ltd. yankee
 11%, 12/1/15 B2  1,800,000  1,971,000
SCI Television, Inc. secured
 11%, 6/30/05 Ba1  1,480,000  1,561,400
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  1,870,000  2,014,925
TCI Communication, Inc.:
 7 1/4%, 6/15/99 Ba1  8,590,000  8,655,628
 6.46%, 3/6/00 Ba1  6,570,000  6,462,186
TCI Communications Financing
 III 9.65%, 3/31/27 Ba3  3,480,000  3,644,743
Tele Communications, Inc.
 9 1/4%, 4/15/02  Ba1  3,000,000  3,219,060
Telemundo Group, Inc.
 7%, 2/15/06 (f) B1  4,170,000  3,992,775
Telewest PLC 0%, 10/1/07 (b) B1  4,860,000  3,511,350
Time Warner, Inc.:
 7.95%, 2/1/00 Ba1  7,810,000  8,029,383
 7 3/4%, 6/15/05 Ba1  2,150,000  2,184,938
 9.15%, 2/1/23 Ba1  1,020,000  1,126,580
  73,929,295
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 (d) B2  1,560,000  1,583,400
Cinemark USA, Inc.
 9 5/8%, 8/1/08 B2  340,000  345,100
Viacom, Inc. 8%, 7/7/06 B1  3,470,000  3,365,900
  5,294,400
LEISURE DURABLES & TOYS - 0.1%
Coleman Escrow Corp.
 secured 1st priority
 0%, 5/15/01 (d) B3  3,000,000  1,890,000
LODGING & GAMING - 0.4%
American Skiing Co.
 12%, 7/15/06 B3  2,600,000  2,730,000
Circus Circus Enterprises, Inc.
 7%, 11/15/36 Baa2  2,125,000  2,063,906
Courtyard by Marriott II LP/
 Courtyard II Finance Co.,
 Series B, 10 3/4%, 2/1/08 B-  1,190,000  1,288,175
HMC Acquisition Properties, Inc.
 9%, 12/15/07 Ba3  4,730,000  4,777,300
HMH Properties, Inc.
 9 1/2%, 5/15/05 Ba3  1,620,000  1,688,850
Hollywood Casino Corp.
 12 3/4%, 11/1/03 B2  330,000  349,800
Horseshoe Gaming LLC
 9 3/8%, 6/15/07 (d) B3  480,000  483,000

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Prime Hospitality Corp.
 9 3/4%, 4/1/07 - $ 1,880,000 $ 1,978,700
Sun International Hotels Ltd./Sun
 International North America,
 Inc. yankee 9%, 3/15/07 Ba3  1,810,000  1,837,150
Wyndham Hotel Corp.
 10 1/2%, 5/15/06 B2  580,000  648,150
  17,845,031
PUBLISHING - 0.2%
Golden Books Publishing, Inc.
 7.65%, 9/15/02 B1  490,000  453,250
News America Holdings, Inc.
 7.70%, 10/30/25 Baa3  5,310,000  5,028,145
Sun Media Corp. (d):
 yankee 9 1/2%, 2/15/07 B3  1,200,000  1,212,000
 9 1/2%, 5/15/07 B3  370,000  373,700
  7,067,095
RESTAURANTS - 0.2%
Foodmaker, Inc. 9 3/4%,
 6/1/02 B3  2,630,000  2,695,750
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 B1  5,500,000  5,720,000
  8,415,750
TOTAL MEDIA & LEISURE   114,441,571
NONDURABLES - 0.5%
FOODS - 0.2%
Chiquita Brands International, Inc.:
 9 5/8%, 1/15/04 B1  1,980,000  2,041,875
 10 1/4%, 11/1/06 B1  220,000  233,200
ConAgra, Inc. 7 1/8%,
 10/1/26 Baa1  4,250,000  4,268,870
Specialty Foods Corp.
 11 1/8%, 10/1/02 B3  2,760,000  2,732,400
  9,276,345
HOUSEHOLD PRODUCTS - 0.1%
Revlon Consumer Products Corp.
 10 1/2%, 2/15/03 B3  4,120,000  4,387,800
TOBACCO - 0.2%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2  4,600,000  4,635,052
 6.95%, 6/1/06 A2  4,420,000  4,434,719
  9,069,771
TOTAL NONDURABLES   22,733,916
RETAIL & WHOLESALE - 1.1%
APPAREL STORES - 0.1%
AnnTaylor, Inc. 8 3/4%,
 6/15/00 B3  2,810,000  2,824,050
Lamonts Apparel, Inc. 10 1/4%,
 11/1/99 pay-in-kind (d)(h) -  2,816,000  112,640
Specialty Retailers, Inc. (d):
 8 1/2%, 7/15/05  Ba3  810,000  807,975
 9%, 7/15/07  B2  80,000  79,600
  3,824,265
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 0.7%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1 $ 4,000,000 $ 3,993,160
 7 1/2%, 7/15/06 Baa1  3,500,000  3,569,545
Federated Department Stores, Inc.:
 10%, 2/15/01  Baa2  8,830,000  9,659,755
 8 1/8%, 10/15/02  Baa2  1,510,000  1,573,148
K Mart Corp.:
 12 1/2%, 3/1/05 Ba3  2,020,000  2,434,100
 7 3/4%, 10/1/12 Ba3  240,000  219,600
 8 1/4%, 1/1/22 Ba3  1,790,000  1,628,900
Michaels Stores, Inc. 10 7/8%,
 6/18/06 Ba2  1,090,000  1,171,750
Parisian, Inc. 9 7/8%, 7/15/03 B1  2,120,000  2,204,800
Penney (J.C.) Co., Inc.
 6.95%, 4/1/00 A2  4,300,000  4,336,206
  30,790,964
GROCERY STORES - 0.3%
Kroger Co. 8.15%, 7/15/06 Baa3  2,250,000  2,372,310
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  1,720,000  1,763,000
 9 5/8%, 5/1/03 B3  3,760,000  3,628,400
 0%, 11/1/03 (b) Caa  1,670,000  1,139,775
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  1,060,000  911,600
 8 5/8%, 12/15/03 B3  460,000  371,450
Pueblo Xtra International, Inc.
 9 1/2%, 8/1/03 (d) B3  480,000  463,200
Randalls Food Markets, Inc.
 9 3/8%, 7/1/07 (d) B2  140,000  139,475
  10,789,210
TOTAL RETAIL & WHOLESALE   45,404,439
SERVICES - 0.5%
LEASING & RENTAL - 0.3%
PHH Corp. 5.6775%,
 6/11/98 (g) A2  12,500,000  12,498,620
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  1,410,000  1,448,775
SERVICES - 0.2%
Borg-Warner Security Corp.
 9 5/8%, 3/15/07 (d) B3  960,000  964,800
Orion Network System, Inc. unit:
 0%, 1/15/07 (b) B2  4,060,000  2,314,200
 11 1/4%, 1/15/07 B2  2,710,000  2,770,975
  6,049,975
TOTAL SERVICES   19,997,370

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
TECHNOLOGY - 0.4%
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Comdisco, Inc. 6 3/8%,
 11/30/01 Baa1 $ 8,300,000 $ 8,124,787
Unisys Corp.:
 12%, 4/15/03 B1  2,310,000  2,500,575
 11 3/4%, 10/15/04 B1  970,000  1,047,600
  11,672,962
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba1  2,040,000  2,264,400
Fairchild Semiconductor Corp.:
 10 1/8%, 3/15/07 (d) B2  1,340,000  1,413,700
 11.74%, 3/15/08
  pay-in-kind (e) -  1,760,000  1,696,288
Viasystems, Inc. 9 3/4%,
 6/1/07 (d) B3  190,000  193,325
  5,567,713
TOTAL TECHNOLOGY   17,240,675
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.2%
Delta Air Lines, Inc. 9 7/8%,
 5/15/00 Baa3  1,500,000  1,616,640
US Air, Inc.:
 9 5/8%, 2/1/01 B3  1,810,000  1,864,300
 10%, 7/1/03 B3  2,200,000  2,266,000
 10 3/8%, 3/1/13 B1  1,240,000  1,357,800
  7,104,740
RAILROADS - 0.1%
Burlington Northern Santa Fe
 Corp. 7.29%, 6/1/36 Baa2  3,000,000  3,075,360
TOTAL TRANSPORTATION   10,180,100
UTILITIES - 1.7%
CELLULAR - 0.3%
Globalstar LP/Globalstar
 Capital Corp. (d):
  unit 11 3/8%, 2/15/04 B3  1,410,000  1,410,000
  11 1/4%, 6/15/04  B3  1,240,000  1,159,400
McCaw International Ltd.
 unit 0%, 4/15/07 (b)(d)  CCC  3,200,000  1,536,000
Millicom International Cellular
 SA 0%, 6/1/06 (b) B3  1,550,000  1,108,250
Paging Network, Inc.
 8 7/8%, 2/1/06 B2  670,000  609,700
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
CELLULAR - CONTINUED
Telesystem International
 Wireless, Inc. 0%,
 6/30/07 (b)(d) B- $ 290,000 $ 154,425
360 Degrees Communications Co.:
 7 1/8%, 3/1/03 Ba1  4,310,000  4,286,252
 7 1/2%, 3/1/06 Ba1  3,150,000  3,142,314
  13,406,341
ELECTRIC UTILITY - 0.6%
CMS Energy Corp. 8 1/8%,
 5/15/02 Ba3  2,230,000  2,246,725
CalEnergy, Inc. 9 1/2%,
 9/15/06 Ba2  900,000  963,000
Commonwealth Edison Co.
 7 3/8%, 9/15/02 Baa2  5,170,000  5,246,568
Hydro-Quebec yankee
 7.40%, 3/28/25 A2  2,620,000  2,839,687
Israel Electric Corp. yankee
 7 7/8%, 12/15/26 (d) A3  2,940,000  2,960,786
Long Island Lighting Co.
 8 5/8%, 4/15/04 Ba1  6,130,000  6,385,498
NIPSCO Capital Markets, Inc.
 7.39%, 4/1/04 Baa1  3,500,000  3,531,710
  24,173,974
TELEPHONE SERVICES - 0.8%
LCI International, Inc.
 7 1/4%, 6/15/07 Ba1  3,650,000  3,615,325
MFS Communications, Inc. (b):
 0%, 1/15/04  Ba3  4,255,000  3,960,554
 0%, 1/15/06  Ba3  5,945,000  4,689,119
McleodUSA, Inc. 0%,
 3/1/07 (b)(d) B3  1,240,000  790,500
Shared Technologies Fairchild
 Communications Corp.
 0%, 3/1/06 (b) Caa  1,020,000  910,350
Teleport Communications Group,
 Inc. 0%, 7/1/07 (b) B1  1,940,000  1,399,225
Winstar Equipment Corp.
 12 1/2%, 3/15/04 (d) CCC  1,140,000  1,114,350
WorldCom, Inc. 7 3/4%,
 4/1/07 Ba1  12,750,000  13,039,170
  29,518,593
TOTAL UTILITIES   67,098,908
TOTAL NONCONVERTIBLE CORPORATE BONDS
 (Cost $681,642,417)   688,373,462
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 7.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 5.8%
 9 1/4%, 8/15/98 Aaa $ 37,055,000 $ 38,380,828
 7 3/4%, 12/31/99 Aaa  1,560,000  1,615,817
 7 7/8%, 8/15/01 Aaa  315,000  331,982
 11 7/8%, 11/15/03 Aaa  38,040,000  48,637,564
 7%, 7/15/06 Aaa  10,507,000  10,809,076
 11 3/4%, 2/15/10 (callable) Aaa  26,045,000  33,952,002
 12 3/4%, 11/15/10 (callable) Aaa  12,000,000  16,651,920
 13 7/8%, 5/15/11 (callable) Aaa  25,650,000  37,934,042
 9%, 11/15/18 Aaa  10,240,000  12,667,187
 7 1/4%, 2/ 15/23 Aaa  14,126,000  14,549,780
 6 1/2%, 11/15/26 Aaa  19,365,000  18,572,197
  234,102,395
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
Farm Credit Systems Financial
 Assistance Corp.
 8.80%, 6/10/05 Aaa  2,000,000  2,244,060
Federal Agricultural Mortgage
 Corp. 7.63%, 1/16/01 Aaa  3,321,000  3,442,947
Federal Farm Credit Bank:
 8.16%, 12/7/04 Aaa  5,000,000  5,401,550
 9.55%, 5/9/05 Aaa  2,500,000  2,914,050
Federal Home Loan Bank:
 7.31%, 6/16/04 Aaa  2,500,000  2,584,375
 8.22%, 11/17/04 Aaa  4,000,000  4,315,040
 7.59%, 3/10/05 Aaa  3,850,000  4,047,313
Federal Home Loan Mortgage
 Corporation 6 3/4%,
 8/1/05 Aaa  2,500,000  2,492,975
Federal National Mortgage
 Association 6.97%,
 4/8/04 Aaa  6,010,000  6,103,876
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S. Government
 through Export-Import
 Bank) Series 1994-A,
 7.12%, 4/15/06 Aaa  7,596,471  7,734,157
State of Israel (guaranteed by U.S.
 Government through Agency
 for International Development):
  6 5/8%, 8/15/03 Aaa  7,810,000  7,829,369
  5 5/8%, 9/15/03 Aaa  8,540,000  8,130,849
  6 3/4%, 8/15/04 Aaa  2,144,000  2,153,284
U.S. Trade Trust Certificates
 (assets of Trust guaranteed
 by U.S. Government
 through Export-Import Bank)
 6.69%, 1/15/09 (d) Aaa  5,760,000  5,725,555
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing
 and Urban Development
 Government guaranteed
 participation certificates:
 Series 1995-A, 8.24%,
  8/1/04 Aaa $ 3,260,000 $ 3,521,224
 Series 1996-A, 6.67%, 8/1/01 Aaa  9,400,000  9,436,942
 Series 1996-A, 7.63%,
  8/1/14 (callable) Aaa  2,825,000  2,888,421
  80,965,987
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $320,604,811)   315,068,382
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 5.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.4%
5 1/2%, 1/1/03 to 6/1/03 Aaa  4,030,042  3,846,916
7%, 4/1/01 to 8/1/01 Aaa  2,876,294  2,891,588
7 1/2%, 7/1/27 (j) Aaa  8,760,000  8,801,063
8 1/2%, 7/1/21 to 6/1/23 Aaa  268,153  280,424
  15,819,991
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.9%
5 1/2%, 2/1/03 to 5/1/03 Aaa  4,018,328  3,834,971
6%, 10/1/02 to 5/1/26 Aaa  65,927,205  63,068,623
6 1/2%, 12/1/25 to 7/1/26 Aaa  73,328,857  70,194,335
7%, 5/1/26 Aaa  14,281,900  14,014,114
7 1/2%, 5/1/26 to 8/1/26 Aaa  5,646,930  5,665,761
  156,777,804
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.1%
6%, 12/15/08 to 5/15/26 Aaa  10,839,939  10,530,343
6 1/2%, 6/15/08 to 7/15/09 Aaa  20,093,334  19,870,622
8%, 5/15/25 Aaa  226,289  231,661
8 1/2%, 12/15/16
 to 10/15/26 Aaa  13,809,620  14,349,525
  44,982,151
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $214,280,261)   217,579,946
COMMERCIAL MORTGAGE SECURITIES - 1.2%
American Southwest Financial
 Securities Series 1994-C2
 Class B2, 12.79%,
 12/25/01 (d)(g) -  750,000  738,750
BKB Commercial Mortgage Trust
 Series 1997-C1 Class D,
 7.83%, 2/25/43 (d)(g) BBB  1,800,000  1,818,000

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Berkeley Federal Bank & Trust
 FSB Series 1994 Class 1-B,
 7.78%, 8/1/24 (d)(g) - $ 1,900,000 $ 1,371,563
Blackrock Capital Funding LLC
 Series 1996 Class C2,
 7.60%, 11/16/26 (d) Aaa  1,215,001  1,226,771
CBA Mortgage Corp. Series
 1993-C1 Class E, 7.76%,
 12/25/03 (d)(g) Ba2  500,000  480,625
CS First Boston Mortgage
 Securities Corp. Series
 1995-AEWI Class E,
 9.80%, 11/25/97 (d)(g) -  1,100,000  1,106,875
DLJ Mortgage Acceptance Corp.
 Series 1993-MF12 Class B-2,
 10.10%, 9/18/03 (d) -  600,000  601,500
Equitable Life Assurance Society
 of the United States (The) (d):
 Series 174 Class B1, 7.33%,
  5/15/06  Aa2  3,500,000  3,560,480
 Series 174, Class D1, 7.77%,
  5/15/06 Baa2  2,200,000  2,260,896
 Series 1996-1 Class C1,
  7.52%, 5/15/06  A2  2,300,000  2,355,499
First Chicago/Lennar Trust I
 Series 1997-CHL1 (g):
  Class D, 8.11%, 5/29/08 -  1,100,000  1,050,156
  Class E, 8.11%, 4/1/39 -  1,600,000  1,223,000
General Motors Acceptance
 Corp. Commercial Mortgage
 Securities, Inc. Series
 1996-C1 Class F, 7.86%,
 11/15/06 (d) Ba3  750,000  702,758
Kidder Peabody Acceptance
 Corp. sequential pay, Series
 1993-M1 Class A-2, 7.15%,
 4/25/25 Aa2  2,325,889  2,338,245
Merrill Lynch Mortgage
 Investments, Inc. Series
 1994 Class M1-E, 8.13%,
 6/25/22 (d)(g) Ba2  5,670,000  5,549,513
Morgan Stanley Capital One, Inc.:
 Series 1996-MBL1 Class E,
  8.661%, 5/25/21 (d) -  1,870,310  1,717,178
 sequential pay Series 1997-C1
  Class A-1C, 7.63%,
  2/15/20 Aaa  4,560,000  4,718,175
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class G,
 7.15%, 7/15/28 (d) BB  1,000,000  878,050
NB Commercial Mortgage
 sequential pay, Series FSI
 Class A, 7.187%,
 10/20/23 (d) -  1,752,227  1,755,239
Penn Mutual Life Insurance Co.
 (The) Series 1996-PML (d):
  Class K, 7.90%, 11/15/26  -  1,473,000  911,419
  Class L, 7.90%, 11/15/26  -  1,133,000  483,678
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Structured Asset Securities Corp.:
 Series 1995-C1 Class E,
  7 3/8%, 9/25/24 (d) BB $ 1,200,000 $ 1,068,750
 Series 1993-C1 Class E,
  6.60%, 10/25/24 (d) B  1,250,000  437,500
 sequential pay Series 1996
  Class A-2A, 7 3/4%,
  2/25/28 Aaa  1,624,291  1,647,133
 Series 1996-CFL Class G,
  7 3/4%, 2/25/28 (d) -  1,000,000  855,781
 Series 1996-C3 Class E,
  8.46%, 6/25/30 (d) -  500,000  472,422
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (d) Aaa  4,650,000  4,586,574
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $44,396,294)   45,916,530
FOREIGN GOVERNMENT OBLIGATIONS (I) - 0.5%
Export Development Corp. yankee
 8 1/8%, 8/10/99 Aa2  1,640,000  1,697,531
Israeli State euro 6 3/8%,
 12/19/01 A3  5,750,000  5,642,188
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  7,000,000  6,999,400
Mexico Value recovery rights
 6/30/03 discount A -  2,000  -
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa1  2,000,000  2,652,000
Quebec Province yankee
 7.22%, 7/22/36 (f) A2  3,500,000  3,644,060
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $20,474,119)   20,635,179
CERTIFICATES OF DEPOSIT - 3.0%
ABN-Amro Bank NV yankee
 5.65%, 12/23/97   8,000,000  7,990,202
Banque Nationale de Paris
 yankee 5.85%, 9/30/97   4,800,000  4,801,296
Bayerische Vereinsbank AG
 yankee 5.56%, 7/14/97   12,500,000  12,499,668
Caisse Nationale de Credit Agricole
 yankee 5.60%, 7/21/97   12,500,000  12,499,673
Deutsche Bank AG yankee
 6.20%, 4/10/98   6,000,000  6,004,704
Landesbank Hessen-Thuringen
 yankee:
  5.78%, 1/27/98   6,200,000  6,195,567
  5.67%, 2/11/98   3,000,000  2,994,737
National Westminster Bank PLC
 yankee 5 1/2%, 8/5/97   12,000,000  11,996,960
Rabobank Nederlan, Coop Central
 yankee:
  5.97%, 3/20/98   3,500,000  3,502,013
  6.20%, 4/10/98   5,000,000  5,003,920

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Sanwa Bank Ltd. yankee
 5 3/4%, 8/27/97   $ 12,500,000 $ 12,500,631
Societe Generale yankee
 5.55%, 7/28/97   12,000,000  11,998,172
Swiss Bank Corp. yankee
 5 1/2%, 8/4/97   12,000,000  11,997,162
SunTrust Bank 5.85%, 11/25/97  11,000,000  11,003,412
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $120,986,009)   120,988,117
COMMERCIAL PAPER - 1.5%
ABN-Amro North America, Inc.
 yankee 5.82%, 12/5/97   1,000,000  975,466
AC Acquisition Holding Co.
 5.56%, 7/9/97   4,500,000  4,493,700
BMW US Capital Corp. yankee
 5.57%, 8/19/97   6,600,000  6,548,850
Caisse des Depots et Consignations
 yankee 5.58%, 9/18/97   250,000  246,917
Citibank Credit Card Master Trust I
 (Dakota Certificate Program):
  5.58%, 7/7/97   2,600,000  2,597,138
  5.60%, 8/22/97   1,900,000  1,884,168
Delaware Funding Corp.
 5.58%, 9/16/97   2,050,000  2,025,349
Fina Oil & Chemical Co.
 5.61%, 8/14/97   3,400,000  3,375,945
General Electric Capital Corp.
 5.75%, 7/1/97   6,400,000  6,399,016
Goldman Sachs Group LP
 5.83%, 1/26/98   5,000,000  4,836,958
Nationwide Building Society
 yankee 5.32%, 8/11/97   7,000,000  6,954,593
New Center Asset Trust
 5.60%, 8/15/97   1,100,000  1,092,185
Norfolk Southern Corp.
 5.77%, 7/16/97   2,500,000  2,493,622
Pacific Gas & Electric Co.
 5.60%, 8/28/97   1,500,000  1,486,332
Triple A One Funding Corp.
 5.58%, 7/16/97   3,600,000  3,591,152
Unifunding, Inc. yankee:
 5.58%, 9/15/97   4,800,000  4,742,712
 5.67%, 11/12/97   8,000,000  7,832,000
TOTAL COMMERCIAL PAPER
 (Cost $61,568,752)   61,576,103
BANK NOTES - 1.2%
Bank of Tokyo-Mitsubishi Ltd.
 5.70%, 7/14/97   12,500,000  12,500,000
Corestates Bank NA 5.65%,
 1/30/98 (g)   6,000,000  5,999,939
First Bank National Association
 5.60%, 5/15/98 (g)   5,800,000  5,796,346
BANK NOTES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Morgan Guaranty Trust Co. 5.375%,
 3/30/98 (g)  $ 11,000,000 $ 10,994,720
Sumitomo Bank Ltd.
 5.74%, 7/11/97   12,500,000  12,500,000
TOTAL BANK NOTES
 (Cost $47,790,819)   47,791,005
CASH EQUIVALENTS - 0.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account dated 6/30/97
 due 7/1/97:
 at 5 7/8%  $ 3,661,597  3,661,000
 at 5.99%    250,042  250,000
 at 5.93%   3,748,617  3,748,000
    7,659,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,536,460,505)  $ 4,022,978,346
LEGEND
1. Non-income producing
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $132,179,126 or 3.3% of net assets.
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION ACQUISITION
SECURITY DATE COST
Fairchild Semiconductor Corp.
 11.74%, 3/15/08 pay-in-kind 4/3/97  $1,541,077
6. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
9. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
10. Security purchased on a delayed delivery or when-issued basis
(see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,654,154,486 and $1,477,645,288, respectively, of which U.S. government and government agency obligations aggregated $412,461,203 and $889,699,347, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $174,322 for the period.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 19.5% AAA, AA, A 18.8%
Baa 3.9% BBB 5.7%
Ba 3.6% BB 2.0%
B 3.9% B 3.8%
Caa 0.2% CCC 0.4%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.6%
United Kingdom   2.9
Netherlands    2.1
France   1.4
Canada   1.0
Others (individually less than 1%)   4.0
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $3,538,260,955. Net unrealized appreciation aggregated $484,717,391, of which $515,085,273 related to appreciated investment securities and $30,367,882 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                                  $ 4,022,978,346
securities, at value
(including
repurchase
agreements of
$7,659,000) (cost
$3,536,460,505) -
See accompanying
schedule

Cash                                            317,016

Receivable for                                  3,697,569
investments sold

Receivable for fund                             1,283,409
shares sold

Dividends receivable                            5,653,220

Interest receivable                             21,592,771

Other receivables                               59,936

 TOTAL ASSETS                                   4,055,582,267

LIABILITIES

Payable for                     $ 13,833,520
investments
purchased
Regular delivery

 Delayed delivery                8,800,150

Payable for fund                 4,879,599
shares redeemed

Accrued management               1,828,948
fee

Other payables and               396,197
accrued expenses

 TOTAL LIABILITIES                              29,738,414

NET ASSETS                                     $ 4,025,843,853

Net Assets consist of:

Paid in capital                                $ 3,392,224,145

Undistributed net                               69,229,933
investment income

Accumulated                                     77,872,297
undistributed
net realized gain
(loss) on
investments and
foreign
currency
transactions

Net unrealized                                  486,517,478
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                                $ 4,025,843,853
242,519,191
shares outstanding

NET ASSET VALUE,                                $16.60
offering price
and redemption
price per share
($4,025,843,853 (divided by)
242,519,191
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                            $ 20,936,069
Dividends

Interest                                                      60,402,478

 TOTAL INCOME                                                 81,338,547

EXPENSES

Management fee                                $ 10,415,204

Transfer agent fees                            1,341,983

Accounting fees and                            402,957
expenses

Non-interested                                 8,207
trustees'
compensation

Custodian fees and                             105,052
expenses

Registration fees                              8,446

Audit                                          71,538

Legal                                          5,834

Miscellaneous                                  142,608

 Total expenses                                12,501,829
before reductions

 Expense reductions                            (82,260        12,419,569
                                              )

NET INVESTMENT                                                68,918,978
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    82,598,838
securities

 Foreign currency                              (10,176        82,588,662
transactions                                  )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    255,138,426
securities

 Assets and                                    519            255,138,945
liabilities in
foreign currencies

NET GAIN (LOSS)                                               337,727,607

NET INCREASE                                                 $ 406,646,585
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                            $ 71,772
 Expense reductions
 Directed
brokerage
arrangements

  Custodian credits                                           10,488

                                                             $ 82,260

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE)    SIX MONTHS      YEAR ENDED
IN NET ASSETS          ENDED           DECEMBER 31,
                       JUNE 30, 1997   1996
                       (UNAUDITED)

Operations              $ 68,918,978      $ 123,680,897
Net investment
income

 Net realized gain       82,588,662        331,183,089
(loss)

 Change in net           255,138,945       15,746,586
unrealized
appreciation
(depreciation)

 NET INCREASE            406,646,585       470,610,572
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to         (126,645,359)     (119,397,539)
shareholders
From net
investment income

 From net realized       (317,686,664)     (98,450,602)
gain

 TOTAL DISTRIBUTIONS     (444,332,023)     (217,848,141)

Share transactions       160,759,463       270,086,820
Net proceeds from
sales of shares

 Reinvestment of         444,332,023       217,848,141
distributions

 Cost of shares          (182,756,372)     (432,347,524)
redeemed

 NET INCREASE            422,335,114       55,587,437
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         384,649,676       308,349,868
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period     3,641,194,177     3,332,844,309

 End of period          $ 4,025,843,853   $ 3,641,194,177
(including
undistributed net
investment
income of
$69,229,933 and
$120,488,851,
respectively)

OTHER INFORMATION
Shares

 Sold                    10,083,606        17,138,645

 Issued in               28,796,632        14,427,029
reinvestment of
distributions

 Redeemed                (11,428,361)      (27,544,207)

 Net increase            27,451,877        4,021,467
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                      SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                      JUNE 30, 1997

SELECTED PER-SHARE    (UNAUDITED)        1996                       1995   1994   1993 E   1992
DATA



Net asset value,           $ 16.93       $ 15.79       $ 13.79       $ 15.42       $ 13.32       $ 12.55
beginning of period

Income from
Investment
Operations

 Net investment             .29 D         .63           .30           .45           .33           .32
income

 Net realized and           1.45          1.55          1.99          (1.33)        2.39          1.09
unrealized gain
(loss)

 Total from                 1.74          2.18          2.29          (.88)         2.72          1.41
investment
operations



Less Distributions

 From net                   (.59)         (.57)         (.29)         (.29)         (.33)         (.31)
investment income

 In excess of net           -             -             -             -             (.04)         -
investment income

 From net realized          (1.48)        (.47)         -             (.46)         (.25)         (.33)
gain

 Total distributions        (2.07)        (1.04)        (.29)         (.75)         (.62)         (.64)

Net asset value, end       $ 16.60       $ 16.93       $ 15.79       $ 13.79       $ 15.42       $ 13.32
of period

TOTAL RETURN B, C           11.20%        14.60%        16.96%        (6.09)%       21.23%        11.71%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of         $ 4,025,844   $ 3,641,194   $ 3,332,844   $ 3,290,527   $ 2,422,692   $ 731,724
period (000
omitted)

Ratio of expenses to        .67% A        .74%          .81%          .81%          .88%          .91%
average net assets

Ratio of expenses to        .66% A,       .73% F        .79% F        .80% F        .88%          .91%
average net assets          F
after expense
reductions

Ratio of net                3.69% A       3.60%         3.54%         4.07%         3.64%         4.89%
investment income
to average net
assets

Portfolio turnover rate     86% A         168%          256%          85%           113%          92%

Average commission         $ .0464       $ .0163
rate G





A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE
CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. C THE
TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS). D NET INVESTMENT INCOME PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED
STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE,
AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND
RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT
CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1   LIFE OF
JUNE 30, 1997                          YEAR     FUND

BALANCED                               24.77%   15.39%

S&P 500(registered trademark)          34.70%   33.11%

Lehman Brothers Aggregate Bond Index   8.15%    9.91%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
$10,000 OVER LIFE OF FUND
  1995/01/03      10000.00                    10000.00
10000.00
  1995/01/31       9990.00                    10258.23
10197.90
  1995/02/28      10190.00                    10658.00
10440.37
  1995/03/31      10260.00                    10972.51
10504.42
  1995/04/30      10390.00                    11295.66
10651.15
  1995/05/31      10610.00                    11747.14
11063.32
  1995/06/30      10740.00                    12020.03
11144.43
  1995/07/31      10880.00                    12418.61
11119.54
  1995/08/31      10920.00                    12449.78
11253.74
  1995/09/30      11020.00                    12975.16
11363.22
  1995/10/31      10890.00                    12928.84
11511.00
  1995/11/30      11210.00                    13496.42
11683.49
  1995/12/31      11391.59                    13756.36
11847.46
  1996/01/31      11473.17                    14224.63
11926.13
  1996/02/29      11319.47                    14356.49
11718.83
  1996/03/31      11227.28                    14494.74
11637.37
  1996/04/30      11258.01                    14708.39
11571.92
  1996/05/31      11380.93                    15087.72
11548.42
  1996/06/30      11452.64                    15145.21
11703.51
  1996/07/31      11227.28                    14476.09
11735.54
  1996/08/31      11298.98                    14781.39
11715.87
  1996/09/30      11780.44                    15613.29
11920.04
  1996/10/31      12098.00                    16043.91
12184.08
  1996/11/30      12733.12                    17256.66
12392.78
  1996/12/31      12528.25                    16914.81
12277.55
  1997/01/31      12927.76                    17971.65
12315.15
  1997/02/28      13144.66                    18112.54
12345.78
  1997/03/31      12777.20                    17368.30
12208.97
  1997/04/30      13260.15                    18405.19
12391.74
  1997/05/31      13785.10                    19525.70
12508.88
  1997/06/30      14289.05                    20400.45
12657.35
Let's say hypothetically that $10,000 was invested in Balanced Portfolio on January 3, 1995, when the fund started. As the chart shows, by June 30, 1997, the value of the investment would have grown to $14,289 - a 42.89% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $20,400 - a 104.00% increase. If $10,000 was put in the bond index, it would have grown to $12,657 - a 26.57% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                % OF FUND'S
                                INVESTMENTS

General Electric Co.            2.5

Bristol-Myers Squibb Co.        2.1

Philip Morris Companies, Inc.   2.1

Citicorp                        2.1

Procter & Gamble Co.            2.0

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                      % OF FUND'S
                      INVESTMENTS

Finance               17.2

Health                10.5

Nondurables           9.8

Aerospace & Defense   6.9

Energy                6.6

ASSET ALLOCATION AS OF JUNE 30, 1997*
Row: 1, Col: 1, Value: 7.5
Row: 1, Col: 2, Value: 26.8
Row: 1, Col: 3, Value: 65.7
Row: 1, Col: 1, Value: 45.0
Row: 1, Col: 2, Value: 39.0
Row: 1, Col: 3, Value: 28.0
Row: 2, Col: 1, Value: 31.0
Row: 2, Col: 2, Value: 40.0
Row: 2, Col: 3, Value: 67.0
Row: 3, Col: 1, Value: 90.0
Row: 3, Col: 2, Value: 60.0
Row: 3, Col: 3, Value: 46.0
Stocks  65.7%
Bonds  26.8%
Short-term investments 7.5%
FOREIGN INVESTMENTS  8.4%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Bettina Doulton,
Portfolio Manager of
Balanced Portfolio
Q. HOW DID THE FUND PERFORM, BETTINA?
G.V. Given the structure of the fund - a blend of equities and fixed-income investments - the fund's performance tends to fall between its two benchmark indices, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. That's exactly what happened over the six months that ended June 30, 1997. The fund performed better than the Lehman Brothers index, which returned 3.09% over that period, but underperformed the S&P 500, which returned a very strong 20.61%. For the 12 months that ended June 30, 1997, the Lehman Brothers index returned 8.15% and the S&P 500 returned 34.70%. Again, the fund's performance fell between that of the two indices.
Q. WHAT KEY STRATEGIES DID YOU PURSUE OVER THE PAST SIX MONTHS?
G.V. Because the asset allocation of the fund generally will approximate 60% equities and 40% fixed-income, the strategy is to add value through security selection within each asset class. In the stock sub-portfolio, a notable decision was my concentration on selected finance, nondurables and pharmaceutical stocks - stocks that turned out to be among the better performers during the period. Within these industries, diversified financial-services company American Express and pharmaceuticals firm Bristol-Myers Squibb were particularly strong contributors.
Q. WHAT TYPES OF EQUITY INVESTMENTS WERE MOST ATTRACTIVE TO YOU OVER THE
PERIOD?
G.V. Overall, stock selection remained company-specific, focused on firms with competitive advantages or catalysts for positive change - including dominant market positions, cost-structure reductions or new products - and shareholder-friendly managements. The combination of some or all of these attributes typically translates into solid earnings and generous free cash flow. Of course, my decision to invest in a particular stock also is contingent on an attractive valuation. Over the past six months, a significant proportion of companies meeting these criteria have been large-capitalization diversified financials and "consumer growth companies," mainly pharmaceuticals and nondurables firms. One stock that I found to be particularly attractive over the period was BankAmerica. This bank is in the process of aggressively reducing its cost structure, achieving improving returns on capital and using excess capital to repurchase its shares. In addition, the firm has been the beneficiary of an improving California economy.
Q. HOW DID SOME OF THE OTHER LARGER STOCK HOLDINGS PERFORM?
G.V. The fund's top five stocks performed well, including Citicorp. Its solid business prospects shone through in the face of a rather volatile environment for financials brought on by concerns over rising interest rates. General Electric and Philip Morris also were positive contributors. The upward revaluation of GE continued as investors were attracted to its global business franchise, consistent growth prospects and stable free cash flow. Philip Morris' underlying business prospects remained good, and the market viewed progress on negotiations for a tobacco settlement positively. On the negative side, the fund's aerospace and defense investments were disappointing as they weakened early in 1997 after outperforming for most of 1996.
Q. HOW WAS THE BOND PORTION OF THE FUND STRUCTURED?
G.V. The manager of the fund's fixed-income subportfolio, Kevin Grant, maintained an interest rate posture in line with the overall bond market as measured by the Lehman Brothers Aggregate Bond Index. Kevin was attracted to corporate bonds issued by companies he felt wouldn't be affected by shifts in the economy, including bonds issued by banks. Historically, bank earnings were quite sensitive to interest rates. However, over the past several years, banks have increased the fee-based portions of their business, making them less sensitive to interest rates and loans. In the corporate area, the fund's bonds were focused on maturities in the two- to six-year range. These bonds offered a yield advantage over Treasuries, but were short enough in maturity that they shouldn't markedly underperform Treasuries if the market became nervous about credit risk.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
G.V. In terms of the overall U.S. economy, I believe it's likely there will be more of the same - moderate growth and low inflation - although the duration of the current economic expansion already has exceeded all but two post-war expansions. Against this backdrop, corporate America is generally performing well. Earnings growth prospects remain favorable, driven by globalization, market share gains, continuing productivity improvements and capital redeployment. In addition, I believe merger and acquisition activity is likely to remain robust as companies seek to bolster their market position and exploit revenue and cost synergies. Given this scenario, I think it's quite probable that the same stocks that have been market leaders recently - larger-capitalization financials, pharmaceuticals and consumer nondurables - will continue to perform well.



FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: September 6, 1989
SIZE: as of June 30, 1997, more than $4 billion
MANAGER: Richard Habermann, since March
1996; joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 64.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 6.7%
AEROSPACE & DEFENSE - 5.7%
AlliedSignal, Inc.   24,000 $ 2,016,000
Boeing Co.   50,628  2,686,448
Lockheed Martin Corp.   15,800  1,636,288
Rockwell International Corp.   2,600  153,400
Sundstrand Corp.   17,000  948,813
Textron, Inc.   3,400  225,675
United Technologies Corp.   22,000  1,826,000
  9,492,624
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.   23,900  1,218,900
SHIP BUILDING & REPAIR - 0.3%
General Dynamics Corp.   7,300  547,500
Newport News Shipbuilding, Inc.   780  15,161
  562,661
TOTAL AEROSPACE & DEFENSE   11,274,185
BASIC INDUSTRIES - 4.2%
CHEMICALS & PLASTICS - 3.0%
Air Products & Chemicals, Inc.   10,600  861,250
du Pont (E.I.) de Nemours & Co.   10,000  628,750
Goodrich (B.F.) Co.   20,200  874,913
Monsanto Co.   35,000  1,507,188
Nalco Chemical Co.   3,000  115,875
Olin Corp.   3,400  132,813
Praxair, Inc.   15,900  890,400
  5,011,189
PAPER & FOREST PRODUCTS - 1.2%
Fort Howard Corp. (a)   16,100  815,063
Kimberly-Clark Corp.   25,400  1,263,650
  2,078,713
TOTAL BASIC INDUSTRIES   7,089,902
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.2%
Masco Corp.   6,800  283,900
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Johnson Controls, Inc.   100  4,106
Scania AB Class B  100  3,057
  7,163
CONSUMER DURABLES - 1.7%
Corning, Inc.   4,700  261,438
Minnesota Mining & Manufacturing Co.   24,500  2,499,000
  2,760,438
TOTAL DURABLES   2,767,601
ENERGY - 6.1%
ENERGY SERVICES - 0.2%
Halliburton Co.   5,000  396,250
OIL & GAS - 5.9%
Amoco Corp.   8,000  695,500
British Petroleum PLC:
 ADR  14,986  1,122,077
 Ord.   89,067  1,106,834
Exxon Corp.   13,000  799,500
Mobil Corp.   10,600  740,675

 SHARES VALUE (NOTE 1)
Royal Dutch Petroleum Co.   56,000 $ 3,045,000
Royal Dutch Petroleum Co. Ord.   2,000  103,966
Texaco, Inc.   15,700  1,707,375
Total SA:
 Class B  1,300  131,322
 sponsored ADR  2,200  111,375
USX-Marathon Group   8,200  236,775
Unocal Corp.   1,800  69,863
  9,870,262
TOTAL ENERGY   10,266,512
FINANCE - 12.1%
BANKS - 6.1%
BankAmerica Corp.   47,400  3,060,263
Citicorp  28,500  3,436,031
NationsBank Corp.   35,200  2,270,400
Wells Fargo & Co.   5,500  1,482,250
  10,248,944
CREDIT & OTHER FINANCE - 1.7%
American Express Co.   29,700  2,212,650
Associates First Capital Corp.   1,000  55,500
Beneficial Corp.   3,900  277,144
Household International, Inc.   2,300  270,106
  2,815,400
FEDERAL SPONSORED CREDIT - 1.7%
Federal Home Loan Mortgage
 Corporation  48,200  1,656,875
Federal National Mortgage Association  27,800  1,212,775
  2,869,650
INSURANCE - 2.3%
Allstate Corp.   23,000  1,679,000
Hartford Financial Services Group, Inc.   4,900  405,475
St. Paul Companies, Inc. (The)  3,300  251,625
Travelers Group, Inc. (The)  24,000  1,513,500
  3,849,600
SAVINGS & LOANS - 0.3%
Great Western Financial Corp.   8,200  440,750
TOTAL FINANCE   20,224,344
HEALTH - 10.3%
DRUGS & PHARMACEUTICALS - 7.7%
American Home Products Corp.   42,500  3,251,250
Bristol-Myers Squibb Co.   44,200  3,580,200
Merck & Co., Inc.   13,800  1,428,300
Pfizer, Inc.   10,800  645,300
Schering-Plough Corp.   47,200  2,259,700
SmithKline Beecham PLC ADR  19,400  1,777,525
  12,942,275
MEDICAL EQUIPMENT & SUPPLIES - 2.6%
Allegiance Corp.   30,000  817,500
Baxter International, Inc.   35,200  1,839,200
Johnson & Johnson  27,400  1,763,875
  4,420,575
TOTAL HEALTH   17,362,850
HOLDING COMPANIES - 0.1%
CINergy Corp.   2,900  100,932
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 5.9%
ELECTRICAL EQUIPMENT - 3.8%
Emerson Electric Co.   17,600 $ 969,100
General Electric Co.   64,600  4,223,225
Grainger (W.W.), Inc.   7,400  578,588
Honeywell, Inc.   7,900  599,413
  6,370,326
INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%
Cooper Industries, Inc.   18,098  900,376
Harnischfeger Industries, Inc.   6,200  257,300
Tyco International Ltd.   17,200  1,196,475
  2,354,151
POLLUTION CONTROL - 0.7%
Browning-Ferris Industries, Inc.   24,800  824,600
Waste Management, Inc.   10,800  346,950
  1,171,550
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   9,896,027
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(c)  8  -
Time Warner, Inc.   1,200  57,900
  57,900
ENTERTAINMENT - 0.1%
Cedar Fair LP (depositary unit)  5,000  218,750
PUBLISHING - 0.2%
McGraw-Hill, Inc.   5,500  323,469
TOTAL MEDIA & LEISURE   600,119
NONDURABLES - 9.6%
BEVERAGES - 1.6%
Anheuser-Busch Companies, Inc.   5,300  222,269
PepsiCo, Inc.   65,000  2,441,563
  2,663,832
FOODS - 1.0%
Campbell Soup Co.   1,600  80,000
Flowers Industries, Inc.   5,850  98,353
Heinz (H.J.) Co.   16,200  747,225
Hershey Foods Corp.   500  27,656
Nabisco Holdings Corp. Class A  18,100  721,738
  1,674,972
HOUSEHOLD PRODUCTS - 4.8%
Avon Products, Inc.   8,900  628,006
Clorox Co.   3,600  475,200
Procter & Gamble Co.   23,800  3,361,750
Rubbermaid, Inc.   8,800  261,800
Unilever PLC Ord.   13,400  384,015
Unilever NV:
 ADR  11,400  2,440,313
 Ord.   2,000  420,753
  7,971,837
TOBACCO - 2.2%
Philip Morris Companies, Inc.   80,100  3,554,438
RJR Nabisco Holdings Corp.   5,300  174,900
  3,729,338
TOTAL NONDURABLES   16,039,979

 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 3.1%
APPAREL STORES - 0.1%
Footstar, Inc. (a)   3,022 $ 78,950
DRUG STORES - 1.0%
CVS Corp.   10,500  538,125
Rite Aid Corp.   22,920  1,143,135
  1,681,260
GENERAL MERCHANDISE STORES - 1.6%
Dayton Hudson Corp.   2,000  106,375
Sears, Roebuck & Co.   18,600  999,750
Wal-Mart Stores, Inc.   47,200  1,595,950
  2,702,075
GROCERY STORES - 0.4%
American Stores Co.   14,500  715,938
TOTAL RETAIL & WHOLESALE   5,178,223
SERVICES - 0.7%
LEASING & RENTAL - 0.0%
Hanover Compressor Co.   100  1,950
Ryder Systems, Inc.   400  13,200
  15,150
PRINTING - 0.4%
Deluxe Corp.   11,600  395,850
Donnelley (R.R.) & Sons Co.   5,500  201,438
  597,288
SERVICES - 0.3%
ADT Ltd. (a)   5,000  165,000
National Service Industries, Inc.   8,800  428,450
  593,450
TOTAL SERVICES   1,205,888
TECHNOLOGY - 2.4%
COMPUTERS & OFFICE EQUIPMENT - 2.0%
Exide Electronics Group, Inc.
 warrants 3/15/06 (a)(c)  10  250
Pitney Bowes, Inc.   26,400  1,834,800
Xerox Corp.   18,000  1,419,750
  3,254,800
ELECTRONICS - 0.4%
Thomas & Betts Corp.   14,050  738,503
TOTAL TECHNOLOGY   3,993,303
UTILITIES - 1.2%
CELLULAR - 0.0%
Microcell Telecommunications, Inc.
 6/1/06 (a):
  conditional warrants   560  350    warrants   560  7,000
  7,350
ELECTRIC UTILITY - 0.1%
Allegheny Power System, Inc.   1,400  37,363
Edison International  5,000  124,375
GPU, Inc.   1,000  35,875
  197,613
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
GAS - 0.5%
Consolidated Natural Gas Co.   300 $ 16,144
El Paso Natural Gas Co.   362  19,910
Williams Companies, Inc.   19,000  831,250
  867,304
TELEPHONE SERVICES - 0.6%
ALLTEL Corp.   2,200  73,563
Ameritech Corp.   5,800  394,038
BCE, Inc.   6,000  166,878
Hyperion Telecommunications, Inc.
 warrants 4/15/01 (a)(c)  60  1,800
MCI Communications Corp.   7,000  267,969
NextLink Communications, Inc.
 warrants 2/1/09 (a)  3,229  32
RSL Communications Ltd./RSL
 Communications PLC
 warrants 11/15/06 (a)  40  1,200
  905,480
TOTAL UTILITIES   1,977,747
TOTAL COMMON STOCKS
 (Cost $87,743,324)   108,261,512
PREFERRED STOCKS - 1.1%
CONVERTIBLE PREFERRED STOCKS - 0.5%
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  4,000  98,000
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 (c)  1,700  95,838
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd.
 Series C, $3.00 (c)  4,000  199,000
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Host Marriott Financial Trust $3.375 (c)  3,000  173,625
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.2%
TJX Companies, Inc., Series E, $7.00   1,000  285,000
TOTAL CONVERTIBLE PREFERRED STOCKS   851,463
NONCONVERTIBLE PREFERRED STOCKS - 0.6%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.0%
American Annuity Group Capital
 Trust II 8 3/4%  50  49,750
SAVINGS & LOANS - 0.1%
California Federal Preferred Capital
 Corp. 9 1/8%  2,800  71,400
TOTAL FINANCE   121,150

 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 0.4%
BROADCASTING - 0.3%
American Radio Systems Corp.
 11 3/8% pay-in-kind  855 $ 91,058
Citadel Broadcasting Co.
 13 1/4% pay-in-kind (c)  600  60,000
Cablevision System Corp. pay-in-kind:
 11 1/8% depositary shares  1,244  125,022
 Series H, $11.75  267  27,635
Capstar Broadcasting Partners,
 Inc. 12% (c)  100  10,125
Sinclair Capital 11 5/8% (c)  800  84,400
Time Warner, Inc., Series M,
 10 1/4% pay-in-kind  145  160,225
  558,465
PUBLISHING - 0.1%
K-III Communications Corp.,
 Series D, $10  600  60,450
TOTAL MEDIA & LEISURE   618,915
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
NextLink Communications, Inc.
 14% pay-in-kind  3,334  172,535
TOTAL NONCONVERTIBLE PREFERRED STOCKS   912,600
TOTAL PREFERRED STOCKS
 (Cost $1,598,971)   1,764,063
CORPORATE BONDS - 12.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
CONVERTIBLE BONDS - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc.
 2%, 1/24/05 Baa1 $ 80,000  73,800
MEDIA & LEISURE - 0.0%
LEISURE DURABLES & TOYS - 0.0%
Hasbro Corp. 6%, 11/15/98 A3  24,000  35,040
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
 5%, 10/1/03 Baa3  150,000  178,875
TOTAL CONVERTIBLE BONDS   287,715
NONCONVERTIBLE BONDS - 12.1%
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.2%
Alliant Techsystems, Inc.
 11 3/4%, 3/1/03 B2  13,000  14,333
Fairchild Corp. 12%, 10/15/01 Caa  10,000  10,100
Lockheed Martin Corp.
 7.20%, 5/1/36 A3  300,000  307,746
  332,179
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
AEROSPACE & DEFENSE - CONTINUED
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 8 1/2%, 3/1/07 B1 $ 20,000 $ 20,200
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.
 9 1/4%, 12/1/06 B1  10,000  10,425
TOTAL AEROSPACE & DEFENSE   362,804
BASIC INDUSTRIES - 0.7%
CHEMICALS & PLASTICS - 0.1%
Atlantis Group, Inc.
 11%, 2/15/03 B2  10,000  10,325
Foamex LP/Foamex Capital Corp.
 9 7/8%, 6/15/07 (c) B3  10,000  10,125
Freedom Chemical Co. 10 5/8%,
 10/15/06 B3  60,000  61,200
Pioneer Americas Acquisition
 Corp. 9 1/4%, 6/15/07 (c) B1  10,000  9,850
Sterling Chemicals Holdings, Inc.:
 11 3/4%, 8/15/06 B3  70,000  75,425
 11 1/4%, 4/1/07 B3  40,000  42,400
  209,325
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
 12 1/4%, 10/1/05 B2  20,000  21,900
Republic Engineered Steels, Inc.
 9 7/8%, 12/15/01 Caa  50,000  46,625
WCI Steel, Inc. 10%, 12/1/04 B2  40,000  41,600
  110,125
METALS & MINING - 0.0%
Commonwealth Aluminum Corp.
 10 3/4%, 10/1/06 B2  40,000  42,000
PAPER & FOREST PRODUCTS - 0.5%
Asia Pulp & Paper Finance II
 Mauritius Ltd. 12%,
 3/15/04 (c) B3  85,000  87,125
American Pad & Paper Co., Inc.
 13%, 11/15/05 B3  40,000  46,800
Crown Paper Co. 11%, 9/1/05 B3  30,000  30,075
Doman Industries Ltd. yankee
 8 3/4%, 3/15/04 B1  50,000  48,250
Florida Coast Paper Co. LLC/
 Florida Coast Paper
 Finance Corp., Series B,
 12 3/4%, 6/1/03 Caa  20,000  20,650
Gaylord Container Corp.
 11 1/2%, 5/15/01 B3  10,000  10,513
Indah Kiat International Finance
 Co. BV 12 1/2%, 6/15/06 Ba2  20,000  22,700
Mail-Well Corp. 10 1/2%,
 2/15/04 B  10,000  10,400
Malette, Inc. yankee 12 1/4%,
 7/15/04 Ba3  10,000  11,200
Repap Wisconsin, Inc.:
 9 1/4%, 2/1/02 B2  40,000  40,200
 9 7/8%, 5/1/06 Caa  50,000  50,375

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Repap New Brunswick, Inc.
 yankee 10 5/8%, 4/15/05 Caa $ 20,000 $ 18,850
Riverwood International
 10 7/8%, 4/1/08 Caa  50,000  45,375
SD Warren Co., Series B,
 12%, 12/15/04 B1  15,000  16,800
Stone Container Corp.:
 12 5/8%, 7/15/98 B2  100,000  105,125
 11 7/8%, 12/1/98 B2  30,000  31,575
 10 3/4%, 10/1/02 B1  80,000  84,400
 11 7/8%, 8/1/16 B2  40,000  43,200
Tembec Finance Corp. yankee
 9 7/8%, 9/30/05 B1  10,000  10,300
  733,913
TOTAL BASIC INDUSTRIES   1,095,363
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Jordan Industries, Inc.
 10 3/8%, 8/1/03 B3  20,000  20,700
HOME FURNISHINGS - 0.1%
Guitar Center Management Co.,
 Inc. 11%, 7/1/06 B2  6,000  6,570
Interlake Corp. 12 1/8%,
 3/1/02 B3  40,000  41,900
Knoll, Inc. 10 7/8%, 3/15/06 B1  38,000  42,038
  90,508
TEXTILES & APPAREL - 0.4%
Dan River, Inc. 10 1/8%,
 12/15/03 B3  10,000  10,600
Levi Strauss & Co. 6.80%,
 11/1/03 (c) Baa2  570,000  565,138
Polymer Group, Inc.
 9%, 7/1/07 (c) -  40,000  39,356
Synthetic Industries, Inc.
 9 1/4%, 2/15/07 (c) B2  40,000  40,500
  655,594
TOTAL DURABLES   766,802
ENERGY - 0.5%
ENERGY SERVICES - 0.1%
DI Industries, Inc. 8 7/8%,
 7/1/07 B1  25,000  24,625
McDermott International, Inc.
 9 3/8%, 3/15/02 Ba3  60,000  62,909
Petroliam Nasional BHD yankee
 6 7/8%, 7/1/03 (c) A1  130,000  129,550
  217,084
OIL & GAS - 0.4%
Belden & Blake Corp. 9 7/8%,
 6/15/07 (c) B3  40,000  39,600
Cross Timbers Oil Co.
 9 1/4%, 4/1/07 B2  60,000  61,950
Flores & Rucks, Inc. 9 3/4%,
 10/1/06 B3  40,000  41,800
Ocean Energy, Inc. 8 7/8%,
 7/15/07 (c) B3  60,000  60,000
Pennzoil Co. 9 5/8%, 11/15/99 Baa3  60,000  63,925
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Ras Laffan Liquid Natural
 Gas Co. Ltd. yankee
 8.29%, 3/15/14 (c) A3 $ 300,000 $ 312,468
United Refining Co. 10 3/4%,
 6/15/07 (c) B2  30,000  29,700
  609,443
TOTAL ENERGY   826,527
FINANCE - 5.0%
ASSET-BACKED SECURITIES - 1.3%
Airplanes Pass Through Trust
 10 7/8%, 3/15/19 Ba2  100,000  115,500
Capital Equipment Receivables
 Trust 6.11%, 7/15/99 Aaa  1,410,000  1,411,763
Green Tree Financial Corp.
 6.10%, 4/15/27 Aaa  71,888  71,753
Sears Credit Account Master
 Trust II 6 1/2%, 10/15/03 Aaa  630,000  632,558
  2,231,574
BANKS - 1.5%
ABN Amro Bank NV 6 5/8%,
 10/31/01 Aa3  500,000  497,935
Banc One Corp. 6.70%,
 3/24/00 Aa3  350,000  351,631
Banco Latinoamer Exportaciones
 Euro 6.90%, 12/6/99 (c) Baa2  100,000  100,813
Capital One Bank 6.74%,
 5/31/99 Baa3  260,000  260,330
Export-Import Bank of Korea
 6 3/8%, 2/15/06 A1  600,000  562,272
First USA Bank 6 1/2%,
 12/23/99 Baa3  250,000  248,785
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  250,000  257,463
Signet Bank 7.80%, 9/15/06 Baa1  250,000  258,120
Summit Bancorp. 8 5/8%,
 12/10/02 BBB  100,000  107,241
  2,644,590
CREDIT & OTHER FINANCE - 2.0%
APP International Finance Co. BV
 yankee 11 3/4%, 10/1/05 Ba3  10,000  11,050
Ahmanson Capital Trust I
 8.36%, 12/1/26 (c) Baa3  250,000  252,088
Associates Corp. of North
 America 6 1/2%, 9/9/98 Aa3  250,000  250,993
CIT Group Holdings, Inc.
 6 1/4%, 9/30/99 Aa3  860,000  857,859
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  180,000  179,460
First Security Capital I
 8.41%, 12/15/26 A3  110,000  112,141
GST Equipment Funding, Inc.
 13 1/4%, 5/1/07 (c) -  60,000  64,200
General Electric Capital Corp.
 6.94%, 4/13/09 (e) Aaa  480,000  484,517

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Imperial Credit Capital Trust I
 10 1/4%, 6/14/02 (c) B2 $ 20,000 $ 20,050
Imperial Credit Industries, Inc.
 9 7/8%, 1/15/07 B2  50,000  49,500
MCN Investment Corp.
 6.03%, 2/1/01 Baa2  180,000  175,819
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  200,000  203,340
PNC Institutional Capital Trust
 8.315%, 5/15/27 (c) A2  600,000  606,714
Polytama International Finance
 BV 11 1/4%, 6/15/07 B2  20,000  20,650
PTC International Finance BV
 0%, 7/1/07 (c) B3  10,000  6,063
  3,294,444
INSURANCE - 0.1%
Integon Capital I 10 3/4%,
 2/15/07 (c) Ba3  100,000  121,500
SAVINGS & LOANS - 0.1%
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  40,000  43,400
First Nationwide Parent
 Holdings Ltd. 12 1/2%,
 4/15/03 B3  80,000  89,200
  132,600
TOTAL FINANCE   8,424,708
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
 10 3/4%, 7/1/00 B3  40,000  40,700
MEDICAL FACILITIES MANAGEMENT - 0.2%
Columbia/HCA Healthcare Corp.
 6 1/2%, 3/15/99 A2  240,000  240,833
Integrated Health Services, Inc.
 9 1/2%, 9/15/07 (c) B1  10,000  10,225
Tenet Healthcare Corp.:
 8%, 1/15/05 Ba1  20,000  20,000
 8 5/8%, 1/15/07 Ba3  10,000  10,150
  281,208
TOTAL HEALTH   321,908
HOLDING COMPANIES - 0.2%
Gray Communications System,
 Inc. 10 5/8%, 10/1/06 B3  20,000  21,075
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1  340,000  345,080
TOTAL HOLDING COMPANIES   366,155
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.0%
Amphenol Corp. 9 7/8%,
 5/15/07 B2  10,000  10,300
Motors & Gears, Inc. 10 3/4%,
 11/15/06 B3  60,000  61,800
  72,100
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Continental Global Group, Inc.
 11%, 4/1/07 (c) B2 $ 20,000 $ 21,000
Goss Graphic System, Inc.
 12%, 10/15/06 B2  50,000  55,000
International Knife & Saw, Inc.
 11 3/8%, 11/15/06 B3  10,000  10,675
Tenneco, Inc. 8.075%, 10/1/02 Baa1  300,000  314,838
  401,513
POLLUTION CONTROL - 0.3%
WMX Technologies, Inc.
 7.10%, 8/1/26 A3  400,000  407,588
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   881,201
MEDIA & LEISURE - 1.2%
BROADCASTING - 0.6%
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B3  10,000  9,500
 9 7/8%, 3/1/07 (c) -  130,000  125,450
Benedek Communications Corp.
 0%, 5/15/06 (b) -  50,000  30,125
Capstar Radio Broadcasting
 Partners, Inc. (c):
  9 1/4%, 7/1/07  -  60,000  58,050
  0%, 2/1/09 (b) CCC  70,000  44,975
Chancellor Radio Broadcasting
 Co. 8 3/4%, 6/15/07 (c) B3  60,000  59,250
Citadel Broadcasting Co.
 10 1/4%, 7/1/07 (c) B3  40,000  40,000
CS Wireless Systems, Inc.
 0%, 3/1/06 (b) Caa  30,000  7,200
Diamond Cable Communications
 PLC yankee 0%, 9/30/04 (b) B3  10,000  8,075
Echostar DBS Corp. 12 1/2%,
 7/1/02 (c) Caa  50,000  49,563
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (b) Caa  40,000  28,400
Echostar Communications Corp.
 secured discount
 0%, 6/1/04 (b) B2  190,000  159,600
Jacor Communications Co.
 8 3/4%, 6/15/07 (c) B2  10,000  9,875
Lenfest Communications, Inc.:
 8 3/8%, 11/1/05 Ba3  10,000  9,850
 10 1/2%, 6/15/06 B2  10,000  10,900
Olympus Communications LP/
 Olympus Capital Corp.
 10 5/8%, 11/15/06 B1  50,000  52,250
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  10,000  10,775
TCI Communication, Inc.
 6.82%, 9/15/10 Ba1  250,000  249,878
Telewest PLC 0%, 10/1/07 (b) B1  60,000  43,350
UIH Australia/PAC, Inc., Series B,
 0%, 5/15/06 (b) B2  90,000  54,450
  1,061,516

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 (c) B2 $ 70,000 $ 71,050
AMF Group, Inc., Series B:
 10 7/8%, 3/15/06 B2  20,000  21,550
 0%, 3/15/06 (b) B2  10,000  7,125
Cinemark USA, Inc.
 9 5/8%, 8/1/08 B2  30,000  30,450
Viacom, Inc. 8%, 7/7/06 B1  100,000  97,000
  227,175
LEISURE DURABLES & TOYS - 0.1%
Coleman Escrow Corp. (c):
 secured 1st priority
  0%, 5/15/01  B3  140,000  88,200
 secured 2nd priority
  0%, 5/15/01  Caa  20,000  11,550
Icon Health and Fitness, Inc.
 13%, 7/15/02 B3  50,000  56,125
Icon Fitness Corp. 0%,
 11/15/06 (b) CCC+  10,000  5,450
  161,325
LODGING & GAMING - 0.3%
American Skiing Co.
 12%, 7/15/06 B3  30,000  31,500
Casino Magic Financial Corp.
 11 1/2%, 10/15/01 B1  20,000  17,500
Circus Circus Enterprises, Inc.
 7%, 11/15/36 Baa2  150,000  145,688
HMC Acquisition Properties,
 Inc. 9%, 12/15/07 Ba3  60,000  60,600
Hollywood Casino Corp.
 12 3/4%, 11/1/03 B2  60,000  63,600
Horseshoe Gaming LLC
 12 3/4%, 9/30/00 B1  40,000  44,700
Prime Hospitality Corp.
 9 3/4%, 4/1/07 -  20,000  21,050
Sun International Hotels Ltd./Sun
 International North America,
 Inc. yankee 9%, 3/15/07 Ba3  70,000  71,050
  455,688
PUBLISHING - 0.1%
Big Flower Press Holdings, Inc.
 8 7/8%, 7/1/07 (c) -  90,000  88,425
RESTAURANTS - 0.0%
AFC Enterprises, Inc. 10 1/4%,
 5/15/07 (c) B3  40,000  39,800
TOTAL MEDIA & LEISURE   2,033,929
NONDURABLES - 0.2%
FOODS - 0.0%
International Home Foods,
 Inc. 10 3/8%, 11/1/06 B2  10,000  10,300
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetic, Inc.
 11 3/4%, 2/15/04 B3  50,000  51,750
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  65,000  69,225
  120,975
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - CONTINUED
TOBACCO - 0.2%
North Atlantic Trading, Inc.
 11%, 6/15/04 (c) B3 $ 10,000 $ 10,150
Philip Morris Companies, Inc.
 6.95%, 6/1/06 A2  250,000  250,833
  260,983
TOTAL NONDURABLES   392,258
RETAIL & WHOLESALE - 0.9%
APPAREL STORES - 0.1%
Mothers Work, Inc. 12 5/8%,
 8/1/05 B3  10,000  10,325
Specialty Retailers, Inc.
 8 1/2%, 7/15/05 (c) Ba3  30,000  29,925
  40,250
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1  300,000  299,487
 6.40%, 2/15/03 Baa1  400,000  389,652
Penney (J.C.) Co., Inc.
 6.95%, 4/1/00 A2  160,000  161,347
  850,486
GROCERY STORES - 0.3%
American Stores Co.
 7 1/2%, 5/1/37 Baa2  250,000  254,743
Food 4 Less Holdings, Inc.
 13 5/8%, 6/15/07 -  10,681  12,486
Grand Union Co.
 12%, 9/1/04 Caa  50,000  37,000
Pantry, Inc. 12%, 11/15/00 B2  10,000  10,250
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02 Caa  40,000  40,500
 9 5/8%, 5/1/03 B3  10,000  9,650
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  40,000  34,400
 8 5/8%, 12/15/03 B3  30,000  24,225
 10 3/8%, 10/1/04 B3  20,000  17,000
 11 1/2%, 4/15/06 B3  20,000  17,700
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03 B3  60,000  57,450
 9 1/2%, 8/1/03 (c) B3  10,000  9,650
Randalls Food Markets, Inc.
 9 3/8%, 7/1/07 (c) B2  10,000  9,963
  535,017
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Corporate Express, Inc., Series B,
 9 1/8%, 3/15/04 B2  10,000  10,000
TOTAL RETAIL & WHOLESALE   1,435,753
SERVICES - 0.2%
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  40,000  41,100

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
SERVICES - 0.2%
Orion Network System, Inc. unit:
 11 1/4%, 1/15/07 B2 $ 50,000 $ 51,125
 0%, 1/15/07 (b) B2  290,000  165,300
Outsourcing Solutions, Inc.
 11%, 11/1/06 B3  10,000  10,850
  227,275
TOTAL SERVICES   268,375
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc.
 0%, 5/15/06 (b) B2  80,000  55,000
COMPUTER SERVICES & SOFTWARE - 0.0%
Verio, Inc. unit 13 1/2%,
 6/15/04 (c)  -  50,000  50,250
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc. 6.70%, 8/6/99 Baa1  250,000  250,948
Dictaphone Corp. 11 3/4%,
 8/1/05 B3  10,000  9,200
Exide Electronics Group, Inc.
 11 1/2%, 5/15/06 B3  10,000  10,725
Unisys Corp. 12%, 4/15/03 B1  10,000  10,825
  281,698
ELECTRONIC INSTRUMENTS - 0.0%
Wavetek Corp. 10 1/8%,
 6/15/07 (c) B3  10,000  10,200
ELECTRONICS - 0.0%
Fairchild Semiconductor Corp.
 10 1/8%, 3/15/07 (c) B2  30,000  31,650
Viasystems, Inc. 9 3/4%,
 6/1/07 (c) B3  10,000  10,175
  41,825
TOTAL TECHNOLOGY   438,973
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.0%
Atlas Air, Inc. pass through trust
 12 1/4%, 12/1/02 Ba3  30,000  33,450
RAILROADS - 0.1%
Burlington Northern Santa Fe
 Corp. 7.29%, 6/1/36 Baa2  150,000  153,768
TFM SA de CV (c):
 10 1/4%, 6/15/07  B2  10,000  10,175
 0%, 6/15/09 (b) B2  20,000  11,550
  175,493
TOTAL TRANSPORTATION   208,943
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 1.5%
CELLULAR - 0.7%
Arch Communications Group,
 Inc. 0%, 3/15/08 (b) B3 $ 90,000 $ 47,475
Clearnet Communications, Inc.
 yankee 0%, 12/15/05 (b) B3  50,000  32,875
McCaw International Ltd. unit
 0%, 4/15/07 (b)(c) CCC  200,000  96,000
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (b) B3  140,000  78,400
Millicom International Cellular
 SA 0%, 6/1/06 (b) B3  260,000  185,900
Mobile Telecommunications
 Technologies Corp.
 13 1/2%, 12/15/02 B3  20,000  21,100
Omnipoint Corp.:
 11 5/8%, 8/15/06 B2  10,000  9,450
 Series A, 11 5/8%, 8/15/06 B3  30,000  28,350
Pagemart, Inc. 0%, 11/1/03 (b) -  70,000  60,550
Pagemart Nationwide, Inc.
 0%, 2/1/05 (b) -  40,000  29,800
RSL Communications Ltd./RSL
 Communications PLC
 12 1/4%, 11/15/06 -  40,000  40,700
Telesystem International Wireless,
 Inc. 0%, 6/30/07 (b)(c) B-  30,000  15,975
360 Degrees Communications
 Co. 7 1/8%, 3/1/03 Ba1  400,000  397,796
USA Mobile Communications,
 Inc. II 9 1/2%, 2/1/04 B2  10,000  9,300
  1,053,671
ELECTRIC UTILITY - 0.0%
CMS Energy Corp. 8 1/8%,
 5/15/02 Ba3  10,000  10,075
GAS - 0.2%
Columbia Gas System, Inc.
 6.61%, 11/28/02 Baa1  379,000  374,717
TELEPHONE SERVICES - 0.6%
Brooks Fiber Properties, Inc.:
 0%, 3/1/06 (b) -  10,000  6,750
 11 7/8%, 11/1/06 -  20,000  12,900
GST USA, Inc. 0%, 12/15/05 (b) -  34,000  21,080
Hyperion Telecommunications,
 Inc., Series B, 0%,
 4/15/03 (b) -  60,000  30,150
LCI International, Inc.
 7 1/4%, 6/15/07 Ba1  200,000  198,100
McleodUSA, Inc. 0%,
 3/1/07 (b)(c) B3  40,000  25,500
MFS Communications, Inc.
 0%, 1/15/06 (b) Ba3  250,000  197,188
Shared Technologies Fairchild
 Communications Corp.
 0%, 3/1/06 (b) Caa  87,000  77,648

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Teleport Communications Group,
 Inc. 0%, 7/1/07 (b) B1 $ 20,000 $ 14,425
WorldCom, Inc. 7 3/4%,
 4/1/07 Ba1  400,000  409,072
  992,813
TOTAL UTILITIES   2,431,276
TOTAL NONCONVERTIBLE BONDS   20,254,975
TOTAL CORPORATE BONDS
 (Cost $20,329,264)   20,542,690
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 10.7%
U.S. TREASURY OBLIGATIONS - 9.6%
 5 7/8%, 8/15/98 Aaa  1,000,000  999,690
 6 5/8%, 6/30/01 Aaa  6,540,000  6,601,280
 7%, 7/15/06 Aaa  5,286,000  5,437,973
 12%, 8/15/13 (callable) Aaa  1,100,000  1,548,426
 8 1/8%, 8/15/19 Aaa  825,000  941,144
 7 1/4%, 2/15/23 Aaa  490,000  504,700
TOTAL U.S. TREASURY OBLIGATIONS   16,033,213
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
Federal Home Loan Bank:
 7.56%, 9/1/04 Aaa  310,000  324,725
 7.59%, 3/10/05 Aaa  190,000  199,738
Federal National Mortgage
 Association 6.72%, 8/1/05 Aaa  720,000  716,400
Government Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through Defense
 Security Assistance Agency)
 Class 2-E, 9.40%, 5/15/02 Aaa  127,981  135,802
State of Israel (guaranteed by
 U.S. Government through Agency
 for International Development):
  8%, 11/15/01 Aaa  220,000  231,917
  5.89%, 8/15/05 Aaa  310,000  293,730
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   1,902,312
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $17,972,172)   17,935,525
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 2.4%
Federal Home Loan Mortgage
 Corporation:
 7%, 6/1/99 to 7/1/01 Aaa  466,372  469,127
 7 1/2%, 7/1/27 (g) Aaa  970,000  974,547
Federal National Mortgage
 Association:
 5 1/2%, 2/1/03 to 2/1/26 Aaa  1,170,119  1,115,067
 6%, 4/1/11 Aaa  461,556  446,556
Government National Mortgage
 Association 7%, 10/15/23
 to 8/15/27 (g) Aaa  1,111,502  1,094,199
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $4,111,968)   4,099,496
U.S. GOVERNMENT AGENCY - 0.7%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Federal Home Loan Mortgage
 Corporation planned
 amortization class
 Series 1645 Class ZA,
 5 1/2%, 4/15/05 Aaa $ 622,356 $ 606,797
Federal National Mortgage
 Association planned
 amortization class
 Series 1993-129 Class D,
 6.10%, 6/25/05 Aaa  500,000  496,250
TOTAL U.S. GOVERNMENT AGENCY
 (Cost $1,097,458)   1,103,047
COMMERCIAL MORTGAGE SECURITIES - 0.3%
BKB Commercial Mortgage Trust
 Series 1997-C1 Class A-1,
 6 7/8%, 2/25/43 (c) Aaa  307,292  308,445
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (c) Aaa  250,000  246,590
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $548,447)   555,035
FOREIGN GOVERNMENT OBLIGATIONS (F) - 0.4%
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  470,000  469,962
Quebec Province yankee
 6.86%, 4/15/26 (e) A2  250,000  246,125
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $709,904)   716,087
CASH EQUIVALENTS - 7.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 12,490,057  12,488,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $146,599,508)  $ 167,465,455
LEGEND
1. Non-income producing
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,713,489 or 2.8% of net assets.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified rate and date.
6. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
7. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $89,201,982 and $47,453,749, respectively, of which U.S. government and government agency obligations aggregated $28,333,982 and $ 22,737,773, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $9,631 for the period.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 19.4% AAA, AA, A 18.5%
Baa 2.8% BBB 4.4%
Ba 1.3% BB 0.4%
B 2.4% B 2.5%
Caa 0.3% CCC 0.2%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $146,608,960. Net unrealized appreciation aggregated $20,856,495, of which $21,494,643 related to appreciated investment securities and $638,148 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $372,000 which will expire on December 31, 2004.
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                               $ 167,465,455
securities, at
value (including
repurchase
agreements of
$12,488,000)
(cost $146,599,508)
- See
accompanying
schedule

Cash                                         1,115,612

Receivable for                               670,618
investments sold

Receivable for fund                          297,225
shares sold

Dividends receivable                         160,685

Interest receivable                          652,510

 TOTAL ASSETS                                170,362,105

LIABILITIES

Payable for                   $ 1,451,436
investments
purchased
Regular delivery

 Delayed delivery              2,094,009

Accrued management             60,531
fee

Other payables and             29,741
accrued expenses

 TOTAL LIABILITIES                           3,635,717

NET ASSETS                                  $ 166,726,388

Net Assets consist of:

Paid in capital                             $ 141,786,400

Undistributed net                            2,231,662
investment income

Accumulated                                  1,842,367
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                               20,865,959
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                             $ 166,726,388
12,251,612 shares
outstanding

NET ASSET VALUE,                             $13.61
offering price
and redemption
price per
share
($166,726,388 (divided by)
12,251,612 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                           $ 854,788
Dividends

Interest                                                     1,790,207

 TOTAL INCOME                                                2,644,995

EXPENSES

Management fee                                $ 294,816

Transfer agent fees                            48,191

Accounting fees and                            39,379
expenses

Non-interested                                 272
trustees'
compensation

Custodian fees and                             8,008
expenses

Registration fees                              21

Audit                                          10,725

Legal                                          1,119

Miscellaneous                                  145

 Total expenses                                402,676
before reductions

 Expense reductions                            (5,162        397,514
                                              )

NET INVESTMENT                                               2,247,481
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    2,241,895
securities

 Foreign currency                              (19           2,241,876
transactions                                  )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    13,357,453
securities

 Assets and                                    (322          13,357,131
liabilities in                                )
foreign currencies

NET GAIN (LOSS)                                              15,599,007

NET INCREASE                                                $ 17,846,488
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                           $ 5,087
Expense reductions
 Directed brokerage
arrangements

 Custodian interest                                          75
credits

                                                            $ 5,162

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE)    SIX MONTHS      YEAR ENDED
IN NET ASSETS          ENDED           DECEMBER 31,
                       JUNE 30, 1997   1996
                       (UNAUDITED)

Operations              $ 2,247,481     $ 2,701,775
Net investment
income

 Net realized gain       2,241,876       (391,485)
(loss)

 Change in net           13,357,131      6,443,286
unrealized
appreciation
(depreciation)

 NET INCREASE            17,846,488      8,753,576
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to         (2,678,656)     (26,804)
shareholders
From net
investment income

 From net realized       -               (192,158)
gain

 TOTAL DISTRIBUTIONS     (2,678,656)     (218,962)

Share transactions       50,743,701      51,928,218
Net proceeds from
sales of shares

 Reinvestment of         2,678,656       218,962
distributions

 Cost of shares          (4,973,433)     (727,396)
redeemed

 NET INCREASE            48,448,924      51,419,784
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         63,616,756      59,954,398
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period     103,109,632     43,155,234

 End of period          $ 166,726,388   $ 103,109,632
(including
undistributed net
investment
income of
$2,231,662 and
$2,677,878,
respectively)

OTHER INFORMATION
Shares

 Sold                    3,992,425       4,616,047

 Issued in               215,153         19,533
reinvestment of
distributions

 Redeemed                (390,109)       (64,658)

 Net increase            3,817,469       4,570,922
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                      SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                      JUNE 30, 1997

SELECTED PER-SHARE    (UNAUDITED)        1996                       1995
DATA

Net asset value,           $ 12.23      $ 11.17     $ 10.00
beginning of period

Income from
Investment
Operations

 Net investment             .22 D        .33         .14
income

 Net realized and           1.47         .78         1.25
unrealized gain
(loss)

 Total from                 1.69         1.11        1.39
investment
operations

Less Distributions

 From net                   (.31)        (.01) H     (.14)
investment income

 From net realized          -            (.04) H     (.08)
gain

 Total distributions        (.31)        (.05)       (.22)

Net asset value, end       $ 13.61      $ 12.23     $ 11.17
of period

TOTAL RETURN  B, C          14.05%       9.98%       13.92%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of         $ 166,726    $ 103,110   $ 43,155
period (000
omitted)

Ratio of expenses to        .62% A       .72%        1.42%
average net assets                                  E

Ratio of expenses to        .61% A, F    .71% F      1.42%
average net assets
after expense
reductions

Ratio of net                3.47% A      3.63%       3.56%
investment income
to average net
assets

Portfolio turnover rate     81% A        163%        248%

Average commission         $ .0417      $ .0165
rate G


A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE
TOTAL RETURNS SHOWN. C THE TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER. F FMR
OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER. H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO
BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).


VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1   LIFE OF
JUNE 30,1997                    YEAR     FUND

ASSET MANAGER: GROWTH           25.51%   23.29%

S&P 500(registered trademark)   34.70%   33.11%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's return to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return figure would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
  1995/01/31      10000.00                    10000.00
10000.00
  1995/02/28      10149.70                    10389.70
10319.41
  1995/03/31      10289.42                    10696.30
10539.38
  1995/04/30      10558.88                    11011.31
10785.08
  1995/05/31      10708.58                    11451.43
11198.64
  1995/06/30      11137.72                    11717.44
11396.90
  1995/07/31      11546.91                    12106.00
11632.64
  1995/08/31      12065.87                    12136.38
11694.83
  1995/09/30      12245.51                    12648.54
12051.93
  1995/10/31      11776.45                    12603.38
12082.78
  1995/11/30      11986.03                    13156.67
12486.40
  1995/12/31      12277.71                    13410.07
12699.16
  1996/01/31      12569.78                    13866.55
13007.00
  1996/02/29      12613.39                    13995.09
13008.05
  1996/03/31      12840.37                    14129.86
13058.25
  1996/04/30      13143.01                    14338.14
13160.97
  1996/05/31      13348.36                    14707.92
13378.10
  1996/06/30      13402.41                    14763.95
13465.02
  1996/07/31      13067.35                    14111.68
13090.93
  1996/08/31      13164.62                    14409.30
13265.02
  1996/09/30      13705.04                    15220.25
13818.40
  1996/10/31      14104.95                    15640.03
14160.36
  1996/11/30      15023.67                    16822.26
14932.58
  1996/12/31      14737.79                    16489.01
14697.36
  1997/01/31      15367.80                    17519.24
15354.72
  1997/02/28      15514.22                    17656.59
15451.58
  1997/03/31      14781.88                    16931.08
14967.66
  1997/04/30      15401.55                    17941.87
15652.51
  1997/05/31      16336.68                    19034.17
16360.18
  1997/06/30      16821.15                    19886.90
16925.34
Let's say hypothetically that $10,000 was invested in Asset Manager: Growth Portfolio on January 31, 1995, shortly after the fund began. As the chart shows, by June 30, 1997, the value of the investment would have grown to $16,821 - a 68.21% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500 would have grown to $19,887 over the same period - a 98.87% increase.
You can also look at how the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (98.87%), Lehman Brothers Aggregate Bond Index (24.12%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (13.63%) - according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $16,925 - a 69.25% increase.
* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31, 1996.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                         % OF FUND'S
                                         INVESTMENTS

Philip Morris Companies, Inc.            6.4

Federal National Mortgage Association    4.7

Federal Home Loan Mortgage Corporation   2.7

International Business Machines Corp.    2.3

General Motors Corp.                     2.3

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
(STOCKS ONLY)        % OF FUND'S
                     INVESTMENTS

Finance              15.1

Technology           12.9

Nondurables          7.5

Retail & Wholesale   7.0

Utilities            6.8

ASSET ALLOCATION AS OF JUNE 30, 1997*
Row: 1, Col: 1, Value: 4.2
Row: 1, Col: 2, Value: 16.5
Row: 1, Col: 3, Value: 79.3
Stock class  79.3%
Bond class  16.5%
Short-term class  4.2%
FOREIGN INVESTMENTS  10.4%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF ASSETS AS
DEFINED
IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.
% OF FUND'S INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




An interview with Richard Habermann (top left), Portfolio Manager of Asset
Manager: Growth Portfolio, George Vanderheiden (top right), sub-manager for stocks, Charles Morrison (bottom left), sub-manager for bonds, and John Todd (bottom right), sub-manager for short-term/money market instruments. Charles Morrison became sub-manager for bonds on February 3, 1997, and John Todd became sub-manager for short-term/money market instruments on December 1, 1996.
Q. HOW DID THE FUND PERFORM, DICK?
D.H. The fund's performance historically has been compared to that of the Standard & Poor's 500 Index. However, there are some significant differences between the make-up of the fund and the composition of the index. While the S&P 500 is made up exclusively of stocks, the fund invests in stocks, bonds and short-term/money market instruments. The fund allocates assets among these three categories in order to help control both volatility and risk relative to funds or indexes that invest only in stocks. That being said, the S&P 500 posted a strong 20.61% return during the six months that ended June 30, 1997, and 34.70% over the 12 months ended June 30, 1997. Since the fund is diversified into other asset classes that didn't perform as well as stocks, the fund's performance lagged that of the S&P 500. However, the fund did benefit from the performance of its equity investments and its small stake in high-yield bonds, while the bond and short-term money market portions of the fund performed in line with their respective markets.
Q. WHAT WAS THE FUND'S ASSET MIX AT THE END OF THE PERIOD?
D.H. At the end of June 1997, the fund's equity position stood at about 79%, 9% above the new neutral mix the fund instituted on January 1, 1997. That neutral mix comprises 70% stocks, 25% bonds and 5% short-term/money market instruments. In order to add to the equity portion, we reduced both the fund's bond and short-term/money market positions. At the end of the period, the fund held about 17% in bonds and approximately 4% in short-term/money market instruments.
Q. WHY DID YOU INCREASE THE FUND'S STOCK INVESTMENTS?
D.H. Because the investing environment was very favorable not only for all financial assets, but especially for stocks. We've had limited inflation and corporate earnings continued to be strong. Another key factor was the strength of the dollar, although that can act as a double-edged sword. On the negative side, a rising dollar acts as a drag on the economy by slowing exports and suppressing corporate earnings. This especially affects large, multinational corporations. These companies, however, generally were able to post earnings surprises through cost cutting and sustain their stock prices by buying back shares. The positive side of the strong dollar is that it helps to control inflation by keeping import prices down. In addition, investors, especially those abroad, tend to feel more comfortable investing in U.S. markets when the dollar is strong, helping to sustain prices for both stocks and bonds.
Q. WHAT WAS THE ENVIRONMENT LIKE FOR THE BOND MARKET?
D.H. During the latter stages of the first quarter and the beginning of the second quarter, the bond market struggled because of concerns that continued economic growth might lead to inflation. Employment had reached a level where historically there should have been increased upward pressure on wages. The Federal Reserve Board tried to anticipate and head off incipient inflation by raising the fed funds rate - the rate banks charge each other for overnight loans - by 0.25% to 5.50% at the end of March. This move was well-telegraphed, so the rate increase was already priced into the market when the Fed acted. The Fed chose to keep rates steady in May, a stance that surprised many in the market who were anticipating another rate increase. The Fed stood pat mainly because economic growth slowed and there were few if any signs of inflationary pressure. From that point on, the bond market responded favorably.
Q. TURNING TO YOU, GEORGE, HOW DID YOU MANAGE THE STOCK PORTION OF THE FUND IN A VIRTUALLY NO-INFLATION ENVIRONMENT?
G.V. I concentrated on four areas during the period. First, I looked at innovators and unit growers because these companies use unit growth to increase earnings and don't have to rely on price increases. Technology, health care and telecommunications fall within these areas. Second were the interest sensitive sectors that benefited from low interest rates, including mortgage companies, insurance, finance and construction. Third, I looked at global growers - companies with proprietary advantages, such as low costs, unique distribution channels or strong brands - which are seizing market share on a global basis. Fourth were the acquisitive companies in consolidating industries. Certain industries have stopped growing, but certain companies have been able to show earnings growth by acquiring market share and paring costs.
Q. PHILIP MORRIS IS THE FUND'S LARGEST STOCK HOLDING. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
G.V. I own tobacco stocks because they operate a profitable business that historically has offered above-average returns to shareholders over the long term. In the past, the stocks have provided better-than-average earnings growth, lower-than-average price-to-earnings ratios and high yields. Nothing this year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" in excess of any reasonable estimate of potential liabilities. The cost of the proposed settlement is high, but should be passed completely along to consumers.
Q. STOCK VALUATIONS WERE QUITE HIGH. WHY WAS THAT, AND WILL THEY STAY
INFLATED?
G.V. We had a nearly perfect investing environment during the period - experiencing growth without inflation. Accelerating inflation is usually the killer of all bond and equity bull markets, but inflation just kept receding as the economic expansion continued. During the worst bear market I ever encountered - the 1973-1974 bear that took prices down about 50% - everything that could go wrong did go wrong. Today is an environment where everything that could go right has gone right - from a declining budget deficit, to falling inflation, to surging earnings, to big flows into mutual funds and rising consumer confidence. If any of these factors change for the worse, valuations should deflate. My biggest concern going forward is that the low level of inflation and pricing power in a strong economy will deteriorate to deflation in a slowing or contracting economy, thereby leading to sizable earnings declines.
Q. CHARLIE, WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND'S BOND INVESTMENTS?
C.M. For most of the period, I focused on positioning the bond portion of the portfolio more aggressively by increasing its weighting in securities that offer a yield advantage over Treasuries, such as corporate securities, while decreasing the percentage held in Treasuries. Part of that move was accomplished with Dick's reallocation of assets away from bonds. In reducing the fund's stake in bonds, I sold Treasuries. At the same time, I tended to focus any new purchases on investments that offered a yield advantage over Treasuries. Specific areas of focus included BBB-rated corporate bonds and commercial mortgage-backed securities.
Q. WHAT KINDS OF BONDS DID YOU FOCUS ON IN THE CORPORATE MARKET?
C.M. One area of interest over the period was in the bank market. I continued to add long-term bank paper in the form of capital securities. Last fall, the Federal Reserve Board ruled that domestic banking companies could issue capital securities, which offered the banks significant tax advantages, as well as the opportunity to strengthen their balance sheets. Numerous banks took advantage of this opportunity and inundated the market with these securities. The large amount of supply in a relatively concentrated period of time allowed us to purchase many capital securities at cheap levels. This market has performed well following the initial supply.
Q. JOHN, WHAT HAS THE BACKDROP FOR THE SHORT-TERM AND MONEY MARKETS BEEN LIKE SINCE YOU CAME ON BOARD?
J.T. As Dick pointed out, the Fed raised the fed funds rate at its March meeting, but then chose not to continue to raise rates at its late May meeting. For now, the Fed appears to be in a holding pattern. Some believe that the Fed has abandoned the notion of being pre-emptive - seeking to head off inflation before it actually appears - and instead will respond only to actual evidence of inflation rather than trying to respond to underlying inflationary pressures.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE?
J.T. Because Fed Chairman Alan Greenspan warned that the Fed might raise rates, I reduced the short-term/money market portion's average maturity to about 50 days in the first quarter. Once the market adjusted to the new, higher rate level and expectations of further Fed interest rate increases were built into the yield curve, the maturity was extended. That's because many longer-maturity instruments were attractively valued because their prices and yields reflected a more aggressive Fed interest rate posture than I felt was likely.
Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?
D.H. I believe that a lack of pricing power, among other things, makes it clear that corporations are not operating with a very strong wind at their backs. At the same time, U.S. companies - helped by advances in technology that help cut costs - are operating very efficiently, leading to many positive earnings surprises. I don't see much that would change that over the near future. Still, the economic pattern over the past year has been like a seesaw. That is, the economy has grown in spurts, picking up for one quarter then tailing off into weakness during the next. If the economy shows sustained strength, interest rates could rise and put some pressure on the markets. On the other hand, one could argue that rates might fall because inflation is at such a low level. As always, we'll have to wait and see what the future holds.



FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: September 6, 1989
SIZE: as of June 30, 1997, more than $4 billion
MANAGER: Richard Habermann, since March
1996; joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 78.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.6%
AEROSPACE & DEFENSE - 1.1%
Boeing Co.   80,600 $ 4,276,838
Gulfstream Aerospace Corp. (a)  5,800  171,100
  4,447,938
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   34,000  1,734,000
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  2,800  58,800
Newport News Shipbuilding, Inc.   8,200  159,388
  218,188
TOTAL AEROSPACE & DEFENSE   6,400,126
BASIC INDUSTRIES - 4.4%
CHEMICALS & PLASTICS - 2.8%
Air Products & Chemicals, Inc.   9,800  796,250
du Pont (E.I.) de Nemours & Co.   108,100  6,796,788
Raychem Corp.   31,900  2,372,563
Union Carbide Corp.   30,000  1,411,875
  11,377,476
PACKAGING & CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)  95,100  2,948,100
PAPER & FOREST PRODUCTS - 0.8%
Boise Cascade Corp.   19,400  685,063
Champion International Corp.   29,000  1,602,250
International Paper Co.   11,500  558,469
Willamette Industries, Inc.   3,900  273,000
  3,118,782
TOTAL BASIC INDUSTRIES   17,444,358
CONSTRUCTION & REAL ESTATE - 0.9%
CONSTRUCTION - 0.7%
Centex Corp.   11,800  479,375
D.R. Horton, Inc.   32,900  341,338
Fleetwood Enterprises, Inc.   48,733  1,452,853
Kaufman & Broad Home Corp.   24,200  425,013
U.S. Home Corp. (a)  2,600  69,063
  2,767,642
ENGINEERING - 0.2%
Fluor Corp.   18,900  1,043,044
TOTAL CONSTRUCTION & REAL ESTATE   3,810,686
DURABLES - 4.3%
AUTOS, TIRES, & ACCESSORIES - 3.6%
Circuit City Stores, Inc. -
 CarMax Group  2,500  35,781
Cummins Engine Co., Inc.   19,500  1,375,969
Dana Corp.   7,500  285,000
Discount Auto Parts, Inc. (a)  12,500  243,750
Federal-Mogul Corp.   8,300  290,500
General Motors Corp.   163,100  9,081,631
Gentex Corp. (a)  7,000  138,250
Goodyear Tire & Rubber Co.   8,100  512,831
Honda Motor Co. Ltd.   13,000  391,208
Magna International, Inc. Class A  21,200  1,274,472
Superior Industries International, Inc.   32,900  871,850
  14,501,242
CONSUMER ELECTRONICS - 0.2%
Newell Co.   15,900  630,038

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.5%
Burlington Industries, Inc. (a)  40,400 $ 484,800
Liz Claiborne, Inc.   10,900  508,213
NIKE, Inc. Class B  15,000  875,625
Reebok International Ltd.   2,400  112,200
  1,980,838
TOTAL DURABLES   17,112,118
ENERGY - 6.5%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   37,600  1,097,450
OIL & GAS - 6.2%
Amerada Hess Corp.   15,700  872,331
Anadarko Petroleum Corp.   1,700  102,000
Atlantic Richfield Co.   28,700  2,023,350
British Petroleum PLC ADR  52,146  3,904,432
Burlington Resources, Inc.   40,100  1,769,413
Canada Occidental Petroleum Ltd.   700  15,717
Chevron Corp.   2,300  170,056
Elf Aquitaine SA sponsored ADR  8,100  440,944
Enron Oil & Gas Co.   5,100  92,438
Fortune Petroleum Corp. warrants
 9/28/98 (a)  100,000  75,000
Kerr-McGee Corp.   7,600  481,650
Louisiana Land & Exploration Co.   31,500  1,799,438
Mobil Corp.   4,600  321,425
Noble Affiliates, Inc.   3,000  116,063
Occidental Petroleum Corp.   67,800  1,699,238
Royal Dutch Petroleum Co. Ord.   3,200  166,346
Royal Dutch Petroleum Co.   129,600  7,047,000
Santa Fe Energy Resources, Inc. (a)  23,400  343,688
Sun Co., Inc.   9,500  294,500
Tosco Corp.   68,100  2,038,744
Total SA:
 Class B  2,420  244,461
 sponsored ADR  15,065  762,666
Union Pacific Resources Group, Inc.   5,300  131,838
  24,912,738
TOTAL ENERGY   26,010,188
FINANCE - 14.9%
BANKS - 0.4%
Canadian Imperial Bank of Commerce  200  5,041
Credit Suisse Group (Reg.)  8,400  1,077,660
NationsBank Corp.   11,500  741,750
  1,824,451
CLOSED END INVESTMENT COMPANY - 0.1%
First NIS Regional Fund (a)  25,000  462,500
CREDIT & OTHER FINANCE - 0.9%
Fleet Financial Group, Inc.   55,200  3,491,400
FEDERAL SPONSORED CREDIT - 7.4%
Federal Home Loan Mortgage
 Corporation  319,400  10,979,375
Federal National Mortgage Association  428,200  18,680,225
  29,659,600
INSURANCE - 5.6%
AFLAC, Inc.   12,700  600,075
Aegon NV (Reg.)  12,898  903,666
Allmerica Financial Corp.   14,100  562,238
Allstate Corp.   83,100  6,066,300
American International Group, Inc.   33,900  5,063,813
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
CIGNA Corp.   5,300 $ 940,750
Equitable of Iowa Companies   2,000  112,000
General Re Corp.   8,700  1,583,400
Loews Corp.   5,700  570,713
MGIC Investment Corp.   40,400  1,936,675
PMI Group, Inc.   14,700  916,913
Provident Companies, Inc.   1,200  64,200
Providian Financial Corp. (a)  31,200  1,002,300
Reliastar Financial Corp.   5,700  416,813
Torchmark Corp.   18,700  1,332,375
Travelers Property Casualty Corp.
 Class A  4,500  179,438
UNUM Corp.   3,300  138,600
  22,390,269
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   17,300  1,211,000
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp.   28,300  801,244
TOTAL FINANCE   59,840,464
HEALTH - 6.3%
DRUGS & PHARMACEUTICALS - 2.3%
American Home Products Corp.   1,400  107,100
Amgen, Inc.   27,300  1,586,813
Astra AB Class A Free shares  136,700  2,549,515
Merck & Co., Inc.   6,800  703,800
Novartis AG (Reg.)  1,296  2,069,698
Schering-Plough Corp.   44,600  2,135,225
  9,152,151
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
Allegiance Corp.   2,660  72,485
Bard (C.R.), Inc.   13,000  472,063
Baxter International, Inc.   5,400  282,150
Biomet, Inc.   30,900  575,513
Boston Scientific Corp. (a)  1,600  98,300
Johnson & Johnson  3,500  225,313
St. Jude Medical, Inc. (a)  35,800  1,396,200
  3,122,024
MEDICAL FACILITIES MANAGEMENT - 3.2%
Columbia/HCA Healthcare Corp.   222,750  8,756,859
Health Management Associates, Inc.
 Class A (a)  1,500  42,750
Humana, Inc. (a)  59,700  1,380,563
Tenet Healthcare Corp. (a)  41,800  1,235,713
United HealthCare Corp.   26,100  1,357,200
  12,773,085
TOTAL HEALTH   25,047,260
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  20,900  744,563
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
ELECTRICAL EQUIPMENT - 0.9%
Emerson Electric Co.   7,800  429,488
General Electric Co.   35,300  2,307,738
Scientific-Atlanta, Inc.   17,800  389,375
Sensormatic Electronics Corp.   6,200  79,825
Westinghouse Electric Corp.   26,500  612,813
  3,819,239

 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Caterpillar, Inc.   15,600 $ 1,675,050
JLK Direct Distribution, Inc. Class A  100  2,563
Ultratech Stepper, Inc. (a)  19,000  434,625
  2,112,238
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.   18,800  625,100
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   6,556,577
MEDIA & LEISURE - 2.4%
BROADCASTING - 0.1%
Cox Communications, Inc. Class A (a)  4,600  110,400
HSN, Inc. (a)  3,350  104,688
TCI Group Class A (a)  15,600  232,050
  447,138
ENTERTAINMENT - 0.0%
Cedar Fair LP (depositary unit)  1,300  56,875
Royal Caribbean Cruises Ltd.   3,100  108,306
  165,181
LEISURE DURABLES & TOYS - 0.6%
Nintendo Co. Ltd. Ord.   27,300  2,286,013
LODGING & GAMING - 0.9%
Circus Circus Enterprises, Inc. (a)  42,000  1,034,250
HFS, Inc. (a)  7,200  417,600
Harrah's Entertainment, Inc. (a)  19,500  355,875
Mirage Resorts, Inc. (a)  42,200  1,065,550
Sun International Hotels Ltd. Ord. (a)  19,400  716,588
  3,589,863
PUBLISHING - 0.1%
Cognizant Corp.   11,500  465,750
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  14,100  200,925
Lone Star Steakhouse Saloon (a)  10,300  267,800
McDonald's Corp.   43,100  2,082,269
Papa John's International, Inc. (a)  3,800  139,650
  2,690,644
TOTAL MEDIA & LEISURE   9,644,589
NONDURABLES - 7.5%
HOUSEHOLD PRODUCTS - 0.1%
Premark International, Inc.   4,800  128,400
TOBACCO - 7.4%
Philip Morris Companies, Inc.   576,300  25,573,313
RJR Nabisco Holdings Corp.   121,820  4,020,060
UST, Inc.   5,400  149,850
  29,743,223
TOTAL NONDURABLES   29,871,623
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   4,600  100,120
Newmont Mining Corp.   3,886  151,554
  251,674
RETAIL & WHOLESALE - 7.0%
APPAREL STORES - 0.3%
Gap, Inc.   10,600  412,075
TJX Companies, Inc.   35,200  928,400
  1,340,475
DRUG STORES - 0.0%
CVS Corp.   3,900  199,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 2.2%
Federated Department Stores, Inc. (a)  30,300 $ 1,052,925
Proffitts, Inc. (a)  1,100  48,263
Wal-Mart Stores, Inc.   226,300  7,651,769
  8,752,957
GROCERY STORES - 0.3%
Safeway, Inc. (a)  24,500  1,130,063
RETAIL & WHOLESALE, MISCELLANEOUS - 4.2%
Circuit City Stores, Inc. - Circuit
 City Group  77,500  2,756,094
Corporate Express, Inc.   20,400  294,525
Home Depot, Inc. (The)  96,100  6,624,894
Lowe's Companies, Inc.   80,400  2,984,850
Officemax, Inc. (a)  56,000  808,500
Office Depot, Inc. (a)  8,700  169,106
Rex Stores Corp. (a)  6,800  68,850
Staples, Inc. (a)  23,400  544,050
Toys "R" Us, Inc. (a)  46,900  1,641,500
U.S. Office Products Co. (a)  15,900  485,944
Viking Office Products, Inc. (a)  21,200  402,800
  16,781,113
TOTAL RETAIL & WHOLESALE   28,204,483
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   2,500  153,281
LEASING & RENTAL - 0.0%
Hanover Compressor Co.   300  5,850
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   600  22,058
SERVICES - 0.0%
PEAPOD, Inc.   1,100  12,375
TOTAL SERVICES   193,564
TECHNOLOGY - 12.9%
COMMUNICATIONS EQUIPMENT - 0.8%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  2,100  53,025
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  17,100  2,140,335
Andrew Corp. (a)  6,300  177,188
Cisco Systems, Inc. (a)  8,500  570,563
Nokia Corp. AB sponsored ADR  3,700  272,875
  3,213,986
COMPUTER SERVICES & SOFTWARE - 2.4%
American Management Systems, Inc. (a)  2,800  74,900
Automatic Data Processing, Inc.   25,700  1,207,900
CUC International, Inc. (a)  18,200  469,788
Ceridian Corp. (a)  16,500  697,125
CompUSA, Inc. (a)  10,400  223,600
Electronic Data Systems Corp.  44,100  1,808,100
First Data Corp.   33,500  1,471,906
Microsoft Corp. (a)  12,000  1,516,500
Netscape Communications Corp. (a)  2,900  92,981
Oracle Systems Corp. (a)  20,900  1,052,838
Paychex, Inc.   16,350  621,300
Policy Management Systems Corp. (a)  10,000  470,000
  9,706,938

 SHARES VALUE (NOTE 1)
COMPUTERS & OFFICE EQUIPMENT - 4.6%
Bay Networks, Inc. (a)  25,300 $ 672,031
Compaq Computer Corp.  (a)  40,300  3,999,775
Hewlett-Packard Co.   17,600  985,600
Ingram Micro, Inc. Class A (a)  3,500  84,438
International Business Machines Corp.   103,500  9,334,406
SCI Systems, Inc. (a)  42,200  2,690,250
Tech Data Corp. (a)  21,200  666,475
  18,432,975
ELECTRONIC INSTRUMENTS - 1.3%
Applied Materials, Inc. (a)  14,500  1,026,781
Cognex Corp. (a)  8,900  235,850
KLA Instruments Corp. (a)  3,200  156,000
Lam Research Corp. (a)  20,400  756,075
Novellus Systems, Inc. (a)  12,200  1,055,300
Teradyne, Inc. (a)  16,500  647,625
Thermo Electron Corp. (a)  18,600  632,400
Varian Associates, Inc.   10,600  575,050
  5,085,081
ELECTRONICS - 3.8%
AMP, Inc.   59,000  2,463,250
Atmel Corp. (a)  3,900  109,200
Intel Corp.   28,900  4,098,381
Methode Electronics, Inc. Class A  10,200  202,725
Microchip Technology, Inc. (a)  3,350  99,663
Micron Technology, Inc.  67,900  2,711,756
Molex, Inc.   10,875  379,266
Motorola, Inc.   2,300  174,800
Solectron Corp. (a)  49,100  3,437,000
Storage Technology Corp. (a)   8,600  382,700
Texas Instruments, Inc.   13,800  1,160,063
Thomas & Betts Corp.   700  36,794
  15,255,598
TOTAL TECHNOLOGY   51,694,578
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.2%
Continental Airlines, Inc. Class B (a)  4,100  143,244
Delta Air Lines, Inc.   2,800  229,600
Northwest Airlines Corp. Class A (a)  6,800  247,350
  620,194
RAILROADS - 0.5%
Bombardier, Inc. Class B  15,700  355,927
Burlington Northern Santa Fe Corp.   7,000  629,125
CSX Corp.   21,700  1,204,350
  2,189,402
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  16,500  319,688
Stolt-Nielsen SA  1,700  32,088
  351,776
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   3,300  77,138
Yellow Corp. (a)  13,800  308,775
  385,913
TOTAL TRANSPORTATION   3,547,285
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 6.7%
CELLULAR - 1.9%
AirTouch Communications, Inc. (a)  94,700 $ 2,592,413
360 Degrees Communications Co. (a)  4,700  80,488
Vodafone Group PLC sponsored ADR  83,700  4,054,219
Vodafone Group PLC  172,641  842,069
  7,569,189
ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc.   7,900  331,800
Entergy Corp.   23,800  651,525
  983,325
GAS - 0.1%
Enron Corp.   10,300  420,369
TELEPHONE SERVICES - 4.5%
AT&T Corp.   28,300  992,269
Ameritech Corp.   25,900  1,759,581
Bell Atlantic Corp.   18,700  1,418,863
BellSouth Corp.   43,700  2,026,588
Deutsche Telekom AG  10,800  259,311
MCI Communications Corp.   88,000  3,368,750
NextLink Communications, Inc.
 warrants 2/1/09 (a)  5,940  59
NYNEX Corp.   36,700  2,114,838
Qwest Communications
 International, Inc.   700  19,075
SBC Communications, Inc.   35,800  2,215,125
Sprint Corp.   67,700  3,562,713
WorldCom, Inc. (a)  9,600  307,200
  18,044,372
TOTAL UTILITIES   27,017,255
TOTAL COMMON STOCKS
 (Cost $264,403,573)   313,391,391
NONCONVERTIBLE PREFERRED STOCKS - 1.1%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Walden Residential Properties, Inc.
 9.20%  5,800  146,450
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.1%
American Annuity Group Capital Trust II
 8 3/4%  160  159,200
SAVINGS & LOANS - 0.1%
California Federal Preferred Capital
 Corp. 9 1/8%  20,560  524,280
TOTAL FINANCE   683,480
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Fresenius Medical Care Capital
 Trust 9%  166  170,109
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.6%
American Radio Systems Corp. 11 3/8%
 pay-in-kind  3,025  322,163
Cablevision System Corp. 11 1/8%
 depositary shares pay-in-kind  4,910  493,455

 SHARES VALUE (NOTE 1)
PanAmSat Corp. 12 3/4% pay-in-kind  24 $ 29,280
SFX Broadcasting, Inc. 12 5/8%  3,143  338,658
Sinclair Capital 11 5/8% (e)  3,100  327,050
Time Warner, Inc., Series M,
 10 1/4% pay-in-kind  964  1,065,220
  2,575,826
PUBLISHING - 0.1%
K-III Communications Corp.:
 Series B, $11.625 pay-in-kind  206  22,480
 Series D, $10  3,386  341,140
  363,620
TOTAL MEDIA & LEISURE   2,939,446
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
NextLink Communications, Inc.
 14% pay-in-kind  6,150  318,263
TOTAL NONCONVERTIBLE PREFERRED STOCKS
 (Cost $4,110,913)   4,257,748
NONCONVERTIBLE CORPORATE BONDS - 11.1%
 MOODY'S PRINCIPAL
 RATINGS (D) AMOUNT
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.1%
BE Aerospace, Inc.:
 9 3/4%, 3/1/03 Ba3 $ 400,000  417,000
 9 7/8%, 2/1/06 B2  10,000  10,525
Rohr, Inc. 11 5/8%, 5/15/03 Ba3  50,000  55,625
  483,150
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 8 1/2%, 3/1/07 B1  130,000  131,300
SHIP BUILDING & REPAIR - 0.2%
Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06 Ba2  155,000  160,038
 9 1/4%, 12/1/06 B1  540,000  562,950
  722,988
TOTAL AEROSPACE & DEFENSE   1,337,438
BASIC INDUSTRIES - 0.8%
CHEMICALS & PLASTICS - 0.1%
Acetex Corp. yankee
 9 3/4%, 10/1/03 B1  120,000  121,800
Foamex LP/Foamex Capital Corp.
 9 7/8%, 6/15/07 (e) B3  60,000  60,750
General Chemical Corp.
 9 1/4%, 8/15/03 B2  150,000  153,375
Pioneer Americas Acquisition
 Corp. 9 1/4%, 6/15/07 (e) B1  40,000  39,400
Sterling Chemicals Holdings, Inc.
 11 1/4%, 4/1/07 B3  240,000  254,400
  629,725
IRON & STEEL - 0.1%
Neenah Corp. 11 1/8%,
 5/1/07 (e) B3  210,000  222,600
 NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.0%
Well Aluminum Corp. 10 1/8%,
 6/1/05 (e) B2 $ 20,000 $ 20,600
PACKAGING & CONTAINERS - 0.3%
BWAY Corp. 10 1/4%,
 4/15/07 (e) B2  190,000  204,250
Owens Illinois, Inc.:
 7.85%, 5/15/04 Ba1  150,000  152,063
 9.95%, 10/15/04 Ba3  210,000  222,600
 8.10%, 5/15/07 Ba1  210,000  212,888
Silgan Holdings, Inc.
 9%, 6/1/09 (e) B1  260,000  261,950
  1,053,751
PAPER & FOREST PRODUCTS - 0.3%
Asia Pulp & Paper Finance II
 Mauritius Ltd. 12%,
 3/15/04 (e) B3  110,000  112,750
Florida Coast Paper Co.
 LLC/Florida Coast Paper
 Finance Corp., Series B,
 12 3/4%, 6/1/03 Caa  100,000  103,250
Gaylord Container Corp.
 11 1/2%, 5/15/01 B3  40,000  42,050
Repap Wisconsin, Inc.:
 9 1/4%, 2/1/02 B2  230,000  231,150
 9 7/8%, 5/1/06 Caa  30,000  30,225
Repap New Brunswick, Inc.
 yankee 10 5/8%, 4/15/05 Caa  90,000  84,825
Riverwood International Corp.
 10 1/4%, 4/1/06 B3  220,000  216,700
Stone Container Corp.
 10 3/4%, 10/1/02 B1  300,000  316,500
  1,137,450
TOTAL BASIC INDUSTRIES   3,064,126
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.1%
Building Materials Corp. of
 America 0%, 7/1/04 (b) B1  420,000  382,200
Falcon Building Products, Inc.
 9 1/2%, 6/15/07 (e) B3  20,000  19,850
Nortek, Inc. 9 1/4%,
 3/15/07 Ba3  90,000  91,800
  493,850
CONSTRUCTION - 0.1%
Greystone Homes, Inc.
 10 3/4%, 3/1/04 Ba3  200,000  218,500
REAL ESTATE - 0.0%
Iron Mountain, Inc. 10 1/8%,
 10/1/06 B3  100,000  106,250
TOTAL CONSTRUCTION & REAL ESTATE   818,600

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Aftermarket Technology Corp.
 12%, 8/1/04 B3 $ 135,000 $ 150,525
Blue Bird Body Co. 10 3/4%,
 11/15/06 B2  230,000  243,800
Delco Remy International, Inc.
 10 5/8%, 8/1/06 (e) B2  50,000  53,000
Tennessee Gas Pipeline Co.
 7%, 3/15/27 Baa3  90,000  89,946
  537,271
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%,
 3/1/02 B3  240,000  251,400
Knoll, Inc. 10 7/8%, 3/15/06 B1  26,000  28,763
  280,163
TEXTILES & APPAREL - 0.2%
GFSI, Inc. 9 5/8%, 3/1/07 (e) B3  290,000  292,900
Levi Strauss & Co. 7%,
 11/1/06 (e) Baa2  310,000  306,652
  599,552
TOTAL DURABLES   1,416,986
ENERGY - 0.5%
ENERGY SERVICES - 0.1%
Falcon Drilling, Inc. 9 3/4%,
 1/15/01 Ba3  120,000  123,000
Parker Drilling Co. 9 3/4%,
 11/15/06 B1  30,000  31,350
Pride Petroleum Services, Inc.
 9 3/8%, 5/1/07 Ba3  210,000  217,350
  371,700
OIL & GAS - 0.4%
Energy Corp. America
 9 1/2%, 5/15/07 (e) B2  350,000  344,750
Flores & Rucks, Inc. 9 3/4%,
 10/1/06 B3  220,000  229,900
Forcenergy, Inc. 8 1/2%,
 2/15/07 B2  150,000  146,625
Gulf Canada Resources Ltd.
 yankee 9 5/8%, 7/1/05 Ba2  130,000  139,263
Husky Oil Ltd. yankee
 6 7/8%, 11/15/03 Baa3  85,000  83,798
Occidental Petroleum Corp.
 9 3/4%, 6/15/01 Baa3  100,000  109,823
Ocean Energy, Inc. 8 7/8%,
 7/15/07 (e) B3  240,000  240,000
Pennzoil Co. 9 5/8%,
 11/15/99 Baa3  70,000  74,579
Petsec Energy, Inc. 9 1/2%,
 6/15/07 (e) B3  30,000  30,000
 NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Ras Laffan Liquid Natural Gas
 Co. Ltd. yankee 7.628%,
 9/15/06 (e) A3 $ 70,000 $ 70,897
United Refining Co. 10 3/4%,
 6/15/07 (e) B2  100,000  99,000
  1,568,635
TOTAL ENERGY   1,940,335
FINANCE - 2.5%
ASSET-BACKED SECURITIES - 0.5%
Airplanes Pass Through Trust
 10 7/8%, 3/15/19 Ba2  1,100,000  1,271,065
CPS Auto Grantor Trust
 6.55%, 12/15/02  Aaa  105,786  106,017
Green Tree Financial Corp.:
 6 1/2%, 6/15/27 Aaa  100,000  100,218
 6.80%, 6/15/27 Aaa  100,000  100,500
 6.45%, 9/15/28 Aaa  110,000  109,691
Olympic Automobile
 Receivables Trust:
  6.40%, 9/15/01 Aaa  150,000  150,382
  6.70%, 3/15/02 Aaa  70,000  70,306
WFS Financial Owner Trust
 6.55%, 10/20/04 Aaa  140,000  139,620
  2,047,799
BANKS - 0.5%
ABN Amro Bank NV 6 5/8%,
 10/31/01 Aa3  250,000  248,968
Banc One Corp. 6.70%,
 3/24/00 Aa3  150,000  150,699
BanPonce Corp. 6.665%,
 3/5/01 A3  150,000  149,291
BanPonce Trust I 8.327%,
 2/1/27 (e) Baa1  230,000  232,433
Capital One Bank 6.42%,
 11/12/99 Baa3  500,000  497,375
Den Danske Bank AS
 7.40%, 6/15/10 (e)(g) A1  140,000  139,896
Korea Development Bank
 yankee 7 1/4%, 5/15/06 A1  180,000  178,565
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  125,000  128,731
NB Capital Trust IV 8 1/4%,
 4/15/27 A1  150,000  153,711
Nationsbank Corp.
 5.67%, 2/9/01 A1  250,000  241,323
  2,120,992
CREDIT & OTHER FINANCE - 0.9%
AT&T Capital Corp.:
 6.39%, 1/22/99 Baa3  50,000  50,096
 6.26%, 2/18/99 Baa3  350,000  349,262
 6.65%, 4/30/99 Baa3  250,000  250,700
Ahmanson Capital Trust I
 8.36%, 12/1/26 (e) Baa3  250,000  252,088

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
CIT Group Holdings, Inc.
 6 1/4%, 10/4/99 Aa3 $ 250,000 $ 249,375
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  230,000  229,310
First Security Capital I
 8.41%, 12/15/26 A3  110,000  112,141
Ford Motor Credit Co.:
 6.65%, 5/22/00 A1  400,000  400,396   7%, 9/25/01 A1  325,000  327,743
General Electric Capital Corp.
 6.94%, 4/13/09 (c) Aaa  250,000  252,353
GreenPoint Capital Trust I
 9.10%, 6/1/27 (e) Ba1  170,000  171,020
Heller Financial, Inc.
 7 7/8%, 11/1/99 A2  180,000  184,900
Household Finance Corp.
 5.7825%, 6/4/98 (g) A2  500,000  500,000
KeyCorp Institutional Capital
 Series A, 7.826%, 12/1/26 A1  130,000  126,257
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  100,000  101,670
TransAmerican Energy Corp.
 11 1/2%, 6/15/02 (e) B3  40,000  39,000
Triton Energy Ltd./Triton Energy
 Corp. 9 1/4%, 4/15/05 Ba2  110,000  116,463
  3,712,774
INSURANCE - 0.2%
Reliance Group:
 9%, 11/15/00 Ba3  360,000  370,800
 9 3/4%, 11/15/03 B1  270,000  281,475
SunAmerica, Inc. 6.20%,
 10/31/99 Baa1  250,000  248,228
  900,503
SAVINGS & LOANS - 0.4%
Bank UTD Corp. 8 7/8%,
 5/1/07 Ba3  450,000  465,188
Chevy Chase Savings Bank
 FSB 9 1/4%, 12/1/08 B1  260,000  260,650
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  160,000  173,600
First Nationwide Parent
 Holdings Ltd. 12 1/2%,
 4/15/03 B3  250,000  278,750
Long Island Savings Bank FSB
 7%, 6/13/02 Baa3  250,000  250,313
  1,428,501
TOTAL FINANCE   10,210,569
HEALTH - 0.4%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
McKesson Corp. 6.60%,
 3/1/00 (e) A3  150,000  150,150
MEDICAL FACILITIES MANAGEMENT - 0.4%
Columbia/HCA Healthcare
 Corp.:
  6 1/2%, 3/15/99 A2  125,000  125,434
  6 7/8%, 7/15/01 A2  125,000  125,650
 NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Integrated Health Services, Inc.
 9 1/2%, 9/15/07 (e) B1 $ 210,000 $ 214,725
Tenet Healthcare Corp.:
 8%, 1/15/05 Ba1  30,000  30,000
 10 1/8%, 3/1/05 Ba3  240,000  261,600
 8 5/8%, 1/15/07 Ba3  760,000  771,400
  1,528,809
TOTAL HEALTH   1,678,959
HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1  220,000  223,287
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Continental Global Group, Inc.
 11%, 4/1/07 (e) B2  100,000  105,000
Exide Corp. 10%, 4/15/05 B1  165,000  170,775
Goss Graphic System, Inc.
 12%, 10/15/06 B2  250,000  275,000
  550,775
POLLUTION CONTROL - 0.1%
Allied Waste of North America,
 Inc. 10 1/4%, 12/1/06 (e) B3  290,000  310,300
WMX Technologies, Inc.
 7.10%, 8/1/26 A3  80,000  81,518
  391,818
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   942,593
MEDIA & LEISURE - 2.6%
BROADCASTING - 1.6%
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B3  520,000  494,000
 9 7/8%, 3/1/07 (e) -  120,000  115,800
Cablevision System Corp.:
 9 1/4%, 11/1/05 B2  260,000  267,150
 9 7/8%, 5/15/06 B2  180,000  191,250
 9 7/8%, 2/15/13 B2  120,000  126,300
Capstar Broadcasting Partners,
 Inc. 0%, 2/1/09 (b)(e) CCC  80,000  51,400
Capstar Radio Broadcasting
 Partners, Inc. 9 1/4%,
 7/1/07 (e) -  410,000  396,675
Diamond Cable Communications
 PLC yankee (b):
  0%, 9/30/04 B3  270,000  218,025
  0%, 2/15/07 (e) -  190,000  106,638
Echostar DBS Corp. 12 1/2%,
 7/1/02 (e) Caa  120,000  118,950
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (b) Caa  220,000  156,200
Echostar Communications Corp.
 secured discount 0%,
 6/1/04 (b) B2  322,000  270,480
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  30,000  30,375
 9 3/8%, 12/1/05 B3  40,000  38,800

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Intermedia Capital Partners IV
 LP/Intermedia Partners IV
 Capital Corp. 11 1/4%,
 8/1/06 B2 $ 100,000 $ 107,625
International Cabletel, Inc.
 0%, 2/1/06 (b) B3  130,000  89,700
Jacor Communications Co.
 8 3/4%, 6/15/07 (e) B2  50,000  49,375
Lenfest Communications, Inc.
 8 3/8%, 11/1/05 Ba3  550,000  541,750
NTL, Inc. 10%, 2/15/07 -  270,000  270,625
Olympus Communications LP/
 Olympus Capital Corp.
 10 5/8%, 11/15/06 B1  140,000  146,300
Rogers Cablesystems Ltd.
 yankee 11%, 12/1/15 B2  190,000  208,050
SCI Television, Inc. secured
 11%, 6/30/05 Ba1  150,000  158,250
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  320,000  344,800
TCI Communication, Inc.:
 7 1/4%, 6/15/99 Ba1  330,000  332,521
 6.46%, 3/6/00 Ba1  200,000  196,718
TCI Communications Financing III
 9.65%, 3/31/27 Ba3  440,000  460,830
Tele Communications, Inc.
 9 1/4%, 4/15/02 Ba1  100,000  107,302
Telemundo Group, Inc.
 7%, 2/15/06 (c) B1  200,000  191,500
Telewest PLC 0%, 10/1/07 (b) B1  680,000  491,300
Time Warner, Inc. 7.95%,
 2/1/00 Ba1  190,000  195,337
  6,474,026
ENTERTAINMENT - 0.2%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 (e) B2  180,000  182,700
Cinemark USA, Inc.
 9 5/8%, 8/1/08 B2  140,000  142,100
Viacom, Inc. 8%, 7/7/06 B1  470,000  455,900
  780,700
LEISURE DURABLES & TOYS - 0.1%
Coleman Escrow Corp. secured
 1st priority 0%, 5/15/01 (e) B3  380,000  239,400
LODGING & GAMING - 0.5%
American Skiing Co.
 12%, 7/15/06 B3  370,000  388,500
Courtyard by Marriott II LP/
 Courtyard II Finance Co.,
 Series B, 10 3/4%, 2/1/08 B-  150,000  162,375
HMC Acquisition Properties, Inc.
 9%, 12/15/07 Ba3  250,000  252,500
HMH Properties, Inc.
 9 1/2%, 5/15/05 Ba3  550,000  573,375
Hollywood Casino Corp.
 12 3/4%, 11/1/03 B2  50,000  53,000
Horseshoe Gaming LLC
 9 3/8%, 6/15/07 (e) B3  70,000  70,438
Prime Hospitality Corp.
 9 3/4%, 4/1/07 -  220,000  231,550
 NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Sun International Hotels Ltd./
 Sun International North
 America, Inc. yankee
 9%, 3/15/07 Ba3 $ 260,000 $ 263,900
Wyndham Hotel Corp.
 10 1/2%, 5/15/06 B2  50,000  55,875
  2,051,513
PUBLISHING - 0.1%
Golden Books Publishing, Inc.
 7.65%, 9/15/02 B1  40,000  37,000
News America Holdings, Inc.
 7.70%, 10/30/25 Baa3  200,000  189,384
Sun Media Corp. (e):
 yankee 9 1/2%, 2/15/07 B3  150,000  151,500
 9 1/2%, 5/15/07  B3  60,000  60,600
  438,484
RESTAURANTS - 0.1%
Foodmaker, Inc. 9 3/4%,
 6/1/02 B3  170,000  174,250
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 B1  450,000  468,000
  642,250
TOTAL MEDIA & LEISURE   10,626,373
NONDURABLES - 0.4%
FOODS - 0.2%
Chiquita Brands International, Inc.:
 9 5/8%, 1/15/04 B1  140,000  144,375
 10 1/4%, 11/1/06 B1  220,000  233,200
ConAgra, Inc. 7 1/8%,
 10/1/26 Baa1  150,000  150,666
Specialty Foods Corp. 11 1/8%,
 10/1/02 B3  180,000  178,200
  706,441
HOUSEHOLD PRODUCTS - 0.1%
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  440,000  468,600
TOBACCO - 0.1%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2  150,000  151,143
 6.95%, 6/1/06 A2  140,000  140,466
  291,609
TOTAL NONDURABLES   1,466,650
RETAIL & WHOLESALE - 0.9%
APPAREL STORES - 0.1%
AnnTaylor, Inc. 8 3/4%,
 6/15/00 B3  370,000  371,850
Specialty Retailers, Inc. (e):
 8 1/2%, 7/15/05  Ba3  110,000  109,725
 9%, 7/15/07 B2  20,000  19,900
  501,475

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1 $ 150,000 $ 149,744
 7 1/2%, 7/15/06 Baa1  250,000  254,968
Federated Department
 Stores, Inc.:
  10%, 2/15/01 Baa2  250,000  273,493
  8 1/8%, 10/15/02 Baa2  50,000  52,091
K mart Corp.:
 12 1/2%, 3/1/05 Ba3  440,000  530,200
 7 3/4%, 10/1/12 Ba3  40,000  36,600
 8 1/4%, 1/1/22 Ba3  200,000  182,000
Michaels Stores, Inc. 10 7/8%,
 6/18/06 Ba2  70,000  75,250
Parisian, Inc. 9 7/8%, 7/15/03 B1  240,000  249,600
Penney (J.C.) Co., Inc. 6.95%,
 4/1/00 A2  150,000  151,263
  1,955,209
GROCERY STORES - 0.3%
Kroger Co. 8.15%, 7/15/06 Baa3  125,000  131,795
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  40,000  41,000
 9 5/8%, 5/1/03 B3  620,000  598,300
 0%, 11/1/03 (b) Caa  110,000  75,075
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  180,000  154,800
 8 5/8%, 12/15/03 B3  70,000  56,525
Pueblo Xtra International, Inc.
 9 1/2%, 8/1/03 (e) B3  90,000  86,850
Randalls Food Markets, Inc.
 9 3/8%, 7/1/07 (e) B2  30,000  29,888
  1,174,233
TOTAL RETAIL & WHOLESALE   3,630,917
SERVICES - 0.4%
LEASING & RENTAL - 0.1%
PHH Corp. 5.6775%,
 6/11/98 (g) A2  500,000  499,945
PRINTING - 0.1%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  200,000  205,500
SERVICES - 0.2%
Borg-Warner Security Corp.
 9 5/8%, 3/15/07 (e) B3  110,000  110,550
Orion Network Systems, Inc. unit:
 11 1/4%, 1/15/07 B2  310,000  316,975
 0%, 1/15/07 (b) B2  490,000  279,300
  706,825
TOTAL SERVICES   1,412,270
TECHNOLOGY - 0.4%
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc.:
 7.21%, 7/2/01 Baa1  125,000  126,895
 6 3/8%, 11/30/01 Baa1  300,000  293,667
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Unisys Corp.:
 12%, 4/15/03 B1 $ 260,000 $ 281,450
 11 3/4%, 10/15/04 B1  70,000  75,600
  777,612
ELECTRONICS - 0.2%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba1  330,000  366,300
Fairchild Semiconductor Corp.:
 10 1/8%, 3/15/07 (e) B2  220,000  232,100
 11.74%, 3/15/08 pay-in-
  kind (f) -  210,000  202,398
Viasystems, Inc. 9 3/4%,
 6/1/07 (e) B3  30,000  30,525
  831,323
TOTAL TECHNOLOGY   1,608,935
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
US Air, Inc.:
 10 3/8%, 3/1/13 B1  170,000  186,150
 pass through trust:
  9 5/8%, 2/1/01 B3  80,000  82,400
  10%, 7/1/03 B3  250,000  257,500
  526,050
UTILITIES - 0.9%
CELLULAR - 0.2%
Globalstar LP/Globalstar
 Capital Corp. (e):
  unit 11 3/8%, 2/15/04  B3  180,000  180,000
  11 1/4%, 6/15/04  B3  160,000  149,600
McCaw International Ltd. unit
 0%, 4/15/07 (b)(e) CCC  380,000  182,400
Millicom International Cellular
 SA 0%, 6/1/06 (b) B3  160,000  114,400
Paging Network, Inc.
 8 7/8%, 2/1/06 B2  90,000  81,900
Telesystem International Wireless,
 Inc. 0%, 6/30/07 (b)(e) B-  50,000  26,625
360 Degrees Communications
 Co. 7 1/8%, 3/1/03 Ba1  180,000  179,008
  913,933
ELECTRIC UTILITY - 0.3%
CMS Energy Corp. 8 1/8%,
 5/15/02 Ba3  290,000  292,175
CalEnergy, Inc. 9 1/2%,
 9/15/06 Ba2  100,000  107,000
Cleveland Electric Illuminating
 Co./Toledo Edison Co.
 7.67%, 7/1/04 (e) Ba2  90,000  90,563
Commonwealth Edison Co.
 7 3/8%, 9/15/02 Baa2  170,000  172,518

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Hydro-Quebec yankee
 7.40%, 3/28/25 A2 $ 90,000 $ 97,547
Israel Electric Corp. yankee
 7 7/8%, 12/15/26 (e) A3  120,000  120,848
Long Island Lighting Co.
 8 5/8%, 4/15/04 Ba1  210,000  218,753
NIPSCO Capital Markets, Inc.
 7.39%, 4/1/04 Baa1  100,000  100,906
  1,200,310
TELEPHONE SERVICES - 0.4%
LCI International, Inc.
 7 1/4%, 6/15/07 Ba1  150,000  148,575
MFS Communications, Inc. (b):
 0%, 1/15/04 Ba3  140,000  130,312
 0%, 1/15/06 Ba3  330,000  260,288
McLeodUSA, Inc. 0%, 3/1/07
 (b)(e)  B3  160,000  102,000
Shared Technologies Fairchild
 Communications Corp.
 0%, 3/1/06 (b) Caa  90,000  80,325
Teleport Communications Group,
 Inc. 0%, 7/1/07 (b) B1  290,000  209,163
Winstar Equipment Corp.
 12 1/2%, 3/15/04 (e) CCC+  130,000  127,075
WorldCom, Inc. 7 3/4%,
 4/1/07 Ba1  400,000  409,072
  1,466,810
TOTAL UTILITIES   3,581,053
TOTAL NONCONVERTIBLE CORPORATE BONDS
 (Cost $43,790,129)   44,485,141
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 2.7%
U.S. TREASURY OBLIGATIONS - 2.3%
9 1/4%, 8/15/98 Aaa  50,000  51,789
8%, 8/15/99 Aaa  50,000  51,844
7 3/4%, 12/31/99 Aaa  450,000  466,101
6 5/8%, 6/30/01 Aaa  1,350,000  1,362,650
7 7/8%, 8/15/01 Aaa  2,102,000  2,215,319
10 3/4%, 5/15/03 Aaa  125,000  150,958
7 7/8%, 11/15/04 Aaa  2,550,000  2,752,011
7%, 7/15/06 Aaa  473,000  486,599
12 3/4%, 11/15/10 (callable) Aaa  500,000  693,830
8 7/8%, 2/15/19 Aaa  489,000  598,414
7 1/4%, 2/ 15/23 Aaa  395,000  406,850
6 1/2%, 11/15/26 Aaa  155,000  148,654
  9,385,019
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.4%
Federal Home Loan Bank:
 7.31%, 6/16/04 Aaa  125,000  129,219
 7.56%, 9/1/04 Aaa  50,000  52,375
Federal Home Loan Mortgage
 Corporation 6.783%,
 8/18/05 Aaa  440,000  439,657
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal National Mortgage
 Association:
  6.97%, 4/8/04 Aaa $ 190,000 $ 192,968
  6.44%, 6/21/05 Aaa  250,000  244,960
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank)
 Series 1994-A,
 7.12%, 4/15/06 Aaa  131,683  134,070
U.S. Department of Housing
 and Urban Development
 Government guaranteed
 participation certificates
 Series 1995-A, 8.24%,
 8/1/04 Aaa  20,000  21,603
U.S. Trade Trust Certificates
 (assets of Trust guaranteed
 by U.S. government through
 Export-Import Bank) 6.69%,
 1/15/09 (e) Aaa  200,000  198,804
  1,413,656
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $10,787,191)   10,798,675
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 1.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.1%
7 1/2%, 7/1/27 Aaa  500,000  502,344
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.2%
6%, 3/1/11 to 5/1/11 Aaa  1,962,585  1,898,801
6 1/2%, 2/1/26 to 7/1/26 Aaa  2,421,240  2,319,686
7%, 4/1/26 to 5/1/26 Aaa  494,067  484,804
  4,703,291
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
6%, 5/15/11 to 7/15/11 Aaa  904,957  887,509
8 1/2%, 10/15/26 Aaa  490,919  510,094
  1,397,603
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $6,527,820)   6,603,238
COMMERCIAL MORTGAGE SECURITIES - 0.9%
American Southwest Financial
 Securities Series 1994-C2
 Class B2, 12.79%,
 12/25/01 (e)(g) -  250,000  246,250
Blackrock Capital Funding LLC
 Series 1996 Class C2,
 7.6035%, 11/16/26 (e)(g) Aaa  104,143  105,152

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
BKB Commercial Mortgage Trust
 Series 1997-C1 Class D,
 7.83%, 2/25/43 (e)(g) BBB $ 60,000 $ 60,600
CBA Mortgage Corp. Series
 1993-C1 Class E, 7.76%,
 12/25/03 (e)(g) Ba2  250,000  240,313
CS First Boston Mortgage
 Securities Corp. Series 1995-
 AEWI Class E, 9.7975%,
 11/25/97 (e)(g) -  250,000  251,563
DLJ Mortgage Acceptance Corp.
 Series 1993-MF12 Class B-2,
 10.10%, 9/18/03 (e) -  250,000  250,625
First Chicago/Lennar Trust I,
 Series 1997-CHL1 (g):
  Class D, 8.106%, 5/29/08 -  350,000  334,141
  Class E, 8.106%, 4/1/39  -  320,000  244,600
General Motors Acceptance Corp.
 Commercial Mortgage
 Securities, Inc. Series
 1996-C1 Class F, 7.86%,
 11/15/06 (e) Ba3  250,000  234,253
Kidder Peabody Acceptance
 Corp. sequential pay, Series
 1993-M1 Class A-2,
 7.15%, 4/25/25 Aa2  72,233  72,616
Morgan Stanley Capital One, Inc.:
 sequential pay Series 1997-C1
  Class A-1C, 7.63%,
  2/15/20 Aaa  150,000  155,203
 Series 1996-MBL1 Class E,
  8.661%, 5/25/21 (e)(g) -  94,940  87,166
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class G,
 7.15%, 7/15/28 (e) BB  100,000  87,805
Structured Asset Securities Corp.:
 Series 1993-C1 Class E,
  6.60%, 10/25/24 (e) B  250,000  87,500
 Series 1995-C1 Class E,
  7 3/8%, 9/25/24 (e) BB  1,000,000  890,625
 sequential pay Series 1996
  Class A-2A, 7 3/4%,
  2/25/28 AAA  78,468  79,572
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $3,340,993)   3,427,984
FOREIGN GOVERNMENT OBLIGATIONS (H) - 0.2%
Export Development Corp.
 yankee 8 1/8%, 8/10/99 Aa2  50,000  51,754
Israeli State euro 6 3/8%,
 12/19/01 A3  210,000  206,063
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  125,000  124,990
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa1 $ 250,000 $ 331,500
Quebec Province yankee
 7.22%, 7/22/36 (c) A2  150,000  156,174
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $865,051)   870,481
CERTIFICATES OF DEPOSIT - 1.2%
Banque Nationale de Paris yankee
 5.85%, 9/30/97   200,000  200,054
Bayerische Vereinsbank AG
 yankee 5.56%, 7/14/97   500,000  499,987
Caisse Nationale de Credit Agricole
 yankee 5.60%, 7/21/97   500,000  499,987
Deutsche Bank AG yankee
 6.20%, 4/10/98   500,000  500,392
Landesbank Hessen-Thuringen
 yankee 5.78%, 1/27/98   300,000  299,786
National Westminster Bank PLC
 yankee 5 1/2%, 8/5/97   400,000  399,899
Rabobank Nederlan Coop
 Central yankee:
  5.97%, 3/20/98   200,000  200,115
  6.20%, 4/10/98   200,000  200,157
Royal Bank of Canada yankee
 5.58%, 12/11/97   400,000  399,432
Sanwa Bank Ltd. yankee
 5 3/4%, 8/27/97   500,000  500,025
Societe Generale yankee
 5.55%, 7/28/97   500,000  499,924
SunTrust Bank 5.85%, 11/25/97  500,000  500,155
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $4,699,379)   4,699,913
COMMERCIAL PAPER - 0.8%
AC Acquisition Holding Co.
 5.56%, 7/9/97   275,000  274,615
American General Finance
 Corp. 5.60%, 8/5/97   100,000  99,447
BMW US Capital Corp.
 yankee:
  5.57%, 7/7/97   100,000  99,892
  5.57%, 8/19/97   300,000  297,675
Citibank Credit Card Master Trust I
 (Dakota Certificate Program)
 5.60%, 7/21/97   275,000  274,092
Fina Oil & Chemical Co.
 5.61%, 8/14/97   100,000  99,293
Goldman Sachs Group LP
 5.83%, 1/26/98   200,000  193,478
Merrill Lynch & Co., Inc.
 5.62%, 7/8/97   435,000  434,465
Nationwide Building Society
 yankee 5.32%, 8/11/97   500,000  496,757
New Center Asset Trust
 5.65%, 7/21/97   100,000  99,676

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Unifunding, Inc. yankee:
 5.58%, 9/15/97  $ 200,000 $ 197,613
 5.67%, 11/12/97   300,000  293,700
Westpac Capital Corp. yankee
 5.30%, 8/29/97   165,000  163,479
TOTAL COMMERCIAL PAPER
 (Cost $3,024,500)   3,024,182
BANK NOTES - 0.3%
Bank of Tokyo-Mitsubishi Ltd.
 5.70%, 7/14/97   500,000  500,000
Corestates Bank NA 5.6475%,
 1/30/98 (g)   200,000  199,998
First Bank National Association
 5.5975%, 5/15/98 (g)   200,000  199,874
Sumitomo Bank Ltd. 5.74%,
 7/11/97   500,000  500,000
TOTAL BANK NOTES
 (Cost $1,399,873)   1,399,872
CASH EQUIVALENTS - 1.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account dated 6/30/97
 due 7/1/97:
  at 5.99% $ 13,002  13,000
  at 5.93%  7,727,273  7,726,000
TOTAL CASH EQUIVALENTS   7,739,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $350,688,422)  $ 400,697,625
LEGEND
1. Non-income producing
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,203,792 or 2.5% of net assets.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Fairchild Semiconductor
 Corp. 11.74%, 3/15/08
 pay-in-kind  4/3/97 $ 183,878
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $194,622,823 and $ 86,184,600, respectively, of which U.S. government and government agency obligations aggregated $16,194,987 and $31,811,662, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $22,480 for the period.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 6.1% AAA, AA, A 6.1%
Baa 1.3% BBB 1.9%
Ba 3.1% BB 2.6%
B 4.7% B 4.7%
Caa 0.2% CCC 0.4%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.7% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.6%
United Kingdom   2.7
Netherlands    2.2
France   1.2
Others (individually less than 1%)   4.3
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $350,712,855. Net unrealized appreciation aggregated $49,984,770, of which $53,389,318 related to appreciated investment securities and $3,404,548 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                               $ 400,697,625
securities, at
value (including
repurchase
agreements of
$7,739,000)
(cost $350,688,422)
- See
accompanying
schedule

Cash                                         50,675

Receivable for                               265,717
investments sold

Receivable for fund                          912,902
shares sold

Dividends receivable                         650,045

Interest receivable                          1,124,108

 TOTAL ASSETS                                403,701,072

LIABILITIES

Payable for                   $ 2,277,300
investments
purchased

Payable for fund               2,636
shares redeemed

Accrued management             195,789
fee

Other payables and             94,137
accrued expenses

 TOTAL LIABILITIES                           2,569,862

NET ASSETS                                  $ 401,131,210

Net Assets consist of:

Paid in capital                             $ 338,818,399

Undistributed net                            4,197,523
investment income

Accumulated                                  8,105,402
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                               50,009,886
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                             $ 401,131,210
26,873,048
shares outstanding

NET ASSET VALUE,                             $14.93
offering price
and redemption
price per share
($401,131,210 (divided by)
26,873,048 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                           $ 2,430,378
Dividends

Interest                                                     3,085,128

 TOTAL INCOME                                                5,515,506

EXPENSES

Management fee                                $ 996,258

Transfer agent fees                            125,480

Accounting fees and                            99,808
expenses

Non-interested                                 844
trustees'
compensation

Custodian fees and                             39,036
expenses

Audit                                          20,860

Legal                                          295

Miscellaneous                                  3,741

 Total expenses                                1,286,322
before reductions

 Expense reductions                            (18,339       1,267,983
                                              )

NET INVESTMENT                                               4,247,523
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    8,243,632
securities

 Foreign currency                              (1,344        8,242,288
transactions                                  )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    31,836,736
securities

 Assets and                                    575           31,837,311
liabilities in
 foreign currencies

NET GAIN (LOSS)                                              40,079,599

NET INCREASE                                                $ 44,327,122
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                           $ 15,565
 Expense reductions
  Directed
brokerage
arrangements

  Custodian credits                                          2,774

                                                            $ 18,339

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS      YEAR ENDED
                                    ENDED           DECEMBER 31,
                                    JUNE 30, 1997   1996
                                    (UNAUDITED)

Operations              $ 4,247,523     $ 3,681,563
Net investment
income

 Net realized gain       8,242,288       6,740,985
(loss)

 Change in net           31,837,311      16,385,266
unrealized
appreciation
(depreciation)

 NET INCREASE            44,327,122      26,807,814
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to         -               (3,802,638
shareholders                            )
From net
investment income

 From net realized       (447,876)       (8,710,844
gain                                    )

 TOTAL DISTRIBUTIONS     (447,876)       (12,513,482
                                        )

Share transactions       127,046,008     180,656,312
Net proceeds from
sales of shares

 Reinvestment of         447,876         12,513,482
distributions

 Cost of shares          (23,265,472)    (22,687,189
redeemed                                )

 NET INCREASE            104,228,412     170,482,605
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         148,107,658     184,776,937
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period     253,023,552     68,246,615

 End of period          $ 401,131,210   $ 253,023,552
(including under
(over) distribution
of net investment
income of
$4,197,523 and
$(50,000),
respectively)

OTHER INFORMATION
Shares

 Sold                    9,228,522       14,392,956

 Issued in               32,763          975,606
reinvestment of
distributions

 Redeemed                (1,701,939)     (1,851,290
                                        )

 Net increase            7,559,346       13,517,272
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                      SIX MONTHS ENDED   YEAR ENDED     JANUARY 3, 1995
                      JUNE 30, 1997      DECEMBER 31,   (COMMENCEMENT
                                                        OF OPERATIONS) TO
                                                        DECEMBER 31,

SELECTED PER-SHARE    (UNAUDITED)        1996           1995
DATA

Net asset value,           $ 13.10      $ 11.77     $ 10.00
beginning of period

Income from
Investment
Operations

 Net investment             .18 D        .21         .10
income

 Net realized and           1.67         2.08        2.20
unrealized gain
(loss)

 Total from                 1.85         2.29        2.30
investment
operations



Less Distributions

 From net                   -            (.21)       (.11)
investment income

 From net realized          (.02)        (.75)       (.42)
gain

 Total distributions        (.02)        (.96)       (.53)

Net asset value, end       $ 14.93      $ 13.10     $ 11.77
of period

TOTAL RETURN B, C           14.14%       20.04%      23.02%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of         $ 401,131    $ 253,024   $ 68,247
period (000
omitted)

Ratio of expenses to        .78% A       .87%        1.00% E
average net assets

Ratio of expenses to        .77% A, F    .85% F      1.00%
average net assets
after expense
reductions

Ratio of net                2.59% A      2.63%       1.69%
investment income
to average net
assets

Portfolio turnover rate     56% A        120%        343%

Average commission         $ .0402      $ .0211
rate G


A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE
TOTAL RETURNS SHOWN. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR
AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN
HIGHER. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1   PAST 5   PAST 10
JUNE 30, 1997                   YEAR     YEARS    YEARS

EQUITY-INCOME                   25.66%   20.09%   13.66%

S&P 500(registered trademark)   34.70%   19.78%   14.64%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. In turn, the share price and
return of a fund that invests in stocks will vary.
That means if you sell your shares during a
market downturn, you might lose money. But if
you can ride out the market's ups and downs,
you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10380.95                    10507.00
  1987/08/31      10666.67                    10898.91
  1987/09/30      10442.79                    10660.22
  1987/10/31       8404.96                     8364.01
  1987/11/30       8028.88                     7674.82
  1987/12/31       8439.31                     8258.87
  1988/01/31       9039.55                     8606.57
  1988/02/29       9487.50                     9007.64
  1988/03/31       9322.33                     8729.30
  1988/04/30       9476.65                     8826.20
  1988/05/31       9603.73                     8902.98
  1988/06/30      10150.11                     9311.63
  1988/07/31      10131.73                     9276.25
  1988/08/31       9957.04                     8960.85
  1988/09/30      10252.91                     9342.59
  1988/10/31      10429.84                     9602.31
  1988/11/30      10262.22                     9465.00
  1988/12/31      10355.90                     9630.63
  1989/01/31      10995.50                    10335.60
  1989/02/28      10939.07                    10078.24
  1989/03/31      11176.01                    10313.06
  1989/04/30      11607.33                    10848.31
  1989/05/31      11952.38                    11287.67
  1989/06/30      11960.57                    11223.33
  1989/07/31      12657.87                    12236.79
  1989/08/31      12861.25                    12476.64
  1989/09/30      12716.66                    12425.48
  1989/10/31      11983.01                    12137.21
  1989/11/30      12051.48                    12384.81
  1989/12/31      12152.05                    12682.05
  1990/01/31      11331.37                    11831.08
  1990/02/28      11398.51                    11983.70
  1990/03/31      11417.31                    12301.27
  1990/04/30      11021.46                    11993.74
  1990/05/31      11750.66                    13163.13
  1990/06/30      11633.66                    13073.62
  1990/07/31      11349.14                    13031.78
  1990/08/31      10442.90                    11853.71
  1990/09/30       9632.82                    11276.43
  1990/10/31       9387.20                    11227.94
  1990/11/30      10060.00                    11953.27
  1990/12/31      10294.08                    12286.77
  1991/01/31      10846.12                    12822.47
  1991/02/28      11593.01                    13739.28
  1991/03/31      11833.50                    14071.77
  1991/04/30      11888.80                    14105.54
  1991/05/31      12541.30                    14714.90
  1991/06/30      12028.50                    14040.96
  1991/07/31      12710.42                    14695.26
  1991/08/31      12978.71                    15043.54
  1991/09/30      12889.63                    14792.31
  1991/10/31      13104.27                    14990.53
  1991/11/30      12539.43                    14386.41
  1991/12/31      13530.38                    16032.22
  1992/01/31      13713.06                    15734.02
  1992/02/29      14158.37                    15938.56
  1992/03/31      13984.88                    15627.76
  1992/04/30      14422.98                    16087.22
  1992/05/31      14538.27                    16166.04
  1992/06/30      14410.99                    15925.17
  1992/07/31      14852.62                    16576.51
  1992/08/31      14527.21                    16236.69
  1992/09/30      14678.01                    16428.28
  1992/10/31      14853.73                    16485.78
  1992/11/30      15392.59                    17047.95
  1992/12/31      15815.27                    17257.64
  1993/01/31      16287.37                    17402.60
  1993/02/28      16653.24                    17639.28
  1993/03/31      17149.52                    18011.46
  1993/04/30      17078.21                    17575.59
  1993/05/31      17387.21                    18046.61
  1993/06/30      17591.73                    18098.95
  1993/07/31      17831.07                    18026.55
  1993/08/31      18513.20                    18709.76
  1993/09/30      18442.42                    18565.69
  1993/10/31      18611.07                    18950.00
  1993/11/30      18285.82                    18769.98
  1993/12/31      18708.50                    18997.10
  1994/01/31      19532.45                    19643.00
  1994/02/28      19029.45                    19110.67
  1994/03/31      18233.36                    18277.45
  1994/04/30      18861.65                    18511.40
  1994/05/31      19041.17                    18814.98
  1994/06/30      18923.53                    18354.02
  1994/07/31      19555.60                    18956.03
  1994/08/31      20561.76                    19733.23
  1994/09/30      20224.91                    19249.76
  1994/10/31      20640.04                    19682.88
  1994/11/30      19965.45                    18966.03
  1994/12/31      20030.39                    19247.30
  1995/01/31      20343.57                    19746.38
  1995/02/28      21119.27                    20515.90
  1995/03/31      21848.51                    21121.32
  1995/04/30      22456.18                    21743.34
  1995/05/31      23132.91                    22612.42
  1995/06/30      23465.27                    23137.71
  1995/07/31      24368.32                    23904.96
  1995/08/31      24673.96                    23964.96
  1995/09/30      25493.12                    24976.28
  1995/10/31      25199.77                    24887.12
  1995/11/30      26289.34                    25979.66
  1995/12/31      27059.54                    26480.03
  1996/01/31      27845.91                    27381.41
  1996/02/29      27939.44                    27635.23
  1996/03/31      28233.54                    27901.36
  1996/04/30      28601.16                    28312.63
  1996/05/31      28909.97                    29042.81
  1996/06/30      28645.28                    29153.46
  1996/07/31      27248.30                    27865.46
  1996/08/31      27807.09                    28453.15
  1996/09/30      28998.20                    30054.49
  1996/10/31      29468.75                    30883.39
  1996/11/30      31439.22                    33217.87
  1996/12/31      30924.55                    32559.82
  1997/01/31      32130.35                    34594.16
  1997/02/28      32486.30                    34865.38
  1997/03/31      31278.87                    33432.76
  1997/04/30      32388.40                    35428.69
  1997/05/31      34395.33                    37585.59
  1997/06/30      35994.36                    39269.43
Let's say hypothetically $10,000 was invested in Equity-Income Portfolio on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $35,994 - a 259.94% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                        % OF FUND'S
                                        INVESTMENTS

General Electric Co.                    3.2

Philip Morris Companies, Inc.           2.7

British Petroleum PLC ADR               1.9

Federal National Mortgage Association   1.6

Royal Dutch Petroleum Co.               1.6

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                      % OF FUND'S
                      INVESTMENTS

Finance               19.9

Energy                12.9

Nondurables           7.4

Health                7.1

Aerospace & Defense   6.8

ASSET ALLOCATION AS OF JUNE 30, 1997 *
Row: 1, Col: 1, Value: 5.8
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 93.0
Stocks  93.0%
Bonds  1.2%
Short-term investments 5.8%
FOREIGN INVESTMENTS 10.2%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




An interview with Stephen Petersen, Portfolio Manager of Equity-Income
Portfolio
Q. STEVE, HOW DID THE FUND PERFORM?
A. For the six- and 12-month periods ending June 30, 1997, the fund underperformed the Standard & Poor's 500 index, which returned 20.61% for the six-month period and 34.70% for the 12-month period.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 INDEX, ESPECIALLY OVER THE PAST SIX MONTHS?
A. In general, when you compare the performance of most actively managed diversified funds, like this one, against the S&P 500 index's performance over the period, very few beat the index. In fact, in the first quarter of 1997, less than 9% of all fund managers did so. That's because the index was heavily weighted in a small number of very large-capitalization stocks, and those stocks were the top performers over the period. Diversified funds, by definition, own stocks of several different cap sizes, not just large-cap stocks. In addition, many of the top stocks that contributed to the S&P 500 index's performance, such as technology giant Microsoft, don't pay dividends, and are therefore not the kind of stocks this fund tends to own.
Q. SINCE YOU TOOK OVER THE FUND IN EARLY JANUARY, HAVE YOU CHANGED ITS POSITIONING?
A. Somewhat. In general, I looked for stocks with good dividend yields and attractive valuation characteristics, such as the price-to-earnings ratio. Over the period, I restructured the portfolio so it owned more of those kinds of stocks. Going forward, my universe will be large-capitalization, income-producing common stocks, as well as stocks that are down and out but have great upside potential.
Q. WHAT WERE SOME OF THE FUND'S POSITIVE PERFORMERS DURING THE PERIOD?
A. General Electric, the fund's largest holding, showed consistently strong earnings growth and performed better than initial expectations. Philip Morris, another top five holding, continued to look strong. Over the period, much of its earnings came from its food business and its tobacco business outside the U.S. So, Philip Morris' major growth was outside of the areas of the company affected by the litigation against the tobacco industry.
Q. FINANCIAL STOCKS - WHICH MADE UP ABOUT 20% OF THE FUND AT THE END OF THE PERIOD - GENERALLY DID WELL OVER THE PERIOD. WHY IS THAT AND HOW DID YOU TAKE ADVANTAGE OF THIS TREND?
A. Basically, financial stocks, which tend to do well when interest rates are low, benefited from the interest rate environment over the period. Over the past six months, many banks generated more capital than they needed to run their businesses, and they invested it by buying back their own stock. In addition, both acquiring and acquired financial companies benefited from recent mergers.
Q. WHAT WAS YOUR TOP-WEIGHTED FINANCIAL STOCK?
A. Financial service company Fannie Mae - the Federal National Mortgage Association - which buys mortgages, packages them, creates securities and then sells them back to the marketplace, was the fund's top financial stock. It did well during the period.
Q. DID YOU EXPERIENCE ANY DISAPPOINTMENTS OVER THE PERIOD?
A. Sure. I expected to see a significant lift in the performance of cyclical stocks and positioned the fund accordingly. Unfortunately, cyclicals - those stocks whose performance is closely associated with the strength of the economy - didn't perform well relative to growth-oriented stocks over the period.
Q. STEVE, HOW DOES THE FUND LOOK GOING FORWARD?
A. Generally, I will be sticking with what I call the winners in the portfolio - large-cap, steady earnings-growth companies with attractive fundamentals and valuations. In addition, I will continue to look for attractive, overlooked or oversold types of companies, which I believe show some interesting possibilities going forward.



FUND FACTS
GOAL: seeks reasonable income by investing primarily in income producing equity securities to provide current income and increase the value of the fund's shares
START DATE: October 9,1986
SIZE: as of June 30, 1997, more than $8.5 billion
MANAGER: Stephen Petersen, since January
1997; joined Fidelity in 1980
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.3%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 6.8%
AEROSPACE & DEFENSE - 3.8%
AlliedSignal, Inc.   1,055,100 $ 88,628,379
Boeing Co.   1,668,000  88,508,250
GenCorp, Inc.   200,000  4,625,000
Gulfstream Aerospace Corp. (a)  246,200  7,262,900
Lockheed Martin Corp.   850,603  88,090,573
Textron, Inc.   60,000  3,982,500
Thiokol Corp.   376,700  26,369,000
United Technologies Corp.   258,800  21,480,400
  328,947,002
DEFENSE ELECTRONICS - 2.1%
Litton Industries, Inc. (a)  842,500  40,703,281
Northrop Grumman Corp.   874,500  76,792,031
Raytheon Co.   1,276,000  65,076,000
  182,571,312
SHIP BUILDING & REPAIR - 0.9%
General Dynamics Corp.   991,500  74,362,500
Newport News Shipbuilding, Inc.   60,000  1,166,250
  75,528,750
TOTAL AEROSPACE & DEFENSE   587,047,064
BASIC INDUSTRIES - 6.7%
CHEMICALS & PLASTICS - 2.6%
Air Products & Chemicals, Inc.   184,600  14,998,750
du Pont (E.I.) de Nemours & Co.   330,000  20,748,750
Goodrich (B.F.) Co.   91,300  3,954,431
Great Lakes Chemical Corp.   336,400  17,618,950
Hercules, Inc.   228,600  10,944,225
Millennium Chemicals, Inc.   500,000  11,375,000
Monsanto Co.   1,644,000  70,794,750
Olin Corp.   243,300  9,503,906
Union Carbide Corp.   960,000  45,180,000
Witco Corp.   403,700  15,315,369
  220,434,131
IRON & STEEL - 0.4%
Aeroquip Vickers, Inc.   48,700  2,301,075
Allegheny Teledyne, Inc.   300,700  8,118,900
Inland Steel Industries, Inc.   631,300  16,492,713
Quanex Corp.   61,000  1,871,938
USX-U.S. Steel Group  124,100  4,351,256
  33,135,882
METALS & MINING - 2.0%
Alcan Aluminium Ltd.   1,400,000  47,760,113
Alumax, Inc. (a)  835,000  31,677,813
Aluminum Co. of America  740,900  55,845,338
Harsco Corp.   264,700  10,720,350
Inco Ltd.   551,093  16,465,133
Kaiser Aluminum Corp. (a)  250,000  3,062,500
Metallgesellschaft AG Ord. (a)  222,500  4,629,734
Noranda, Inc.   200,000  4,309,564
  174,470,545
PACKAGING & CONTAINERS - 0.0%
Owens-Illinois, Inc. (a)  108,600  3,366,600
PAPER & FOREST PRODUCTS - 1.7%
Boise Cascade Corp.   385,400  13,609,438
Champion International Corp.   485,000  26,796,250
Domtar, Inc.   627,300  5,543,085

 SHARES VALUE (NOTE 1)
Georgia-Pacific Corp.   191,800 $ 16,374,925
Kimberly-Clark Corp.   656,300  32,650,925
Weyerhaeuser Co.   933,500  48,542,000
  143,516,623
TOTAL BASIC INDUSTRIES   574,923,781
CONSTRUCTION & REAL ESTATE - 1.2%
BUILDING MATERIALS - 0.8%
American Standard Companies, Inc.   45,100  2,018,225
Coltec Industries, Inc. (a)  1,371,600  26,746,200
Masco Corp.   1,045,400  43,645,450
  72,409,875
ENGINEERING - 0.2%
EG & G, Inc.   389,900  8,772,750
Fluor Corp.   120,500  6,650,094
  15,422,844
REAL ESTATE - 0.0%
Boston Properties, Inc.   78,500  2,158,750
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Equity Residential Properties Trust (SBI)  300,000  14,250,000
Weeks Corp.   170,500  5,328,125
  19,578,125
TOTAL CONSTRUCTION & REAL ESTATE   109,569,594
DURABLES - 3.0%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Chrysler Corp.   142,000  4,659,375
Cummins Engine Co., Inc.   138,000  9,737,625
Eaton Corp.   347,400  30,332,363
General Motors Corp.   300,000  16,706,250
Johnson Controls, Inc.   55,000  2,258,438
Modine Manufacturing Co.   98,100  2,918,475
Snap-on Tools Corp.   455,150  17,921,531
Standard Products Co.   76,700  1,936,675
TRW, Inc.   34,700  1,971,394
  88,442,126
CONSUMER DURABLES - 0.6%
Minnesota Mining &
 Manufacturing Co.   504,000  51,408,000
CONSUMER ELECTRONICS - 0.9%
Maytag Co.   688,900  17,997,513
Sunbeam-Oster, Inc.   1,168,400  44,107,100
Whirlpool Corp.   225,000  12,276,563
  74,381,176
TEXTILES & APPAREL - 0.5%
Dexter Corp.   353,700  11,318,400
Reebok International Ltd.   687,700  32,149,975
Stride Rite Corp.   191,700  2,468,138
  45,936,513
TOTAL DURABLES   260,167,815
ENERGY - 12.6%
ENERGY SERVICES - 1.2%
Halliburton Co.   25,000  1,981,250
Dresser Industries, Inc.   271,700  10,120,825
Schlumberger Ltd.   696,100  87,012,500
  99,114,575
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 11.4%
Amerada Hess Corp.   464,500 $ 25,808,781
Amoco Corp.   365,000  31,732,188
Atlantic Richfield Co.   630,000  44,415,000
British Petroleum PLC ADR  2,181,180  163,315,853
Burlington Resources, Inc.   566,700  25,005,638
Chevron Corp.   929,600  68,732,300
Exxon Corp.   1,500,000  92,250,000
Mobil Corp.   302,600  21,144,175
Occidental Petroleum Corp.   1,665,200  41,734,075
Pennzoil Co.   850,400  65,268,200
Phillips Petroleum Co.   412,500  18,046,875
Royal Dutch Petroleum Co.   2,498,000  135,828,750
Texaco, Inc.   580,000  63,075,000
Tosco Corp.   649,800  19,453,388
Total SA:
 Class B  831,600  84,005,714
 sponsored ADR  200,800  10,165,500
USX-Marathon Group   1,178,600  34,032,075
Unocal Corp.   1,116,517  43,334,816
  987,348,328
TOTAL ENERGY   1,086,462,903
FINANCE - 18.8%
BANKS - 9.1%
Bank of New York Co., Inc.   1,715,700  74,632,950
Bank of Nova Scotia Halifax  195,400  8,562,416
BankBoston Corp.   801,100  57,729,269
BankAmerica Corp.   1,562,000  100,846,625
Chase Manhattan Corp.   385,700  37,437,006
Citicorp  974,400  117,476,100
Comerica, Inc.   505,000  34,340,000
Credit Suisse Group (Reg.)  150,400  19,295,245
First Bank System, Inc.   592,530  50,587,249
National Bank of Canada  500,000  6,265,165
National City Corp.   976,335  51,257,588
NationsBank Corp.   1,426,800  92,028,600
Norwest Corp.   579,000  32,568,750
Royal Bank of Canada  400,000  18,121,899
U.S. Bancorp  728,700  46,727,888
Wells Fargo & Co.   144,900  39,050,550
  786,927,300
CREDIT & OTHER FINANCE - 2.8%
American Express Co.   955,172  71,160,314
Beneficial Corp.   304,700  21,652,744
Edper Group Ltd. (The)
 Class A (ltd. vtg.)  400,000  6,678,014
First Chicago NBD Corp.   1,384,100  83,738,050
Household International, Inc.   345,000  40,515,938
Transamerica Corp.   169,100  15,821,419
  239,566,479
FEDERAL SPONSORED CREDIT - 1.7%
Federal Home Loan Mortgage
 Corporation  403,600  13,873,750
Federal National Mortgage
 Association  3,115,300  135,904,963
  149,778,713
INSURANCE - 4.0%
Aetna, Inc.   282,700  28,941,413
Allstate Corp.   1,154,999  84,314,927
Brascan Ltd. Class A  1,000,000  24,734,726
CIGNA Corp.   20,000  3,550,000

 SHARES VALUE (NOTE 1)
Fremont General Corp.   423,924 $ 17,062,941
General Re Corp.   110,000  20,020,000
Hartford Financial Services Group, Inc.   663,300  54,888,075
Marsh & McLennan Companies, Inc.   150,600  10,749,075
Norwich Union PLC (a)  844,900  4,493,784
Provident Companies, Inc.   241,600  12,925,600
Providian Financial Corp. (a)  150,000  4,818,750
Reliastar Financial Corp.   509,621  37,266,036
Travelers Group, Inc. (The)  711,667  44,879,479
  348,644,806
SAVINGS & LOANS - 0.9%
Ahmanson (H.F.) & Co.   109,900  4,725,700
Great Western Financial Corp.   934,100  50,207,875
TCF Financial Corp.   25,600  1,264,000
Washington Mutual, Inc.   273,800  16,359,550
  72,557,125
SECURITIES INDUSTRY - 0.3%
Bear Stearns Companies, Inc.   210,000  7,179,375
First Marathon Inc. Class A (non-vtg.)  299,400  4,228,660
Lehman Brothers Holdings, Inc.   440,200  17,828,100
  29,236,135
TOTAL FINANCE   1,626,710,558
HEALTH - 7.1%
DRUGS & PHARMACEUTICALS - 4.3%
American Home Products Corp.   1,473,000  112,684,500
Barr Laboratories, Inc. (a)(d)  1,391,650  61,232,600
Bristol-Myers Squibb Co.   1,350,800  109,414,800
Merck & Co., Inc.   37,000  3,829,500
Novartis AG (Reg.)  13,300  21,239,959
Pharmacia & Upjohn, Inc.   427,100  14,841,725
Schering-Plough Corp.   1,020,000  48,832,500
  372,075,584
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
Allegiance Corp.   393,500  10,722,875
Bausch & Lomb, Inc.   250,000  11,781,250
Cardiac Control Systems, Inc. (a)  79,800  64,838
Cardinal Health, Inc.   618,500  35,409,125
Johnson & Johnson  40,000  2,575,000
U.S. Surgical Corp.   909,608  33,882,879
  94,435,967
MEDICAL FACILITIES MANAGEMENT - 1.7%
Beverly Enterprises, Inc. (a)(d)  5,222,000  84,857,500
Columbia/HCA Healthcare Corp.   1,522,350  59,847,384
  144,704,884
TOTAL HEALTH   611,216,435
HOLDING COMPANIES - 0.5%
CINergy Corp.   415,000  14,447,188
Norfolk Southern Corp.   283,400  28,552,550
  42,999,738
INDUSTRIAL MACHINERY & EQUIPMENT - 6.7%
ELECTRICAL EQUIPMENT - 3.6%
General Electric Co.   4,191,100  273,993,163
Westinghouse Electric Corp.   1,489,900  34,453,938
  308,447,101
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
Cooper Industries, Inc.   60,000  2,985,000
Caterpillar, Inc.   309,500  33,232,563
Harnischfeger Industries, Inc.   279,600  11,603,400
Ingersoll-Rand Co.   430,000  26,552,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Parker-Hannifin Corp.   50,000 $ 3,034,375
Stewart & Stevenson Services, Inc.   283,500  7,371,000
Tyco International Ltd.   962,742  66,970,740
  151,749,578
POLLUTION CONTROL - 1.3%
Browning-Ferris Industries, Inc.   958,700  31,876,775
Safety Kleen Corp.   313,200  5,285,250
Waste Management, Inc.   2,405,200  77,267,050
  114,429,075
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   574,625,754
MEDIA & LEISURE - 3.3%
BROADCASTING - 0.0%
Ascent Entertainment Group, Inc.   119,365  1,089,205
ENTERTAINMENT - 1.3%
All American Communications, Inc. (a)  260,534  3,940,577
MGM Grand, Inc. (a)  266,400  9,856,800
Viacom, Inc. Class B (non-vtg.) (a)  3,148,500  94,455,000
  108,252,377
LEISURE DURABLES & TOYS - 0.6%
Brunswick Corp.   375,400  11,731,250
Hasbro, Inc.   1,559,450  44,249,394
  55,980,644
LODGING & GAMING - 0.4%
ITT Corp. (a)  520,000  31,752,500
Mirage Resorts, Inc. (a)  157,400  3,974,350
  35,726,850
PUBLISHING - 1.0%
ACNielsen Corp. (a)  336,000  6,594,000
Cognizant Corp.   353,700  14,324,850
Harcourt General, Inc.   449,500  21,407,438
Hollinger International, Inc. Class A  1,894,400  21,193,600
Houghton Mifflin Co.   1,600  106,800
McGraw-Hill, Inc.   324,800  19,102,300
  82,728,988
TOTAL MEDIA & LEISURE   283,778,064
NONDURABLES - 7.4%
BEVERAGES - 0.5%
Anheuser-Busch Companies, Inc.   902,400  37,844,400
PepsiCo, Inc.   150,000  5,634,375
  43,478,775
FOODS - 0.9%
General Mills, Inc.   819,450  53,366,681
Heinz (H.J.) Co.   176,100  8,122,613
Kellogg Co.   124,800  10,686,000
Ralston Purina Co.   110,000  9,040,625
  81,215,919
HOUSEHOLD PRODUCTS - 2.5%
Avon Products, Inc.   86,100  6,075,431
Dial Corp.   517,300  8,082,813
Gillette Co.   200,700  19,016,325
Premark International, Inc.   25,000  668,750
Procter & Gamble Co.   410,800  58,025,500
Rubbermaid, Inc.   1,010,400  30,059,400

 SHARES VALUE (NOTE 1)
Tambrands, Inc.   100,000 $ 4,987,500
Unilever PLC Ord.  1,705,400  48,873,030
Unilever NV:
 Ord.   3,100  652,166
 ADR  200,000  42,812,500
  219,253,415
TOBACCO - 3.5%
BAT Industries PLC Ord.   1,349,500  12,075,005
Gallaher Group PLC sponsored ADR (a)  365,700  6,742,594
Philip Morris Companies, Inc.   5,220,100  231,641,938
RJR Nabisco Holdings Corp.   1,333,400  44,002,200
Universal Corp.   182,600  5,797,550
  300,259,287
TOTAL NONDURABLES   644,207,396
PRECIOUS METALS - 0.3%
Newmont Mining Corp.   567,200  22,120,800
RETAIL & WHOLESALE - 5.2%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  290,100  1,513,959
Footstar, Inc. (a)  362,600  9,472,925
Limited, Inc. (The)  909,900  18,425,475
  29,412,359
DRUG STORES - 0.2%
Rite Aid Corp.   337,100  16,812,863
GENERAL MERCHANDISE STORES - 2.9%
Coles Myer Ltd.   1,252,000  6,502,059
Consolidated Stores Corp. (a)  2,270,156  78,887,930
Dayton Hudson Corp.   140,000  7,446,250
Federated Department Stores, Inc. (a)  656,400  22,809,900
Sears, Roebuck & Co.   390,000  20,962,500
Wal-Mart Stores, Inc.   1,929,000  65,224,313
Woolworth Corp. (a)  2,061,200  49,468,800
  251,301,752
GROCERY STORES - 0.1%
American Stores Co.   147,200  7,268,000
RETAIL & WHOLESALE, MISCELLANEOUS - 1.7%
Staples, Inc. (a)  1,845,700  42,912,525
Tandy Corp.   852,500  47,740,000
Toys "R" Us, Inc. (a)  1,180,000  41,300,000
U.S. Office Products Co. (a)  513,300  15,687,731
  147,640,256
TOTAL RETAIL & WHOLESALE   452,435,230
SERVICES - 0.8%
LEASING & RENTAL - 0.0%
Hanover Compressor Co.   6,300  122,850
PRINTING - 0.7%
Deluxe Corp.   486,600  16,605,225
Donnelley (R.R.) & Sons Co.   568,400  20,817,650
Ennis Business Forms, Inc.   196,700  1,893,238
Harland (John H.) Co.   1,051,300  23,982,781
  63,298,894
SERVICES - 0.1%
Dun & Bradstreet Corp.   368,800  9,681,000
TOTAL SERVICES   73,102,744
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - 3.8%
COMMUNICATIONS EQUIPMENT - 0.4%
Alcatel Alsthom Compagnie
 Generale d'Electricite SA  263,200 $ 32,943,641
COMPUTER SERVICES & SOFTWARE - 0.2%
Electronic Data Systems Corp.   262,800  10,774,800
Sabre Group Holdings, Inc. Class A (a)  178,800  4,849,950
  15,624,750
COMPUTERS & OFFICE EQUIPMENT - 1.5%
International Business Machines Corp.   700,000  63,131,250
Pitney Bowes, Inc.   791,000  54,974,500
Silicon Graphics, Inc. (a)  344,200  5,163,000
Xerox Corp.   100,000  7,887,500
  131,156,250
ELECTRONICS - 1.0%
AMP, Inc.   499,400  20,849,950
Intel Corp.   359,000  50,910,688
Thomas & Betts Corp.   214,800  11,290,425
  83,051,063
PHOTOGRAPHIC EQUIPMENT - 0.7%
Eastman Kodak Co.   708,500  54,377,375
Polaroid Corp.   200,000  11,100,000
  65,477,375
TOTAL TECHNOLOGY   328,253,079
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.7%
Northwest Airlines Corp. Class A (a)  1,523,500  55,417,313
Viad Corp.   275,800  5,309,150
  60,726,463
RAILROADS - 0.4%
CSX Corp.   635,200  35,253,600
TOTAL TRANSPORTATION   95,980,063
UTILITIES - 6.0%
ELECTRIC UTILITY - 2.2%
Allegheny Power System, Inc.   975,000  26,020,313
American Electric Power Co., Inc.   967,700  40,643,400
Central Maine Power Co.   602,500  7,455,938
CILCORP, Inc.   76,300  3,142,606
Consolidated Edison Co. of
 New York, Inc.   279,100  8,216,006
DPL, Inc.   637,300  15,693,513
Duke Power Co.   50,000  2,396,875
Entergy Corp.   1,439,500  39,406,313
Illinova Corp.   250,000  5,500,000
Niagara Mohawk Power Corp. (a)  1,006,700  8,619,869
PG&E Corp.   648,400  15,723,700
PacifiCorp.   200,000  4,400,000
Pinnacle West Capital Corp.   338,600  10,179,163
  187,397,696
GAS - 0.6%
MCN Corp.   400,000  12,250,000
Nova Corp.   650,000  5,555,354
Pacific Enterprises  285,400  9,596,575
Questar Corp.   713,700  28,815,638
  56,217,567

 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 3.2%
Ameritech Corp.   643,700 $ 43,731,369
AT&T Corp.   113,500  3,979,594
ALLTEL Corp.   508,900  17,016,344
BCE, Inc.   700,000  19,469,091
Bell Atlantic Corp.   365,000  27,694,375
BellSouth Corp.   525,000  24,346,875
Comsat Corp., Series 1  244,200  5,815,013
Frontier Corp.   200,000  3,987,500
MCI Communications Corp.   270,100  10,339,766
Manitoba Telecom Services, Inc.   250,000  2,661,790
NYNEX Corp.   740,000  42,642,500
SBC Communications, Inc.   195,000  12,065,625
Sprint Corp.   312,500  16,445,313
Telus Corp.   450,000  8,262,413
WorldCom, Inc. (a)  1,103,800  35,321,600
  273,779,168
TOTAL UTILITIES   517,394,431
TOTAL COMMON STOCKS
 (Cost $6,217,569,762)   7,890,995,449
CONVERTIBLE PREFERRED STOCKS - 1.7%
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Vornado Realty Trust $3.25, Series A  127,600  6,906,350
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  219,200  5,370,400
ENERGY - 0.1%
OIL & GAS - 0.1%
Unocal Capital Trust $3.125  100,000  5,637,500
FINANCE - 1.1%
INSURANCE - 0.8%
Aetna, Inc. Class C 6 1/4%  760,000  71,250,000
SECURITIES INDUSTRY - 0.3%
Salomon, Inc. $2.03  840,700  28,899,063
TOTAL FINANCE   100,149,063
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd.
 $3.00, Series C (b)  183,200  9,114,200
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Evergreen Media Corp. $3.00 (b)  187,200  10,202,400
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Wang Labs, Inc. $3.25  (b)  80,000  4,040,000
Wang Labs, Inc. $3.25   157,600  7,958,800
  11,998,800
UTILITIES - 0.0%
GAS - 0.0%
MCN Corp. $4.00  25,100  1,364,813
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $122,619,633)   150,743,526
CONVERTIBLE BONDS - 1.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
CONSTRUCTION & REAL ESTATE - 0.4%
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Liberty Property 8%, 7/1/01 Ba2 $ 27,985,000 $ 34,701,400
DURABLES - 0.1%
CONSUMER ELECTRONICS - 0.1%
Matsushita Electric Industrial Co. Ltd.:
 1.30%, 3/29/02 Aa2 JPY 410,000,000  5,114,048
 1.40%, 3/31/04 Aa2 JPY 190,000,000  2,369,925
  7,483,973
ENERGY - 0.2%
OIL & GAS - 0.2%
Pennzoil Co.
 4 3/4%, 10/1/03 Baa3  9,820,000  12,532,775
MEDIA & LEISURE - 0.0%
LODGING & GAMING - 0.0%
Hilton Hotels Corp.
 5%, 5/15/06 Baa2  3,670,000  3,899,375
RETAIL & WHOLESALE - 0.2%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Home Depot, Inc.
 3 1/4%, 10/1/01 A1  5,000,000  5,687,500
U.S. Office Products Co.
 5 1/2%, 2/1/01 B3  10,000,000  12,250,000
  17,937,500
TECHNOLOGY - 0.3%
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Unisys Corp.
 8 1/4%, 3/15/06 B3  17,981,000  23,734,920
TOTAL CONVERTIBLE BONDS
 (Cost $93,124,832)   100,289,943
CASH EQUIVALENTS - 5.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 498,485,098  498,403,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $6,931,717,227)  $ 8,640,431,918
CURRENCY ABBREVIATIONS
JPY - Japanese yen
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,356,600 or 0.3% of net assets.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Barr Laboratories, Inc.  $ - $ 5,029,783 $ - $ 61,232,600
Beverly Enterprises, Inc.   -  3,388,955  -  84,857,500
Integramed America,
 Inc.   -  166,375  -  -
Synetic, Inc.   -  40,768,344  -  -
TOTALS  $ - $ 49,353,457 $ - $146,090,100
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $2,976,701,733 and $2,433,124,647, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $623,898 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.2% AAA, AA, A 0.1%
Baa 0.2% BBB 0.2%
Ba 0.4% BB 0.0%
B 0.4% B 0.4%
Caa 0.0% CCC 0.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.8%
United Kingdom   2.7
Netherlands    2.1
Canada   2.1
France   1.5
Netherland Antilles   1.0
Others (individually less than 1%)   0.8
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $6,939,210,994. Net unrealized appreciation aggregated $1,701,220,924, of which $1,768,591,981 related to appreciated investment securities and $67,371,057 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                                   $ 8,640,431,918
securities, at
value (including
repurchase
agreements of
$498,403,000) (cost
$6,931,717,227) -
See accompanying
schedule

Cash                                             63,975

Receivable for                                   59,449,914
investments sold

Receivable for fund                              7,030,723
shares sold

Dividends receivable                             12,137,083

Interest receivable                              1,916,557

Other receivables                                115,759

 TOTAL ASSETS                                    8,721,145,929

LIABILITIES

Payable for                     $ 126,839,504
investments
purchased

Payable for fund                 1,307,053
shares redeemed

Accrued management               3,492,405
fee

Other payables and               559,932
accrued expenses

 TOTAL LIABILITIES                               132,198,894

NET ASSETS                                      $ 8,588,947,035

Net Assets consist of:

Paid in capital                                 $ 6,566,052,739

Undistributed net                                64,214,928
investment income

Accumulated                                      249,987,580
undistributed net
realized gain (loss)
on investments and
foreign
currency
transactions

Net unrealized                                   1,708,691,788
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                                 $ 8,588,947,035
389,282,331
shares outstanding

NET ASSET VALUE,                                 $22.06
offering price
and redemption
price per
share
($8,588,947,035 (divided by)
389,282,331
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                            $ 74,933,797
Dividends

Interest                                                      11,519,913

 TOTAL INCOME                                                 86,453,710

EXPENSES

Management fee                                $ 18,948,541

Transfer agent fees                            2,670,034

Accounting fees and                            405,779
expenses

Non-interested                                 18,445
trustees'
compensation

Custodian fees and                             92,149
expenses

Registration fees                              48,392

Audit                                          35,310

Legal                                          10,069

Miscellaneous                                  238,137

 Total expenses                                22,466,856
before reductions

 Expense reductions                            (557,661       21,909,195
                                              )

NET INVESTMENT                                                64,544,515
INCOME

REALIZED AND
UNREALIZED
 GAIN (LOSS)
Net realized gain
(loss) on:

 Investment                                    265,331,361
securities (including

 realized gain of
$12,689,716
 on sales of
investments in
 affiliated issuers)

 Foreign currency                              (16,911        265,314,450
transactions                                  )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    847,590,904
securities

 Assets and                                    (17,469        847,573,435
liabilities in                                )
 foreign currencies

NET GAIN (LOSS)                                               1,112,887,885

NET INCREASE                                                 $ 1,177,432,400
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                            $ 553,138
 Expense reductions
  Directed
brokerage
arrangements

  Custodian credits                                           4,523

                                                             $ 557,661

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS      YEAR ENDED
                                    ENDED           DECEMBER 31,
                                    JUNE 30, 1997   1996
                                    (UNAUDITED)

Operations              $ 64,544,515      $ 117,458,579
Net investment
income

 Net realized gain       265,314,450       597,117,485
(loss)

 Change in net           847,573,435       90,992,918
unrealized
appreciation
(depreciation)

 NET INCREASE            1,177,432,400     805,568,982
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to         (119,852,890)     (7,876,787)
shareholders
From net
investment income

 From net realized       (602,593,699)     (225,801,230)
gain

 TOTAL DISTRIBUTIONS     (722,446,589)     (233,678,017)

Share transactions       822,950,455       1,829,128,598
Net proceeds from
sales of shares

 Reinvestment of         722,446,589       233,678,017
distributions

 Cost of shares          (372,525,843)     (553,042,238)
redeemed

 NET INCREASE            1,172,871,201     1,509,764,377
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         1,627,857,012     2,081,655,342
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period     6,961,090,023     4,879,434,681

End of period           $ 8,588,947,035   $ 6,961,090,023
(including
undistributed net
investment
income of
$64,214,928 and
$117,454,549,
respectively)

OTHER INFORMATION
Shares

 Sold                    40,075,873        93,794,843

 Issued in               36,487,203        12,390,139
reinvestment of
distributions

 Redeemed                (18,261,978)      (28,467,146)

 Net increase            58,301,098        77,717,836
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                      SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                      JUNE 30, 1997

SELECTED PER-SHARE    (UNAUDITED)        1996                       1995   1994   1993 E   1992
DATA



Net asset value,           $ 21.03       $ 19.27       $ 15.35       $ 15.44       $ 13.40       $ 11.85
beginning of period

Income from
Investment
Operations

 Net investment             .18 D         .35           .41           .41           .37           .40
income

 Net realized and           3.02          2.30          4.69          .64           2.06          1.57
unrealized gain
(loss)

 Total from                 3.20          2.65          5.10          1.05          2.43          1.97
investment
operations



Less Distributions

 From net                   (.36)         (.03)         (.40)         (.37)         (.35)         (.42)
investment income

 In excess of net           -             -             -             -             (.04)         -
investment income

 From net realized          (1.81)        (.86)         (.78)         (.77)         -             -
gain

 Total distributions        (2.17)        (.89)         (1.18)        (1.14)        (.39)         (.42)

Net asset value, end       $ 22.06       $ 21.03       $ 19.27       $ 15.35       $ 15.44       $ 13.40
of period

TOTAL RETURN B, C           16.39%        14.28%        35.09%        7.07%         18.29%        16.89%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of         $ 8,588,947   $ 6,961,090   $ 4,879,435   $ 2,284,412   $ 1,318,500   $ 592,880
period (000
omitted)

Ratio of expenses to        .60% A        .58%          .61%          .60%          .62%          .65%
average net assets

Ratio of expenses to        .59% A,       .56%          .61%          .58%          .62%          .65%
average net assets         F             F                           F
after
expense reductions

Ratio of net                1.72% A       1.97%         2.56%         2.83%         2.87%         3.52%
investment income
to average net
assets

Portfolio turnover rate     68% A         186%          87%           134%          120%          74%

Average commission         $ .0438       $ .0426
rate G





A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT
CHARGES ATTRIBUTED TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT.
INCLUSION OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS SHOWN. C THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS). D NET
INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE
PERIOD. E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT
OF POSITION 93-2, "DETERMINATION,
DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL
GAIN, AND RETURN OF CAPITAL
DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT
INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR OR THE
FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES (SEE NOTE
5 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1, 1995, A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old, and the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                % OF FUND'S
                                INVESTMENTS

General Electric Co.            3.5

Philip Morris Companies, Inc.   2.4

BankAmerica Corp.               2.4

Tyco International Ltd.         2.2

Citicorp                        1.9

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                                   % OF FUND'S
                                   INVESTMENTS

Finance                            14.7

Health                             12.2

Retail & Wholesale                 9.6

Industrial Machinery & Equipment   9.1

Nondurables                        9.0

ASSET ALLOCATION AS OF JUNE 30, 1997*
Row: 1, Col: 1, Value: 4.8
Row: 1, Col: 2, Value: 1.8
Row: 1, Col: 3, Value: 93.40000000000001
Stocks  94.4%
Bonds  0.8%
Short-term investments 4.8%
FOREIGN INVESTMENTS  7.5%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Beth Terrana, Portfolio Manager of Growth &
Income Portfolio
Q. HOW DID THE FUND PERFORM, BETH?
A. For the six months that ended June 30, 1997, the fund trailed the Standard & Poor's 500 Index, which returned 20.61%. Going forward, the fund's semiannual report will also quote 12-month performance.
Q. LOOKING AT THE FUND'S PERFORMANCE VERSUS THAT OF ITS INDEX, WHICH STRATEGIES PLAYED KEY ROLES?
A. Broadly, my decision to emphasize selected stocks in the strong finance, health and diversified industrials sectors was particularly helpful. Within the finance and health areas, I focused on money-center banks and pharmaceuticals, including BankAmerica and Bristol-Myers Squibb - two of the largest contributors to fund performance for the period. General Electric - the fund's top holding - was another notable contributor based on its strong performance as well as its overweighting in the fund. Additionally, a substantial underweighting of generally weak electric and telecommunications utilities stocks proved very helpful. The largest detractor relative to the index was the fund's underexposure to a number of large-capitalization technology and nondurables stocks, which accounted for a disproportionate amount of the index's return. Microsoft and Coca-Cola - two of the largest index constituents - illustrate this point particularly well. Together, these TWO stocks alone accounted for approximately 1.5% of the index's 20.61% return. While in hindsight I clearly wish I'd owned more of these stocks, fundamentals for these companies didn't appear to support their valuations, which were at steep premiums to the overall market as well as comparable firms.
Q. HOW DID SOME OF THE FUND'S TOP POSITIONS FARE RELATIVE TO THE INDEX?
A. Many of the fund's larger exposures did well, performing in line with my expectations. Individual security selection will always be a main driver of performance and the fund's top positions obviously play a key role. Over the course of the period, six of the fund's top ten positions outperformed the index.
Q. FOR THOSE INVESTORS WHO MAY BE UNFAMILIAR WITH YOUR MANAGEMENT STYLE, HOW WOULD YOU CHARACTERIZE YOUR INVESTMENT PROCESS?
A. Fundamentally, I am a bottom-up investor who believes that superior investment performance results from owning companies with improving financial returns. Improvements in financial returns drive both sustainable improvements in a company's secular growth rate and its earnings power. The most important elements I look for in an investment include restructuring potential, rising returns on invested capital, good balance sheet management, strong free cash flow and shareholder-friendly management. Increasingly, global franchises and strong brands have also become important factors. I've generally found that companies exhibiting some or all of these attributes tend to generate improving financial returns - including expanding profit margins and accelerating earnings growth rates - through time. Further, as a firm's financial returns improve, its stock is likely to be rewarded with a higher valuation once the market finally catches on.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. As a backdrop to the stock market, I believe it's very likely that the supportive environment - moderate economic growth and low inflation - will continue. Also, given that there are few signs of incipient inflation, I don't foresee any significant action by the Federal Reserve to raise interest rates - an event that would likely be a negative for the market, at least over the short term. Assuming this favorable economic environment continues, the critical factor going forward will be corporate earnings, which at this time appear relatively sustainable overall. However, I remain focused on those companies with the potential to deliver exceptional numbers, particularly given the recent propensity of the market to dramatically reduce stock prices upon earnings disappointments. Recently, even earnings numbers that come in as expected have resulted in large stock price declines, partly because analysts' "real" expectations were even higher.



FUND FACTS
GOAL: seeks reasonable income by investing primarily in income producing equity securities to provide current income and increase the value of the fund's shares
START DATE: October 9,1986
SIZE: as of June 30, 1997, more than $8.5 billion
MANAGER: Stephen Petersen, since January
1997; joined Fidelity in 1980
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 4.5%
AEROSPACE & DEFENSE - 4.1%
AlliedSignal, Inc.   26,700 $ 2,242,800
Boeing Co.   17,200  912,661
Lockheed Martin Corp.   11,600  1,201,325
Textron, Inc.   20,800  1,380,600
United Technologies Corp.   18,500  1,535,500
  7,272,886
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   14,800  754,800
TOTAL AEROSPACE & DEFENSE   8,027,686
BASIC INDUSTRIES - 5.1%
CHEMICALS & PLASTICS - 3.9%
Air Products & Chemicals, Inc.   9,900  804,375
Avery Dennison Corp.   6,000  240,750
Cytec Industries, Inc. (a)  4,300  160,713
Goodrich (B.F.) Co.   12,600  545,738
Hercules, Inc.   2,300  110,113
Monsanto Co.   35,900  1,545,944
Praxair, Inc.   45,800  2,564,800
Raychem Corp.   5,700  423,938
Sealed Air Corp. (a)  14,200  674,500
  7,070,871
PAPER & FOREST PRODUCTS - 1.2%
Fort Howard Corp. (a)  7,500  379,688
International Paper Co.   3,900  189,394
James River Corp. of Virginia  10,900  403,300
Kimberly-Clark Corp.   22,300  1,109,425
  2,081,807
TOTAL BASIC INDUSTRIES   9,152,678
CONSTRUCTION & REAL ESTATE - 3.0%
BUILDING MATERIALS - 1.8%
American Standard Companies, Inc. (a)  19,900  890,525
Masco Corp.   39,400  1,644,950
Sherwin-Williams Co.   21,300  657,638
  3,193,113
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Beacon Properties Corp.   13,600  453,900
Duke Realty Investors, Inc.   9,300  376,650
Equity Residential Properties Trust (SBI)  12,400  589,000
Public Storage, Inc.   18,400  538,200
Storage USA, Inc.  5,500  210,375
  2,168,125
TOTAL CONSTRUCTION & REAL ESTATE   5,361,238
DURABLES - 3.2%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Eaton Corp.   5,200  454,025
Navistar International Corp. (a)  18,200  313,950
  767,975
CONSUMER DURABLES - 1.7%
Corning, Inc.   13,200  734,250
Minnesota Mining & Manufacturing Co.   23,400  2,386,800
  3,121,050
CONSUMER ELECTRONICS - 0.3%
Newell Co.   14,100  558,713

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.8%
Liz Claiborne, Inc.   20,100 $ 937,163
VF Corp.   5,200  442,650
  1,379,813
TOTAL DURABLES   5,827,551
ENERGY - 7.5%
ENERGY SERVICES - 0.9%
Halliburton Co.   5,900  467,575
McDermott International, Inc.   7,400  215,988
Schlumberger Ltd.   7,800  975,000
  1,658,563
OIL & GAS - 6.6%
Amoco Corp.   13,500  1,173,656
British Petroleum PLC ADR  30,064  2,251,042
Exxon Corp.   22,300  1,371,450
Mobil Corp.   14,800  1,034,150
Royal Dutch Petroleum Co.   33,200  1,805,250
Texaco, Inc.   15,300  1,663,875
Tosco Corp.   21,000  628,688
Total SA sponsored ADR  14,000  708,750
USX-Marathon Group  32,500  938,438
Unocal Corp.   5,900  228,994
  11,804,293
TOTAL ENERGY   13,462,856
FINANCE - 14.7%
BANKS - 7.9%
Bank of New York Co., Inc.   35,700  1,552,950
BankBoston Corp.   7,600  547,675
BankAmerica Corp.   65,500  4,228,844
Citicorp  27,800  3,351,638
First Bank System, Inc.   18,400  1,570,900
First Union Corp.   8,200  758,500
Mellon Bank Corp.   19,800  893,475
NationsBank Corp.   15,100  973,950
Wells Fargo & Co.   1,200  323,400
  14,201,332
CREDIT & OTHER FINANCE - 1.8%
American Express Co.   16,600  1,236,700
Associates First Capital Corp.   8,400  466,200
Household International, Inc.   12,800  1,503,200
  3,206,100
FEDERAL SPONSORED CREDIT - 1.9%
Federal Home Loan Mortgage
 Corporation  50,200  1,725,625
Federal National Mortgage Association  37,400  1,631,575
  3,357,200
INSURANCE - 2.4%
AFLAC, Inc.   7,400  349,650
Allstate Corp.   23,800  1,737,400
MGIC Investment Corp.   3,400  162,988
PMI Group, Inc.   1,600  99,800
Progressive Corp.  300  26,100
Travelers Group, Inc. (The)  29,100  1,835,119
  4,211,057
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.7%
Ahmanson (H.F.) & Co.   4,900 $ 210,700
Charter One Financial Corp.   5,100  274,763
Great Western Financial Corp.   14,600  784,750
  1,270,213
TOTAL FINANCE   26,245,902
HEALTH - 11.9%
DRUGS & PHARMACEUTICALS - 7.9%
American Home Products Corp.   27,300  2,088,450
Bristol-Myers Squibb Co.   38,300  3,102,300
Cytyc Corp. (a)  4,300  116,638
Merck & Co., Inc.   17,100  1,769,850
Pfizer, Inc.   32,400  1,935,900
Schering-Plough Corp.   37,000  1,771,375
SmithKline Beecham PLC ADR  25,500  2,336,438
Warner-Lambert Co.   8,400  1,043,700
  14,164,651
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Bard (C.R.), Inc.   12,500  453,906
Baxter International, Inc.   26,900  1,405,525
Boston Scientific Corp. (a)  14,300  878,556
Johnson & Johnson  35,200  2,266,000
McKesson Corp.  10,500  813,750
Medtronic, Inc.   9,500  769,500
  6,587,237
MEDICAL FACILITIES MANAGEMENT - 0.3%
Columbia/HCA Healthcare Corp.   3,000  117,938
Humana, Inc. (a)  20,900  483,313
  601,251
TOTAL HEALTH   21,353,139
HOLDING COMPANIES - 0.1%
CINergy Corp.   6,300  219,319
INDUSTRIAL MACHINERY & EQUIPMENT - 8.5%
ELECTRICAL EQUIPMENT - 4.6%
Emerson Electric Co.   21,600  1,189,350
General Electric Co.   96,400  6,302,150
Harris Corp.   3,200  268,800
Westinghouse Electric Corp.   20,500  474,063
  8,234,363
INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
Illinois Tool Works, Inc.   21,600  1,078,650
Ingersoll-Rand Co.   10,000  617,500
Stanley Works  22,700  908,000
Tyco International Ltd.   57,400  3,992,888
  6,597,038
POLLUTION CONTROL - 0.2%
Waste Management, Inc.  12,000  385,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   15,216,901
MEDIA & LEISURE - 4.6%
BROADCASTING - 1.1%
Evergreen Media Corp. Class A (a)  20,400  910,350
Time Warner, Inc.   20,800  1,003,600
  1,913,950
ENTERTAINMENT - 0.6%
Disney (Walt) Co.   12,600  1,011,150

 SHARES VALUE (NOTE 1)
LEISURE DURABLES & TOYS - 0.5%
Mattel, Inc.   27,100 $ 918,013
LODGING & GAMING - 0.3%
Host Marriott Corp. (a)  31,200  555,750
PUBLISHING - 2.1%
Cognizant Corp.   15,400  623,700
Harcourt General, Inc.   9,200  438,150
McGraw-Hill, Inc.   12,500  735,156
Scholastic Corp. (a)  6,900  241,500
Times Mirror Co. Class A  27,900  1,541,475
World Color Press, Inc. (a)  7,500  178,125
  3,758,106
TOTAL MEDIA & LEISURE   8,156,969
NONDURABLES - 9.0%
BEVERAGES - 0.7%
PepsiCo, Inc.   31,600  1,186,975
FOODS - 1.6%
Campbell Soup Co.   42,500  2,125,000
Heinz (H.J.) Co.   8,700  401,288
Hershey Foods Corp.   6,800  376,125
  2,902,413
HOUSEHOLD PRODUCTS - 4.2%
Avon Products, Inc.   19,400  1,368,913
Clorox Co.   6,800  897,600
Colgate-Palmolive Co.   1,300  84,825
Procter & Gamble Co.   12,200  1,723,250
Rubbermaid, Inc.   9,800  291,550
Unilever PLC Ord.   30,900  885,526
Unilever NV ADR  10,900  2,333,281
  7,584,945
TOBACCO - 2.5%
Philip Morris Companies, Inc.   98,500  4,370,938
TOTAL NONDURABLES   16,045,271
PRECIOUS METALS - 0.2%
Getchell Gold Corp. (a)  12,100  426,525
RETAIL & WHOLESALE - 9.4%
APPAREL STORES - 1.4%
Gap, Inc.   29,900  1,162,363
Payless ShoeSource, Inc. (a)  24,200  1,323,438
  2,485,801
DRUG STORES - 1.5%
CVS Corp.   37,977  1,946,321
Walgreen Co.   14,500  777,563
  2,723,884
GENERAL MERCHANDISE STORES - 5.2%
Coles Myer Ltd.   71,500  371,324
Consolidated Stores Corp. (a)  89,975  3,126,631
Dayton Hudson Corp.   20,100  1,069,069
Federated Department Stores, Inc. (a)  71,400  2,481,150
Sears, Roebuck & Co.   21,100  1,134,125
Wal-Mart Stores, Inc.   30,900  1,044,806
  9,227,105
GROCERY STORES - 0.7%
American Stores Co.   10,500  518,438
Asda Group PLC  177,400  366,194
Ahold NV  3,600  303,528
  1,188,160
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Home Depot, Inc. (The)  16,300 $ 1,123,681
TOTAL RETAIL & WHOLESALE   16,748,631
SERVICES - 3.6%
ADVERTISING - 1.8%
Interpublic Group of Companies, Inc.   12,500  766,406
Omnicom Group, Inc.   28,600  1,762,475
Outdoor Systems, Inc. (a)  4,800  183,600
WPP Group PLC  127,000  519,028
  3,231,509
LEASING & RENTAL - 0.3%
Hanover Compressor Co.   100  1,950
Republic Industries, Inc. (a)  5,600  139,300
Ryder Systems, Inc.   12,200  402,600
  543,850
PRINTING - 0.3%
Donnelley (R.R.) & Sons Co.   15,900  582,338
SERVICES - 1.2%
ADT Ltd. (a)  19,800  653,400
Ecolab, Inc.   14,300  682,825
National Service Industries, Inc.   6,300  306,731
Service Corp. International  14,818  487,142
  2,130,098
TOTAL SERVICES   6,487,795
TECHNOLOGY - 7.4%
COMMUNICATIONS EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  2,400  60,600
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  6,600  826,094
Andrew Corp. (a)  5,100  143,438
  1,030,132
COMPUTER SERVICES & SOFTWARE - 1.7%
Adobe Systems, Inc.   2,500  87,656
Automatic Data Processing, Inc.   8,500  399,500
CUC International, Inc. (a)  15,600  402,675
CompUSA, Inc. (a)  22,300  479,450
Microsoft Corp. (a)  9,600  1,213,200
Oracle Systems Corp. (a)  9,700  488,638
  3,071,119
COMPUTERS & OFFICE EQUIPMENT - 3.8%
Compaq Computer Corp. (a)  14,600  1,449,050
Diebold, Inc.   12,550  489,450
International Business Machines Corp.   28,100  2,534,269
Pitney Bowes, Inc.   18,700  1,299,650
Xerox Corp.   13,600  1,072,700
  6,845,119
ELECTRONICS - 1.3%
Intel Corp.   11,500  1,630,844
Texas Instruments, Inc.   8,500  714,531
  2,345,375
TOTAL TECHNOLOGY   13,291,745
UTILITIES - 0.7%
ELECTRIC UTILITY - 0.3%
Edison International  22,000  547,250

 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 0.4%
WorldCom, Inc. (a)  20,200 $ 646,400
TOTAL UTILITIES   1,193,650
TOTAL COMMON STOCKS
 (Cost $151,597,143)   167,217,856
CONVERTIBLE PREFERRED STOCKS - 1.0%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Vornado Realty Trust $3.25 Series A  5,300  286,863
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  8,600  210,700
ENERGY - 0.3%
OIL & GAS - 0.3%
Tosco Financing Trust $2.875 (b)  8,200  462,275
HEALTH - 0.3%
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
McKesson Financing Trust $2.50 (b)  9,400  571,050
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Host Marriott Financial Trust
 $3.375 (b)  4,800  277,800
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $1,729,992)   1,808,688
CONVERTIBLE BONDS - 0.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
POLLUTION CONTROL - 0.6%
USA Waste Services, Inc.
 4%, 2/1/02 Ba2 $ 642,000  683,730
United Waste Systems, Inc.
 4 1/2%, 6/1/01 B1  198,000  271,755
  955,485
RETAIL & WHOLESALE - 0.2%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
 5%, 10/1/03 Baa3  220,000  262,350
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Staples, Inc.
 4 1/2%, 10/1/00 (b) Ba2  93,000  112,995
TOTAL RETAIL & WHOLESALE   375,345
TOTAL CONVERTIBLE BONDS
 (Cost $1,289,817)   1,330,830
CASH EQUIVALENTS - 4.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 8,616,419 $ 8,615,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $163,231,952)  $ 178,972,374
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,424,120 or 0.8% of net assets.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $189,250,835 and $35,258,709, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $22,730 for the period (see
Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $163,231,952. Net unrealized appreciation aggregated $15,740,422, of which $16,585,242 related to appreciated investment securities and $844,820 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                               $ 178,972,374
securities, at value
(including
repurchase
agreements of
$8,615,000) (cost
$163,231,952) -
See accompanying
schedule

Cash                                         21,799

Receivable for                               505,400
investments sold

Receivable for fund                          841,663
shares sold

Dividends receivable                         160,697

Interest receivable                          14,678

 TOTAL ASSETS                                180,516,611

LIABILITIES

Payable for                   $ 1,047,870
investments
purchased

Payable for fund               80
shares redeemed

Accrued management             68,520
fee

Other payables and             36,258
accrued expenses

 TOTAL LIABILITIES                           1,152,728

NET ASSETS                                  $ 179,363,883

Net Assets consist of:

Paid in capital                             $ 163,362,211

Undistributed net                            592,329
investment income

Accumulated                                  (331,075
undistributed net                           )
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                               15,740,418
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                             $ 179,363,883
15,613,501
shares outstanding

NET ASSET VALUE,                             $11.49
offering price
and redemption
price per share
($179,363,883 (divided by)
15,613,501 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                           $ 692,052
Dividends

Interest                                                     220,743

 TOTAL INCOME                                                912,795

EXPENSES

Management fee                                $ 216,567

Transfer agent fees                            35,283

Accounting fees and                            34,705
expenses

Non-interested                                 131
trustees'
compensation

Custodian fees and                             22,607
expenses

Audit                                          11,519

Legal                                          16

 Total expenses                                320,828
before reductions

 Expense reductions                            (209          320,619
                                              )

NET INVESTMENT                                               592,176
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    (330,979
securities                                    )

 Foreign currency                              (96           (331,075
transactions                                  )             )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    15,750,754
securities

 Assets and                                    (4            15,750,750
liabilities in                                )
 foreign currencies

NET GAIN (LOSS)                                              15,419,675

NET INCREASE                                                $ 16,011,851
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                           $ 209
Expense reductions
 Custodian credits

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE)    SIX MONTHS      DECEMBER 31,
IN NET ASSETS          ENDED           1996
                       JUNE 30, 1997   (COMMENCEMENT
                       (UNAUDITED)     OF OPERATIONS)

Operations              $ 592,176       $ 153
Net investment
income

 Net realized gain       (331,075)       -
(loss)

 Change in net           15,750,750      (10,332
unrealized                              )
appreciation
(depreciation)

 NET INCREASE            16,011,851      (10,179
(DECREASE) IN NET                       )
ASSETS RESULTING
FROM OPERATIONS

Share transactions       176,559,612     1,000,010
Net proceeds from
sales of shares

 Cost of shares          (14,197,411)    -
redeemed

 NET INCREASE            162,362,201     1,000,010
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         178,374,052     989,831
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period     989,831         -

 End of period          $ 179,363,883   $ 989,831
(including
undistributed net
investment
income of
$592,329 and
$153,
respectively)

OTHER INFORMATION
Shares

 Sold                    16,857,064      100,001

 Redeemed                (1,343,564)     -

 Net increase            15,513,500      100,001
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                      SIX MONTHS ENDED   DECEMBER 31,
                      JUNE 30, 1997      1996
                      (UNAUDITED)        (COMMENCEMENT
                                         OF OPERATIONS)

SELECTED PER-SHARE
DATA

Net asset value,           $ 9.90      $ 10.00
beginning of period

Income from
Investment
Operations

 Net investment             .07 D       .00
income

 Net realized and           1.52        (.10)
unrealized gain
(loss)

 Total from                 1.59        (.10)
investment
operations



Net asset value, end       $ 11.49     $ 9.90
of period

TOTAL RETURN B, C           16.06%      (1.00)%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of         $ 179,364   $ 990
period (000
omitted)

Ratio of expenses to        .75% A      1.00% A,
average net assets                      E

Ratio of net                1.38% A     3.89% A
investment income
to average net
assets

Portfolio turnover rate     86% A       0% A

Average commission         $ .0280     $ .0120
rate F

ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE TO YOUR
INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE CHARGES
WOULD REDUCE THE TOTAL RETURNS SHOWN.
THE TOTAL RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FMR AGREED TO REIMBURSE A PORTION OF THE
FUND'S EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE
FUND'S EXPENSE RATIO WOULD HAVE BEEN
HIGHER.
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1   LIFE OF
JUNE 30, 1997                   YEAR     FUND

INDEX 500                       34.06%   19.67%

S&P 500(registered trademark)   34.70%   20.03%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.
If Fidelity had not reimbursed certain fund expenses, the past one year and life of fund return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
  1992/08/27      10000.00                    10000.00
  1992/08/31      10014.00                    10018.36
  1992/09/30      10130.00                    10136.58
  1992/10/31      10152.00                    10172.06
  1992/11/30      10498.00                    10518.92
  1992/12/31      10630.67                    10648.31
  1993/01/31      10707.47                    10737.75
  1993/02/28      10856.70                    10883.79
  1993/03/31      11095.84                    11113.43
  1993/04/30      10822.25                    10844.49
  1993/05/31      11103.95                    11135.12
  1993/06/30      11132.32                    11167.41
  1993/07/31      11081.66                    11122.74
  1993/08/31      11501.17                    11544.30
  1993/09/30      11407.95                    11455.40
  1993/10/31      11641.01                    11692.53
  1993/11/30      11527.52                    11581.45
  1993/12/31      11666.06                    11721.59
  1994/01/31      12059.53                    12120.12
  1994/02/28      11732.95                    11791.67
  1994/03/31      11223.46                    11277.55
  1994/04/30      11357.65                    11421.90
  1994/05/31      11533.77                    11609.22
  1994/06/30      11252.82                    11324.80
  1994/07/31      11623.93                    11696.25
  1994/08/31      12087.29                    12175.80
  1994/09/30      11793.76                    11877.49
  1994/10/31      12055.84                    12144.73
  1994/11/30      11617.64                    11702.42
  1994/12/31      11787.47                    11875.97
  1995/01/31      12099.87                    12183.91
  1995/02/28      12563.64                    12658.72
  1995/03/31      12931.02                    13032.28
  1995/04/30      13311.22                    13416.08
  1995/05/31      13834.52                    13952.32
  1995/06/30      14148.51                    14276.43
  1995/07/31      14620.55                    14749.84
  1995/08/31      14656.86                    14786.86
  1995/09/30      15269.88                    15410.86
  1995/10/31      15218.62                    15355.85
  1995/11/30      15880.76                    16029.97
  1995/12/31      16171.25                    16338.71
  1996/01/31      16724.46                    16894.88
  1996/02/29      16880.36                    17051.49
  1996/03/31      17054.17                    17215.70
  1996/04/30      17292.62                    17469.46
  1996/05/31      17733.85                    17919.99
  1996/06/30      17809.61                    17988.27
  1996/07/31      17020.75                    17193.55
  1996/08/31      17370.61                    17556.16
  1996/09/30      18342.21                    18544.22
  1996/10/31      18848.06                    19055.67
  1996/11/30      20260.89                    20496.09
  1996/12/31      19844.17                    20090.06
  1997/01/31      21074.26                    21345.29
  1997/02/28      21231.99                    21512.63
  1997/03/31      20349.53                    20628.68
  1997/04/30      21559.17                    21860.21
  1997/05/31      22870.18                    23191.06
  1997/06/30      23874.76                    24230.02
Let's say hypothetically that $10,000 was invested in Index 500 Portfolio on August 27, 1992, when the fund started. As the chart shows, by June 30, 1997, the value of the investment would have grown to $23,875 - a 138.75% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,230 - a 142.30% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JUNE 30, 1997
                                        % OF FUND'S
                                        INVESTMENTS

General Electric Co.                    2.9

Coca-Cola Co. (The)                     2.3

Exxon Corp.                             2.1

Microsoft Corp.                         2.1

Merck & Co., Inc.                       1.7

Royal Dutch Petroleum Co.               1.6

Intel Corp.                             1.6

Philip Morris Companies, Inc.           1.5

Procter & Gamble Co.                    1.3

International Business Machines Corp.   1.3

TOP TEN MARKET SECTORS AS OF JUNE 30, 1997
                                   % OF FUND'S
                                   INVESTMENTS

Finance                            14.3

Technology                         13.3

Nondurables                        10.8

Health                             10.7

Utilities                          8.5

Energy                             8.3

Industrial Machinery & Equipment   5.6

Basic Industries                   5.0

Retail & Wholesale                 4.4

Durables                           3.8

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Jennifer Farrelly, Portfolio Manager of Index 500
Portfolio
Q. HOW DID THE FUND PERFORM, JEN?
A. For the six months that ended June 30, 1997, the fund performed in line with the 20.61% return of the Standard & Poor's 500 Index. Of course, the fund's total return is slightly lower than the index due to management expenses. The S&P 500 returned 34.70% for the 12 months ended June 30, 1997.
Q. HOW WOULD YOU CHARACTERIZE THE MARKET OVER THE PAST SIX MONTHS?
A. The U.S. stock market continued to be strong, led by large-capitalization companies. There were a number of factors that contributed to the positive investing environment. Most importantly, corporate earnings were healthy, helped by a steadily growing economy that has shown no signs of emerging inflation. Interest rates remained relatively low, helping to sustain economic growth, keep corporate borrowing costs under control and make investment alternatives to stocks less attractive. Economic growth remained moderate enough to discourage the Federal Reserve Board from aggressively raising interest rates to cool an overheated economy and head off potential inflation.
Q. AT THE SAME TIME, THE FED DID RAISE RATES BACK IN MARCH . . .
A. That's right. In February, Fed Chairman Alan Greenspan indicated in his semiannual Congressional testimony that the Fed was inclined to raise short-term rates in the first half of 1997, as a pre-emptive strike against possible inflation caused by a tight labor market. As the Fed's March 25 Open Market Committee meeting approached and data emerged showing the economy picking up speed, the market experienced a sharp sell-off. Investors became convinced that the Fed would raise rates. The Fed did so, increasing a key short-term rate by 0.25% at its March meeting. However, when statistics emerged in the second quarter showing the economy slowing and no significant increase in inflation, the market recovered from its late March and early April correction and continued its steady upward climb through the end of the period.
Q. WHY DID THE STOCKS OF THE LARGEST COMPANIES CONTINUE TO PERFORM WELL?
A. Because they tended to provide reliable earnings, and earnings are one of the main drivers of stock prices. With the economy showing strength, the stock market broadened somewhat with the prices of small- and mid-capitalization stocks also starting to show improvement. At the same time, cost cutting and sustained international sales helped large-cap stocks maintain their status as market leaders.
Q. WERE THERE ANY PARTICULAR SECTORS OF THE MARKET THAT PROVED TO BE MARKET LEADERS?
A. Not really. No one sector stood out above the rest, although many financial services stocks did well. In the past, the uncertain interest-rate environment probably would have adversely affected these stocks. However, interest rates remain at a relatively low level and many financial services companies have emphasized steadier fee-based businesses that tend to insulate them from the negative influence that monetary policy might exert. In addition, many financial services firms benefited from the strong stock market and the positive impact of significant inflows of capital, especially through mutual funds. Positive merger and acquisition activity also bolstered stocks in the sector.
Q. WHAT SECTORS LAGGED DURING THE PERIOD?
A. Precious metals was one area that lagged the market. Although we continue to use more gold than we mine, its price continues to plummet. That's because many central banks have sold their gold reserves off recently because the metal has been such a poor performing asset. For example, Australia recently sold off a fair amount of its reserves to buy U.S. government bonds, among other investments. In addition, gold often is seen as a hedge against inflation, and with such positive news on that front recently, the precious metal has lost its luster.
Q. WHAT'S YOUR OUTLOOK FOR THE REST OF 1997?
A. Even though investors have seen valuations well above historical levels, earnings growth and earnings surprises have supported stock prices and driven them higher. Nevertheless, investors should understand that this situation leads to a great deal of uncertainty looking forward. While the large-cap stocks that make up the S&P 500 have rallied to post annual returns in the 20% to 30% range for more than two years, the index's historical average annual return is approximately 11%. Investors should set their expectations accordingly.



FUND FACTS
GOAL: seeks reasonable income by investing primarily in income producing equity securities to provide current income and increase the value of the fund's shares
START DATE: October 9,1986
SIZE: as of June 30, 1997, more than $8.5 billion
MANAGER: Stephen Petersen, since January
1997; joined Fidelity in 1980
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.2%
AEROSPACE & DEFENSE - 1.9%
AlliedSignal, Inc.   59,100 $ 4,964,223
Boeing Co.   149,918  7,955,024
Lockheed Martin Corp.   40,393  4,183,200
McDonnell Douglas Corp.   44,500  3,048,250
Rockwell International Corp.   45,900  2,708,100
Textron, Inc.   34,700  2,303,213
United Technologies Corp.   49,600  4,116,800
  29,278,810
DEFENSE ELECTRONICS - 0.2%
Northrop Grumman Corp.   12,000  1,053,750
Raytheon Co.   49,300  2,514,300
  3,568,050
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   13,200  990,000
TOTAL AEROSPACE & DEFENSE   33,836,860
BASIC INDUSTRIES - 5.0%
CHEMICALS & PLASTICS - 2.7%
Air Products & Chemicals, Inc.   23,300  1,893,125
Avery Dennison Corp.   21,900  878,738
Dow Chemical Co.   50,800  4,425,950
du Pont (E.I.) de Nemours & Co.   235,800  14,825,925
Eastman Chemical Co.   16,175  1,027,113
Engelhard Corp.   30,200  632,313
FMC Corp. (a)  7,700  611,669
Goodrich (B.F.) Co.   11,300  489,431
Great Lakes Chemical Corp.   12,500  654,688
Hercules, Inc.   21,500  1,029,313
Monsanto Co.   123,000  5,296,688
Morton International, Inc.   29,700  896,569
Nalco Chemical Co.   14,000  540,750
PPG Industries, Inc.   38,300  2,226,188
Praxair, Inc.   32,800  1,836,800
Raychem Corp.   9,400  699,125
Rohm & Haas Co.   13,300  1,197,831
Union Carbide Corp.   26,600  1,251,863
W.R. Grace & Co.   15,100  832,388
  41,246,467
IRON & STEEL - 0.2%
Aeroquip Vickers, Inc.   5,800  274,050
Allegheny Teledyne, Inc.   36,384  982,368
Armco, Inc. (a)  22,400  86,800
Bethlehem Steel Corp. (a)  23,300  243,194
Inland Steel Industries, Inc.   10,200  266,475
Nucor Corp.   18,300  1,033,950
USX-U.S. Steel Group  17,800  624,113
Worthington Industries, Inc.   20,150  368,997
  3,879,947
METALS & MINING - 0.6%
ASARCO, Inc.   9,000  275,625
Alcan Aluminium Ltd.   47,257  1,612,143
Aluminum Co. of America  36,200  2,728,575
Cyprus Amax Minerals Co.   19,450  476,525
Freeport-McMoRan Copper & Gold, Inc.
 Class B  40,500  1,260,563
Inco Ltd.   35,136  1,049,766
Phelps Dodge Corp.   13,500  1,150,031
Reynolds Metals Co.   15,300  1,090,125
  9,643,353

 SHARES VALUE (NOTE 1)
PACKAGING & CONTAINERS - 0.2%
Ball Corp.   6,498 $ 195,346
Bemis Co., Inc.   10,900  471,425
Crown Cork & Seal Co., Inc.   26,800  1,432,125
Tupperware Corp.   13,100  478,150
  2,577,046
PAPER & FOREST PRODUCTS - 1.3%
Boise Cascade Corp.   10,200  360,188
Champion International Corp.   19,900  1,099,475
Georgia-Pacific Corp.   19,200  1,639,200
International Paper Co.   62,900  3,054,581
James River Corp. of Virginia  18,100  669,700
Kimberly-Clark Corp.   118,332  5,887,017
Louisiana-Pacific Corp.   22,700  479,538
Mead Corp.   11,000  684,750
Potlatch Corp.   6,100  276,025
Stone Container Corp.   20,800  297,700
Temple-Inland, Inc.   11,500  621,000
Union Camp Corp.   14,500  725,000
Westvaco Corp.   21,250  668,047
Weyerhaeuser Co.   41,600  2,163,200
Willamette Industries, Inc.   11,500  805,000
  19,430,421
TOTAL BASIC INDUSTRIES   76,777,234
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.3%
Armstrong World Industries, Inc.   8,700  638,363
Crane Co.   9,700  405,581
Masco Corp.   33,500  1,398,625
Owens-Corning  10,800  465,750
Sherwin-Williams Co.   36,000  1,111,500
  4,019,819
CONSTRUCTION - 0.0%
Centex Corp.   6,100  247,813
Fleetwood Enterprises, Inc.   7,500  223,594
Kaufman & Broad Home Corp.   8,200  144,013
Pulte Corp.   4,300  148,619
  764,039
ENGINEERING - 0.1%
EG & G, Inc.   10,000  225,000
Fluor Corp.   17,500  965,781
Foster Wheeler Corp.   8,600  348,300
  1,539,081
TOTAL CONSTRUCTION & REAL ESTATE   6,322,939
DURABLES - 3.8%
AUTOS, TIRES, & ACCESSORIES - 2.3%
AutoZone, Inc. (a)  31,550  743,397
Chrysler Corp.   147,100  4,826,719
Cooper Tire & Rubber Co.   16,500  363,000
Cummins Engine Co., Inc.   8,200  578,613
Dana Corp.   21,400  813,200
Eaton Corp.   16,200  1,414,463
Echlin, Inc.   13,000  468,000
Ford Motor Co.   248,000  9,362,000
General Motors Corp.   158,278  8,814,106
Genuine Parts Co.   37,850  1,282,169
Goodyear Tire & Rubber Co.   32,600  2,063,988
ITT Industries, Inc.   24,800  638,600
Johnson Controls, Inc.   17,500  718,594
NACCO Industries, Inc. Class A  1,800  101,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Navistar International Corp. (a)  15,270 $ 263,408
PACCAR, Inc.   16,190  751,823
Pep Boys-Manny, Moe & Jack  12,600  429,188
Snap-On Tools Corp.   12,800  504,000
TRW, Inc.   26,500  1,505,531
  35,642,387
CONSUMER DURABLES - 0.8%
Corning, Inc.   47,900  2,664,438
Minnesota Mining & Manufacturing Co.   87,400  8,914,800
  11,579,238
CONSUMER ELECTRONICS - 0.2%
Black & Decker Corp.   19,800  736,313
Maytag Co.   20,900  546,013
Newell Co.   33,300  1,319,513
Whirlpool Corp.   15,500  845,719
  3,447,558
TEXTILES & APPAREL - 0.5%
Fruit of the Loom, Inc. Class A (a)  16,000  496,000
Liz Claiborne, Inc.   14,900  694,713
NIKE, Inc. Class B  60,300  3,520,013
Reebok International Ltd.   11,600  542,300
Russell Corp.   8,100  239,963
Springs Industries, Inc. Class A  4,300  226,825
Stride Rite Corp.   10,300  132,613
VF Corp.   13,400  1,140,675
  6,993,102
TOTAL DURABLES   57,662,285
ENERGY - 8.3%
ENERGY SERVICES - 0.8%
Baker Hughes, Inc.   30,500  1,179,969
Dresser Industries, Inc.   36,700  1,367,075
Halliburton Co.   26,300  2,084,275
Helmerich & Payne, Inc.   5,300  305,413
McDermott International, Inc.   11,400  332,738
Rowan Companies, Inc. (a)  18,000  507,375
Schlumberger Ltd.   51,600  6,450,000
Western Atlas, Inc. (a)  11,300  827,725
  13,054,570
OIL & GAS - 7.5%
Amerada Hess Corp.   19,400  1,077,913
Amoco Corp.   104,000  9,041,500
Ashland, Inc.   15,600  723,450
Atlantic Richfield Co.   67,600  4,765,800
Burlington Resources, Inc.   26,200  1,156,075
Chevron Corp.   136,600  10,099,863
Coastal Corp. (The)  22,100  1,175,444
Exxon Corp.   519,700  31,961,550
Kerr-McGee Corp.   10,200  646,425
Louisiana Land & Exploration Co.   7,200  411,300
Mobil Corp.   165,000  11,529,375
Occidental Petroleum Corp.   68,900  1,726,806
Oryx Energy Co. (a)  22,000  464,750
Pennzoil Co.   9,800  752,150
Phillips Petroleum Co.   55,000  2,406,250
Royal Dutch Petroleum Co.   448,400  24,381,750
Santa Fe Energy Resources, Inc. (a)  20,800  305,500
Sun Co., Inc.   15,200  471,200
Texaco, Inc.   55,400  6,024,750

 SHARES VALUE (NOTE 1)
USX-Marathon Group   60,100 $ 1,735,388
Union Pacific Resources Group, Inc.   52,212  1,298,774
Unocal Corp.   52,488  2,037,191
  114,193,204
TOTAL ENERGY   127,247,774
FINANCE - 14.3%
BANKS - 6.6%
Banc One Corp.   114,726  5,557,041
Bank of New York Co., Inc.   82,000  3,567,000
BankBoston Corp.   32,091  2,312,558
BankAmerica Corp.   150,000  9,684,375
Bankers Trust New York Corp.   17,200  1,496,400
Barnett Banks, Inc.   43,600  2,289,000
Chase Manhattan Corp.   91,773  8,907,717
Citicorp  96,862  11,677,925
Comerica, Inc.   22,400  1,523,200
CoreStates Financial Corp.   46,700  2,510,125
Fifth Third Bancorp  22,100  1,813,581
First Bank System, Inc.   28,200  2,407,575
First Union Corp.   59,781  5,529,743
KeyCorp   47,107  2,632,104
Mellon Bank Corp.   54,100  2,441,263
Morgan (J.P.) & Co., Inc.   38,700  4,039,313
National City Corp.   46,780  2,455,950
NationsBank Corp.   152,946  9,865,017
Norwest Corp.   77,600  4,365,000
PNC Financial Corp.   70,300  2,926,238
Republic New York Corp.   11,500  1,236,250
SunTrust Banks, Inc.   46,600  2,565,913
U.S. Bancorp  31,700  2,032,763
Wachovia Corp.   34,500  2,011,781
Wells Fargo & Co.   19,300  5,201,350
  101,049,182
CREDIT & OTHER FINANCE - 1.5%
American Express Co.   99,079  7,381,386
Beneficial Corp.   11,400  810,113
Countrywide Credit Industries, Inc.   20,400  636,225
First Chicago NBD Corp.   66,659  4,032,870
Fleet Financial Group, Inc.   50,874  3,217,781
Green Tree Financial Corp.   28,700  1,022,438
Household International, Inc.   20,210  2,373,412
MBNA Corp.   70,000  2,563,750
Transamerica Corp.   13,929  1,303,232
  23,341,207
FEDERAL SPONSORED CREDIT - 1.0%
Federal Home Loan
 Mortgage Corporation  149,600  5,142,500
Federal National
 Mortgage Association  228,600  9,972,675
  15,115,175
INSURANCE - 4.2%
Aegon NV (Reg.)  7,906  553,914
Aetna, Inc.   31,500  3,224,813
Allstate Corp.   93,121  6,797,833
American General Corp.   50,552  2,413,858
American International Group, Inc.   98,175  14,664,891
Aon Corp.   34,050  1,762,088
CIGNA Corp.   15,800  2,804,500
Chubb Corp. (The)  36,500  2,440,938
Conseco, Inc.   40,000  1,480,000
General Re Corp.   17,300  3,148,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Hartford Financial Services
 Group, Inc.   24,500 $ 2,027,375
Jefferson Pilot Corp.   14,900  1,041,138
Lincoln National Corp.   21,900  1,409,813
Loews Corp.   24,000  2,403,000
MBIA, Inc.   2,800  315,875
MGIC Investment Corp.   24,600  1,179,263
Marsh & McLennan Companies, Inc.   30,200  2,155,525
Providian Financial Corp. (a)  19,700  632,863
SAFECO Corp.   26,300  1,227,881
St. Paul Companies, Inc. (The)  17,300  1,319,125
Torchmark Corp.   14,800  1,054,500
Travelers Group, Inc. (The)  133,800  8,437,763
UNUM Corp.   30,700  1,289,400
USF&G Corp.   24,300  583,200
  64,368,156
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   22,000  946,000
Golden West Financial Corp.   11,900  833,000
Great Western Financial Corp.   28,750  1,545,313
  3,324,313
SECURITIES INDUSTRY - 0.8%
Merrill Lynch & Co., Inc.   69,000  4,114,125
Morgan Stanley Dean Witter Discover
 and Co.   119,856  5,161,299
Salomon, Inc.   22,900  1,273,813
Schwab (Charles) Corp.   36,600  1,489,163
  12,038,400
TOTAL FINANCE   219,236,433
HEALTH - 10.7%
DRUGS & PHARMACEUTICALS - 6.9%
ALZA Corp. Class A (a)  17,600  510,400
Allergan, Inc.   13,700  435,831
American Home Products Corp.   133,700  10,228,050
Amgen, Inc.   55,400  3,220,125
Bristol-Myers Squibb Co.   209,700  16,985,700
Lilly (Eli) & Co.   115,396  12,614,225
Merck & Co., Inc.   252,200  26,102,700
Pfizer, Inc.   135,000  16,132,500
Pharmacia & Upjohn, Inc.   106,260  3,692,535
Schering-Plough Corp.   154,700  7,406,263
Sigma Aldrich Corp.   21,000  736,313
Warner-Lambert Co.   56,700  7,044,975
  105,109,617
MEDICAL EQUIPMENT & SUPPLIES - 3.0%
Abbott Laboratories  162,500  10,846,875
Bard (C.R.), Inc.   12,000  435,750
Bausch & Lomb, Inc.   11,700  551,363
Baxter International, Inc.   57,200  2,988,700
Becton, Dickinson & Co.   25,800  1,306,125
Biomet, Inc.   24,000  447,000
Boston Scientific Corp. (a)  40,500  2,488,219
Cardinal Health, Inc.   22,700  1,299,575
Guidant Corp.   15,600  1,326,000
Johnson & Johnson  278,800  17,947,750
Mallinckrodt, Inc.  15,400  585,200
Medtronic, Inc.   50,300  4,074,300
Millipore Corp.   9,000  396,000

 SHARES VALUE (NOTE 1)
Pall Corp.   26,400 $ 613,800
St. Jude Medical, Inc. (a)  19,050  742,950
U.S. Surgical Corp.   14,600  543,850
  46,593,457
MEDICAL FACILITIES MANAGEMENT - 0.8%
Beverly Enterprises, Inc. (a)  20,700  336,375
Columbia/HCA Healthcare Corp.   140,412  5,519,947
HEALTHSOUTH Rehabilitation Corp. (a)  66,000  1,645,875
Humana, Inc. (a)  34,100  788,563
Manor Care, Inc.   13,200  430,650
Tenet Healthcare Corp. (a)  63,100  1,865,394
United HealthCare Corp.   38,600  2,007,200
  12,594,004
TOTAL HEALTH   164,297,078
HOLDING COMPANIES - 0.2%
CINergy Corp.   32,913  1,145,784
Norfolk Southern Corp.   26,100  2,629,575
  3,775,359
INDUSTRIAL MACHINERY & EQUIPMENT - 5.6%
ELECTRICAL EQUIPMENT - 3.8%
Emerson Electric Co.   93,500  5,148,344
General Electric Co.   689,200  45,056,450
General Instrument Corp. (a)  28,600  715,000
General Signal Corp.   10,500  458,063
Grainger (W.W.), Inc.   11,200  875,700
Harris Corp.   8,100  680,400
Honeywell, Inc.   26,600  2,018,275
Scientific-Atlanta, Inc.   16,100  352,188
Westinghouse Electric Corp.   132,950  3,074,469
  58,378,889
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Briggs & Stratton Corp.   5,400  270,000
Case Corp.   15,300  1,053,788
Caterpillar, Inc.   40,000  4,295,000
Cincinnati Milacron, Inc.   8,400  217,875
Cooper Industries, Inc.   24,646  1,226,139
Deere & Co.   53,500  2,935,813
Dover Corp.   23,600  1,451,400
Giddings & Lewis, Inc.   7,000  146,125
Harnischfeger Industries, Inc.   10,200  423,300
Illinois Tool Works, Inc.   51,900  2,591,756
Ingersoll-Rand Co.   23,000  1,420,250
Parker-Hannifin Corp.   15,650  949,759
Stanley Works  15,600  624,000
Tenneco, Inc.   35,800  1,617,713
Timken Co.   13,222  470,207
Tyco International Ltd.   34,800  2,420,775
  22,113,900
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   44,500  1,479,625
Safety Kleen Corp.   12,100  204,188
Waste Management, Inc.   94,900  3,048,663
  4,732,476
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   85,225,265
MEDIA & LEISURE - 3.6%
BROADCASTING - 0.5%
TCI Group Class A (a)  138,900  2,066,138
Time Warner, Inc.   119,102  5,746,672
  7,812,810
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.9%
Disney (Walt) Co.   141,200 $ 11,331,300
King World Productions, Inc.   7,900  276,500
Viacom, Inc. Class B (non-vtg.) (a)  74,100  2,223,000
  13,830,800
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp.   20,500  640,625
Hasbro, Inc.   27,150  770,381
Mattel, Inc.   60,376  2,045,237
  3,456,243
LODGING & GAMING - 0.5%
HFS, Inc. (a)  32,900  1,908,200
Harrah's Entertainment, Inc. (a)  21,600  394,200
Hilton Hotels Corp.   51,800  1,375,938
ITT Corp. (a)  24,300  1,483,819
Marriott International, Inc.   26,700  1,638,713
  6,800,870
PUBLISHING - 1.0%
American Greetings Corp. Class A  15,600  579,150
Cognizant Corp.   35,700  1,445,850
Dow Jones & Co., Inc.   20,300  815,806
Gannett Co., Inc.   29,400  2,903,250
Harcourt General, Inc.   14,800  704,850
Knight-Ridder, Inc.   19,700  966,531
McGraw-Hill, Inc.   20,900  1,229,181
Meredith Corp.   11,300  327,700
New York Times Co. (The) Class A  20,300  1,004,850
Times Mirror Co. Class A  19,500  1,077,375
Tribune Co.   25,700  1,235,206
U.S. West Media Group (a)  130,800  2,648,700
  14,938,449
RESTAURANTS - 0.5%
Darden Restaurants, Inc.   33,400  302,688
McDonald's Corp.   146,100  7,058,456
Wendy's International, Inc.   27,000  700,313
  8,061,457
TOTAL MEDIA & LEISURE   54,900,629
NONDURABLES - 10.8%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   17,300  1,384,000
BEVERAGES - 3.7%
Anheuser-Busch Companies, Inc.   104,400  4,378,275
Brown-Forman Corp. Class B  14,500  707,781
Coca-Cola Co. (The)  520,800  35,154,000
Coors (Adolph) Co. Class B  8,000  213,000
PepsiCo, Inc.   325,200  12,215,325
Seagram Co. Ltd.   77,500  3,115,380
Whitman Corp.   21,800  551,813
  56,335,574
FOODS - 2.3%
Archer-Daniels-Midland Co.   113,754  2,673,219
CPC International, Inc.   30,000  2,769,375
Campbell Soup Co.   97,700  4,885,000
ConAgra, Inc.   50,300  3,225,488
General Mills, Inc.   33,700  2,194,713
Heinz (H.J.) Co.   77,150  3,558,544
Hershey Foods Corp.   32,200  1,781,063
Kellogg Co.   44,200  3,784,625
Quaker Oats Co.   28,500  1,278,938

 SHARES VALUE (NOTE 1)
Ralston Purina Co.   22,200 $ 1,824,563
Sara Lee Corp.   100,600  4,187,475
Sysco Corp.   36,900  1,346,850
Wrigley (Wm.) Jr. Co.   24,400  1,634,800
  35,144,653
HOUSEHOLD PRODUCTS - 3.1%
Alberto Culver Co. Class B  11,600  324,800
Avon Products, Inc.   27,900  1,968,694
Clorox Co.   10,900  1,438,800
Colgate-Palmolive Co.   61,400  4,006,350
Gillette Co.   116,200  11,009,950
International Flavors & Fragrances, Inc.   23,000  1,161,500
Procter & Gamble Co.   142,100  20,071,625
Rubbermaid, Inc.   31,400  934,150
Unilever NV ADR  33,400  7,149,688
  48,065,557
TOBACCO - 1.6%
Fortune Brands, Inc.   35,700  1,332,056
Philip Morris Companies, Inc.   511,400  22,693,375
UST, Inc.   38,900  1,079,475
  25,104,906
TOTAL NONDURABLES   166,034,690
PRECIOUS METALS - 0.3%
Barrick Gold Corp.   74,800  1,628,030
Battle Mountain Gold Co.   47,100  267,881
Echo Bay Mines Ltd.   29,200  162,851
Homestake Mining Co.   30,600  399,713
Newmont Mining Corp.   32,565  1,270,035
Placer Dome, Inc.   50,200  814,457
  4,542,967
RETAIL & WHOLESALE - 4.4%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  22,000  114,813
Gap, Inc.   58,500  2,274,188
Limited, Inc. (The)  56,819  1,150,585
TJX Companies, Inc.   32,400  854,550
  4,394,136
DRUG STORES - 0.4%
CVS Corp.   34,800  1,783,500
Long Drug Stores, Inc.   8,100  212,119
Rite Aid Corp.   25,700  1,281,788
Walgreen Co.   51,600  2,767,050
  6,044,457
GENERAL MERCHANDISE STORES - 2.3%
Costco Companies, Inc. (a)  43,839  1,441,207
Dayton Hudson Corp.   45,300  2,409,394
Dillards, Inc. Class A  23,700  820,613
Federated Department Stores, Inc. (a)  43,600  1,515,100
K mart Corp. (a)  101,300  1,240,925
May Department Stores Co. (The)  51,200  2,419,200
Mercantile Stores Co., Inc.   7,800  490,913
Nordstrom, Inc.   16,700  819,344
Penney J C Co., Inc.   51,600  2,692,875
Sears, Roebuck & Co.   82,000  4,407,500
Wal-Mart Stores, Inc.   480,000  16,230,000
Woolworth Corp. (a)  28,100  674,400
  35,161,471
GROCERY STORES - 0.5%
Albertson's, Inc.   52,600  1,919,900
American Stores Co.   30,600  1,510,875
Fleming Companies, Inc.   7,988  143,784
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Giant Food, Inc. Class A  12,600 $ 407,925
Great Atlantic & Pacific Tea Co., Inc.   7,900  214,781
Kroger Co. (The) (a)  52,700  1,528,300
Supervalu, Inc.   14,100  486,450
Winn-Dixie Stores, Inc.   31,500  1,173,375
  7,385,390
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Circuit City Stores, Inc. -
 Circuit City Group  16,600  590,338
Comcast Corp. Class A special  68,250  1,458,844
Home Depot, Inc. (The)  100,600  6,935,113
IKON Office Solutions, Inc.   28,100  700,744
Lowe's Companies, Inc.   36,300  1,347,638
Tandy Corp.   12,100  677,600
Toys "R" Us, Inc. (a)  60,700  2,124,500
  13,834,777
TOTAL RETAIL & WHOLESALE   66,820,231
SERVICES - 0.5%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   16,900  1,036,181
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   15,800  521,400
PRINTING - 0.1%
Deluxe Corp.   17,300  590,363
Donnelley (R.R.) & Sons Co.   31,500  1,153,688
Harland (John H.) Co.   6,400  146,000
Moore Corporation Ltd.   18,400  362,496
  2,252,547
SERVICES - 0.3%
Block (H&R), Inc.   21,700  699,825
Dun & Bradstreet Corp.   35,700  937,125
Ecolab, Inc.   13,600  649,400
Jostens, Inc.   8,000  211,000
National Service Industries, Inc.   9,400  457,663
Service Corp. International  49,400  1,624,025
  4,579,038
TOTAL SERVICES   8,389,166
TECHNOLOGY - 13.3%
COMMUNICATIONS EQUIPMENT - 2.0%
Andrew Corp. (a)  19,112  537,525
Cabletron Systems, Inc. (a)  32,700  925,819
Cisco Systems, Inc. (a)  137,500  9,229,688
DSC Communications Corp. (a)  24,600  547,350
Lucent Technologies, Inc.   133,484  9,619,191
Northern Telecom Ltd.   54,000  4,867,490
Tellabs, Inc. (a)  37,600  2,100,900
3Com Corp. (a)  66,800  3,006,000
  30,833,963
COMPUTER SERVICES & SOFTWARE - 3.8%
Adobe Systems, Inc.   15,100  529,444
Autodesk, Inc.   9,900  379,294
Automatic Data Processing, Inc.   61,200  2,876,400
CUC International, Inc. (a)  83,075  2,144,373
Ceridian Corp. (a)  16,900  714,025
Computer Associates International, Inc.   76,075  4,236,427
Computer Sciences Corp. (a)  16,100  1,161,213
Equifax, Inc.   31,600  1,175,125
First Data Corp.   93,600  4,112,550

 SHARES VALUE (NOTE 1)
Microsoft Corp. (a)  251,700 $ 31,808,588
Novell, Inc. (a)  72,500  502,969
Oracle Systems Corp. (a)  141,400  7,123,025
Parametric Technology Corp. (a)  26,600  1,132,163
Shared Medical Systems Corp.   5,000  270,000
  58,165,596
COMPUTERS & OFFICE EQUIPMENT - 3.9%
Amdahl Corp. (a)  25,300  221,375
Apple Computer, Inc. (a)  26,000  370,500
Bay Networks, Inc. (a)  41,200  1,094,375
Compaq Computer Corp. (a)  56,600  5,617,550
Data General Corp. (a)  8,300  215,800
Dell Computer Corp. (a)  36,700  4,309,956
Digital Equipment Corp. (a)  33,000  1,169,438
EMC Corp. (a)  51,500  2,008,500
Hewlett-Packard Co.   212,300  11,888,800
Intergraph Corp. (a)  10,000  85,000
International Business Machines Corp.   216,700  19,543,631
Pitney Bowes, Inc.   31,000  2,154,500
Seagate Technology (a)  51,800  1,822,713
Silicon Graphics, Inc. (a)  37,000  555,000
Sun Microsystems, Inc. (a)  77,100  2,869,566
Tandem Computers, Inc. (a)  24,800  502,200
Unisys Corp. (a)  36,500  278,313
Xerox Corp.   68,000  5,363,500
  60,070,717
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc. (a)  37,800  2,676,713
Perkin-Elmer Corp.   9,200  731,975
Tektronix, Inc.   7,000  420,000
Thermo Electron Corp. (a)  31,300  1,064,200
  4,892,888
ELECTRONICS - 2.9%
AMP, Inc.   45,896  1,916,158
Advanced Micro Devices, Inc. (a)   28,500  1,026,000
Intel Corp.   171,800  24,363,388
LSI Logic Corp. (a)  29,300  937,600
Micron Technology, Inc.   43,900  1,753,256
Motorola, Inc.   124,000  9,424,000
National Semiconductor Corp. (a)  29,300  897,313
Texas Instruments, Inc.   39,900  3,354,094
Thomas & Betts Corp.   11,200  588,700
  44,260,509
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.   69,800  5,357,150
Polaroid Corp.   9,600  532,800
  5,889,950
TOTAL TECHNOLOGY   204,113,623
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.3%
AMR Corp. (a)  19,100  1,766,750
Delta Air Lines, Inc.   15,400  1,262,800
Southwest Airlines Co.   30,300  784,013
US Airways Group, Inc. (a)  16,400  574,000
  4,387,563
RAILROADS - 0.6%
Burlington Northern Santa Fe Corp.   31,918  2,868,630
CSX Corp.   45,338  2,516,259
Union Pacific Corp.   51,300  3,616,650
  9,001,539
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - 0.2%
Caliber System, Inc.   8,100 $ 301,725
Federal Express Corp. (a)  23,800  1,374,450
Laidlaw, Inc. Class B  65,800  907,898
  2,584,073
TOTAL TRANSPORTATION   15,973,175
UTILITIES - 8.5%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)  105,000  2,874,375
ELECTRIC UTILITY - 2.2%
American Electric Power Co., Inc.   39,300  1,650,600
Baltimore Gas & Electric Co.   30,800  821,975
Carolina Power & Light Co.   31,600  1,133,650
Central & South West Corp.   44,200  939,250
Consolidated Edison Co. of
 New York, Inc.   49,100  1,445,381
DTE Energy Co.   30,300  837,038
Dominion Resources, Inc.   37,800  1,384,425
Duke Power Co.   75,207  3,605,236
Edison International  90,600  2,253,675
Entergy Corp.   48,400  1,324,950
FPL Group, Inc.   38,200  1,759,588
GPU, Inc.   25,300  907,638
Houston Industries, Inc.   49,000  1,050,438
Niagara Mohawk Power Corp. (a)  30,300  259,444
Northern States Power Co.   14,400  745,200
Ohio Edison Co.   32,000  698,000
PECO Energy Co.   46,500  976,500
PG&E Corp.   86,200  2,090,350
PP&L Resources, Inc.   33,900  675,881
PacifiCorp.   61,600  1,355,200
Public Service Enterprise Group, Inc.   50,000  1,250,000
Southern Co.   140,900  3,082,188
Texas Utilities Co.   47,100  1,622,006
Unicom Corp.   45,200  1,005,700
Union Electric Co.   21,300  802,744
  33,677,057
GAS - 0.6%
Columbia Gas System, Inc. (The)  11,500  750,375
Consolidated Natural Gas Co.   19,900  1,070,869
ENSERCH Corp.   14,500  322,625
Eastern Enterprises Co.   4,200  145,688
Enron Corp.   53,200  2,171,225
NICOR, Inc.   10,500  376,688
Noram Energy Corp.   28,679  437,355
ONEOK, Inc.   5,789  186,333
Pacific Enterprises  17,700  595,163
Peoples Energy Corp.   7,400  277,038
Sonat, Inc.   18,100  927,625
Williams Companies, Inc.   32,950  1,441,563
  8,702,547
TELEPHONE SERVICES - 5.5%
ALLTEL Corp.   39,100  1,307,406
AT&T Corp.   339,000  11,886,188
Ameritech Corp.   114,900  7,806,019
Bell Atlantic Corp.   91,700  6,957,738
BellSouth Corp.   207,500  9,622,813
Frontier Corp.   34,300  683,856
GTE Corp.   201,200  8,827,650
MCI Communications Corp.   143,400  5,489,531
NYNEX Corp.   92,000  5,301,500

 SHARES VALUE (NOTE 1)
SBC Communications, Inc.   191,824 $ 11,869,110
Sprint Corp.   90,000  4,736,250
U.S. West Communications Group  100,400  3,783,825
WorldCom, Inc. (a)  181,100  5,795,200
  84,067,086
TOTAL UTILITIES   129,321,065
TOTAL COMMON STOCKS
 (Cost $1,138,887,654)   1,424,476,773
U.S. TREASURY OBLIGATIONS - 0.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
U.S. Treasury Bills, yields at dates
 of purchase 5.11% to 5.28%,
 8/07/97 to 1/08/98 (b)
 (Cost $3,973,818)   $ 4,050,000  3,973,818
CASH EQUIVALENTS - 6.7%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 103,083,977  103,067,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,245,928,472) $  1,531,517,591
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
239 S&P 500 Index Contracts Sept. 1997  $106,384,623 $(54,809)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENTS -
6.9%
LEGEND
(a) Non-income producing
(b) Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,973,818.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $494,675,041 and $5,220,911, respectively.
The market value of futures contracts opened and closed during the period amounted to $543,582,086 and $529,220,148 respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $63 for the period (see
Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1997 the aggregate cost of investment securities for income tax purposes was $1,245,928,472. Net unrealized appreciation aggregated $285,589,119, of which $300,312,750 related to appreciated investment securities and $14,723,631 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                                 $ 1,531,517,591
securities, at value
(including
repurchase
agreements of
$103,067,000) (cost
$1,245,928,472) -
See accompanying
schedule

Cash                                           105

Receivable for fund                            5,931,316
shares sold

Dividends receivable                           1,629,782

Other receivables                              3,346

 TOTAL ASSETS                                  1,539,082,140

LIABILITIES

Payable for                     $ 1,257,374
investments
purchased

Payable for fund                 979,674
shares redeemed

Accrued management               188,667
fee

Payable for daily                792,556
variation on
futures contracts

Other payables and               172,255
accrued expenses

 TOTAL LIABILITIES                             3,390,526

NET ASSETS                                    $ 1,535,691,614

Net Assets consist of:

Paid in capital                               $ 1,226,167,647

Undistributed net                              10,647,945
investment income

Accumulated                                    13,341,727
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                                 285,534,295
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                               $ 1,535,691,614
14,820,532
shares outstanding

NET ASSET VALUE,                               $103.62
offering price
and redemption
price per share
($1,535,691,614 (divided by)
14,820,532 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                            $ 9,963,719
Dividends

Interest                                                      2,280,379

 TOTAL INCOME                                                 12,244,098

EXPENSES

Management fee                                $ 1,607,543

Transfer agent fees                            426,756

Accounting fees and                            247,982
expenses

Non-interested                                 2,305
trustees'
compensation

Custodian fees and                             25,316
expenses

Registration fees                              8,223

Audit                                          26,892

Legal                                          1,004

Miscellaneous                                  13,097

 Total expenses                                2,359,118
before reductions

 Expense reductions                            (771,246       1,587,872
                                              )

NET INVESTMENT                                                10,656,226
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    1,026,442
securities

 Foreign currency                              (17
transactions                                  )

 Futures contracts                             11,550,416     12,576,841

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    190,817,156
securities

 Assets and                                    25
liabilities in
 foreign currencies

 Futures contracts                             810,769        191,627,950

NET GAIN (LOSS)                                               204,204,791

NET INCREASE                                                 $ 214,861,017
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                            $ 23,179
 Expense reductions
 Directed
brokerage
arrangements

  Custodian credits                                           629

  FMR                                                         747,438
reimbursement

                                                             $ 771,246

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE)    SIX MONTHS      YEAR ENDED
IN NET ASSETS          ENDED           DECEMBER 31,
                       JUNE 30, 1997   1996
                       (UNAUDITED)

Operations              $ 10,656,226      $ 10,838,949
Net investment
income

 Net realized gain       12,576,841        22,654,377
(loss)

 Change in net           191,627,950       68,025,688
unrealized
appreciation
(depreciation)

 NET INCREASE            214,861,017       101,519,014
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to         (10,847,444)      (3,387,922
shareholders                              )
From net
investment income

 From net realized       (22,010,833)      (8,711,800
gain                                      )

 TOTAL DISTRIBUTIONS     (32,858,277)      (12,099,722
                                          )

Share transactions       621,256,178       568,794,744
Net proceeds from
sales of shares

 Reinvestment of         32,858,277        12,099,722
distributions

 Cost of shares          (123,668,266)     (92,770,768
redeemed                                  )

 NET INCREASE            530,446,189       488,123,698
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         712,448,929       577,542,990
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period     823,242,685       245,699,695

 End of period          $ 1,535,691,614   $ 823,242,685
(including
undistributed net
investment
income of
$10,647,945 and
$10,839,163,
respectively)

OTHER INFORMATION
Shares

 Sold                    6,545,398         6,984,700

 Issued in               357,466           161,200
reinvestment of
distributions

 Redeemed                (1,326,621)       (1,146,896
                                          )

 Net increase            5,576,243         5,999,004
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                      SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,                          AUGUST 27, 1992
                      JUNE 30, 1997                                                        (COMMENCEMENT
                                                                                           OF OPERATIONS) TO
                                                                                           DECEMBER 31,

SELECTED PER-SHARE    (UNAUDITED)        1996                       1995   1994   1993 E   1992
DATA



Net asset value,           $ 89.05       $ 75.71     $ 56.22     $ 55.74    $ 52.60    $ 50.00
beginning of period

Income from
Investment
Operations

 Net investment             .87 D         1.04        .85         1.14       1.31       .44
income

 Net realized and           16.82         15.55       19.72       (.56)      3.80       2.71
unrealized gain
(loss)

 Total from                 17.69         16.59       20.57       .58        5.11       3.15
investment
operations



Less Distributions

 From net                   (1.03)        (.91)       (.95)       -          (1.28)     (.47)
investment income

 From net realized          (2.09)        (2.34)      (.11)       (.10)      (.60)      (.08)
gain

 In excess of net           -             -           (.02)       -          (.09)      -
realized gain

 Total distributions        (3.12)        (3.25)      (1.08)      (.10)      (1.97)     (.55)

Net asset value, end       $ 103.62      $ 89.05     $ 75.71     $ 56.22    $ 55.74    $ 52.60
of period

TOTAL RETURN B, C           20.31%        22.71%      37.19%      1.04%      9.74%      6.31%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of         $ 1,535,692   $ 823,243   $ 245,700   $ 51,301   $ 25,153   $ 17,961
period (000
omitted)

Ratio of expenses to        .28% A,       .28% F      .28% F      .28% F     .28% F     .28% A,
average net assets         F                                                            F

Ratio of net                1.88% A       2.26%       2.70%       2.81%      2.65%      2.89% A
investment income
to average net
assets

Portfolio turnover rate     1% A          14%         16%         2%         9%         0%

Average commission         $ .0322       $ .0315
rate G





A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED AND DO NOT REFLECT
CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT.
INCLUSION OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS SHOWN. C THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). D NET INVESTMENT
INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF
POSITION 93-2, "DETERMINATION,
DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL
GAIN, AND RETURN OF CAPITAL
DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT
INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR AGREED TO
REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY
DIFFER.



VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997     PAST 1   LIFE OF
                                YEAR     FUND

GROWTH OPPORTUNITIES            29.02%   26.86%

S&P 500(registered trademark)   34.70%   33.11%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
 1987/06/30      10000.00                    10000.00
  1987/07/31      10400.00                    10507.00
  1987/08/31      10710.20                    10898.91
  1987/09/30      10587.76                    10660.22
  1987/10/31       8261.22                     8364.01
  1987/11/30       7681.63                     7674.82
  1987/12/31       8473.47                     8258.87
  1988/01/31       8657.31                     8606.57
  1988/02/29       9359.26                     9007.64
  1988/03/31       9275.69                     8729.30
  1988/04/30       9392.68                     8826.20
  1988/05/31       9309.12                     8902.98
  1988/06/30       9777.08                     9311.63
  1988/07/31       9726.94                     9276.25
  1988/08/31       9492.96                     8960.85
  1988/09/30       9760.37                     9342.59
  1988/10/31       9785.44                     9602.31
  1988/11/30       9693.52                     9465.00
  1988/12/31       9793.79                     9630.63
  1989/01/31      10495.74                    10335.60
  1989/02/28      10278.47                    10078.24
  1989/03/31      10589.20                    10313.06
  1989/04/30      11149.21                    10848.31
  1989/05/31      11548.00                    11287.67
  1989/06/30      11395.27                    11223.33
  1989/07/31      12413.46                    12236.79
  1989/08/31      12625.58                    12476.64
  1989/09/30      12735.89                    12425.48
  1989/10/31      12379.52                    12137.21
  1989/11/30      12583.16                    12384.81
  1989/12/31      12880.13                    12682.05
  1990/01/31      12133.46                    11831.08
  1990/02/28      12249.36                    11983.70
  1990/03/31      12399.06                    12301.27
  1990/04/30      12038.01                    11993.74
  1990/05/31      13103.55                    13163.13
  1990/06/30      13376.54                    13073.62
  1990/07/31      13165.20                    13031.78
  1990/08/31      11809.05                    11853.71
  1990/09/30      10593.80                    11276.43
  1990/10/31      10215.14                    11227.94
  1990/11/30      11042.91                    11953.27
  1990/12/31      11368.74                    12286.77
  1991/01/31      12126.07                    12822.47
  1991/02/28      13030.73                    13739.28
  1991/03/31      13423.97                    14071.77
  1991/04/30      13298.85                    14105.54
  1991/05/31      14085.34                    14714.90
  1991/06/30      13039.67                    14040.96
  1991/07/31      14281.96                    14695.26
  1991/08/31      14916.52                    15043.54
  1991/09/30      15032.71                    14792.31
  1991/10/31      15497.45                    14990.53
  1991/11/30      14612.65                    14386.41
  1991/12/31      16543.13                    16032.22
  1992/01/31      17553.05                    15734.02
  1992/02/29      17920.26                    15938.56
  1992/03/31      16821.98                    15627.76
  1992/04/30      16163.01                    16087.22
  1992/05/31      16025.73                    16166.04
  1992/06/30      15403.37                    15925.17
  1992/07/31      15998.27                    16576.51
  1992/08/31      15558.96                    16236.69
  1992/09/30      15833.53                    16428.28
  1992/10/31      16446.73                    16485.78
  1992/11/30      17545.01                    17047.95
  1992/12/31      18085.00                    17257.64
  1993/01/31      18441.94                    17402.60
  1993/02/28      18061.76                    17639.28
  1993/03/31      18781.98                    18011.46
  1993/04/30      18585.56                    17575.59
  1993/05/31      19969.89                    18046.61
  1993/06/30      20175.67                    18098.95
  1993/07/31      20119.55                    18026.55
  1993/08/31      21129.73                    18709.76
  1993/09/30      21522.58                    18565.69
  1993/10/31      21728.36                    18950.00
  1993/11/30      20849.13                    18769.98
  1993/12/31      21588.06                    18997.10
  1994/01/31      22130.57                    19643.00
  1994/02/28      21902.31                    19110.67
  1994/03/31      20907.20                    18277.45
  1994/04/30      21036.57                    18511.40
  1994/05/31      20548.96                    18814.98
  1994/06/30      19504.10                    18354.02
  1994/07/31      20180.77                    18956.03
  1994/08/31      21325.15                    19733.23
  1994/09/30      21066.42                    19249.76
  1994/10/31      21922.21                    19682.88
  1994/11/30      21046.52                    18966.03
  1994/12/31      21583.88                    19247.30
  1995/01/31      21175.88                    19746.38
  1995/02/28      22052.83                    20515.90
  1995/03/31      22853.30                    21121.32
  1995/04/30      23623.75                    21743.34
  1995/05/31      24544.28                    22612.42
  1995/06/30      26715.55                    23137.71
  1995/07/31      29357.09                    23904.96
  1995/08/31      29717.30                    23964.96
  1995/09/30      30487.74                    24976.28
  1995/10/31      30177.56                    24887.12
  1995/11/30      30157.55                    25979.66
  1995/12/31      29217.00                    26480.03
  1996/01/31      29677.27                    27381.41
  1996/02/29      30672.28                    27635.23
  1996/03/31      30790.66                    27901.36
  1996/04/30      31996.03                    28312.63
  1996/05/31      32996.92                    29042.81
  1996/06/30      32351.18                    29153.46
  1996/07/31      29875.88                    27865.46
  1996/08/31      30769.14                    28453.15
  1996/09/30      32835.48                    30054.49
  1996/10/31      32760.15                    30883.39
  1996/11/30      34578.96                    33217.87
  1996/12/31      33513.50                    32559.82
  1997/01/31      35439.94                    34594.16
  1997/02/28      34634.29                    34865.38
  1997/03/31      32693.44                    33432.76
  1997/04/30      34266.20                    35428.69
  1997/05/31      36642.08                    37585.59
  1997/06/30      38147.92                    39269.43
Let's say hypothetically that $10,000 was invested in Growth Opportunities Portfolio on January 3, 1995, when the fund started. As the chart shows, by June 30, 1997, the value of the investment would have grown to $18,095 - a 80.95% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,400 - a 104.00% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                         % OF FUND'S
                                         INVESTMENTS

Philip Morris Companies, Inc.            5.9

Federal National Mortgage Association    4.6

Federal Home Loan Mortgage Corporation   2.9

International Business Machines Corp.    2.4

General Motors Corp.                     2.4

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S
                     INVESTMENTS

Finance              16.5

Technology           13.8

Retail & Wholesale   7.1

Nondurables          7.0

Energy               6.8

ASSET ALLOCATION AS OF JUNE 30, 1997*
Row: 1, Col: 1, Value: 6.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 82.0
Stocks  82.0%
Bonds  12.0%
Short-term investments 6.0%
FOREIGN INVESTMENTS  8.0%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with George Vanderheiden, Portfolio Manager of Growth Opportunities Portfolio
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six- and 12-month periods that ended June 30, 1997, the fund underperformed the Standard & Poor's 500 Index, which rose 20.61% for the six-month period and 34.70% for the 12-month period.
Q. WHY DID THE FUND'S RETURN TRAIL THE S&P 500 DURING THE PERIOD?
A. Much of the fund's underperformance relative to the S&P 500 can be traced to asset allocation. Over the six-month period, the fund had an average of 13% of assets in Treasury bonds and 4% of assets in cash. This total of 17% of assets appreciated only about 1% during the period. Conversely, the other 83% in stocks was up about 18%, close to the S&P 500 gain.
Q. THE ECONOMY STRENGTHENED IN THE FIRST HALF OF 1997 AND YOU STILL OWNED BONDS. WHY?
A. Bonds were purchased originally as a short-term tactical move to hedge against slowing corporate earnings growth in 1996. Earnings growth did slow as I expected in 1996, but the stock market did not correct as it has done in the past. However, with Treasury bond yields at 3.5-times the yield on the S&P 500, I considered bonds a good safety cushion in an expensive market.
Q. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
A. I own the tobacco stocks because they operate a profitable business that historically has offered above-average returns to shareholders over the long term. In the past, the stocks have provided better-than-average earnings growth, lower-than-average price-to-earnings ratios and high yields. Nothing this year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" far in excess of any reasonable estimate of potential liabilities. The cost of the proposed settlement is high, but should be completely passed along to consumers.
Q. WHY ARE STOCK VALUATIONS SO HIGH AND DO YOU THINK THEY WILL STAY
INFLATED?
A. We had a near perfect investing environment during the period - experiencing growth without inflation. Accelerating inflation is usually a killer of all bond and equity bull markets, but inflation just keeps receding as the economic expansion continues. During the worst bear market I ever encountered - the 1973-1974 bear that took prices down about 50% - everything that could go wrong did go wrong. Today is an environment where everything that could go right has gone right - from a declining budget deficit, to falling inflation, to surging earnings, to big flows into mutual funds and rising consumer confidence. If any of these factors change for the worse, valuations will deflate. My biggest concern going forward is that the low level of inflation and pricing power in a strong economy will deteriorate to deflation in a slowing or contracting economy, thereby leading to sizable earnings declines.
Q. HOW DID YOU MANAGE IN A LOW-INFLATION ENVIRONMENT?
A. I concentrated on four areas during the period. First, I looked at innovators and unit growers because these companies use unit growth to grow earnings and don't need price increases. Technology, health care and telecommunications companies fall within these areas. Second were the interest-sensitive sectors that benefited from low interest rates, including mortgage companies, insurance, finance and construction. Third were global growers - companies with proprietary advantages such as low costs or unique distribution channels and strong brands - which are seizing market share on a global basis. Fourth were the acquisitive companies in consolidating industries. Certain industries have stopped growing, but certain companies have been able to show great earnings growth by acquiring market share and paring costs.
Q. WHAT'S YOUR OUTLOOK?
A. With the market continuing to advance sharply over the past six months and Fed policy becoming restrictive in the spring, the investing climate has become more precarious. Investors with short-term orientations should be prepared for some downside risk. Risks to the market include rising inflation and/or falling earnings. However, whatever the shorter term holds, remember that since 1945 the stock market has risen 70% of the time, so chances are if one year is down, the next two could very well be up.



FUND FACTS
GOAL: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks
START DATE: January 3, 1995
SIZE: as of June 30, 1997, more than
$706 million
MANAGER: George Vanderheiden, since
inception; joined Fidelity in 1971
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 82.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.2%
Boeing Co.  151,700 $ 8,049,408
Gulfstream Aerospace Corp. (a)  10,700  315,650
  8,365,058
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   62,800  3,202,800
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  5,300  111,300
Newport News Shipbuilding, Inc.   15,200  295,450
  406,750
TOTAL AEROSPACE & DEFENSE   11,974,608
BASIC INDUSTRIES - 4.6%
CHEMICALS & PLASTICS - 3.0%
Air Products & Chemicals, Inc.   18,200  1,478,750
du Pont (E.I.) de Nemours & Co.   201,700  12,681,888
Raychem Corp.   59,200  4,403,000
Union Carbide Corp.   55,700  2,621,381
  21,185,019
PACKAGING & CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)  176,700  5,477,700
PAPER & FOREST PRODUCTS - 0.8%
Boise Cascade Corp.  36,000  1,271,250
Champion International Corp.   53,800  2,972,450
International Paper Co.  21,400  1,039,238
Willamette Industries, Inc.   7,200  504,000
  5,786,938
TOTAL BASIC INDUSTRIES   32,449,657
CONSTRUCTION & REAL ESTATE - 1.0%
CONSTRUCTION - 0.7%
Centex Corp.  22,000  893,750
D.R. Horton, Inc.   48,636  504,599
Fleetwood Enterprises, Inc.   90,562  2,699,880
Kaufman & Broad Home Corp.   44,900  788,556
U.S. Home Corp. (a)  4,800  127,500
  5,014,285
ENGINEERING - 0.3%
Fluor Corp.   35,100  1,937,081
TOTAL CONSTRUCTION & REAL ESTATE   6,951,366
DURABLES - 4.5%
AUTOS, TIRES, & ACCESSORIES - 3.8%
Circuit City Stores, Inc. - CarMax Group  4,200  60,113
Cummins Engine Co., Inc.   36,300  2,561,419
Dana Corp.   13,600  516,800
Discount Auto Parts, Inc. (a)  29,400  573,300
Federal-Mogul Corp.   13,300  465,500
General Motors Corp.   309,600  17,240,850
Gentex Corp. (a)  13,100  258,725
Goodyear Tire & Rubber Co.   14,700  930,694
Honda Motor Co. Ltd.   24,000  722,229
Magna International, Inc. Class A  39,300  2,362,583
Superior Industries International, Inc.   59,600  1,579,400
  27,271,613
CONSUMER ELECTRONICS - 0.2%
Newell Co.   29,500  1,168,938

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.5%
Burlington Industries, Inc. (a)  75,100 $ 901,200
Liz Claiborne, Inc.  19,800  923,175
NIKE, Inc. Class B  28,300  1,652,013
Reebok International Ltd.   4,400  205,700
  3,682,088
TOTAL DURABLES   32,122,639
ENERGY - 6.8%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   69,800  2,037,288
OIL & GAS - 6.5%
Amerada Hess Corp.   29,200  1,622,425
Anadarko Petroleum Corp.   3,200  192,000
Atlantic Richfield Co.   54,600  3,849,300
British Petroleum PLC ADR  94,528  7,077,784
Burlington Resources, Inc.   74,400  3,282,900
Canada Occidental Petroleum Ltd.   1,300  29,189
Chevron Corp.   4,300  317,931
Elf Aquitaine SA sponsored ADR  14,700  800,231
Enron Oil & Gas Co.   9,400  170,375
Kerr-McGee Corp.   14,200  899,925
Louisiana Land & Exploration Co.   58,500  3,341,813
Mobil Corp.   8,600  600,925
Noble Affiliates, Inc.   5,600  216,650
Occidental Petroleum Corp.   125,900  3,155,369
Royal Dutch Petroleum Co.   239,600  13,028,250
Santa Fe Energy Resources, Inc. (a)  43,500  638,906
Sun Co., Inc.   18,800  582,800
Tosco Corp.   137,700  4,122,394
Total SA:
 Class B  3,853  389,218
 sponsored ADR  28,368  1,436,130
Union Pacific Resources Group, Inc.  9,700  241,288
  45,995,803
TOTAL ENERGY   48,033,091
FINANCE - 16.5%
BANKS - 0.5%
Credit Suisse Group (Reg.)  15,100  1,937,222
NationsBank Corp.  21,400  1,380,300
  3,317,522
CREDIT & OTHER FINANCE - 2.1%
Fleet Financial Group, Inc.  235,282  14,881,587
FEDERAL SPONSORED CREDIT - 7.4%
Federal Home Loan Mortgage
 Corporation  593,300  20,394,688
Federal National Mortgage Association  741,700  32,356,663
  52,751,351
INSURANCE - 6.0%
AFLAC, Inc.  23,650  1,117,463
Aegon NV (Reg.)  23,341  1,635,329
Allmerica Financial Corp.  23,400  933,075
Allstate Corp.  167,859  12,253,707
American International Group, Inc.  64,800  9,679,500
CIGNA Corp.  9,900  1,757,250
Equitable of Iowa Companies  3,700  207,200
General Re Corp.  16,100  2,930,200
Loews Corp.  10,600  1,061,325
MGIC Investment Corp.  75,000  3,595,313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Nationwide Financial Services, Inc.
 Class A  3,500 $ 92,969
PMI Group, Inc.   26,700  1,665,413
Provident Companies, Inc.   2,400  128,400
Providian Financial Corp. (a)  57,700  1,853,613
Reliastar Financial Corp.   10,700  782,438
Torchmark Corp.   34,800  2,479,500
Travelers Property Casualty Corp.
 Class A  8,400  334,950
UNUM Corp.   6,200  260,400
  42,768,045
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   32,100  2,247,000
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp.   51,800  1,466,588
TOTAL FINANCE   117,432,093
HEALTH - 6.5%
DRUGS & PHARMACEUTICALS - 2.4%
American Home Products Corp.   2,600  198,900
Amgen, Inc.   50,400  2,929,500
Astra AB Class A Free shares  247,566  4,617,213
Merck & Co., Inc.   12,600  1,304,100
Novartis AG (Reg.)  2,300  3,673,076
Schering-Plough Corp.   82,900  3,968,838
  16,691,627
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
Allegiance Corp.   4,880  132,980
Bard (C.R.), Inc.   24,200  878,763
Baxter International, Inc.   10,300  538,175
Biomet, Inc.   57,500  1,070,938
Boston Scientific Corp. (a)  2,900  178,169
Johnson & Johnson  6,600  424,875
St. Jude Medical, Inc. (a)  66,500  2,593,500
  5,817,400
MEDICAL FACILITIES MANAGEMENT - 3.3%
Columbia/HCA Healthcare Corp.   411,550  16,179,059
Health Management Associates, Inc.
  Class A (a)  2,900  82,650
Humana, Inc. (a)  113,700  2,629,313
Tenet Healthcare Corp. (a)  77,600  2,294,050
United HealthCare Corp.   48,400  2,516,800
  23,701,872
TOTAL HEALTH   46,210,899
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  38,800  1,382,250
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ELECTRICAL EQUIPMENT - 1.0%
Emerson Electric Co.   14,500  798,406
General Electric Co.   65,600  4,288,600
Scientific-Atlanta, Inc.   33,100  724,063
Sensormatic Electronics Corp.   11,000  141,625
Westinghouse Electric Corp.   50,300  1,163,188
  7,115,882
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Caterpillar, Inc.   29,000  3,113,875
JLK Direct Distribution, Inc. Class A  200  5,125
Ultratech Stepper, Inc. (a)  34,400  786,900
  3,905,900

 SHARES VALUE (NOTE 1)
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.   35,700 $ 1,187,025
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   12,208,807
MEDIA & LEISURE - 2.7%
BROADCASTING - 0.1%
Cox Communications, Inc. Class A (a)  8,600  206,400
HSN, Inc. (a)  6,440  201,250
TCI Group Class A (a)  29,100  432,863
  840,513
ENTERTAINMENT - 0.3%
Cedar Fair LP (depositary unit)  2,500  109,375
Royal Carribean Cruises Ltd.   50,100  1,750,369
  1,859,744
LEISURE DURABLES & TOYS - 0.6%
Nintendo Co. Ltd. Ord.   49,100  4,111,474
LODGING & GAMING - 0.9%
Circus Circus Enterprises, Inc. (a)  78,100  1,923,213
HFS, Inc. (a)  13,700  794,600
Harrah's Entertainment, Inc. (a)  36,300  662,475
Mirage Resorts, Inc. (a)  80,300  2,027,575
Sun International Hotels Ltd. Ord. (a)  33,200  1,226,325
  6,634,188
PUBLISHING - 0.1%
Cognizant Corp.   21,600  874,800
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  26,200  373,350
Lone Star Steakhouse Saloon (a)  19,300  501,800
McDonald's Corp.   81,800  3,951,963
Papa John's International, Inc. (a)  7,200  264,600
  5,091,713
TOTAL MEDIA & LEISURE   19,412,432
NONDURABLES - 7.0%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   8,900  238,075
TOBACCO - 7.0%
Philip Morris Companies, Inc.   939,000  41,668,125
RJR Nabisco Holdings Corp.   226,260  7,466,580
UST, Inc.   10,100  280,275
  49,414,980
TOTAL NONDURABLES   49,653,055
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   8,300  180,650
Newmont Mining Corp.   7,269  283,491
  464,141
RETAIL & WHOLESALE - 7.1%
APPAREL STORES - 0.4%
Gap, Inc.   19,700  765,838
TJX Companies, Inc.   66,800  1,761,850
  2,527,688
DRUG STORES - 0.0%
CVS Corp.   6,800  348,500
GENERAL MERCHANDISE STORES - 2.3%
Federated Department Stores, Inc. (a)  56,200  1,952,950
Proffitts, Inc. (a)  1,900  83,363
Wal-Mart Stores, Inc.   420,300  14,211,394
  16,247,707
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.3%
Safeway, Inc. (a)  45,500 $ 2,098,688
RETAIL & WHOLESALE, MISCELLANEOUS - 4.1%
Circuit City Stores, Inc. -
 Circuit City Group  91,900  3,268,194
Corporate Express, Inc.   37,900  547,181
Home Depot, Inc. (The)  178,600  12,312,238
Lowe's Companies, Inc.   147,400  5,472,225
Officemax, Inc. (a)  104,075  1,502,583
Office Depot, Inc. (a)  16,200  314,888
Rex Stores Corp. (a)  12,700  128,588
Staples, Inc. (a)  43,500  1,011,375
Toys "R" Us, Inc. (a)  87,100  3,048,500
U.S. Office Products Co. (a)  28,800  880,200
Viking Office Products, Inc. (a)  43,400  824,600
  29,310,572
TOTAL RETAIL & WHOLESALE   50,533,155
SERVICES - 0.1%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   4,700  288,169
LEASING & RENTAL - 0.0%
Hanover Compressor Co.   600  11,700
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   1,100  40,439
SERVICES - 0.0%
PEAPOD, Inc.   2,000  22,500
TOTAL SERVICES   362,808
TECHNOLOGY - 13.8%
COMMUNICATIONS EQUIPMENT - 0.8%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  3,800  95,950
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  31,000  3,880,140
Andrew Corp. (a)  11,300  317,813
Cisco Systems, Inc. (a)  15,800  1,060,575
Nokia Corp. AB sponsored ADR  6,700  494,125
  5,848,603
COMPUTER SERVICES & SOFTWARE - 2.7%
American Management Systems, Inc. (a)  5,100  136,425
Automatic Data Processing, Inc.   47,700  2,241,900
CUC International, Inc. (a)  33,200  856,975
Ceridian Corp. (a)  30,600  1,292,850
CompUSA, Inc. (a)  20,300  436,450
Electronic Data Systems Corp.   83,400  3,419,400
First Data Corp.   62,200  2,732,913
Microsoft Corp. (a)  22,400  2,830,800
Netscape Communications Corp. (a)  5,500  176,344
Oracle Systems Corp. (a)  38,750  1,952,031
Paychex, Inc.   30,200  1,147,600
Policy Management Systems Corp. (a)  40,200  1,889,400
  19,113,088
COMPUTERS & OFFICE EQUIPMENT - 4.5%
Bay Networks, Inc. (a)  48,000  1,275,000
Compaq Computer Corp. (a)  74,600  7,404,050
Hewlett-Packard Co.   32,700  1,831,200
Ingram Micro, Inc. Class A (a)  6,600  159,225
International Business Machines Corp.   191,700  17,288,944
SCI Systems, Inc. (a)  44,000  2,805,000
Tech Data Corp. (a)  39,300  1,235,494
  31,998,913

 SHARES VALUE (NOTE 1)
ELECTRONIC INSTRUMENTS - 1.3%
Applied Materials, Inc. (a)  27,000 $ 1,911,938
Cognex Corp. (a)  16,500  437,250
KLA Instruments Corp. (a)  5,900  287,625
Lam Research Corp. (a)  35,000  1,297,188
Novellus Systems, Inc. (a)  22,100  1,911,650
Teradyne, Inc. (a)  30,700  1,204,975
Thermo Electron Corp. (a)  34,500  1,173,000
Varian Associates, Inc.   19,800  1,074,150
  9,297,776
ELECTRONICS - 4.5%
AMP, Inc.   109,100  4,554,925
Atmel Corp. (a)  7,000  196,000
Intel Corp.   57,900  8,210,944
Methode Electronics, Inc. Class A  114,100  2,267,738
Microchip Technology, Inc. (a)  6,250  185,938
Micron Technology, Inc.   128,600  5,135,963
Molex, Inc.   20,243  705,975
Motorola, Inc.   4,200  319,200
Solectron Corp. (a)  103,500  7,245,000
Storage Technology Corp. (a)  16,000  712,000
Texas Instruments, Inc.   25,700  2,160,406
Thomas & Betts Corp.   1,200  63,075
  31,757,164
TOTAL TECHNOLOGY   98,015,544
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.1%
Continental Airlines, Inc. Class B (a)  7,400  258,538
Delta Air Lines, Inc.   5,200  426,400
Northwest Airlines Corp. Class A (a)  12,600  458,325
  1,143,263
RAILROADS - 0.6%
Bombardier, Inc. Class B  28,400  643,842
Burlington Northern Santa Fe Corp.   13,000  1,168,375
CSX Corp.   40,300  2,236,650
  4,048,867
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  29,400  569,625
Stolt-Nielsen SA  4,300  81,163
  650,788
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   6,200  144,925
Yellow Corp. (a)  26,200  586,225
  731,150
TOTAL TRANSPORTATION   6,574,068
UTILITIES - 6.8%
CELLULAR - 1.7%
AirTouch Communications, Inc. (a)  174,200  4,768,725
360 Degrees Communications Co. (a)  8,706  149,090
Vodafone Group PLC sponsored ADR  142,380  6,896,531
Vodafone Group PLC  24,023  117,174
  11,931,520
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   14,600  613,200
Entergy Corp.   44,200  1,209,975
  1,823,175
GAS - 0.1%
Enron Corp.   19,600  799,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 4.7%
AT&T Corp.   52,600 $ 1,844,288
Ameritech Corp.   46,700  3,172,681
Bell Atlantic Corp.   34,600  2,625,275
BellSouth Corp.   81,200  3,765,650
Deutsche Telekom AG  19,600  470,602
MCI Communications Corp.   163,500  6,258,984
NYNEX Corp.   68,100  3,924,263
Qwest Communications
 International, Inc.   1,200  32,700
SBC Communications, Inc.   66,500  4,114,688
Sprint Corp.   125,700  6,614,963
WorldCom, Inc. (a)  17,700  566,400
  33,390,494
TOTAL UTILITIES   47,945,114
TOTAL COMMON STOCKS
 (Cost $476,697,141)   581,725,727
U.S. TREASURY OBLIGATIONS - 12.0%
 PRINCIPAL
 AMOUNT
8 1/8%, 8/15/19 $ 21,640,000  24,686,479
7 5/8%, 11/15/22  2,000,000  2,178,440
6 1/4%, 8/15/23  45,953,000  42,542,368
stripped principal:
 0%, 2/15/19  43,750,000  9,819,688
 0%, 8/15/19  10,000,000  2,170,600
 0%, 8/15/20  20,000,000  4,047,200
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $85,961,758)   85,444,775
CASH EQUIVALENTS - 6.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97 $ 42,594,015  42,587,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $605,245,899)  $ 709,757,502
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $298,528,669 and $68,291,517, respectively, of which U.S. government and government agency obligations aggregated $33,871,823 and $6,563,299, respectively.
The market value of futures contracts opened and closed during the period amounted to $9,619,242 and $9,579,433, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research. The commissions paid to these affiliated firms were $45,612 for the period. (see Note 4 of Notes to Financial Statements)
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $605,271,604. Net unrealized appreciation aggregated $104,485,898, of which $110,709,066 related to appreciated investment securities and $6,223,168 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                               $ 709,757,502
securities, at
value (including
repurchase
agreements of
$42,587,000)
(cost $605,245,899)
- See
accompanying
schedule

Cash                                         808

Receivable for                               491,197
investments sold

Receivable for fund                          2,101,658
shares sold

Dividends receivable                         1,086,338

Interest receivable                          1,745,837

 TOTAL ASSETS                                715,183,340

LIABILITIES

Payable for                   $ 8,490,520
investments
purchased

Payable for fund               152
shares redeemed

Accrued management             337,600
fee

Other payables and             106,664
accrued expenses

 TOTAL LIABILITIES                           8,934,936

NET ASSETS                                  $ 706,248,404

Net Assets consist of:

Paid in capital                             $ 582,572,383

Undistributed net                            4,997,998
investment income

Accumulated                                  14,166,109
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                               104,511,914
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                             $ 706,248,404
41,242,299
shares outstanding

NET ASSET VALUE,                             $17.12
offering price
and redemption
price per
share
($706,248,404 (divided by)
41,242,299 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                           $ 3,981,833
Dividends

Interest                                                     3,195,610

 TOTAL INCOME                                                7,177,443

EXPENSES

Management fee                                $ 1,583,318

Transfer agent fees                            191,171

Accounting fees and                            150,696
expenses

Non-interested                                 1,358
trustees'
compensation

Custodian fees and                             50,475
expenses

Registration fees                              21

Audit                                          14,906

Legal                                          4,232

Miscellaneous                                  356

 Total expenses                                1,996,533
before reductions

 Expense reductions                            (20,025       1,976,508
                                              )

NET INVESTMENT                                               5,200,935
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    14,399,104
securities

 Foreign currency                              (2,166
transactions                                  )

 Futures contracts                             (39,809       14,357,129
                                              )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    58,370,392
securities

 Assets and                                    347           58,370,739
liabilities in
 foreign currencies

NET GAIN (LOSS)                                              72,727,868

NET INCREASE                                                $ 77,928,803
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                           $ 19,204
Expense reductions
Directed brokerage
arrangements

 Custodian credits                                           821

                                                            $ 20,025

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS      YEAR ENDED
                                    ENDED           DECEMBER 31,
                                    JUNE 30, 1997   1996
                                    (UNAUDITED)

Operations              $ 5,200,935     $ 6,366,110
Net investment
income

 Net realized gain       14,357,129      9,088,610
(loss)

 Change in net           58,370,739      35,812,890
unrealized
appreciation
(depreciation)

 NET INCREASE            77,928,803      51,267,610
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to         (6,567,693)     -
shareholders
From net
investment income

 From net realized       (9,194,770)     (705,098
gain                                    )

 TOTAL DISTRIBUTIONS     (15,762,463)    (705,098
                                        )

Share transactions       253,984,326     170,852,927
Net proceeds from
sales of shares

 Reinvestment of         15,762,463      705,098
distributions

 Cost of shares          (8,750,145)     (3,337,769
redeemed                                )

 NET INCREASE            260,996,644     168,220,256
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         323,162,984     218,782,768
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period     383,085,420     164,302,652

 End of period          $ 706,248,404   $ 383,085,420
(including
undistributed net
investment
income of
$4,997,998 and
$6,366,110,
respectively)

OTHER INFORMATION
Shares

 Sold                    15,911,548      12,499,499

 Issued in               1,011,711       53,538
reinvestment of
distributions

 Redeemed                (556,728)       (246,129
                                        )

 Net increase            16,366,531      12,306,908
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)        1996                       1995

Net asset value,           $ 15.40      $ 13.07     $ 10.00
beginning of period

Income from
Investment
Operations

 Net investment             .16 D        .26         .11
income

 Net realized and           2.16         2.12        3.14
unrealized gain
(loss)

 Total from                 2.32         2.38        3.25
investment
operations

Less Distributions

 From net                   (.25)        -           (.11)
investment income

 From net realized          (.35)        (.05)       (.07)
gain

 Total distributions        (.60)        (.05)       (.18)

Net asset value, end       $ 17.12      $ 15.40     $ 13.07
of period

TOTAL RETURN B, C           15.45%       18.27%      32.52%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of         $ 706,248    $ 383,085   $ 164,303
period (000
omitted)

Ratio of expenses to        .77% A       .77%        .85%
average net assets                                  E

Ratio of expenses to        .76% A, F    .76%        .83%
average net assets                      F           F
after expense
reductions

Ratio of net                1.99% A      2.29%       2.49%
investment income
to average net
assets

Portfolio turnover rate     27% A        28%         38%

Average commission         $ .0364      $ .0367
rate G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT
CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT. INCLUSION OF
THESE CHARGES WOULD REDUCE THE TOTAL RETURNS
SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE
FUND'S EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1   LIFE OF
JUNE 30, 1997                   YEAR     FUND

CONTRAFUND                      25.07%   29.11%

S&P 500(registered trademark)   34.70%   33.11%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10258.23
  1995/02/28      10370.00                    10658.00
  1995/03/31      10890.00                    10972.51
  1995/04/30      11480.00                    11295.66
  1995/05/31      11730.00                    11747.14
  1995/06/30      12490.00                    12020.03
  1995/07/31      13470.00                    12418.61
  1995/08/31      13640.00                    12449.78
  1995/09/30      13940.00                    12975.16
  1995/10/31      13650.00                    12928.84
  1995/11/30      13900.00                    13496.42
  1995/12/31      13971.98                    13756.36
  1996/01/31      14073.30                    14224.63
  1996/02/29      14124.25                    14356.49
  1996/03/31      14584.49                    14494.74
  1996/04/30      15065.18                    14708.39
  1996/05/31      15239.05                    15087.72
  1996/06/30      15116.32                    15145.21
  1996/07/31      14410.62                    14476.09
  1996/08/31      14962.90                    14781.39
  1996/09/30      15597.01                    15613.29
  1996/10/31      16077.71                    16043.91
  1996/11/30      17039.10                    17256.66
  1996/12/31      16936.82                    16914.81
  1997/01/31      17591.38                    17971.65
  1997/02/28      17103.08                    18112.54
  1997/03/31      16660.22                    17368.30
  1997/04/30      17060.91                    18405.19
  1997/05/31      18115.35                    19525.70
  1997/06/30      18906.18                    20400.45
Let's say hypothetically that $10,000 was invested in Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by June 30, 1997, the value of the investment would have grown to $18,906 - a 89.06% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,400 - a 104.00% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JUNE 30, 1997
                                                      % OF FUND'S
                                                      INVESTMENTS

Schlumberger Ltd.                                     1.6

Microsoft Corp.                                       1.2

Lucent Technologies, Inc.                             1.1

Home Depot, Inc. (The)                                1.1

American International Group, Inc.                    1.1

Royal Dutch Petroleum Co.                             1.0

Alcatel Alsthom Compagnie Generale d'Electricite SA   1.0

Texas Instruments, Inc.                               1.0

Tyco International Ltd.                               1.0

Westinghouse Electric Corp.                           1.0

TOP TEN MARKET SECTORS AS OF JUNE 30, 1997
                                   % OF FUND'S
                                   INVESTMENTS

Technology                         14.8

Finance                            13.5

Energy                             12.8

Retail & Wholesale                 7.5

Industrial Machinery & Equipment   6.2

Media & Leisure                    6.2

Durables                           4.8

Basic Industries                   4.8

Health                             4.7

Nondurables                        3.8

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Will Danoff, Portfolio Manager of
Contrafund Portfolio
Q. HOW DID THE FUND PERFORM, WILL?
A. Results were disappointing. For the six months that ended June 30, 1997, the fund trailed the 20.61% return of the Standard & Poor's 500 Index. From a 12-month perspective, the fund also lagged the S&P 500, which had a return of 34.70%. I consider this performance to be unsatisfactory and I'm working as hard as ever with Fidelity's research staff to find stocks that can help boost second-half performance.
Q. WHAT FACTORS WERE BEHIND THE FUND'S UNDERPERFORMANCE RELATIVE TO THE S&P
500?
A. A primary reason was the narrowness of the market. By that I mean that the market's advance was concentrated chiefly among stocks of the largest companies in the index. To illustrate, shares of the 100 largest S&P 500 stocks appreciated approximately 25% over the past six months, while the 100 smallest stocks in the index rose only around 15%. This phenomenon hurt the fund, which tends to emphasize small- and mid-sized companies.
Q. WERE THERE ANY OTHER SPECIFIC FACTORS THAT HAD A NEGATIVE IMPACT ON THE FUND'S RETURN?
A. The fund's underweighting in health care stocks relative to the index - health care stocks make up around 11% of the index, while they comprised almost 5% of the fund - hurt performance. With governments throughout the world attempting to limit health care expenditure growth and U.S. health maintenance organizations (HMOs) trying to contain industry costs, I thought the industry would suffer a slowdown. Unfortunately, many health care stocks - particularly pharmaceuticals - continued to perform well, rising about 23% during the period. Thus, my strategy of underweighting these stocks hurt the fund's return.
Q. ASIDE FROM HEALTH STOCKS, HOW DID OTHER SECTORS PERFORM DURING THE
PERIOD?
A. The finance sector, which accounted for around 14% of the fund's investments at the end of the period, rose approximately 23%. This strong showing was due largely to falling interest rates, good expense control and continuing industry consolidation. Some financial stocks held by the fund included American International Group, a leading insurer with operations in Asia; Washington Mutual, a rapidly growing West Coast thrift; and First Bank Systems, a Minneapolis bank with one of the lowest expense ratios in the industry and a recent acquirer of another stock in Contrafund's portfolio, U.S. Bancorp. On the other hand, the fund's energy exploration and production positions were hurt by falling oil and natural gas prices. As of period end, the fund's exposure to these stocks had fallen from about 23% six months ago to approximately 13%. Low capital investment in the energy sector has resulted in a tight supply of oil service equipment. Examples of fund positions that benefited from this positive trend included Schlumberger, Halliburton, ENSCO International and Smith International, all top 25 positions within the portfolio.
Q. DID YOU PLAY ANY OTHER PARTICULAR THEMES DURING THE PERIOD?
A. One area of optimism is the Internet and certain stocks that could benefit from the Internet's popularity. The cable television industry is an example. These stocks have had a tough four-year stretch, as government regulation limited companies' ability to raise prices, and subscriber growth slowed. As a result, the market still holds a pessimistic view on cable TV stocks. However, with the Internet's popularity, these companies have a huge opportunity to reaccelerate their earnings growth. Many cable TV companies are offering access to the Internet at dramatically faster speeds than is currently available over telephone wires. This could help turn the cable TV industry's fortunes around. Along the same lines, the technology and telecommunications industries could also benefit from the Internet demand. Two of the fund's top positions - Lucent Technologies and Alcatel - are leading providers of the equipment being used to improve the Internet's operating efficiency.
Q. WHAT'S YOUR OUTLOOK?
A. As I mentioned, the biggest stocks in the S&P 500 are quite expensive, a trend that could continue for several years. If it does, I'll continue my contrarian approach of looking for undervalued companies that are growing their earnings rapidly and therefore have the capability to produce good share price appreciation.



FUND FACTS
GOAL: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks
START DATE: January 3, 1995
SIZE: as of June 30, 1997, more than
$706 million
MANAGER: George Vanderheiden, since
inception; joined Fidelity in 1971
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.3%
AEROSPACE & DEFENSE - 2.2%
AlliedSignal, Inc.   115,900 $ 9,736,589
Boeing Co.   178,500  9,471,656
GenCorp, Inc.   96,700  2,236,188
General Motors Corp. Class H  10,600  612,150
Gulfstream Aerospace Corp. (a)  125,000  3,687,500
Kellstrom Industries, Inc. (a)  189,100  2,978,325
Lockheed Martin Corp.   116,000  12,013,250
Sundstrand Corp.   99,300  5,542,181
Textron, Inc.   104,700  6,949,463
United Technologies Corp.   205,400  17,048,200
  70,275,502
DEFENSE ELECTRONICS - 0.0%
Datum, Inc. (a)  8,000  248,000
Raytheon Co.   11,900  606,900
  854,900
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   23,600  1,770,000
TOTAL AEROSPACE & DEFENSE   72,900,402
BASIC INDUSTRIES - 4.8%
CHEMICALS & PLASTICS - 2.5%
Air Products & Chemicals, Inc.   27,100  2,201,875
Avery Dennison Corp.   6,200  248,775
Cambrex Corp.   90,800  3,609,300
Crompton & Knowles Corp.   332,292  7,393,497
Cytec Industries, Inc. (a)  170,100  6,357,488
du Pont (E.I.) de Nemours & Co.   65,400  4,112,025
Engelhard Corp.   1,000  20,938
FMC Corp. (a)  1,800  142,988
Ferro Corp.   24,000  889,500
Fuller (H.B.) Co.   53,900  2,964,500
Goodrich (B.F.) Co.   47,600  2,061,675
International Specialty Products, Inc. (a)  75,500  1,061,719
Monsanto Co.   337,500  14,533,594
Morton International, Inc.   150,900  4,555,294
Nalco Chemical Co.   46,100  1,780,613
Praxair, Inc.   138,500  7,756,000
Raychem Corp.   22,600  1,680,875
Sealed Air Corp. (a)  242,100  11,499,750
Union Carbide Corp.   42,600  2,004,863
W.R. Grace & Co.  62,900  3,467,363
Witco Corp.   53,000  2,010,688
  80,353,320
IRON & STEEL - 0.1%
Aeroquip Vickers, Inc.   9,700  458,325
Nucor Corp.   51,000  2,881,500
Steel Dynamics, Inc. (a)  42,100  1,052,500
  4,392,325
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   44,300  1,511,266
Aluminum Co. of America  103,600  7,808,850
Falconbridge Ltd.   79,200  1,554,572
Reynolds Metals Co.   62,600  4,460,250
Rio Tinto PLC (Reg.)  309,900  5,398,794
  20,733,732
PACKAGING & CONTAINERS - 0.5%
Crown Cork & Seal Co., Inc.   48,800  2,607,750
Owens-Illinois, Inc. (a)  397,900  12,334,900

 SHARES VALUE (NOTE 1)
Peak International, Ltd.   38,900 $ 466,800
Silgan Holdings, Inc.   37,100  1,437,625
  16,847,075
PAPER & FOREST PRODUCTS - 1.0%
Abitibi-Consolidated, Inc.   28,300  505,266
American Pad & Paper Co. (a)  90,100  1,520,438
Bowater, Inc.   23,900  1,105,375
Champion International Corp.   39,900  2,204,475
Deltic Timber Corp.   16,557  485,327
Fort Howard Corp. (a)  12,400  627,750
Georgia-Pacific Corp.   12,500  1,067,188
International Paper Co.   29,300  1,422,881
James River Corp. of Virginia  271,600  10,049,200
Kimberly-Clark Corp.   181,100  9,009,725
Mail-Well, Inc. (a)  83,500  2,379,750
Temple-Inland, Inc.   33,000  1,782,000
  32,159,375
TOTAL BASIC INDUSTRIES   154,485,827
CONSTRUCTION & REAL ESTATE - 3.3%
BUILDING MATERIALS - 0.9%
American Residential Services, Inc. (a) 42,100 978,825 American Standard Companies,
 Inc. (a)  9,400  420,650
Coltec Industries, Inc. (a)  166,900  3,254,550
Lilly Industrial Coatings, Inc. Class A  66,400  1,336,300
Mark IV Industries, Inc.   25,000  600,000
Masco Corp.   168,600  7,039,050
Medusa Corp.   20,200  775,175
Nortek, Inc. (a)  29,200  704,450
Sherwin-Williams Co.   140,500  4,337,938
Southdown, Inc.   73,600  3,210,800
USG Corp. (a)  155,400  5,672,100
York International Corp.   2,100  96,600
  28,426,438
CONSTRUCTION - 0.1%
Centex Corp.   31,500  1,279,688
Lennar Corp.   33,300  1,063,519
Morrison Knudsen Corp. (a)  56,700  772,538
Walter Industries, Inc. (a)  3,600  60,300
  3,176,045
ENGINEERING - 0.0%
DSP Group, Inc. (a)  13,900  208,283
Stone & Webster, Inc.   1,300  55,494
  263,777
REAL ESTATE - 0.2%
Boston Properties, Inc.   67,200  1,848,000
Catellus Development Corp. (a)  18,700  338,938
Crescent Operating, Inc.   27,790  333,480
Rouse Co. (The)  185,723  5,478,829
Stewart Enterprises, Inc. Class A  2,100  88,200
  8,087,447
REAL ESTATE INVESTMENT TRUSTS - 2.1%
Arden Realty Group, Inc.   74,300  1,931,800
BRE Properties, Inc. Class A  3,600  90,450
Bay Apartment Communities, Inc.  40,200  1,487,400
Bedford Property Investors, Inc.   72,900  1,467,113
Bradley Real Estate Trust (SBI)  33,200  639,100
Cali Realty Corp.  49,300  1,676,200
Crescent Real Estate Equities, Inc.   277,900  8,823,325
Duke Realty Investors, Inc.   22,400  907,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Equity Residential Properties Trust (SBI)  121,000 $ 5,747,500
Essex Property Trust, Inc.   13,300  427,263
Felcor Suite Hotels, Inc.  132,700  4,943,075
First Industrial Realty Trust, Inc.   80,200  2,345,850
Glenborough Realty Trust, Inc.   53,000  1,338,250
Golf Trust of America, Inc.   89,600  2,492,000
Home Properties of NY, Inc.   8,900  200,250
Irvine Apartment Communities, Inc.   3,600  106,200
Kilroy Realty Corp.   11,800  297,950
Kimco Realty Corp.   70,100  2,225,675
LTC Properties, Inc.   51,700  937,063
Macerich Co.   60,400  1,676,100
Pacific Gulf Properties, Inc.   2,600  57,200
Patriot American Hospitality, Inc.   147,800  3,768,900
Public Storage, Inc.   40,700  1,190,475
Reckson Associates Realty Corp.   124,500  2,863,500
Speiker Properties, Inc.   72,200  2,540,538
Starwood Lodging Trust combined
 certificate (SBI)   270,000  11,525,625
Sunstone Hotel Investors, Inc.  32,600  472,700
Urban Shopping Centers, Inc.   5,100  162,563
Vornado Realty Trust  32,900  2,372,913
Weeks Corp.   31,300  978,125
  65,692,303
TOTAL CONSTRUCTION & REAL ESTATE   105,646,010
DURABLES - 4.8%
AUTOS, TIRES, & ACCESSORIES - 2.1%
Chrysler Corp.   212,200  6,962,813
Circuit City Stores, Inc. - CarMax Group  88,400  1,265,225
Cross-Continent Auto Retailers, Inc. (a)  43,900  463,694
Danaher Corp.   227,100  11,539,519
Eaton Corp.   28,400  2,479,675
Echlin, Inc.   49,400  1,778,400
Federal-Mogul Corp.   40,700  1,424,500
Ford Motor Co.   293,000  11,060,750
General Motors Corp.   103,200  5,746,950
Lear Corp. (a)  131,000  5,813,125
Navistar International Corp. (a)  203,600  3,512,100
O'Gara Co. (a)  297,400  3,048,350
OmniQuip International, Inc.   24,400  564,250
SPX Corp.   102,400  6,636,800
Superior Industries International, Inc.   1,700  45,050
TRW, Inc.   9,600  545,400
Tower Automotive, Inc. (a)  41,500  1,784,500
Toyota Motor Corp.   66,000  1,945,833
United Auto Group, Inc. (a)  50,300  996,569
  67,613,503
CONSUMER DURABLES - 1.2%
Blyth Industries, Inc. (a)  14,100  475,875
Corning, Inc.   249,700  13,889,563
Minnesota Mining & Manufacturing Co.   203,200  20,726,400
Samsonite Corp. (a)  50,300  2,219,488
  37,311,326
CONSUMER ELECTRONICS - 0.5%
Electrolux AB  7,100  513,120
Gemstar International Group Ltd. (a)  46,900  861,788
Maytag Co.   48,400  1,264,450
Philips Electronics NV  165,000  11,859,375

 SHARES VALUE (NOTE 1)
Philips Electronics NV (Bearer)  36,350 $ 2,602,113
Sunbeam-Oster, Inc.   12,500  471,875
  17,572,721
HOME FURNISHINGS - 0.3%
Carpetright PLC  347,500  2,903,986
Furniture Brands International, Inc.   12,500  242,188
Leggett & Platt, Inc.   61,500  2,644,500
Linens'n Things, Inc.   91,800  2,719,575
Miller (Herman), Inc.   4,000  144,000
  8,654,249
TEXTILES & APPAREL - 0.7%
Cutter & Buck, Inc. (a)  144,200  2,343,250
Dexter Corp.   50,200  1,606,400
House of Fraser PLC Class L  673,400  1,788,009
Intimate Brands, Inc. Class A  41,500  871,500
Kellwood Co.   6,400  177,600
Liz Claiborne, Inc.   117,900  5,497,088
Mohawk Industries, Inc. (a)  2,100  47,775
Oxford Industries, Inc.   33,100  939,213
Polo Ralph Lauren Corp. Class A  9,100  249,113
Reebok International Ltd.   154,000  7,199,500
Stride Rite Corp.   41,100  529,163
Unifi, Inc.   22,300  833,463
Warnaco Group, Inc. Class A  45,000  1,434,375
  23,516,449
TOTAL DURABLES   154,668,248
ENERGY - 12.8%
ENERGY SERVICES - 6.3%
BJ Services Co. (a)  172,700  9,261,038
Baker Hughes, Inc.   120,300  4,654,106
Diamond Offshore Drilling, Inc. (a)  208,500  16,236,938
Dresser Industries, Inc.   190,300  7,088,675
ENSCO International, Inc. (a)  475,387  25,076,664
Falcon Drilling, Inc. (a)  75,800  4,367,975
Global Marine, Inc. (a)  217,000  5,045,250
Halliburton Co.   305,900  24,242,575
Marine Drilling Companies, Inc. (a)  287,300  5,638,263
McDermott International, Inc.   195,700  5,711,994
Nabors Industries, Inc. (a)  311,300  7,782,500
Noble Drilling Corp. (a)  260,100  5,868,506
Reading & Bates Corp. (a)  29,300  783,775
Smedvig AS, Series B  55,200  1,356,136
Santa Fe International Corp.   7,200  244,800
Schlumberger Ltd.   402,200  50,275,000
Smith International, Inc. (a)  361,600  21,967,200
Varco International, Inc. (a)  63,300  2,041,425
Weatherford Enterra, Inc. (a)  81,100  3,122,350
Western Atlas, Inc. (a)  8,800  644,600
  201,409,770
OIL & GAS - 6.5%
Amoco Corp.   120,500  10,475,969
Anadarko Petroleum Corp.   5,000  300,000
Atlantic Richfield Co.   12,400  874,200
Barrett Resources Corp. (a)  600  17,963
British Petroleum PLC ADR  292,284  21,884,765
Burlington Resources, Inc.   220,000  9,707,500
Camco International, Inc.   168,600  9,230,850
Canadian Natural Resources Ltd. (a)  186,400  4,840,068
Chesapeake Energy Corp. (a)  10,700  104,994
Coastal Corp. (The)  109,900  5,845,306
Cooper Cameron Corp. (a)  167,140  7,813,795
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Enron Oil & Gas Co.   7,000 $ 126,875
Forcenergy Gas Exploration, Inc. (a)  107,900  3,277,463
Mesa, Inc. (a)  160,600  923,450
Mobil Corp.   130,700  9,132,663
Murphy Oil Corp.   153,900  7,502,625
Newfield Exploration Co. (a)  214,300  4,286,000
Norcen Energy Resources Ltd.   17,800  424,163
Ocean Energy, Inc. (a)  9,800  453,250
Oryx Energy Co. (a)  46,400  980,200
Parker & Parsley Petroleum Co.   53,100  1,878,413
Penn West Petroleum Ltd. (a)  38,600  493,456
Penn West Petroleum Ltd. (a)(b)  68,600  876,971
Petsec Energy Ltd. sponsored ADR  73,000  1,660,750
Phillips Petroleum Co.   85,900  3,758,125
Pogo Producing Co.   133,000  5,145,438
Renaissance Energy Ltd. (a)  238,800  6,641,741
Rio Alto Exploration Ltd. (a)  32,200  269,373
Royal Dutch Petroleum Co.   598,000  32,516,250
Santa Fe Energy Resources, Inc. (a)  217,700  3,197,469
Swift Energy Co. (a)  127,300  3,039,288
Texaco, Inc.   102,500  11,146,875
Tosco Corp.   379,900  11,373,256
Total SA Class B  123,633  12,489,031
United Meridian Corp. (a)  138,300  4,149,000
Unocal Corp.   287,400  11,154,713
Vastar Resources, Inc.   4,000  140,250
Vintage Petroleum, Inc.   11,000  338,250
YPF Sociedad Anonima sponsored ADR  2,600  79,950
YPF Sociedad Anonima D shares  4,200  129,379
  208,680,077
TOTAL ENERGY   410,089,847
FINANCE - 13.5%
BANKS - 3.9%
Bank of New York Co., Inc.   229,300  9,974,550
Bank of Nova Scotia Halifax  2,600  114,314
BankBoston Corp.   500  36,031
BankAmerica Corp.   331,900  21,428,294
Citicorp  24,200  2,917,613
Comerica, Inc.   71,300  4,848,400
Credit Suisse Group (Reg.)  87,200  11,187,137
Credito Italiano Ord.   1,584,000  2,897,378
Fifth Third Bancorp  23,200  1,903,850
First Bank System, Inc.   224,500  19,166,688
First Union Corp.   29,400  2,719,500
HSBC Holdings PLC  226,655  6,716,164
Imperial Bancorp  6,200  179,025
Lloyds TSB Group PLC  198,900  2,039,630
Mellon Bank Corp.   28,500  1,286,063
National City Corp.   98,100  5,150,250
North Fork Bancorp., Inc.   186,500  3,986,438
Norwest Corp.   43,000  2,418,750
Royal Bank of Canada  6,200  280,889
Standard Chartered Bank PLC  278,000  4,239,125
Star Banc Corp.   1,900  80,275
Texas Regional Bancshares, Inc.
 Class A (vtg.)  116,300  4,884,600
U.S. Bancorp  168,700  10,817,888

 SHARES VALUE (NOTE 1)
Wells Fargo & Co.   11,500 $ 3,099,250
Zions Bancorp  83,200  3,130,400
  125,502,502
CLOSED-END INVESTMENT COMPANIES - 0.1%
Morgan Stanley Emerging Markets
 Fund, Inc.   23,900  427,213
Morgan Stanley Asia-Pacific Fund, Inc.   82,100  862,050
Templeton Dragon Fund, Inc.   43,400  705,250
  1,994,513
CREDIT & OTHER FINANCE - 1.9%
American Express Co.   263,900  19,660,550
Associates First Capital Corp.   23,200  1,287,600
Finova Group, Inc.   32,800  2,509,200
Fleet Financial Group, Inc.   240,300  15,198,975
Greenpoint Financial Corp.   159,200  10,596,750
Homeside, Inc.   2,100  45,319
Household International, Inc.   83,900  9,853,006
  59,151,400
FEDERAL SPONSORED CREDIT - 1.3%
Federal Home Loan Mortgage
 Corporation  487,400  16,754,375
Federal National Mortgage Association  582,400  25,407,200
  42,161,575
INSURANCE - 4.6%
AFLAC, Inc.   39,400  1,861,650
ARM Financial Group, Inc. Class A  2,300  46,000
ACE Ltd.   31,700  2,341,838
Aetna, Inc.   68,800  7,043,400
Allmerica Financial Corp.   79,400  3,166,075
Allstate Corp.   296,700  21,659,100
AMBAC, Inc.   12,000  916,500
American General Corp.   28,400  1,356,100
American International Group, Inc.   225,800  33,728,875
Aon Corp.   61,350  3,174,863
Berkshire Hathaway, Inc. (a)  60  2,832,000
Brascan Ltd. Class A  13,600  336,392
CIGNA Corp.   38,900  6,904,750
Chubb Corp. (The)  8,800  588,500
Exel Ltd.   6,200  327,050
Hartford Financial Services Group, Inc.   78,100  6,462,775
MGIC Investment Corp.   31,500  1,510,031
Mid Ocean Ltd.   4,900  256,944
Old Republic International Corp.   9,500  287,969
Progressive Corp.   51,400  4,471,800
Provident Companies, Inc.   19,100  1,021,850
Providian Financial Corp. (a)  13,000  417,625
Reinsurance Group of America, Inc.   4,000  230,000
Reliastar Financial Corp.   24,600  1,798,875
St. Paul Companies, Inc. (The)  24,000  1,830,000
Security-Connecticut Corp.   70,800  3,898,425
SunAmerica, Inc.   77,900  3,797,625
Torchmark Corp.   65,200  4,645,500
Travelers Property Casualty Corp.
 Class A  90,800  3,620,650
Travelers Group, Inc. (The)  305,766  19,282,368
UNUM Corp.   124,200  5,216,400
USF&G Corp.   152,200  3,652,800
  148,684,730
SAVINGS & LOANS - 1.6%
Ahmanson (H.F.) & Co.   90,400  3,887,200
Charter One Financial Corp.   25,185  1,356,842
Dime Bancorp., Inc.   117,400  2,054,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - CONTINUED
Glendale Federal Bank FSB (a)  247,900 $ 6,476,388
Golden West Financial Corp.   71,080  4,975,600
Great Western Financial Corp.   182,200  9,793,250
Ocwen Financial Corp.   10,000  326,250
TCF Financial Corp.   50,300  2,483,563
Washington Mutual, Inc.   323,900  19,353,025
  50,706,618
SECURITIES INDUSTRY - 0.1%
Guoco Group Ltd.   450,000  2,369,950
Morgan Stanley Dean Witter Discover
 and Co.  18,900  813,881
  3,183,831
TOTAL FINANCE   431,385,169
HEALTH - 4.6%
DRUGS & PHARMACEUTICALS - 2.1%
Andrx Corp.   78,600  3,006,450
Barr Laboratories, Inc. (a)  207,700  9,138,800
Bristol-Myers Squibb Co.   118,400  9,590,400
Elan Corp. PLC ADR (a)  55,400  2,506,850
Glaxo PLC sponsored ADR  12,500  522,656
Immunex Corp.   1,000  36,250
Interneuron Pharmaceuticals, Inc.   3,600  72,450
Merck & Co., Inc.   11,400  1,179,900
Novartis AG (Reg.)  15,111  24,132,107
Pfizer, Inc.   58,400  3,489,400
Schering-Plough Corp.   156,000  7,468,500
Sepracor, Inc. (a)  23,400  604,013
Warner-Lambert Co.   55,800  6,933,150
  68,680,926
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Bausch & Lomb, Inc.   56,700  2,671,988
Baxter International, Inc.   38,700  2,022,075
Boston Scientific Corp. (a)  2,300  141,306
Cardinal Health, Inc.   22,500  1,288,125
McKesson Corp.   12,500  968,750
Medtronic, Inc.   51,200  4,147,200
Nitinol Medical Technologies, Inc.   1,000  15,125
St. Jude Medical, Inc. (a)  102,400  3,993,600
Sybron International Corp. (a)  36,800  1,467,400
Ventana Medical Systems, Inc.   65,000  804,375
  17,519,944
MEDICAL FACILITIES MANAGEMENT - 1.9%
Beverly Enterprises, Inc. (a)  75,400  1,225,250
Carematrix Corp. (a)  53,200  1,313,375
Columbia/HCA Healthcare Corp.   7,800  306,638
Coventry Corp. (a)  102,600  1,551,825
FPA Medical Management, Inc.   11,500  272,406
HEALTHSOUTH Rehabilitation Corp. (a)  617,500  15,398,906
Health Management Associates, Inc.
 Class A (a)  316,200  9,011,700
Humana, Inc. (a)  46,900  1,084,563
Integrated Health Services, Inc.   194,100  7,472,850
NovaCare, Inc. (a)  48,600  674,325
Oxford Health Plans, Inc. (a)  64,600  4,635,050
Quorum Health Group, Inc. (a)  9,300  332,475
Safeguard Health Enterprises, Inc. (a)  63,700  676,813
Sunrise Assisted Living, Inc. (a)  119,300  4,175,500
Tenet Healthcare Corp. (a)  196,400  5,806,075

 SHARES VALUE (NOTE 1)
Trigon Healthcare, Inc.   131,000 $ 3,176,750
United HealthCare Corp.   36,500  1,898,000
Vencor, Inc. (a)  31,500  1,330,875
  60,343,376
TOTAL HEALTH   146,544,246
HOLDING COMPANIES - 0.5%
Norfolk Southern Corp.   161,500  16,271,125
PartnerRe Ltd.   16,000  610,000
Triarc Companies, Inc. Class A (a)  24,000  489,000
  17,370,125
INDUSTRIAL MACHINERY & EQUIPMENT - 6.2%
ELECTRICAL EQUIPMENT - 1.9%
AMETEK, Inc.   67,000  1,574,500
Common Development International
 Ltd. (a)(b)  41,200  753,486
Computer Products, Inc. (a)  2,100  52,500
General Electric Co.   85,400  5,583,025
General Instrument Corp. (a)  86,800  2,170,000
Honeywell, Inc.   43,000  3,262,625
Kuhlman Corp.   9,900  319,275
Loral Space & Communications Ltd. (a)  864,600  12,969,000
Roper Industries, Inc.   8,700  451,313
Scientific-Atlanta, Inc.   166,900  3,650,938
Spectrain Corp.   3,100  114,313
Viasat, Inc.   6,800  98,600
Westinghouse Electric Corp.   1,348,615  31,186,722
  62,186,297
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
AGCO Corp.   10,200  366,563
Case Corp.   204,100  14,057,388
Caterpillar, Inc.   84,000  9,019,500
Cooper Industries, Inc.   26,800  1,333,300
Dover Corp.   34,600  2,127,900
Harnischfeger Industries, Inc.   80,200  3,328,300
Illinois Tool Works, Inc.   209,900  10,481,881
Ingersoll-Rand Co.   121,000  7,471,750
Kaydon Corp.   117,800  5,845,825
Keystone International, Inc.   98,700  3,423,656
New Holland NV  324,100  8,872,238
Parker-Hannifin Corp.   16,000  971,000
Stanley Works  63,300  2,532,000
Tyco International Ltd.   453,714  31,560,506
Thermo Fibergen, Inc.
 rights 12/31/01 (a)  13,700  36,819
  101,428,626
POLLUTION CONTROL - 1.1%
Allied Waste Industries, Inc. (a)  17,300  300,588
Browning-Ferris Industries, Inc.   32,800  1,090,600
Thermo Instrument Systems, Inc. (a)  68,800  2,107,000
USA Waste Services, Inc. (a)  573,780  22,162,253
United Waste Systems, Inc. (a)  186,200  7,634,200
Waste Management, Inc.   2,800  89,950
  33,384,591
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   196,999,514
MEDIA & LEISURE - 6.2%
BROADCASTING - 1.6%
APT Satellite Holdings Ltd.
 sponsored ADR  263,500  3,326,688
American Radio Systems Corp.
 Class A (a)  32,700  1,303,913
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Asia Satellite Telecommunications
 Holdings Ltd.   255,000 $ 781,754
Canal Plus SA  2,200  428,013
Clear Channel Communications, Inc. (a)  41,400  2,548,688
Cox Communications, Inc. Class A (a)  56,300  1,351,200
Evergreen Media Corp. Class A (a)  5,600  249,900
HSN, Inc. (a)  8,300  259,375
Jacor Communications, Inc. Class A (a)  110,100  4,211,325
Metro Networks, Inc. (a)  40,500  982,125
Smartalk Teleservices, Inc. (a)  46,900  726,950
TCA Cable TV, Inc.   9,300  349,913
TCI Group Class A (a)  269,100  4,002,863
Telemundo Group, Inc. Class A (a)  136,400  3,273,600
Time Warner, Inc.   488,100  23,550,825
Univision Communications, Inc.
 Class A (a)  9,900  387,338
Westwood One, Inc. (a)  50,000  1,612,500
  49,346,970
ENTERTAINMENT - 0.8%
Airtours PLC  29,600  572,577
Disney (Walt) Co.   237,800  19,083,450
Family Golf Centers, Inc. (a)  12,200  280,600
Premier Parks, Inc. (a)  93,300  3,440,438
Regal Cinemas, Inc. (a)  19,600  646,800
Viacom, Inc. (a):
 Class A  39,900  1,184,531
 Class B (non-vtg.)  49,800  1,494,000
  26,702,396
LEISURE DURABLES & TOYS - 1.0%
Brunswick Corp.   200,500  6,265,625
Callaway Golf Co.   67,700  2,403,350
Champion Enterprises, Inc. (a)  36,600  549,000
Harley-Davidson, Inc.   35,200  1,687,400
Hasbro, Inc.   466,025  13,223,459
Mattel, Inc.   142,550  4,828,881
Nintendo Co. Ltd. Ord.   33,300  2,788,434
  31,746,149
LODGING & GAMING - 1.0%
Bristol Hotel Co. (a)  7,200  277,200
Doubletree Corp. (a)  39,000  1,603,875
Four Seasons Hotels, Inc.   125,800  3,735,777
HFS, Inc. (a)  260,600  15,114,800
Hilton Hotels Corp.   3,600  95,625
Host Marriott Corp. (a)  102,900  1,832,906
ITT Corp.   6,300  384,117
La Quinta Motor Inns, Inc.   132,700  2,902,813
Marriott International, Inc.   3,000  184,125
Patriot American Hospitality, Inc.   76,700  3,458,217
WMS Industries, Inc.   105,300  2,639,081
  32,228,536
PUBLISHING - 0.8%
Big Flower Press Holdings, Inc. (a)  194,600  4,037,950
Dow Jones & Co., Inc.   32,500  1,306,094
Harte Hanks Communications, Inc.   7,700  227,150
Meredith Corp.   51,500  1,493,500
New York Times Co. (The) Class A  99,900  4,945,050
Pearson, PLC  215,600  2,498,009
Playboy Enterprises, Inc. Class B (a)  30,400  351,500

 SHARES VALUE (NOTE 1)
Times Mirror Co. Class A  158,900 $ 8,779,225
Tribune Co.   61,500  2,955,844
  26,594,322
RESTAURANTS - 1.0%
Boston Chicken, Inc. (a)  88,100  1,233,400
Chart House Enterprises, Inc.   4,800  35,976
Compass Group PLC Ord.   46,600  522,468
Cracker Barrel Old Country Store, Inc.   10,800  286,200
Fine Host Corp. (a)  31,500  992,250
Foodmaker, Inc. (a)  58,600  959,575
Landry's Seafood Restaurants, Inc. (a)  96,000  2,208,000
Logan's Roadhouse, Inc. (a)  24,900  591,375
Lone Star Steakhouse Saloon  2,600  67,600
McDonald's Corp.   246,700  11,918,694
Morton's Restaurant Group, Inc. (a)  316,900  6,298,388
Papa John's International, Inc. (a)  14,400  529,200
Rainforest Cafe, Inc. (a)  11,100  281,663
ShowBiz Pizza Time, Inc. (a)  77,700  2,049,338
Starbucks Corp. (a)  17,600  685,300
Wendy's International, Inc.   56,500  1,465,469
  30,124,896
TOTAL MEDIA & LEISURE   196,743,269
NONDURABLES - 3.8%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   17,900  1,432,000
BEVERAGES - 0.7%
Cadbury-Schweppes PLC Ord.   1,103,597  9,847,166
Coors (Adolph) Co. Class B  25,000  665,625
COTT Corp.   6,200  66,012
PepsiCo, Inc.   343,600  12,906,475
  23,485,278
FOODS - 1.5%
CPC International, Inc.   2,100  193,856
Campbell Soup Co.   133,400  6,670,000
Dean Foods Co.   103,100  4,162,663
Dole Food, Inc.   30,000  1,282,500
Earthgrains Co.   6,200  406,488
Flowers Industries, Inc.   30,000  504,375
Hershey Foods Corp.   83,500  4,618,594
Interstate Bakeries Corp.   7,800  462,638
Nabisco Holdings Corp. Class A  182,500  7,277,188
Nestle SA (Reg.)  6,735  8,875,546
Ralston Purina Co.   83,600  6,870,875
Sara Lee Corp.   87,100  3,625,538
Tasty Baking Co.   500  8,750
Tootsie Roll Industries, Inc.   23,455  1,043,748
Tyson Foods, Inc.   88,400  1,690,650
  47,693,409
HOUSEHOLD PRODUCTS - 1.3%
Church & Dwight Co., Inc.   24,200  647,350
Dial Corp.   249,800  3,903,125
Estee Lauder Companies, Inc.   12,100  608,025
Gillette Co.   163,100  15,453,725
Premark International, Inc.   69,500  1,859,125
Stanhome, Inc.   5,500  180,813
Unilever NV:
 Ord.   74,810  15,738,248
 ADR  21,430  4,587,359
  42,977,770
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 0.2%
Consolidated Cigar Holdings, Inc.
 Class A (a)  93,000 $ 2,580,750
Culbro Corp. (a)  2,200  306,213
Dimon, Inc.   7,200  190,800
Gallaher Group PLC sponsored ADR (a)  79,700  1,469,469
General Cigar Holdings, Inc. Class A  10,700  314,981
Swisher International Group, Inc.
 Class A  60,100  1,036,725
Universal Corp.   8,200  260,350
  6,159,288
TOTAL NONDURABLES   121,747,745
PRECIOUS METALS - 0.7%
Euro-Nevada Mining Ltd.   177,700  5,470,068
Franco-Nevada Mining Corp.   228,900  11,481,060
Getchell Gold Corp. (a)  43,300  1,526,325
Indochina Goldfields Ltd. (a)  133,900  630,391
Indochina Goldfields Ltd. (a)(b)  75,600  355,919
Newmont Mining Corp.   48,000  1,872,000
  21,335,763
RETAIL & WHOLESALE - 7.4%
APPAREL STORES - 0.8%
AnnTaylor Stores Corp. (a)  53,600  1,045,200
Charming Shoppes, Inc. (a)  1,202,800  6,277,113
Footstar, Inc. (a)  17,500  457,188
Gap, Inc.   113,000  4,392,875
Goody's Family Clothing (a)  161,900  4,432,013
Payless ShoeSource, Inc. (a)  34,488  1,886,063
Ross Stores, Inc.   9,800  320,338
TJX Companies, Inc.   219,000  5,776,125
  24,586,915
DRUG STORES - 0.9%
CVS Corp.   524,061  26,858,126
General Nutrition Companies, Inc. (a)  12,400  347,200
  27,205,326
GENERAL MERCHANDISE STORES - 2.2%
Coles Myer Ltd.   261,700  1,359,096
Costco Companies, Inc. (a)  227,400  7,475,775
Dayton Hudson Corp.   176,400  9,382,275
Dollar Tree Stores (a)  20,000  1,007,500
Federated Department Stores, Inc. (a)  41,800  1,452,550
Hudson's Bay Co. Ord.   7,000  157,172
K mart Corp. (a)  319,200  3,910,200
Kohls Corp. (a)  54,600  2,890,388
Meyer (Fred), Inc. (a)  38,900  2,010,644
Michaels Stores, Inc. (a)  3,600  76,275
99 Cents Only Stores (a)  50,000  1,506,250
Nordstrom, Inc.   72,500  3,557,031
Stein Mart, Inc. (a)  99,200  2,976,000
Wal-Mart Stores, Inc.   685,200  23,168,325
Woolworth Corp. (a)  347,200  8,332,800
Woolworths Ltd.   440,700  1,444,973
  70,707,254
GROCERY STORES - 1.1%
Ahold NV  23,645  1,993,591
American Stores Co.   9,600  474,000
Asda Group PLC  866,100  1,787,828
Dominick's Supermarkets, Inc. (a)  161,000  4,286,625

 SHARES VALUE (NOTE 1)
Fleming Companies, Inc.   28,500 $ 513,000
Loblaw Companies Ltd.   37,600  517,437
Quality Food Centers, Inc. (a)  142,200  5,403,600
Richfood Holdings, Inc. Class A  313,100  8,140,600
Safeway, Inc. (a)  289,600  13,357,800
  36,474,481
RETAIL & WHOLESALE, MISCELLANEOUS - 2.4%
Barnes & Noble, Inc. (a)  2,200  94,600
Bed Bath & Beyond, Inc.   1,000  30,375
Circuit City Stores, Inc. - Circuit City
 Group  223,900  7,962,444
Comcast Corp.:
 Class A  109,000  2,282,188
 Class A special  123,800  2,646,225
Fabri-Centers of America, Inc.
 Class A (a)  3,500  95,375
Fingerhut Companies, Inc.   23,100  402,806
Hancock Fabrics, Inc.   79,400  1,091,750
Home Depot, Inc. (The)  493,800  34,041,338
Pier 1 Imports, Inc.   7,200  190,800
Staples, Inc. (a)  307,100  7,140,075
Tiffany & Co., Inc.   39,700  1,833,644
Toys "R" Us, Inc. (a)  253,507  8,872,745
U.S. Office Products Co. (a)  291,600  8,912,025
Viking Office Products, Inc. (a)  16,300  309,700
Williams-Sonoma, Inc.   1,000  42,750
  75,948,840
TOTAL RETAIL & WHOLESALE   234,922,816
SERVICES - 3.4%
ADVERTISING - 0.4%
Interpublic Group of Companies, Inc.   75,400  4,622,963
Lycos, Inc. (a)  5,200  66,300
Omnicom Group, Inc.   64,400  3,968,650
Outdoor Systems, Inc. (a)  88,200  3,373,650
  12,031,563
EDUCATIONAL SERVICES - 0.0%
Apollo Group, Inc. Class A (a)  700  24,675
LEASING & RENTAL - 0.6%
Alrenco, Inc. (a)  150,000  1,987,500
Budget Group, Inc. Class A (a)  106,600  3,677,700
Danka Business Systems PLC
 sponsored ADR  21,300  870,638
Hanover Compressor Co.   2,400  46,800
Hertz Corp. Class A  185,700  6,685,200
Rent-Way, Inc. (a)  37,800  557,550
Republic Industries, Inc. (a)  162,400  4,039,700
Ryder Systems, Inc.   48,300  1,593,900
  19,458,988
PRINTING - 0.2%
ASM Lithography Holding NV (a)  56,800  3,322,800
Standard Register Co.   72,300  2,214,188
Valassis Communications, Inc. (a)  35,400  849,600
  6,386,588
SERVICES - 2.2%
ADT Ltd. (a)  465,900  15,374,700
APAC Teleservices, Inc. (a)  695,000  13,509,063
AccuStaff, Inc. (a)  186,400  4,415,350
Assisted Living Concepts, Inc. (a)  8,100  223,763
Borg Warner Security Corp. (a)  37,400  668,525
Corestaff, Inc.   3,100  83,700
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - CONTINUED
Corrections Corp. of America (a)  29,700 $ 1,180,575
Dun & Bradstreet Corp.   48,300  1,267,875
Ecolab, Inc.   237,400  11,335,850
Hays PLC  271,800  2,579,053
International Service Systems AS,
 Series B (a)  22,100  791,948
Learning Tree International, Inc. (a)  12,200  541,375
National Service Industries, Inc.   48,300  2,351,606
Norrell Corp. GA  7,100  234,300
Personnel Group of America, Inc. (a)  6,900  198,806
Pierce Leahy Corp.   8,600  154,800
Pittston Co. (Brinks Group)  7,600  228,000
Premier Technologies, Inc. (a)  11,700  304,200
Registry, Inc.   1,200  55,200
Rentokil Group PLC  741,244  2,598,696
Robert Half International, Inc. (a)  64,600  3,040,238
Securicor Group PLC  528,800  2,508,836
Securitas AB Class B  83,800  2,366,067
Service Corp. International  8,300  272,863
Snyder Communications, Inc. (a)  15,200  409,450
Staffmark, Inc. (a)  17,300  387,088
SGS Societe Generale de Surveillance
 Holdings SA:
  (Bearer)  900  1,921,314
  (Reg.)  1,340  527,198
Telespectrum Worldwide, Inc. (a)  135,700  954,141
Wackenhut Corp.   2,600  62,400
Wackenhut Corrections Corp. (a)  27,900  812,588
  71,359,568
TOTAL SERVICES   109,261,382
TECHNOLOGY - 14.7%
COMMUNICATIONS EQUIPMENT - 4.2%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  258,660  32,375,388
ADC Telecommunications, Inc.   11,300  377,138
Advanced Fibre Communication, Inc.   93,900  5,669,213
Boston Technology, Inc. (a)  27,600  815,925
Ciena Corp.   84,800  3,996,200
Cisco Systems, Inc. (a)  49,900  3,349,538
DSC Communications Corp. (a)  66,700  1,484,075
Davox Corp. (a)  23,650  845,488
Dynatech Corp. (a)  31,300  1,118,975
Ericsson (L.M.) Telephone Co.:
 Class B  5,800  228,740
 Class B ADR  116,800  4,599,000
Lucent Technologies, Inc.   482,600  34,777,363
Newbridge Networks Corp. (a)  212,000  9,222,000
Nokia Corp. AB sponsored ADR  111,900  8,252,625
Northern Telecom Ltd.   184,200  16,603,549
Tekelec (a)  9,800  346,675
Tellabs, Inc. (a)  156,300  8,733,263
  132,795,155
COMPUTER SERVICES & SOFTWARE - 3.6%
Acxiom Corp. (a)  2,100  43,050
Advanced Communication Systems, Inc.   275,100  2,097,638
Alphanet Solutions, Inc. (a)  29,900  441,025
Aspen Technology, Inc. (a)  2,500  94,063
Automatic Data Processing, Inc.   280,300  13,174,100
Broderbund Software, Inc. (a)  49,300  1,217,094
Baan Co. NV (a)  23,100  1,591,013

 SHARES VALUE (NOTE 1)
CBT Group PLC sponsored ADR (a)  20,000 $ 1,262,500
CUC International, Inc. (a)  321,300  8,293,556
Ceridian Corp. (a)  252,216  10,656,126
Citrix Systems, Inc. (a)  61,300  2,689,538
Computer Learning Centers, Inc.   2,000  84,000
Computer Sciences Corp. (a)  17,600  1,269,400
DST Systems, Inc.   94,000  3,131,375
ECI Telecom Ltd.   51,600  1,535,100
Electronic Arts, Inc. (a)  11,700  393,413
Electronics for Imaging, Inc.   4,000  189,000
Engineering Animation, Inc. (a)  36,900  1,245,375
Equifax, Inc.   145,300  5,403,344
First Data Corp.   172,000  7,557,250
GT Interactive Software, Inc. (a)  94,000  1,116,250
HBO & Co.   11,900  819,613
Intersolv, Inc. (a)  22,600  211,875
Keane, Inc. (a)  67,400  3,504,800
Maxis, Inc. (a)  32,000  384,000
McAfee Associates, Inc. (a)  37,900  2,392,438
Metro Information Services, Inc.   3,100  61,225
Microsoft Corp. (a)  302,300  38,203,163
Netscape Communications Corp. (a)  12,400  397,575
New Era of Networks, Inc.   27,800  458,700
Ontrack Data International, Inc.   3,600  82,800
Open Market, Inc. (a)  48,000  636,000
Oracle Systems Corp. (a)  4,400  221,650
Paychex, Inc.   11,250  427,500
RWD Technologies, Inc.   500  8,625
Radiant Systems, Inc.   4,400  91,850
Saville Systems Ireland PLC
 sponsored ADR (a)  19,000  988,000
Scopus Technology, Inc. (a)  46,500  1,040,438
Simulation Sciences, Inc.   7,700  117,425
Symantec Corp. (a)  6,300  122,850
USCS International, Inc. (a)  23,000  753,250
Visio Corp. (a)  8,600  606,300
  115,014,287
COMPUTERS & OFFICE EQUIPMENT - 2.3%
Apex PC Solutions, Inc.   2,600  51,350
Bay Networks, Inc. (a)  5,200  138,125
Bell & Howell Co. (a)  13,700  422,131
Compaq Computer Corp. (a)  147,000  14,589,750
Comverse Technology, Inc. (a)  14,700  764,400
Creative Technology Corp. Ltd. (a)  36,700  623,900
Data General Corp. (a)  53,900  1,401,400
Dell Computer Corp. (a)  117,100  13,751,931
Diebold, Inc.   10,575  412,425
EMC Corp. (a)  455,600  17,768,400
International Business Machines Corp.   48,000  4,329,000
Kronos, Inc. (a)  58,800  1,617,000
Overland Data, Inc.   6,300  33,863
Pitney Bowes, Inc.   97,600  6,783,200
Procom Technology, Inc.   44,900  482,675
Quantum Corp. (a)  136,200  2,766,563
Seagate Technology (a)  500  17,594
Stratus Computer, Inc. (a)  27,900  1,395,000
Sun Microsystems, Inc. (a)  38,500  1,432,922
Symbol Technologies, Inc.   132,300  4,448,588
  73,230,217
ELECTRONIC INSTRUMENTS - 1.1%
Applied Materials, Inc. (a)  104,200  7,378,663
KLA Instruments Corp. (a)  31,400  1,530,750
Laser Power Corp.   100,000  587,500
Perkin-Elmer Corp.   142,100  11,305,831
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Tektronix, Inc.   28,000 $ 1,680,000
Teradyne, Inc. (a)  51,100  2,005,675
Thermo Electron Corp. (a)  219,800  7,473,200
Thermoquest Corp. (a)  5,100  79,050
Waters Corp. (a)  113,100  4,057,463
  36,098,132
ELECTRONICS - 3.3%
Altera Corp. (a)  92,300  4,661,150
Analog Devices, Inc. (a)  15,200  403,750
DII Group, Inc.  9,300  409,200
Etec Systems, Inc. (a)  4,900  210,088
Griffon Corp. (a)  118,300  1,619,231
Intel Corp.   111,700  14,167,069
KEMET Corp. (a)  15,700  390,538
Kent Electronics Corp. (a)  7,400  271,488
Lattice Semiconductor Corp. (a)  49,100  2,774,150
Linear Technology Corp.   35,400  1,831,950
MRV Communications, Inc. (a)  12,400  365,800
Maxim Integrated Products, Inc. (a)  53,700  3,054,188
Micro Linear Corp. (a)  17,000  178,500
Microchip Technology, Inc. (a)  29,300  871,675
Micron Technology, Inc.  259,700  10,371,769
Motorola, Inc.   120,900  9,188,400
National Semiconductor Corp. (a)  206,000  6,308,750
PMC-Sierra, Inc. (a)  34,700  910,875
Photronics, Inc. (a)  8,100  386,775
SGS Thomson Microelectronics NV (a)  7,400  592,000
Sanmina Corp. (a)  5,950  377,825
Semtech Corp. (a)  52,400  1,912,600
Solectron Corp. (a)  25,500  1,785,000
Sterling Commerce, Inc.   9,400  309,025
Storage Technology Corp. (a)  75,500  3,359,750
Texas Instruments, Inc.   381,900  32,103,469
Unitrode Corp. (a)  102,600  5,168,475
Vishay Intertechnology, Inc.   115  3,328
Vitesse Semiconductor Corp. (a)  33,000  1,078,688
Zero Corp.   74,400  1,953,000
  107,018,506
PHOTOGRAPHIC EQUIPMENT - 0.2%
Polaroid Corp.   125,500  6,965,250
TOTAL TECHNOLOGY   471,121,547
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.3%
Comair Holdings, Inc.   13,600  376,550
Continental Airlines, Inc. Class B (a)  169,400  5,918,413
Delta Air Lines, Inc.   33,900  2,779,800
Ryanair Holdings PLC sponsored ADR  13,100  355,338
Viad Corp.   43,700  841,225
  10,271,326
RAILROADS - 0.3%
Bombardier, Inc. Class B  73,600  1,668,547
CSX Corp.   25,100  1,393,050
Canadian Pacific Ltd.   2,300  65,469
Canadian National Railway Co.   17,600  767,407
Wisconsin Central Transportation
 Corp. (a)  158,200  5,892,950
  9,787,423

 SHARES VALUE (NOTE 1)
TRUCKING & FREIGHT - 0.5%
Air Express International Corp.   7,700 $ 306,075
Airborne Freight Corp.   1,500  62,813
CNF Transportation, Inc.   168,700  5,440,575
Expeditors International of
 Washington, Inc.   84,800  2,406,200
Roadway Express, Inc.   21,300  497,888
Swift Transportation Co., Inc. (a)  43,400  1,280,300
USFreightways Corp.   98,200  2,540,925
Werner Enterprises, Inc.   3,400  65,875
XTRA Corp.   4,600  202,113
Yellow Corp. (a)  124,100  2,776,738
  15,579,502
TOTAL TRANSPORTATION   35,638,251
UTILITIES - 2.9%
CELLULAR - 0.3%
Mobile Telecommunications Technologies,
 Inc. (a)  138,900  1,988,006
Vodafone Group PLC sponsored ADR  128,100  6,204,844
  8,192,850
ELECTRIC UTILITY - 0.5%
Edison International  333,200  8,288,350
National Grid Co. PLC  1,637,600  5,983,817
Ogden Corp.   9,300  202,275
  14,474,442
GAS - 0.2%
El Paso Natural Gas Co.   81,400  4,477,000
Enron Corp.   39,300  1,603,931
Sonat, Inc.   28,800  1,476,000
  7,556,931
TELEPHONE SERVICES - 1.9%
Brooks Fiber Properties, Inc. (a)  122,500  4,134,375
Cable & Wireless PLC Ord.   666,900  6,106,036
Cincinnati Bell, Inc.   27,000  850,500
Excel Communication, Inc.   20,300  583,625
MCI Communications Corp.   192,000  7,350,000
McLeodUSA, Inc.   132,600  4,475,250
Qwest Communications
 International, Inc.   45,000  1,226,250
Sprint Corp.   5,600  294,700
STAR Telecommunications, Inc.   49,400  654,550
Tel-Save Holdings, Inc. (a)  2,600  39,650
Telco Communications Group, Inc.   40,000  1,300,000
Teleport Communications Group, Inc.
 Class A (a)  101,000  3,446,625
US WEST Media Group (a)  108,400  2,195,100
WorldCom, Inc. (a)  909,390  29,100,480
  61,757,141
TOTAL UTILITIES   91,981,364
TOTAL COMMON STOCKS
 (Cost $2,418,784,303)   2,972,841,525
PREFERRED STOCKS - 0.8%
CONVERTIBLE PREFERRED STOCKS - 0.3%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Vornado Realty Trust $3.25, Series A  120,800  6,538,300
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc.,
 Series E, $7.00   8,400 $ 2,394,000
TOTAL CONVERTIBLE PREFERRED STOCKS   8,932,300
NONCONVERTIBLE PREFERRED STOCKS - 0.5%
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
SAP AG  27,900  5,754,225
UTILITIES - 0.4%
TELEPHONE SERVICES - 0.4%
Stet (Societa Finanziaria
 Telefonica) Spa  1,396,200  4,838,120
Telecom Italia Mobile Spa de Risp  4,234,800  7,516,731
  12,354,851
TOTAL NONCONVERTIBLE PREFERRED STOCKS   18,109,076
TOTAL PREFERRED STOCKS
 (Cost $25,279,293)   27,041,376
CONVERTIBLE BONDS - 0.1%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
NovaCare, Inc.
 5 1/2%, 1/15/00 B1 $ 1,624,000  1,526,560
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Home Shopping Network, Inc.
 5 7/8%, 3/1/06 (b) B-  445,000  570,713
Home Shopping Network, Inc.
 5 7/8%, 3/1/06 B3  29,000  37,193
Jacor Communications, Inc.
 liquid yield option notes
 0%, 6/12/11 B3  302,000  169,498
  777,404
TECHNOLOGY - 0.0%
ELECTRONICS - 0.0%
National Semiconductor Corp.
 6 1/2%, 10/1/02 (b) Ba2  1,355,000  1,397,344
TOTAL CONVERTIBLE BONDS
 (Cost $3,298,523)   3,701,308
U.S. TREASURY OBLIGATIONS - 1.2%
7 5/8%, 2/15/25 Aaa $ 30,000,000  32,850,000
6 3/4%, 8/15/26 Aaa  5,000,000  4,948,450
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $38,564,727)   37,798,450
CASH EQUIVALENTS - 4.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 157,004,858 $ 156,979,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,642,905,846) $  3,198,361,659
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,954,433 or 0.1% of net assets.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Cutter & Buck, Inc.  $ - $ 130,000 $ - $ -
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $2,581,519,143 and $2,067,054,575, respectively, of which U.S. government and government agency obligations aggregated $12,330,855 and $83,163,081, respectively.
The market value of futures contracts opened and closed during the period amounted to $191,296,108 and $192,542,878, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $736,024 for the period.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  85.1%
Netherlands   2.6
United Kingdom  2.6
Canada  2.2
Netherland Antilles  1.6
Switzerland  1.4
France  1.4
Bermuda  1.1
Others (individually less than 1%)  2.0
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,644,690,371. Net unrealized appreciation aggregated $553,671,288, of which $586,693,869 related to appreciated investment securities and $33,022,581 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                                 $ 3,198,361,659
securities, at
value (including
repurchase
agreements of
$156,979,000) (cost
$2,642,905,846) -
See accompanying
schedule

Receivable for                                 59,459,081
investments sold

Receivable for fund                            6,523,051
shares sold

Dividends receivable                           2,975,377

Interest receivable                            1,050,854

 TOTAL ASSETS                                  3,268,370,022

LIABILITIES

Payable to custodian            $ 9,448
bank

Payable for                      42,551,506
investments
purchased

Payable for fund                 751,649
shares redeemed

Accrued management               1,562,871
fee

Other payables and               294,808
accrued expenses

 TOTAL LIABILITIES                             45,170,282

NET ASSETS                                    $ 3,223,199,740

Net Assets consist of:

Paid in capital                               $ 2,591,680,584

Undistributed net                              14,872,629
investment income

Accumulated                                    61,194,489
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                                 555,452,038
appreciation
(depreciation) on
investments
and assets and
liabilities in foreign
currencies

NET ASSETS, for                               $ 3,223,199,740
179,793,883 shares
outstanding

NET ASSET VALUE,                               $17.93
offering price
and redemption
price per share
($3,223,199,740 (divided by)
179,793,883
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                            $ 16,173,638
Dividends

Interest                                                      9,201,324

 TOTAL INCOME                                                 25,374,962

EXPENSES

Management fee                                $ 8,331,378

Transfer agent fees                            997,003

Accounting fees and                            401,998
expenses

Non-interested                                 5,810
trustees'
compensation

Custodian fees and                             207,894
expenses

Registration fees                              13,357

Audit                                          20,419

Legal                                          2,911

Miscellaneous                                  46,997

 Total expenses                                10,027,767
before reductions

 Expense reductions                            (513,563       9,514,204
                                              )

NET INVESTMENT                                                15,860,758
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    69,106,380
securities (including

realized gain of
$2,496 on sales of
investments in
affiliated issuers)

 Foreign currency                              (13,416
transactions                                  )

 Futures contracts                             1,246,770      70,339,734

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    232,852,484
securities

 Assets and                                    (4,098         232,848,386
liabilities in                                )
 foreign currencies

NET GAIN (LOSS)                                               303,188,120

NET INCREASE                                                 $ 319,048,878
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                            $ 506,300
 Expense reductions
 Directed
brokerage
arrangements

  Custodian interest                                          7,263
credits

                                                             $ 513,563

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS      YEAR ENDED
                                    ENDED           DECEMBER 31,
                                    JUNE 30, 1997   1996
                                    (UNAUDITED)

Operations              $ 15,860,758      $ 20,976,837
Net investment
income

 Net realized gain       70,339,734        49,001,422
(loss)

 Change in net           232,848,386       254,150,553
unrealized
appreciation
(depreciation)

 NET INCREASE            319,048,878       324,128,812
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to         (21,846,321)      -
shareholders
From net
investment income

 From net realized       (57,736,705)      (9,296,351)
gain

 TOTAL DISTRIBUTIONS     (79,583,026)      (9,296,351)

Share transactions       704,874,447       1,380,209,873
Net proceeds from
sales of shares

 Reinvestment of         79,583,026        9,296,351
distributions

 Cost of shares          (194,826,644)     (187,235,370)
redeemed

 NET INCREASE            589,630,829       1,202,270,854
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         829,096,681       1,517,103,315
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period     2,394,103,059     876,999,744

 End of period          $ 3,223,199,740   $ 2,394,103,059
(including
undistributed net
investment
income of
$14,872,629 and
$20,976,837,
respectively)

OTHER INFORMATION
Shares

 Sold                    42,121,561        92,660,951

 Issued in               4,834,935         674,626
reinvestment of
distributions

 Redeemed                (11,722,580)      (12,369,121)

 Net increase            35,233,916        80,966,456
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          SIX MONTHS      YEARS ENDED    JANUARY 3, 1995
                          ENDED           DECEMBER 31,   (COMMENCEMENT
                          JUNE 30, 1997                  OF OPERATIONS) TO
                                                         DECEMBER 31,

SELECTED PER-SHARE DATA   (UNAUDITED)     1996           1995

Net asset value,           $ 16.56       $ 13.79       $ 10.00
beginning of period

Income from
Investment
Operations

 Net investment             .10 D         .14           .06
income

 Net realized and           1.78          2.76          3.91
unrealized gain
(loss)

 Total from                 1.88          2.90          3.97
investment
operations



Less Distributions

 From net                   (.14)         -             (.06)
investment income

 From net realized          (.37)         (.13)         (.12)
gain

 Total distributions        (.51)         (.13)         (.18)

Net asset value, end       $ 17.93       $ 16.56       $ 13.79
of period

TOTAL RETURN B, C           11.63%        21.22%        39.72%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of         $ 3,223,200   $ 2,394,103   $ 877,000
period (000
omitted)

Ratio of expenses to        .73% A        .74%          .72%
average net assets

Ratio of expenses to        .69% A, E     .71% E        .72%
average net assets
after expense
reductions

Ratio of net                1.16% A       1.33%         1.07%
investment income
to average net
assets

Portfolio turnover rate     163% A        178%          132%

Average commission         $ .0365       $ .0343
rate F

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES
ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES
WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER
1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND
TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                   PAST 1   PAST 5   PAST 10
JUNE 30, 1997                   YEAR     YEARS    YEARS

GROWTH                          17.92%   19.89%   14.33%

S&P 500(registered trademark)   34.70%   19.78%   14.64%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for
example, has a history of long-term growth and
short-term volatility. In turn, the share price and
return of a fund that invests in stocks will vary.
That means if you sell your shares during a
market downturn, you might lose money. But if
you can ride out the market's ups and downs,
you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER THE PAST 10 YEARS
  1995/01/03      10000.00                    10000.00
  1995/01/31      10060.00                    10258.23
  1995/02/28      10370.00                    10658.00
  1995/03/31      10560.00                    10972.51
  1995/04/30      10930.00                    11295.66
  1995/05/31      11440.00                    11747.14
  1995/06/30      11790.00                    12020.03
  1995/07/31      12180.00                    12418.61
  1995/08/31      12260.00                    12449.78
  1995/09/30      12470.00                    12975.16
  1995/10/31      12560.00                    12928.84
  1995/11/30      12920.00                    13496.42
  1995/12/31      13251.81                    13756.36
  1996/01/31      13444.45                    14224.63
  1996/02/29      13434.43                    14356.49
  1996/03/31      13393.72                    14494.74
  1996/04/30      13607.45                    14708.39
  1996/05/31      13912.77                    15087.72
  1996/06/30      14024.73                    15145.21
  1996/07/31      13617.62                    14476.09
  1996/08/31      13699.05                    14781.39
  1996/09/30      14360.59                    15613.29
  1996/10/31      14950.89                    16043.91
  1996/11/30      16080.60                    17256.66
  1996/12/31      15673.50                    16914.81
  1997/01/31      16416.46                    17971.65
  1997/02/28      16573.05                    18112.54
  1997/03/31      15727.48                    17368.30
  1997/04/30      16446.21                    18405.19
  1997/05/31      17513.74                    19525.70
  1997/06/30      18095.06                    20400.45
Let's say hypothetically that $10,000 was invested in Growth Portfolio on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $38,148 - a 281.48% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                % OF FUND'S
                                INVESTMENTS

Philip Morris Companies, Inc.   4.3

Microsoft Corp.                 3.3

Merck & Co., Inc.               3.1

Wal-Mart Stores, Inc.           2.3

Boeing Co.                      2.2

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S
                     INVESTMENTS

Technology           20.1

Health               16.7

Nondurables          9.2

Retail & Wholesale   8.5

Finance              7.8

ASSET ALLOCATION AS OF JUNE 30, 1997 *
Row: 1, Col: 1, Value: 8.4
Row: 1, Col: 2, Value: 91.59999999999999
Stocks  91.6%
Short-term investments 8.4%
FOREIGN INVESTMENTS 6.8%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Jennifer Uhrig,
Portfolio Manager of Growth Portfolio
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. The performance was disappointing. For the six months that ended June 30, 1997, the fund underperformed the Standard & Poor's 500 Index, which had a six-month return of 20.61%. For the 12-month period that ended June 30, 1997, the fund trailed the S&P 500's return of 34.70%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. A distinct lack of market breadth during the period affected the performance of many diversified stock funds, as much of the market's gain throughout the period was concentrated among a select group of household-name, large-cap stocks. Many of these "mega-cap" stocks comprised the top tier of the S&P 500. The fund participated in this rally to some extent - I increased the fund's weightings in the market's 50 largest stocks to around 35% of total investments - but I wasn't overweighted in enough of them to fully capitalize on the large-cap rally. Additionally, a technology stock correction in early 1997 had a negative impact on performance.
Q. WHAT SORTS OF CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND IN
JANUARY?
A. First off, I've reduced the number of individual positions within the portfolio. Rather than having an abundance of smaller positions, none of which are particularly meaningful to performance, I've concentrated on the stocks in which I'm most confident. A by-product of this strategy is that the concentration among the fund's top positions has increased. At the beginning of the period, the fund's top 10 positions comprised approximately 18% of the fund's investments; at the end of the period, that percentage had jumped to approximately 25%. In addition, I also raised the fund's average market capitalization weighting. At the beginning of the period, the fund's weighted market cap was around $13 billion. This figure rose to around $23 billion by period's end, but still was well below the S&P 500's average market cap of $33 billion.
Q. WHICH STOCKS PERFORMED WELL? WHERE DID THE DISAPPOINTMENTS LIE?
A. Health care stocks did well, with some of the larger pharmaceutical companies leading the way. The fund owned large-cap health care names such as Bristol-Myers Squibb and Schering-Plough, both of which performed well. Other stocks that contributed positively included WorldCom, a telecommunications services company, CompUSA and Philip Morris. Retail stocks, on the other hand, turned in a subpar performance as the fund's positions in PETsMART, Viking Office Products and Just for Feet had negative effects on performance.
Q. PHILIP MORRIS IS THE FUND'S LARGEST SINGLE POSITION AT AROUND 4.3%. CAN YOU EXPLAIN HOW THIS STOCK WILL BE AFFECTED BY THE RECENT TOBACCO LITIGATION SETTLEMENT?
A. I think the settlement will eventually benefit everyone involved. Cigarette prices will likely rise, as tobacco companies search for ways to fund their liabilities. From a public health perspective, a price increase would almost certainly reduce the number of smokers. So that's positive. From a shareholder perspective, Philip Morris' earnings may be affected by lower sales volumes, but any decline may be offset by the potential for the stock's price-to-earnings ratio to rise. This is because the valuation of the stock was penalized during litigation due to certain risks. As a final note, I would add that the settlement still needs to go to Congress to become law. So while the settlement appears logical from all sides, it still may get bogged down in the political arena.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past year or so, stocks in general have benefited from favorable investment conditions. Economic growth has remained strong and, with no signs of inflation, interest rate levels have remained low. I don't know how long this backdrop can continue, but I'm optimistic about the outlook for growth stocks. High interest rates, even more so than weak earnings, have a negative influence on growth stocks. I think higher rates, as a result of an acceleration in the economy and higher inflation, are unlikely given the Federal Reserve Board's recent action to reign in the economy before it overheats.



FUND FACTS
GOAL: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks
START DATE: January 3, 1995
SIZE: as of June 30, 1997, more than
$706 million
MANAGER: George Vanderheiden, since
inception; joined Fidelity in 1971
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 3.8%
AEROSPACE & DEFENSE - 3.3%
Boeing Co.   2,843,000 $ 150,856,688
Gulfstream Aerospace Corp. (a)  514,300  15,171,850
Lockheed Martin Corp.   323,800  33,533,538
United Technologies Corp.   301,000  24,983,000
Wyman-Gordon Co. (a)  184,200  4,973,400
  229,518,476
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   619,000  31,569,000
TOTAL AEROSPACE & DEFENSE   261,087,476
BASIC INDUSTRIES - 3.1%
CHEMICALS & PLASTICS - 1.0%
Air Products & Chemicals, Inc.   158,300  12,861,875
Cytec Industries, Inc. (a)  443,300  16,568,338
Monsanto Co.   782,700  33,705,019
Praxair, Inc.   178,300  9,984,800
  73,120,032
IRON & STEEL - 0.7%
Inland Steel Industries, Inc.   557,000  14,551,625
Nucor Corp.   555,500  31,385,750
  45,937,375
PACKAGING & CONTAINERS - 0.5%
Owens-Illinois, Inc.   1,050,100  32,553,100
PAPER & FOREST PRODUCTS - 0.9%
Kimberly-Clark Corp.   1,024,700  50,978,825
Stone Container Corp.   595,000  8,515,938
  59,494,763
TOTAL BASIC INDUSTRIES   211,105,270
DURABLES - 1.9%
AUTOS, TIRES, & ACCESSORIES - 0.2%
AutoZone, Inc. (a)  357,900  8,433,019
Circuit City Stores, Inc. - CarMax Group  324,500  4,644,406
  13,077,425
CONSUMER DURABLES - 0.8%
Corning, Inc.   491,300  27,328,563
Minnesota Mining & Manufacturing Co.   255,400  26,050,800
  53,379,363
TEXTILES & APPAREL - 0.9%
Liz Claiborne, Inc.   322,500  15,036,563
Reebok International Ltd.   399,900  18,695,325
Timberland Co. Class A (a)(b)  481,700  31,310,500
  65,042,388
TOTAL DURABLES   131,499,176
ENERGY - 6.1%
ENERGY SERVICES - 3.7%
Dresser Industries, Inc.   657,100  24,476,975
Falcon Drilling, Inc. (a)  445,000  25,643,125
Halliburton Co.   800,200  63,415,850
Schlumberger Ltd.   769,600  96,200,000
Transocean Offshore, Inc.   132,400  9,615,550
Varco International, Inc. (a)  292,000  9,417,000
Western Atlas, Inc. (a)  337,500  24,721,875
  253,490,375

 SHARES VALUE (NOTE 1)
OIL & GAS - 2.4%
British Petroleum PLC ADR  376,326 $ 28,177,409
Burlington Resources, Inc.   168,300  7,426,238
Chesapeake Energy Corp. (a)  372,000  3,650,250
EVI, Inc. (a)  154,000  6,468,000
Royal Dutch Petroleum Co.   706,800  38,432,250
Tosco Corp.   1,099,600  32,919,275
Total SA:
 Class B  310,400  31,355,668
 sponsored ADR  179,800  9,102,375
Union Pacific Resources Group, Inc.   247,441  6,155,095
Vintage Petroleum, Inc.   209,200  6,432,900
  170,119,460
TOTAL ENERGY   423,609,835
FINANCE - 7.8%
BANKS - 0.9%
Bank of New York Co., Inc.   533,900  23,224,650
NationsBank Corp.   642,500  41,441,250
  64,665,900
CREDIT & OTHER FINANCE - 1.7%
American Express Co.   645,600  48,097,200
Associates First Capital Corp.   271,600  15,073,800
Beneficial Corp.   266,900  18,966,581
Household International, Inc.   268,108  31,485,933
  113,623,514
FEDERAL SPONSORED CREDIT - 2.5%
Federal Home Loan Mortgage
 Corporation  1,883,600  64,748,750
Federal National Mortgage Association 1,760,500 76,801,813 Student Loan Marketing Association 262,300 33,312,100
  174,862,663
INSURANCE - 2.7%
Allmerica Financial Corp.   313,100  12,484,863
Allstate Corp.   503,600  36,762,800
AMBAC, Inc.   424,200  32,398,275
American International Group, Inc.   300,000  44,812,500
MBIA, Inc.   92,000  10,378,750
UNUM Corp.   1,165,600  48,955,200
  185,792,388
TOTAL FINANCE   538,944,465
HEALTH - 16.7%
DRUGS & PHARMACEUTICALS - 9.0%
American Home Products Corp.   1,048,500  80,210,250
Barr Laboratories, Inc. (a)  52,400  2,305,600
Bristol-Myers Squibb Co.   1,834,600  148,602,600
Elan Corp. PLC ADR (a)  456,900  20,674,725
Genentech, Inc. (a)  356,900  21,034,794
Merck & Co., Inc.   2,084,900  215,787,150
Novartis sponsored ADR  485,400  38,832,000
Schering-Plough Corp.   1,198,000  57,354,250
SmithKline Beecham PLC ADR  429,400  39,343,775
  624,145,144
MEDICAL EQUIPMENT & SUPPLIES - 4.9%
Abbott Laboratories  1,103,400  73,651,950
Boston Scientific Corp. (a)  569,000  34,957,938
Cardinal Health, Inc.   210,100  12,028,225
Johnson & Johnson  2,193,300  141,193,688
Medtronic, Inc.   275,600  22,323,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
St. Jude Medical, Inc. (a)  777,700 $ 30,330,300
Sofamor/Danek Group, Inc. (a)  346,300  15,843,225
Sybron International Corp. (a)  259,100  10,331,613
  340,660,539
MEDICAL FACILITIES MANAGEMENT - 2.8%
Carematrix Corp. (a)  205,300  5,068,344
Columbia/HCA Healthcare Corp.   621,837  24,445,967
HEALTHSOUTH Rehabilitation
 Corp. (a)  1,907,800  47,575,763
Health Management Associates, Inc.
 Class A (a)  672,800  19,174,800
Humana, Inc. (a)  518,900  11,999,563
Oxford Health Plans, Inc. (a)  448,700  32,194,225
Tenet Healthcare Corp. (a)  741,800  21,929,463
United HealthCare Corp.   632,500  32,890,000
  195,278,125
TOTAL HEALTH   1,160,083,808
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   289,500  29,167,125
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
ELECTRICAL EQUIPMENT - 1.5%
General Electric Co.   876,300  57,288,113
Harris Corp.   277,900  23,343,600
Westinghouse Electric Corp.   1,159,700  26,818,063
  107,449,776
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Tyco International Ltd.   169,500  11,790,844
POLLUTION CONTROL - 0.6%
USA Waste Services, Inc. (a)  918,700  35,484,788
Zurn Industries, Inc.   146,500  4,211,875
  39,696,663
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   158,937,283
MEDIA & LEISURE - 5.3%
BROADCASTING - 0.2%
Clear Channel Communications,
 Inc. (a)  168,800  10,391,750
ENTERTAINMENT - 1.6%
Disney (Walt) Co.   1,398,200  112,205,550
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   240,000  11,505,000
Nintendo Co. Ltd. Ord.   64,000  5,359,152
  16,864,152
LODGING & GAMING - 1.7%
Circus Circus Enterprises, Inc. (a) 635,100 15,639,338 HFS, Inc. (a) 891,500 51,707,000
Mirage Resorts, Inc. (a)  1,314,800  33,198,700
Sun International Hotels Ltd. Ord. (a)  487,900  18,021,806
  118,566,844
PUBLISHING - 0.5%
New York Times Co. (The) Class A  72,000  3,564,000
Times Mirror Co. Class A  534,700  29,542,175
  33,106,175

 SHARES VALUE (NOTE 1)
RESTAURANTS - 1.1%
Landry's Seafood Restaurants, Inc. (a)  324,100 $ 7,454,300
McDonald's Corp.   475,500  22,972,594
Starbucks Corp. (a)  1,093,300  42,570,369
  72,997,263
TOTAL MEDIA & LEISURE   364,131,734
NONDURABLES - 9.2%
BEVERAGES - 2.2%
Coca-Cola Enterprises, Inc.   805,400  18,524,200
PepsiCo, Inc.   3,600,600  135,247,538
  153,771,738
FOODS - 0.7%
Campbell Soup Co.   499,900  24,995,000
Hershey Foods Corp.   391,600  21,660,375
  46,655,375
HOUSEHOLD PRODUCTS - 1.4%
Clorox Co.   301,300  39,771,600
Procter & Gamble Co.   416,100  58,774,125
  98,545,725
TOBACCO - 4.9%
Philip Morris Companies, Inc.   6,685,600  296,673,500
RJR Nabisco Holdings Corp.   1,286,100  42,441,300
  339,114,800
TOTAL NONDURABLES   638,087,638
PRECIOUS METALS - 0.4%
Barrick Gold Corp.   415,000  9,032,521
Getchell Gold Corp. (a)  270,753  9,544,043
Newmont Mining Corp.   295,000  11,505,000
  30,081,564
RETAIL & WHOLESALE - 8.5%
APPAREL STORES - 1.1%
Just for Feet, Inc. (a)  1,110,500  19,364,344
Ross Stores, Inc.   550,100  17,981,394
TJX Companies, Inc.   1,065,200  28,094,650
Talbots, Inc.   264,700  8,999,800
  74,440,188
DRUG STORES - 1.0%
CVS Corp.   917,805  47,037,506
Rite Aid Corp.   497,600  24,817,800
  71,855,306
GENERAL MERCHANDISE STORES - 3.0%
Consolidated Stores Corp. (a)  667,812  23,206,467
Costco Companies, Inc. (a)  694,900  22,844,838
Wal-Mart Stores, Inc.   4,798,800  162,259,425
  208,310,730
GROCERY STORES - 0.1%
Safeway, Inc. (a)  200,500  9,248,063
RETAIL & WHOLESALE, MISCELLANEOUS - 3.3%
Bed Bath & Beyond, Inc. (a)  461,400  14,015,025
Corporate Express, Inc.   1,244,900  17,973,244
Home Depot, Inc. (The)  1,117,500  77,037,656
Lowe's Companies, Inc.   992,300  36,839,138
Officemax, Inc. (a)  490,600  7,083,038
Staples, Inc. (a)  386,400  8,983,800
Toys "R" Us, Inc. (a)  1,266,900  44,341,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
U.S. Office Products Co. (a)  243,300 $ 7,435,856
Viking Office Products, Inc. (a)  621,600  11,810,400
  225,519,657
TOTAL RETAIL & WHOLESALE   589,373,944
SERVICES - 1.7%
ADVERTISING - 0.1%
Omnicom Group, Inc.   82,900  5,108,713
EDUCATIONAL SERVICES - 0.2%
Apollo Group, Inc. Class A (a)  334,300  11,784,075
LEASING & RENTAL - 0.2%
Hanover Compressor Co.  5,100  99,450
Hertz Corp. Class A  328,100  11,811,600
  11,911,050
SERVICES - 1.2%
ADT Ltd. (a)  706,800  23,324,400
AccuStaff, Inc. (a)  1,002,500  23,746,719
Gartner Group, Inc. Class A (a)  837,000  30,079,688
Sitel Corp. (a)  497,900  10,269,188
  87,419,995
TOTAL SERVICES   116,223,833
TECHNOLOGY - 20.1%
COMMUNICATIONS EQUIPMENT - 3.6%
ADC Telecommunications, Inc. (a)  754,400  25,178,100
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  16,000  404,000
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  599,900  75,086,970
Aspect Telecommunications Corp. (a)  822,000  18,289,500
Cisco Systems, Inc. (a)  94,900  6,370,163
Lucent Technologies, Inc.   835,900  60,237,044
Nokia Corp. AB sponsored ADR  458,300  33,799,625
Tellabs, Inc. (a)  583,700  32,614,238
  251,979,640
COMPUTER SERVICES & SOFTWARE - 7.8%
Broderbund Software, Inc. (a)  659,900  16,291,281
CUC International, Inc. (a)  1,482,600  38,269,613
Cadence Design Systems, Inc. (a)  573,300  19,205,550
CompUSA, Inc. (a)  2,059,700  44,283,550
Electronics for Imaging, Inc. (a)  345,900  16,343,775
Equifax, Inc.   420,500  15,637,344
Henry (Jack) & Associates, Inc.   165,600  4,015,800
Keane, Inc. (a)  344,100  17,893,200
Microsoft Corp. (a)  1,799,700  227,437,088
Oracle Systems Corp. (a)  810,800  40,844,050
Parametric Technology Corp. (a)  437,700  18,629,606
PeopleSoft, Inc. (a)  699,100  36,877,525
Policy Management Systems Corp. (a)  206,500  9,705,500
Sabre Group Holdings, Inc. Class A (a)  376,600  10,215,275
SunGard Data Systems, Inc. (a)  393,600  18,302,400
Yahoo, Inc. (a)  204,800  7,219,200
  541,170,757
COMPUTERS & OFFICE EQUIPMENT - 2.5%
Adaptec, Inc. (a)  692,400  24,060,900
Compaq Computer Corp. (a)  677,100  67,202,175
Fore Systems, Inc. (a)  1,457,200  19,854,350

 SHARES VALUE (NOTE 1)
Ingram Micro, Inc. Class A (a)  162,200 $ 3,913,075
Pitney Bowes, Inc.   379,500  26,375,250
Quantum Corp. (a)  560,400  11,383,125
SCI Systems, Inc. (a)  100,200  6,387,750
Tech Data Corp. (a)  539,400  16,957,388
  176,134,013
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  210,600  14,913,113
Novellus Systems, Inc. (a)  33,600  2,906,400
Waters Corp. (a)  217,800  7,813,575
  25,633,088
ELECTRONICS - 5.8%
Altera Corp. (a)  393,100  19,851,550
Intel Corp.  359,900  51,038,319
Linear Technology Corp.   375,400  19,426,950
Maxim Integrated Products, Inc. (a)  273,700  15,566,688
Micron Technology, Inc.  950,600  37,964,588
Motorola, Inc.  716,600  54,461,600
Sanmina Corp. (a)  501,600  31,851,600
Solectron Corp. (a)  204,500  14,315,000
Texas Instruments, Inc.  1,315,400  110,575,813
Uniphase Corp. (a)  380,800  22,181,600
Xilinx, Inc. (a)  429,000  21,047,813
  398,281,521
TOTAL TECHNOLOGY   1,393,199,019
TRANSPORTATION - 0.5%
RAILROADS - 0.5%
Wisconsin Central Transportation
 Corp. (a)  919,800  34,262,550
UTILITIES - 3.8%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)  1,227,800  33,611,025
Nextel Communications, Inc.
 Class A (a)  659,800  12,494,963
Vanguard Cellular Systems, Inc.
 Class A (a)  1,146,700  15,623,788
  61,729,776
TELEPHONE SERVICES - 2.9%
Cincinnati Bell, Inc.   657,800  20,720,700
MCI Communications Corp.   260,300  9,964,609
Sprint Corp.   893,300  47,009,913
WorldCom, Inc. (a)  3,860,170  123,525,420
  201,220,642
TOTAL UTILITIES   262,950,418
TOTAL COMMON STOCKS
 (Cost $4,948,655,239)   6,342,745,138
CASH EQUIVALENTS - 8.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 584,241,222  584,145,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $5,532,800,239)  $ 6,926,890,138
LEGEND
1. Non-income producing
2. An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Timberland Co. Class A   $ 3,474,754 $ 1,222,255 $ - $ 31,310,500
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $4,244,176,604 and $4,238,684,327, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,377,437 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1996, the aggregate cost of investment securities for income tax purposes was $5,537,054,914. Net unrealized appreciation aggregated $1,389,835,224, of which $1,460,271,254 related to appreciated investment securities and $70,436,030 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                                  $ 6,926,890,138
securities, at
value (including
repurchase
agreements of
$584,145,000) (cost
$5,532,800,239) -
See accompanying
schedule

Cash                                            251

Receivable for                                  18,347,400
investments sold

Receivable for fund                             3,541,061
shares sold

Dividends receivable                            7,495,963

Other receivables                               728,658

 TOTAL ASSETS                                   6,957,003,471

LIABILITIES

Payable for                     $ 15,738,603
investments
purchased

Payable for fund                 1,935,837
shares redeemed

Accrued management               3,400,703
fee

Other payables and               509,241
accrued expenses

 TOTAL LIABILITIES                              21,584,384

NET ASSETS                                     $ 6,935,419,087

Net Assets consist of:

Paid in capital                                $ 4,909,839,898

Undistributed net                               20,298,488
investment income

Accumulated                                     611,204,466
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                                  1,394,076,235
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                                $ 6,935,419,087
202,783,458 shares
outstanding

NET ASSET VALUE,                                $34.20
offering price
and redemption
price per
share
($6,935,419,087 (divided by)
202,783,458
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                            $ 31,247,401
Dividends

Interest                                                      10,168,233

 TOTAL INCOME                                                 41,415,634

EXPENSES

Management fee                                $ 19,103,779

Transfer agent fees                            2,231,258

Accounting fees and                            404,942
expenses

Non-interested                                 13,729
trustees'
compensation

Custodian fees and                             106,069
expenses

Registration fees                              60,637

Audit                                          25,840

Legal                                          10,909

Miscellaneous                                  211,034

 Total expenses                                22,168,197
before reductions

 Expense reductions                            (787,052       21,381,145
                                              )

NET INVESTMENT                                                20,034,489
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    626,563,617
securities (including
realized gain of
$281,124 on sales of
investments in
affiliated issuers)

 Foreign currency                              288            626,563,905
transactions

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    189,156,287
securities

 Assets and                                    (13,643        189,142,644
liabilities in                                )
 foreign currencies

NET GAIN (LOSS)                                               815,706,549

NET INCREASE                                                 $ 835,741,038
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                            $ 781,353
Expense reductions
 Directed brokerage
arrangements

 Custodian interest                                           5,699
credits

                                                             $ 787,052

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   YEAR ENDED
                                    JUNE 30, 1997      DECEMBER 31,
                                    (UNAUDITED)        1996

Operations              $ 20,034,489      $ 42,344,647
Net investment
income

 Net realized gain       626,563,905       186,713,569
(loss)

 Change in net           189,142,644       451,420,339
unrealized
appreciation
(depreciation)

 NET INCREASE            835,741,038       680,478,555
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to         (41,142,087)      (11,769,237)
shareholders
From net
investment income

 From net realized       (184,159,819)     (297,173,230)
gain

 TOTAL DISTRIBUTIONS     (225,301,906)     (308,942,467)

Share transactions       805,853,592       2,599,782,601
Net proceeds from
sales of shares

 Reinvestment of         225,301,906       308,942,467
distributions

 Cost of shares          (792,599,197)     (1,356,539,313)
redeemed

 NET INCREASE            238,556,301       1,552,185,755
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         848,995,433       1,923,721,843
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period     6,086,423,654     4,162,701,811

 End of period          $ 6,935,419,087   $ 6,086,423,654
(including
undistributed net
investment
income of
$20,298,488 and
$41,404,557,
respectively)

OTHER INFORMATION
Shares

 Sold                    25,455,810        87,784,118

 Issued in               7,138,844         11,121,040
reinvestment of
distributions

 Redeemed                (25,234,555)      (46,058,296)

 Net increase            7,360,099         52,846,862
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)        1996                       1995   1994   1993 D   1992



Net asset value,           $ 31.14       $ 29.20       $ 21.69       $ 23.08       $ 19.76       $ 18.51
beginning of period

Income from
Investment
Operations

 Net investment             .10 G         .22           .08           .12           .12           .09
income

 Net realized and           4.11          3.82          7.55          (.12)         3.64          1.64
unrealized gain
(loss)

 Total from                 4.21          4.04          7.63          -             3.76          1.73
investment
operations



Less Distributions

 From net                   (.21)         (.08)         (.12)         (.12)         (.11)         (.05)
investment income

 From net realized          (.94)         (2.02)        -             (1.27)        (.21)         (.43)
gain

 In excess of net           -             -             -             -             (.12)         -
realized gain

 Total distributions        (1.15)        (2.10)        (.12)         (1.39)        (.44)         (.48)

Net asset value, end       $ 34.20       $ 31.14       $ 29.20       $ 21.69       $ 23.08       $ 19.76
of period

TOTAL RETURN B, C           13.83%        14.71%        35.36%        (.02)%        19.37%        9.32%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of         $ 6,935,419   $ 6,086,424   $ 4,162,702   $ 2,141,869   $ 1,383,849   $ 749,837
period (000
omitted)

Ratio of expenses to        .71% A        .69%          .70%          .70%          .71%          .75%
average net assets

Ratio of expenses to        .68% A,       .67%          .70%          .69%          .71%          .75%
average net assets         E             E                           E
after expense
reductions

Ratio of net                .64% A        .81%          .37%          .69%          .72%          .83%
investment income
to average net
assets

Portfolio turnover rate     144% A        81%           108%          122%          159%          262%

Average commission         $ .0428       $ .0416
rate F





A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE
ACCOUNT. INCLUSION OF THESE
CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. C THE TOTAL RETURNS
WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE
5 OF NOTES TO FINANCIAL
STATEMENTS). D EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT
OF POSITION 93-2,
"DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF
INCOME, CAPITAL GAIN, AND
RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT,
NET INVESTMENT INCOME
PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO
TAX DIFFERENCES. E FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX
OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER. G NET
INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.


VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED               PAST 1   PAST 5   PAST 10
JUNE 30, 1997               YEAR     YEARS    YEARS

OVERSEAS                    22.69%   11.30%   8.93%

Morgan Stanley EAFE Index   12.88%   12.84%   6.58%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's figures to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.

UNDERSTANDING PERFORMANCE
Many markets around the globe offer the potential
for significant growth over time; however,
investing in foreign markets means assuming
greater risks than investing in the United States.
Factors like changes in a country's financial
markets, its local political and economic
climate, and the fluctuating value of its currency
create these risks. For these reasons an
international fund's performance may be more
volatile than a fund that invests exclusively in the
United States.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the fund's life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.
$10,000 OVER LIFE OF FUND
  1987/06/30      10000.00                    10000.00
  1987/07/31       9885.93                     9982.53
  1987/08/31      10760.46                    10731.04
  1987/09/30      10522.81                    10562.10
  1987/10/31       8327.00                     9082.16
  1987/11/30       8403.04                     9171.60
  1987/12/31       8994.45                     9443.94
  1988/01/31       8686.62                     9612.55
  1988/02/29       8917.49                    10253.29
  1988/03/31       9321.52                    10883.72
  1988/04/30       9475.43                    11041.88
  1988/05/31       9302.28                    10687.92
  1988/06/30       9138.74                    10406.21
  1988/07/31       9071.41                    10732.69
  1988/08/31       8753.95                    10034.87
  1988/09/30       9129.12                    10473.34
  1988/10/31       9533.15                    11369.46
  1988/11/30       9706.31                    12046.70
  1988/12/31       9725.55                    12113.86
  1989/01/31      10014.14                    12327.00
  1989/02/28      10187.29                    12390.36
  1989/03/31      10178.12                    12147.18
  1989/04/30      10478.61                    12259.84
  1989/05/31      10090.88                    11592.87
  1989/06/30      10052.10                    11397.72
  1989/07/31      10992.37                    12828.97
  1989/08/31      10914.82                    12252.00
  1989/09/30      11593.36                    12810.10
  1989/10/31      10963.29                    12295.42
  1989/11/30      11554.59                    12913.51
  1989/12/31      12281.59                    13389.98
  1990/01/31      12116.81                    12891.76
  1990/02/28      11833.99                    11991.98
  1990/03/31      12281.29                    10742.71
  1990/04/30      12349.36                    10657.45
  1990/05/31      13156.44                    11873.48
  1990/06/30      13448.16                    11768.90
  1990/07/31      14128.83                    11934.67
  1990/08/31      12689.69                    10775.72
  1990/09/30      11483.93                     9273.97
  1990/10/31      12553.56                    10719.02
  1990/11/30      12164.60                    10086.73
  1990/12/31      12077.09                    10250.13
  1991/01/31      12193.77                    10581.67
  1991/02/28      12604.58                    11716.01
  1991/03/31      12235.91                    11012.68
  1991/04/30      12504.94                    11120.82
  1991/05/31      12534.83                    11236.86
  1991/06/30      11847.31                    10411.17
  1991/07/31      12435.19                    10922.69
  1991/08/31      12475.05                    10700.87
  1991/09/30      12983.22                    11303.96
  1991/10/31      13072.89                    11464.20
  1991/11/30      12604.58                    10929.00
  1991/12/31      13043.00                    11493.41
  1992/01/31      13202.43                    11247.91
  1992/02/29      12927.30                    10845.33
  1992/03/31      12664.72                    10129.36
  1992/04/30      13452.48                    10177.51
  1992/05/31      14038.24                    10858.75
  1992/06/30      13775.66                    10343.69
  1992/07/31      12897.01                    10078.96
  1992/08/31      12785.91                    10711.12
  1992/09/30      12270.84                    10499.61
  1992/10/31      11432.59                     9948.86
  1992/11/30      11371.99                    10042.48
  1992/12/31      11644.67                    10094.42
  1993/01/31      11977.96                    10093.18
  1993/02/28      12212.57                    10398.06
  1993/03/31      13059.80                    11304.42
  1993/04/30      13927.70                    12377.23
  1993/05/31      14227.33                    12638.64
  1993/06/30      13876.04                    12441.45
  1993/07/31      14423.64                    12876.96
  1993/08/31      15198.55                    13572.10
  1993/09/30      15115.90                    13266.60
  1993/10/31      15663.50                    13675.44
  1993/11/30      15002.24                    12480.07
  1993/12/31      15994.13                    13381.22
  1994/01/31      17037.67                    14512.54
  1994/02/28      16737.18                    14472.34
  1994/03/31      16321.86                    13849.00
  1994/04/30      16861.77                    14436.60
  1994/05/31      16654.11                    14353.71
  1994/06/30      16477.61                    14556.56
  1994/07/31      16913.69                    14696.55
  1994/08/31      17110.96                    15044.49
  1994/09/30      16664.50                    14570.66
  1994/10/31      17007.13                    15055.86
  1994/11/30      16363.39                    14332.27
  1994/12/31      16269.95                    14422.02
  1995/01/31      15595.06                    13867.99
  1995/02/28      15636.10                    13828.19
  1995/03/31      16117.53                    14690.67
  1995/04/30      16578.03                    15243.17
  1995/05/31      16808.28                    15061.46
  1995/06/30      16965.27                    14797.33
  1995/07/31      17718.81                    15718.56
  1995/08/31      17226.92                    15118.95
  1995/09/30      17478.10                    15414.22
  1995/10/31      17132.72                    14999.89
  1995/11/30      17331.58                    15417.24
  1995/12/31      17854.87                    16038.41
  1996/01/31      18189.78                    16104.25
  1996/02/29      18229.84                    16158.69
  1996/03/31      18508.65                    16501.84
  1996/04/30      19023.38                    16981.60
  1996/05/31      19034.10                    16669.11
  1996/06/30      19173.51                    16762.92
  1996/07/31      18605.16                    16272.99
  1996/08/31      18744.57                    16308.64
  1996/09/30      19291.46                    16741.89
  1996/10/31      19098.44                    16570.58
  1996/11/30      20095.72                    17229.89
  1996/12/31      20202.96                    17008.25
  1997/01/31      20202.96                    16413.00
  1997/02/28      20671.03                    16681.45
  1997/03/31      20858.84                    16741.86
  1997/04/30      21034.92                    16830.69
  1997/05/31      22349.60                    17929.23
  1997/06/30      23523.42                    18921.25
Let's say hypothetically that $10,000 was invested in Overseas Portfolio on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $23,523 - a 135.23% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,921 over the same period - a 89.21% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                                      % OF FUND'S
                                                      INVESTMENTS

Alcatel Alsthom Compagnie Generale d'Electricite SA   2.1

Novartis AG (Reg.)                                    1.9

Total SA Class B                                      1.8

Philips Electronics NV (Bearer)                       1.8

Takeda Chemical Industries Ltd.                       1.5

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                   % OF FUND'S
                   INVESTMENTS

Finance            15.1

Technology         10.1

Durables           9.8

Basic Industries   9.7

Health             8.8

TOP FIVE COUNTRIES AS OF JUNE 30, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S
                               INVESTMENTS

Japan                          25.4

United Kingdom                 13.5

France                         9.5

Netherlands                    7.9

Sweden                         5.3

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE.
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




An interview with Richard Mace, Portfolio Manager of Overseas Portfolio
Q. HOW HAS THE FUND PERFORMED, RICK?
A. Pretty well. For the six months that ended June 30, 1997, the fund topped the 11.25% return registered by the Morgan Stanley Capital International EAFE Index. For the 12-month period that ended June 30, 1997, the fund again topped the EAFE index, which returned 12.88%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG SHOWING?
A. Individual stock selection had the biggest influence on the fund's return, as several of the fund's larger positions posted positive results. Market selection - specifically, the fund's underweighting in Japan relative to the index - also played a key role. While the EAFE index had an approximate Japanese weighting of 30% during the period, I kept the fund at around 23% on average. As Japan's well-documented economic woes continued to hamper the overall performance of Japanese securities, my strategy of underweighting Japanese securities worked in the fund's favor. I would add, however, that while market selection is important, I place more emphasis on analyzing the specific pluses and minuses of a stock than I do on the country where a stock is issued.
Q. HOW DID THE EUROPEAN PORTION OF THE PORTFOLIO PERFORM?
A. The across-the-board decline in European interest rates had favorable implications for Europe's stock markets. This rate environment, which may have been related to continuing optimism on proposed economic unity throughout Europe, led to strong performances in countries such as Spain, Italy and Sweden. In Europe, I basically continued my strategy of looking for companies based on three themes: those that would benefit from a rising dollar, those that would gain from the overall improvement of world economies and those companies that were engaging in restructurings designed to improve the return on capital employed in their businesses.
Q. DID YOUR STRATEGIES LEAD YOU TO ANY OTHER REGIONS OF THE WORLD?
A. One area that came into play was Canada. I've previously mentioned my strategy of looking for stocks than can benefit from improving economies, and Canada's many natural resource-related stocks fit that bill. Stocks such as Inco, a nickel producer; Alcan, an aluminum producer; and Noranda, a paper and forest products company, reflected this strategy.
Q. FOLLOWING THE LEAD OF MANY AMERICAN COMPANIES, SOME INTERNATIONAL FIRMS HAVE BEEN IMPLEMENTING VARIOUS COST-CUTTING AND RESTRUCTURING STRATEGIES. WHY IS THIS A POSITIVE TREND? HOW HAS IT AFFECTED THE FUND?
A. Worldwide, I think company managements have gotten smarter about how they run their businesses. In order to earn returns above their cost of capital, companies have had to reduce expenses, either by cutting personnel, restructuring their balance sheets or upgrading their technology. As they strive to become more shareholder-friendly, international companies also are coming up with new ways to utilize their existing assets. In terms of the fund, several individual holdings are good illustrations of this trend. For example, Volvo, one of the fund's larger stakes and a strong performer during the period, divested many of its non-core businesses and announced plans to implement a share redemption program in which the company will buy back one of every 20 outstanding shares.
Q. WHICH INDIVIDUAL STOCK POSITIONS BENEFITED THE FUND? WERE THERE ANY DISAPPOINTMENTS?
A. As I mentioned earlier, individual stock selection was a real key to performance. Aside from the strong performances of Volvo and Telebras, a Brazilian telecommunications company, the fund's stake in Total, a French-based oil company, and Alcatel, which specializes in telecommunications and electrical equipment, turned in favorable results. Disappointments included the poor performance of several Japanese brokerage companies, including Nomura Securities and Nikko Securities.
Q. WHAT'S YOUR OUTLOOK?
A. More and more, individual stock selection is outdistancing country selection in terms of performance influence. I think this trend will most likely continue and will place even more emphasis on thorough research and analysis of individual stocks. With this in mind, I'll continue to use my three-pronged approach of looking for stocks that can benefit from a rising dollar, stronger economies and increased corporate efficiencies.



FUND FACTS
GOAL: to increase the value of the fund's shares by investing mainly in stocks in Europe, the Far East and the Pacific Basin
START DATE: January 28, 1987
SIZE: as of June 30, 1997, more than $2.0 billion
MANAGER: Richard Mace, since 1996; joined
Fidelity in 1987
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.0%
 SHARES VALUE (NOTE 1)
ARGENTINA - 0.2%
Perez Companc Class B  481,414 $ 3,866,315
AUSTRALIA - 1.8%
Aberfoyle Ltd.   22,800  63,586
Australia & New Zealand Banking
 Group Ltd.   376,800  2,811,729
Brambles Industries Ltd.   200,200  3,952,242
Broken Hill Proprietary Co. Ltd. (The)  226,800  3,330,629
CSR Ltd.   882,500  3,412,396
Coles Myer Ltd.   877,000  4,554,557
Colonial Ltd. (a)  682,200  1,738,024
National Australia Bank Ltd.   182,300  2,606,642
Pasminco Ltd.   476,800  966,754
QNI Ltd.   871,880  1,570,659
Tabcorp Holdings Ltd.   162,800  883,516
Western Mining Holdings Ltd.   953,939  6,003,913
Westpac Banking Corp.   143,800  863,862
Woolworths Ltd.   1,211,500  3,972,281
  36,730,790
AUSTRIA - 0.1%
Voest-Alpine Stahl AG  21,900  992,005
BELGIUM - 0.2%
BBL (Banque Bruxelles Lambert)  6,700  1,693,329
Credit Communal Holding/Dexia (b)  13,500  1,449,133
  3,142,462
BERMUDA - 0.1%
Fuji International Trust unit sponsored
 ADR (b)  100  2,698,015
BRAZIL - 1.0%
Centrais Electricas Brasileiras SA  2,080,000  1,240,464
Compania Energertica Minas Gerais  87,262,000  4,498,880
Multicanal Participacoes SA
 sponsored ADR  92,800  1,264,400
Telebras sponsored ADR  95,000  14,416,250
  21,419,994
CANADA - 2.8%
Alcan Aluminium Ltd.   269,700  9,200,645
Alliance Forest Products (a)(b)  83,700  2,043,016
BCE, Inc.   233,000  6,480,426
Bro-X Minerals Ltd.   42,700  -
Canadian Imperial Bank of Commerce  34,800  877,152
Canadian Natural Resources Ltd. (a)  159,900  4,151,968
Cominco Ltd. (a)  245,900  6,545,341
Domtar, Inc.   312,700  2,763,148
Greenstone Resources Ltd. (a)  141,300  1,238,352
Inco Ltd.   310,100  9,264,930
National Bank of Canada  361,200  4,525,955
Noranda, Inc.   373,200  8,041,647
Renaissance Energy Ltd. (a)  66,900  1,860,689
St Laurent Paperboard, Inc. (a)(b)  155,900  2,427,733
  59,421,002
CHINA (PEOPLES REPUBLIC) - 0.0%
First Tractor Co. Ltd. Class H (a)  416,000  273,861
DENMARK - 0.8%
Den Danske Bank Group AS  55,900  5,437,154
International Service Systems AS,
 Series B (a)  128,800  4,615,514
Novo-Nordisk AS Class B  30,900  3,368,405
Sophus Berendsen AS, Series B  6,300  910,624
Unidanmark AS Class A  34,500  1,937,560
  16,269,257

 SHARES VALUE (NOTE 1)
EMERGING MARKETS - 0.3%
GT Global Developing Markets Fund  249,700 $ 3,511,406
TCW/DW Emerging Markets
 Opportunities Trust (SBI)  82,500  1,227,188
Templeton Dragon Fund, Inc.   52,300  849,875
  5,588,469
FINLAND - 1.9%
Cultor OY, Series 1  57,600  3,046,271
Huhtamaki Ord.   190,700  8,196,748
Metsa-Serla Ltd. Class B  575,100  4,678,397
Nokia Corp. AB, Series A  130,300  9,720,253
Outokumpu OY Class A  135,300  2,680,084
Pohjola Class B  124,900  3,699,104
Rauma OY  2,317  53,026
UPM-Kymmene Corp.   83,200  1,920,074
Valmet OY  344,400  5,947,752
  39,941,709
FRANCE - 9.5%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  356,650  44,640,386
Axa SA  114,726  7,131,110
Axime SA Ex Segin (a)  2,100  248,206
Canal Plus SA  5,189  1,009,526
Cap Gemini Sogeti SA  28,700  1,513,044
Carrefour Supermarche SA  2,400  1,741,982
Compagnie de Saint Gobain  15,900  2,317,319
Credit Commercial de France Ord.   56,700  2,400,990
Eramet SA  98,162  4,523,979
Generale des Eaux, Cie  18,950  2,426,678
Generale des Eaux warrants
 5/2/01 (a)  18,950  11,344
Groupe Danone  30,800  5,086,017
Lafarge Coppee SA  62,520  3,886,103
Lagardere S.C.A. (Reg.)  77,700  2,255,602
Michelin SA (Compagnie Generale
 des Etablissements) Class B  163,000  9,782,439
Nationale Elf Aquitaine  127,700  13,768,545
Pechiney SA Class A  384,164  15,124,310
Paribas SA (Cie Financiere) Class A  46,200  3,189,892
Rhone Poulenc SA Class A  653,400  26,668,480
Societe Generale Class A  65,500  7,307,234
Total SA Class B  378,614  38,246,440
Unibail  8,100  757,627
Usinor Sacilor  242,100  4,364,239
Valeo SA  15,900  986,956
  199,388,448
GERMANY - 3.8%
Allianz Aktiengesellschaft Holdings (Reg.) 12,500 2,604,555 Altana AG 7,000 739,903
Beta Systems Software AG  3,000  171,999
BASF AG  136,400  4,962,131
Bayer AG  269,300  10,414,065
Buderus AG  8,300  4,564,881
Continental Gummi-Werke AG  134,300  3,335,380
Daimler-Benz AG Ord.   77,900  6,274,844
Dresdner Bank AG Ord.   30,000  1,034,145
Emerging Germany Fund, Inc.   70,600  732,475
Hoechst AG Ord.   84,000  3,556,345
Lufthansa  117,300  2,210,925
Mannesmann AG Ord.   11,300  4,999,708
Metallgesellschaft AG Ord.   276,300  5,749,193
New Germany Fund, Inc. (The)  231,800  3,650,850
Thyssen AG Ord.   4,300  1,022,343
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
GERMANY - CONTINUED
Veba AG Ord.   113,500 $ 6,320,367
Volkswagen AG  23,965  18,150,518
  80,494,627
HONG KONG - 1.6%
Great Eagle Holdings Ltd.  546,000  1,800,736
HSBC Holdings PLC  745,100  22,078,550
Hong Kong & China Gas Co. Ltd. 1,708,800 3,418,923 Hutchison Whampoa Ltd. Ord. 240,000 2,075,642
Peregrine Investments Holdings Ltd. 1,200,000 2,470,634 Wharf Holdings Ltd. 206,000 893,456
  32,737,941
INDONESIA - 0.4%
Matahari Putra Prima PT (For. Reg.)  2,301,000  4,636,058
PT Multipolar (For. Reg.)  2,383,000  808,377
PT Multipolar Corp. rights 12/31/97
 (For. Reg.)  13,106,500  1,751,485
Putra Surya Multidana PT (For. Reg.) (a)  880,000  1,402,137
  8,598,057
IRELAND - 0.8%
Bank of Ireland, Inc.   968,400  10,639,830
CRH PLC  145,000  1,511,364
Independent Newspapers PLC  889,749  5,035,962
  17,187,156
ITALY - 1.2%
Credito Italiano Ord.   3,572,700  6,535,015
Eni Spa  2,128,800  12,042,644
Mondadori Arnoldo Editore Spa  1,700  9,925
Telecom Italia:
 Mobile Spa  1,942,000  6,250,390    Spa  380,000  1,220,358
  26,058,332
JAPAN - 23.6%
Acom Co. Ltd.   100,900  4,858,197
Amway Japan Ltd.   171,200  5,794,025
Aoyama Trading Co. Ord.   3,300  105,927
Asahi Chemical Industry Co. Ltd.   271,000  1,619,216
Asahi Breweries Ltd.   50,000  745,780
Bank of Tokyo-Mitsubishi Ltd.   327,000  6,560,251
Canon, Inc.   355,000  9,661,127
Circle K Japan Co. Ltd.   13,000  746,129
Citizen Watch Co. Ltd. Ord.   472,000  3,639,478
Dai-Ichi Kangyo Bank  124,000  1,687,295
DDI Corp. Ord.   913  6,737,302
Dai-Tokyo Fire & Marine Insurance Ord.   354,000  2,050,294
Daiichi Pharmaceutical Co. Ltd.   99,000  1,744,341
Daiwa House Industry Co. Ltd.   227,000  2,772,035
Daiwa Securities Co. Ltd.   774,000  6,103,153
Denso Corp.   212,000  5,066,771
Denny's Japan Co. Ltd.   79,000  2,377,339
Daito Trust Construction Co.   340,700  4,011,906
Fuji Bank Ltd.   498,000  7,471,411
Fuji Photo Film Co. Ltd.   719,000  28,911,770
Fujitsu Ltd.   1,086,000  15,061,624
Hitachi Ltd.   2,232,000  24,920,056
Hitachi Maxell Ltd.   385,000  9,537,267
Honda Motor Co. Ltd.   425,000  12,789,480
Hoya Corp.   22,000  978,673
Ibiden Co. Ltd.   200,000  2,878,451
Ito-Yokado Co. Ltd.   152,000  8,816,782
Japan Associated Finance Co.   46,000  3,611,147
Jusco Co. Ltd.   111,000  3,746,958

 SHARES VALUE (NOTE 1)
Kao Corp.   301,000 $ 4,174,539
Kobe Steel Ltd. Ord. (a)  847,000  1,617,977
Komatsu Ltd. Ord.   1,001,000  8,120,109
Kyocera Corp.   58,000  4,603,777
Long Term Credit Bank of Japan Ltd. (The)  413,000  1,783,200
Matsushita Electric Industrial Co. Ltd.   1,300,000  26,193,902
Matsushita Communication Industrial
 Co. Ltd.   185,000  6,244,930
Matsushita Electric Works Co. Ltd.   293,000  3,322,430
Minebea Co. Ltd.   273,000  2,905,142
Minolta Camera Co. Ltd.   711,000  4,452,859
Mitsubishi Estate Co. Ltd.   282,000  4,083,213
Mitsubishi Heavy Industries Ltd.   625,000  4,791,966
Mitsubishi Trust & Banking Corp.   100,000  1,578,787
Mitsui Fudosan (Re Devel) Co.   60,000  826,900
Murata Manufacturing Co. Ltd.   31,000  1,233,024
NKK Corp.   775,000  1,662,960
NEC Corp.   313,000  4,368,267
Nikko Securities Co. Ltd.   570,000  3,505,168
Nintendo Co. Ltd. Ord.   182,000  15,240,088
Nippon Telegraph & Telephone
 Corp. Ord.   1,744  16,733,394
Nitto Denko Corp.   27,000  525,186
Nomura Securities Co. Ltd.   805,000  11,094,247
Nichiei Co. Ltd.   31,400  3,642,723
Onward Kashiyama & Co. Ltd.   233,000  3,861,485
Omron Corp.   176,000  3,730,472
Orix Corp.   198,100  14,670,234
Ricoh Co. Ltd. Ord.   493,000  6,450,346
Rohm Co. Ltd.   93,000  9,572,157
Sakura Bank Ltd.   2,191,000  16,779,606
Sankyo Co. Ltd.   345,000  11,585,764
Sekisui Chemical Co. Ltd.   6,000  60,709
Shin-Etsu Chemical Co. Ltd.   113,000  2,996,380
Sony Corp.   214,200  18,665,078
Sumitomo Sitix Corp.   39,000  833,442Sony Music Entertainment Japan, Inc.
 32,500  1,522,308Shohkoh Fund & Co. Ltd.   3,600  1,089,624
Shinko Electric Industries Co. Ltd.   44,600  1,630,023
TDK Corp.   102,000  7,482,402
Takeda Chemical Industries Ltd.   1,128,000  31,681,799
Takefuji Corp.   16,000  873,653
Terumo Corp.   125,000  2,387,806
THK Co. Ltd.   184,600  3,155,968
Toyota Motor Corp.   665,000  19,605,739
Toyo Trust & Banking Co. Ltd.   33,000  277,770
Tokyo Electron Ltd.   107,800  5,152,811
Uni Charm Corp. Ord.   80,000  2,847,049
Uny Co. Ltd.   310,000  6,056,958
World Co. Ltd.   35,300  1,548,772
Xebio Co. Ltd.   37,200  915,033
Yamanouchi Pharmaceutical Co. Ltd.   79,000  2,122,378
Yasuda Trust & Banking  212,000  809,944
  496,074,683
KOREA (SOUTH) - 0.3%
Korea Electric Power Corp.   204,960  6,116,486
MALAYSIA - 0.3%
Arab Malaysian Corp. BHD  668,000  2,487,304
Magnum Corp. BHD  397,000  597,584
Oriental Holdings BHD  178,000  1,339,671
Rothmans of Pall Mall Malaysia BHD  79,000  776,074
  5,200,633
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEXICO - 0.4%
Cifra SA de CV:
 Series A  227,993 $ 421,927
 Series C  1,864,100  2,984,440
Gruma SA Class B sponsored
 ADR (a)(b)  91,596  1,671,627
Grupo Financiero Bancomer Class B (a)  2,228,000  1,072,923
Grupo Financiero Inbursa SA Class B  237,000  1,009,846
Tubos De Acero De Mexico ADR (a)  78,200  1,441,813
  8,602,576
MULTI-NATIONAL  - 0.0%
Morgan Stanley Asia-Pacific Fund, Inc.   82,900  870,450
NETHERLANDS - 7.9%
AKZO Nobel NV  145,500  19,927,448
Ahold NV  36,600  3,085,871
Chicago Bridge & Iron Co. NV  94,000  2,079,750
DSM NV  71,700  7,129,479
ING Groep NV  377,422  17,390,505
KBB NV Ord.   37,200  2,600,458
KLM Royal Dutch Air Lines NV  39,506  1,216,900
Koninklijke Hoogovens NV  121,600  6,773,097
Koninklijke KNP BT NV  288,800  6,572,659
Koninklijke Pakhoed NV  24,600  866,718
New Holland NV  248,000  6,789,000
Philips Electronics NV (Bearer)  521,700  37,345,868
Royal Dutch Petroleum Co. Ord.   456,160  23,712,609
Unilever NV Ord.   101,900  21,437,340
VNU Ord.   33,300  735,818
Vendex International NV (b)  121,600  6,655,466
Vedior NV BDR (a)(b)  66,800  1,765,144
  166,084,130
NETHERLANDS ANTILLES - 0.2%
Schlumberger Ltd.   32,700  4,087,500
NEW ZEALAND - 0.2%
Air New Zealand Ltd. Class B  552,200  1,689,359
Lion Nathan Ltd.   572,000  1,450,501
Lion Nathan Ltd. (Australia) (a)  59,200  151,715
  3,291,575
NORWAY - 0.6%
Den Norske Bank AS Class A Free shares  682,500  2,673,475
Elkem ASA  275,400  5,393,956
NCL Holdings AS (a)  460,300  1,451,258
Orkla AS Class B (non-vtg.)  15,600  1,058,212
Saga Petroleum AS Class B  126,300  2,206,505
  12,783,406
PERU - 0.1%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  80,200  1,578,938
PORTUGAL - 0.2%
Electricidade de Portugal SA (a)  234,300  4,295,057
RUSSIA - 0.0%
Vimpel Communications sponsored ADR  12,800  486,400
SINGAPORE - 0.2%
Creative Technology Corp. Ltd. (a)  109,000  1,853,000
Kim Engineering Holdings Ltd.   2,683,000  2,251,941
  4,104,941
SOUTH AFRICA - 0.3%
Gencor Ltd. (Reg.)  820,800  3,782,739
JCI Ltd.   187,500  1,442,944
  5,225,683

 SHARES VALUE (NOTE 1)
SPAIN - 2.1%
Acerinox SA (Reg.)  29,750 $ 5,567,853
Asturiana del Zinc SA (a)(b)  259,900  5,496,614
Banco Bilbao Vizcaya SA Ord. (Reg.)  74,600  6,052,954
Banco de Santander SA Ord. (Reg.)  127,800  3,932,974
Banco Intercontinental Espanol  10,500  1,850,534
Tabacalera SA, Series A  126,300  6,771,957
Telefonica de Espana SA Ord.   511,500  14,770,310
  44,443,196
SWEDEN - 5.3%
ABB AB:
 Series A  297,900  4,186,265
 Series B  153,000  2,140,137
Astra AB Class A Free shares  1,216,000  22,678,928
Assi Doman AB Free shares  63,600  1,812,200
Electrolux AB  87,200  6,301,982
Ericsson (L.M.) Telephone Co.:
 Class B  154,400  6,089,211
 Class B ADR  49,400  1,945,125
Esselte AB Class B Free shares  90,900  2,142,702
Graenges AB (Reg.) (a)  48,600  645,188
Investor AB Class B Free shares   82,000  4,327,807
Nordbanken AB  156,900  5,303,834
SKF AB Ord.   34,100  883,305
Scania AB Class B  211,700  6,470,820
Skandia Foersaekrings AB  249,800  9,220,697
Svenska Cellulosa AB (SCA) Class B Ord.  101,900  2,138,039
Svenska Handelsbanken  160,200  5,104,157
Swedish Match Co.   4,500,200  15,154,151
Volvo AB Class B  582,600  15,619,505
  112,164,053
SWITZERLAND - 4.8%
ABB AG (Bearer)  650  982,894
Credit Suisse Group (Reg.)  190,477  24,436,837
Danzas Holdings AG (Reg.)  1,160  226,206
Julius Baer Holding AG  5,313  8,124,909
Nestle SA (Reg.)  9,030  11,899,952
Novartis AG (Reg.)  25,000  39,924,735
Roche Holding AG participation
 certificates  1,250  11,294,047
Sulzer AG (Reg.)  2,500  2,138,214
SGS Societe Generale de Surveillance
 Holding SA (Bearer)  800  1,707,834
  100,735,628
UNITED KINGDOM - 13.5%
Allied Domecq PLC  6,200  44,587
Asda Group PLC  2,705,400  5,584,562
BAT Industries PLC Ord.   1,709,800  15,298,884
BOC Group PLC  49,900  868,066
Barclays PLC Ord.   227,500  4,514,333
Barratt Developments PLC  847,125  3,469,114
Bass PLC Ord.   242,300  2,956,605
Blue Circle Industries PLC  430,400  3,073,729
Boots Co. PLC Class L (The)  323,900  3,793,246
British Aerospace PLC  257,400  5,726,819
British Petroleum PLC:
 ADR  47,800  3,579,025
 Ord.  998,909  12,413,428
British Land Co. PLC, (The) Ord.   176,200  1,663,125
British Steel PLC Ord.   1,230,000  3,061,134
British Telecommunications PLC Ord.   850,300  6,313,105
Cable & Wireless PLC Ord.   348,900  3,194,476
Caradon PLC  2,419,380  8,095,359
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Cookson Group PLC  4,377,200 $ 15,411,423
Dixons Group PLC  333,400  2,625,202
DR Solomons Group PLC sponsored
 ADR  13,400  340,025
English China Clay PLC  352,200  1,196,067
Glaxo Holdings PLC  538,800  11,122,060
Granada Group PLC  811,000  10,665,566
Grand Metropolitan PLC  1,492,491  14,360,698
Guinness PLC Ord.   221,100  2,164,223
HSBC Holdings PLC Ord.   57,600  1,772,465
Hays PLC  94,200  893,844
ICI (Imperial Chemical Industries) PLC
 Class L  133,900  1,859,014
Inchcape PLC Ord.   739,600  3,484,330
Ladbroke Group PLC Ord.   1,328,800  5,220,446
Lloyds TSB Group PLC  1,896,498  19,447,737
LucasVarity PLC  2,165,700  7,498,901
Mercury Asset Management Group PLC  77,400  1,591,270
National Grid Co. PLC  1,566,100  5,722,555
Norwich Union PLC (a)  194,300  1,033,427
Pearson, PLC   68,300  791,345
Perpetual PLC  19,600  874,434
Prudential Corp. PLC  428,318  4,146,217
Reckitt & Colman Ltd. Ord.   91,800  1,370,791
Redland PLC Ord.   458,900  2,597,365
Rentokil Group PLC  5,403,900  18,945,307
Rio Tinto PLC (Reg.)  53,900  938,997
Rolls Royce PLC Ord.   765,355  2,917,658
Rugby Group PLC  795,600  1,589,322Somerfield PLC  866,000  2,609,351
Shell Transport & Trading Co. PLC (Reg.)  2,313,300  15,769,642
SmithKline Beecham PLC Ord.   947,218  17,431,898
Tarmac  128,200  264,634
Thames Water PLC Ord.   144,800  1,663,235
Tomkins PLC Ord.   179,800  778,214
Unigate PLC  333,200  2,679,095
Unilever PLC Ord.   276,800  7,932,482
Vodafone Group PLC  1,865,929  9,101,201
WPP Group PLC  252,900  1,033,561
  283,493,599
UNITED STATES OF AMERICA - 1.5%
Alumax, Inc. (a)  222,700  8,448,681
Aluminum Co. of America  139,600  10,522,350
D.R. Horton, Inc.   161,600  1,676,600
Hanover Compressor Co.   1,500  29,250
Jefferson Smurfit Corp.   34,400  550,400
Kaiser Aluminum Corp. (a)  8,200  100,450
MCI Communications Corp.   213,800  8,184,531
Newmont Mining Corp.   46,000  1,794,000
Silgan Holdings, Inc.   2,600  100,750
  31,407,012
TOTAL COMMON STOCKS
 (Cost $1,450,354,067)   1,845,854,386
PREFERRED STOCKS - 1.0%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.1%
JAPAN - 0.1%
AJL participating trust   73,000 $ 1,272,938
NONCONVERTIBLE PREFERRED STOCKS - 0.9%
ITALY - 0.9%
Stet (Societa Finanziaria Telefonica) Spa  3,435,100  11,903,329
Telecom Italia:
 Mobile Spa de Risp   3,961,100  7,030,916   Ord.       435,400  871,518
TOTAL NONCONVERTIBLE PREFERRED STOCKS  19,805,763
TOTAL PREFERRED STOCKS
 (Cost $12,443,054)   21,078,701
CORPORATE BONDS - 0.8%
 MOODY'S PRINCIPAL
 RATINGS (D) AMOUNT
BERMUDA - 0.2%
MBL International Finance of
 Bermuda 3%, 11/30/02 Aa2 $ 4,472,000  4,896,840
JAPAN - 0.6%
Asahi Breweries Ltd
 6.40%, 10/16/98  - JPY 501,000,000  6,817,218
Matsushita Electric Industrial
 Co. Ltd.:
  1.30%, 3/29/02 Aa2 JPY 186,000,000  2,320,031
  1.40%, 3/31/04 Aa2 JPY 174,000,000  2,170,352
  11,307,601
TOTAL CORPORATE BONDS
 (Cost $15,280,034)   16,204,441
GOVERNMENT OBLIGATIONS - 0.0%
U.S. Treasury Bills, yields at dates of purchase
 4.85%, to 5.28%, 8/7/97 to 1/8/98 (c)
 (Cost $886,510)   $900,000  886,492
CASH EQUIVALENTS - 10.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 214,820,380  214,785,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,693,748,665) $ 2,098,809,020
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
232 Nikkei 225 Stock
Index Contracts Sept. 1997 $ 23,890,200 $ 40,693
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.1%
CURRENCY ABBREVIATIONS
JPY - Japanese yen
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $24,206,748 or 1.2% of net assets.
(c) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $788,676.
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $712,738,103 and $575,228,156, respectively.
The market value of futures contracts opened and closed during the period amounted to $49,056,147 and $39,254,194, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $127,548 for the period (see Note 4 of Notes to Financial Statements).
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investments
Aerospace & Defense   0.4%
Basic Industries    9.7
Cash Equivalents   10.2
Construction & Real Estate    2.9
Durables    9.8
Energy    6.5
Finance    15.1
Government Obligations   0.0
Health    8.8
Holding Companies   1.3
Industrial Machinery & Equipment    2.5
Media & Leisure   2.2
Nondurables   6.6
Precious Metals   0.5
Retail & Wholesale   3.7
Services    2.1
Technology    10.1
Transportation   0.5
Utilities   7.1
    100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,694,697,195. Net unrealized appreciation aggregated $404,111,825, of which $447,629,963 related to appreciated investment securities and $43,518,138 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                                  $ 2,098,809,020
securities, at
value (including
repurchase
agreements of
$214,785,000) (cost
$1,693,748,665) -
See accompanying
schedule

Cash                                            2,443

Receivable for                                  3,065,615
investments sold

Receivable for fund                             1,404,647
shares sold

Dividends receivable                            7,012,340

Interest receivable                             149,101

Other receivables                               27,542

 TOTAL ASSETS                                   2,110,470,708

LIABILITIES

Payable for                     $ 16,404,484
investments
purchased

Payable for fund                 2,602,874
shares redeemed

Accrued management               1,275,223
fee

Payable for daily                34,800
variation on
futures contracts

Other payables and               342,806
accrued expenses

 TOTAL LIABILITIES                              20,660,187

NET ASSETS                                     $ 2,089,810,521

Net Assets consist of:

Paid in capital                                $ 1,603,802,130

Undistributed net                               14,431,091
investment income

Accumulated                                     66,527,361
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                                  405,049,939
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                                $ 2,089,810,521
104,279,605
shares outstanding

NET ASSET VALUE,                                $20.04
offering price
and redemption
price per share
($2,089,810,521 (divided by)
104,279,605
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                            $ 26,148,620
Dividends

Interest                                                      5,052,251

                                                              31,200,871

Less foreign taxes                                            (3,188,198
withheld                                                     )

 TOTAL INCOME                                                 28,012,673

EXPENSES

Management fee                                $ 6,739,466

Transfer agent fees                            648,554

Accounting fees and                            400,724
expenses

Non-interested                                 3,852
trustees'
compensation

Custodian fees and                             422,619
expenses

Registration fees                              4,483

Audit                                          14,836

Legal                                          2,287

Miscellaneous                                  71,824

 Total expenses                                8,308,645
before reductions

 Expense reductions                            (71,550        8,237,095
                                              )

NET INVESTMENT                                                19,775,578
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    69,225,765
securities

 Foreign currency                              (83,526
transactions                                  )

 Futures contracts                             (182,586       68,959,653
                                              )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    199,312,047
securities

 Assets and                                    (61,369
liabilities in                                )
 foreign currencies

 Futures contracts                             511,033        199,761,711

NET GAIN (LOSS)                                               268,721,364

NET INCREASE                                                 $ 288,496,942
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                            $ 70,664
Expense reductions
 Directed brokerage
arrangements

 Custodian credits                                            886

                                                             $ 71,550

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS      YEAR ENDED
                                    ENDED           DECEMBER 31,
                                    JUNE 30, 1997   1996
                                    (UNAUDITED)

Operations              $ 19,775,578      $ 28,360,200
Net investment
income

 Net realized gain       68,959,653        114,395,097
(loss)

 Change in net           199,761,711       46,672,077
unrealized
appreciation
(depreciation)

 NET INCREASE            288,496,942       189,427,374
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to         (29,012,812)      (16,689,141)
shareholders
From net
investment income

 From net realized       (115,172,073)     (18,358,055)
gain

 TOTAL DISTRIBUTIONS     (144,184,885)     (35,047,196)

Share transactions       478,306,941       649,592,564
Net proceeds from
sales of shares

 Reinvestment of         144,184,885       35,047,196
distributions

 Cost of shares          (344,594,600)     (514,552,645)
redeemed

 NET INCREASE            277,897,226       170,087,115
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE         422,209,283       324,467,293
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period     1,667,601,238     1,343,133,945

 End of period          $ 2,089,810,521   $ 1,667,601,238
(including
undistributed net
investment
income of
$14,431,091 and
$22,748,929,
respectively)

OTHER INFORMATION
Shares

 Sold                    26,141,924        37,069,614

 Issued in               8,319,959         2,053,145
reinvestment of
distributions

 Redeemed                (18,706,716)      (29,349,715)

 Net increase            15,755,167        9,773,044
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)        1996                       1995   1994   1993 F   1992



Net asset value,           $ 18.84       $ 17.06       $ 15.67       $ 15.48       $ 11.53     $ 13.09
beginning of period

Income from
Investment
Operations

 Net investment             .20 D         .32 D,        .17           .19           .06         .16
income                                   E

 Net realized and           2.64          1.88          1.34          .08           4.16        (1.54)
unrealized gain
(loss)

 Total from                 2.84          2.20          1.51          .27           4.22        (1.38)
investment
operations

Less Distributions

 From net                   (.33)         (.20)         (.06)         (.08)         (.18)       (.18)
investment income

 In excess of net           -             -             -             -             (.04)       -
investment income

 From net realized          (1.31)        (.22)         (.02)         -             -           -
gain

 In excess of net           -             -             (.04)         -             (.05)       -
realized gain

 Total distributions        (1.64)        (.42)         (.12)         (.08)         (.27)       (.18)

Net asset value, end       $ 20.04       $ 18.84       $ 17.06       $ 15.67       $ 15.48     $ 11.53
of period

TOTAL RETURN B, C           16.44%        13.15%        9.74%         1.72%         37.35%      (10.72)%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of         $ 2,089,811   $ 1,667,601   $ 1,343,134   $ 1,297,701   $ 777,961   $ 180,837
period (000
omitted)

Ratio of expenses to        .94% A        .93%          .91%          .92%          1.03%       1.14%
average net assets

Ratio of expenses to        .93% A, G     .92%          .91%          .92%          1.03%       1.14%
average net assets                       G
after expense
reductions

Ratio of net                2.23% A       1.84%         1.88%         1.28%         1.21%       1.86%
investment income
to average net
assets

Portfolio turnover rate     72% A         92%           50%           42%           42%         61%

Average commission         $ .0115       $ .0137
rate H





A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE
CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. C THE TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). D NET INVESTMENT
INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E INVESTMENT INCOME PER
SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER
SHARE. F EFFECTIVE JANUARY 1,
1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION,
DISCLOSURE, AND FINANCIAL
STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF
CAPITAL DISTRIBUTIONS BY
INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER
SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR
THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE FUND'S EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
The Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Investment Grade Bond Portfolio, Asset Manager Portfolio, Asset Manager: Growth Portfolio, Index 500 Portfolio and Contrafund Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio and Growth Opportunities Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) are registered under the Investment Company Act of 1940, as amended (the 1940
Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. On July 17, 1997, the Board of Trustees approved the creation of Service Class, a new class of shares of each fund. The Service Class shares of High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, Overseas Portfolio, Asset Manager Portfolio, Asset
Manager: Growth Portfolio, Contrafund Portfolio, Balanced Portfolio, Growth & Income Portfolio and Growth Opportunities Portfolio will be subject to an annual distribution and service fee of .10% of each class' average net assets. Service Class shares of the Money Market Portfolio, Index 500 Portfolio and Investment Grade Portfolio will be available without a 12b-1 fee. Service Class shares of each fund are expected to be available on or about October 31, 1997. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION:
MONEY MARKET PORTFOLIO. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INVESTMENT GRADE BOND PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
HIGH INCOME PORTFOLIO. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
ASSET MANAGER, BALANCED AND ASSET MANAGER: GROWTH PORTFOLIOS. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
EQUITY-INCOME, GROWTH & INCOME, INDEX 500, GROWTH OPPORTUNITIES, CONTRAFUND AND GROWTH PORTFOLIOS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
OVERSEAS PORTFOLIO. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
OVERSEAS PORTFOLIO - CONTINUED
or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. Growth & Income intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME:
MONEY MARKET PORTFOLIO. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER,
BALANCED, ASSET MANAGER: GROWTH, EQUITY-INCOME, INDEX 500, GROWTH OPPORTUNITIES, GROWTH & INCOME, CONTRAFUND, GROWTH AND OVERSEAS PORTFOLIOS. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Certain foreign currency gains (losses), if applicable, are taxable as ordinary income and, therefore, increase (decrease) taxable ordinary income available for distributions.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures and options transactions, defaulted bonds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. Certain funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds.
FUTURES CONTRACTS. Certain funds may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Each fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $10,000,000, $3,505,987, $1,696,288 and $202,398 or 0.9%, 0.2%, 0.0% and 0.1% of net
assets of the Money Market, High Income, Asset Manager and Asset Manager:
Growth Portfolios, respectively.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) and the market value of future contracts opened and closed is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee.
For the Money Market Portfolio, FMR receives a monthly fee that is calculated on the basis of a basic fund fee rate of .03% of the fund's average net assets, plus a fixed income group fee rate and an income-based fee. The group fee rate is the weighted average of a series of rates ranging from .1100% to .3700% and is based on the monthly average net assets of all the mutual funds advised by FMR. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is 0.24% of average net assets.
For the Index 500 Portfolio, FMR receives a fee that is computed at an annual rate of .28% of the fund's average net assets.
For all other funds, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the Investment Grade Bond and High Income Portfolios and .2500% to .5200% for
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
the Asset Manager, Balanced, Asset Manager: Growth, Equity-Income, Growth & Income, Growth Opportunities, Contrafund, Growth and Overseas Portfolios for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rates are .30% for Investment Grade Bond, Asset Manager: Growth, Growth Opportunities, Contrafund and Growth and,
 .45% for High Income and Overseas, .25% for Asset Manager, .15% for Balanced, and .20% for Equity-Income and Growth & Income Portfolios.
For the period, each funds' management fee was equivalent to the following annualized rates expressed as a percentage of average net assets:
Money Market .21%
Investment Grade Bond .44%
High Income .60%
Asset Manager .56%
Balanced .46%
Asset Manager: Growth, Growth Opportunities,
 Contrafund,  Growth .61%
Equity-Income .51%
Growth & Income .50%
Index 500 .28%
Overseas .76%
SUB-ADVISER FEE. As the Money Market Portfolio's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
FMR, on behalf of the High Income, Asset Manager, Balanced, Asset Manager:
Growth, Growth & Income, Growth Opportunities, Contrafund and Overseas Portfolios, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and with respect only to Overseas Portfolio, Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, each funds' transfer agent fees was equivalent to the following annualized rates expressed as a percentage of average net assets:
Money Market, High Income,                 .07
Asset Manager, Balanced, Equity-Income,    %

Growth Opportunities, Contrafund,
Growth and Overseas



Investment Grade Bond, Asset Manager:      .08
Growth, Growth & Income and Index 500      %

ACCOUNTING FEES. Fidelity Service Company Inc., an affiliate of FMR, maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the Index 500 fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .28% of average net assets.
FMR has directed certain portfolio trades to brokers who paid a portion of certain funds' expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized on uninvested cash balances were used to offset a portion of certain funds' expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. INTERFUND LENDING PROGRAM.
Contrafund Portfolio participated in the interfund lending program as a lender. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $36,999,000 and $17,934,833, respectively. The weighted average interest rate was 5.42%. Interest earned from the interfund lending program amounted to $16,203 and is included in interest income on the Statement of Operations.
7. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company and its subsidiaries, affiliates of FMR, were the record owners of more than 5% of the outstanding shares and certain unaffiliated insurance companies were record owners of 10% or more of the total outstanding shares of the following funds:
 FILI UNAFFILIATED INSURANCE COMPANIES
FUND % OF OWNERSHIP # OF % OF OWNERSHIP
Money Market 50 1 11
Investment Grade Bond 35 1 11
High Income 14 2 57
Asset Manager 20 3 49
Balanced 23 1 76
Asset Manager: Growth 76 - -
Equity-Income 20 1 29
Growth & Income 90 - -
Index 500 44 1 10
Growth Opportunities 28 1 71
Contrafund 37 2 35
Growth  15 1 28
Overseas 15 1 36
8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in the "Legend" at the end of each applicable fund's schedule of investments.
9. ASSET TRANSFER INFORMATION.
In September 1996, the Board of Trustees approved a proposal to liquidate Money Market Fund, Government Investment Fund, High Yield Fund, and Overseas Fund of the Fidelity Advisor Annuity Fund trust, and to transfer the assets of those funds to Money Market Portfolio, Investment Grade Bond Portfolio, High Income Portfolio, and Overseas Portfolio, respectively. The liquidation and transfer of assets was completed on March 14, 1997.
   VALUE OF
FUND ASSETS TRANSFERRED SHARES EACH SHARE
Money Market Fund $27,320,971 27,320,971 $ 1.00
Investment Grade Portfolio $19,784,453 1,717,566 $ 11.52
High Income Portfolio $91,391,383 7,733,642 $ 11.82
Overseas Portfolio $46,754,098 2,644,463 $ 17.68



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
FMR Texas Inc., Irving, TX
 MONEY MARKET PORTFOLIO
Fidelity Management & Research (U.K.) Inc.,
 London, England
 HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME AND OVERSEAS PORTFOLIOS
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
 HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME AND OVERSEAS PORTFOLIOS
Fidelity International Investment Advisors
 Pembroke, Bermuda
 OVERSEAS PORTFOLIO
Fidelity International Investment Advisors (U.K.) Limited
 Kent, England
 OVERSEAS PORTFOLIO
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail Johnson, VICE PRESIDENT - GROWTH, CONTRAFUND
 AND GROWTH OPPORTUNITIES PORTFOLIOS
Richard A. Spillane, Jr., VICE PRESIDENT - EQUITY INCOME,
 OVERSEAS, BALANCED AND GROWTH & INCOME PORTFOLIOS
William J. Hayes, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT - HIGH INCOME,
 INVESTMENT GRADE BOND, ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Robert A. Lawrence, VICE PRESIDENT - INVESTMENT GRADE BOND,
 INDEX 500, ASSET MANAGER, ASSET MANAGER: GROWTH AND
 HIGH INCOME PORTFOLIOS
Barry J. Coffman, VICE PRESIDENT - HIGH INCOME PORTFOLIO
William Danoff, VICE PRESIDENT - CONTRAFUND PORTFOLIO
Bettina Doulton, VICE PRESIDENT - BALANCED PORTFOLIO
Jennifer Farrelly, VICE PRESIDENT - INDEX 500 PORTFOLIO
Kevin E. Grant, VICE PRESIDENT - INVESTMENT GRADE BOND
 AND BALANCED PORTFOLIOS
Richard C. Habermann, VICE PRESIDENT - ASSET MANAGER
 AND ASSET MANAGER: GROWTH PORTFOLIOS
Robert K. Duby, VICE PRESIDENT - MONEY MARKET PORTFOLIO
Richard M. Mace, Jr., VICE PRESIDENT - OVERSEAS PORTFOLIO
Charles S. Morrison, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Stephen Petersen, VICE PRESIDENT - EQUITY INCOME
Beth Terrana, VICE PRESIDENT - GROWTH & INCOME PORTFOLIO
John Todd, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Jennifer Uhrig, VICE PRESIDENT - GROWTH OPPORTUNITIES PORTFOLIO
George Vanderheiden, VICE PRESIDENT -
 ASSET MANAGER, ASSET MANAGER: GROWTH AND
 GROWTH OPPORTUNITIES PORTFOLIOS
Sarah H. Zenoble, VICE PRESIDENT - MONEY MARKET PORTFOLIOS
Thomas D. Maher, ASSISTANT VICE PRESIDENT -
 MONEY MARKET PORTFOLIO
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Boyce Greer, VICE PRESIDENT - MONEY MARKET PORTFOLIO
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER -
 MONEY MARKET PORTFOLIO
BOARD OF TRUSTEES
Robert C. Pozen **
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates **
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
The Bank of New York, New York, NY
 MONEY MARKET, INVESTMENT GRADE BOND AND
 HIGH INCOME PORTFOLIOS
The Chase Manhattan Bank, New York, NY
 EQUITY-INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 GROWTH & INCOME, BALANCED AND OVERSEAS PORTFOLIOS
Brown Brothers Harriman & Co., Boston, MA
 GROWTH, GROWTH OPPORTUNITIES, CONTRAFUND AND
 INDEX 500 PORTFOLIOS
* INDEPENDENT TRUSTEES
** BALANCED, GROWTH & INCOME AND GROWTH OPPORTUNITIES PORTFOLIOS ONLY